UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311

Schwab Strategic Trust
– Schwab Fixed-Income
ETFs
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Strategic Trust – Schwab Fixed-Income ETFs

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2024

Item 1: Report(s) to Shareholders.

Semiannual Report |
June 30, 2024
Schwab U.S. TIPS ETF
Ticker Symbol: SCHP
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabetfs_prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. TIPS ETF	$2	0.03%

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/schwabetfs_prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. TIPS ETF (08/05/2010)
Market Price Return 2	0.75%	2.59%	2.02%	1.86%
NAV Return 2	0.85%	2.69%	2.03%	1.86%
Bloomberg US Aggregate Bond Index 3	-0.71%	2.63%	-0.23%	1.35%
Bloomberg US Treasury Inflation-Linked Bond Index (Series-L) SM	0.70%	2.71%	2.07%	1.91%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
are service marks of Bloomberg Finance L.P. and its affiliates, including
Bloomberg Index Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment
Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. TIPS ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. TIPS ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
to the
Bloomberg US Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US Treasury Inflation-Linked Bond Index (Series-L)
SM
. The fund does not seek to track the regulatory index.
Schwab U.S. TIPS ETF | Semiannual Report
1
REG124717-00  00301211

Statistics

Net Assets (millions)	$11,135
Number of Holdings	49
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	13%
Weighted Average Maturity	7.1 Yrs
Weighted Average Duration	6.5 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation (FDIC) or any other government agency.
U.S. Treasury Inflation-Protected Securities (TIPS) generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
1
Less than 0.05%.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab U.S. TIPS ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabetfs_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/schwabetfs_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs
at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabetfs_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
,
or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. TIPS ETF | Semiannual Report
3

Semiannual Report |
June 30, 2024
Schwab Short-Term U.S. Treasury ETF
Ticker Symbol: SCHO
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabetfs_prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Short-Term U.S. Treasury ETF	$2	0.03%

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/schwabetfs_prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Short-Term U.S. Treasury ETF (08/05/2010)
Market Price Return 2	1.17%	4.45%	0.98%	1.06%
NAV Return 2	1.19%	4.47%	0.98%	1.06%
Bloomberg US Aggregate Bond Index 3	-0.71%	2.63%	-0.23%	1.35%
Bloomberg US Treasury 1-3 Year Index	1.19%	4.51%	1.02%	1.12%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury 1-3 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Short-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Short-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury 1-3 Year Index to the Bloomberg US Aggregate
Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the
Bloomberg US Treasury 1-3 Year Index. The fund does not seek to track the regulatory index.
Schwab Short-Term U.S. Treasury ETF | Semiannual Report
1
REG124715-00  00301209

Statistics

Net Assets (millions)	$10,543
Number of Holdings	97
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	33%
Weighted Average Maturity	2.0 Yrs
Weighted Average Duration	1.9 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation (FDIC) or any other government agency.
1
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Short-Term U.S. Treasury ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabetfs_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/schwabetfs_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs
at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabetfs_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
,
or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Short-Term U.S. Treasury ETF | Semiannual Report
3

Semiannual Report |
June 30, 2024
Schwab Intermediate-Term U.S. Treasury ETF
Ticker Symbol: SCHR
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabetfs_prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Intermediate-Term U.S. Treasury ETF	$1	0.03%

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/schwabetfs_prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Intermediate-Term U.S. Treasury ETF (08/05/2010 )
Market Price Return 2	-0.37%	2.51%	-0.27%	1.07%
NAV Return 2	-0.39%	2.53%	-0.29%	1.07%
Bloomberg US Aggregate Bond Index 3	-0.71%	2.63%	-0.23%	1.35%
Bloomberg US Treasury 3-10 Year Index	-0.48%	2.55%	-0.26%	1.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Treasury 3-10 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Intermediate-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Intermediate-Term U.S. Treasury ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Treasury 3-10 Year Index to the Bloomberg US Aggregate
Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the
Bloomberg US Treasury 3-10 Year Index. The fund does not seek to track the regulatory index.
Schwab Intermediate-Term U.S. Treasury ETF | Semiannual Report
1
REG124712-00  00301206

Statistics

Net Assets (millions)	$8,091
Number of Holdings	107
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	19%
Weighted Average Maturity	5.6 Yrs
Weighted Average Duration	5.0 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation (FDIC) or any other government agency.
1
Less than 0.05%.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Intermediate-Term U.S. Treasury ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabetfs_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/schwabetfs_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs
at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabetfs_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
,
or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Intermediate-Term U.S. Treasury ETF | Semiannual Report
3

Semiannual Report |
June 30, 2024
Schwab Long-Term U.S. Treasury ETF
Ticker Symbol: SCHQ
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabetfs_prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Long-Term U.S. Treasury ETF	$1	0.03%

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/schwabetfs_prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Long-Term U.S. Treasury ETF (10/10/2019)
Market Price Return 2	-4.73%	-5.73%	-6.21%
NAV Return 2	-4.73%	-5.65%	-6.22%
Bloomberg US Aggregate Bond Index 3	-0.71%	2.63%	-0.80%
Bloomberg US Long Treasury Index	-5.01%	-5.61%	-6.20%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Long Treasury Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab Long-Term U.S. Treasury ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab Long-Term U.S. Treasury ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US Long Treasury Index to the Bloomberg US Aggregate Bond
Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the
Bloomberg US Long Treasury Index. The fund does not seek to track the regulatory index.
Schwab Long-Term U.S. Treasury ETF | Semiannual Report
1
REG124713-00  00301207

Statistics

Net Assets (thousands)	$677,315
Number of Holdings	85
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	10%
Weighted Average Maturity	22.5 Yrs
Weighted Average Duration	14.9 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation (FDIC) or any other government agency.
1
Less than 0.05%.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Long-Term U.S. Treasury ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabetfs_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/schwabetfs_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs
at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabetfs_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
,
or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Long-Term U.S. Treasury ETF | Semiannual Report
3

Semiannual Report |
June 30, 2024
Schwab U.S. Aggregate Bond ETF
Ticker Symbol: SCHZ
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabetfs_prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. Aggregate Bond ETF	$1	0.03%

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/schwabetfs_prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. Aggregate Bond ETF (07/14/2011)
Market Price Return 2	-0.63%	2.46%	-0.29%	1.26%
NAV Return 2	-0.63%	2.59%	-0.29%	1.28%
Bloomberg US Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US Aggregate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and Bloomberg does not approve, endorse, review, or recommend Schwab U.S. Aggregate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab U.S. Aggregate Bond ETF.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
Schwab U.S. Aggregate Bond ETF | Semiannual Report
1
REG124716-00  00301210

Statistics

Net Assets (millions)	$7,679
Number of Holdings	10,378
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	26%
Weighted Average Maturity	8.4 Yrs
Weighted Average Duration	6.0 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation (FDIC) or any other government agency.
1
The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 1.2% of total investments on June 30, 2024.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab U.S. Aggregate Bond ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabetfs_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/schwabetfs_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs
at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabetfs_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
,
or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. Aggregate Bond ETF | Semiannual Report
3

Semiannual Report |
June 30, 2024
Schwab 1-5 Year Corporate Bond ETF
Ticker Symbol: SCHJ
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabetfs_prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 1-5 Year Corporate Bond ETF	$2	0.03%

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/schwabetfs_prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab 1-5 Year Corporate Bond ETF (10/10/2019)
Market Price Return 2	1.43%	5.80%	1.43%
NAV Return 2	1.56%	5.93%	1.44%
Bloomberg US Aggregate Bond Index 3	-0.71%	2.63%	-0.80%
Bloomberg US 1-5 Year Corporate Bond Index	1.56%	6.01%	1.52%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US 1-5 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and
Bloomberg does not approve, endorse, review, or recommend Schwab 1-5 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 1-5 Year Corporate Bond ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US 1-5 Year Corporate Bond Index to the Bloomberg US
Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 1-5 Year Corporate Bond Index. The fund does not seek to track the regulatory index.
Schwab 1-5 Year Corporate Bond ETF | Semiannual Report
1
REG124710-00  00301204

Statistics

Net Assets (thousands)	$408,158
Number of Holdings (excludes derivatives)	2,604
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	19%
Weighted Average Maturity	2.9 Yrs
Weighted Average Duration	2.6 Yrs
Portfolio Composition By Security Type % of Investments
1

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation (FDIC) or any other government agency.
1
Excludes derivatives.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab 1-5 Year Corporate Bond ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabetfs_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/schwabetfs_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs
at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabetfs_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
,
or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab 1-5 Year Corporate Bond ETF | Semiannual Report
3

Semiannual Report |
June 30, 2024
Schwab 5-10 Year Corporate Bond ETF
Ticker Symbol: SCHI
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabetfs_prospectus
.
You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab 5-10 Year Corporate Bond ETF	$1	0.03%

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/schwabetfs_prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab 5-10 Year Corporate Bond ETF (10/10/2019)
Market Price Return 2	0.27%	5.38%	0.38%
NAV Return 2	0.27%	5.66%	0.40%
Bloomberg US Aggregate Bond Index 3	-0.71%	2.63%	-0.80%
Bloomberg US 5-10 Year Corporate Bond Index	0.19%	5.72%	0.47%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Bloomberg
®
and Bloomberg US 5-10 Year Corporate Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index
Services Limited (BISL), the administrator of the indices (collectively, Bloomberg). Bloomberg is not affiliated with Charles Schwab Investment Management, Inc., and
Bloomberg does not approve, endorse, review, or recommend Schwab 5-10 Year Corporate Bond ETF. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to Schwab 5-10 Year Corporate Bond ETF.
*
Inception (10/10/2019) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Bloomberg US 5-10 Year Corporate Bond Index to the Bloomberg US
Aggregate Bond Index. The Bloomberg US Aggregate Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Bloomberg US 5-10 Year Corporate Bond Index. The fund does not seek to track the regulatory index.
Schwab 5-10 Year Corporate Bond ETF | Semiannual Report
1
REG124711-00  00301205

Statistics

Net Assets (millions)	$6,598
Number of Holdings (excludes derivatives)	2,191
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	17%
Weighted Average Maturity	7.4 Yrs
Weighted Average Duration	6.1 Yrs
Portfolio Composition By Security Type % of Investments
1

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation (FDIC) or any other government agency.
1
Excludes derivatives.
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab 5-10 Year Corporate Bond ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabetfs_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/schwabetfs_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs
at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabetfs_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
,
or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab 5-10 Year Corporate Bond ETF | Semiannual Report
3

Semiannual Report |
June 30, 2024
Schwab Municipal Bond ETF
Ticker Symbol: SCMB
Principal U.S. Listing Exchange: NYSE Arca, Inc.

This
semiannual shareholder report
contains important information about the fund for the period of January 1, 2024, to June 30,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/schwabetfs_prospectus
. You can
also request this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If
you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED June 30, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Municipal Bond ETF	$1	0.03%

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance
information current to the most recent month end, please visit
www.schwabassetmanagement.com/schwabetfs_prospectus
.

Average Annual Total Returns
1

Fund and Inception Date	6 Months	1 Year	Since Inception*
Fund: Schwab Municipal Bond ETF (10/12/2022)
Market Price Return 2	-0.91%	2.51%	4.73%
NAV Return 2	-0.40%	2.93%	4.89%
Bloomberg Municipal Bond Index 3	-0.40%	3.21%	5.33%
ICE AMT-Free Core U.S. National Municipal Index	-0.30%	3.06%	4.93%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
“ICE
®
” is a registered trademark of ICE Data Indices, LLC or its affiliates. This trademark has been licensed, along with the ICE AMT-Free Core U.S. National Municipal Index
(“Index”) for use by Charles Schwab Investment Management, Inc., dba Schwab Asset Management, in connection with the Schwab Municipal Bond ETF. The Schwab
Municipal Bond ETF is not sponsored, endorsed, sold or promoted by ICE Data Indices, LLC, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and
its Suppliers make no representations or warranties regarding the advisability of investing in the Schwab Municipal Bond ETF.
*
Inception (10/12/2022) represents the date that the shares began trading in the secondary market.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
ETF performance must be shown based on both a Market Price and a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively
.
3
In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the ICE AMT-Free Core U.S. National Municipal Index to the Bloomberg
Municipal Bond Index. The Bloomberg Municipal Bond Index provides a broad measure of market performance. The fund generally invests in securities that are included in the ICE AMT-Free Core U.S. National Municipal Index. The fund does not seek to track the regulatory index.
Schwab Municipal Bond ETF | Semiannual Report
1
REG124714-00  00301208

Statistics

Net Assets (thousands)	$347,840
Number of Holdings	2,385
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	15%
Weighted Average Maturity	7.6 Yrs
Weighted Average Duration	6.1 Yrs
Portfolio Composition By Security Type % of Investments

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.
Fixed-income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation (FDIC) or any other government agency.
2
Schwab Municipal Bond ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/schwabetfs_prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/schwabetfs_prospectus
, the SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs
at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/schwabetfs_prospectus
or the SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
,
or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Municipal Bond ETF | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | June 30, 2024
Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF	SCHP
Schwab Short-Term U.S. Treasury ETF	SCHO
Schwab Intermediate-Term U.S. Treasury ETF	SCHR
Schwab Long-Term U.S. Treasury ETF	SCHQ
Schwab U.S. Aggregate Bond ETF	SCHZ
Schwab 1-5 Year Corporate Bond ETF	SCHJ
Schwab 5-10 Year Corporate Bond ETF	SCHI
Schwab Municipal Bond ETF	SCMB

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$52.16	$51.77	$62.83	$62.06	$56.57	$53.27
Income (loss) from investment operations:
Net investment income (loss)[1]	1.05	1.50	3.62	2.93	0.81	1.21
Net realized and unrealized gains (losses)	(0.61)	0.47	(10.95)	0.60	5.37	3.23
Total from investment operations	0.44	1.97	(7.33)	3.53	6.18	4.44
Less distributions:
Distributions from net investment income	(0.58)	(1.58)	(3.73)	(2.76)	(0.69)	(1.14)
Net asset value at end of period	$52.02	$52.16	$51.77	$62.83	$62.06	$56.57
Total return	0.85%[2]	3.87%	(11.96%)	5.80%	10.94%	8.36%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[3]	0.04%[4]	0.05%[5,6]	0.05%	0.05%	0.05%
Net investment income (loss)	4.09%[3]	2.88%	6.34%	4.69%	1.36%	2.18%
Portfolio turnover rate[7]	13%[2]	26%	18%	19%	23%	20%
Net assets, end of period (x 1,000,000)	$11,135	$11,420	$13,832	$21,304	$14,090	$8,734

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective September 25, 2023, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2023, is a blended ratio.
[5]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.7% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.38%, 07/15/25	374,293,523	364,958,115
0.13%, 10/15/25	332,325,983	321,460,482
0.63%, 01/15/26	312,427,064	302,291,490
2.00%, 01/15/26	149,468,579	147,658,609
0.13%, 04/15/26	256,668,052	245,268,382
0.13%, 07/15/26	314,574,035	300,725,404
0.13%, 10/15/26	355,217,012	338,191,571
0.38%, 01/15/27	291,933,589	277,644,809
2.38%, 01/15/27	144,881,815	144,876,156
0.13%, 04/15/27	362,872,273	341,489,741
0.38%, 07/15/27	322,965,269	306,589,922
1.63%, 10/15/27	363,881,523	358,174,555
0.50%, 01/15/28	329,817,562	310,885,262
1.75%, 01/15/28	136,687,007	134,545,934
1.25%, 04/15/28	359,345,754	347,281,000
3.63%, 04/15/28	139,936,218	147,148,947
0.75%, 07/15/28	287,108,517	272,977,394
2.38%, 10/15/28	369,762,391	374,803,291
0.88%, 01/15/29	246,249,225	233,426,951
2.50%, 01/15/29	126,226,565	128,516,887
2.13%, 04/15/29	383,599,243	384,415,891
3.88%, 04/15/29	162,381,053	175,498,397
0.25%, 07/15/29	290,941,908	267,308,560
0.13%, 01/15/30	328,650,952	296,004,100
0.13%, 07/15/30	363,908,401	325,747,773
0.13%, 01/15/31	376,654,575	332,515,367
0.13%, 07/15/31	384,908,274	338,050,202
0.13%, 01/15/32	420,216,462	363,864,779
3.38%, 04/15/32	58,447,422	63,813,854
0.63%, 07/15/32	436,002,666	390,988,796
1.13%, 01/15/33	425,437,542	393,704,224
1.38%, 07/15/33	415,902,466	392,930,356
1.75%, 01/15/34	438,622,355	425,866,327
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 02/15/40	75,241,551	74,515,588
2.13%, 02/15/41	110,324,022	109,421,176
0.75%, 02/15/42	178,754,477	139,746,199
0.63%, 02/15/43	140,387,089	105,528,865
1.38%, 02/15/44	193,089,395	165,521,358
0.75%, 02/15/45	212,590,991	159,343,591
1.00%, 02/15/46	109,467,215	85,448,569
0.88%, 02/15/47	134,117,227	100,768,665
1.00%, 02/15/48	97,419,403	74,613,369
1.00%, 02/15/49	90,630,975	68,881,311
0.25%, 02/15/50	138,056,710	84,341,325
0.13%, 02/15/51	138,949,234	80,416,869
0.13%, 02/15/52	161,095,458	91,534,943
1.50%, 02/15/53	154,061,203	129,519,736
2.13%, 02/15/54	78,989,380	76,851,113
Total Treasuries (Cost $12,327,675,901)		11,096,076,205

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (a)	302,093	302,093
Total Short-Term Investments (Cost $302,093)		302,093
Total Investments in Securities (Cost $12,327,977,994)		11,096,378,298

(a)	The rate shown is the annualized 7-day yield.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$11,096,076,205	$—	$11,096,076,205
Short-Term Investments[1]	302,093	—	—	302,093
Total	$302,093	$11,096,076,205	$—	$11,096,378,298

[1]	As categorized in the Portfolio Holdings.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $12,327,977,994)		$11,096,378,298
Receivables:
Investments sold		183,894,348
Interest		38,294,374
Dividends	+	27,093
Total assets		11,318,594,113

Liabilities
Payables:
Investments bought		181,122,935
Fund shares redeemed		2,600,936
Management fees	+	268,046
Total liabilities		183,991,917
Net assets		$11,134,602,196

Net Assets by Source
Capital received from investors		$13,290,872,105
Total distributable loss	+	(2,156,269,909)
Net assets		$11,134,602,196

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$11,134,602,196		214,050,000		$52.02

See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$227,438,071
Dividends received from securities - unaffiliated issuers	+	182,670
Total investment income		227,620,741

Expenses
Management fees		1,655,869
Total expenses	–	1,655,869
Net investment income		225,964,872

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(137,521,295)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	923,615
Net realized losses		(136,597,680)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(3,989,669)
Net realized and unrealized losses		(140,587,349)
Increase in net assets resulting from operations		$85,377,523
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. TIPS ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$225,964,872	$354,072,958
Net realized losses		(136,597,680)	(784,676,169)
Net change in unrealized appreciation (depreciation)	+	(3,989,669)	935,992,462
Increase in net assets resulting from operations		$85,377,523	$505,389,251

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($120,689,215 )	($357,550,940 )

TRANSACTIONS IN FUND SHARES
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,150,000	$1,200,911,426	75,500,000	$3,952,028,772
Shares redeemed	+	(28,050,000)	(1,451,376,689)	(123,750,000)	(6,511,799,695)
Net transactions in fund shares		(4,900,000)	($250,465,263 )	(48,250,000)	($2,559,770,923 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		218,950,000	$11,420,379,151	267,200,000	$13,832,311,763
Total decrease	+	(4,900,000)	(285,776,955)	(48,250,000)	(2,411,932,612)
End of period		214,050,000	$11,134,602,196	218,950,000	$11,420,379,151
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$48.43	$48.24	$50.84	$51.39	$50.48	$49.88
Income (loss) from investment operations:
Net investment income (loss)[1]	1.02	1.82	0.68	0.21	0.65	1.14
Net realized and unrealized gains (losses)	(0.45)	0.19	(2.64)	(0.55)	0.91	0.60
Total from investment operations	0.57	2.01	(1.96)	(0.34)	1.56	1.74
Less distributions:
Distributions from net investment income	(0.88)	(1.82)	(0.64)	(0.21)	(0.65)	(1.14)
Net asset value at end of period	$48.12	$48.43	$48.24	$50.84	$51.39	$50.48
Total return	1.19%[2]	4.26%	(3.85%)	(0.66%)	3.11%	3.53%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[3]	0.03%	0.04%[4,5]	0.05%[6]	0.05%	0.06%[7]
Net investment income (loss)	4.25%[3]	3.78%	1.39%	0.41%	1.26%	2.27%
Portfolio turnover rate[8]	33%[2]	81%	106%	73%	74%	77%
Net assets, end of period (x 1,000,000)	$10,543	$11,900	$10,256	$8,956	$7,508	$5,263

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[7]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended December 31, 2019, is a blended ratio.
[8]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.3% OF NET ASSETS
U.S. Treasury Bonds
6.88%, 08/15/25	10,768,000	11,019,954
6.00%, 02/15/26	17,800,000	18,173,035
6.75%, 08/15/26	11,428,000	11,942,260
6.50%, 11/15/26	12,844,000	13,527,843
6.63%, 02/15/27	4,938,000	5,209,783
U.S. Treasury Notes
3.00%, 07/15/25	52,527,000	51,424,138
0.25%, 07/31/25	128,588,000	122,128,463
2.88%, 07/31/25	61,455,000	60,045,856
4.75%, 07/31/25	121,513,000	121,090,553
2.00%, 08/15/25	154,005,000	148,915,617
3.13%, 08/15/25	116,606,000	114,166,839
0.25%, 08/31/25	117,980,000	111,636,271
2.75%, 08/31/25	63,907,000	62,254,405
5.00%, 08/31/25	112,728,000	112,646,536
3.50%, 09/15/25	114,220,000	112,172,071
0.25%, 09/30/25	135,415,000	127,694,758
3.00%, 09/30/25	60,442,000	58,980,531
5.00%, 09/30/25	123,467,000	123,428,417
4.25%, 10/15/25	109,366,000	108,344,966
0.25%, 10/31/25	138,858,000	130,504,823
3.00%, 10/31/25	52,973,000	51,637,294
5.00%, 10/31/25	130,884,000	130,899,338
2.25%, 11/15/25	161,806,000	156,038,501
4.50%, 11/15/25	111,097,000	110,430,852
0.38%, 11/30/25	141,958,000	133,188,212
2.88%, 11/30/25	66,638,000	64,787,234
4.88%, 11/30/25	147,795,000	147,636,236
4.00%, 12/15/25	101,913,000	100,609,230
0.38%, 12/31/25	148,793,000	139,156,329
2.63%, 12/31/25	61,702,000	59,696,685
4.25%, 12/31/25	152,161,000	150,719,631
3.88%, 01/15/26	111,469,000	109,805,674
0.38%, 01/31/26	162,323,000	151,296,449
2.63%, 01/31/26	64,010,000	61,829,659
4.25%, 01/31/26	163,154,000	161,605,311
1.63%, 02/15/26	136,621,000	129,787,282
4.00%, 02/15/26	107,361,000	105,924,627
0.50%, 02/28/26	159,417,000	148,466,421
2.50%, 02/28/26	71,296,000	68,647,465
4.63%, 02/28/26	169,547,000	168,954,248
4.63%, 03/15/26	100,468,000	100,132,453
0.75%, 03/31/26	151,997,000	141,775,796
2.25%, 03/31/26	67,037,000	64,203,640
4.50%, 03/31/26	175,526,000	174,614,088
3.75%, 04/15/26	103,970,000	102,113,973
0.75%, 04/30/26	149,504,000	139,070,839
2.38%, 04/30/26	48,774,000	46,739,210
4.88%, 04/30/26	182,231,000	182,522,854
1.63%, 05/15/26	138,021,000	130,330,103
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 05/15/26	110,024,000	107,795,584
0.75%, 05/31/26	155,410,000	144,145,810
2.13%, 05/31/26	60,074,000	57,216,965
4.88%, 05/31/26	186,176,000	186,561,442
4.13%, 06/15/26	104,406,000	103,223,276
0.88%, 06/30/26	138,534,000	128,530,871
1.88%, 06/30/26	62,492,000	59,151,363
4.63%, 06/30/26	180,000,000	179,680,079
4.50%, 07/15/26	104,135,000	103,703,817
0.63%, 07/31/26	143,936,000	132,437,988
1.88%, 07/31/26	67,849,000	64,074,899
1.50%, 08/15/26	137,722,000	128,915,324
4.38%, 08/15/26	115,012,000	114,266,220
0.75%, 08/31/26	165,486,000	152,240,656
1.38%, 08/31/26	58,234,000	54,305,480
4.63%, 09/15/26	121,305,000	121,172,323
0.88%, 09/30/26	145,559,000	133,999,569
1.63%, 09/30/26	50,025,000	46,831,998
4.63%, 10/15/26	128,975,000	128,884,315
1.13%, 10/31/26	146,364,000	135,095,115
1.63%, 10/31/26	59,565,000	55,637,433
2.00%, 11/15/26	134,342,000	126,449,407
4.63%, 11/15/26	125,306,000	125,271,736
1.25%, 11/30/26	156,900,000	144,936,375
1.63%, 11/30/26	60,561,000	56,440,014
4.38%, 12/15/26	132,953,000	132,215,527
1.25%, 12/31/26	146,939,000	135,482,350
1.75%, 12/31/26	64,990,000	60,671,719
4.00%, 01/15/27	140,796,000	138,772,057
1.50%, 01/31/27	200,087,000	185,205,529
2.25%, 02/15/27	126,212,000	119,009,042
4.13%, 02/15/27	137,902,000	136,339,830
1.13%, 02/28/27	39,304,000	35,947,807
1.88%, 02/28/27	143,407,000	133,805,454
4.25%, 03/15/27	149,580,000	148,393,877
0.63%, 03/31/27	60,830,000	54,727,991
2.50%, 03/31/27	137,190,000	130,057,191
4.50%, 04/15/27	151,453,000	151,245,935
0.50%, 04/30/27	86,317,000	77,152,563
2.75%, 04/30/27	132,200,000	125,966,976
2.38%, 05/15/27	144,190,000	135,831,486
4.50%, 05/15/27	156,225,000	156,041,925
0.50%, 05/31/27	83,665,000	74,556,627
2.63%, 05/31/27	128,013,000	121,417,330
4.63%, 06/15/27	154,000,000	154,463,203
0.50%, 06/30/27	99,000,000	87,993,985
3.25%, 06/30/27	125,000,000	120,629,883
Total Treasuries (Cost $10,523,922,276)		10,464,823,099
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (a)	12,672,986	12,672,986
Total Short-Term Investments (Cost $12,672,986)		12,672,986
Total Investments in Securities (Cost $10,536,595,262)		10,477,496,085

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$10,464,823,099	$—	$10,464,823,099
Short-Term Investments[1]	12,672,986	—	—	12,672,986
Total	$12,672,986	$10,464,823,099	$—	$10,477,496,085

[1]	As categorized in the Portfolio Holdings.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $10,536,595,262)		$10,477,496,085
Receivables:
Investments sold		532,988,049
Interest		76,174,658
Fund shares sold		4,811,818
Dividends	+	61,685
Total assets		11,091,532,295

Liabilities
Payables:
Investments bought		548,609,784
Management fees	+	258,068
Total liabilities		548,867,852
Net assets		$10,542,664,443

Net Assets by Source
Capital received from investors		$11,106,943,783
Total distributable loss	+	(564,279,340)
Net assets		$10,542,664,443

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$10,542,664,443		219,100,000		$48.12

See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$232,942,153
Dividends received from securities - unaffiliated issuers	+	343,729
Total investment income		233,285,882

Expenses
Management fees		1,638,476
Total expenses	–	1,638,476
Net investment income		231,647,406

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(34,294,000)
Net realized losses on sales of in-kind redemptions - unaffiliated issuers	+	(6,295,670)
Net realized losses		(40,589,670)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(70,915,820)
Net realized and unrealized losses		(111,505,490)
Increase in net assets resulting from operations		$120,141,916
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Short-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$231,647,406	$485,162,234
Net realized losses		(40,589,670)	(237,063,672)
Net change in unrealized appreciation (depreciation)	+	(70,915,820)	241,576,809
Increase in net assets resulting from operations		$120,141,916	$489,675,371

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($198,081,320 )	($486,218,420 )

TRANSACTIONS IN FUND SHARES
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,400,000	$694,955,889	124,000,000	$6,014,290,572
Shares redeemed	+	(41,000,000)	(1,974,687,573)	(90,900,000)	(4,373,360,928)
Net transactions in fund shares		(26,600,000)	($1,279,731,684 )	33,100,000	$1,640,929,644

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		245,700,000	$11,900,335,531	212,600,000	$10,255,948,936
Total increase (decrease)	+	(26,600,000)	(1,357,671,088)	33,100,000	1,644,386,595
End of period		219,100,000	$10,542,664,443	245,700,000	$11,900,335,531
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$49.72	$49.22	$56.16	$58.21	$54.97	$52.89
Income (loss) from investment operations:
Net investment income (loss)[1]	0.90	1.57	1.12	0.55	0.94	1.28
Net realized and unrealized gains (losses)	(1.10)	0.50	(7.06)	(2.04)	3.24	2.07
Total from investment operations	(0.20)	2.07	(5.94)	(1.49)	4.18	3.35
Less distributions:
Distributions from net investment income	(0.76)	(1.57)	(1.00)	(0.56)	(0.94)	(1.27)
Net asset value at end of period	$48.76	$49.72	$49.22	$56.16	$58.21	$54.97
Total return	(0.39%)[2]	4.29%	(10.63%)	(2.57%)	7.62%	6.38%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[3]	0.03%	0.04%[4,5]	0.05%[6]	0.05%	0.06%[7]
Net investment income (loss)	3.71%[3]	3.20%	2.18%	0.97%	1.63%	2.35%
Portfolio turnover rate[8]	19%[2]	56%	88%	56%	51%	38%
Net assets, end of period (x 1,000,000)	$8,091	$7,878	$7,555	$3,712	$3,953	$4,736

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[7]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended December 31, 2019, is a blended ratio.
[8]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.2% OF NET ASSETS
U.S. Treasury Bonds
6.38%, 08/15/27	5,933,000	6,265,341
6.13%, 11/15/27	13,508,000	14,223,502
5.50%, 08/15/28	7,508,000	7,845,273
5.25%, 11/15/28	13,457,000	13,931,149
5.25%, 02/15/29	7,674,000	7,977,962
6.13%, 08/15/29	6,998,000	7,564,401
6.25%, 05/15/30	10,985,000	12,063,761
5.38%, 02/15/31	13,578,000	14,452,084
U.S. Treasury Notes
2.25%, 08/15/27	70,610,000	65,995,526
0.50%, 08/31/27	64,424,000	56,896,961
3.13%, 08/31/27	73,243,000	70,281,808
0.38%, 09/30/27	81,809,000	71,749,050
4.13%, 09/30/27	74,208,000	73,384,755
0.50%, 10/31/27	78,239,000	68,685,285
4.13%, 10/31/27	72,697,000	71,890,518
2.25%, 11/15/27	74,424,000	69,257,928
0.63%, 11/30/27	84,168,000	74,005,371
3.88%, 11/30/27	71,706,000	70,344,707
0.63%, 12/31/27	86,778,000	76,069,730
3.88%, 12/31/27	71,056,000	69,709,822
0.75%, 01/31/28	96,693,000	84,904,764
3.50%, 01/31/28	70,056,000	67,855,804
2.75%, 02/15/28	98,096,000	92,497,631
1.13%, 02/29/28	92,174,000	81,898,040
4.00%, 02/29/28	66,021,000	65,017,790
1.25%, 03/31/28	89,559,000	79,763,484
3.63%, 03/31/28	70,788,000	68,805,383
1.25%, 04/30/28	95,974,000	85,278,148
3.50%, 04/30/28	65,527,000	63,387,134
2.88%, 05/15/28	98,455,000	93,020,746
1.25%, 05/31/28	95,846,000	84,980,958
3.63%, 05/31/28	68,584,000	66,636,321
1.25%, 06/30/28	87,454,000	77,389,958
4.00%, 06/30/28	65,503,000	64,515,338
1.00%, 07/31/28	96,490,000	84,300,600
4.13%, 07/31/28	65,532,000	64,848,522
2.88%, 08/15/28	98,517,000	92,829,183
1.13%, 08/31/28	90,385,000	79,199,856
4.38%, 08/31/28	68,428,000	68,353,157
1.25%, 09/30/28	89,008,000	78,229,687
4.63%, 09/30/28	68,191,000	68,774,353
1.38%, 10/31/28	88,656,000	78,190,437
4.88%, 10/31/28	79,236,000	80,730,961
3.13%, 11/15/28	93,966,000	89,238,336
1.50%, 11/30/28	85,494,000	75,682,228
4.38%, 11/30/28	84,916,000	84,919,317
1.38%, 12/31/28	78,613,000	69,062,749
3.75%, 12/31/28	82,523,000	80,430,913
1.75%, 01/31/29	79,342,000	70,775,543
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 01/31/29	93,656,000	92,232,868
2.63%, 02/15/29	89,376,000	82,871,801
1.88%, 02/28/29	73,024,000	65,393,562
4.25%, 02/28/29	94,978,000	94,566,181
2.38%, 03/31/29	70,048,000	64,091,184
4.13%, 03/31/29	93,474,000	92,535,609
2.88%, 04/30/29	65,217,000	61,003,371
4.63%, 04/30/29	102,410,000	103,598,116
2.38%, 05/15/29	72,586,000	66,305,610
2.75%, 05/31/29	51,731,000	48,067,395
4.50%, 05/31/29	102,810,000	103,520,835
3.25%, 06/30/29	59,776,000	56,805,880
4.25%, 06/30/29	102,000,000	101,575,664
2.63%, 07/31/29	47,040,000	43,353,975
1.63%, 08/15/29	67,455,000	59,141,698
3.13%, 08/31/29	52,608,000	49,624,140
3.88%, 09/30/29	54,768,000	53,525,023
4.00%, 10/31/29	54,068,000	53,153,491
1.75%, 11/15/29	51,354,000	45,115,292
3.88%, 11/30/29	53,886,000	52,641,991
3.88%, 12/31/29	52,658,000	51,421,771
3.50%, 01/31/30	51,957,000	49,771,153
1.50%, 02/15/30	83,146,000	71,401,627
4.00%, 02/28/30	53,673,000	52,721,143
3.63%, 03/31/30	54,249,000	52,246,449
3.50%, 04/30/30	50,907,000	48,687,773
0.63%, 05/15/30	120,622,000	97,534,195
3.75%, 05/31/30	51,801,000	50,178,172
3.75%, 06/30/30	52,312,000	50,650,685
4.00%, 07/31/30	53,537,000	52,528,999
0.63%, 08/15/30	155,456,000	124,631,990
4.13%, 08/31/30	54,727,000	54,042,912
4.63%, 09/30/30	53,390,000	54,159,567
4.88%, 10/31/30	57,354,000	58,989,485
0.88%, 11/15/30	163,032,000	131,915,815
4.38%, 11/30/30	59,528,000	59,593,109
3.75%, 12/31/30	59,725,000	57,704,616
4.00%, 01/31/31	64,083,000	62,806,347
1.13%, 02/15/31	151,665,000	124,045,382
4.25%, 02/28/31	62,880,000	62,521,388
4.13%, 03/31/31	63,303,000	62,477,094
4.63%, 04/30/31	65,943,000	67,019,726
1.63%, 05/15/31	152,157,000	127,752,444
4.63%, 05/31/31	64,874,000	65,933,271
4.25%, 06/30/31	65,000,000	64,636,914
1.25%, 08/15/31	174,137,000	141,350,268
1.38%, 11/15/31	159,180,000	129,507,853
1.88%, 02/15/32	159,899,000	134,240,207
2.88%, 05/15/32	155,727,000	140,324,626
2.75%, 08/15/32	150,301,000	133,767,890
4.13%, 11/15/32	141,695,000	139,348,177
3.50%, 02/15/33	150,210,000	140,798,405
3.38%, 05/15/33	144,368,000	133,822,369
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 08/15/33	163,736,000	157,557,525
4.50%, 11/15/33	169,271,000	170,871,141
4.00%, 02/15/34	179,203,000	174,008,914
4.38%, 05/15/34	120,886,000	120,933,222
Total Treasuries (Cost $8,246,090,531)		8,025,138,585

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (a)	3,436,327	3,436,327
Total Short-Term Investments (Cost $3,436,327)		3,436,327
Total Investments in Securities (Cost $8,249,526,858)		8,028,574,912

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$8,025,138,585	$—	$8,025,138,585
Short-Term Investments[1]	3,436,327	—	—	3,436,327
Total	$3,436,327	$8,025,138,585	$—	$8,028,574,912

[1]	As categorized in the Portfolio Holdings.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $8,249,526,858)		$8,028,574,912
Receivables:
Investments sold		224,468,733
Interest		62,888,381
Fund shares sold		2,437,877
Dividends	+	37,120
Total assets		8,318,407,023

Liabilities
Payables:
Investments bought		226,892,530
Management fees	+	199,647
Total liabilities		227,092,177
Net assets		$8,091,314,846

Net Assets by Source
Capital received from investors		$8,961,230,917
Total distributable loss	+	(869,916,071)
Net assets		$8,091,314,846

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,091,314,846		165,950,000		$48.76

See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$149,308,208
Dividends received from securities - unaffiliated issuers	+	278,093
Total investment income		149,586,301

Expenses
Management fees		1,199,285
Total expenses	–	1,199,285
Net investment income		148,387,016

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(66,321,843)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	2,160,802
Net realized losses		(64,161,041)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(115,936,470)
Net realized and unrealized losses		(180,097,511)
Decrease in net assets resulting from operations		($31,710,495 )
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Intermediate-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$148,387,016	$238,314,807
Net realized losses		(64,161,041)	(249,758,839)
Net change in unrealized appreciation (depreciation)	+	(115,936,470)	316,546,557
Increase (decrease) in net assets resulting from operations		($31,710,495 )	$305,102,525

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($125,798,980 )	($238,302,970 )

TRANSACTIONS IN FUND SHARES
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,400,000	$755,161,053	95,000,000	$4,712,985,986
Shares redeemed	+	(7,900,000)	(384,780,668)	(90,050,000)	(4,456,708,447)
Net transactions in fund shares		7,500,000	$370,380,385	4,950,000	$256,277,539

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		158,450,000	$7,878,443,936	153,500,000	$7,555,366,842
Total increase	+	7,500,000	212,870,910	4,950,000	323,077,094
End of period		165,950,000	$8,091,314,846	158,450,000	$7,878,443,936
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	10/10/19[1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$35.07	$35.28	$51.26	$54.87	$47.34	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.72	1.40	1.12	0.86	0.86	0.22
Net realized and unrealized gains (losses)	(2.38)	(0.28)[3]	(16.08)	(3.60)	7.50	(2.67)
Total from investment operations	(1.66)	1.12	(14.96)	(2.74)	8.36	(2.45)
Less distributions:
Distributions from net investment income	(0.61)	(1.33)	(1.02)	(0.87)	(0.83)	(0.21)
Net asset value at end of period	$32.80	$35.07	$35.28	$51.26	$54.87	$47.34
Total return	(4.73%)[4]	3.29%	(29.42%)	(4.96%)	17.64%	(4.91%)[4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[5]	0.03%	0.04%[6,7]	0.05%[8]	0.05%	0.06%[5,9]
Net investment income (loss)	4.40%[5]	4.11%	2.83%	1.70%	1.55%	2.07%[5]
Portfolio turnover rate[10]	10%[4]	35%	41%	68%	45%	3%[4]
Net assets, end of period (x 1,000)	$677,315	$620,780	$188,739	$99,948	$90,535	$18,935

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[7]	Ratio includes less than 0.005% of non-routine proxy expenses.
[8]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[9]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended December 31, 2019, is a blended ratio.
[10]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.1% OF NET ASSETS
U.S. Treasury Bonds
4.50%, 02/15/36	2,415,200	2,461,051
4.75%, 02/15/37	1,436,400	1,491,724
5.00%, 05/15/37	1,854,800	1,970,435
4.38%, 02/15/38	1,950,500	1,947,757
4.50%, 05/15/38	2,209,000	2,231,263
3.50%, 02/15/39	2,263,200	2,037,234
4.25%, 05/15/39	3,359,800	3,284,729
4.50%, 08/15/39	3,588,400	3,600,455
4.38%, 11/15/39	3,860,600	3,818,978
4.63%, 02/15/40	3,889,800	3,952,705
1.13%, 05/15/40	11,641,900	7,165,226
4.38%, 05/15/40	3,766,900	3,716,871
1.13%, 08/15/40	14,221,500	8,666,227
3.88%, 08/15/40	3,744,000	3,472,853
1.38%, 11/15/40	15,834,600	9,996,828
4.25%, 11/15/40	3,717,200	3,601,909
1.88%, 02/15/41	19,179,600	13,130,534
4.75%, 02/15/41	3,940,600	4,047,427
2.25%, 05/15/41	16,524,100	11,961,899
4.38%, 05/15/41	3,637,700	3,569,209
1.75%, 08/15/41	21,653,300	14,309,786
3.75%, 08/15/41	3,682,300	3,326,728
2.00%, 11/15/41	18,198,100	12,506,929
3.13%, 11/15/41	3,865,400	3,185,633
2.38%, 02/15/42	14,727,900	10,723,752
3.13%, 02/15/42	4,092,300	3,362,080
3.00%, 05/15/42	3,805,600	3,055,481
3.25%, 05/15/42	12,993,700	10,807,104
2.75%, 08/15/42	4,445,700	3,421,105
3.38%, 08/15/42	11,259,800	9,513,651
2.75%, 11/15/42	6,447,400	4,943,846
4.00%, 11/15/42	11,256,100	10,377,597
3.13%, 02/15/43	5,528,500	4,478,949
3.88%, 02/15/43	11,258,000	10,179,695
2.88%, 05/15/43	8,750,100	6,798,418
3.88%, 05/15/43	11,216,900	10,124,129
3.63%, 08/15/43	6,282,200	5,461,588
4.38%, 08/15/43	12,127,200	11,710,327
3.75%, 11/15/43	6,390,100	5,650,246
4.75%, 11/15/43	12,128,600	12,295,368
3.63%, 02/15/44	6,803,000	5,895,225
4.50%, 02/15/44	12,121,000	11,894,678
3.38%, 05/15/44	6,309,000	5,258,650
4.63%, 05/15/44	8,357,000	8,341,984
3.13%, 08/15/44	8,123,900	6,494,043
3.00%, 11/15/44	7,097,700	5,545,078
2.50%, 02/15/45	9,440,800	6,736,896
3.00%, 05/15/45	4,609,500	3,584,606
2.88%, 08/15/45	6,256,600	4,753,061
3.00%, 11/15/45	3,712,100	2,875,717
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 02/15/46	7,636,200	5,383,521
2.50%, 05/15/46	7,708,100	5,419,758
2.25%, 08/15/46	9,552,300	6,370,190
2.88%, 11/15/46	4,302,000	3,231,205
3.00%, 02/15/47	8,446,900	6,477,716
3.00%, 05/15/47	6,527,200	4,995,858
2.75%, 08/15/47	9,353,500	6,817,094
2.75%, 11/15/47	9,423,500	6,854,860
3.00%, 02/15/48	10,767,000	8,195,538
3.13%, 05/15/48	11,535,300	8,973,202
3.00%, 08/15/48	12,665,800	9,615,123
3.38%, 11/15/48	12,935,900	10,511,429
3.00%, 02/15/49	13,678,400	10,367,800
2.88%, 05/15/49	13,348,200	9,864,111
2.25%, 08/15/49	12,583,300	8,137,856
2.38%, 11/15/49	11,808,600	7,844,416
2.00%, 02/15/50	14,826,300	9,009,294
1.25%, 05/15/50	17,263,700	8,560,368
1.38%, 08/15/50	19,450,400	9,957,693
1.63%, 11/15/50	19,248,700	10,540,167
1.88%, 02/15/51	21,461,800	12,536,709
2.38%, 05/15/51	21,605,700	14,236,131
2.00%, 08/15/51	21,351,900	12,832,826
1.88%, 11/15/51	19,920,800	11,568,071
2.25%, 02/15/52	18,198,000	11,596,960
2.88%, 05/15/52	17,242,100	12,641,962
3.00%, 08/15/52	16,454,800	12,383,523
4.00%, 11/15/52	16,457,200	14,996,623
3.63%, 02/15/53	16,353,300	13,915,636
3.63%, 05/15/53	16,426,700	13,983,228
4.13%, 08/15/53	18,187,200	16,942,513
4.75%, 11/15/53	19,059,400	19,710,100
4.25%, 02/15/54	19,925,400	18,980,500
4.63%, 05/15/54	13,543,000	13,734,507
Total Treasuries (Cost $699,926,627)		670,924,152
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (a)	1,735	1,735
Total Short-Term Investments (Cost $1,735)		1,735
Total Investments in Securities (Cost $699,928,362)		670,925,887

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$670,924,152	$—	$670,924,152
Short-Term Investments[1]	1,735	—	—	1,735
Total	$1,735	$670,924,152	$—	$670,925,887

[1]	As categorized in the Portfolio Holdings.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $699,928,362)		$670,925,887
Receivables:
Investments sold		10,008,232
Interest		6,405,843
Fund shares sold		3,279,974
Dividends	+	2,869
Total assets		690,622,805

Liabilities
Payables:
Investments bought		13,291,254
Management fees	+	16,829
Total liabilities		13,308,083
Net assets		$677,314,722

Net Assets by Source
Capital received from investors		$743,209,921
Total distributable loss	+	(65,895,199)
Net assets		$677,314,722

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$677,314,722		20,650,000		$32.80

See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$13,957,297
Dividends received from securities - unaffiliated issuers	+	34,586
Total investment income		13,991,883

Expenses
Management fees		94,870
Total expenses	–	94,870
Net investment income		13,897,013

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(7,522,683)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers	+	6,653,741
Net realized losses		(868,942)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(42,909,770)
Net realized and unrealized losses		(43,778,712)
Decrease in net assets resulting from operations		($29,881,699 )
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Long-Term U.S. Treasury ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$13,897,013	$13,897,217
Net realized losses		(868,942)	(23,510,744)
Net change in unrealized appreciation (depreciation)	+	(42,909,770)	31,909,450
Increase (decrease) in net assets resulting from operations		($29,881,699 )	$22,295,923

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($11,721,465 )	($13,873,040 )

TRANSACTIONS IN FUND SHARES
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,350,000	$243,468,059	15,000,000	$511,867,145
Shares redeemed	+	(4,400,000)	(145,330,152)	(2,650,000)	(88,248,979)
Net transactions in fund shares		2,950,000	$98,137,907	12,350,000	$423,618,166

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		17,700,000	$620,779,979	5,350,000	$188,738,930
Total increase	+	2,950,000	56,534,743	12,350,000	432,041,049
End of period		20,650,000	$677,314,722	17,700,000	$620,779,979
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	1/1/19– 12/31/19
Per-Share Data
Net asset value at beginning of period	$46.64	$45.70	$53.91	$56.05	$53.43	$50.59
Income (loss) from investment operations:
Net investment income (loss)[1]	0.87	1.50	1.11	0.96	1.19	1.43
Net realized and unrealized gains (losses)	(1.17)	0.97	(8.12)	(1.93)	2.79	2.90
Total from investment operations	(0.30)	2.47	(7.01)	(0.97)	3.98	4.33
Less distributions:
Distributions from net investment income	(0.74)	(1.53)	(1.20)	(1.17)	(1.36)	(1.49)
Net asset value at end of period	$45.60	$46.64	$45.70	$53.91	$56.05	$53.43
Total return	(0.63%)[2]	5.53%	(13.09%)	(1.74%)	7.50%	8.64%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[3]	0.03%	0.04%[4,5]	0.04%	0.04%	0.04%
Net investment income (loss)	3.82%[3]	3.28%	2.29%	1.76%	2.14%	2.71%
Portfolio turnover rate[6,7]	26%[2]	63%	53%	48%	68%	63%
Net assets, end of period (x 1,000,000)	$7,679	$7,584	$6,805	$9,074	$8,733	$7,384

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	Includes to-be-announced (TBA) transactions.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 24.1% OF NET ASSETS

Financial Institutions 8.0%
Banking 5.5%
Ally Financial, Inc.
2.20%, 11/02/28 (a)	150,000	130,028
6.99%, 06/13/29 (a)(b)	400,000	415,612
6.85%, 01/03/30 (a)(b)	270,000	277,873
8.00%, 11/01/31	800,000	884,277
American Express Co.
3.95%, 08/01/25 (a)	900,000	885,195
4.20%, 11/06/25 (a)	200,000	197,136
4.90%, 02/13/26 (a)	300,000	298,125
3.13%, 05/20/26 (a)	75,000	72,196
6.34%, 10/30/26 (a)(b)	400,000	403,972
1.65%, 11/04/26 (a)	250,000	230,110
2.55%, 03/04/27 (a)	575,000	537,625
5.65%, 04/23/27 (a)(b)	300,000	301,257
3.30%, 05/03/27 (a)	600,000	571,110
5.39%, 07/28/27 (a)(b)	400,000	400,516
5.85%, 11/05/27 (a)	500,000	512,275
5.10%, 02/16/28 (a)(b)	200,000	199,200
4.05%, 05/03/29 (a)	300,000	289,641
5.28%, 07/27/29 (a)(b)	400,000	400,964
5.53%, 04/25/30 (a)(b)	300,000	303,543
6.49%, 10/30/31 (a)(b)	300,000	319,893
4.99%, 05/26/33 (a)(b)	250,000	241,415
4.42%, 08/03/33 (a)(b)	400,000	377,736
5.04%, 05/01/34 (a)(b)	300,000	293,595
5.63%, 07/28/34 (a)(b)	150,000	150,456
5.92%, 04/25/35 (a)(b)	200,000	203,760
4.05%, 12/03/42	390,000	325,139
American Express Credit Corp.
3.30%, 05/03/27 (a)	100,000	96,094
Australia & New Zealand Banking Group Ltd.
5.38%, 07/03/25	300,000	300,252
5.67%, 10/03/25	275,000	276,507
3.70%, 11/16/25	350,000	343,130
5.09%, 12/08/25	250,000	249,720
5.00%, 03/18/26	400,000	399,004
4.75%, 01/18/27	250,000	248,838
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	400,000	379,072
5.86%, 09/14/26 (a)(b)	200,000	200,120
6.14%, 09/14/28 (a)(b)	200,000	204,324
7.88%, 11/15/34 (a)(b)	200,000	218,482
6.03%, 03/13/35 (a)(b)	400,000	399,464
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Banco Santander SA
5.15%, 08/18/25	600,000	595,644
5.18%, 11/19/25	600,000	594,366
1.85%, 03/25/26	200,000	187,562
4.25%, 04/11/27	600,000	580,782
5.29%, 08/18/27	600,000	596,214
1.72%, 09/14/27 (a)(b)	400,000	366,908
3.80%, 02/23/28	600,000	565,686
4.18%, 03/24/28 (a)(b)	400,000	385,536
4.38%, 04/12/28	400,000	385,824
5.59%, 08/08/28	400,000	404,068
6.61%, 11/07/28	400,000	420,168
3.31%, 06/27/29	600,000	549,258
3.49%, 05/28/30	600,000	537,876
2.75%, 12/03/30	400,000	333,356
2.96%, 03/25/31	400,000	342,092
3.23%, 11/22/32 (a)(b)	400,000	334,408
6.92%, 08/08/33	400,000	418,600
6.94%, 11/07/33	200,000	218,666
Bank of America Corp.
3.88%, 08/01/25	450,000	443,151
4.45%, 03/03/26	550,000	541,002
3.50%, 04/19/26	850,000	824,559
4.83%, 07/22/26 (a)(b)	570,000	564,608
6.22%, 09/15/26	250,000	255,125
4.25%, 10/22/26	500,000	487,680
1.20%, 10/24/26 (a)(b)	700,000	660,576
5.08%, 01/20/27 (a)(b)	850,000	844,925
1.66%, 03/11/27 (a)(b)	900,000	844,002
3.56%, 04/23/27 (a)(b)	850,000	822,247
1.73%, 07/22/27 (a)(b)	1,700,000	1,575,985
5.93%, 09/15/27 (a)(b)	250,000	252,725
3.25%, 10/21/27 (a)	800,000	757,096
4.18%, 11/25/27 (a)	600,000	579,642
3.82%, 01/20/28 (a)(b)	740,000	713,686
2.55%, 02/04/28 (a)(b)	635,000	592,938
3.71%, 04/24/28 (a)(b)	500,000	479,140
4.38%, 04/27/28 (a)(b)	600,000	585,774
3.59%, 07/21/28 (a)(b)	650,000	618,774
4.95%, 07/22/28 (a)(b)	900,000	892,908
6.20%, 11/10/28 (a)(b)	600,000	618,012
3.42%, 12/20/28 (a)(b)	1,750,000	1,645,735
3.97%, 03/05/29 (a)(b)	800,000	765,216
5.20%, 04/25/29 (a)(b)	1,000,000	998,700
2.09%, 06/14/29 (a)(b)	875,000	776,790
4.27%, 07/23/29 (a)(b)	850,000	819,153
5.82%, 09/15/29 (a)(b)	750,000	766,095
3.97%, 02/07/30 (a)(b)	850,000	805,273
3.19%, 07/23/30 (a)(b)	600,000	545,052
2.88%, 10/22/30 (a)(b)	650,000	578,942
2.50%, 02/13/31 (a)(b)	1,000,000	864,650
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.59%, 04/29/31 (a)(b)	800,000	691,880
1.90%, 07/23/31 (a)(b)	800,000	659,048
1.92%, 10/24/31 (a)(b)	750,000	613,740
2.65%, 03/11/32 (a)(b)	700,000	593,005
2.69%, 04/22/32 (a)(b)	1,450,000	1,227,367
2.30%, 07/21/32 (a)(b)	1,050,000	860,118
2.57%, 10/20/32 (a)(b)	1,100,000	912,736
2.97%, 02/04/33 (a)(b)	1,000,000	846,910
4.57%, 04/27/33 (a)(b)	1,000,000	943,930
5.02%, 07/22/33 (a)(b)	1,300,000	1,270,529
5.29%, 04/25/34 (a)(b)	1,000,000	990,170
5.87%, 09/15/34 (a)(b)	1,000,000	1,029,310
5.47%, 01/23/35 (a)(b)	1,500,000	1,498,950
2.48%, 09/21/36 (a)(b)	425,000	339,643
6.11%, 01/29/37	525,000	546,094
3.85%, 03/08/37 (a)(b)	700,000	615,727
4.24%, 04/24/38 (a)(b)	500,000	442,635
7.75%, 05/14/38	500,000	594,565
4.08%, 04/23/40 (a)(b)	400,000	340,272
2.68%, 06/19/41 (a)(b)	1,600,000	1,119,360
5.88%, 02/07/42	450,000	468,522
3.31%, 04/22/42 (a)(b)	1,000,000	753,190
5.00%, 01/21/44	550,000	519,623
4.88%, 04/01/44	190,000	175,387
4.75%, 04/21/45	200,000	178,400
4.44%, 01/20/48 (a)(b)	565,000	483,267
3.95%, 01/23/49 (a)(b)	400,000	315,976
4.33%, 03/15/50 (a)(b)	600,000	502,296
4.08%, 03/20/51 (a)(b)	1,550,000	1,239,721
2.83%, 10/24/51 (a)(b)	450,000	284,423
3.48%, 03/13/52 (a)(b)	175,000	125,876
2.97%, 07/21/52 (a)(b)	600,000	392,004
Bank of America NA
5.65%, 08/18/25 (a)	500,000	501,630
5.53%, 08/18/26 (a)	300,000	302,142
6.00%, 10/15/36	350,000	368,183
Bank of Montreal
5.92%, 09/25/25	300,000	301,467
5.30%, 06/05/26	350,000	349,832
1.25%, 09/15/26	400,000	366,540
5.27%, 12/11/26	370,000	369,475
0.95%, 01/22/27 (a)(b)	290,000	270,970
2.65%, 03/08/27	300,000	281,400
5.37%, 06/04/27	135,000	135,636
4.70%, 09/14/27 (a)	300,000	296,175
5.20%, 02/01/28 (a)	350,000	350,655
5.72%, 09/25/28 (a)	200,000	204,110
5.51%, 06/04/31 (a)	185,000	187,028
3.80%, 12/15/32 (a)(b)	404,000	380,346
3.09%, 01/10/37 (a)(b)	350,000	286,391
Bank of New York Mellon Corp.
3.95%, 11/18/25 (a)	135,000	132,760
0.75%, 01/28/26 (a)	150,000	139,974
2.80%, 05/04/26 (a)	250,000	240,018
4.41%, 07/24/26 (a)(b)	400,000	395,524
2.45%, 08/17/26 (a)	300,000	284,391
1.05%, 10/15/26 (a)	150,000	137,028
2.05%, 01/26/27 (a)	250,000	232,745
4.95%, 04/26/27 (a)(b)	400,000	397,708
3.25%, 05/16/27 (a)	325,000	310,528
3.40%, 01/29/28 (a)	400,000	379,972
3.44%, 02/07/28 (a)(b)	225,000	215,348
3.85%, 04/28/28	310,000	298,967
3.99%, 06/13/28 (a)(b)	300,000	290,340
1.65%, 07/14/28 (a)	100,000	88,346
5.80%, 10/25/28 (a)(b)	400,000	407,756
3.00%, 10/30/28 (a)	225,000	206,667
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.54%, 02/01/29 (a)(b)	250,000	245,148
3.85%, 04/26/29 (a)	225,000	215,658
3.30%, 08/23/29 (a)	400,000	366,172
6.32%, 10/25/29 (a)(b)	265,000	277,044
4.60%, 07/26/30 (a)(b)	150,000	146,682
1.80%, 07/28/31 (a)	300,000	242,811
4.29%, 06/13/33 (a)(b)	250,000	233,668
5.83%, 10/25/33 (a)(b)	500,000	518,500
4.97%, 04/26/34 (a)(b)	250,000	244,018
5.19%, 03/14/35 (a)(b)	300,000	296,265
Bank of Nova Scotia
4.50%, 12/16/25	400,000	393,796
4.75%, 02/02/26	300,000	296,991
1.05%, 03/02/26	300,000	279,429
1.35%, 06/24/26	250,000	231,400
2.70%, 08/03/26	400,000	379,084
5.35%, 12/07/26	300,000	300,432
1.95%, 02/02/27	390,000	359,837
2.95%, 03/11/27	250,000	236,043
5.40%, 06/04/27	200,000	201,032
5.25%, 06/12/28	200,000	200,992
4.85%, 02/01/30	200,000	196,810
2.15%, 08/01/31	210,000	172,261
2.45%, 02/02/32	300,000	247,779
5.65%, 02/01/34	250,000	254,193
4.59%, 05/04/37 (a)(b)	400,000	360,992
Bank OZK
2.75%, 10/01/31 (a)(b)	200,000	159,966
BankUnited, Inc.
4.88%, 11/17/25 (a)	150,000	147,431
5.13%, 06/11/30 (a)	140,000	126,125
Barclays PLC
4.38%, 01/12/26	750,000	737,880
5.20%, 05/12/26	600,000	593,298
5.30%, 08/09/26 (a)(b)	600,000	596,304
7.33%, 11/02/26 (a)(b)	525,000	534,476
5.83%, 05/09/27 (a)(b)	500,000	500,790
6.50%, 09/13/27 (a)(b)	400,000	406,756
2.28%, 11/24/27 (a)(b)	400,000	370,320
4.34%, 01/10/28 (a)	400,000	385,084
4.84%, 05/09/28 (a)	600,000	579,360
5.50%, 08/09/28 (a)(b)	500,000	499,180
7.39%, 11/02/28 (a)(b)	400,000	421,340
4.97%, 05/16/29 (a)(b)	500,000	489,700
6.49%, 09/13/29 (a)(b)	300,000	310,674
5.69%, 03/12/30 (a)(b)	600,000	602,004
5.09%, 06/20/30 (a)(b)	450,000	430,902
2.65%, 06/24/31 (a)(b)	400,000	339,924
2.67%, 03/10/32 (a)(b)	300,000	249,423
2.89%, 11/24/32 (a)(b)	550,000	455,631
5.75%, 08/09/33 (a)(b)	300,000	299,652
7.44%, 11/02/33 (a)(b)	500,000	550,435
6.22%, 05/09/34 (a)(b)	600,000	615,750
7.12%, 06/27/34 (a)(b)	400,000	425,352
6.69%, 09/13/34 (a)(b)	400,000	424,424
3.56%, 09/23/35 (a)(b)	300,000	258,045
3.81%, 03/10/42 (a)(b)(c)	300,000	232,098
3.33%, 11/24/42 (a)(b)	450,000	323,631
5.25%, 08/17/45	400,000	377,912
4.95%, 01/10/47	450,000	402,003
BPCE SA
3.38%, 12/02/26	250,000	239,643
Canadian Imperial Bank of Commerce
3.95%, 08/04/25	450,000	442,521
0.95%, 10/23/25	300,000	283,278
1.25%, 06/22/26	100,000	92,604
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.93%, 10/02/26	300,000	303,900
3.45%, 04/07/27 (a)	300,000	287,202
5.00%, 04/28/28 (a)	400,000	397,136
5.99%, 10/03/28 (a)	250,000	257,168
5.26%, 04/08/29 (a)	250,000	249,590
3.60%, 04/07/32 (a)	400,000	354,548
6.09%, 10/03/33 (a)	250,000	259,243
Capital One Financial Corp.
4.20%, 10/29/25 (a)	475,000	465,158
4.99%, 07/24/26 (a)(b)	400,000	396,564
3.75%, 07/28/26 (a)	400,000	386,248
3.75%, 03/09/27 (a)	350,000	336,287
3.65%, 05/11/27 (a)	250,000	239,148
1.88%, 11/02/27 (a)(b)	400,000	366,900
3.80%, 01/31/28 (a)	590,000	560,960
4.93%, 05/10/28 (a)(b)	525,000	518,201
5.47%, 02/01/29 (a)(b)	250,000	249,060
6.31%, 06/08/29 (a)(b)	500,000	512,025
5.70%, 02/01/30 (a)(b)	250,000	251,215
3.27%, 03/01/30 (a)(b)	450,000	406,242
5.25%, 07/26/30 (a)(b)	100,000	98,203
7.62%, 10/30/31 (a)(b)	500,000	550,405
2.36%, 07/29/32 (a)(b)	320,000	250,394
2.62%, 11/02/32 (a)(b)	225,000	183,310
5.27%, 05/10/33 (a)(b)	300,000	290,019
5.82%, 02/01/34 (a)(b)	250,000	247,548
6.38%, 06/08/34 (a)(b)	500,000	513,765
6.05%, 02/01/35 (a)(b)	350,000	352,422
Citibank NA
5.86%, 09/29/25 (a)	500,000	502,565
5.44%, 04/30/26 (a)	500,000	501,840
5.49%, 12/04/26 (a)	600,000	603,360
5.80%, 09/29/28 (a)	750,000	770,632
5.57%, 04/30/34 (a)	500,000	508,365
Citigroup, Inc.
5.50%, 09/13/25	450,000	449,618
3.70%, 01/12/26	495,000	482,338
4.60%, 03/09/26	550,000	541,442
3.40%, 05/01/26	600,000	579,582
5.61%, 09/29/26 (a)(b)	700,000	699,860
3.20%, 10/21/26 (a)	850,000	810,577
4.30%, 11/20/26	350,000	341,733
1.12%, 01/28/27 (a)(b)	750,000	699,892
1.46%, 06/09/27 (a)(b)	800,000	741,840
4.45%, 09/29/27	1,050,000	1,024,044
3.89%, 01/10/28 (a)(b)	800,000	772,760
6.63%, 01/15/28	160,000	167,992
3.07%, 02/24/28 (a)(b)	500,000	472,040
4.66%, 05/24/28 (a)(b)	300,000	295,230
3.67%, 07/24/28 (a)(b)	700,000	667,492
4.13%, 07/25/28	650,000	624,071
3.52%, 10/27/28 (a)(b)	700,000	661,857
4.08%, 04/23/29 (a)(b)	600,000	575,364
5.17%, 02/13/30 (a)(b)	850,000	845,435
3.98%, 03/20/30 (a)(b)	750,000	708,112
2.98%, 11/05/30 (a)(b)	600,000	534,618
2.67%, 01/29/31 (a)(b)	600,000	522,516
4.41%, 03/31/31 (a)(b)	1,200,000	1,144,200
2.57%, 06/03/31 (a)(b)	1,050,000	901,540
2.56%, 05/01/32 (a)(b)	875,000	729,846
6.63%, 06/15/32	250,000	266,990
2.52%, 11/03/32 (a)(b)	475,000	390,906
3.06%, 01/25/33 (a)(b)	875,000	742,814
5.88%, 02/22/33	150,000	153,150
3.79%, 03/17/33 (a)(b)	700,000	624,295
4.91%, 05/24/33 (a)(b)	700,000	673,267
6.00%, 10/31/33	205,000	210,789
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.27%, 11/17/33 (a)(b)	700,000	734,286
6.17%, 05/25/34 (a)(b)	950,000	966,900
5.83%, 02/13/35 (a)(b)	700,000	694,295
5.45%, 06/11/35 (a)(b)	600,000	595,680
6.13%, 08/25/36	200,000	204,858
3.88%, 01/24/39 (a)(b)	310,000	259,820
8.13%, 07/15/39	550,000	687,681
5.32%, 03/26/41 (a)(b)	375,000	361,984
5.88%, 01/30/42	250,000	256,740
2.90%, 11/03/42 (a)(b)	385,000	269,238
6.68%, 09/13/43	200,000	218,310
5.30%, 05/06/44	250,000	233,100
4.65%, 07/30/45	200,000	174,898
4.75%, 05/18/46	550,000	472,763
4.28%, 04/24/48 (a)(b)	350,000	291,543
4.65%, 07/23/48 (a)	750,000	654,862
Citizens Bank NA
3.75%, 02/18/26 (a)	100,000	96,887
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	150,000	146,772
2.85%, 07/27/26 (a)	205,000	193,875
5.84%, 01/23/30 (a)(b)	350,000	349,094
2.50%, 02/06/30 (a)	140,000	118,776
3.25%, 04/30/30 (a)	300,000	264,282
2.64%, 09/30/32 (a)	145,000	111,263
6.65%, 04/25/35 (a)(b)	200,000	207,152
5.64%, 05/21/37 (a)(b)	200,000	185,840
Comerica Bank
4.00%, 07/27/25	250,000	244,958
Comerica, Inc.
4.00%, 02/01/29 (a)	195,000	178,916
5.98%, 01/30/30 (a)(b)	350,000	345,100
Commonwealth Bank of Australia
5.50%, 09/12/25	250,000	250,915
5.32%, 03/13/26	300,000	301,152
Cooperatieve Rabobank UA
5.50%, 07/18/25	250,000	250,380
4.38%, 08/04/25	500,000	492,480
3.75%, 07/21/26	600,000	577,992
5.50%, 10/05/26	250,000	251,710
5.04%, 03/05/27	250,000	249,668
5.25%, 05/24/41	545,000	539,604
5.75%, 12/01/43	345,000	340,905
5.25%, 08/04/45	300,000	285,252
Credit Suisse USA LLC
7.13%, 07/15/32	175,000	192,528
Deutsche Bank AG
4.10%, 01/13/26	300,000	294,066
1.69%, 03/19/26	300,000	282,288
6.12%, 07/14/26 (a)(b)	200,000	200,284
2.13%, 11/24/26 (a)(b)	650,000	617,064
7.15%, 07/13/27 (a)(b)	400,000	409,812
2.31%, 11/16/27 (a)(b)	510,000	470,852
2.55%, 01/07/28 (a)(b)	450,000	416,228
5.71%, 02/08/28 (a)(b)	200,000	199,728
6.72%, 01/18/29 (a)(b)	425,000	438,830
5.41%, 05/10/29	200,000	199,796
6.82%, 11/20/29 (a)(b)	300,000	312,135
5.88%, 07/08/31 (a)(b)	150,000	147,125
3.55%, 09/18/31 (a)(b)	650,000	572,396
3.73%, 01/14/32 (a)(b)	415,000	350,941
3.04%, 05/28/32 (a)(b)	350,000	294,102
4.88%, 12/01/32 (a)(b)	250,000	235,193
3.74%, 01/07/33 (a)(b)	505,000	416,120
7.08%, 02/10/34 (a)(b)	300,000	305,625
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Discover Bank
4.65%, 09/13/28 (a)	400,000	384,064
2.70%, 02/06/30 (a)	300,000	257,793
Discover Financial Services
4.50%, 01/30/26 (a)	100,000	98,058
4.10%, 02/09/27 (a)	300,000	288,546
6.70%, 11/29/32 (a)	275,000	287,034
7.96%, 11/02/34 (a)(b)	325,000	365,723
Fifth Third Bancorp
2.55%, 05/05/27 (a)	300,000	278,100
1.71%, 11/01/27 (a)(b)	300,000	275,208
3.95%, 03/14/28 (a)	200,000	191,008
6.36%, 10/27/28 (a)(b)	200,000	204,428
6.34%, 07/27/29 (a)(b)	500,000	513,040
4.77%, 07/28/30 (a)(b)	100,000	96,269
4.34%, 04/25/33 (a)(b)	75,000	68,462
8.25%, 03/01/38	350,000	414,155
Fifth Third Bank NA
3.95%, 07/28/25 (a)	600,000	589,716
3.85%, 03/15/26 (a)	300,000	291,300
2.25%, 02/01/27 (a)	50,000	46,267
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	238,290
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	150,000	153,084
FNB Corp.
5.15%, 08/25/25 (a)	50,000	49,274
Goldman Sachs Bank USA
5.28%, 03/18/27 (a)(b)	600,000	597,972
5.41%, 05/21/27 (a)(b)	550,000	549,444
Goldman Sachs Capital I
6.35%, 02/15/34	400,000	413,664
Goldman Sachs Group, Inc.
4.25%, 10/21/25	700,000	687,953
3.75%, 02/25/26 (a)	475,000	462,978
5.80%, 08/10/26 (a)(b)	750,000	750,577
3.50%, 11/16/26 (a)	900,000	864,063
1.09%, 12/09/26 (a)(b)	625,000	584,506
5.95%, 01/15/27	290,000	295,011
3.85%, 01/26/27 (a)	845,000	816,938
1.43%, 03/09/27 (a)(b)	900,000	839,997
1.54%, 09/10/27 (a)(b)	800,000	734,992
1.95%, 10/21/27 (a)(b)	1,200,000	1,108,596
2.64%, 02/24/28 (a)(b)	975,000	909,831
3.62%, 03/15/28 (a)(b)	785,000	750,798
3.69%, 06/05/28 (a)(b)	750,000	717,562
4.48%, 08/23/28 (a)(b)	500,000	488,670
3.81%, 04/23/29 (a)(b)	775,000	735,707
4.22%, 05/01/29 (a)(b)	1,050,000	1,011,244
6.48%, 10/24/29 (a)(b)	750,000	783,577
2.60%, 02/07/30 (a)	600,000	525,972
3.80%, 03/15/30 (a)	700,000	654,689
5.73%, 04/25/30 (a)(b)	700,000	712,656
1.99%, 01/27/32 (a)(b)	750,000	609,585
2.62%, 04/22/32 (a)(b)	800,000	672,808
2.38%, 07/21/32 (a)(b)	1,250,000	1,027,825
2.65%, 10/21/32 (a)(b)	1,000,000	832,360
6.13%, 02/15/33	365,000	386,962
3.10%, 02/24/33 (a)(b)	1,000,000	855,820
6.56%, 10/24/34 (a)(b)	200,000	215,236
5.85%, 04/25/35 (a)(b)	500,000	512,510
6.45%, 05/01/36	195,000	207,942
6.75%, 10/01/37	1,500,000	1,620,615
4.02%, 10/31/38 (a)(b)	865,000	736,383
4.41%, 04/23/39 (a)(b)	585,000	518,053
6.25%, 02/01/41	750,000	797,047
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.21%, 04/22/42 (a)(b)	675,000	500,499
2.91%, 07/21/42 (a)(b)	450,000	316,679
3.44%, 02/24/43 (a)(b)	600,000	453,714
4.80%, 07/08/44 (a)	510,000	460,678
5.15%, 05/22/45	500,000	468,295
4.75%, 10/21/45 (a)	500,000	449,710
HSBC Bank USA NA
5.63%, 08/15/35	250,000	247,880
7.00%, 01/15/39	280,000	314,532
HSBC Holdings PLC
4.25%, 08/18/25	550,000	540,446
4.30%, 03/08/26	400,000	393,356
3.90%, 05/25/26	400,000	389,344
4.29%, 09/12/26 (a)(b)	750,000	736,972
7.34%, 11/03/26 (a)(b)	400,000	408,788
4.38%, 11/23/26	400,000	389,908
5.89%, 08/14/27 (a)(b)	500,000	503,710
4.04%, 03/13/28 (a)(b)	800,000	771,072
5.60%, 05/17/28 (a)(b)	600,000	602,520
4.76%, 06/09/28 (a)(b)	700,000	688,653
5.21%, 08/11/28 (a)(b)	700,000	695,541
2.01%, 09/22/28 (a)(b)	650,000	584,051
7.39%, 11/03/28 (a)(b)	600,000	634,782
6.16%, 03/09/29 (a)(b)	600,000	614,130
4.58%, 06/19/29 (a)(b)	850,000	821,856
2.21%, 08/17/29 (a)(b)	650,000	571,681
5.55%, 03/04/30 (a)(b)	450,000	451,071
4.95%, 03/31/30	800,000	786,480
3.97%, 05/22/30 (a)(b)	850,000	794,512
2.85%, 06/04/31 (a)(b)	250,000	216,115
2.36%, 08/18/31 (a)(b)	500,000	417,900
5.73%, 05/17/32 (a)(b)	400,000	401,280
2.80%, 05/24/32 (a)(b)	900,000	754,281
2.87%, 11/22/32 (a)(b)	500,000	416,375
4.76%, 03/29/33 (a)(b)	685,000	633,556
5.40%, 08/11/33 (a)(b)	600,000	593,274
8.11%, 11/03/33 (a)(b)	480,000	542,995
6.25%, 03/09/34 (a)(b)	600,000	625,266
6.55%, 06/20/34 (a)(b)	515,000	531,969
7.40%, 11/13/34 (a)(b)	200,000	217,044
5.72%, 03/04/35 (a)(b)	350,000	352,181
6.50%, 05/02/36	600,000	625,898
6.50%, 09/15/37	610,000	629,576
6.80%, 06/01/38	500,000	538,919
6.10%, 01/14/42	375,000	399,563
6.33%, 03/09/44 (a)(b)	700,000	732,732
5.25%, 03/14/44	500,000	464,975
HSBC USA, Inc.
5.29%, 03/04/27	200,000	200,644
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	450,000	436,181
2.55%, 02/04/30 (a)	325,000	278,294
5.02%, 05/17/33 (a)(b)	50,000	47,350
5.71%, 02/02/35 (a)(b)	250,000	246,445
2.49%, 08/15/36 (a)(b)	200,000	152,270
Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	243,563
5.65%, 01/10/30 (a)	250,000	250,165
ING Groep NV
3.95%, 03/29/27	545,000	526,672
1.73%, 04/01/27 (a)(b)	300,000	280,770
6.08%, 09/11/27 (a)(b)	300,000	303,402
4.02%, 03/28/28 (a)(b)	400,000	385,980
4.55%, 10/02/28	300,000	292,299
4.05%, 04/09/29	255,000	242,385
5.34%, 03/19/30 (a)(b)	400,000	398,616
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.73%, 04/01/32 (a)(b)	250,000	211,160
4.25%, 03/28/33 (a)(b)	400,000	370,128
6.11%, 09/11/34 (a)(b)	250,000	257,820
5.55%, 03/19/35 (a)(b)	400,000	395,444
JPMorgan Chase & Co.
3.90%, 07/15/25 (a)	750,000	738,682
7.75%, 07/15/25	150,000	153,864
3.30%, 04/01/26 (a)	825,000	798,946
3.20%, 06/15/26 (a)	449,000	432,540
2.95%, 10/01/26 (a)	925,000	881,497
7.63%, 10/15/26	200,000	210,870
1.05%, 11/19/26 (a)(b)	850,000	798,881
4.13%, 12/15/26	600,000	584,580
3.96%, 01/29/27 (a)(b)	650,000	635,141
1.04%, 02/04/27 (a)(b)	650,000	605,819
1.58%, 04/22/27 (a)(b)	1,200,000	1,120,680
8.00%, 04/29/27	315,000	338,512
1.47%, 09/22/27 (a)(b)	950,000	872,765
4.25%, 10/01/27	493,000	480,754
6.07%, 10/22/27 (a)(b)	500,000	508,800
3.63%, 12/01/27 (a)	450,000	430,695
5.04%, 01/23/28 (a)(b)	1,000,000	995,170
3.78%, 02/01/28 (a)(b)	800,000	771,144
2.95%, 02/24/28 (a)(b)	500,000	471,180
5.57%, 04/22/28 (a)(b)	500,000	504,155
4.32%, 04/26/28 (a)(b)	500,000	487,850
3.54%, 05/01/28 (a)(b)	900,000	859,095
2.18%, 06/01/28 (a)(b)	500,000	459,115
4.85%, 07/25/28 (a)(b)	1,000,000	989,830
3.51%, 01/23/29 (a)(b)	750,000	709,500
4.01%, 04/23/29 (a)(b)	750,000	718,072
2.07%, 06/01/29 (a)(b)	600,000	534,036
4.20%, 07/23/29 (a)(b)	925,000	890,682
5.30%, 07/24/29 (a)(b)	500,000	501,870
6.09%, 10/23/29 (a)(b)	500,000	516,785
4.45%, 12/05/29 (a)(b)	950,000	922,697
5.01%, 01/23/30 (a)(b)	650,000	645,170
5.58%, 04/22/30 (a)(b)	300,000	304,857
3.70%, 05/06/30 (a)(b)	695,000	649,950
4.57%, 06/14/30 (a)(b)	500,000	485,560
8.75%, 09/01/30	175,000	204,619
2.74%, 10/15/30 (a)(b)	1,000,000	884,900
4.49%, 03/24/31 (a)(b)	875,000	844,585
2.52%, 04/22/31 (a)(b)	900,000	778,374
2.96%, 05/13/31 (a)(b)	950,000	832,979
1.76%, 11/19/31 (a)(b)	450,000	365,891
1.95%, 02/04/32 (a)(b)	900,000	733,401
2.58%, 04/22/32 (a)(b)	1,100,000	929,687
2.55%, 11/08/32 (a)(b)	750,000	625,642
2.96%, 01/25/33 (a)(b)	800,000	682,256
4.59%, 04/26/33 (a)(b)	500,000	476,245
4.91%, 07/25/33 (a)(b)	1,000,000	972,060
5.72%, 09/14/33 (a)(b)	700,000	714,210
5.35%, 06/01/34 (a)(b)	1,300,000	1,294,852
6.25%, 10/23/34 (a)(b)	900,000	955,098
5.34%, 01/23/35 (a)(b)	500,000	497,610
5.77%, 04/22/35 (a)(b)	850,000	873,001
6.40%, 05/15/38	700,000	774,270
3.88%, 07/24/38 (a)(b)	750,000	644,422
5.50%, 10/15/40	350,000	352,149
3.11%, 04/22/41 (a)(b)	550,000	411,912
5.60%, 07/15/41	525,000	534,644
2.53%, 11/19/41 (a)(b)	500,000	341,460
5.40%, 01/06/42	350,000	348,373
3.16%, 04/22/42 (a)(b)	600,000	446,604
5.63%, 08/16/43	450,000	458,248
4.85%, 02/01/44	300,000	280,254
4.95%, 06/01/45	400,000	374,256
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.26%, 02/22/48 (a)(b)	675,000	566,939
4.03%, 07/24/48 (a)(b)	400,000	322,880
3.96%, 11/15/48 (a)(b)	1,000,000	795,610
3.90%, 01/23/49 (a)(b)	515,000	406,417
3.11%, 04/22/51 (a)(b)	650,000	443,352
3.33%, 04/22/52 (a)(b)	1,100,000	776,930
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	270,000	269,981
KeyBank NA
4.15%, 08/08/25	250,000	245,233
3.40%, 05/20/26	250,000	237,613
5.85%, 11/15/27 (a)	385,000	383,849
4.39%, 12/14/27	250,000	237,855
3.90%, 04/13/29	250,000	224,875
4.90%, 08/08/32	250,000	222,913
5.00%, 01/26/33 (a)	450,000	415,274
KeyCorp
4.15%, 10/29/25	125,000	122,280
2.25%, 04/06/27	135,000	122,764
4.10%, 04/30/28	250,000	236,743
2.55%, 10/01/29	140,000	118,909
4.79%, 06/01/33 (a)(b)	150,000	136,962
Lloyds Banking Group PLC
4.58%, 12/10/25	400,000	392,840
4.65%, 03/24/26	450,000	441,846
4.72%, 08/11/26 (a)(b)	300,000	296,652
3.75%, 01/11/27	400,000	385,024
1.63%, 05/11/27 (a)(b)	300,000	278,751
5.99%, 08/07/27 (a)(b)	400,000	402,516
5.46%, 01/05/28 (a)(b)	500,000	499,330
3.75%, 03/18/28 (a)(b)	400,000	382,856
4.38%, 03/22/28	400,000	387,564
4.55%, 08/16/28	300,000	291,429
3.57%, 11/07/28 (a)(b)	500,000	470,450
5.87%, 03/06/29 (a)(b)	200,000	202,858
5.72%, 06/05/30 (a)(b)	400,000	403,396
4.98%, 08/11/33 (a)(b)	550,000	526,036
7.95%, 11/15/33 (a)(b)	200,000	224,886
5.68%, 01/05/35 (a)(b)	500,000	498,490
5.30%, 12/01/45	275,000	251,240
3.37%, 12/14/46 (a)(b)	345,000	240,475
4.34%, 01/09/48	350,000	273,620
M&T Bank Corp.
4.55%, 08/16/28 (a)(b)	10,000	9,585
7.41%, 10/30/29 (a)(b)	200,000	210,590
6.08%, 03/13/32 (a)(b)	250,000	249,370
5.05%, 01/27/34 (a)(b)	350,000	324,167
Manufacturers & Traders Trust Co.
4.65%, 01/27/26 (a)	350,000	343,599
3.40%, 08/17/27	300,000	279,945
4.70%, 01/27/28 (a)	500,000	482,230
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25	600,000	574,962
3.85%, 03/01/26	750,000	732,142
2.76%, 09/13/26	200,000	189,652
3.68%, 02/22/27	400,000	386,188
1.54%, 07/20/27 (a)(b)	750,000	694,132
3.29%, 07/25/27	350,000	331,979
1.64%, 10/13/27 (a)(b)	300,000	276,315
2.34%, 01/19/28 (a)(b)	500,000	464,750
3.96%, 03/02/28	350,000	337,099
5.02%, 07/20/28 (a)(b)	400,000	397,536
5.35%, 09/13/28 (a)(b)	500,000	501,235
5.42%, 02/22/29 (a)(b)	350,000	352,275
3.74%, 03/07/29	550,000	519,766
3.20%, 07/18/29	500,000	456,135
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.56%, 02/25/30	400,000	348,676
2.05%, 07/17/30	550,000	459,646
5.48%, 02/22/31 (a)(b)	200,000	201,906
2.31%, 07/20/32 (a)(b)	815,000	671,185
2.49%, 10/13/32 (a)(b)	495,000	410,464
2.85%, 01/19/33 (a)(b)	450,000	380,849
4.32%, 04/19/33 (a)(b)	200,000	187,020
5.13%, 07/20/33 (a)(b)	400,000	394,600
5.44%, 02/22/34 (a)(b)	250,000	251,938
5.41%, 04/19/34 (a)(b)	25,000	25,149
4.29%, 07/26/38	200,000	180,818
4.15%, 03/07/39	355,000	313,990
3.75%, 07/18/39	535,000	448,164
Mizuho Financial Group, Inc.
2.84%, 09/13/26	350,000	331,730
3.66%, 02/28/27	300,000	288,237
1.23%, 05/22/27 (a)(b)	250,000	231,158
1.55%, 07/09/27 (a)(b)	250,000	231,418
3.17%, 09/11/27	500,000	469,555
4.02%, 03/05/28	300,000	288,663
5.67%, 05/27/29 (a)(b)	200,000	202,248
5.78%, 07/06/29 (a)(b)	500,000	507,165
4.25%, 09/11/29 (a)(b)	300,000	287,616
5.38%, 05/26/30 (a)(b)	200,000	199,870
3.15%, 07/16/30 (a)(b)	250,000	225,395
2.87%, 09/13/30 (a)(b)	200,000	176,916
2.59%, 05/25/31 (a)(b)	200,000	171,308
2.20%, 07/10/31 (a)(b)	400,000	333,720
1.98%, 09/08/31 (a)(b)	400,000	327,332
2.56%, 09/13/31	235,000	191,128
2.26%, 07/09/32 (a)(b)	250,000	203,325
5.67%, 09/13/33 (a)(b)	200,000	201,858
5.75%, 05/27/34 (a)(b)	400,000	406,240
5.75%, 07/06/34 (a)(b)	300,000	304,842
5.58%, 05/26/35 (a)(b)	200,000	199,228
Morgan Stanley
4.00%, 07/23/25	900,000	886,617
5.00%, 11/24/25	550,000	546,210
3.88%, 01/27/26	850,000	831,011
4.68%, 07/17/26 (a)(b)	625,000	619,006
3.13%, 07/27/26	950,000	908,741
6.25%, 08/09/26	200,000	203,622
4.35%, 09/08/26	675,000	660,413
6.14%, 10/16/26 (a)(b)	300,000	302,088
0.99%, 12/10/26 (a)(b)	700,000	654,962
3.63%, 01/20/27	900,000	867,942
5.05%, 01/28/27 (a)(b)	400,000	397,860
3.95%, 04/23/27	700,000	676,487
1.59%, 05/04/27 (a)(b)	1,050,000	979,072
1.51%, 07/20/27 (a)(b)	750,000	693,705
2.48%, 01/21/28 (a)(b)	750,000	699,495
5.65%, 04/13/28 (a)(b)	300,000	303,051
4.21%, 04/20/28 (a)(b)	825,000	802,618
3.59%, 07/22/28 (a)(b)	950,000	903,535
6.30%, 10/18/28 (a)(b)	500,000	515,890
3.77%, 01/24/29 (a)(b)	850,000	809,455
5.12%, 02/01/29 (a)(b)	650,000	647,926
5.16%, 04/20/29 (a)(b)	800,000	797,432
5.45%, 07/20/29 (a)(b)	500,000	503,140
6.41%, 11/01/29 (a)(b)	550,000	573,947
5.17%, 01/16/30 (a)(b)	500,000	498,800
4.43%, 01/23/30 (a)(b)	950,000	919,115
5.66%, 04/18/30 (a)(b)	700,000	711,935
2.70%, 01/22/31 (a)(b)	1,000,000	876,910
3.62%, 04/01/31 (a)(b)	850,000	780,308
1.79%, 02/13/32 (a)(b)	850,000	683,442
7.25%, 04/01/32	300,000	340,557
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.93%, 04/28/32 (a)(b)	725,000	583,270
2.24%, 07/21/32 (a)(b)	1,000,000	818,520
2.51%, 10/20/32 (a)(b)	750,000	620,782
2.94%, 01/21/33 (a)(b)	750,000	637,965
4.89%, 07/20/33 (a)(b)	600,000	578,874
6.34%, 10/18/33 (a)(b)	800,000	850,376
5.25%, 04/21/34 (a)(b)	950,000	935,930
5.42%, 07/21/34 (a)(b)	800,000	796,168
6.63%, 11/01/34 (a)(b)	600,000	648,678
5.47%, 01/18/35 (a)(b)	500,000	499,390
5.83%, 04/19/35 (a)(b)	805,000	826,276
2.48%, 09/16/36 (a)(b)	950,000	752,238
5.30%, 04/20/37 (a)(b)	600,000	575,136
5.95%, 01/19/38 (a)(b)	410,000	408,065
3.97%, 07/22/38 (a)(b)	625,000	529,631
5.94%, 02/07/39 (a)(b)	450,000	445,923
4.46%, 04/22/39 (a)(b)	400,000	357,952
3.22%, 04/22/42 (a)(b)	700,000	525,245
6.38%, 07/24/42	600,000	660,210
4.30%, 01/27/45	575,000	489,802
4.38%, 01/22/47	600,000	514,260
5.60%, 03/24/51 (a)(b)	500,000	506,815
2.80%, 01/25/52 (a)(b)	675,000	425,648
Morgan Stanley Bank NA
5.48%, 07/16/25 (a)	350,000	350,578
4.75%, 04/21/26 (a)	450,000	446,148
5.88%, 10/30/26 (a)	250,000	253,105
4.95%, 01/14/28 (a)(b)	300,000	297,876
5.50%, 05/26/28 (a)(b)	600,000	604,326
National Australia Bank Ltd.
4.75%, 12/10/25	250,000	248,560
3.38%, 01/14/26	490,000	477,284
2.50%, 07/12/26	450,000	427,572
3.91%, 06/09/27	500,000	485,790
4.90%, 06/13/28	500,000	499,710
4.79%, 01/10/29	250,000	248,535
National Bank of Canada
5.60%, 12/18/28	300,000	303,201
NatWest Group PLC
4.80%, 04/05/26	600,000	592,848
7.47%, 11/10/26 (a)(b)	200,000	204,466
5.85%, 03/02/27 (a)(b)	300,000	300,795
1.64%, 06/14/27 (a)(b)	650,000	602,075
5.58%, 03/01/28 (a)(b)	200,000	200,280
3.07%, 05/22/28 (a)(b)	300,000	280,905
5.52%, 09/30/28 (a)(b)	350,000	350,294
4.89%, 05/18/29 (a)(b)	510,000	498,913
5.08%, 01/27/30 (a)(b)	825,000	811,288
4.45%, 05/08/30 (a)(b)	300,000	286,938
6.02%, 03/02/34 (a)(b)	300,000	307,584
6.48%, 06/01/34 (a)(b)	250,000	254,180
5.78%, 03/01/35 (a)(b)	400,000	401,788
3.03%, 11/28/35 (a)(b)	250,000	209,710
Northern Trust Corp.
3.95%, 10/30/25	250,000	245,090
4.00%, 05/10/27 (a)	150,000	146,511
3.65%, 08/03/28 (a)	300,000	287,061
3.15%, 05/03/29 (a)	150,000	138,624
1.95%, 05/01/30 (a)	325,000	276,133
3.38%, 05/08/32 (a)(b)	350,000	330,722
PNC Bank NA
3.10%, 10/25/27 (a)	400,000	374,456
3.25%, 01/22/28 (a)	250,000	233,960
4.05%, 07/26/28	550,000	523,050
2.70%, 10/22/29	300,000	261,918
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (a)	300,000	284,268
1.15%, 08/13/26 (a)	200,000	183,788
4.76%, 01/26/27 (a)(b)	400,000	395,304
3.15%, 05/19/27 (a)	220,000	208,998
6.62%, 10/20/27 (a)(b)	300,000	307,332
5.30%, 01/21/28 (a)(b)	250,000	249,715
5.35%, 12/02/28 (a)(b)	350,000	350,487
3.45%, 04/23/29 (a)	400,000	371,052
5.58%, 06/12/29 (a)(b)	550,000	556,231
2.55%, 01/22/30 (a)	600,000	526,374
2.31%, 04/23/32 (a)(b)	300,000	248,454
4.63%, 06/06/33 (a)(b)	200,000	185,532
6.04%, 10/28/33 (a)(b)	450,000	464,422
5.07%, 01/24/34 (a)(b)	400,000	386,848
5.94%, 08/18/34 (a)(b)	250,000	256,488
6.88%, 10/20/34 (a)(b)	750,000	817,725
5.68%, 01/22/35 (a)(b)	400,000	402,228
Regions Bank
6.45%, 06/26/37	250,000	255,358
Regions Financial Corp.
1.80%, 08/12/28 (a)	205,000	177,229
7.38%, 12/10/37	75,000	81,221
Royal Bank of Canada
4.88%, 01/12/26	400,000	397,176
0.88%, 01/20/26	350,000	327,534
4.65%, 01/27/26	450,000	443,984
1.20%, 04/27/26	490,000	455,386
1.15%, 07/14/26	300,000	276,615
5.20%, 07/20/26	300,000	299,652
1.40%, 11/02/26	400,000	366,384
3.63%, 05/04/27	400,000	384,068
4.24%, 08/03/27	550,000	535,617
6.00%, 11/01/27	500,000	512,625
4.95%, 02/01/29	250,000	249,013
2.30%, 11/03/31	300,000	248,643
3.88%, 05/04/32	350,000	320,733
5.00%, 02/01/33	500,000	493,140
5.00%, 05/02/33	300,000	296,193
5.15%, 02/01/34	300,000	298,104
Santander Holdings USA, Inc.
4.50%, 07/17/25 (a)	400,000	394,376
5.81%, 09/09/26 (a)(b)	200,000	199,480
3.24%, 10/05/26 (a)(d)	300,000	284,445
4.40%, 07/13/27 (a)	300,000	290,238
2.49%, 01/06/28 (a)(b)	335,000	308,837
6.50%, 03/09/29 (a)(b)	330,000	336,178
6.57%, 06/12/29 (a)(b)	55,000	56,322
6.17%, 01/09/30 (a)(b)	250,000	252,338
7.66%, 11/09/31 (a)(b)	200,000	216,864
6.34%, 05/31/35 (a)(b)	200,000	199,786
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (a)(b)	400,000	380,808
6.83%, 11/21/26 (a)(b)	400,000	405,400
1.67%, 06/14/27 (a)(b)	400,000	369,908
2.47%, 01/11/28 (a)(b)	300,000	277,155
3.82%, 11/03/28 (a)(b)	425,000	401,731
2.90%, 03/15/32 (a)(b)	200,000	168,496
State Street Corp.
3.55%, 08/18/25	400,000	392,444
2.65%, 05/19/26	250,000	238,910
5.27%, 08/03/26 (a)	150,000	150,321
1.68%, 11/18/27 (a)(b)	300,000	276,180
2.20%, 02/07/28 (a)(b)	75,000	69,800
5.82%, 11/04/28 (a)(b)	185,000	188,731
5.68%, 11/21/29 (a)(b)	300,000	307,119
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.14%, 12/03/29 (a)(b)	345,000	332,307
2.40%, 01/24/30	295,000	260,031
2.20%, 03/03/31	200,000	167,930
3.15%, 03/30/31 (a)(b)	200,000	180,892
2.62%, 02/07/33 (a)(b)	300,000	252,051
4.42%, 05/13/33 (a)(b)	200,000	189,414
4.16%, 08/04/33 (a)(b)	250,000	231,813
4.82%, 01/26/34 (a)(b)	200,000	193,296
3.03%, 11/01/34 (a)(b)	150,000	133,122
6.12%, 11/21/34 (a)(b)	200,000	207,846
Sumitomo Mitsui Banking Corp.
3.65%, 07/23/25	250,000	245,613
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25	550,000	528,209
5.46%, 01/13/26	550,000	550,055
3.78%, 03/09/26	550,000	535,700
5.88%, 07/13/26	250,000	252,375
2.63%, 07/14/26	700,000	663,257
1.40%, 09/17/26	600,000	551,040
3.01%, 10/19/26	400,000	380,032
3.45%, 01/11/27	300,000	287,550
2.17%, 01/14/27	300,000	278,442
3.36%, 07/12/27	600,000	569,550
5.52%, 01/13/28	500,000	505,590
3.54%, 01/17/28	400,000	379,164
5.80%, 07/13/28	300,000	306,363
3.94%, 07/19/28	150,000	143,646
5.72%, 09/14/28	200,000	204,050
1.90%, 09/17/28	700,000	613,564
4.31%, 10/16/28 (c)	250,000	244,125
3.04%, 07/16/29	750,000	676,740
3.20%, 09/17/29	50,000	45,357
2.72%, 09/27/29	200,000	177,356
5.71%, 01/13/30	400,000	408,076
2.75%, 01/15/30	450,000	395,037
2.13%, 07/08/30	450,000	376,664
2.14%, 09/23/30	375,000	312,495
2.22%, 09/17/31	350,000	285,208
5.77%, 01/13/33	600,000	617,412
5.81%, 09/14/33	520,000	539,713
2.93%, 09/17/41	250,000	182,973
3.05%, 01/14/42	50,000	37,436
6.18%, 07/13/43	300,000	328,173
Synchrony Bank
5.40%, 08/22/25 (a)	250,000	248,195
Synchrony Financial
4.50%, 07/23/25 (a)	300,000	295,014
3.70%, 08/04/26 (a)	200,000	190,870
3.95%, 12/01/27 (a)	500,000	467,735
5.15%, 03/19/29 (a)	250,000	240,160
2.88%, 10/28/31 (a)	195,000	156,753
Synovus Bank
5.63%, 02/15/28 (a)	250,000	242,600
Synovus Financial Corp.
5.20%, 08/11/25 (a)	50,000	49,352
Toronto-Dominion Bank
0.75%, 09/11/25	275,000	260,301
0.75%, 01/06/26	375,000	350,584
5.10%, 01/09/26	200,000	199,282
1.20%, 06/03/26	300,000	277,959
5.53%, 07/17/26	500,000	501,680
1.25%, 09/10/26	500,000	458,725
1.95%, 01/12/27	250,000	232,105
2.80%, 03/10/27	350,000	328,850
4.11%, 06/08/27	400,000	388,240
4.69%, 09/15/27	650,000	640,614
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.16%, 01/10/28	400,000	399,752
5.52%, 07/17/28	300,000	303,735
4.99%, 04/05/29	250,000	247,865
2.00%, 09/10/31	300,000	244,278
3.63%, 09/15/31 (a)(b)	425,000	404,728
2.45%, 01/12/32	95,000	78,254
3.20%, 03/10/32	450,000	389,817
4.46%, 06/08/32	600,000	565,992
Truist Bank
3.63%, 09/16/25 (a)	250,000	243,565
4.05%, 11/03/25 (a)	200,000	196,648
3.30%, 05/15/26 (a)	300,000	287,589
3.80%, 10/30/26 (a)	260,000	250,102
2.25%, 03/11/30 (a)	500,000	417,175
Truist Financial Corp.
1.20%, 08/05/25 (a)	250,000	238,290
4.26%, 07/28/26 (a)(b)	400,000	393,592
1.27%, 03/02/27 (a)(b)	450,000	418,437
6.05%, 06/08/27 (a)(b)	600,000	604,524
1.13%, 08/03/27 (a)	300,000	264,909
4.12%, 06/06/28 (a)(b)	300,000	289,410
4.87%, 01/26/29 (a)(b)	400,000	392,460
3.88%, 03/19/29 (a)	200,000	186,596
1.89%, 06/07/29 (a)(b)	475,000	416,233
7.16%, 10/30/29 (a)(b)	250,000	265,515
5.44%, 01/24/30 (a)(b)	200,000	199,564
1.95%, 06/05/30 (a)	300,000	248,610
4.92%, 07/28/33 (a)(b)	375,000	347,944
6.12%, 10/28/33 (a)(b)	200,000	204,794
5.12%, 01/26/34 (a)(b)	400,000	383,372
5.87%, 06/08/34 (a)(b)	500,000	504,430
5.71%, 01/24/35 (a)(b)	500,000	498,190
U.S. Bancorp
3.95%, 11/17/25 (a)	345,000	338,624
3.10%, 04/27/26 (a)	100,000	95,917
2.38%, 07/22/26 (a)	400,000	377,652
5.73%, 10/21/26 (a)(b)	400,000	400,900
3.15%, 04/27/27 (a)	400,000	380,776
2.22%, 01/27/28 (a)(b)	610,000	564,232
3.90%, 04/26/28 (a)	350,000	335,741
4.55%, 07/22/28 (a)(b)	600,000	586,992
4.65%, 02/01/29 (a)(b)	200,000	195,864
5.78%, 06/12/29 (a)(b)	500,000	507,780
3.00%, 07/30/29 (a)	25,000	22,391
5.38%, 01/23/30 (a)(b)	400,000	401,208
1.38%, 07/22/30 (a)	550,000	443,669
2.68%, 01/27/33 (a)(b)	250,000	206,973
4.97%, 07/22/33 (a)(b)	475,000	450,309
5.85%, 10/21/33 (a)(b)	630,000	640,918
4.84%, 02/01/34 (a)(b)	500,000	474,550
5.84%, 06/12/34 (a)(b)	500,000	507,595
5.68%, 01/23/35 (a)(b)	400,000	402,076
2.49%, 11/03/36 (a)(b)	400,000	315,432
UBS AG
5.80%, 09/11/25	300,000	301,140
1.25%, 06/01/26	250,000	231,458
1.25%, 08/07/26	350,000	321,654
5.00%, 07/09/27	450,000	446,522
7.50%, 02/15/28	750,000	802,755
5.65%, 09/11/28	400,000	407,456
4.50%, 06/26/48	400,000	351,776
UBS Group AG
4.55%, 04/17/26	625,000	614,587
4.88%, 05/15/45	500,000	450,315
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wachovia Corp.
7.57%, 08/01/26 (e)	100,000	104,251
5.50%, 08/01/35	250,000	246,903
Webster Financial Corp.
4.10%, 03/25/29 (a)	150,000	139,496
Wells Fargo & Co.
3.55%, 09/29/25	750,000	732,367
6.00%, 10/28/25 (a)	100,000	100,062
3.00%, 04/22/26	900,000	863,181
4.10%, 06/03/26	650,000	633,600
4.54%, 08/15/26 (a)(b)	550,000	543,312
3.00%, 10/23/26	1,000,000	950,250
3.20%, 06/17/27 (a)(b)	750,000	718,387
4.30%, 07/22/27	700,000	681,793
3.53%, 03/24/28 (a)(b)	1,175,000	1,121,067
5.71%, 04/22/28 (a)(b)	700,000	706,531
3.58%, 05/22/28 (a)(b)	900,000	857,457
2.39%, 06/02/28 (a)(b)	900,000	829,395
4.81%, 07/25/28 (a)(b)	900,000	887,391
4.15%, 01/24/29 (a)	750,000	721,455
5.57%, 07/25/29 (a)(b)	1,225,000	1,236,809
6.30%, 10/23/29 (a)(b)	750,000	778,432
7.95%, 11/15/29	85,000	94,595
5.20%, 01/23/30 (a)(b)	750,000	747,097
2.88%, 10/30/30 (a)(b)	1,025,000	909,267
2.57%, 02/11/31 (a)(b)	850,000	736,091
4.48%, 04/04/31 (a)(b)	700,000	670,796
3.35%, 03/02/33 (a)(b)	1,150,000	998,706
4.90%, 07/25/33 (a)(b)	1,200,000	1,155,804
5.39%, 04/24/34 (a)(b)	1,000,000	989,500
5.56%, 07/25/34 (a)(b)	1,150,000	1,150,529
6.49%, 10/23/34 (a)(b)	950,000	1,013,840
5.50%, 01/23/35 (a)(b)	750,000	748,567
5.38%, 02/07/35	125,000	124,961
3.07%, 04/30/41 (a)(b)	1,100,000	807,433
5.38%, 11/02/43	550,000	516,103
5.61%, 01/15/44	750,000	720,937
4.65%, 11/04/44	550,000	464,964
3.90%, 05/01/45	500,000	395,680
4.90%, 11/17/45	700,000	609,714
4.40%, 06/14/46	550,000	444,796
4.75%, 12/07/46	460,000	389,891
5.01%, 04/04/51 (a)(b)	1,550,000	1,415,909
4.61%, 04/25/53 (a)(b)	975,000	835,984
5.95%, 12/01/86	150,000	149,451
Wells Fargo Bank NA
5.55%, 08/01/25 (a)	500,000	500,875
4.81%, 01/15/26 (a)	500,000	496,885
5.45%, 08/07/26 (a)	550,000	551,798
5.25%, 12/11/26 (a)	670,000	670,703
5.95%, 08/26/36	300,000	311,754
5.85%, 02/01/37	150,000	154,014
6.60%, 01/15/38	285,000	312,807
Westpac Banking Corp.
3.74%, 08/26/25	250,000	245,780
5.51%, 11/17/25	250,000	251,223
5.20%, 04/16/26	200,000	200,120
2.85%, 05/13/26	500,000	479,725
1.15%, 06/03/26	400,000	371,688
2.70%, 08/19/26	300,000	285,633
3.35%, 03/08/27	375,000	359,993
5.46%, 11/18/27	350,000	355,355
3.40%, 01/25/28	300,000	285,486
5.54%, 11/17/28	300,000	307,110
1.95%, 11/20/28	200,000	176,894
5.05%, 04/16/29	200,000	200,572
2.65%, 01/16/30	250,000	222,775
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.15%, 06/03/31	375,000	313,879
4.32%, 11/23/31 (a)(b)	550,000	530,981
5.41%, 08/10/33 (a)(b)	250,000	244,423
6.82%, 11/17/33	200,000	215,142
4.11%, 07/24/34 (a)(b)	250,000	231,185
2.67%, 11/15/35 (a)(b)	415,000	343,205
3.02%, 11/18/36 (a)(b)	300,000	246,636
4.42%, 07/24/39	235,000	207,615
2.96%, 11/16/40	375,000	262,226
3.13%, 11/18/41	300,000	211,134
Wintrust Financial Corp.
4.85%, 06/06/29 (c)	150,000	136,899
Zions Bancorp NA
3.25%, 10/29/29 (a)	300,000	250,881
		420,997,465
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.50%, 08/01/25	100,000	97,850
3.30%, 06/15/30 (a)	125,000	111,644
Ameriprise Financial, Inc.
2.88%, 09/15/26 (a)	200,000	190,522
5.70%, 12/15/28 (a)	175,000	179,254
5.15%, 05/15/33 (a)	300,000	300,879
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	150,000	158,741
Ares Management Corp
6.38%, 11/10/28 (a)	200,000	208,258
BGC Group, Inc.
8.00%, 05/25/28 (a)	125,000	131,893
BlackRock Funding, Inc.
5.00%, 03/14/34 (a)	285,000	283,125
5.25%, 03/14/54 (a)	425,000	411,264
BlackRock, Inc.
3.20%, 03/15/27	350,000	336,315
3.25%, 04/30/29 (a)	400,000	373,020
2.40%, 04/30/30 (a)	450,000	393,097
1.90%, 01/28/31 (a)	550,000	456,313
2.10%, 02/25/32 (a)	200,000	163,022
Blue Owl Finance LLC
6.25%, 04/18/34 (a)(d)	300,000	301,233
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	150,000	154,370
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	300,000	240,843
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 04/15/50 (a)	350,000	241,132
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	285,000	272,032
4.85%, 03/29/29 (a)	350,000	344,239
4.35%, 04/15/30 (a)	250,000	237,092
2.72%, 04/15/31 (a)	50,000	42,397
6.35%, 01/05/34 (a)	175,000	183,743
5.68%, 01/15/35 (a)	100,000	99,090
4.70%, 09/20/47 (a)	310,000	262,709
3.50%, 03/30/51 (a)	200,000	138,892
3.63%, 02/15/52 (a)	75,000	52,442
5.97%, 03/04/54 (a)	100,000	98,997
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	200,000	192,998
1.63%, 12/15/30 (a)	150,000	122,685
3.00%, 03/16/32 (a)	100,000	86,392
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Charles Schwab Corp.
3.45%, 02/13/26 (a)(f)	75,000	72,826
0.90%, 03/11/26 (a)(f)	325,000	301,636
1.15%, 05/13/26 (a)(f)	260,000	240,640
5.88%, 08/24/26 (a)(f)	250,000	252,947
3.20%, 03/02/27 (a)(f)	175,000	166,607
2.45%, 03/03/27 (a)(f)	400,000	373,208
3.30%, 04/01/27 (a)(f)	175,000	167,039
3.20%, 01/25/28 (a)(f)	175,000	164,313
2.00%, 03/20/28 (a)(f)	335,000	300,800
4.00%, 02/01/29 (a)(f)	150,000	144,072
5.64%, 05/19/29 (a)(b)(f)	325,000	329,456
3.25%, 05/22/29 (a)(f)	155,000	142,885
2.75%, 10/01/29 (a)(f)	125,000	112,416
6.20%, 11/17/29 (a)(b)(f)	350,000	364,066
4.63%, 03/22/30 (a)(c)(f)	130,000	127,872
1.65%, 03/11/31 (a)(f)	200,000	160,828
2.30%, 05/13/31 (a)(f)	200,000	168,026
1.95%, 12/01/31 (a)(f)	235,000	188,165
2.90%, 03/03/32 (a)(f)	250,000	213,985
5.85%, 05/19/34 (a)(b)(f)	350,000	357,241
6.14%, 08/24/34 (a)(b)(f)	350,000	364,731
CI Financial Corp.
3.20%, 12/17/30 (a)	300,000	236,697
CME Group, Inc.
3.75%, 06/15/28 (a)	150,000	144,509
2.65%, 03/15/32 (a)	225,000	193,196
5.30%, 09/15/43 (a)	250,000	250,090
4.15%, 06/15/48 (a)	250,000	211,293
Eaton Vance Corp.
3.50%, 04/06/27 (a)	123,000	117,678
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	250,000	202,335
2.95%, 08/12/51 (a)	100,000	62,433
Intercontinental Exchange, Inc.
3.75%, 12/01/25 (a)	350,000	342,296
3.10%, 09/15/27 (a)	200,000	187,926
4.00%, 09/15/27 (a)	450,000	435,442
3.63%, 09/01/28 (a)(d)	250,000	235,865
3.75%, 09/21/28 (a)	200,000	190,666
4.35%, 06/15/29 (a)	275,000	266,370
2.10%, 06/15/30 (a)	375,000	318,416
5.25%, 06/15/31 (a)	200,000	201,692
1.85%, 09/15/32 (a)	300,000	232,752
4.60%, 03/15/33 (a)	500,000	477,705
2.65%, 09/15/40 (a)	350,000	243,187
4.25%, 09/21/48 (a)	330,000	270,778
3.00%, 06/15/50 (a)	325,000	211,309
4.95%, 06/15/52 (a)	400,000	364,540
3.00%, 09/15/60 (a)	500,000	299,360
5.20%, 06/15/62 (a)	400,000	373,368
Invesco Finance PLC
3.75%, 01/15/26	130,000	126,736
5.38%, 11/30/43	150,000	142,776
Janus Henderson U.S. Holdings, Inc.
4.88%, 08/01/25 (a)	100,000	99,100
Jefferies Financial Group, Inc.
4.85%, 01/15/27	200,000	197,452
6.45%, 06/08/27	100,000	102,427
5.88%, 07/21/28 (a)	300,000	303,066
4.15%, 01/23/30	300,000	279,144
2.63%, 10/15/31 (a)	325,000	263,159
2.75%, 10/15/32 (a)	150,000	120,020
6.20%, 04/14/34 (a)	400,000	405,572
6.25%, 01/15/36	150,000	151,994
6.50%, 01/20/43	75,000	78,728
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lazard Group LLC
3.63%, 03/01/27 (a)	100,000	95,792
4.50%, 09/19/28 (a)	200,000	193,356
4.38%, 03/11/29 (a)	175,000	167,384
Legg Mason, Inc.
4.75%, 03/15/26	150,000	149,124
5.63%, 01/15/44	276,000	268,741
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	270,000	271,147
6.75%, 11/17/28 (a)	200,000	210,152
6.00%, 05/20/34 (a)	150,000	149,849
Nasdaq, Inc.
3.85%, 06/30/26 (a)	150,000	146,060
5.35%, 06/28/28 (a)	250,000	252,275
1.65%, 01/15/31 (a)	200,000	160,626
5.55%, 02/15/34 (a)	350,000	350,962
2.50%, 12/21/40 (a)	200,000	131,122
3.25%, 04/28/50 (a)	175,000	116,900
3.95%, 03/07/52 (a)	150,000	111,683
5.95%, 08/15/53 (a)	200,000	202,338
6.10%, 06/28/63 (a)	225,000	228,510
Nomura Holdings, Inc.
5.10%, 07/03/25	200,000	198,764
1.85%, 07/16/25	500,000	480,585
1.65%, 07/14/26	600,000	554,958
2.33%, 01/22/27	500,000	462,350
2.17%, 07/14/28	600,000	529,962
3.10%, 01/16/30	650,000	574,626
2.68%, 07/16/30	400,000	340,364
2.61%, 07/14/31	700,000	576,828
3.00%, 01/22/32	250,000	209,090
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	200,000	195,552
4.95%, 07/15/46	200,000	180,242
3.75%, 04/01/51 (a)	235,000	173,376
Stifel Financial Corp.
4.00%, 05/15/30 (a)	125,000	115,278
TPG Operating Group II LP
5.88%, 03/05/34 (a)	175,000	175,901
		27,894,216
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 07/15/25 (a)	300,000	302,637
4.45%, 10/01/25 (a)	150,000	147,962
1.75%, 01/30/26 (a)	400,000	377,052
4.45%, 04/03/26 (a)	150,000	147,305
2.45%, 10/29/26 (a)	1,200,000	1,119,804
6.10%, 01/15/27 (a)	200,000	203,146
6.45%, 04/15/27 (a)	150,000	153,564
3.65%, 07/21/27 (a)	350,000	332,577
4.63%, 10/15/27 (a)	200,000	195,080
3.88%, 01/23/28 (a)	300,000	284,529
5.75%, 06/06/28 (a)	150,000	151,757
3.00%, 10/29/28 (a)	1,050,000	954,733
5.10%, 01/19/29 (a)	200,000	198,354
6.15%, 09/30/30 (a)	250,000	258,635
3.30%, 01/30/32 (a)	1,185,000	1,019,017
3.40%, 10/29/33 (a)	450,000	377,901
5.30%, 01/19/34 (a)	150,000	147,170
3.85%, 10/29/41 (a)	460,000	360,893
Air Lease Corp.
3.38%, 07/01/25 (a)	275,000	268,815
2.88%, 01/15/26 (a)	375,000	359,857
3.75%, 06/01/26 (a)	250,000	241,615
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.88%, 08/15/26 (a)	200,000	185,538
2.20%, 01/15/27 (a)	350,000	323,445
3.63%, 04/01/27 (a)	150,000	143,369
3.63%, 12/01/27 (a)	199,000	187,890
5.85%, 12/15/27 (a)	200,000	202,604
5.30%, 02/01/28 (a)	100,000	99,845
2.10%, 09/01/28 (a)	200,000	175,716
4.63%, 10/01/28 (a)	200,000	194,130
3.25%, 10/01/29 (a)	250,000	226,457
3.00%, 02/01/30 (a)	300,000	265,935
3.13%, 12/01/30 (a)	250,000	218,740
5.20%, 07/15/31 (a)	150,000	146,673
2.88%, 01/15/32 (a)	250,000	209,505
Aircastle Ltd.
4.25%, 06/15/26 (a)	200,000	195,036
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)(d)	230,000	231,421
Ares Capital Corp.
5.88%, 03/01/29 (a)	200,000	197,080
5.95%, 07/15/29 (a)	200,000	196,584
ARES Capital Corp.
3.25%, 07/15/25 (a)	250,000	243,205
3.88%, 01/15/26 (a)	350,000	337,935
2.15%, 07/15/26 (a)	485,000	448,373
7.00%, 01/15/27	150,000	152,587
2.88%, 06/15/27 (a)	160,000	146,445
2.88%, 06/15/28 (a)	350,000	310,401
3.20%, 11/15/31 (a)	300,000	247,572
Ares Strategic Income Fund
6.35%, 08/15/29 (a)(d)	200,000	198,390
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	200,000	188,268
2.55%, 10/13/26 (a)	100,000	91,800
Barings BDC, Inc.
3.30%, 11/23/26 (a)	100,000	92,493
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	150,000	141,689
6.95%, 05/30/29 (a)	75,000	73,241
Blackstone Private Credit Fund
7.05%, 09/29/25	225,000	227,216
2.63%, 12/15/26 (a)	310,000	283,687
3.25%, 03/15/27 (a)	300,000	277,125
7.30%, 11/27/28 (a)(d)	200,000	207,410
4.00%, 01/15/29 (a)	250,000	228,240
5.95%, 07/16/29 (a)(d)	150,000	147,095
6.25%, 01/25/31 (a)(d)	100,000	99,310
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	250,000	240,035
2.75%, 09/16/26 (a)	200,000	185,264
2.13%, 02/15/27 (a)	200,000	180,812
2.85%, 09/30/28 (a)	200,000	175,472
Blue Owl Capital Corp.
3.75%, 07/22/25 (a)	150,000	146,336
4.25%, 01/15/26 (a)	150,000	145,560
3.40%, 07/15/26 (a)	275,000	259,215
2.63%, 01/15/27 (a)	150,000	137,255
2.88%, 06/11/28 (a)	400,000	354,040
Blue Owl Capital Corp. II
8.45%, 11/15/26 (a)(d)	150,000	154,722
Blue Owl Capital Corp. III
3.13%, 04/13/27 (a)	100,000	91,511
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)(c)	250,000	232,052
4.70%, 02/08/27 (a)	150,000	142,857
7.95%, 06/13/28 (a)	200,000	206,818
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.75%, 01/15/29 (a)	150,000	154,839
6.65%, 03/15/31 (a)	250,000	244,600
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	100,000	89,965
Blue Owl Technology Finance Corp. II
6.75%, 04/04/29 (a)(d)	185,000	181,080
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)(d)	100,000	99,869
FS KKR Capital Corp.
3.40%, 01/15/26 (a)	250,000	238,035
2.63%, 01/15/27 (a)	100,000	90,350
3.25%, 07/15/27 (a)	125,000	113,316
3.13%, 10/12/28 (a)	310,000	269,467
7.88%, 01/15/29 (a)	100,000	103,388
6.88%, 08/15/29 (a)	150,000	148,736
GATX Corp.
3.85%, 03/30/27 (a)	235,000	226,439
3.50%, 03/15/28 (a)	150,000	140,897
4.55%, 11/07/28 (a)	250,000	244,487
4.70%, 04/01/29 (a)	255,000	249,670
4.00%, 06/30/30 (a)	50,000	46,582
1.90%, 06/01/31 (a)	100,000	80,444
3.50%, 06/01/32 (a)	125,000	108,831
6.90%, 05/01/34 (a)	150,000	163,434
5.20%, 03/15/44 (a)	200,000	185,716
3.10%, 06/01/51 (a)	150,000	95,202
Goldman Sachs BDC, Inc.
2.88%, 01/15/26 (a)	100,000	95,485
6.38%, 03/11/27	100,000	100,822
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	200,000	184,514
2.05%, 02/15/27 (a)	160,000	143,757
7.05%, 12/05/28 (a)	100,000	102,113
6.00%, 07/15/29 (a)	150,000	147,402
Hercules Capital, Inc.
3.38%, 01/20/27 (a)	225,000	208,739
HPS Corporate Lending Fund
6.75%, 01/30/29 (a)(d)	175,000	176,417
Main Street Capital Corp.
3.00%, 07/14/26 (a)	150,000	140,534
6.50%, 06/04/27 (a)	75,000	75,068
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	150,000	144,716
6.15%, 05/17/29 (a)(d)	100,000	97,856
New Mountain Finance Corp.
6.88%, 02/01/29 (a)	75,000	73,298
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	150,000	136,212
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)(d)	100,000	105,749
Prospect Capital Corp.
3.71%, 01/22/26 (a)	175,000	167,120
3.36%, 11/15/26 (a)(c)	125,000	114,976
3.44%, 10/15/28 (a)	25,000	21,357
Sixth Street Lending Partners
6.50%, 03/11/29 (a)(d)	215,000	212,994
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	250,000	232,602
		23,753,880
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	100,000	89,224
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
ORIX Corp.
3.70%, 07/18/27	143,000	136,875
5.00%, 09/13/27	150,000	149,198
2.25%, 03/09/31	190,000	159,022
4.00%, 04/13/32	50,000	46,260
5.20%, 09/13/32	200,000	200,692
		781,271
Insurance 1.1%
ACE Capital Trust II
9.70%, 04/01/30	85,000	101,223
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	250,000	241,412
Aetna, Inc.
6.63%, 06/15/36	215,000	228,263
6.75%, 12/15/37	175,000	187,166
4.50%, 05/15/42 (a)	200,000	167,764
4.13%, 11/15/42 (a)	150,000	118,122
4.75%, 03/15/44 (a)	125,000	105,431
3.88%, 08/15/47 (a)	240,000	174,703
Aflac, Inc.
1.13%, 03/15/26 (a)	150,000	140,139
3.60%, 04/01/30 (a)	250,000	232,467
4.00%, 10/15/46 (a)	150,000	118,581
4.75%, 01/15/49 (a)	150,000	133,334
Alleghany Corp.
3.63%, 05/15/30 (a)(c)	200,000	186,228
3.25%, 08/15/51 (a)	200,000	135,150
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	200,000	200,216
Allstate Corp.
0.75%, 12/15/25 (a)	200,000	187,076
3.28%, 12/15/26 (a)	150,000	143,565
1.45%, 12/15/30 (a)	215,000	171,813
5.35%, 06/01/33	104,000	104,509
5.55%, 05/09/35	200,000	203,010
5.95%, 04/01/36	200,000	210,038
4.50%, 06/15/43	100,000	85,578
4.20%, 12/15/46 (a)	276,000	223,394
3.85%, 08/10/49 (a)	150,000	113,447
6.50%, 05/15/67 (a)(b)	155,000	156,242
American Financial Group, Inc.
5.25%, 04/02/30 (a)	100,000	99,513
4.50%, 06/15/47 (a)	200,000	171,754
American International Group, Inc.
3.40%, 06/30/30 (a)	100,000	91,000
5.13%, 03/27/33 (a)	250,000	246,737
3.88%, 01/15/35 (a)	75,000	66,866
6.25%, 05/01/36	150,000	158,963
4.50%, 07/16/44 (a)	200,000	173,186
4.80%, 07/10/45 (a)	275,000	245,798
4.75%, 04/01/48 (a)	275,000	243,012
5.75%, 04/01/48 (a)(b)	335,000	328,504
4.38%, 06/30/50 (a)	300,000	248,583
American National Group, Inc.
5.00%, 06/15/27 (a)	125,000	122,481
Aon Corp.
8.21%, 01/01/27	150,000	158,759
4.50%, 12/15/28 (a)	100,000	97,304
3.75%, 05/02/29 (a)	100,000	93,908
2.80%, 05/15/30 (a)	325,000	285,093
6.25%, 09/30/40	150,000	158,759
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	150,000	140,814
2.05%, 08/23/31 (a)	200,000	161,524
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 09/12/32 (a)	150,000	146,189
5.35%, 02/28/33 (a)	200,000	198,792
2.90%, 08/23/51 (a)	200,000	122,334
3.90%, 02/28/52 (a)	250,000	185,093
Aon Global Ltd.
3.88%, 12/15/25 (a)	250,000	244,410
4.60%, 06/14/44 (a)	240,000	204,965
4.75%, 05/15/45 (a)	230,000	199,877
Aon North America, Inc.
5.13%, 03/01/27 (a)	150,000	149,853
5.15%, 03/01/29 (a)	400,000	399,236
5.30%, 03/01/31 (a)	150,000	149,600
5.45%, 03/01/34 (a)	400,000	398,720
5.75%, 03/01/54 (a)	500,000	489,030
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	200,000	193,800
5.03%, 12/15/46 (a)	150,000	136,086
Arch Capital Group Ltd.
7.35%, 05/01/34	50,000	56,682
3.64%, 06/30/50 (a)	300,000	216,708
Arch Capital Group U.S., Inc.
5.14%, 11/01/43	175,000	160,645
Arthur J Gallagher & Co.
5.50%, 03/02/33 (a)	100,000	100,333
6.50%, 02/15/34 (a)	125,000	132,531
5.45%, 07/15/34 (a)	200,000	198,540
3.50%, 05/20/51 (a)	300,000	207,462
3.05%, 03/09/52 (a)	150,000	92,183
5.75%, 03/02/53 (a)	175,000	170,406
6.75%, 02/15/54 (a)	200,000	220,552
Assurant, Inc.
4.90%, 03/27/28 (a)	100,000	98,560
3.70%, 02/22/30 (a)	150,000	135,803
2.65%, 01/15/32 (a)	100,000	82,390
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	173,712
3.60%, 09/15/51 (a)	210,000	146,276
Athene Holding Ltd.
4.13%, 01/12/28 (a)	350,000	337,690
6.15%, 04/03/30 (a)	100,000	103,487
3.50%, 01/15/31 (a)	175,000	155,083
6.65%, 02/01/33 (a)	125,000	131,538
5.88%, 01/15/34 (a)	200,000	198,068
3.45%, 05/15/52 (a)	140,000	89,636
6.25%, 04/01/54 (a)	300,000	300,531
AXA SA
8.60%, 12/15/30	200,000	235,418
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	120,000	112,270
4.90%, 01/15/40 (a)(b)	125,000	114,981
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	95,967
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	250,000	234,400
1.85%, 03/12/30 (a)	150,000	128,337
1.45%, 10/15/30 (a)	300,000	246,909
2.88%, 03/15/32 (a)	200,000	175,112
5.75%, 01/15/40	300,000	319,038
4.40%, 05/15/42	190,000	172,457
4.30%, 05/15/43	280,000	245,190
4.20%, 08/15/48 (a)	650,000	546,604
4.25%, 01/15/49 (a)	600,000	513,096
2.85%, 10/15/50 (a)	430,000	276,843
2.50%, 01/15/51 (a)	300,000	180,699
3.85%, 03/15/52 (a)	800,000	619,880
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	650,000	629,687
4.50%, 02/11/43	50,000	46,398
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	225,000	213,853
5.63%, 05/15/30 (a)	200,000	200,122
4.70%, 06/22/47 (a)	325,000	252,785
3.85%, 12/22/51 (a)	125,000	79,529
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	50,000	48,269
2.38%, 03/15/31 (a)	200,000	165,380
4.20%, 03/17/32 (a)	185,000	169,075
4.95%, 03/17/52 (a)	200,000	170,382
Centene Corp.
4.25%, 12/15/27 (a)	715,000	682,982
2.45%, 07/15/28 (a)	700,000	621,859
4.63%, 12/15/29 (a)	850,000	804,219
3.38%, 02/15/30 (a)	600,000	532,584
3.00%, 10/15/30 (a)	600,000	513,420
2.50%, 03/01/31 (a)	660,000	542,362
2.63%, 08/01/31 (a)	400,000	327,716
Chubb Corp.
6.00%, 05/11/37	300,000	320,592
6.50%, 05/15/38	260,000	290,256
Chubb INA Holdings LLC
3.35%, 05/03/26 (a)	425,000	411,323
1.38%, 09/15/30 (a)	350,000	285,614
4.15%, 03/13/43	100,000	85,722
4.35%, 11/03/45 (a)	400,000	345,776
2.85%, 12/15/51 (a)	250,000	163,840
3.05%, 12/15/61 (a)	320,000	203,651
Cincinnati Financial Corp.
6.92%, 05/15/28	215,000	227,661
6.13%, 11/01/34	50,000	52,111
CNA Financial Corp.
4.50%, 03/01/26 (a)	210,000	206,892
3.45%, 08/15/27 (a)	150,000	142,245
3.90%, 05/01/29 (a)	110,000	104,294
2.05%, 08/15/30 (a)	250,000	208,402
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	220,000	213,497
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	400,000	383,152
3.85%, 04/05/29 (a)	400,000	375,036
3.90%, 04/05/32 (a)	650,000	582,471
5.75%, 01/15/34 (a)	200,000	201,578
4.35%, 04/05/42 (a)	150,000	124,130
4.40%, 04/05/52 (a)	350,000	275,964
6.88%, 12/15/52 (a)(b)	130,000	131,249
Elevance Health, Inc.
5.35%, 10/15/25 (a)	200,000	199,834
1.50%, 03/15/26 (a)	250,000	234,707
3.65%, 12/01/27 (a)	500,000	478,025
4.10%, 03/01/28 (a)	350,000	338,583
5.15%, 06/15/29 (a)	150,000	150,456
2.88%, 09/15/29 (a)	210,000	189,017
2.25%, 05/15/30 (a)	350,000	300,009
2.55%, 03/15/31 (a)	300,000	255,936
4.10%, 05/15/32 (a)	50,000	46,440
5.50%, 10/15/32 (a)	200,000	203,554
4.75%, 02/15/33 (a)	250,000	241,552
5.38%, 06/15/34 (a)	300,000	301,536
5.95%, 12/15/34	100,000	104,386
5.85%, 01/15/36	100,000	103,327
6.38%, 06/15/37	65,000	69,598
4.63%, 05/15/42	225,000	198,369
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 01/15/43	300,000	265,077
5.10%, 01/15/44	250,000	232,332
4.65%, 08/15/44 (a)	250,000	218,602
4.38%, 12/01/47 (a)	500,000	415,405
4.55%, 03/01/48 (a)	250,000	212,540
3.70%, 09/15/49 (a)	250,000	185,165
3.13%, 05/15/50 (a)	300,000	201,615
3.60%, 03/15/51 (a)	250,000	180,008
4.55%, 05/15/52 (a)	235,000	197,753
6.10%, 10/15/52 (a)	200,000	210,224
5.13%, 02/15/53 (a)	250,000	230,205
5.65%, 06/15/54 (a)	300,000	297,105
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	200,000	200,216
Enstar Finance LLC
5.50%, 01/15/42 (a)(b)	75,000	72,585
Enstar Group Ltd.
4.95%, 06/01/29 (a)	150,000	144,213
3.10%, 09/01/31 (a)	175,000	144,764
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	550,000	532,570
5.00%, 04/20/48 (a)	450,000	404,140
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	115,000	101,074
3.50%, 10/15/50 (a)	275,000	185,460
3.13%, 10/15/52 (a)	365,000	226,216
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	150,000	154,973
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	250,000	245,547
4.63%, 04/29/30 (a)	300,000	286,245
5.63%, 08/16/32 (a)	100,000	98,916
6.00%, 12/07/33 (a)(d)	200,000	203,282
6.35%, 03/22/54 (a)(d)	250,000	250,552
6.10%, 03/15/55 (a)(d)	150,000	145,106
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	150,000	145,686
3.40%, 06/15/30 (a)	200,000	177,702
2.45%, 03/15/31 (a)	200,000	163,262
3.20%, 09/17/51 (a)	100,000	61,792
First American Financial Corp.
4.00%, 05/15/30 (a)	150,000	135,242
2.40%, 08/15/31 (a)	200,000	159,728
Globe Life, Inc.
4.55%, 09/15/28 (a)	170,000	161,622
2.15%, 08/15/30 (a)	165,000	132,376
4.80%, 06/15/32 (a)	100,000	92,146
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	150,000	147,354
2.50%, 09/01/30 (a)	100,000	84,274
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	145,000	128,921
5.95%, 10/15/36	200,000	208,714
6.10%, 10/01/41	150,000	155,370
4.40%, 03/15/48 (a)	75,000	62,596
3.60%, 08/19/49 (a)	375,000	274,282
2.90%, 09/15/51 (a)	75,000	47,264
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	100,000	106,177
Humana, Inc.
5.70%, 03/13/26 (a)	50,000	49,947
1.35%, 02/03/27 (a)	300,000	271,950
3.95%, 03/15/27 (a)	150,000	145,104
5.75%, 03/01/28 (a)	250,000	254,427
5.75%, 12/01/28 (a)	100,000	102,022
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 03/23/29 (a)	275,000	257,955
3.13%, 08/15/29 (a)	100,000	90,636
4.88%, 04/01/30 (a)	250,000	245,437
2.15%, 02/03/32 (a)	250,000	199,510
5.88%, 03/01/33 (a)	250,000	254,612
5.95%, 03/15/34 (a)	250,000	255,850
4.63%, 12/01/42 (a)	125,000	105,418
4.95%, 10/01/44 (a)	250,000	217,777
4.80%, 03/15/47 (a)	150,000	127,487
3.95%, 08/15/49 (a)	150,000	112,955
5.50%, 03/15/53 (a)	225,000	209,698
5.75%, 04/15/54 (a)	300,000	289,404
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	120,000	119,786
3.13%, 11/23/31 (a)	215,000	180,609
5.67%, 06/08/32 (a)	100,000	100,995
4.00%, 11/23/51 (a)	150,000	104,826
Kemper Corp.
2.40%, 09/30/30 (a)	250,000	204,907
Lincoln National Corp.
3.63%, 12/12/26 (a)	104,000	99,571
3.80%, 03/01/28 (a)	150,000	143,391
3.05%, 01/15/30 (a)	150,000	133,346
3.40%, 01/15/31 (a)	150,000	132,225
6.30%, 10/09/37	150,000	153,645
7.00%, 06/15/40	150,000	162,576
4.35%, 03/01/48 (a)	260,000	198,136
4.38%, 06/15/50 (a)	50,000	38,250
Loews Corp.
3.75%, 04/01/26 (a)	150,000	146,279
3.20%, 05/15/30 (a)	150,000	136,116
6.00%, 02/01/35	100,000	105,386
4.13%, 05/15/43 (a)	150,000	125,448
Manulife Financial Corp.
4.15%, 03/04/26	350,000	342,842
2.48%, 05/19/27 (a)	125,000	116,065
4.06%, 02/24/32 (a)(b)	300,000	287,499
3.70%, 03/16/32 (a)	150,000	136,760
5.38%, 03/04/46	150,000	144,903
Markel Group, Inc.
3.50%, 11/01/27 (a)	100,000	94,872
3.35%, 09/17/29 (a)	100,000	91,880
5.00%, 04/05/46	100,000	88,547
4.30%, 11/01/47 (a)	100,000	80,108
5.00%, 05/20/49 (a)	200,000	177,014
4.15%, 09/17/50 (a)	175,000	134,598
3.45%, 05/07/52 (a)	170,000	114,427
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (a)	250,000	244,122
4.38%, 03/15/29 (a)	330,000	322,704
2.25%, 11/15/30 (a)	335,000	285,849
5.75%, 11/01/32 (a)	150,000	156,600
5.40%, 09/15/33 (a)	200,000	203,960
4.75%, 03/15/39 (a)	255,000	237,624
4.35%, 01/30/47 (a)	200,000	169,304
4.20%, 03/01/48 (a)	150,000	122,201
4.90%, 03/15/49 (a)	375,000	336,724
2.90%, 12/15/51 (a)	175,000	109,750
6.25%, 11/01/52 (a)	150,000	162,689
5.45%, 03/15/53 (a)	150,000	146,099
5.70%, 09/15/53 (a)	275,000	278,025
5.45%, 03/15/54 (a)	150,000	146,076
Mercury General Corp.
4.40%, 03/15/27 (a)	150,000	144,785
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MetLife, Inc.
4.55%, 03/23/30 (a)	400,000	393,016
6.50%, 12/15/32	350,000	381,346
6.38%, 06/15/34	200,000	215,596
5.70%, 06/15/35	400,000	411,048
5.88%, 02/06/41	200,000	204,772
4.13%, 08/13/42	290,000	240,720
4.88%, 11/13/43	100,000	91,280
4.72%, 12/15/44	350,000	309,732
4.05%, 03/01/45	260,000	208,931
4.60%, 05/13/46 (a)	300,000	261,714
5.00%, 07/15/52 (a)	300,000	274,224
5.25%, 01/15/54 (a)	75,000	71,268
6.40%, 12/15/66 (a)	400,000	405,348
10.75%, 08/01/69 (a)(b)	150,000	200,040
MGIC Investment Corp.
5.25%, 08/15/28 (a)	150,000	146,294
Munich Re America Corp.
7.45%, 12/15/26	25,000	26,359
Nationwide Financial Services, Inc.
6.75%, 05/15/87 (b)	115,000	116,588
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	145,038
3.85%, 06/11/51 (a)	190,000	134,984
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	160,000	149,677
4.50%, 10/01/50 (a)(b)	150,000	136,368
Primerica, Inc.
2.80%, 11/19/31 (a)	200,000	167,454
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	150,000	142,869
3.70%, 05/15/29 (a)	270,000	252,077
2.13%, 06/15/30 (a)	260,000	217,563
4.63%, 09/15/42	100,000	88,721
4.35%, 05/15/43	160,000	136,523
4.30%, 11/15/46 (a)	150,000	124,562
Progressive Corp.
4.00%, 03/01/29 (a)	360,000	344,974
3.20%, 03/26/30 (a)	275,000	250,984
3.00%, 03/15/32 (a)	150,000	130,247
6.25%, 12/01/32	210,000	224,847
4.35%, 04/25/44	150,000	129,182
3.70%, 01/26/45	150,000	117,806
4.13%, 04/15/47 (a)	350,000	287,717
4.20%, 03/15/48 (a)	125,000	103,050
3.95%, 03/26/50 (a)	150,000	118,505
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	94,072
3.88%, 03/27/28 (a)	92,000	88,357
2.10%, 03/10/30 (a)	150,000	128,457
5.75%, 07/15/33	250,000	261,172
5.70%, 12/14/36	90,000	92,202
6.63%, 12/01/37	100,000	111,353
3.00%, 03/10/40 (a)	255,000	189,195
4.60%, 05/15/44	200,000	174,990
4.50%, 09/15/47 (a)(b)	300,000	283,971
3.91%, 12/07/47 (a)	250,000	192,465
4.42%, 03/27/48 (a)	200,000	166,588
5.70%, 09/15/48 (a)(b)	300,000	294,594
3.94%, 12/07/49 (a)	405,000	307,614
4.35%, 02/25/50 (a)	250,000	204,328
3.70%, 10/01/50 (a)(b)	250,000	217,925
3.70%, 03/13/51 (a)	450,000	327,316
5.13%, 03/01/52 (a)(b)	350,000	325,412
6.00%, 09/01/52 (a)(b)	300,000	296,169
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.75%, 03/01/53 (a)(b)	100,000	102,763
6.50%, 03/15/54 (a)(b)	200,000	202,412
Prudential Funding Asia PLC
3.13%, 04/14/30	300,000	269,082
3.63%, 03/24/32 (a)	150,000	134,231
Radian Group, Inc.
4.88%, 03/15/27 (a)	455,000	445,254
6.20%, 05/15/29 (a)	200,000	202,096
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	187,878
3.15%, 06/15/30 (a)	200,000	178,042
6.00%, 09/15/33 (a)	150,000	153,002
5.75%, 09/15/34 (a)	150,000	149,619
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	150,000	142,512
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	275,000	254,262
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	100,000	94,309
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	200,000	165,686
Transatlantic Holdings, Inc.
8.00%, 11/30/39	121,000	152,311
Travelers Cos., Inc.
6.75%, 06/20/36	50,000	56,237
6.25%, 06/15/37	200,000	216,262
5.35%, 11/01/40	250,000	246,337
4.60%, 08/01/43	215,000	194,091
4.30%, 08/25/45 (a)	215,000	182,941
3.75%, 05/15/46 (a)	240,000	188,261
4.00%, 05/30/47 (a)	175,000	141,369
4.10%, 03/04/49 (a)	150,000	122,574
2.55%, 04/27/50 (a)	275,000	167,868
3.05%, 06/08/51 (a)	275,000	184,327
5.45%, 05/25/53 (a)	100,000	100,350
Travelers Property Casualty Corp.
6.38%, 03/15/33	100,000	109,687
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	110,000	107,986
UnitedHealth Group, Inc.
3.75%, 07/15/25	500,000	492,620
5.15%, 10/15/25	300,000	299,745
3.70%, 12/15/25	100,000	97,915
1.25%, 01/15/26	225,000	212,087
3.10%, 03/15/26	350,000	338,744
1.15%, 05/15/26 (a)	300,000	279,039
3.45%, 01/15/27	250,000	241,220
4.60%, 04/15/27 (a)	150,000	148,839
3.70%, 05/15/27 (a)	50,000	48,406
2.95%, 10/15/27	100,000	94,042
5.25%, 02/15/28 (a)	300,000	304,098
3.85%, 06/15/28	450,000	432,801
3.88%, 12/15/28	350,000	335,594
4.25%, 01/15/29 (a)	250,000	243,615
4.00%, 05/15/29 (a)	250,000	240,585
2.88%, 08/15/29	300,000	272,316
5.30%, 02/15/30 (a)	400,000	407,192
2.00%, 05/15/30	400,000	340,092
4.90%, 04/15/31 (a)	300,000	297,351
2.30%, 05/15/31 (a)	400,000	336,192
4.20%, 05/15/32 (a)	375,000	353,025
5.35%, 02/15/33 (a)	500,000	506,910
4.50%, 04/15/33 (a)	500,000	478,065
5.00%, 04/15/34 (a)	350,000	345,614
4.63%, 07/15/35	350,000	335,898
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.80%, 03/15/36	250,000	261,702
6.50%, 06/15/37	175,000	192,393
6.63%, 11/15/37	250,000	277,015
6.88%, 02/15/38	300,000	343,653
3.50%, 08/15/39 (a)	450,000	364,198
2.75%, 05/15/40 (a)	300,000	216,246
5.70%, 10/15/40 (a)	100,000	102,204
5.95%, 02/15/41 (a)	150,000	157,154
3.05%, 05/15/41 (a)	400,000	296,324
4.63%, 11/15/41 (a)	173,000	156,653
4.38%, 03/15/42 (a)	175,000	153,920
3.95%, 10/15/42 (a)	175,000	143,955
4.75%, 07/15/45	500,000	454,290
4.20%, 01/15/47 (a)	200,000	165,036
4.25%, 04/15/47 (a)	275,000	229,446
3.75%, 10/15/47 (a)	360,000	275,512
4.25%, 06/15/48 (a)	450,000	373,108
4.45%, 12/15/48 (a)	350,000	299,918
3.70%, 08/15/49 (a)	415,000	312,719
2.90%, 05/15/50 (a)	325,000	211,136
3.25%, 05/15/51 (a)	650,000	447,499
4.75%, 05/15/52 (a)	550,000	488,158
5.88%, 02/15/53 (a)	500,000	520,495
5.05%, 04/15/53 (a)	500,000	464,720
5.38%, 04/15/54 (a)	500,000	486,330
3.88%, 08/15/59 (a)	395,000	293,726
3.13%, 05/15/60 (a)	275,000	174,353
4.95%, 05/15/62 (a)	275,000	245,523
6.05%, 02/15/63 (a)	450,000	474,340
5.20%, 04/15/63 (a)	500,000	465,405
Unum Group
4.00%, 06/15/29 (a)	150,000	141,531
5.75%, 08/15/42	150,000	144,527
4.50%, 12/15/49 (a)	150,000	117,080
4.13%, 06/15/51 (a)	175,000	128,776
Voya Financial, Inc.
3.65%, 06/15/26	150,000	144,861
5.70%, 07/15/43	125,000	121,280
4.80%, 06/15/46	100,000	84,977
4.70%, 01/23/48 (a)(b)	100,000	86,850
W R Berkley Corp.
4.75%, 08/01/44	100,000	88,792
4.00%, 05/12/50 (a)	150,000	115,074
3.55%, 03/30/52 (a)	150,000	104,168
3.15%, 09/30/61 (a)	100,000	59,933
Willis North America, Inc.
4.65%, 06/15/27 (a)	200,000	196,674
4.50%, 09/15/28 (a)	250,000	243,010
2.95%, 09/15/29 (a)	200,000	179,322
5.35%, 05/15/33 (a)	250,000	245,367
5.05%, 09/15/48 (a)	150,000	131,183
3.88%, 09/15/49 (a)	255,000	183,819
XL Group Ltd.
5.25%, 12/15/43	100,000	93,171
		87,203,828
REITs 0.7%
Agree LP
2.00%, 06/15/28 (a)	150,000	132,728
2.90%, 10/01/30 (a)	250,000	216,037
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 (a)	150,000	147,597
3.80%, 04/15/26 (a)	115,000	111,832
3.95%, 01/15/28 (a)	150,000	143,648
4.50%, 07/30/29 (a)	100,000	96,474
2.75%, 12/15/29 (a)	200,000	175,752
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.70%, 07/01/30 (a)	250,000	241,777
4.90%, 12/15/30 (a)	250,000	244,812
3.38%, 08/15/31 (a)	230,000	202,862
2.00%, 05/18/32 (a)	220,000	172,511
1.88%, 02/01/33 (a)	350,000	263,910
2.95%, 03/15/34 (a)	300,000	242,994
4.75%, 04/15/35 (a)	150,000	139,422
4.85%, 04/15/49 (a)	100,000	84,747
4.00%, 02/01/50 (a)	200,000	148,782
3.00%, 05/18/51 (a)	200,000	120,624
3.55%, 03/15/52 (a)	250,000	168,080
5.15%, 04/15/53 (a)	150,000	132,183
5.63%, 05/15/54 (a)	100,000	94,032
American Assets Trust LP
3.38%, 02/01/31 (a)	150,000	123,071
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	140,000	134,189
4.90%, 02/15/29 (a)	100,000	97,774
2.38%, 07/15/31 (a)	125,000	101,615
3.63%, 04/15/32 (a)	150,000	131,196
5.50%, 02/01/34 (a)	150,000	147,815
3.38%, 07/15/51 (a)	125,000	82,034
4.30%, 04/15/52 (a)	100,000	77,529
AvalonBay Communities, Inc.
2.95%, 05/11/26 (a)	125,000	119,991
2.90%, 10/15/26 (a)	100,000	95,006
3.35%, 05/15/27 (a)	200,000	191,020
3.20%, 01/15/28 (a)	150,000	141,132
1.90%, 12/01/28 (a)	150,000	132,186
3.30%, 06/01/29 (a)	150,000	138,453
2.30%, 03/01/30 (a)	250,000	216,165
2.45%, 01/15/31 (a)	200,000	170,280
2.05%, 01/15/32 (a)	200,000	163,768
5.30%, 12/07/33 (a)	50,000	49,697
5.35%, 06/01/34 (a)	100,000	100,107
3.90%, 10/15/46 (a)	150,000	117,264
4.35%, 04/15/48 (a)	100,000	83,168
Boston Properties LP
3.65%, 02/01/26 (a)	300,000	289,590
2.75%, 10/01/26 (a)	225,000	210,037
6.75%, 12/01/27 (a)	150,000	153,939
4.50%, 12/01/28 (a)	300,000	282,873
3.40%, 06/21/29 (a)	350,000	311,192
2.90%, 03/15/30 (a)	250,000	212,400
3.25%, 01/30/31 (a)	383,000	324,037
2.55%, 04/01/32 (a)	250,000	195,372
2.45%, 10/01/33 (a)	375,000	278,599
Brixmor Operating Partnership LP
4.13%, 06/15/26 (a)	50,000	48,753
3.90%, 03/15/27 (a)	150,000	144,189
4.13%, 05/15/29 (a)	250,000	236,232
4.05%, 07/01/30 (a)	225,000	209,018
2.50%, 08/16/31 (a)	225,000	185,332
5.75%, 02/15/35 (a)	100,000	99,913
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	125,000	99,471
Camden Property Trust
4.10%, 10/15/28 (a)	170,000	163,305
3.15%, 07/01/29 (a)	116,000	105,747
2.80%, 05/15/30 (a)	250,000	221,665
4.90%, 01/15/34 (a)	100,000	95,672
3.35%, 11/01/49 (a)	100,000	70,150
COPT Defense Properties LP
2.25%, 03/15/26 (a)	150,000	141,659
2.00%, 01/15/29 (a)	150,000	127,461
2.75%, 04/15/31 (a)	200,000	165,466
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CubeSmart LP
4.00%, 11/15/25 (a)	150,000	146,643
3.13%, 09/01/26 (a)	200,000	190,620
4.38%, 02/15/29 (a)	118,000	113,203
3.00%, 02/15/30 (a)	100,000	88,595
2.00%, 02/15/31 (a)	250,000	202,712
Digital Realty Trust LP
3.70%, 08/15/27 (a)	370,000	353,272
5.55%, 01/15/28 (a)	300,000	302,805
4.45%, 07/15/28 (a)	50,000	48,492
3.60%, 07/01/29 (a)	225,000	208,667
DOC DR LLC
4.30%, 03/15/27 (a)	200,000	195,792
2.63%, 11/01/31 (a)	100,000	82,732
EPR Properties
4.75%, 12/15/26 (a)	150,000	145,037
4.50%, 06/01/27 (a)	150,000	143,688
4.95%, 04/15/28 (a)	200,000	191,640
3.75%, 08/15/29 (a)	225,000	200,720
ERP Operating LP
2.85%, 11/01/26 (a)	150,000	142,349
3.25%, 08/01/27 (a)	165,000	156,395
3.50%, 03/01/28 (a)	200,000	189,720
4.15%, 12/01/28 (a)	70,000	67,625
3.00%, 07/01/29 (a)	250,000	227,372
2.50%, 02/15/30 (a)	200,000	174,638
4.50%, 07/01/44 (a)	225,000	191,032
4.50%, 06/01/45 (a)	160,000	134,304
Essential Properties LP
2.95%, 07/15/31 (a)	150,000	123,518
Essex Portfolio LP
3.38%, 04/15/26 (a)	30,000	28,955
3.63%, 05/01/27 (a)	150,000	143,561
1.70%, 03/01/28 (a)	100,000	87,862
4.00%, 03/01/29 (a)	250,000	236,365
3.00%, 01/15/30 (a)	150,000	133,158
1.65%, 01/15/31 (a)	150,000	119,165
2.65%, 03/15/32 (a)	250,000	206,767
4.50%, 03/15/48 (a)	114,000	94,485
2.65%, 09/01/50 (a)	100,000	57,107
Extra Space Storage LP
3.50%, 07/01/26 (a)	100,000	96,249
3.88%, 12/15/27 (a)	200,000	190,888
3.90%, 04/01/29 (a)	200,000	188,396
4.00%, 06/15/29 (a)	150,000	140,757
5.50%, 07/01/30 (a)	200,000	201,642
2.20%, 10/15/30 (a)	325,000	270,140
2.55%, 06/01/31 (a)	150,000	124,971
2.35%, 03/15/32 (a)	200,000	159,764
5.40%, 02/01/34 (a)	150,000	147,054
Federal Realty OP LP
1.25%, 02/15/26 (a)	150,000	140,027
3.25%, 07/15/27 (a)	200,000	188,792
5.38%, 05/01/28 (a)	100,000	100,120
3.20%, 06/15/29 (a)	100,000	90,907
4.50%, 12/01/44 (a)	200,000	162,126
Healthcare Realty Holdings LP
3.50%, 08/01/26 (a)	200,000	191,590
3.75%, 07/01/27 (a)	175,000	165,793
3.10%, 02/15/30 (a)	250,000	218,265
Healthpeak OP LLC
3.25%, 07/15/26 (a)	250,000	239,615
3.50%, 07/15/29 (a)	250,000	231,052
3.00%, 01/15/30 (a)	300,000	266,580
5.25%, 12/15/32 (a)	200,000	196,716
6.75%, 02/01/41 (a)	150,000	163,929
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Highwoods Realty LP
3.88%, 03/01/27 (a)	25,000	23,701
4.13%, 03/15/28 (a)	200,000	187,372
4.20%, 04/15/29 (a)	150,000	137,453
2.60%, 02/01/31 (a)	150,000	119,993
7.65%, 02/01/34 (a)	100,000	107,404
Host Hotels & Resorts LP
4.50%, 02/01/26 (a)	150,000	147,519
3.38%, 12/15/29 (a)	200,000	178,716
3.50%, 09/15/30 (a)	275,000	242,929
5.70%, 07/01/34 (a)	150,000	147,537
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	150,000	132,900
5.45%, 08/15/30 (a)	150,000	150,305
2.00%, 08/15/31 (a)	225,000	178,751
4.15%, 04/15/32 (a)	200,000	182,782
2.70%, 01/15/34 (a)	250,000	197,547
Kilroy Realty LP
4.38%, 10/01/25 (a)	150,000	147,030
4.75%, 12/15/28 (a)	170,000	160,883
4.25%, 08/15/29 (a)	125,000	113,349
3.05%, 02/15/30 (a)	150,000	126,551
2.50%, 11/15/32 (a)	150,000	112,392
2.65%, 11/15/33 (a)	50,000	36,786
6.25%, 01/15/36 (a)	150,000	142,497
Kimco Realty OP LLC
2.80%, 10/01/26 (a)	350,000	331,366
1.90%, 03/01/28 (a)	250,000	222,875
2.70%, 10/01/30 (a)	300,000	259,251
6.40%, 03/01/34 (a)	150,000	158,884
4.25%, 04/01/45 (a)	150,000	120,257
4.13%, 12/01/46 (a)	100,000	76,394
4.45%, 09/01/47 (a)	200,000	160,702
3.70%, 10/01/49 (a)	150,000	108,759
Kite Realty Group LP
4.00%, 10/01/26 (a)	100,000	96,830
Kite Realty Group Trust
4.75%, 09/15/30 (a)	150,000	143,271
LXP Industrial Trust
2.70%, 09/15/30 (a)	250,000	211,132
Mid-America Apartments LP
4.00%, 11/15/25 (a)	225,000	220,531
3.60%, 06/01/27 (a)	80,000	76,750
4.20%, 06/15/28 (a)	200,000	193,940
3.95%, 03/15/29 (a)	50,000	47,870
2.75%, 03/15/30 (a)	100,000	88,604
1.70%, 02/15/31 (a)	300,000	240,789
2.88%, 09/15/51 (a)	150,000	93,405
National Health Investors, Inc.
3.00%, 02/01/31 (a)	200,000	163,598
NNN REIT, Inc.
3.60%, 12/15/26 (a)	150,000	143,961
3.50%, 10/15/27 (a)	125,000	118,520
4.30%, 10/15/28 (a)	150,000	144,642
2.50%, 04/15/30 (a)	100,000	85,873
5.60%, 10/15/33 (a)	150,000	149,565
5.50%, 06/15/34 (a)	100,000	99,163
4.80%, 10/15/48 (a)	85,000	72,417
3.10%, 04/15/50 (a)	150,000	95,547
3.50%, 04/15/51 (a)	100,000	69,670
3.00%, 04/15/52 (a)	275,000	171,391
Omega Healthcare Investors, Inc.
5.25%, 01/15/26 (a)	175,000	173,385
4.50%, 04/01/27 (a)	200,000	193,750
4.75%, 01/15/28 (a)	143,000	138,577
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 10/01/29 (a)	150,000	134,084
3.38%, 02/01/31 (a)	225,000	192,202
3.25%, 04/15/33 (a)	250,000	202,240
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	81,668
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	150,000	160,014
3.15%, 08/15/30 (a)	100,000	79,695
2.75%, 04/01/32 (a)	150,000	110,207
Prologis LP
3.25%, 06/30/26 (a)	50,000	48,214
3.25%, 10/01/26 (a)	150,000	143,870
4.88%, 06/15/28 (a)	435,000	433,260
4.38%, 02/01/29 (a)	25,000	24,369
2.88%, 11/15/29 (a)	225,000	202,320
2.25%, 04/15/30 (a)	350,000	301,399
1.75%, 07/01/30 (a)	250,000	207,020
1.25%, 10/15/30 (a)	250,000	199,605
1.63%, 03/15/31 (a)	265,000	212,185
2.25%, 01/15/32 (a)	150,000	122,888
4.63%, 01/15/33 (a)	100,000	95,766
4.75%, 06/15/33 (a)	200,000	192,958
5.13%, 01/15/34 (a)	200,000	197,588
5.00%, 03/15/34 (a)	150,000	146,982
4.38%, 09/15/48 (a)	50,000	42,086
3.05%, 03/01/50 (a)	200,000	131,454
3.00%, 04/15/50 (a)	325,000	211,035
2.13%, 10/15/50 (a)	310,000	164,805
5.25%, 06/15/53 (a)	250,000	236,772
5.25%, 03/15/54 (a)	150,000	142,032
Public Storage Operating Co.
0.88%, 02/15/26 (a)	200,000	186,650
1.50%, 11/09/26 (a)	150,000	138,116
3.09%, 09/15/27 (a)	250,000	235,670
5.13%, 01/15/29 (a)	250,000	252,345
3.39%, 05/01/29 (a)	140,000	130,838
2.30%, 05/01/31 (a)	290,000	244,055
2.25%, 11/09/31 (a)	200,000	165,490
5.10%, 08/01/33 (a)	300,000	297,771
5.35%, 08/01/53 (a)	150,000	144,785
Realty Income Corp.
4.63%, 11/01/25 (a)	100,000	98,853
0.75%, 03/15/26 (a)	195,000	180,240
4.88%, 06/01/26 (a)	100,000	99,104
4.13%, 10/15/26 (a)	250,000	243,807
3.00%, 01/15/27 (a)	150,000	142,142
3.95%, 08/15/27 (a)	300,000	289,416
3.40%, 01/15/28 (a)	150,000	141,554
3.65%, 01/15/28 (a)	200,000	190,382
2.20%, 06/15/28 (a)	250,000	223,670
3.25%, 06/15/29 (a)	150,000	137,901
3.10%, 12/15/29 (a)	200,000	179,858
3.40%, 01/15/30 (a)	250,000	227,852
4.85%, 03/15/30 (a)	200,000	196,124
3.25%, 01/15/31 (a)	400,000	354,040
3.20%, 02/15/31 (a)	250,000	219,487
5.63%, 10/13/32 (a)	250,000	253,647
2.85%, 12/15/32 (a)	300,000	247,596
4.90%, 07/15/33 (a)	200,000	191,404
5.13%, 02/15/34 (a)	200,000	194,298
4.65%, 03/15/47 (a)	200,000	172,474
Regency Centers LP
3.60%, 02/01/27 (a)	160,000	153,602
4.13%, 03/15/28 (a)	150,000	144,549
2.95%, 09/15/29 (a)	210,000	188,679
3.70%, 06/15/30 (a)	50,000	46,074
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 02/01/47 (a)	150,000	121,341
4.65%, 03/15/49 (a)	50,000	41,454
Retail Opportunity Investments Partnership LP
6.75%, 10/15/28 (a)	100,000	103,540
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	50,000	41,061
2.15%, 09/01/31 (a)	200,000	159,556
Sabra Health Care LP
5.13%, 08/15/26 (a)	215,000	211,975
3.90%, 10/15/29 (a)	125,000	113,058
3.20%, 12/01/31 (a)	250,000	208,102
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)	210,000	175,770
2.85%, 01/15/32 (a)	105,000	86,439
Simon Property Group LP
3.50%, 09/01/25 (a)	300,000	293,637
3.30%, 01/15/26 (a)	300,000	290,793
3.25%, 11/30/26 (a)	200,000	191,186
1.38%, 01/15/27 (a)	100,000	91,195
3.38%, 06/15/27 (a)	250,000	238,602
3.38%, 12/01/27 (a)	125,000	118,279
1.75%, 02/01/28 (a)	300,000	267,354
2.45%, 09/13/29 (a)	400,000	351,688
2.65%, 07/15/30 (a)	100,000	87,177
2.20%, 02/01/31 (a)	200,000	165,424
2.25%, 01/15/32 (a)	100,000	81,210
2.65%, 02/01/32 (a)	250,000	208,865
5.50%, 03/08/33 (a)	150,000	150,915
6.25%, 01/15/34 (a)	150,000	158,368
6.75%, 02/01/40 (a)	220,000	239,021
4.75%, 03/15/42 (a)	150,000	132,563
4.25%, 10/01/44 (a)	100,000	81,310
4.25%, 11/30/46 (a)	175,000	141,012
3.25%, 09/13/49 (a)	400,000	268,728
3.80%, 07/15/50 (a)	275,000	202,645
5.85%, 03/08/53 (a)	150,000	149,396
6.65%, 01/15/54 (a)	150,000	165,427
SITE Centers Corp.
4.25%, 02/01/26 (a)	100,000	98,958
4.70%, 06/01/27 (a)	154,000	153,133
Store Capital LLC
4.50%, 03/15/28 (a)	125,000	119,115
4.63%, 03/15/29 (a)	100,000	94,546
2.75%, 11/18/30 (a)	135,000	111,906
2.70%, 12/01/31 (a)	100,000	80,314
Sun Communities Operating LP
2.30%, 11/01/28 (a)	150,000	131,874
2.70%, 07/15/31 (a)	300,000	247,932
4.20%, 04/15/32 (a)	175,000	157,048
5.70%, 01/15/33 (a)	175,000	172,480
Tanger Properties LP
3.13%, 09/01/26 (a)	100,000	94,424
3.88%, 07/15/27 (a)	150,000	142,374
2.75%, 09/01/31 (a)	75,000	61,152
UDR, Inc.
2.95%, 09/01/26 (a)	100,000	94,854
3.50%, 01/15/28 (a)	145,000	136,726
4.40%, 01/26/29 (a)	300,000	289,332
3.00%, 08/15/31 (a)	400,000	345,784
2.10%, 08/01/32 (a)	100,000	78,342
Ventas Realty LP
4.13%, 01/15/26 (a)	150,000	146,681
3.25%, 10/15/26 (a)	100,000	95,086
3.85%, 04/01/27 (a)	100,000	96,151
4.00%, 03/01/28 (a)	200,000	190,916
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 01/15/29 (a)	250,000	240,507
3.00%, 01/15/30 (a)	150,000	132,522
4.75%, 11/15/30 (a)	200,000	192,518
5.70%, 09/30/43 (a)	150,000	144,033
4.38%, 02/01/45 (a)	100,000	78,822
4.88%, 04/15/49 (a)	100,000	85,052
Welltower OP LLC
4.25%, 04/01/26 (a)	400,000	392,048
2.70%, 02/15/27 (a)	100,000	94,290
4.25%, 04/15/28 (a)	250,000	241,907
4.13%, 03/15/29 (a)	300,000	286,869
3.10%, 01/15/30 (a)	150,000	134,481
2.75%, 01/15/31 (a)	265,000	228,488
6.50%, 03/15/41 (a)	260,000	280,857
4.95%, 09/01/48 (a)	150,000	135,927
WP Carey, Inc.
3.85%, 07/15/29 (a)	100,000	93,434
2.40%, 02/01/31 (a)	200,000	166,002
2.45%, 02/01/32 (a)	100,000	81,277
2.25%, 04/01/33 (a)	200,000	155,240
		49,286,455
		609,917,115

Industrial 13.9%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	250,000	238,177
1.85%, 05/15/27 (a)	300,000	275,628
4.60%, 02/08/29 (a)	200,000	198,038
2.05%, 05/15/30 (a)	125,000	107,151
4.80%, 03/03/33 (a)	150,000	147,863
4.85%, 02/08/34 (a)	325,000	319,163
2.70%, 05/15/40 (a)	300,000	214,407
2.80%, 05/15/50 (a)	300,000	193,215
Albemarle Corp.
4.65%, 06/01/27 (a)	200,000	196,828
5.05%, 06/01/32 (a)(c)	200,000	192,234
5.45%, 12/01/44 (a)	160,000	145,858
5.65%, 06/01/52 (a)	75,000	66,755
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	250,000	224,895
3.75%, 10/01/30 (a)	310,000	271,408
ArcelorMittal SA
4.55%, 03/11/26	150,000	147,395
6.55%, 11/29/27 (a)	400,000	412,688
4.25%, 07/16/29	150,000	143,661
6.80%, 11/29/32 (a)	300,000	316,725
7.00%, 10/15/39	190,000	204,548
6.75%, 03/01/41 (g)	125,000	128,130
Barrick North America Finance LLC
5.70%, 05/30/41	300,000	297,564
5.75%, 05/01/43	200,000	199,072
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	400,000	407,476
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	200,000	198,630
6.42%, 03/01/26	100,000	101,856
5.25%, 09/08/26	250,000	250,535
4.75%, 02/28/28 (a)	250,000	248,430
5.10%, 09/08/28 (a)	250,000	251,147
5.25%, 09/08/30 (a)	250,000	253,632
4.90%, 02/28/33 (a)	200,000	196,320
5.25%, 09/08/33 (a)	400,000	400,616
4.13%, 02/24/42	275,000	233,692
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 09/30/43	700,000	656,152
5.50%, 09/08/53 (a)	300,000	297,813
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	141,620
5.00%, 06/30/32 (a)	150,000	146,370
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (a)	250,000	229,617
6.17%, 07/15/27 (a)	590,000	598,997
6.35%, 11/15/28 (a)	250,000	256,907
6.33%, 07/15/29 (a)	200,000	205,818
6.55%, 11/15/30 (a)	250,000	261,520
6.38%, 07/15/32 (a)	335,000	344,852
6.70%, 11/15/33 (a)	100,000	105,202
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	187,212
5.50%, 11/02/47 (a)	200,000	176,246
CF Industries, Inc.
5.15%, 03/15/34	300,000	288,210
4.95%, 06/01/43	100,000	87,413
5.38%, 03/15/44	250,000	229,902
Dow Chemical Co.
4.80%, 11/30/28 (a)	50,000	49,522
7.38%, 11/01/29	300,000	330,522
2.10%, 11/15/30 (a)	250,000	210,978
6.30%, 03/15/33 (a)	175,000	184,791
5.15%, 02/15/34 (a)	150,000	146,975
4.25%, 10/01/34 (a)	200,000	182,776
9.40%, 05/15/39	100,000	132,474
5.25%, 11/15/41 (a)	100,000	92,956
4.38%, 11/15/42 (a)	450,000	372,568
4.63%, 10/01/44 (a)	150,000	128,211
5.55%, 11/30/48 (a)	300,000	285,303
4.80%, 05/15/49 (a)	200,000	170,604
3.60%, 11/15/50 (a)	350,000	243,880
6.90%, 05/15/53 (a)	250,000	278,525
5.60%, 02/15/54 (a)	150,000	144,539
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	520,000	513,120
4.73%, 11/15/28 (a)	700,000	697,466
5.32%, 11/15/38 (a)	273,000	280,862
5.42%, 11/15/48 (a)	605,000	627,458
Eastman Chemical Co.
4.50%, 12/01/28 (a)	100,000	97,224
5.63%, 02/20/34 (a)	200,000	198,868
4.80%, 09/01/42 (a)	300,000	261,540
4.65%, 10/15/44 (a)	270,000	226,511
Ecolab, Inc.
2.70%, 11/01/26 (a)	300,000	284,166
3.25%, 12/01/27 (a)	350,000	330,508
4.80%, 03/24/30 (a)	50,000	49,836
1.30%, 01/30/31 (a)	310,000	246,955
2.13%, 02/01/32 (a)	305,000	250,615
2.13%, 08/15/50 (a)	250,000	139,895
2.70%, 12/15/51 (a)	350,000	216,006
2.75%, 08/18/55 (a)	264,000	159,137
EIDP, Inc.
1.70%, 07/15/25 (a)	250,000	240,647
2.30%, 07/15/30 (a)	150,000	129,219
4.80%, 05/15/33 (a)	200,000	193,082
FMC Corp.
5.15%, 05/18/26 (a)	175,000	173,892
3.20%, 10/01/26 (a)	150,000	142,334
3.45%, 10/01/29 (a)	180,000	162,029
4.50%, 10/01/49 (a)	170,000	130,188
6.38%, 05/18/53 (a)	160,000	158,963
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	150,000	148,527
4.13%, 03/01/28 (a)	250,000	240,102
4.38%, 08/01/28 (a)	150,000	144,975
5.25%, 09/01/29 (a)	150,000	149,294
4.25%, 03/01/30 (a)	200,000	189,348
4.63%, 08/01/30 (a)	210,000	202,364
5.40%, 11/14/34 (a)	200,000	196,376
5.45%, 03/15/43 (a)	250,000	235,987
Georgia-Pacific LLC
7.75%, 11/15/29	200,000	225,648
8.88%, 05/15/31	50,000	61,010
Huntsman International LLC
4.50%, 05/01/29 (a)	200,000	189,604
2.95%, 06/15/31 (a)	220,000	180,376
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	96,591
4.38%, 06/01/47 (a)	160,000	123,480
5.00%, 09/26/48 (a)	250,000	215,255
International Paper Co.
5.00%, 09/15/35 (a)	200,000	189,414
7.30%, 11/15/39	100,000	113,001
6.00%, 11/15/41 (a)	225,000	226,298
4.80%, 06/15/44 (a)	135,000	117,515
5.15%, 05/15/46 (a)	100,000	89,935
4.40%, 08/15/47 (a)	250,000	200,568
4.35%, 08/15/48 (a)	200,000	162,386
Kinross Gold Corp.
4.50%, 07/15/27 (a)	150,000	145,758
Linde, Inc.
3.20%, 01/30/26 (a)	250,000	242,517
1.10%, 08/10/30 (a)	200,000	161,166
3.55%, 11/07/42 (a)	150,000	119,663
2.00%, 08/10/50 (a)	225,000	123,201
Lubrizol Corp.
6.50%, 10/01/34	100,000	111,790
LYB International Finance BV
5.25%, 07/15/43	225,000	204,316
4.88%, 03/15/44 (a)	250,000	217,620
LYB International Finance II BV
3.50%, 03/02/27 (a)	200,000	191,696
LYB International Finance III LLC
1.25%, 10/01/25 (a)	135,000	127,815
2.25%, 10/01/30 (a)	100,000	84,596
5.63%, 05/15/33 (a)	200,000	202,718
3.38%, 10/01/40 (a)	250,000	182,858
4.20%, 10/15/49 (a)	150,000	115,194
4.20%, 05/01/50 (a)	300,000	228,423
3.63%, 04/01/51 (a)	300,000	206,367
3.80%, 10/01/60 (a)	295,000	200,370
LyondellBasell Industries NV
4.63%, 02/26/55 (a)	300,000	244,122
Mosaic Co.
4.05%, 11/15/27 (a)	250,000	240,047
5.45%, 11/15/33 (a)	150,000	148,769
4.88%, 11/15/41 (a)	100,000	87,914
5.63%, 11/15/43 (a)	150,000	142,242
NewMarket Corp.
2.70%, 03/18/31 (a)	150,000	125,148
Newmont Corp.
2.80%, 10/01/29 (a)	250,000	224,430
2.25%, 10/01/30 (a)	300,000	256,128
2.60%, 07/15/32 (a)(c)	125,000	104,294
5.88%, 04/01/35	150,000	155,475
6.25%, 10/01/39	325,000	344,081
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 03/15/42 (a)	300,000	277,233
5.45%, 06/09/44 (a)	100,000	96,897
Newmont Corp./Newcrest Finance Pty. Ltd.
5.30%, 03/15/26 (d)	250,000	249,942
3.25%, 05/13/30 (a)(d)	200,000	180,718
5.35%, 03/15/34 (a)(d)	250,000	249,682
5.75%, 11/15/41 (a)(d)	150,000	150,849
Nucor Corp.
3.95%, 05/01/28 (a)	200,000	191,638
2.70%, 06/01/30 (a)	250,000	221,088
3.13%, 04/01/32 (a)	200,000	173,368
6.40%, 12/01/37	100,000	108,178
3.85%, 04/01/52 (a)	225,000	171,419
2.98%, 12/15/55 (a)	250,000	153,948
Nutrien Ltd.
5.95%, 11/07/25	150,000	150,891
4.00%, 12/15/26 (a)	340,000	329,066
4.20%, 04/01/29 (a)	290,000	277,684
4.13%, 03/15/35 (a)	250,000	223,342
5.88%, 12/01/36	125,000	128,353
5.63%, 12/01/40	50,000	48,534
6.13%, 01/15/41 (a)	300,000	307,080
4.90%, 06/01/43 (a)	200,000	178,564
5.25%, 01/15/45 (a)	155,000	142,831
5.00%, 04/01/49 (a)	125,000	110,183
3.95%, 05/13/50 (a)	275,000	206,913
Packaging Corp. of America
3.40%, 12/15/27 (a)	200,000	189,160
4.05%, 12/15/49 (a)	150,000	118,634
3.05%, 10/01/51 (a)	200,000	130,674
PPG Industries, Inc.
3.75%, 03/15/28 (a)	325,000	310,895
2.80%, 08/15/29 (a)	175,000	157,796
2.55%, 06/15/30 (a)	100,000	87,280
Rayonier LP
2.75%, 05/17/31 (a)	150,000	125,658
Reliance, Inc.
1.30%, 08/15/25 (a)	75,000	71,423
2.15%, 08/15/30 (a)	250,000	209,228
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	281,000	312,264
6.13%, 12/15/33	250,000	265,417
5.75%, 06/01/35	50,000	52,147
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	250,000	269,792
5.20%, 11/02/40	350,000	339,496
2.75%, 11/02/51 (a)	300,000	186,627
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	140,000	129,634
4.13%, 08/21/42 (a)	225,000	190,877
5.13%, 03/09/53 (a)	300,000	283,092
Rohm & Haas Co.
7.85%, 07/15/29	200,000	221,398
RPM International, Inc.
3.75%, 03/15/27 (a)	250,000	239,902
5.25%, 06/01/45 (a)	50,000	46,140
4.25%, 01/15/48 (a)	250,000	207,198
Sherwin-Williams Co.
3.45%, 08/01/25 (a)	160,000	156,443
3.95%, 01/15/26 (a)	100,000	97,934
3.45%, 06/01/27 (a)	450,000	428,967
2.95%, 08/15/29 (a)	200,000	180,334
2.30%, 05/15/30 (a)	200,000	171,664
2.20%, 03/15/32 (a)	100,000	81,355
4.55%, 08/01/45 (a)	175,000	148,624
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 06/01/47 (a)	400,000	338,040
3.80%, 08/15/49 (a)	200,000	151,368
3.30%, 05/15/50 (a)	200,000	136,624
2.90%, 03/15/52 (a)	100,000	62,606
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)(d)	200,000	198,990
5.44%, 04/03/34 (a)(d)	280,000	277,519
5.78%, 04/03/54 (a)(d)	285,000	283,113
Southern Copper Corp.
7.50%, 07/27/35	350,000	406,024
6.75%, 04/16/40	200,000	217,858
5.25%, 11/08/42	375,000	349,466
5.88%, 04/23/45	495,000	490,555
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	125,000	124,141
1.65%, 10/15/27 (a)	100,000	89,211
3.45%, 04/15/30 (a)	200,000	182,788
3.25%, 01/15/31 (a)	150,000	133,050
3.25%, 10/15/50 (a)	150,000	98,889
Suzano Austria GmbH
6.00%, 01/15/29 (a)	600,000	598,968
5.00%, 01/15/30 (a)	300,000	284,169
3.75%, 01/15/31 (a)	325,000	282,617
3.13%, 01/15/32 (a)	330,000	270,062
Suzano International Finance BV
5.50%, 01/17/27	200,000	198,796
Teck Resources Ltd.
3.90%, 07/15/30 (a)	225,000	208,944
6.13%, 10/01/35	150,000	153,440
6.00%, 08/15/40 (a)	255,000	251,723
5.40%, 02/01/43 (a)	100,000	90,855
Vale Overseas Ltd.
6.25%, 08/10/26	150,000	153,056
3.75%, 07/08/30 (a)	500,000	450,120
6.13%, 06/12/33 (a)	455,000	457,953
8.25%, 01/17/34	150,000	175,767
6.88%, 11/21/36	433,000	462,760
6.88%, 11/10/39	300,000	319,866
6.40%, 06/28/54 (a)	150,000	147,800
Westlake Corp.
3.60%, 08/15/26 (a)	185,000	178,064
3.38%, 06/15/30 (a)	100,000	90,294
2.88%, 08/15/41 (a)	125,000	84,595
5.00%, 08/15/46 (a)	150,000	131,685
4.38%, 11/15/47 (a)	130,000	105,414
3.13%, 08/15/51 (a)	200,000	126,208
3.38%, 08/15/61 (a)	210,000	127,422
WestRock MWV LLC
8.20%, 01/15/30	190,000	216,883
Weyerhaeuser Co.
4.75%, 05/15/26	225,000	222,595
6.95%, 10/01/27	150,000	157,983
4.00%, 11/15/29 (a)	325,000	305,402
4.00%, 04/15/30 (a)	100,000	93,404
7.38%, 03/15/32	185,000	206,993
3.38%, 03/09/33 (a)	185,000	158,612
WRKCo, Inc.
4.65%, 03/15/26 (a)	250,000	246,517
3.90%, 06/01/28 (a)	250,000	238,137
4.90%, 03/15/29 (a)	300,000	298,296
4.20%, 06/01/32 (a)	150,000	140,468
3.00%, 06/15/33 (a)	250,000	210,488
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	190,000	158,223
		50,182,780
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Capital Goods 1.3%
3M Co.
3.00%, 08/07/25	200,000	194,892
2.25%, 09/19/26 (a)	175,000	164,248
2.88%, 10/15/27 (a)(c)	300,000	280,206
3.38%, 03/01/29 (a)	250,000	232,082
2.38%, 08/26/29 (a)	300,000	262,239
3.05%, 04/15/30 (a)	200,000	179,556
3.88%, 06/15/44	75,000	58,004
3.13%, 09/19/46 (a)	200,000	134,796
3.63%, 10/15/47 (a)	150,000	108,999
4.00%, 09/14/48 (a)(c)	375,000	298,751
3.25%, 08/26/49 (a)	350,000	237,965
3.70%, 04/15/50 (a)	185,000	134,869
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	150,000	146,105
4.38%, 05/08/42	150,000	133,118
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	200,000	166,102
AGCO Corp.
5.80%, 03/21/34 (a)	200,000	199,352
Allegion PLC
3.50%, 10/01/29 (a)	110,000	101,562
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	100,000	94,731
5.41%, 07/01/32 (a)	200,000	199,846
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	80,000	77,265
4.50%, 05/15/28 (a)	150,000	145,751
5.63%, 05/26/33 (a)	150,000	151,737
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	250,000	214,552
2.69%, 05/25/31 (a)	250,000	210,337
Amphenol Corp.
5.05%, 04/05/27 (a)	200,000	199,930
4.35%, 06/01/29 (a)	100,000	97,011
2.80%, 02/15/30 (a)	300,000	267,234
2.20%, 09/15/31 (a)	250,000	205,430
5.25%, 04/05/34 (a)	200,000	199,746
AptarGroup, Inc.
3.60%, 03/15/32 (a)	150,000	131,042
Avery Dennison Corp.
4.88%, 12/06/28 (a)	200,000	197,176
2.65%, 04/30/30 (a)	225,000	195,844
5.75%, 03/15/33 (a)	100,000	102,522
Berry Global, Inc.
1.57%, 01/15/26 (a)	500,000	469,995
1.65%, 01/15/27 (a)	200,000	182,150
5.50%, 04/15/28 (a)	130,000	129,831
5.80%, 06/15/31 (a)(d)	225,000	225,101
5.65%, 01/15/34 (a)(d)	150,000	147,239
Boeing Co.
2.60%, 10/30/25 (a)	100,000	95,644
2.75%, 02/01/26 (a)	200,000	189,962
2.20%, 02/04/26 (a)	1,525,000	1,434,583
3.10%, 05/01/26 (a)	200,000	189,840
2.25%, 06/15/26 (a)	135,000	125,786
2.70%, 02/01/27 (a)	300,000	276,714
2.80%, 03/01/27 (a)	150,000	138,071
5.04%, 05/01/27 (a)	550,000	538,312
6.26%, 05/01/27 (a)(d)	500,000	503,690
3.25%, 02/01/28 (a)	200,000	183,216
3.25%, 03/01/28 (a)	115,000	104,874
3.45%, 11/01/28 (a)	150,000	135,908
3.20%, 03/01/29 (a)	300,000	266,412
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.30%, 05/01/29 (a)(d)	500,000	507,180
2.95%, 02/01/30 (a)	200,000	171,562
5.15%, 05/01/30 (a)	1,150,000	1,105,023
3.63%, 02/01/31 (a)	450,000	394,065
6.39%, 05/01/31 (a)(d)	250,000	254,590
6.13%, 02/15/33	135,000	134,702
3.60%, 05/01/34 (a)	340,000	273,720
6.53%, 05/01/34 (a)(d)	500,000	512,030
3.25%, 02/01/35 (a)	250,000	191,090
6.63%, 02/15/38	125,000	128,059
3.55%, 03/01/38 (a)	240,000	174,134
3.50%, 03/01/39 (a)	125,000	89,019
6.88%, 03/15/39	100,000	103,574
5.88%, 02/15/40	175,000	164,208
5.71%, 05/01/40 (a)	850,000	785,791
3.38%, 06/15/46 (a)	150,000	95,784
3.65%, 03/01/47 (a)	85,000	55,576
3.63%, 03/01/48 (a)	150,000	96,810
3.85%, 11/01/48 (a)	100,000	67,013
3.90%, 05/01/49 (a)	200,000	134,740
3.75%, 02/01/50 (a)	400,000	262,808
5.81%, 05/01/50 (a)	1,500,000	1,355,865
6.86%, 05/01/54 (a)(d)	590,000	605,310
3.83%, 03/01/59 (a)	100,000	63,558
3.95%, 08/01/59 (a)	300,000	191,592
5.93%, 05/01/60 (a)	950,000	850,763
7.01%, 05/01/64 (a)(d)	400,000	410,036
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	200,000	190,662
2.75%, 03/01/30 (a)	250,000	220,367
Carrier Global Corp.
2.49%, 02/15/27 (a)	89,000	83,360
2.72%, 02/15/30 (a)	600,000	530,214
2.70%, 02/15/31 (a)(d)	250,000	215,175
5.90%, 03/15/34 (a)	250,000	261,227
3.38%, 04/05/40 (a)	510,000	395,510
3.58%, 04/05/50 (a)(d)	500,000	363,355
6.20%, 03/15/54 (a)	300,000	322,377
Caterpillar Financial Services Corp.
5.15%, 08/11/25	300,000	299,538
3.65%, 08/12/25	250,000	245,582
0.80%, 11/13/25	500,000	471,480
4.80%, 01/06/26	150,000	149,294
5.05%, 02/27/26	250,000	250,032
0.90%, 03/02/26	400,000	373,200
4.35%, 05/15/26	150,000	148,046
1.70%, 01/08/27	300,000	277,125
4.50%, 01/08/27	200,000	198,022
5.00%, 05/14/27	250,000	250,382
1.10%, 09/14/27	285,000	254,200
Caterpillar, Inc.
2.60%, 04/09/30 (a)	335,000	297,688
6.05%, 08/15/36	150,000	163,078
5.20%, 05/27/41	225,000	219,870
3.80%, 08/15/42	525,000	426,536
4.30%, 05/15/44 (a)	175,000	152,198
3.25%, 09/19/49 (a)	335,000	238,208
3.25%, 04/09/50 (a)	400,000	285,188
4.75%, 05/15/64 (a)	150,000	132,612
CNH Industrial Capital LLC
5.45%, 10/14/25	150,000	149,966
1.88%, 01/15/26 (a)	220,000	208,340
1.45%, 07/15/26 (a)	150,000	138,719
4.55%, 04/10/28 (a)	220,000	215,281
5.10%, 04/20/29 (a)	150,000	149,538
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CNH Industrial NV
3.85%, 11/15/27 (a)	250,000	239,545
CRH America Finance, Inc.
5.40%, 05/21/34 (a)	200,000	198,276
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	200,044
Deere & Co.
5.38%, 10/16/29	250,000	256,410
3.10%, 04/15/30 (a)	350,000	318,360
7.13%, 03/03/31	150,000	169,474
3.90%, 06/09/42 (a)	250,000	208,967
2.88%, 09/07/49 (a)	200,000	134,372
3.75%, 04/15/50 (a)	300,000	235,500
Dover Corp.
2.95%, 11/04/29 (a)	150,000	135,858
5.38%, 10/15/35	100,000	101,027
5.38%, 03/01/41 (a)	190,000	185,961
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	250,000	211,345
Eaton Corp.
3.10%, 09/15/27 (a)	200,000	188,870
4.00%, 11/02/32	330,000	307,794
4.15%, 03/15/33 (a)	300,000	281,364
4.15%, 11/02/42	300,000	255,432
3.92%, 09/15/47 (a)	100,000	80,182
4.70%, 08/23/52 (a)	200,000	181,160
Emerson Electric Co.
0.88%, 10/15/26 (a)	250,000	228,180
1.80%, 10/15/27 (a)	220,000	200,407
1.95%, 10/15/30 (a)	250,000	211,445
2.20%, 12/21/31 (a)	450,000	375,376
5.25%, 11/15/39	150,000	150,347
2.75%, 10/15/50 (a)	150,000	95,873
2.80%, 12/21/51 (a)	300,000	189,099
Flowserve Corp.
3.50%, 10/01/30 (a)	200,000	178,076
2.80%, 01/15/32 (a)	100,000	82,176
Fortive Corp.
3.15%, 06/15/26 (a)	250,000	239,857
4.30%, 06/15/46 (a)	200,000	166,694
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	275,000	249,474
4.00%, 03/25/32 (a)	100,000	90,900
5.88%, 06/01/33 (a)	175,000	177,418
4.50%, 03/25/52 (a)	125,000	98,750
GE Capital Funding LLC
4.55%, 05/15/32 (a)	200,000	191,080
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	300,000	277,026
General Dynamics Corp.
1.15%, 06/01/26 (a)	125,000	116,236
2.13%, 08/15/26 (a)	150,000	141,233
3.50%, 04/01/27 (a)	200,000	192,626
2.63%, 11/15/27 (a)	150,000	139,518
3.75%, 05/15/28 (a)	300,000	288,807
3.63%, 04/01/30 (a)	300,000	281,400
2.25%, 06/01/31 (a)	150,000	126,921
4.25%, 04/01/40 (a)	250,000	219,992
2.85%, 06/01/41 (a)	125,000	90,025
3.60%, 11/15/42 (a)	175,000	138,087
4.25%, 04/01/50 (a)	185,000	156,190
General Electric Co.
6.75%, 03/15/32	500,000	547,785
5.88%, 01/14/38	200,000	205,794
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.88%, 01/10/39	100,000	113,134
4.35%, 05/01/50 (a)(c)	225,000	191,986
HEICO Corp.
5.25%, 08/01/28 (a)	150,000	150,429
5.35%, 08/01/33 (a)	150,000	148,904
Hexcel Corp.
4.95%, 08/15/25 (a)	275,000	272,225
4.20%, 02/15/27 (a)	50,000	48,341
Honeywell International, Inc.
2.50%, 11/01/26 (a)	450,000	425,506
1.10%, 03/01/27 (a)	275,000	249,439
4.95%, 02/15/28 (a)	150,000	151,224
4.25%, 01/15/29 (a)	250,000	244,640
2.70%, 08/15/29 (a)	250,000	226,392
4.88%, 09/01/29 (a)	50,000	50,091
1.95%, 06/01/30 (a)	300,000	255,915
1.75%, 09/01/31 (a)	450,000	365,166
4.95%, 09/01/31 (a)	140,000	140,266
5.00%, 02/15/33 (a)	350,000	350,273
5.00%, 03/01/35 (a)	315,000	312,622
5.70%, 03/15/36	225,000	236,734
5.70%, 03/15/37	150,000	155,945
3.81%, 11/21/47 (a)	200,000	157,176
2.80%, 06/01/50 (a)	250,000	165,135
5.25%, 03/01/54 (a)	500,000	485,875
5.35%, 03/01/64 (a)	100,000	97,141
Howmet Aerospace, Inc.
5.90%, 02/01/27	125,000	126,666
6.75%, 01/15/28	125,000	130,350
3.00%, 01/15/29 (a)	200,000	181,844
5.95%, 02/01/37	175,000	179,756
Hubbell, Inc.
3.35%, 03/01/26 (a)	50,000	48,413
3.15%, 08/15/27 (a)	100,000	94,343
3.50%, 02/15/28 (a)	195,000	184,209
2.30%, 03/15/31 (a)	150,000	125,082
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	190,000	179,016
2.04%, 08/16/28 (a)	100,000	88,116
4.20%, 05/01/30 (a)	250,000	235,485
IDEX Corp.
3.00%, 05/01/30 (a)	350,000	309,123
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	345,000	328,278
4.88%, 09/15/41 (a)	150,000	142,430
3.90%, 09/01/42 (a)	350,000	292,061
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	200,000	200,530
5.40%, 08/14/28 (a)	150,000	151,418
5.18%, 06/15/29 (a)	200,000	200,068
5.31%, 06/15/31 (a)	150,000	150,810
5.70%, 08/14/33 (a)	250,000	255,992
5.45%, 06/15/34 (a)	200,000	201,752
5.70%, 06/15/54 (a)	100,000	100,922
John Deere Capital Corp.
4.05%, 09/08/25	225,000	221,958
5.30%, 09/08/25	400,000	400,404
3.40%, 09/11/25	200,000	195,752
4.80%, 01/09/26	350,000	347,858
0.70%, 01/15/26	200,000	187,038
5.05%, 03/03/26	200,000	200,140
4.75%, 06/08/26	200,000	198,846
2.65%, 06/10/26	200,000	191,158
1.05%, 06/17/26	350,000	324,201
2.25%, 09/14/26	400,000	376,628
4.85%, 03/05/27	200,000	199,348
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.75%, 03/09/27	150,000	137,898
2.80%, 09/08/27	350,000	327,635
4.15%, 09/15/27	250,000	244,560
3.05%, 01/06/28	350,000	330,729
4.75%, 01/20/28	325,000	323,758
1.50%, 03/06/28	135,000	119,537
4.95%, 07/14/28	400,000	400,636
3.45%, 03/07/29	400,000	377,000
3.35%, 04/18/29	145,000	136,007
2.80%, 07/18/29	400,000	362,808
2.45%, 01/09/30	300,000	265,098
4.70%, 06/10/30	400,000	396,508
4.90%, 03/07/31	200,000	199,134
2.00%, 06/17/31	200,000	165,256
3.90%, 06/07/32	350,000	324,334
5.15%, 09/08/33	150,000	150,455
5.05%, 06/12/34	200,000	198,736
Johnson Controls International PLC
3.90%, 02/14/26 (a)	283,000	276,160
6.00%, 01/15/36	292,000	303,861
4.63%, 07/02/44 (a)	200,000	172,774
4.50%, 02/15/47 (a)	50,000	41,798
4.95%, 07/02/64 (a)(e)	50,000	43,327
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (a)	150,000	123,857
Kennametal, Inc.
4.63%, 06/15/28 (a)	200,000	195,338
2.80%, 03/01/31 (a)	50,000	42,147
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	150,000	145,076
5.40%, 01/15/27	250,000	251,075
4.40%, 06/15/28 (a)	495,000	480,899
5.05%, 06/01/29 (a)	200,000	198,700
2.90%, 12/15/29 (a)	150,000	133,853
1.80%, 01/15/31 (a)	500,000	404,950
5.40%, 07/31/33 (a)	450,000	448,717
5.35%, 06/01/34 (a)	225,000	223,501
4.85%, 04/27/35 (a)	100,000	94,976
6.15%, 12/15/40	75,000	78,474
5.05%, 04/27/45 (a)	150,000	138,851
5.60%, 07/31/53 (a)	150,000	148,896
Lafarge SA
7.13%, 07/15/36	150,000	166,926
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	190,000	174,372
4.40%, 03/15/29 (a)	176,000	161,007
3.50%, 11/15/51 (a)	225,000	147,166
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	95,517
1.70%, 08/01/27 (a)	130,000	116,997
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	225,000	219,584
5.10%, 11/15/27 (a)	450,000	453,325
4.50%, 02/15/29 (a)	150,000	147,758
1.85%, 06/15/30 (a)	270,000	227,775
3.90%, 06/15/32 (a)	300,000	280,071
5.25%, 01/15/33 (a)	250,000	254,435
4.75%, 02/15/34 (a)	300,000	292,347
3.60%, 03/01/35 (a)	150,000	131,657
4.50%, 05/15/36 (a)	125,000	117,505
6.15%, 09/01/36	200,000	217,276
5.72%, 06/01/40	160,000	165,656
4.07%, 12/15/42	400,000	336,920
3.80%, 03/01/45 (a)	350,000	279,181
4.70%, 05/15/46 (a)	425,000	383,422
2.80%, 06/15/50 (a)	300,000	191,451
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.09%, 09/15/52 (a)	400,000	321,972
4.15%, 06/15/53 (a)	225,000	182,405
5.70%, 11/15/54 (a)	250,000	257,285
4.30%, 06/15/62 (a)	285,000	230,921
5.90%, 11/15/63 (a)	200,000	210,916
5.20%, 02/15/64 (a)	200,000	189,548
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	25,000	23,917
3.50%, 12/15/27 (a)	200,000	190,192
2.50%, 03/15/30 (a)	150,000	130,389
2.40%, 07/15/31 (a)	300,000	248,628
4.25%, 12/15/47 (a)	175,000	142,459
3.20%, 07/15/51 (a)	250,000	166,867
Masco Corp.
1.50%, 02/15/28 (a)	150,000	131,604
2.00%, 10/01/30 (a)	300,000	247,233
4.50%, 05/15/47 (a)	175,000	145,063
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	150,000	153,113
3.63%, 05/15/30 (a)	175,000	160,508
Nordson Corp.
5.80%, 09/15/33 (a)	150,000	154,025
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	325,000	310,222
3.25%, 01/15/28 (a)	450,000	423,913
4.40%, 05/01/30 (a)	200,000	193,262
4.70%, 03/15/33 (a)	250,000	241,457
4.90%, 06/01/34 (a)	200,000	194,662
5.15%, 05/01/40 (a)	150,000	143,696
5.05%, 11/15/40	100,000	95,433
4.75%, 06/01/43	250,000	224,715
3.85%, 04/15/45 (a)	200,000	156,840
4.03%, 10/15/47 (a)	650,000	514,949
5.25%, 05/01/50 (a)	300,000	285,126
4.95%, 03/15/53 (a)	250,000	225,750
5.20%, 06/01/54 (a)	400,000	374,720
nVent Finance SARL
4.55%, 04/15/28 (a)	150,000	145,973
2.75%, 11/15/31 (a)	100,000	82,538
5.65%, 05/15/33 (a)	150,000	149,612
Oshkosh Corp.
4.60%, 05/15/28 (a)	100,000	97,457
3.10%, 03/01/30 (a)	100,000	88,393
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	200,000	185,626
5.25%, 08/16/28 (a)	200,000	201,096
2.57%, 02/15/30 (a)	450,000	395,158
3.11%, 02/15/40 (a)	265,000	197,237
3.36%, 02/15/50 (a)	250,000	176,252
Owens Corning
3.40%, 08/15/26 (a)	100,000	95,924
3.95%, 08/15/29 (a)	150,000	141,902
3.88%, 06/01/30 (a)(c)	100,000	93,208
5.70%, 06/15/34 (a)	250,000	252,487
7.00%, 12/01/36	95,000	105,691
4.30%, 07/15/47 (a)	100,000	80,496
4.40%, 01/30/48 (a)	150,000	121,265
5.95%, 06/15/54 (a)	200,000	201,686
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	100,000	95,459
4.25%, 09/15/27 (a)	350,000	341,292
3.25%, 06/14/29 (a)	495,000	454,578
4.50%, 09/15/29 (a)	75,000	73,108
4.20%, 11/21/34 (a)	200,000	182,968
6.25%, 05/15/38	75,000	80,429
4.45%, 11/21/44 (a)	240,000	205,150
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 03/01/47 (a)	165,000	131,921
4.00%, 06/14/49 (a)	275,000	215,303
Pentair Finance SARL
4.50%, 07/01/29 (a)	280,000	271,286
Precision Castparts Corp.
3.90%, 01/15/43 (a)	175,000	145,282
4.38%, 06/15/45 (a)	89,000	78,510
Regal Rexnord Corp.
6.05%, 02/15/26	325,000	326,700
6.05%, 04/15/28 (a)	400,000	405,192
6.30%, 02/15/30 (a)	325,000	332,215
6.40%, 04/15/33 (a)	400,000	411,000
Republic Services, Inc.
0.88%, 11/15/25 (a)	100,000	94,073
2.90%, 07/01/26 (a)	200,000	191,250
3.38%, 11/15/27 (a)	300,000	284,802
3.95%, 05/15/28 (a)	125,000	120,219
4.88%, 04/01/29 (a)	250,000	248,105
5.00%, 11/15/29 (a)	100,000	99,647
2.30%, 03/01/30 (a)	200,000	172,946
1.45%, 02/15/31 (a)	275,000	218,193
1.75%, 02/15/32 (a)	250,000	196,610
5.00%, 12/15/33 (a)	150,000	146,907
5.00%, 04/01/34 (a)	250,000	244,892
5.20%, 11/15/34 (a)	100,000	99,331
6.20%, 03/01/40	100,000	106,386
5.70%, 05/15/41 (a)	75,000	75,878
3.05%, 03/01/50 (a)	150,000	100,052
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	175,000	165,389
1.75%, 08/15/31 (a)	150,000	121,260
4.20%, 03/01/49 (a)	100,000	83,732
2.80%, 08/15/61 (a)	150,000	86,318
RTX Corp.
3.95%, 08/16/25 (a)	400,000	393,312
5.00%, 02/27/26 (a)	250,000	248,837
2.65%, 11/01/26 (a)	200,000	188,948
5.75%, 11/08/26 (a)	400,000	404,420
3.50%, 03/15/27 (a)	200,000	191,838
3.13%, 05/04/27 (a)	350,000	331,933
7.20%, 08/15/27	50,000	53,203
4.13%, 11/16/28 (a)	875,000	842,817
7.50%, 09/15/29	150,000	166,446
2.25%, 07/01/30 (a)	250,000	213,507
6.00%, 03/15/31 (a)	300,000	313,251
1.90%, 09/01/31 (a)	350,000	280,896
5.15%, 02/27/33 (a)	350,000	346,591
6.10%, 03/15/34 (a)	500,000	526,765
5.40%, 05/01/35	225,000	225,947
6.05%, 06/01/36	150,000	157,222
6.13%, 07/15/38	160,000	168,077
4.45%, 11/16/38 (a)	200,000	177,144
5.70%, 04/15/40	150,000	150,941
4.88%, 10/15/40 (d)	150,000	137,060
4.70%, 12/15/41	150,000	132,926
4.50%, 06/01/42	1,000,000	868,520
4.80%, 12/15/43 (a)	125,000	111,403
4.15%, 05/15/45 (a)	175,000	141,512
3.75%, 11/01/46 (a)	375,000	281,269
4.35%, 04/15/47 (a)	250,000	206,540
4.05%, 05/04/47 (a)	185,000	145,702
4.63%, 11/16/48 (a)	450,000	386,878
3.13%, 07/01/50 (a)	350,000	230,394
2.82%, 09/01/51 (a)	325,000	198,299
3.03%, 03/15/52 (a)	360,000	229,885
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.38%, 02/27/53 (a)	200,000	190,294
6.40%, 03/15/54 (a)	500,000	545,995
Snap-on, Inc.
3.25%, 03/01/27 (a)	75,000	72,034
4.10%, 03/01/48 (a)	190,000	155,848
3.10%, 05/01/50 (a)	175,000	119,718
Sonoco Products Co.
3.13%, 05/01/30 (a)	200,000	177,738
2.85%, 02/01/32 (a)	100,000	83,125
5.75%, 11/01/40 (a)	230,000	225,904
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	150,000	145,383
6.00%, 03/06/28 (a)	125,000	128,938
4.25%, 11/15/28 (a)	150,000	144,728
2.30%, 03/15/30 (a)	250,000	213,107
3.00%, 05/15/32 (a)	200,000	170,050
5.20%, 09/01/40	100,000	93,604
4.85%, 11/15/48 (a)	150,000	127,100
2.75%, 11/15/50 (a)	225,000	129,096
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)	150,000	140,355
2.25%, 04/01/28 (a)	200,000	179,858
2.75%, 04/01/31 (a)	300,000	256,695
Textron, Inc.
4.00%, 03/15/26 (a)	160,000	156,376
3.65%, 03/15/27 (a)	165,000	158,322
3.38%, 03/01/28 (a)	100,000	93,943
3.90%, 09/17/29 (a)	185,000	173,654
2.45%, 03/15/31 (a)	150,000	125,669
Timken Co.
4.50%, 12/15/28 (a)	150,000	145,617
4.13%, 04/01/32 (a)	50,000	45,572
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	200,000	190,014
5.25%, 03/03/33 (a)	200,000	201,584
4.65%, 11/01/44 (a)	100,000	89,215
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (a)	300,000	285,945
5.75%, 06/15/43	150,000	153,302
4.30%, 02/21/48 (a)	150,000	125,046
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	120,000	108,715
5.25%, 10/01/54 (a)	100,000	90,099
Veralto Corp.
5.50%, 09/18/26 (a)(d)	200,000	200,046
5.35%, 09/18/28 (a)(d)	200,000	200,870
Vontier Corp.
1.80%, 04/01/26 (a)	300,000	280,683
2.40%, 04/01/28 (a)	165,000	146,358
2.95%, 04/01/31 (a)	175,000	144,916
Vulcan Materials Co.
3.90%, 04/01/27 (a)	150,000	145,212
3.50%, 06/01/30 (a)	250,000	228,430
4.50%, 06/15/47 (a)	200,000	167,006
4.70%, 03/01/48 (a)	130,000	112,944
Waste Connections, Inc.
4.25%, 12/01/28 (a)	200,000	193,278
3.50%, 05/01/29 (a)	184,000	172,106
2.60%, 02/01/30 (a)	200,000	176,258
2.20%, 01/15/32 (a)	250,000	203,647
3.20%, 06/01/32 (a)	100,000	86,974
5.00%, 03/01/34 (a)	200,000	195,644
3.05%, 04/01/50 (a)	175,000	116,363
2.95%, 01/15/52 (a)	300,000	192,396
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Waste Management, Inc.
0.75%, 11/15/25 (a)	200,000	188,008
3.15%, 11/15/27 (a)	335,000	316,297
1.15%, 03/15/28 (a)	280,000	244,476
2.00%, 06/01/29 (a)	140,000	122,356
4.63%, 02/15/30 (a)	250,000	246,097
1.50%, 03/15/31 (a)	200,000	160,162
4.95%, 07/03/31 (a)	200,000	198,470
4.15%, 04/15/32 (a)	200,000	188,644
4.63%, 02/15/33 (a)	150,000	144,959
4.88%, 02/15/34 (a)	350,000	343,010
4.10%, 03/01/45 (a)	150,000	125,625
4.15%, 07/15/49 (a)	255,000	211,181
2.50%, 11/15/50 (a)	250,000	149,123
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	250,000	239,202
4.70%, 09/15/28 (a)(g)	450,000	441,337
WW Grainger, Inc.
4.60%, 06/15/45 (a)	195,000	175,009
3.75%, 05/15/46 (a)	100,000	77,961
4.20%, 05/15/47 (a)	300,000	249,909
Xylem, Inc.
3.25%, 11/01/26 (a)	160,000	153,069
1.95%, 01/30/28 (a)	100,000	89,881
2.25%, 01/30/31 (a)	150,000	126,075
4.38%, 11/01/46 (a)	145,000	121,439
		100,224,975
Communications 2.0%
America Movil SAB de CV
3.63%, 04/22/29 (a)	325,000	303,625
2.88%, 05/07/30 (a)	275,000	242,586
6.38%, 03/01/35	350,000	375,543
6.13%, 11/15/37	125,000	131,976
6.13%, 03/30/40	650,000	675,369
4.38%, 07/16/42	365,000	310,615
4.38%, 04/22/49 (a)	350,000	290,378
American Tower Corp.
4.40%, 02/15/26 (a)	300,000	294,822
1.60%, 04/15/26 (a)	360,000	336,143
1.45%, 09/15/26 (a)	15,000	13,763
3.38%, 10/15/26 (a)	425,000	406,181
2.75%, 01/15/27 (a)	65,000	61,012
3.13%, 01/15/27 (a)	150,000	142,223
3.65%, 03/15/27 (a)	225,000	215,591
3.55%, 07/15/27 (a)	450,000	427,257
3.60%, 01/15/28 (a)	300,000	283,338
1.50%, 01/31/28 (a)	250,000	219,140
5.50%, 03/15/28 (a)	150,000	150,918
5.80%, 11/15/28 (a)	205,000	209,127
3.95%, 03/15/29 (a)	545,000	514,812
3.80%, 08/15/29 (a)	395,000	367,263
2.90%, 01/15/30 (a)	225,000	198,527
1.88%, 10/15/30 (a)	400,000	325,956
2.70%, 04/15/31 (a)	200,000	169,192
2.30%, 09/15/31 (a)	200,000	163,266
4.05%, 03/15/32 (a)	250,000	228,810
5.65%, 03/15/33 (a)	200,000	201,314
5.55%, 07/15/33 (a)	350,000	349,734
3.70%, 10/15/49 (a)	135,000	97,986
3.10%, 06/15/50 (a)	325,000	210,376
2.95%, 01/15/51 (a)	275,000	172,211
AT&T, Inc.
3.88%, 01/15/26 (a)	125,000	122,089
5.54%, 02/20/26 (a)	300,000	300,033
1.70%, 03/25/26 (a)	850,000	798,056
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 07/15/26 (a)	150,000	143,141
3.80%, 02/15/27 (a)	250,000	241,593
4.25%, 03/01/27 (a)	470,000	459,303
2.30%, 06/01/27 (a)	700,000	647,738
1.65%, 02/01/28 (a)	700,000	621,908
4.10%, 02/15/28 (a)	350,000	337,935
4.35%, 03/01/29 (a)	850,000	824,168
4.30%, 02/15/30 (a)	800,000	766,800
2.75%, 06/01/31 (a)	900,000	771,345
2.25%, 02/01/32 (a)	800,000	649,584
2.55%, 12/01/33 (a)	1,041,000	828,147
5.40%, 02/15/34 (a)	765,000	765,352
4.50%, 05/15/35 (a)	710,000	654,109
5.25%, 03/01/37 (a)	300,000	291,567
4.90%, 08/15/37 (a)	239,000	223,508
6.30%, 01/15/38	300,000	318,564
4.85%, 03/01/39 (a)	300,000	275,082
5.35%, 09/01/40	175,000	167,662
3.50%, 06/01/41 (a)	700,000	536,039
5.55%, 08/15/41	175,000	170,646
4.30%, 12/15/42 (a)	450,000	374,971
3.10%, 02/01/43 (a)	315,000	229,742
4.65%, 06/01/44 (a)	230,000	196,793
4.80%, 06/15/44 (a)	50,000	43,536
4.35%, 06/15/45 (a)	350,000	290,455
4.75%, 05/15/46 (a)	550,000	476,883
5.15%, 11/15/46 (a)	350,000	325,699
5.65%, 02/15/47 (a)	250,000	250,068
5.45%, 03/01/47 (a)	128,000	123,909
4.50%, 03/09/48 (a)	500,000	413,275
4.55%, 03/09/49 (a)	309,000	256,751
5.15%, 02/15/50 (a)	200,000	181,904
3.65%, 06/01/51 (a)	875,000	618,686
3.30%, 02/01/52 (a)	275,000	182,672
3.50%, 09/15/53 (a)	2,115,000	1,436,571
3.55%, 09/15/55 (a)	2,105,000	1,420,054
3.80%, 12/01/57 (a)	1,700,000	1,188,368
3.65%, 09/15/59 (a)	1,820,000	1,223,022
3.85%, 06/01/60 (a)	490,000	342,755
3.50%, 02/01/61 (a)	100,000	66,008
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33 (a)	300,000	294,345
5.20%, 02/15/34 (a)	200,000	195,840
4.46%, 04/01/48 (a)	500,000	418,395
4.30%, 07/29/49 (a)	50,000	40,605
3.20%, 02/15/52 (a)	350,000	230,615
3.65%, 08/15/52 (a)	250,000	180,598
5.55%, 02/15/54 (a)	200,000	193,938
British Telecommunications PLC
5.13%, 12/04/28 (a)	225,000	224,420
9.63%, 12/15/30 (g)	700,000	855,071
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	292,000	289,550
6.15%, 11/10/26 (a)	310,000	312,979
3.75%, 02/15/28 (a)	315,000	293,038
4.20%, 03/15/28 (a)	315,000	297,839
2.25%, 01/15/29 (a)	415,000	355,057
5.05%, 03/30/29 (a)	375,000	360,787
6.10%, 06/01/29 (a)	400,000	401,592
2.80%, 04/01/31 (a)	500,000	409,180
2.30%, 02/01/32 (a)	315,000	243,574
4.40%, 04/01/33 (a)(c)	150,000	132,563
6.65%, 02/01/34 (a)	200,000	202,296
6.55%, 06/01/34 (a)	450,000	451,026
6.38%, 10/23/35 (a)	600,000	585,606
5.38%, 04/01/38 (a)	200,000	174,858
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 06/01/41 (a)	375,000	252,375
3.50%, 03/01/42 (a)	400,000	267,592
6.48%, 10/23/45 (a)	1,000,000	916,010
5.38%, 05/01/47 (a)	700,000	559,867
5.75%, 04/01/48 (a)	700,000	587,622
5.13%, 07/01/49 (a)	375,000	288,878
4.80%, 03/01/50 (a)	800,000	588,432
3.70%, 04/01/51 (a)	625,000	381,825
3.90%, 06/01/52 (a)	700,000	439,278
5.25%, 04/01/53 (a)	450,000	354,024
6.83%, 10/23/55 (a)	160,000	151,939
3.85%, 04/01/61 (a)	550,000	322,646
4.40%, 12/01/61 (a)	405,000	264,939
3.95%, 06/30/62 (a)	435,000	258,238
5.50%, 04/01/63 (a)	300,000	233,304
Comcast Corp.
3.38%, 08/15/25 (a)	125,000	122,496
3.95%, 10/15/25 (a)	940,000	925,345
5.25%, 11/07/25	210,000	209,897
3.15%, 03/01/26 (a)	500,000	483,470
2.35%, 01/15/27 (a)	450,000	421,555
3.30%, 02/01/27 (a)	380,000	364,317
3.30%, 04/01/27 (a)	225,000	215,219
5.35%, 11/15/27 (a)	200,000	202,266
3.15%, 02/15/28 (a)	500,000	469,980
3.55%, 05/01/28 (a)	292,000	277,464
4.15%, 10/15/28 (a)	1,200,000	1,162,284
4.55%, 01/15/29 (a)	100,000	98,500
2.65%, 02/01/30 (a)	500,000	442,960
3.40%, 04/01/30 (a)	500,000	460,000
4.25%, 10/15/30 (a)	425,000	407,732
1.95%, 01/15/31 (a)	600,000	495,708
1.50%, 02/15/31 (a)	500,000	401,635
5.50%, 11/15/32 (a)	350,000	358,207
4.25%, 01/15/33	550,000	514,789
4.65%, 02/15/33 (a)	300,000	289,776
7.05%, 03/15/33	210,000	234,881
4.80%, 05/15/33 (a)(c)	300,000	291,981
5.30%, 06/01/34 (a)	350,000	350,903
4.20%, 08/15/34 (a)	350,000	321,023
5.65%, 06/15/35	300,000	308,355
4.40%, 08/15/35 (a)	230,000	213,159
6.50%, 11/15/35	210,000	229,513
3.20%, 07/15/36 (a)	375,000	303,307
6.95%, 08/15/37	50,000	56,473
3.90%, 03/01/38 (a)	350,000	296,684
4.60%, 10/15/38 (a)	300,000	273,255
3.25%, 11/01/39 (a)	425,000	327,318
3.75%, 04/01/40 (a)	450,000	366,241
4.65%, 07/15/42	150,000	134,565
4.75%, 03/01/44	125,000	112,753
4.60%, 08/15/45 (a)	250,000	218,140
3.40%, 07/15/46 (a)	400,000	289,448
4.00%, 08/15/47 (a)	371,000	292,059
3.97%, 11/01/47 (a)	598,000	466,906
4.00%, 03/01/48 (a)	300,000	236,037
4.70%, 10/15/48 (a)	550,000	487,740
4.00%, 11/01/49 (a)	600,000	468,594
3.45%, 02/01/50 (a)	550,000	389,334
2.80%, 01/15/51 (a)	500,000	308,810
2.89%, 11/01/51 (a)	1,433,000	895,596
2.45%, 08/15/52 (a)	300,000	169,428
4.05%, 11/01/52 (a)	303,000	235,219
5.35%, 05/15/53 (a)	300,000	287,745
5.65%, 06/01/54 (a)	200,000	199,874
2.94%, 11/01/56 (a)	1,688,000	1,019,738
4.95%, 10/15/58 (a)	300,000	269,037
2.65%, 08/15/62 (a)	350,000	191,510
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.99%, 11/01/63 (a)	1,100,000	646,030
5.50%, 05/15/64 (a)	300,000	288,864
Crown Castle, Inc.
4.45%, 02/15/26 (a)	300,000	294,816
3.70%, 06/15/26 (a)	250,000	241,780
1.05%, 07/15/26 (a)	250,000	228,913
4.00%, 03/01/27 (a)	200,000	193,386
2.90%, 03/15/27 (a)	250,000	234,725
3.65%, 09/01/27 (a)	385,000	366,200
3.80%, 02/15/28 (a)	300,000	284,424
4.30%, 02/15/29 (a)	150,000	143,321
3.10%, 11/15/29 (a)	300,000	268,134
3.30%, 07/01/30 (a)	200,000	178,364
2.25%, 01/15/31 (a)	350,000	288,141
2.10%, 04/01/31 (a)	300,000	243,213
2.50%, 07/15/31 (a)	250,000	206,723
5.10%, 05/01/33 (a)	200,000	193,030
5.80%, 03/01/34 (a)	200,000	202,298
2.90%, 04/01/41 (a)	400,000	277,068
4.75%, 05/15/47 (a)	150,000	127,986
5.20%, 02/15/49 (a)	125,000	113,450
4.00%, 11/15/49 (a)	145,000	110,418
4.15%, 07/01/50 (a)	200,000	156,112
3.25%, 01/15/51 (a)	250,000	166,038
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (g)	1,150,000	1,341,084
9.25%, 06/01/32	50,000	62,023
Discovery Communications LLC
4.90%, 03/11/26 (a)	200,000	197,120
3.95%, 03/20/28 (a)	635,000	593,954
4.13%, 05/15/29 (a)	250,000	230,975
3.63%, 05/15/30 (a)	300,000	264,096
5.00%, 09/20/37 (a)	150,000	128,402
6.35%, 06/01/40	200,000	191,144
5.20%, 09/20/47 (a)	225,000	174,897
4.65%, 05/15/50 (a)	100,000	72,968
4.00%, 09/15/55 (a)	140,000	90,601
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	135,000	134,093
1.85%, 02/15/31 (a)	250,000	204,315
2.95%, 02/15/51 (a)	250,000	161,853
Fox Corp.
4.71%, 01/25/29 (a)	550,000	540,446
3.50%, 04/08/30 (a)	200,000	182,450
6.50%, 10/13/33 (a)	350,000	367,083
5.48%, 01/25/39 (a)	415,000	396,151
5.58%, 01/25/49 (a)	425,000	390,843
Grupo Televisa SAB
8.50%, 03/11/32	100,000	113,887
6.63%, 01/15/40	200,000	197,954
5.00%, 05/13/45 (a)	250,000	208,453
6.13%, 01/31/46 (a)(c)	250,000	241,185
5.25%, 05/24/49 (a)	200,000	173,504
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	300,000	293,100
2.40%, 03/01/31 (a)	200,000	167,136
5.40%, 10/01/48 (a)	230,000	213,028
Koninklijke KPN NV
8.38%, 10/01/30	215,000	248,407
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	800,000	768,744
4.60%, 05/15/28 (a)	400,000	398,604
4.80%, 05/15/30 (a)	250,000	250,493
3.85%, 08/15/32 (a)	900,000	838,080
4.95%, 05/15/33 (a)	500,000	502,810
4.45%, 08/15/52 (a)	800,000	690,536
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.60%, 05/15/53 (a)	600,000	613,182
4.65%, 08/15/62 (a)	425,000	367,323
5.75%, 05/15/63 (a)	500,000	514,685
NBCUniversal Media LLC
6.40%, 04/30/40	150,000	160,140
5.95%, 04/01/41	175,000	181,519
4.45%, 01/15/43	235,000	203,111
Netflix, Inc.
4.38%, 11/15/26	300,000	294,726
4.88%, 04/15/28	450,000	447,516
5.88%, 11/15/28	500,000	515,515
6.38%, 05/15/29	250,000	263,543
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	325,000	280,277
4.20%, 06/01/30 (a)	220,000	209,409
2.60%, 08/01/31 (a)	50,000	42,205
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	350,000	338,800
Orange SA
9.00%, 03/01/31	800,000	954,688
5.38%, 01/13/42	250,000	239,125
5.50%, 02/06/44 (a)	150,000	145,098
Paramount Global
2.90%, 01/15/27 (a)	200,000	184,660
3.38%, 02/15/28 (a)	105,000	93,965
3.70%, 06/01/28 (a)	145,000	130,906
4.20%, 06/01/29 (a)	169,000	150,865
7.88%, 07/30/30	250,000	256,763
4.95%, 01/15/31 (a)	250,000	220,245
4.20%, 05/19/32 (a)	295,000	241,431
5.50%, 05/15/33	95,000	81,839
6.88%, 04/30/36	325,000	305,285
5.90%, 10/15/40 (a)	130,000	105,578
4.85%, 07/01/42 (a)	150,000	109,158
4.38%, 03/15/43	420,000	279,552
5.85%, 09/01/43 (a)	350,000	275,569
5.25%, 04/01/44 (a)	105,000	76,708
4.90%, 08/15/44 (a)	195,000	136,434
4.60%, 01/15/45 (a)	180,000	121,910
4.95%, 05/19/50 (a)	300,000	210,378
Rogers Communications, Inc.
3.63%, 12/15/25 (a)	240,000	233,489
2.90%, 11/15/26 (a)	140,000	132,342
3.20%, 03/15/27 (a)	360,000	341,712
5.00%, 02/15/29 (a)	350,000	345,821
3.80%, 03/15/32 (a)	550,000	491,903
5.30%, 02/15/34 (a)	300,000	294,606
7.50%, 08/15/38	100,000	116,571
4.50%, 03/15/42 (a)	200,000	169,370
4.50%, 03/15/43 (a)	200,000	167,502
5.45%, 10/01/43 (a)	200,000	189,646
5.00%, 03/15/44 (a)	350,000	313,131
4.30%, 02/15/48 (a)	215,000	170,564
4.35%, 05/01/49 (a)	300,000	238,947
3.70%, 11/15/49 (a)	300,000	212,376
4.55%, 03/15/52 (a)	575,000	469,424
Sprint Capital Corp.
6.88%, 11/15/28	700,000	742,336
8.75%, 03/15/32	575,000	691,673
Sprint LLC
7.63%, 03/01/26 (a)	450,000	462,456
Take-Two Interactive Software, Inc.
5.00%, 03/28/26	250,000	248,415
3.70%, 04/14/27 (a)	250,000	240,555
4.00%, 04/14/32 (a)	275,000	250,627
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TCI Communications, Inc.
7.88%, 02/15/26	200,000	208,306
7.13%, 02/15/28	100,000	106,993
Telefonica Emisiones SA
4.10%, 03/08/27	350,000	339,916
7.05%, 06/20/36	550,000	599,615
5.21%, 03/08/47	785,000	696,075
4.90%, 03/06/48	375,000	317,629
5.52%, 03/01/49 (a)	350,000	324,387
Telefonica Europe BV
8.25%, 09/15/30	400,000	452,296
TELUS Corp.
2.80%, 02/16/27 (a)	150,000	141,015
3.70%, 09/15/27 (a)	250,000	238,880
3.40%, 05/13/32 (a)	250,000	217,365
4.60%, 11/16/48 (a)	200,000	167,638
4.30%, 06/15/49 (a)	80,000	63,194
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	300,000	332,037
Time Warner Cable LLC
6.55%, 05/01/37	415,000	393,798
7.30%, 07/01/38	455,000	460,824
6.75%, 06/15/39	435,000	421,893
5.88%, 11/15/40 (a)	335,000	291,617
5.50%, 09/01/41 (a)	300,000	251,124
4.50%, 09/15/42 (a)	375,000	276,319
T-Mobile USA, Inc.
1.50%, 02/15/26 (a)	350,000	328,646
2.25%, 02/15/26 (a)	500,000	475,370
2.63%, 04/15/26 (a)	325,000	309,371
3.75%, 04/15/27 (a)	1,200,000	1,153,788
5.38%, 04/15/27 (a)	300,000	299,418
4.75%, 02/01/28 (a)	450,000	443,376
2.05%, 02/15/28 (a)	600,000	538,956
4.95%, 03/15/28 (a)	300,000	298,107
4.80%, 07/15/28 (a)	450,000	444,096
2.63%, 02/15/29 (a)	325,000	291,512
2.40%, 03/15/29 (a)	300,000	265,662
3.38%, 04/15/29 (a)	800,000	739,096
3.88%, 04/15/30 (a)	1,750,000	1,636,915
2.55%, 02/15/31 (a)	750,000	637,177
2.88%, 02/15/31 (a)	300,000	260,088
3.50%, 04/15/31 (a)	825,000	741,741
2.25%, 11/15/31 (a)	330,000	269,930
2.70%, 03/15/32 (a)	300,000	251,100
5.20%, 01/15/33 (a)	250,000	247,770
5.05%, 07/15/33 (a)	350,000	342,601
5.15%, 04/15/34 (a)	300,000	294,873
4.38%, 04/15/40 (a)	525,000	455,443
3.00%, 02/15/41 (a)	600,000	429,474
4.50%, 04/15/50 (a)	825,000	689,840
3.30%, 02/15/51 (a)	875,000	591,789
3.40%, 10/15/52 (a)	900,000	615,078
5.65%, 01/15/53 (a)	500,000	493,800
5.75%, 01/15/54 (a)	500,000	498,095
6.00%, 06/15/54 (a)	250,000	259,258
5.50%, 01/15/55 (a)	200,000	192,830
3.60%, 11/15/60 (a)	500,000	337,415
5.80%, 09/15/62 (a)	200,000	198,474
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	250,000	243,708
3.00%, 02/13/26	300,000	289,530
1.85%, 07/30/26	200,000	187,062
2.95%, 06/15/27	300,000	283,590
7.00%, 03/01/32	150,000	167,288
4.38%, 08/16/41	150,000	131,022
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.13%, 12/01/41	215,000	182,372
4.13%, 06/01/44	280,000	233,724
3.00%, 07/30/46	150,000	102,404
Verizon Communications, Inc.
0.85%, 11/20/25 (a)	400,000	376,140
1.45%, 03/20/26 (a)	650,000	608,952
2.63%, 08/15/26	425,000	403,108
4.13%, 03/16/27	820,000	799,533
3.00%, 03/22/27 (a)	250,000	236,645
2.10%, 03/22/28 (a)	870,000	782,800
4.33%, 09/21/28	1,174,000	1,141,891
3.88%, 02/08/29 (a)	225,000	213,917
4.02%, 12/03/29 (a)	1,132,000	1,069,921
3.15%, 03/22/30 (a)	470,000	423,982
1.50%, 09/18/30 (a)	395,000	322,352
1.68%, 10/30/30 (a)	418,000	339,984
7.75%, 12/01/30	250,000	284,795
1.75%, 01/20/31 (a)	600,000	485,808
2.55%, 03/21/31 (a)	1,100,000	935,066
2.36%, 03/15/32 (a)	1,290,000	1,055,039
5.05%, 05/09/33 (a)	300,000	296,016
4.50%, 08/10/33	600,000	564,498
6.40%, 09/15/33	115,000	124,716
4.40%, 11/01/34 (a)	550,000	509,954
4.27%, 01/15/36	350,000	317,355
5.25%, 03/16/37	400,000	395,572
4.81%, 03/15/39	400,000	371,496
2.65%, 11/20/40 (a)	900,000	621,027
3.40%, 03/22/41 (a)	1,000,000	765,300
2.85%, 09/03/41 (a)	35,000	24,551
4.75%, 11/01/41	160,000	147,730
3.85%, 11/01/42 (a)	206,000	163,492
6.55%, 09/15/43	200,000	220,056
4.13%, 08/15/46	200,000	162,076
4.86%, 08/21/46	650,000	590,700
5.50%, 03/16/47	25,000	25,014
4.52%, 09/15/48	400,000	343,740
4.00%, 03/22/50 (a)	350,000	273,529
2.88%, 11/20/50 (a)	855,000	539,223
3.55%, 03/22/51 (a)	1,250,000	900,650
3.88%, 03/01/52 (a)	350,000	266,014
5.50%, 02/23/54 (a)	200,000	196,054
5.01%, 08/21/54	200,000	182,394
4.67%, 03/15/55	240,000	207,665
2.99%, 10/30/56 (a)	1,000,000	613,080
3.00%, 11/20/60 (a)	550,000	330,363
3.70%, 03/22/61 (a)	1,000,000	707,170
Vodafone Group PLC
4.38%, 05/30/28	300,000	293,886
7.88%, 02/15/30	200,000	225,798
6.25%, 11/30/32	135,000	143,127
6.15%, 02/27/37	430,000	456,862
5.00%, 05/30/38	200,000	191,746
4.38%, 02/19/43	475,000	414,452
5.25%, 05/30/48	400,000	369,660
4.88%, 06/19/49	500,000	433,700
4.25%, 09/17/50	475,000	371,436
5.63%, 02/10/53 (a)	100,000	95,894
5.75%, 06/28/54 (a)	500,000	484,615
5.13%, 06/19/59	190,000	165,488
5.75%, 02/10/63 (a)	100,000	94,907
5.88%, 06/28/64 (a)	300,000	288,921
Walt Disney Co.
3.70%, 10/15/25 (a)	160,000	156,976
1.75%, 01/13/26	450,000	427,090
3.38%, 11/15/26 (a)	200,000	192,404
3.70%, 03/23/27	200,000	193,838
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 01/13/28	350,000	320,246
2.00%, 09/01/29 (a)	625,000	543,037
3.80%, 03/22/30	100,000	94,767
2.65%, 01/13/31	700,000	611,163
6.55%, 03/15/33	175,000	192,791
6.20%, 12/15/34	200,000	217,430
6.40%, 12/15/35	275,000	301,276
6.15%, 03/01/37	100,000	108,259
6.65%, 11/15/37	350,000	393,802
4.63%, 03/23/40 (a)	250,000	231,345
3.50%, 05/13/40 (a)	525,000	419,202
6.15%, 02/15/41	175,000	187,619
5.40%, 10/01/43	110,000	108,946
4.75%, 09/15/44 (a)	225,000	203,888
4.95%, 10/15/45 (a)	135,000	125,523
7.75%, 12/01/45	100,000	126,632
4.75%, 11/15/46 (a)	125,000	112,509
2.75%, 09/01/49 (a)	500,000	317,805
4.70%, 03/23/50 (a)	400,000	361,956
3.60%, 01/13/51 (a)	790,000	590,106
3.80%, 05/13/60 (a)	475,000	352,934
Warnermedia Holdings, Inc.
6.41%, 03/15/26 (a)	180,000	179,984
3.76%, 03/15/27 (a)	1,200,000	1,138,476
4.05%, 03/15/29 (a)	450,000	415,732
4.28%, 03/15/32 (a)	1,350,000	1,178,712
5.05%, 03/15/42 (a)	1,225,000	996,488
5.14%, 03/15/52 (a)	1,975,000	1,538,248
5.39%, 03/15/62 (a)	815,000	636,360
Weibo Corp.
3.38%, 07/08/30 (a)	265,000	231,819
		151,714,872
Consumer Cyclical 1.8%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	700,000	661,157
2.13%, 02/09/31 (a)	450,000	372,384
4.50%, 11/28/34 (a)	200,000	184,644
4.00%, 12/06/37 (a)	300,000	254,847
2.70%, 02/09/41 (a)	250,000	168,130
4.20%, 12/06/47 (a)	350,000	277,231
3.15%, 02/09/51 (a)	345,000	220,417
4.40%, 12/06/57 (a)	380,000	300,424
3.25%, 02/09/61 (a)	350,000	213,259
Amazon.com, Inc.
4.60%, 12/01/25	250,000	248,415
5.20%, 12/03/25 (a)	220,000	220,398
1.00%, 05/12/26 (a)	915,000	851,224
3.30%, 04/13/27 (a)	600,000	575,580
1.20%, 06/03/27 (a)	300,000	270,984
3.15%, 08/22/27 (a)	765,000	726,849
4.55%, 12/01/27 (a)	500,000	496,550
1.65%, 05/12/28 (a)	700,000	623,700
3.45%, 04/13/29 (a)(c)	555,000	526,923
4.65%, 12/01/29 (a)	425,000	423,500
1.50%, 06/03/30 (a)	650,000	541,697
2.10%, 05/12/31 (a)	700,000	590,219
3.60%, 04/13/32 (a)	700,000	643,832
4.70%, 12/01/32 (a)	625,000	619,856
4.80%, 12/05/34 (a)	300,000	298,146
3.88%, 08/22/37 (a)	800,000	707,504
2.88%, 05/12/41 (a)	650,000	477,821
4.95%, 12/05/44 (a)	450,000	435,357
4.05%, 08/22/47 (a)	1,025,000	855,496
2.50%, 06/03/50 (a)	750,000	459,375
3.10%, 05/12/51 (a)	950,000	653,448
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 04/13/52 (a)	800,000	645,344
4.25%, 08/22/57 (a)	620,000	519,932
2.70%, 06/03/60 (a)	420,000	247,523
3.25%, 05/12/61 (a)	550,000	367,510
4.10%, 04/13/62 (a)	325,000	260,221
American Honda Finance Corp.
1.20%, 07/08/25	300,000	287,505
1.00%, 09/10/25	200,000	189,862
5.80%, 10/03/25	250,000	251,295
4.95%, 01/09/26	400,000	398,052
5.25%, 07/07/26	250,000	250,582
1.30%, 09/09/26	450,000	414,517
2.30%, 09/09/26	425,000	400,023
2.35%, 01/08/27	200,000	187,166
3.50%, 02/15/28	200,000	190,236
2.00%, 03/24/28	300,000	269,844
5.13%, 07/07/28	300,000	301,431
2.25%, 01/12/29	350,000	311,293
4.60%, 04/17/30	200,000	196,068
5.85%, 10/04/30	50,000	52,203
1.80%, 01/13/31	200,000	164,072
4.90%, 01/10/34	225,000	218,466
Aptiv PLC
4.35%, 03/15/29 (a)	100,000	96,641
4.40%, 10/01/46 (a)	75,000	58,678
5.40%, 03/15/49 (a)	125,000	112,260
3.10%, 12/01/51 (a)	420,000	256,712
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (a)	295,000	255,859
4.15%, 05/01/52 (a)	300,000	223,920
AutoNation, Inc.
3.80%, 11/15/27 (a)	250,000	235,460
1.95%, 08/01/28 (a)	65,000	56,384
4.75%, 06/01/30 (a)	200,000	191,386
2.40%, 08/01/31 (a)	150,000	120,813
3.85%, 03/01/32 (a)	135,000	120,122
AutoZone, Inc.
3.13%, 04/21/26 (a)	50,000	48,059
3.75%, 06/01/27 (a)	200,000	192,396
6.25%, 11/01/28 (a)	400,000	417,568
3.75%, 04/18/29 (a)	200,000	188,414
5.10%, 07/15/29 (a)	150,000	149,409
4.00%, 04/15/30 (a)	280,000	263,533
1.65%, 01/15/31 (a)	150,000	120,369
4.75%, 08/01/32 (a)	225,000	216,281
4.75%, 02/01/33 (a)	150,000	143,345
6.55%, 11/01/33 (a)	200,000	215,128
5.40%, 07/15/34 (a)	150,000	148,430
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	150,000	146,223
1.95%, 10/01/30 (a)	200,000	165,948
Block Financial LLC
5.25%, 10/01/25 (a)	125,000	124,080
2.50%, 07/15/28 (a)	150,000	134,498
3.88%, 08/15/30 (a)	200,000	183,538
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	300,000	291,819
3.55%, 03/15/28 (a)	200,000	190,328
4.63%, 04/13/30 (a)	500,000	492,420
BorgWarner, Inc.
2.65%, 07/01/27 (a)	425,000	394,455
4.38%, 03/15/45 (a)	150,000	119,888
California Endowment
2.50%, 04/01/51 (a)	115,000	71,491
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CBRE Services, Inc.
4.88%, 03/01/26 (a)	200,000	197,818
2.50%, 04/01/31 (a)	385,000	320,593
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	125,000	112,441
3.70%, 01/15/31 (a)	155,000	136,879
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	550,000	526,130
1.60%, 04/20/30 (a)	400,000	336,424
1.75%, 04/20/32 (a)	450,000	361,822
Cummins, Inc.
0.75%, 09/01/25 (a)	150,000	142,506
4.90%, 02/20/29 (a)	150,000	149,879
1.50%, 09/01/30 (a)	250,000	205,165
5.15%, 02/20/34 (a)	200,000	200,366
4.88%, 10/01/43 (a)	100,000	91,899
2.60%, 09/01/50 (a)	260,000	158,259
5.45%, 02/20/54 (a)	250,000	245,628
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	155,000	148,995
4.55%, 02/15/48 (a)	120,000	97,867
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	225,000	191,459
4.10%, 01/15/52 (a)	200,000	141,176
Dollar General Corp.
4.15%, 11/01/25 (a)	89,000	87,323
3.88%, 04/15/27 (a)	165,000	158,733
4.63%, 11/01/27 (a)	200,000	195,662
4.13%, 05/01/28 (a)	150,000	144,515
3.50%, 04/03/30 (a)	300,000	274,110
5.00%, 11/01/32 (a)(c)	200,000	195,186
5.45%, 07/05/33 (a)(c)	300,000	298,440
4.13%, 04/03/50 (a)	165,000	125,702
5.50%, 11/01/52 (a)	105,000	98,670
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	325,000	312,166
2.65%, 12/01/31 (a)	360,000	299,473
3.38%, 12/01/51 (a)	100,000	65,302
DR Horton, Inc.
2.60%, 10/15/25 (a)	210,000	202,415
1.40%, 10/15/27 (a)	225,000	200,408
eBay, Inc.
5.90%, 11/22/25 (a)	150,000	150,845
1.40%, 05/10/26 (a)	200,000	186,090
3.60%, 06/05/27 (a)	300,000	288,054
2.70%, 03/11/30 (a)	200,000	176,366
2.60%, 05/10/31 (a)	250,000	212,408
6.30%, 11/22/32 (a)	100,000	106,280
4.00%, 07/15/42 (a)	300,000	240,201
3.65%, 05/10/51 (a)	250,000	178,535
Expedia Group, Inc.
5.00%, 02/15/26 (a)	145,000	143,914
4.63%, 08/01/27 (a)	225,000	220,961
3.80%, 02/15/28 (a)	430,000	409,532
3.25%, 02/15/30 (a)	400,000	360,920
2.95%, 03/15/31 (a)	150,000	129,953
Ford Foundation
2.42%, 06/01/50 (a)	155,000	93,981
2.82%, 06/01/70 (a)	195,000	113,907
Ford Motor Co.
4.35%, 12/08/26 (a)	400,000	388,588
6.63%, 10/01/28	200,000	207,876
9.63%, 04/22/30 (a)	200,000	232,798
7.45%, 07/16/31	200,000	215,322
3.25%, 02/12/32 (a)	850,000	703,434
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.10%, 08/19/32 (a)	500,000	499,735
4.75%, 01/15/43	550,000	445,753
7.40%, 11/01/46	140,000	151,525
5.29%, 12/08/46 (a)(c)	400,000	350,808
Ford Motor Credit Co. LLC
4.69%, 06/09/25 (a)	100,000	98,888
4.13%, 08/04/25	400,000	392,572
3.38%, 11/13/25 (a)	735,000	711,443
4.39%, 01/08/26	350,000	342,608
6.95%, 03/06/26 (a)	350,000	355,866
6.95%, 06/10/26 (a)	250,000	254,827
4.54%, 08/01/26 (a)	300,000	292,227
2.70%, 08/10/26 (a)	400,000	375,880
4.27%, 01/09/27 (a)	250,000	240,950
5.80%, 03/05/27 (a)	300,000	300,174
5.85%, 05/17/27 (a)	200,000	200,216
4.95%, 05/28/27 (a)	450,000	439,591
4.13%, 08/17/27 (a)	350,000	332,759
3.82%, 11/02/27 (a)	300,000	281,529
7.35%, 11/04/27 (a)	455,000	474,492
2.90%, 02/16/28 (a)	250,000	226,263
6.80%, 05/12/28 (a)	470,000	484,650
6.80%, 11/07/28 (a)	450,000	465,367
2.90%, 02/10/29 (a)	200,000	176,502
5.80%, 03/08/29 (a)	400,000	398,896
5.11%, 05/03/29 (a)	475,000	459,306
7.35%, 03/06/30 (a)	300,000	317,604
7.20%, 06/10/30 (a)	350,000	368,627
4.00%, 11/13/30 (a)	550,000	491,221
3.63%, 06/17/31 (a)	300,000	258,747
7.12%, 11/07/33 (a)	305,000	322,275
6.13%, 03/08/34 (a)	250,000	247,748
General Motors Co.
6.13%, 10/01/25 (a)	350,000	351,830
4.20%, 10/01/27 (a)	295,000	284,362
6.80%, 10/01/27 (a)	300,000	311,637
5.00%, 10/01/28 (a)	300,000	297,375
5.40%, 10/15/29 (a)	450,000	447,871
5.60%, 10/15/32 (a)(c)	350,000	350,276
5.00%, 04/01/35	300,000	281,157
6.60%, 04/01/36 (a)	350,000	366,975
5.15%, 04/01/38 (a)	350,000	322,451
6.25%, 10/02/43	450,000	448,524
5.20%, 04/01/45	250,000	219,805
6.75%, 04/01/46 (a)	225,000	235,877
5.40%, 04/01/48 (a)	200,000	179,446
5.95%, 04/01/49 (a)(c)	200,000	194,156
General Motors Financial Co., Inc.
4.30%, 07/13/25 (a)	300,000	296,010
6.05%, 10/10/25	375,000	376,627
1.25%, 01/08/26 (a)	425,000	398,127
5.25%, 03/01/26 (a)	440,000	437,668
5.40%, 04/06/26	600,000	598,908
1.50%, 06/10/26 (a)	550,000	509,569
4.00%, 10/06/26 (a)	300,000	290,625
4.35%, 01/17/27 (a)	500,000	487,200
2.35%, 02/26/27 (a)	250,000	231,328
5.00%, 04/09/27 (a)	400,000	396,092
5.40%, 05/08/27	300,000	299,967
2.70%, 08/20/27 (a)	300,000	276,984
3.85%, 01/05/28 (a)	175,000	166,108
6.00%, 01/09/28 (a)	300,000	305,190
2.40%, 04/10/28 (a)	325,000	291,606
5.80%, 06/23/28 (a)	170,000	172,033
2.40%, 10/15/28 (a)	300,000	265,350
5.80%, 01/07/29 (a)	500,000	504,940
5.65%, 01/17/29 (a)	150,000	150,879
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 04/06/29 (a)	350,000	332,615
5.85%, 04/06/30 (a)	250,000	253,212
3.60%, 06/21/30 (a)	400,000	359,612
2.35%, 01/08/31 (a)	300,000	246,384
2.70%, 06/10/31 (a)	385,000	318,976
5.60%, 06/18/31 (a)	250,000	248,208
3.10%, 01/12/32 (a)	500,000	420,625
6.40%, 01/09/33 (a)	100,000	103,840
6.10%, 01/07/34 (a)	500,000	505,860
5.95%, 04/04/34 (a)	300,000	300,348
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	101,444
2.75%, 02/01/32 (a)	250,000	207,988
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/26 (a)	325,000	322,611
5.75%, 06/01/28 (a)	230,000	230,685
5.30%, 01/15/29 (a)	225,000	221,857
4.00%, 01/15/30 (a)	200,000	183,100
4.00%, 01/15/31 (a)	200,000	179,562
3.25%, 01/15/32 (a)	200,000	167,910
6.75%, 12/01/33 (a)	150,000	157,425
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	125,000	122,270
4.63%, 07/28/45 (a)	100,000	81,065
Home Depot, Inc.
3.35%, 09/15/25 (a)	315,000	308,032
4.00%, 09/15/25 (a)	200,000	197,126
5.10%, 12/24/25	150,000	149,898
3.00%, 04/01/26 (a)	400,000	385,740
5.15%, 06/25/26	400,000	400,424
2.13%, 09/15/26 (a)	300,000	281,943
4.95%, 09/30/26 (a)	325,000	324,558
2.50%, 04/15/27 (a)	240,000	224,863
2.88%, 04/15/27 (a)	90,000	85,266
4.88%, 06/25/27 (a)	250,000	249,615
2.80%, 09/14/27 (a)	150,000	140,559
0.90%, 03/15/28 (a)	275,000	239,456
1.50%, 09/15/28 (a)	300,000	263,271
3.90%, 12/06/28 (a)	300,000	289,959
4.90%, 04/15/29 (a)	300,000	300,660
2.95%, 06/15/29 (a)	650,000	595,913
4.75%, 06/25/29 (a)	300,000	298,386
2.70%, 04/15/30 (a)	550,000	490,182
1.38%, 03/15/31 (a)	425,000	338,980
4.85%, 06/25/31 (a)	275,000	272,888
1.88%, 09/15/31 (a)	300,000	244,599
3.25%, 04/15/32 (a)	400,000	355,072
4.50%, 09/15/32 (a)	300,000	291,048
4.95%, 06/25/34 (a)	450,000	445,675
5.88%, 12/16/36	850,000	901,399
3.30%, 04/15/40 (a)	430,000	335,477
5.40%, 09/15/40 (a)	206,000	206,049
5.95%, 04/01/41 (a)	200,000	211,758
4.20%, 04/01/43 (a)	250,000	212,350
4.88%, 02/15/44 (a)	200,000	185,632
4.40%, 03/15/45 (a)	325,000	281,651
4.25%, 04/01/46 (a)	425,000	358,283
3.90%, 06/15/47 (a)	360,000	285,102
4.50%, 12/06/48 (a)	350,000	303,989
3.13%, 12/15/49 (a)	350,000	239,033
3.35%, 04/15/50 (a)	300,000	213,801
2.38%, 03/15/51 (a)	400,000	230,296
2.75%, 09/15/51 (a)	250,000	156,035
3.63%, 04/15/52 (a)	460,000	341,026
4.95%, 09/15/52 (a)	300,000	278,115
5.30%, 06/25/54 (a)	400,000	390,784
3.50%, 09/15/56 (a)	297,000	211,280
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	200,000	187,494
2.97%, 03/10/32 (a)	225,000	197,638
Hyatt Hotels Corp.
4.85%, 03/15/26 (a)	175,000	173,096
5.75%, 01/30/27 (a)	150,000	151,407
4.38%, 09/15/28 (a)	200,000	193,346
5.75%, 04/23/30 (a)(e)	150,000	152,525
JD.com, Inc.
3.88%, 04/29/26	200,000	194,800
3.38%, 01/14/30 (a)	200,000	182,216
4.13%, 01/14/50 (a)	190,000	146,653
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	350,000	334,225
5.90%, 06/01/27 (a)	100,000	100,540
3.90%, 08/08/29 (a)	250,000	228,693
6.00%, 08/15/29 (a)	85,000	85,717
Lear Corp.
3.80%, 09/15/27 (a)	150,000	143,286
4.25%, 05/15/29 (a)	225,000	214,603
2.60%, 01/15/32 (a)	100,000	82,001
5.25%, 05/15/49 (a)	250,000	222,413
Lennar Corp.
5.25%, 06/01/26 (a)	100,000	99,795
5.00%, 06/15/27 (a)	100,000	99,576
4.75%, 11/29/27 (a)	250,000	246,565
LKQ Corp.
5.75%, 06/15/28 (a)	225,000	227,293
6.25%, 06/15/33 (a)	200,000	205,806
Lowe's Cos., Inc.
4.40%, 09/08/25	115,000	113,533
3.38%, 09/15/25 (a)	415,000	404,949
4.80%, 04/01/26 (a)	105,000	104,155
2.50%, 04/15/26 (a)	450,000	428,814
3.10%, 05/03/27 (a)	510,000	483,006
1.30%, 04/15/28 (a)	350,000	305,508
1.70%, 09/15/28 (a)	200,000	174,824
6.50%, 03/15/29	201,000	214,535
3.65%, 04/05/29 (a)	572,000	538,464
4.50%, 04/15/30 (a)	400,000	388,476
1.70%, 10/15/30 (a)	300,000	245,073
2.63%, 04/01/31 (a)	500,000	427,255
3.75%, 04/01/32 (a)	500,000	454,400
5.00%, 04/15/33 (a)	400,000	394,112
5.00%, 04/15/40 (a)	125,000	116,973
4.65%, 04/15/42 (a)	200,000	175,286
4.38%, 09/15/45 (a)	150,000	123,395
3.70%, 04/15/46 (a)	400,000	294,164
4.05%, 05/03/47 (a)	450,000	348,079
4.55%, 04/05/49 (a)	330,000	274,471
5.13%, 04/15/50 (a)	150,000	136,343
3.00%, 10/15/50 (a)	395,000	247,981
3.50%, 04/01/51 (a)	175,000	120,187
4.25%, 04/01/52 (a)	405,000	318,605
5.63%, 04/15/53 (a)	400,000	387,672
5.75%, 07/01/53 (a)	150,000	147,984
4.45%, 04/01/62 (a)	375,000	292,399
5.80%, 09/15/62 (a)	300,000	291,804
5.85%, 04/01/63 (a)	150,000	146,652
Magna International, Inc.
4.15%, 10/01/25 (a)	300,000	295,254
2.45%, 06/15/30 (a)	125,000	107,938
5.50%, 03/21/33 (a)	200,000	203,800
Marriott International, Inc.
3.75%, 10/01/25 (a)	150,000	146,879
3.13%, 06/15/26 (a)	300,000	287,982
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 10/15/27 (a)	250,000	249,438
5.55%, 10/15/28 (a)	250,000	253,557
4.65%, 12/01/28 (a)	150,000	147,092
4.63%, 06/15/30 (a)	500,000	485,425
2.85%, 04/15/31 (a)	325,000	278,590
3.50%, 10/15/32 (a)	475,000	412,846
5.30%, 05/15/34 (a)	300,000	294,681
McDonald's Corp.
3.30%, 07/01/25 (a)	200,000	195,958
1.45%, 09/01/25 (a)	135,000	129,202
3.70%, 01/30/26 (a)	645,000	630,449
3.50%, 03/01/27 (a)	250,000	240,045
3.50%, 07/01/27 (a)	250,000	239,605
3.80%, 04/01/28 (a)	350,000	336,143
4.80%, 08/14/28 (a)	150,000	149,123
2.63%, 09/01/29 (a)	300,000	268,923
2.13%, 03/01/30 (a)	250,000	214,810
3.60%, 07/01/30 (a)	350,000	324,502
4.60%, 09/09/32 (a)	200,000	193,490
4.70%, 12/09/35 (a)	300,000	285,075
6.30%, 10/15/37	280,000	300,325
6.30%, 03/01/38	250,000	268,545
5.70%, 02/01/39	83,000	84,923
3.70%, 02/15/42	150,000	117,825
3.63%, 05/01/43	215,000	164,380
4.60%, 05/26/45 (a)	100,000	86,822
4.88%, 12/09/45 (a)	525,000	472,337
4.45%, 03/01/47 (a)	325,000	272,987
4.45%, 09/01/48 (a)	250,000	210,413
3.63%, 09/01/49 (a)	475,000	344,840
4.20%, 04/01/50 (a)	150,000	119,795
5.15%, 09/09/52 (a)	250,000	231,288
5.45%, 08/14/53 (a)	225,000	217,512
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	100,000	95,094
2.50%, 01/15/31 (a)	150,000	133,644
6.00%, 01/15/43 (a)	200,000	210,478
3.97%, 08/06/61 (a)	145,000	123,441
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	450,000	535,356
Meritage Homes Corp.
5.13%, 06/06/27 (a)	50,000	49,324
Nature Conservancy
3.96%, 03/01/52 (a)	125,000	102,734
NIKE, Inc.
2.38%, 11/01/26 (a)	300,000	282,900
2.75%, 03/27/27 (a)	250,000	236,845
2.85%, 03/27/30 (a)	500,000	450,215
3.25%, 03/27/40 (a)	300,000	234,090
3.63%, 05/01/43 (a)	115,000	91,135
3.88%, 11/01/45 (a)	225,000	180,772
3.38%, 11/01/46 (a)	150,000	110,649
3.38%, 03/27/50 (a)	450,000	324,270
NVR, Inc.
3.00%, 05/15/30 (a)	250,000	221,660
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	200,000	193,862
5.75%, 11/20/26 (a)	200,000	202,022
3.60%, 09/01/27 (a)	250,000	238,440
4.35%, 06/01/28 (a)	209,000	203,424
3.90%, 06/01/29 (a)	260,000	245,952
1.75%, 03/15/31 (a)	250,000	201,775
PACCAR Financial Corp.
3.55%, 08/11/25	175,000	171,861
4.95%, 10/03/25	160,000	159,430
4.45%, 03/30/26	150,000	148,602
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.10%, 05/11/26	250,000	232,585
5.20%, 11/09/26	150,000	150,489
4.60%, 01/10/28	100,000	99,100
4.60%, 01/31/29	200,000	197,870
5.00%, 03/22/34	100,000	99,753
PulteGroup, Inc.
5.00%, 01/15/27 (a)	160,000	158,896
7.88%, 06/15/32	60,000	68,761
6.38%, 05/15/33	150,000	157,745
6.00%, 02/15/35	100,000	102,961
PVH Corp.
4.63%, 07/10/25 (a)(d)	200,000	197,866
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	170,000	166,648
2.95%, 06/15/30 (a)	200,000	178,676
Rockefeller Foundation
2.49%, 10/01/50 (a)	305,000	189,786
Ross Stores, Inc.
0.88%, 04/15/26 (a)	150,000	138,767
1.88%, 04/15/31 (a)	160,000	131,126
Sands China Ltd.
5.13%, 08/08/25 (a)(e)	500,000	496,140
4.05%, 01/08/26 (a)(e)	200,000	193,740
5.40%, 08/08/28 (a)(e)	500,000	489,885
2.85%, 03/08/29 (a)(e)	220,000	192,815
4.38%, 06/18/30 (a)(e)	350,000	322,745
3.25%, 08/08/31 (a)(e)	365,000	306,961
Starbucks Corp.
3.80%, 08/15/25 (a)	350,000	344,123
4.75%, 02/15/26	250,000	248,308
4.85%, 02/08/27 (a)	250,000	248,788
2.00%, 03/12/27 (a)	200,000	184,618
3.50%, 03/01/28 (a)	150,000	142,349
4.00%, 11/15/28 (a)	250,000	240,918
3.55%, 08/15/29 (a)	300,000	281,196
2.25%, 03/12/30 (a)	250,000	215,540
2.55%, 11/15/30 (a)	375,000	323,640
3.00%, 02/14/32 (a)	300,000	260,286
4.80%, 02/15/33 (a)	150,000	146,337
4.30%, 06/15/45 (a)	125,000	103,131
3.75%, 12/01/47 (a)	150,000	111,800
4.50%, 11/15/48 (a)	250,000	209,120
4.45%, 08/15/49 (a)	350,000	288,417
3.35%, 03/12/50 (a)	150,000	102,498
3.50%, 11/15/50 (a)	365,000	257,500
Tapestry, Inc.
7.00%, 11/27/26	250,000	257,037
4.13%, 07/15/27 (a)	195,000	187,044
7.35%, 11/27/28 (a)	485,000	503,478
3.05%, 03/15/32 (a)	335,000	270,496
7.85%, 11/27/33 (a)	360,000	379,062
Target Corp.
2.50%, 04/15/26	250,000	239,515
1.95%, 01/15/27 (a)	300,000	279,378
3.38%, 04/15/29 (a)	375,000	352,736
2.35%, 02/15/30 (a)	300,000	263,217
2.65%, 09/15/30 (a)	195,000	172,899
4.50%, 09/15/32 (a)	300,000	289,269
4.40%, 01/15/33 (a)	150,000	144,129
6.50%, 10/15/37	100,000	110,912
7.00%, 01/15/38	100,000	116,946
4.00%, 07/01/42	350,000	295,260
3.63%, 04/15/46	200,000	153,982
3.90%, 11/15/47 (a)	200,000	158,810
2.95%, 01/15/52 (a)	300,000	193,929
4.80%, 01/15/53 (a)(c)	200,000	181,880
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TJX Cos., Inc.
2.25%, 09/15/26 (a)	400,000	376,932
1.15%, 05/15/28 (a)	100,000	87,205
3.88%, 04/15/30 (a)	250,000	237,213
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	150,000	148,431
4.88%, 03/15/27 (a)	250,000	246,520
3.80%, 11/01/29 (a)	100,000	92,603
Toyota Motor Corp.
1.34%, 03/25/26 (a)	300,000	281,325
3.67%, 07/20/28	250,000	240,820
2.76%, 07/02/29	150,000	137,409
5.12%, 07/13/33 (a)	150,000	156,390
Toyota Motor Credit Corp.
3.65%, 08/18/25	320,000	314,266
0.80%, 10/16/25	500,000	472,710
5.40%, 11/10/25	75,000	75,172
4.80%, 01/05/26	200,000	199,024
0.80%, 01/09/26	300,000	281,193
4.45%, 05/18/26	510,000	503,798
1.13%, 06/18/26	250,000	231,565
5.40%, 11/20/26	300,000	302,202
3.20%, 01/11/27	450,000	430,902
5.00%, 03/19/27	250,000	250,045
3.05%, 03/22/27	550,000	522,648
1.15%, 08/13/27	400,000	357,056
4.55%, 09/20/27	300,000	296,403
5.45%, 11/10/27	125,000	126,866
3.05%, 01/11/28	250,000	234,885
4.63%, 01/12/28	325,000	322,081
1.90%, 04/06/28	100,000	89,807
4.65%, 01/05/29	250,000	247,075
3.65%, 01/08/29	505,000	479,725
5.05%, 05/16/29	250,000	250,967
2.15%, 02/13/30	250,000	215,965
3.38%, 04/01/30	400,000	368,184
5.55%, 11/20/30	300,000	308,337
1.65%, 01/10/31	300,000	243,867
5.10%, 03/21/31	255,000	255,191
1.90%, 09/12/31	175,000	142,198
4.70%, 01/12/33	250,000	243,323
4.80%, 01/05/34	225,000	218,705
Tractor Supply Co.
1.75%, 11/01/30 (a)	200,000	162,280
5.25%, 05/15/33 (a)	200,000	198,792
UL Solutions, Inc.
6.50%, 10/20/28 (a)(d)	50,000	52,126
VF Corp.
2.80%, 04/23/27 (a)	175,000	159,898
2.95%, 04/23/30 (a)	235,000	195,182
VICI Properties LP
4.75%, 02/15/28 (a)	560,000	546,834
4.95%, 02/15/30 (a)	300,000	289,599
5.13%, 05/15/32 (a)	430,000	409,928
5.63%, 05/15/52 (a)	250,000	224,420
6.13%, 04/01/54 (a)	150,000	143,840
Walmart, Inc.
3.90%, 09/09/25	500,000	493,175
3.05%, 07/08/26 (a)	100,000	96,641
1.05%, 09/17/26 (a)	175,000	161,355
5.88%, 04/05/27	100,000	103,438
3.95%, 09/09/27 (a)	100,000	97,726
3.70%, 06/26/28 (a)	550,000	533,736
1.50%, 09/22/28 (a)	200,000	176,782
3.25%, 07/08/29 (a)	350,000	328,734
2.38%, 09/24/29 (a)	150,000	134,712
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.55%, 02/15/30	250,000	287,735
1.80%, 09/22/31 (a)	690,000	568,560
4.15%, 09/09/32 (a)	600,000	578,874
4.10%, 04/15/33 (a)	325,000	309,887
5.25%, 09/01/35	585,000	601,602
6.50%, 08/15/37	200,000	226,736
6.20%, 04/15/38	150,000	167,802
3.95%, 06/28/38 (a)	385,000	345,949
5.63%, 04/01/40	100,000	105,410
5.00%, 10/25/40	150,000	148,761
5.63%, 04/15/41	150,000	157,718
2.50%, 09/22/41 (a)	450,000	312,111
4.00%, 04/11/43 (a)	225,000	192,236
4.30%, 04/22/44 (a)	200,000	177,442
3.63%, 12/15/47 (a)	150,000	116,246
4.05%, 06/29/48 (a)	500,000	416,605
2.95%, 09/24/49 (a)	350,000	238,690
2.65%, 09/22/51 (a)	250,000	156,848
4.50%, 04/15/53 (a)	400,000	354,184
		135,312,541
Consumer Non-Cyclical 3.7%
Abbott Laboratories
3.88%, 09/15/25 (a)	140,000	138,174
3.75%, 11/30/26 (a)	503,000	490,863
1.15%, 01/30/28 (a)	250,000	221,768
1.40%, 06/30/30 (a)	100,000	83,190
4.75%, 11/30/36 (a)	500,000	485,660
6.15%, 11/30/37	150,000	163,766
6.00%, 04/01/39	160,000	174,038
5.30%, 05/27/40	195,000	196,451
4.75%, 04/15/43 (a)	200,000	188,048
4.90%, 11/30/46 (a)	925,000	872,386
AbbVie, Inc.
3.20%, 05/14/26 (a)	550,000	531,344
2.95%, 11/21/26 (a)	1,100,000	1,048,399
4.80%, 03/15/27 (a)	600,000	597,474
4.25%, 11/14/28 (a)	490,000	478,407
4.80%, 03/15/29 (a)	700,000	696,178
3.20%, 11/21/29 (a)	1,520,000	1,395,725
4.95%, 03/15/31 (a)	550,000	548,839
5.05%, 03/15/34 (a)	850,000	847,824
4.55%, 03/15/35 (a)	550,000	522,054
4.50%, 05/14/35 (a)	625,000	590,181
4.30%, 05/14/36 (a)	300,000	276,396
4.05%, 11/21/39 (a)	1,050,000	911,956
4.63%, 10/01/42 (a)	190,000	171,504
4.40%, 11/06/42	750,000	659,310
5.35%, 03/15/44 (a)	200,000	197,854
4.85%, 06/15/44 (a)	275,000	254,851
4.75%, 03/15/45 (a)	218,000	198,498
4.70%, 05/14/45 (a)	725,000	655,625
4.45%, 05/14/46 (a)	650,000	564,811
4.88%, 11/14/48 (a)	500,000	460,010
4.25%, 11/21/49 (a)	1,600,000	1,333,696
5.40%, 03/15/54 (a)	850,000	842,103
5.50%, 03/15/64 (a)	425,000	419,985
AdventHealth Obligated Group
2.80%, 11/15/51 (a)	150,000	97,547
Adventist Health System
2.95%, 03/01/29 (a)	125,000	112,295
5.43%, 03/01/32 (a)	100,000	99,666
5.76%, 12/01/34 (a)	115,000	114,925
3.63%, 03/01/49 (a)	100,000	71,836
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	95,978
2.21%, 06/15/30 (a)	175,000	151,104
4.27%, 08/15/48 (a)	100,000	86,784
3.39%, 10/15/49 (a)	150,000	109,905
3.01%, 06/15/50 (a)	100,000	67,958
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	350,000	312,550
2.30%, 03/12/31 (a)	275,000	229,383
Ahold Finance USA LLC
6.88%, 05/01/29	150,000	160,722
AHS Hospital Corp.
5.02%, 07/01/45	120,000	114,816
2.78%, 07/01/51 (a)	150,000	95,846
Allina Health System
3.89%, 04/15/49 (a)	140,000	110,758
2.90%, 11/15/51 (a)	100,000	65,501
Altria Group, Inc.
4.40%, 02/14/26 (a)	250,000	246,020
2.63%, 09/16/26 (a)	150,000	141,461
4.80%, 02/14/29 (a)	560,000	551,068
3.40%, 05/06/30 (a)	200,000	181,002
2.45%, 02/04/32 (a)	550,000	445,126
5.80%, 02/14/39 (a)	450,000	450,193
3.40%, 02/04/41 (a)	425,000	306,484
4.25%, 08/09/42	375,000	298,459
4.50%, 05/02/43	200,000	164,472
5.38%, 01/31/44	600,000	562,812
3.88%, 09/16/46 (a)	450,000	325,098
5.95%, 02/14/49 (a)	650,000	638,313
4.45%, 05/06/50 (a)	260,000	200,161
3.70%, 02/04/51 (a)	400,000	270,112
4.00%, 02/04/61 (a)	200,000	139,012
Amgen, Inc.
5.51%, 03/02/26 (a)	450,000	450,081
2.60%, 08/19/26 (a)	400,000	379,056
2.20%, 02/21/27 (a)	450,000	417,573
3.20%, 11/02/27 (a)	200,000	188,548
5.15%, 03/02/28 (a)	1,050,000	1,050,210
1.65%, 08/15/28 (a)	300,000	262,587
3.00%, 02/22/29 (a)	250,000	229,898
4.05%, 08/18/29 (a)	400,000	382,824
2.45%, 02/21/30 (a)	400,000	349,152
5.25%, 03/02/30 (a)	750,000	755,797
2.30%, 02/25/31 (a)	375,000	315,551
2.00%, 01/15/32 (a)	400,000	322,256
3.35%, 02/22/32 (a)	300,000	266,460
4.20%, 03/01/33 (a)	260,000	241,218
5.25%, 03/02/33 (a)	1,250,000	1,246,850
6.38%, 06/01/37	50,000	53,628
6.40%, 02/01/39	225,000	241,427
3.15%, 02/21/40 (a)	500,000	373,980
5.75%, 03/15/40	100,000	101,060
2.80%, 08/15/41 (a)	200,000	140,704
4.95%, 10/01/41	125,000	114,985
5.15%, 11/15/41 (a)	221,000	206,427
5.65%, 06/15/42 (a)	115,000	114,117
5.60%, 03/02/43 (a)	750,000	739,530
4.40%, 05/01/45 (a)	650,000	547,436
4.56%, 06/15/48 (a)	400,000	339,064
3.38%, 02/21/50 (a)	650,000	457,905
4.66%, 06/15/51 (a)	1,000,000	855,380
3.00%, 01/15/52 (a)	200,000	131,024
4.20%, 02/22/52 (a)	250,000	198,140
4.88%, 03/01/53 (a)	300,000	264,501
5.65%, 03/02/53 (a)	1,200,000	1,183,368
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.77%, 09/01/53 (a)	422,000	253,014
4.40%, 02/22/62 (a)	425,000	338,198
5.75%, 03/02/63 (a)	700,000	686,602
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	1,525,000	1,454,377
4.90%, 02/01/46 (a)	2,660,000	2,452,121
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	212,000	201,224
4.63%, 02/01/44	275,000	245,495
4.90%, 02/01/46 (a)	475,000	435,138
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	400,000	388,812
4.75%, 01/23/29 (a)	1,300,000	1,292,928
3.50%, 06/01/30 (a)	550,000	511,098
4.90%, 01/23/31 (a)	375,000	376,867
5.00%, 06/15/34 (a)	300,000	297,864
5.88%, 06/15/35	100,000	105,005
4.38%, 04/15/38 (a)	125,000	113,968
8.20%, 01/15/39	350,000	445,700
5.45%, 01/23/39 (a)	650,000	659,737
8.00%, 11/15/39	125,000	158,311
4.35%, 06/01/40 (a)	400,000	353,416
4.95%, 01/15/42	490,000	460,007
4.60%, 04/15/48 (a)	300,000	265,767
4.44%, 10/06/48 (a)	450,000	385,816
5.55%, 01/23/49 (a)	1,200,000	1,210,476
4.75%, 04/15/58 (a)	450,000	398,988
5.80%, 01/23/59 (a)	600,000	625,392
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	450,000	426,604
3.25%, 03/27/30 (a)	450,000	409,999
2.90%, 03/01/32 (a)	85,000	72,735
5.38%, 09/15/35	220,000	223,062
3.75%, 09/15/47 (a)	190,000	143,885
4.50%, 03/15/49 (a)	250,000	213,043
2.70%, 09/15/51 (a)	250,000	153,695
Ascension Health
2.53%, 11/15/29 (a)	345,000	306,322
3.11%, 11/15/39 (a)	80,000	62,084
3.95%, 11/15/46	325,000	271,628
4.85%, 11/15/53	75,000	72,272
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	350,000	325,017
4.80%, 02/26/27 (a)	350,000	348,120
4.88%, 03/03/28 (a)	300,000	299,676
1.75%, 05/28/28 (a)	350,000	310,502
4.85%, 02/26/29 (a)	550,000	549,147
4.90%, 03/03/30 (a)	200,000	200,872
4.90%, 02/26/31 (a)	300,000	299,247
2.25%, 05/28/31 (a)	115,000	97,193
4.88%, 03/03/33 (a)	150,000	148,602
5.00%, 02/26/34 (a)	425,000	422,798
AstraZeneca PLC
3.38%, 11/16/25	575,000	560,970
0.70%, 04/08/26 (a)	375,000	347,355
3.13%, 06/12/27 (a)	50,000	47,547
4.00%, 01/17/29 (a)	210,000	202,438
1.38%, 08/06/30 (a)	530,000	433,291
6.45%, 09/15/37	750,000	835,957
4.00%, 09/18/42	350,000	294,497
4.38%, 11/16/45	250,000	217,488
4.38%, 08/17/48 (a)	225,000	194,056
2.13%, 08/06/50 (a)	110,000	61,810
3.00%, 05/28/51 (a)	250,000	167,755
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Banner Health
2.34%, 01/01/30 (a)	125,000	108,654
1.90%, 01/01/31 (a)	100,000	83,036
2.91%, 01/01/42 (a)	100,000	72,630
3.18%, 01/01/50 (a)	25,000	17,542
2.91%, 01/01/51 (a)	100,000	67,249
Baptist Health South Florida Obligated Group
3.12%, 11/15/71 (a)	50,000	29,644
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	175,000	128,686
BAT Capital Corp.
3.22%, 09/06/26 (a)	300,000	286,485
4.70%, 04/02/27 (a)	250,000	246,177
3.56%, 08/15/27 (a)	700,000	665,028
2.26%, 03/25/28 (a)	540,000	483,953
3.46%, 09/06/29 (a)	200,000	182,400
4.91%, 04/02/30 (a)	300,000	292,629
6.34%, 08/02/30 (a)	300,000	313,605
2.73%, 03/25/31 (a)	550,000	464,860
4.74%, 03/16/32 (a)	345,000	327,643
7.75%, 10/19/32 (a)	250,000	281,405
6.42%, 08/02/33 (a)	250,000	261,515
6.00%, 02/20/34 (a)	300,000	303,498
4.39%, 08/15/37 (a)	750,000	633,352
7.08%, 08/02/43 (a)	200,000	211,324
4.54%, 08/15/47 (a)	715,000	549,949
4.76%, 09/06/49 (a)	300,000	236,649
5.28%, 04/02/50 (a)	100,000	84,670
5.65%, 03/16/52 (a)	10,000	8,959
7.08%, 08/02/53 (a)	300,000	319,911
BAT International Finance PLC
1.67%, 03/25/26 (a)	350,000	328,100
4.45%, 03/16/28 (a)	450,000	435,816
Baxalta, Inc.
5.25%, 06/23/45 (a)	173,000	163,177
Baxter International, Inc.
2.60%, 08/15/26 (a)	200,000	189,012
1.92%, 02/01/27 (a)	400,000	366,704
2.27%, 12/01/28 (a)	350,000	308,399
3.95%, 04/01/30 (a)	110,000	102,720
1.73%, 04/01/31 (a)	200,000	158,772
2.54%, 02/01/32 (a)	450,000	369,324
3.50%, 08/15/46 (a)	150,000	105,381
3.13%, 12/01/51 (a)	235,000	148,250
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	150,000	119,598
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	82,835
4.19%, 11/15/45 (a)	150,000	129,527
3.97%, 11/15/46 (a)	50,000	41,447
2.84%, 11/15/50 (a)	325,000	212,943
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	576,000	554,596
4.69%, 02/13/28 (a)	225,000	221,864
4.87%, 02/08/29 (a)	200,000	198,502
2.82%, 05/20/30 (a)	325,000	287,501
1.96%, 02/11/31 (a)	325,000	266,711
4.69%, 12/15/44 (a)	375,000	330,986
4.67%, 06/06/47 (a)	350,000	306,071
3.79%, 05/20/50 (a)	150,000	113,811
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	125,000	80,249
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Biogen, Inc.
4.05%, 09/15/25 (a)	525,000	515,912
2.25%, 05/01/30 (a)	500,000	425,785
3.15%, 05/01/50 (a)	625,000	404,612
3.25%, 02/15/51 (a)	335,000	223,150
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	125,000	118,429
3.70%, 03/15/32 (a)	250,000	221,448
Bon Secours Mercy Health, Inc.
4.30%, 07/01/28 (a)	100,000	97,317
3.46%, 06/01/30 (a)	140,000	129,230
2.10%, 06/01/31 (a)	100,000	83,011
3.21%, 06/01/50 (a)	100,000	68,242
Boston Scientific Corp.
4.00%, 03/01/28 (a)	50,000	48,481
2.65%, 06/01/30 (a)	350,000	307,545
6.50%, 11/15/35 (g)	125,000	138,701
4.55%, 03/01/39 (a)	100,000	93,349
7.38%, 01/15/40	100,000	117,711
4.70%, 03/01/49 (a)	175,000	156,074
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (a)	250,000	235,400
4.95%, 02/20/26	300,000	299,136
3.20%, 06/15/26 (a)	547,000	527,467
4.90%, 02/22/27 (a)	300,000	299,352
3.25%, 02/27/27	150,000	143,351
1.13%, 11/13/27 (a)	300,000	264,837
3.45%, 11/15/27 (a)	150,000	143,201
3.90%, 02/20/28 (a)	350,000	338,103
4.90%, 02/22/29 (a)	500,000	499,085
3.40%, 07/26/29 (a)	700,000	652,414
1.45%, 11/13/30 (a)	200,000	162,380
5.75%, 02/01/31 (a)	275,000	285,607
5.10%, 02/22/31 (a)	350,000	351,389
2.95%, 03/15/32 (a)	600,000	518,868
5.90%, 11/15/33 (a)	275,000	288,898
5.20%, 02/22/34 (a)	750,000	748,890
4.13%, 06/15/39 (a)	650,000	564,297
2.35%, 11/13/40 (a)	350,000	232,271
3.55%, 03/15/42 (a)	200,000	155,768
3.25%, 08/01/42	185,000	137,150
5.50%, 02/22/44 (a)	200,000	197,894
4.50%, 03/01/44 (a)	50,000	43,545
4.63%, 05/15/44 (a)	50,000	44,427
5.00%, 08/15/45 (a)	200,000	185,686
4.35%, 11/15/47 (a)	425,000	354,671
4.55%, 02/20/48 (a)	406,000	348,965
4.25%, 10/26/49 (a)	1,100,000	897,765
2.55%, 11/13/50 (a)	450,000	264,195
3.70%, 03/15/52 (a)	500,000	367,440
6.25%, 11/15/53 (a)	425,000	457,597
5.55%, 02/22/54 (a)	750,000	739,822
3.90%, 03/15/62 (a)	375,000	270,337
6.40%, 11/15/63 (a)	200,000	216,998
5.65%, 02/22/64 (a)	500,000	489,555
Brown-Forman Corp.
4.00%, 04/15/38 (a)	155,000	135,241
4.50%, 07/15/45 (a)	175,000	154,203
Brunswick Corp.
2.40%, 08/18/31 (a)	160,000	127,902
4.40%, 09/15/32 (a)	160,000	142,555
5.10%, 04/01/52 (a)	100,000	78,097
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	240,000	229,670
3.75%, 09/25/27 (a)	300,000	286,755
2.75%, 05/14/31 (a)	350,000	299,932
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Campbell Soup Co.
5.30%, 03/20/26	200,000	199,618
5.20%, 03/19/27	150,000	150,305
4.15%, 03/15/28 (a)	200,000	193,842
2.38%, 04/24/30 (a)	250,000	215,538
5.40%, 03/21/34 (a)	300,000	298,494
4.80%, 03/15/48 (a)	265,000	231,697
3.13%, 04/24/50 (a)	25,000	16,292
Cardinal Health, Inc.
3.75%, 09/15/25 (a)	150,000	146,910
3.41%, 06/15/27 (a)	350,000	333,466
5.13%, 02/15/29 (a)	150,000	149,712
5.45%, 02/15/34 (a)	125,000	124,618
4.60%, 03/15/43	100,000	85,000
4.50%, 11/15/44 (a)	90,000	75,018
4.90%, 09/15/45 (a)	160,000	140,590
4.37%, 06/15/47 (a)	175,000	141,299
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	125,000	86,295
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	75,000	62,724
Cencora, Inc.
3.45%, 12/15/27 (a)	300,000	284,001
2.80%, 05/15/30 (a)	100,000	88,257
2.70%, 03/15/31 (a)	300,000	256,179
4.25%, 03/01/45 (a)	150,000	126,039
4.30%, 12/15/47 (a)	255,000	210,977
Children's Health System of Texas
2.51%, 08/15/50 (a)	175,000	107,513
Children's Hospital
2.93%, 07/15/50 (a)	125,000	80,313
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	84,371
2.59%, 02/01/50 (a)	175,000	109,405
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	87,006
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	150,000	98,081
CHRISTUS Health
4.34%, 07/01/28 (a)	150,000	146,285
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	350,000	332,426
5.60%, 11/15/32 (a)	150,000	155,813
5.00%, 06/15/52 (a)	205,000	190,841
Cigna Group
4.50%, 02/25/26 (a)	410,000	404,260
1.25%, 03/15/26 (a)	150,000	140,139
5.69%, 03/15/26 (a)	50,000	49,977
3.40%, 03/01/27 (a)	435,000	415,947
3.05%, 10/15/27 (a)	191,000	179,355
4.38%, 10/15/28 (a)	1,275,000	1,238,586
5.00%, 05/15/29 (a)	350,000	348,726
2.40%, 03/15/30 (a)	500,000	432,955
2.38%, 03/15/31 (a)	450,000	377,698
5.13%, 05/15/31 (a)	250,000	248,265
5.25%, 02/15/34 (a)	350,000	345,222
4.80%, 08/15/38 (a)	625,000	574,856
3.20%, 03/15/40 (a)	150,000	111,122
6.13%, 11/15/41	145,000	151,193
4.80%, 07/15/46 (a)	405,000	356,760
3.88%, 10/15/47 (a)	394,000	297,738
4.90%, 12/15/48 (a)	850,000	746,878
3.40%, 03/15/50 (a)	325,000	222,053
3.40%, 03/15/51 (a)	425,000	289,391
5.60%, 02/15/54 (a)	400,000	383,544
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
City of Hope
5.62%, 11/15/43	45,000	44,105
4.38%, 08/15/48 (a)	100,000	81,994
Cleveland Clinic Foundation
4.86%, 01/01/14	125,000	110,040
Clorox Co.
3.10%, 10/01/27 (a)	100,000	94,146
3.90%, 05/15/28 (a)	325,000	312,439
4.40%, 05/01/29 (a)	150,000	146,073
1.80%, 05/15/30 (a)	200,000	166,954
Coca-Cola Co.
3.38%, 03/25/27	400,000	386,368
2.90%, 05/25/27	150,000	142,329
1.45%, 06/01/27	500,000	457,030
1.00%, 03/15/28	400,000	351,224
2.13%, 09/06/29	275,000	242,228
3.45%, 03/25/30	400,000	374,328
1.65%, 06/01/30	450,000	377,608
2.00%, 03/05/31	255,000	213,863
1.38%, 03/15/31	400,000	321,508
2.25%, 01/05/32	500,000	421,540
5.00%, 05/13/34 (a)	250,000	250,967
2.50%, 06/01/40	350,000	245,966
2.88%, 05/05/41	100,000	73,580
4.20%, 03/25/50	150,000	128,631
2.60%, 06/01/50	485,000	302,160
3.00%, 03/05/51	525,000	355,036
2.50%, 03/15/51	450,000	273,271
5.30%, 05/13/54 (a)	200,000	198,844
2.75%, 06/01/60	325,000	197,428
5.40%, 05/13/64 (a)	200,000	198,490
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	175,000	171,182
5.45%, 06/01/34 (a)	200,000	201,942
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	290,000	257,671
1.85%, 09/01/32 (a)	200,000	155,106
5.25%, 11/26/43	200,000	197,164
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	300,000	285,804
3.25%, 08/15/32 (a)	250,000	223,810
4.60%, 03/01/33 (a)	300,000	294,984
4.00%, 08/15/45	200,000	167,942
3.70%, 08/01/47 (a)	87,000	69,120
CommonSpirit Health
6.07%, 11/01/27 (a)	150,000	153,551
3.35%, 10/01/29 (a)	350,000	321,048
5.21%, 12/01/31 (a)	200,000	197,328
4.35%, 11/01/42	480,000	407,285
3.82%, 10/01/49 (a)	220,000	168,073
4.19%, 10/01/49 (a)	275,000	220,954
3.91%, 10/01/50 (a)	235,000	178,797
6.46%, 11/01/52 (a)	175,000	193,874
Community Health Network, Inc.
3.10%, 05/01/50 (a)	165,000	108,636
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	250,000	247,047
1.38%, 11/01/27 (a)	400,000	352,568
7.00%, 10/01/28	110,000	117,094
4.85%, 11/01/28 (a)	400,000	393,324
8.25%, 09/15/30	50,000	57,455
5.30%, 11/01/38 (a)	300,000	282,765
5.40%, 11/01/48 (a)	230,000	212,251
Constellation Brands, Inc.
4.40%, 11/15/25 (a)	250,000	246,697
4.75%, 12/01/25	200,000	197,978
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.70%, 12/06/26 (a)	200,000	193,284
4.35%, 05/09/27 (a)	125,000	122,079
3.60%, 02/15/28 (a)	100,000	94,802
4.65%, 11/15/28 (a)	250,000	244,842
3.15%, 08/01/29 (a)	400,000	363,208
2.88%, 05/01/30 (a)	200,000	176,634
2.25%, 08/01/31 (a)	300,000	246,459
4.75%, 05/09/32 (a)	200,000	192,410
4.90%, 05/01/33 (a)	100,000	96,641
4.50%, 05/09/47 (a)	175,000	146,750
4.10%, 02/15/48 (a)	175,000	138,280
5.25%, 11/15/48 (a)	200,000	186,452
3.75%, 05/01/50 (a)	100,000	73,912
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	125,000	93,754
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	150,000	107,636
CVS Health Corp.
3.88%, 07/20/25 (a)	800,000	785,664
5.00%, 02/20/26 (a)	400,000	397,080
2.88%, 06/01/26 (a)	400,000	381,164
3.00%, 08/15/26 (a)	250,000	238,247
3.63%, 04/01/27 (a)	250,000	239,877
6.25%, 06/01/27	235,000	241,455
1.30%, 08/21/27 (a)	600,000	531,720
4.30%, 03/25/28 (a)	1,422,000	1,373,396
5.00%, 01/30/29 (a)	250,000	247,667
5.40%, 06/01/29 (a)	275,000	275,396
3.25%, 08/15/29 (a)	500,000	453,960
5.13%, 02/21/30 (a)	400,000	395,716
3.75%, 04/01/30 (a)	500,000	460,295
1.75%, 08/21/30 (a)	300,000	243,996
5.25%, 01/30/31 (a)	200,000	198,038
1.88%, 02/28/31 (a)	400,000	321,112
5.55%, 06/01/31 (a)	275,000	275,308
2.13%, 09/15/31 (a)	200,000	160,600
5.25%, 02/21/33 (a)	500,000	488,575
5.30%, 06/01/33 (a)	350,000	342,016
5.70%, 06/01/34 (a)	300,000	299,238
4.88%, 07/20/35 (a)	200,000	186,962
4.78%, 03/25/38 (a)	1,400,000	1,250,886
6.13%, 09/15/39	150,000	150,134
4.13%, 04/01/40 (a)	300,000	242,742
2.70%, 08/21/40 (a)	400,000	266,072
5.30%, 12/05/43 (a)	210,000	191,039
6.00%, 06/01/44 (a)	200,000	196,166
5.13%, 07/20/45 (a)	950,000	836,665
5.05%, 03/25/48 (a)	2,200,000	1,897,588
4.25%, 04/01/50 (a)	250,000	190,325
5.63%, 02/21/53 (a)	350,000	325,143
5.88%, 06/01/53 (a)	350,000	335,653
6.05%, 06/01/54 (a)	200,000	196,260
6.00%, 06/01/63 (a)	200,000	191,828
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	146,841
4.38%, 09/15/45 (a)	125,000	109,103
2.60%, 10/01/50 (a)	260,000	158,969
2.80%, 12/10/51 (a)	250,000	158,058
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	100,000	79,156
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	250,000	218,445
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	250,000	223,200
3.25%, 11/15/39 (a)	245,000	193,822
3.40%, 11/15/49 (a)	275,000	198,638
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Diageo Capital PLC
1.38%, 09/29/25 (a)	200,000	190,426
5.38%, 10/05/26 (a)	200,000	201,128
5.30%, 10/24/27 (a)	300,000	302,787
3.88%, 05/18/28 (a)	270,000	260,083
2.38%, 10/24/29 (a)	250,000	221,095
2.00%, 04/29/30 (a)	350,000	298,571
2.13%, 04/29/32 (a)	250,000	202,888
5.50%, 01/24/33 (a)	225,000	231,575
5.63%, 10/05/33 (a)	300,000	311,853
5.88%, 09/30/36	200,000	210,710
3.88%, 04/29/43 (a)	50,000	41,139
Diageo Investment Corp.
7.45%, 04/15/35	100,000	117,026
4.25%, 05/11/42	100,000	87,511
Dignity Health
4.50%, 11/01/42	175,000	152,787
5.27%, 11/01/64	50,000	45,769
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	161,712
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	200,000	193,426
Eli Lilly & Co.
5.00%, 02/27/26 (a)	250,000	249,802
4.50%, 02/09/27 (a)	300,000	297,534
5.50%, 03/15/27	75,000	76,370
3.10%, 05/15/27 (a)	150,000	143,277
4.50%, 02/09/29 (a)	300,000	297,561
3.38%, 03/15/29 (a)	350,000	331,005
4.70%, 02/27/33 (a)	300,000	295,092
4.70%, 02/09/34 (a)	400,000	392,504
3.70%, 03/01/45 (a)	125,000	100,603
3.95%, 05/15/47 (a)	150,000	125,799
3.95%, 03/15/49 (a)	350,000	286,219
2.25%, 05/15/50 (a)	425,000	248,378
4.88%, 02/27/53 (a)	200,000	187,696
5.00%, 02/09/54 (a)	400,000	382,828
4.15%, 03/15/59 (a)	225,000	184,199
2.50%, 09/15/60 (a)	425,000	238,442
4.95%, 02/27/63 (a)	200,000	186,120
5.10%, 02/09/64 (a)	400,000	381,592
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	350,000	334,432
4.38%, 05/15/28 (a)	220,000	215,648
2.38%, 12/01/29 (a)	200,000	175,544
2.60%, 04/15/30 (a)	250,000	219,333
4.65%, 05/15/33 (a)	200,000	193,336
4.38%, 06/15/45 (a)	175,000	149,053
4.15%, 03/15/47 (a)	150,000	122,649
3.13%, 12/01/49 (a)	325,000	217,695
5.15%, 05/15/53 (a)	150,000	140,631
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	200,000	166,606
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (a)	600,000	432,516
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	75,000	57,812
GE HealthCare Technologies, Inc.
5.60%, 11/15/25 (a)	400,000	400,400
5.65%, 11/15/27 (a)	525,000	532,318
5.86%, 03/15/30 (a)	350,000	359,929
5.91%, 11/22/32 (a)	500,000	516,250
6.38%, 11/22/52 (a)	300,000	326,124
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Mills, Inc.
5.24%, 11/18/25 (a)	100,000	99,723
3.20%, 02/10/27 (a)	400,000	381,284
4.20%, 04/17/28 (a)	325,000	314,886
2.88%, 04/15/30 (a)	350,000	310,464
2.25%, 10/14/31 (a)	200,000	164,564
4.95%, 03/29/33 (a)	300,000	292,548
4.70%, 04/17/48 (a)	50,000	43,801
3.00%, 02/01/51 (a)	501,000	320,269
Gilead Sciences, Inc.
3.65%, 03/01/26 (a)	800,000	778,120
2.95%, 03/01/27 (a)	200,000	189,894
1.20%, 10/01/27 (a)	300,000	266,061
1.65%, 10/01/30 (a)	50,000	41,211
5.25%, 10/15/33 (a)	300,000	302,328
4.60%, 09/01/35 (a)	175,000	165,398
4.00%, 09/01/36 (a)	300,000	264,747
5.65%, 12/01/41 (a)	325,000	326,953
4.80%, 04/01/44 (a)	675,000	609,241
4.50%, 02/01/45 (a)	525,000	454,025
4.75%, 03/01/46 (a)	660,000	588,793
4.15%, 03/01/47 (a)	575,000	467,808
2.80%, 10/01/50 (a)	500,000	313,895
5.55%, 10/15/53 (a)	200,000	199,876
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	275,000	257,592
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	500,000	482,920
5.38%, 04/15/34	130,000	134,648
6.38%, 05/15/38	775,000	855,507
4.20%, 03/18/43	175,000	149,695
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	200,000	140,356
4.21%, 07/01/48 (a)	100,000	84,873
2.88%, 09/01/50 (a)	100,000	65,671
4.50%, 07/01/57 (a)	95,000	82,096
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	500,000	477,230
3.38%, 03/24/29 (a)	350,000	325,122
3.63%, 03/24/32 (a)	500,000	448,285
4.00%, 03/24/52 (a)	300,000	238,092
Hartford HealthCare Corp.
3.45%, 07/01/54	140,000	100,832
Hasbro, Inc.
3.55%, 11/19/26 (a)	200,000	191,024
3.50%, 09/15/27 (a)	150,000	141,485
3.90%, 11/19/29 (a)	250,000	230,818
6.35%, 03/15/40	150,000	153,732
5.10%, 05/15/44 (a)	125,000	107,531
HCA, Inc.
5.88%, 02/15/26 (a)	365,000	365,697
5.25%, 06/15/26 (a)	400,000	398,488
5.38%, 09/01/26 (a)	300,000	299,289
4.50%, 02/15/27 (a)	350,000	342,184
3.13%, 03/15/27 (a)	350,000	330,823
5.20%, 06/01/28 (a)	350,000	348,712
5.63%, 09/01/28 (a)	400,000	403,768
5.88%, 02/01/29 (a)	300,000	305,697
3.38%, 03/15/29 (a)	150,000	137,910
4.13%, 06/15/29 (a)	575,000	544,715
3.50%, 09/01/30 (a)	750,000	676,987
5.45%, 04/01/31 (a)	300,000	299,922
2.38%, 07/15/31 (a)	310,000	254,770
3.63%, 03/15/32 (a)	500,000	440,620
5.50%, 06/01/33 (a)	300,000	297,621
5.60%, 04/01/34 (a)	400,000	397,536
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.13%, 06/15/39 (a)	225,000	208,429
4.38%, 03/15/42 (a)	160,000	131,491
5.50%, 06/15/47 (a)	450,000	415,786
5.25%, 06/15/49 (a)	550,000	490,534
3.50%, 07/15/51 (a)	450,000	301,437
4.63%, 03/15/52 (a)	600,000	485,136
5.90%, 06/01/53 (a)	250,000	243,910
6.00%, 04/01/54 (a)	400,000	394,968
Hershey Co.
2.30%, 08/15/26 (a)	310,000	292,845
2.45%, 11/15/29 (a)	100,000	88,861
1.70%, 06/01/30 (a)	55,000	46,055
3.13%, 11/15/49 (a)	225,000	154,235
2.65%, 06/01/50 (a)	165,000	103,346
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	175,000	137,228
Hormel Foods Corp.
4.80%, 03/30/27 (a)	150,000	149,535
1.70%, 06/03/28 (a)	210,000	186,623
1.80%, 06/11/30 (a)	250,000	210,128
3.05%, 06/03/51 (a)	170,000	112,543
Icon Investments Six DAC
5.81%, 05/08/27 (a)	200,000	202,012
5.85%, 05/08/29 (a)	200,000	203,226
Illumina, Inc.
5.75%, 12/13/27 (a)	150,000	151,448
2.55%, 03/23/31 (a)	175,000	144,968
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	140,000	114,664
2.85%, 11/01/51 (a)	50,000	32,992
Ingredion, Inc.
3.20%, 10/01/26 (a)	150,000	143,240
2.90%, 06/01/30 (a)	190,000	167,673
3.90%, 06/01/50 (a)	100,000	74,355
Inova Health System Foundation
4.07%, 05/15/52 (a)	150,000	125,001
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	140,000	104,240
Iowa Health System
Series 2020 3.67%, 02/15/50 (a)	150,000	114,480
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	202,220
6.25%, 02/01/29 (a)	200,000	205,680
J M Smucker Co.
5.90%, 11/15/28 (a)	300,000	309,054
2.38%, 03/15/30 (a)	200,000	173,160
2.13%, 03/15/32 (a)	150,000	120,159
6.20%, 11/15/33 (a)	300,000	315,216
4.25%, 03/15/35	200,000	179,166
6.50%, 11/15/43 (a)	200,000	210,804
4.38%, 03/15/45	175,000	146,549
3.55%, 03/15/50 (a)	100,000	69,006
6.50%, 11/15/53 (a)	290,000	311,895
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/34 (a)(d)	500,000	530,005
7.25%, 11/15/53 (a)(d)	275,000	298,408
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 01/15/27 (a)	300,000	279,039
5.13%, 02/01/28 (a)	280,000	276,856
5.50%, 01/15/30 (a)	430,000	423,877
3.75%, 12/01/31 (a)	200,000	175,226
3.63%, 01/15/32 (a)	235,000	203,249
3.00%, 05/15/32 (a)	325,000	266,874
5.75%, 04/01/33 (a)	500,000	498,215
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 02/02/52 (a)	325,000	241,355
6.50%, 12/01/52 (a)	370,000	368,753
Johnson & Johnson
0.55%, 09/01/25 (a)	270,000	256,378
2.45%, 03/01/26 (a)	500,000	480,315
2.95%, 03/03/27 (a)	300,000	287,232
0.95%, 09/01/27 (a)	450,000	401,103
2.90%, 01/15/28 (a)	350,000	330,900
4.80%, 06/01/29 (a)	300,000	302,343
6.95%, 09/01/29	100,000	110,759
1.30%, 09/01/30 (a)	575,000	474,841
4.90%, 06/01/31 (a)	300,000	303,045
4.95%, 05/15/33	175,000	179,183
4.38%, 12/05/33 (a)	250,000	245,570
3.55%, 03/01/36 (a)	317,000	277,730
3.63%, 03/03/37 (a)	600,000	523,578
5.95%, 08/15/37	300,000	326,835
3.40%, 01/15/38 (a)	300,000	252,414
5.85%, 07/15/38	232,000	250,811
2.10%, 09/01/40 (a)	350,000	233,877
4.50%, 09/01/40	50,000	47,102
4.85%, 05/15/41	250,000	243,867
4.50%, 12/05/43 (a)	200,000	187,084
3.70%, 03/01/46 (a)	575,000	462,748
3.75%, 03/03/47 (a)	300,000	241,254
3.50%, 01/15/48 (a)	175,000	134,166
2.25%, 09/01/50 (a)(c)	320,000	190,304
2.45%, 09/01/60 (a)	245,000	138,653
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	200,000	191,652
2.81%, 06/01/41 (a)	400,000	289,212
4.88%, 04/01/42	50,000	47,378
4.15%, 05/01/47 (a)	410,000	343,223
3.27%, 11/01/49 (a)	300,000	214,704
3.00%, 06/01/51 (a)	450,000	301,383
Kellanova
3.25%, 04/01/26	300,000	289,461
4.30%, 05/15/28 (a)	275,000	267,938
2.10%, 06/01/30 (a)	250,000	211,685
7.45%, 04/01/31	200,000	223,894
4.50%, 04/01/46	246,000	205,582
5.75%, 05/16/54 (a)	100,000	100,275
Kenvue, Inc.
5.35%, 03/22/26 (a)	200,000	200,562
5.05%, 03/22/28 (a)	350,000	351,956
5.00%, 03/22/30 (a)	200,000	200,822
4.90%, 03/22/33 (a)	400,000	395,776
5.10%, 03/22/43 (a)	275,000	265,708
5.05%, 03/22/53 (a)	400,000	377,656
5.20%, 03/22/63 (a)	200,000	189,330
Keurig Dr Pepper, Inc.
3.40%, 11/15/25 (a)	200,000	194,682
2.55%, 09/15/26 (a)	150,000	141,572
5.10%, 03/15/27 (a)	200,000	200,154
3.43%, 06/15/27 (a)	200,000	190,740
4.60%, 05/25/28 (a)	400,000	392,168
3.95%, 04/15/29 (a)	275,000	261,569
3.20%, 05/01/30 (a)	300,000	270,711
2.25%, 03/15/31 (a)	250,000	208,328
4.05%, 04/15/32 (a)	225,000	209,063
4.50%, 11/15/45 (a)	150,000	128,097
4.42%, 12/15/46 (a)	240,000	202,013
5.09%, 05/25/48 (a)	75,000	69,554
3.80%, 05/01/50 (a)	295,000	220,094
4.50%, 04/15/52 (a)	400,000	334,188
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kimberly-Clark Corp.
2.75%, 02/15/26	205,000	197,579
1.05%, 09/15/27 (a)	200,000	177,416
3.95%, 11/01/28 (a)	200,000	193,072
3.20%, 04/25/29 (a)	200,000	186,560
3.10%, 03/26/30 (a)	200,000	183,072
2.00%, 11/02/31 (a)	150,000	124,767
6.63%, 08/01/37	300,000	341,847
5.30%, 03/01/41	200,000	197,332
3.20%, 07/30/46 (a)	160,000	114,102
3.90%, 05/04/47 (a)	50,000	39,703
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	123,000	124,054
Koninklijke Philips NV
6.88%, 03/11/38	217,000	238,140
5.00%, 03/15/42	150,000	136,724
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	500,000	479,315
3.88%, 05/15/27 (a)	400,000	387,060
4.63%, 01/30/29 (a)	120,000	118,429
3.75%, 04/01/30 (a)	250,000	233,685
4.25%, 03/01/31 (a)	65,000	61,673
6.75%, 03/15/32	125,000	136,214
5.00%, 07/15/35 (a)	300,000	291,252
6.88%, 01/26/39	175,000	194,513
4.63%, 10/01/39 (a)	125,000	110,911
6.50%, 02/09/40	200,000	214,152
5.00%, 06/04/42	550,000	497,970
5.20%, 07/15/45 (a)	425,000	390,435
4.38%, 06/01/46 (a)	600,000	489,468
4.88%, 10/01/49 (a)	300,000	261,951
5.50%, 06/01/50 (a)	200,000	191,646
Kroger Co.
2.65%, 10/15/26 (a)	200,000	188,960
3.70%, 08/01/27 (a)	150,000	144,236
4.50%, 01/15/29 (a)	200,000	196,300
2.20%, 05/01/30 (a)	250,000	212,753
1.70%, 01/15/31 (a)	200,000	161,084
7.50%, 04/01/31	100,000	112,295
6.90%, 04/15/38	190,000	212,164
5.40%, 07/15/40 (a)	50,000	48,820
5.00%, 04/15/42 (a)	100,000	91,420
5.15%, 08/01/43 (a)	127,000	116,869
3.88%, 10/15/46 (a)	110,000	83,041
4.45%, 02/01/47 (a)	350,000	289,674
4.65%, 01/15/48 (a)	150,000	127,467
5.40%, 01/15/49 (a)	200,000	190,094
3.95%, 01/15/50 (a)	135,000	104,331
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (a)	96,000	89,261
3.60%, 09/01/27 (a)	200,000	191,086
2.95%, 12/01/29 (a)	250,000	223,450
2.70%, 06/01/31 (a)	150,000	128,495
4.70%, 02/01/45 (a)	250,000	219,948
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	78,483
3.19%, 07/01/49 (a)	100,000	70,341
4.12%, 07/01/55	100,000	81,644
3.34%, 07/01/60 (a)	190,000	127,718
Mattel, Inc.
5.45%, 11/01/41 (a)	90,000	80,709
Mayo Clinic
3.77%, 11/15/43	100,000	83,762
4.00%, 11/15/47	75,000	63,241
4.13%, 11/15/52	110,000	92,928
3.20%, 11/15/61 (a)	175,000	117,586
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
McCormick & Co., Inc.
0.90%, 02/15/26 (a)	150,000	139,719
3.40%, 08/15/27 (a)	250,000	237,762
2.50%, 04/15/30 (a)	200,000	173,560
4.20%, 08/15/47 (a)	250,000	208,385
McKesson Corp.
0.90%, 12/03/25 (a)	350,000	328,933
1.30%, 08/15/26 (a)	200,000	184,550
3.95%, 02/16/28 (a)	100,000	96,339
4.90%, 07/15/28 (a)	50,000	49,876
5.10%, 07/15/33 (a)	50,000	49,965
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	150,000	129,624
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	200,000	196,632
5.90%, 11/01/39	75,000	76,824
4.60%, 06/01/44 (a)	175,000	152,114
MedStar Health, Inc.
3.63%, 08/15/49	100,000	75,864
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	250,000	244,337
4.50%, 03/30/33 (a)	375,000	360,705
Medtronic, Inc.
4.38%, 03/15/35	550,000	518,419
4.63%, 03/15/45	500,000	452,770
Memorial Health Services
3.45%, 11/01/49 (a)	100,000	74,681
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130,000	125,281
2.96%, 01/01/50 (a)	150,000	101,627
4.13%, 07/01/52	120,000	99,631
4.20%, 07/01/55	140,000	116,551
Merck & Co., Inc.
0.75%, 02/24/26 (a)	350,000	326,938
1.70%, 06/10/27 (a)	450,000	413,163
1.90%, 12/10/28 (a)	300,000	266,910
3.40%, 03/07/29 (a)	505,000	476,831
4.30%, 05/17/30 (a)	200,000	195,022
1.45%, 06/24/30 (a)	350,000	289,709
2.15%, 12/10/31 (a)	500,000	416,050
4.50%, 05/17/33 (a)	400,000	386,732
6.50%, 12/01/33 (g)	285,000	317,051
3.90%, 03/07/39 (a)	250,000	216,050
2.35%, 06/24/40 (a)	300,000	205,002
3.60%, 09/15/42 (a)	215,000	170,441
4.15%, 05/18/43	350,000	298,420
4.90%, 05/17/44 (a)	300,000	281,967
3.70%, 02/10/45 (a)	500,000	392,930
4.00%, 03/07/49 (a)	450,000	364,423
2.45%, 06/24/50 (a)	350,000	208,663
2.75%, 12/10/51 (a)	575,000	359,789
5.00%, 05/17/53 (a)	400,000	376,872
2.90%, 12/10/61 (a)	400,000	239,864
5.15%, 05/17/63 (a)	300,000	285,390
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	95,000	99,346
5.75%, 11/15/36	100,000	106,231
Methodist Hospital
2.71%, 12/01/50 (a)	175,000	111,620
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	690,000	660,723
5.00%, 05/01/42	325,000	297,716
4.20%, 07/15/46 (a)	450,000	360,315
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mondelez International, Inc.
2.63%, 03/17/27 (a)	250,000	234,458
4.75%, 02/20/29 (a)	150,000	148,305
2.75%, 04/13/30 (a)	275,000	243,851
1.50%, 02/04/31 (a)	200,000	159,890
3.00%, 03/17/32 (a)	250,000	215,730
1.88%, 10/15/32 (a)	225,000	176,913
2.63%, 09/04/50 (a)	250,000	149,693
Montefiore Obligated Group
5.25%, 11/01/48	140,000	104,633
4.29%, 09/01/50	100,000	64,409
Mount Nittany Medical Center Obligated Group
3.80%, 11/15/52	125,000	97,288
Mount Sinai Hospital
3.98%, 07/01/48	150,000	117,440
3.74%, 07/01/49 (a)	100,000	72,902
3.39%, 07/01/50 (a)	100,000	66,303
MultiCare Health System
2.80%, 08/15/50 (a)	100,000	60,532
Mylan, Inc.
4.55%, 04/15/28 (a)	225,000	217,008
5.40%, 11/29/43 (a)	150,000	130,179
5.20%, 04/15/48 (a)	225,000	182,786
MyMichigan Health
3.41%, 06/01/50 (a)	100,000	71,152
New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	200,000	135,482
4.02%, 08/01/45	100,000	84,565
4.06%, 08/01/56	100,000	81,827
2.61%, 08/01/60 (a)	100,000	56,902
3.95%, 08/01/19 (a)	170,000	122,983
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	170,000	132,789
4.26%, 11/01/47 (a)	250,000	202,533
3.81%, 11/01/49 (a)	145,000	108,292
Northwestern Memorial Healthcare Obligated Group
2.63%, 07/15/51 (a)	125,000	80,249
Novant Health, Inc.
2.64%, 11/01/36 (a)	150,000	113,613
3.17%, 11/01/51 (a)	175,000	118,442
3.32%, 11/01/61 (a)	180,000	120,337
Novartis Capital Corp.
3.00%, 11/20/25 (a)	500,000	486,555
2.00%, 02/14/27 (a)	200,000	186,354
3.10%, 05/17/27 (a)	350,000	334,344
2.20%, 08/14/30 (a)	470,000	407,330
3.70%, 09/21/42	110,000	89,995
4.40%, 05/06/44	525,000	468,473
4.00%, 11/20/45 (a)	375,000	313,882
2.75%, 08/14/50 (a)	350,000	227,357
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	125,000	79,940
NYU Langone Hospitals
5.75%, 07/01/43	110,000	115,862
4.78%, 07/01/44	100,000	93,351
4.37%, 07/01/47 (a)	105,000	92,025
3.38%, 07/01/55 (a)	175,000	122,043
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	125,000	89,025
OhioHealth Corp.
2.30%, 11/15/31 (a)	135,000	112,965
2.83%, 11/15/41 (a)	100,000	72,679
3.04%, 11/15/50 (a)	150,000	105,230
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	100,000	83,101
3.33%, 10/01/50 (a)	100,000	73,457
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	125,000	117,939
4.79%, 11/15/48 (a)	55,000	48,502
3.22%, 11/15/50 (a)	200,000	132,548
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (a)	150,000	148,895
4.55%, 02/16/29 (a)	150,000	148,367
PepsiCo, Inc.
3.50%, 07/17/25 (a)	200,000	196,526
5.25%, 11/10/25	300,000	301,008
4.55%, 02/13/26 (a)	150,000	149,045
2.85%, 02/24/26 (a)	300,000	289,920
2.38%, 10/06/26 (a)	300,000	283,617
2.63%, 03/19/27 (a)	150,000	141,429
3.00%, 10/15/27 (a)	500,000	472,885
3.60%, 02/18/28 (a)	300,000	288,540
4.45%, 05/15/28 (a)	200,000	198,724
7.00%, 03/01/29	200,000	218,606
2.63%, 07/29/29 (a)	300,000	271,443
2.75%, 03/19/30 (a)	500,000	448,130
1.63%, 05/01/30 (a)	295,000	247,127
1.40%, 02/25/31 (a)	350,000	281,547
1.95%, 10/21/31 (a)	600,000	494,274
3.90%, 07/18/32 (a)	400,000	373,656
3.50%, 03/19/40 (a)	200,000	162,536
2.63%, 10/21/41 (a)	50,000	34,991
4.00%, 03/05/42	260,000	222,147
3.60%, 08/13/42	145,000	115,551
4.45%, 04/14/46 (a)	375,000	332,074
3.45%, 10/06/46 (a)	200,000	150,842
4.00%, 05/02/47 (a)	225,000	183,699
3.38%, 07/29/49 (a)	225,000	163,460
2.88%, 10/15/49 (a)	325,000	216,154
3.63%, 03/19/50 (a)	335,000	254,935
2.75%, 10/21/51 (a)	250,000	158,940
4.20%, 07/18/52 (a)	50,000	41,794
3.88%, 03/19/60 (a)	120,000	93,718
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26 (a)	900,000	888,858
4.45%, 05/19/28 (a)	1,100,000	1,081,212
4.65%, 05/19/30 (a)	800,000	789,840
4.75%, 05/19/33 (a)	1,350,000	1,316,223
5.11%, 05/19/43 (a)	850,000	808,656
5.30%, 05/19/53 (a)	1,600,000	1,545,728
5.34%, 05/19/63 (a)	1,000,000	944,650
Pfizer, Inc.
2.75%, 06/03/26	400,000	382,508
3.00%, 12/15/26	550,000	524,991
3.60%, 09/15/28 (a)	300,000	287,160
3.45%, 03/15/29 (a)	500,000	473,305
2.63%, 04/01/30 (a)	350,000	310,688
1.70%, 05/28/30 (a)	250,000	210,575
1.75%, 08/18/31 (a)	300,000	243,786
4.00%, 12/15/36	250,000	224,433
4.10%, 09/15/38 (a)	200,000	176,516
3.90%, 03/15/39 (a)	300,000	256,605
7.20%, 03/15/39	650,000	768,053
2.55%, 05/28/40 (a)	300,000	209,085
5.60%, 09/15/40	140,000	142,059
4.30%, 06/15/43	250,000	216,028
4.40%, 05/15/44	350,000	311,251
4.13%, 12/15/46	200,000	165,612
4.20%, 09/15/48 (a)	325,000	271,206
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 03/15/49 (a)	395,000	319,436
2.70%, 05/28/50 (a)	250,000	160,793
Pharmacia LLC
6.60%, 12/01/28	200,000	212,234
Philip Morris International, Inc.
3.38%, 08/11/25 (a)	150,000	146,648
5.00%, 11/17/25	300,000	298,578
4.88%, 02/13/26	600,000	595,632
2.75%, 02/25/26 (a)	255,000	244,448
0.88%, 05/01/26 (a)	250,000	230,995
3.13%, 08/17/27 (a)	50,000	47,266
5.13%, 11/17/27 (a)	500,000	500,085
4.88%, 02/15/28 (a)	600,000	595,290
3.13%, 03/02/28 (a)	250,000	233,295
5.25%, 09/07/28 (a)	100,000	100,862
4.88%, 02/13/29 (a)	250,000	247,357
3.38%, 08/15/29 (a)	200,000	184,930
5.63%, 11/17/29 (a)	400,000	408,636
5.13%, 02/15/30 (a)	600,000	598,338
2.10%, 05/01/30 (a)	250,000	212,130
5.50%, 09/07/30 (a)	200,000	202,810
1.75%, 11/01/30 (a)	450,000	366,885
5.13%, 02/13/31 (a)	250,000	246,900
5.75%, 11/17/32 (a)	400,000	408,932
5.38%, 02/15/33 (a)	450,000	447,574
5.63%, 09/07/33 (a)	200,000	202,014
5.25%, 02/13/34 (a)	500,000	490,825
6.38%, 05/16/38	400,000	430,272
4.38%, 11/15/41	250,000	210,850
4.50%, 03/20/42	250,000	214,005
3.88%, 08/21/42	250,000	195,260
4.13%, 03/04/43	250,000	201,235
4.88%, 11/15/43	310,000	274,409
4.25%, 11/10/44	350,000	283,762
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	175,000	142,090
2.86%, 01/01/52 (a)	100,000	64,168
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	200,000	182,134
3.50%, 03/01/32 (a)	425,000	360,026
6.25%, 07/01/33 (a)	250,000	254,110
6.88%, 05/15/34 (a)	200,000	212,726
Presbyterian Healthcare Services
4.88%, 08/01/52 (a)	100,000	95,458
Procter & Gamble Co.
0.55%, 10/29/25	300,000	283,032
4.10%, 01/26/26	200,000	197,556
2.70%, 02/02/26	45,000	43,459
1.00%, 04/23/26	250,000	233,573
2.45%, 11/03/26	350,000	331,681
1.90%, 02/01/27	250,000	232,840
2.80%, 03/25/27	200,000	190,232
2.85%, 08/11/27	200,000	189,060
3.95%, 01/26/28	275,000	269,288
3.00%, 03/25/30	470,000	432,720
1.20%, 10/29/30	375,000	305,512
1.95%, 04/23/31	325,000	276,643
2.30%, 02/01/32	275,000	236,517
4.05%, 01/26/33	250,000	239,922
4.55%, 01/29/34	225,000	221,011
5.80%, 08/15/34	125,000	135,829
5.55%, 03/05/37	115,000	121,753
3.55%, 03/25/40	210,000	175,722
3.50%, 10/25/47	150,000	118,527
3.60%, 03/25/50	150,000	118,973
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	210,000	184,514
3.74%, 10/01/47	192,000	147,681
3.93%, 10/01/48 (a)	150,000	116,900
2.70%, 10/01/51 (a)	150,000	88,925
Queen's Health Systems
4.81%, 07/01/52 (a)	100,000	93,595
Quest Diagnostics, Inc.
3.45%, 06/01/26 (a)	100,000	96,665
4.20%, 06/30/29 (a)	350,000	337,088
2.95%, 06/30/30 (a)	200,000	177,542
2.80%, 06/30/31 (a)	200,000	171,414
4.70%, 03/30/45 (a)	100,000	89,136
Rady Children's Hospital-San Diego
3.15%, 08/15/51 (a)	140,000	98,337
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	375,000	308,917
2.80%, 09/15/50 (a)	250,000	153,735
Revvity, Inc.
1.90%, 09/15/28 (a)	150,000	131,267
3.30%, 09/15/29 (a)	250,000	227,695
2.55%, 03/15/31 (a)	75,000	62,842
2.25%, 09/15/31 (a)	200,000	163,602
3.63%, 03/15/51 (a)	125,000	87,211
Reynolds American, Inc.
5.70%, 08/15/35 (a)	200,000	195,536
7.25%, 06/15/37	125,000	135,158
6.15%, 09/15/43	175,000	168,935
5.85%, 08/15/45 (a)	670,000	620,259
Royalty Pharma PLC
1.20%, 09/02/25 (a)	325,000	308,730
1.75%, 09/02/27 (a)	300,000	269,610
2.20%, 09/02/30 (a)	380,000	317,281
2.15%, 09/02/31 (a)	175,000	140,777
3.30%, 09/02/40 (a)	300,000	217,209
3.55%, 09/02/50 (a)	250,000	168,383
3.35%, 09/02/51 (a)	175,000	112,217
Rush Obligated Group
3.92%, 11/15/29 (a)	150,000	142,536
Sanofi SA
3.63%, 06/19/28 (a)	275,000	263,565
Seattle Children's Hospital
2.72%, 10/01/50 (a)	135,000	86,503
Sentara Healthcare
2.93%, 11/01/51 (a)	100,000	66,900
Sharp HealthCare
2.68%, 08/01/50 (a)	100,000	63,778
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	800,000	767,360
Smith & Nephew PLC
2.03%, 10/14/30 (a)	270,000	223,233
5.40%, 03/20/34 (a)	250,000	246,747
Solventum Corp.
5.45%, 02/25/27 (a)(d)	250,000	249,915
5.40%, 03/01/29 (a)(d)	400,000	398,892
5.45%, 03/13/31 (a)(d)	275,000	271,708
5.60%, 03/23/34 (a)(d)	450,000	441,895
5.90%, 04/30/54 (a)(d)	350,000	334,971
6.00%, 05/15/64 (a)(d)	150,000	142,917
SSM Health Care Corp.
4.89%, 06/01/28 (a)	200,000	199,206
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Stanford Health Care
3.31%, 08/15/30 (a)	50,000	45,608
3.80%, 11/15/48 (a)	150,000	120,342
3.03%, 08/15/51 (a)	150,000	102,816
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	200,000	170,558
3.75%, 03/15/51 (a)	200,000	145,898
Stryker Corp.
3.38%, 11/01/25 (a)	200,000	194,728
3.50%, 03/15/26 (a)	240,000	233,074
3.65%, 03/07/28 (a)	150,000	143,016
4.85%, 12/08/28 (a)	150,000	148,956
1.95%, 06/15/30 (a)	300,000	252,864
4.10%, 04/01/43 (a)	100,000	82,608
4.38%, 05/15/44 (a)	155,000	133,450
4.63%, 03/15/46 (a)	250,000	220,188
2.90%, 06/15/50 (a)	200,000	131,452
Summa Health
3.51%, 11/15/51 (a)	100,000	72,825
Sutter Health
1.32%, 08/15/25 (a)	200,000	191,096
2.29%, 08/15/30 (a)	250,000	215,098
3.16%, 08/15/40 (a)	150,000	113,772
4.09%, 08/15/48 (a)	280,000	231,860
3.36%, 08/15/50 (a)	200,000	143,866
Sysco Corp.
3.75%, 10/01/25 (a)	200,000	195,804
3.30%, 07/15/26 (a)	250,000	240,520
3.25%, 07/15/27 (a)	300,000	284,178
5.75%, 01/17/29 (a)	150,000	153,728
2.40%, 02/15/30 (a)	200,000	173,370
5.95%, 04/01/30 (a)	200,000	208,168
2.45%, 12/14/31 (a)	150,000	124,026
5.38%, 09/21/35	200,000	199,338
6.60%, 04/01/40 (a)	170,000	184,265
4.85%, 10/01/45 (a)	175,000	155,446
4.50%, 04/01/46 (a)	150,000	126,600
4.45%, 03/15/48 (a)	175,000	145,703
3.30%, 02/15/50 (a)	215,000	147,361
6.60%, 04/01/50 (a)	300,000	334,509
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	500,000	496,415
2.05%, 03/31/30 (a)	750,000	633,187
3.03%, 07/09/40 (a)	450,000	326,412
3.18%, 07/09/50 (a)	490,000	324,978
3.38%, 07/09/60 (a)	300,000	192,519
Texas Health Resources
2.33%, 11/15/50 (a)	100,000	58,960
4.33%, 11/15/55	100,000	85,979
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26 (a)	250,000	249,520
5.00%, 12/05/26 (a)	300,000	299,724
1.75%, 10/15/28 (a)	200,000	176,510
5.00%, 01/31/29 (a)	300,000	300,702
2.60%, 10/01/29 (a)	260,000	232,723
4.98%, 08/10/30 (a)	250,000	250,402
2.00%, 10/15/31 (a)	375,000	307,211
4.95%, 11/21/32 (a)	200,000	198,486
5.09%, 08/10/33 (a)	300,000	299,346
5.20%, 01/31/34 (a)	200,000	201,322
2.80%, 10/15/41 (a)	200,000	142,632
5.30%, 02/01/44 (a)	148,000	144,735
4.10%, 08/15/47 (a)	235,000	193,518
Toledo Hospital
5.75%, 11/15/38 (a)	145,000	145,033
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trinity Health Corp.
2.63%, 12/01/40 (a)	50,000	35,350
4.13%, 12/01/45	175,000	148,173
3.43%, 12/01/48	125,000	94,633
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	200,000	195,344
3.55%, 06/02/27 (a)	300,000	286,896
4.35%, 03/01/29 (a)	360,000	345,920
5.40%, 03/15/29 (a)	200,000	200,476
5.70%, 03/15/34 (a)	250,000	249,100
4.88%, 08/15/34 (a)	250,000	235,568
5.15%, 08/15/44 (a)	175,000	153,563
4.55%, 06/02/47 (a)	250,000	201,223
5.10%, 09/28/48 (a)	310,000	271,036
UMass Memorial Health Care Obligated Group
5.36%, 07/01/52 (a)	125,000	120,161
Unilever Capital Corp.
3.10%, 07/30/25	200,000	195,840
2.00%, 07/28/26	270,000	253,897
2.90%, 05/05/27 (a)	445,000	422,007
3.50%, 03/22/28 (a)	350,000	334,099
2.13%, 09/06/29 (a)	200,000	175,826
1.38%, 09/14/30 (a)	195,000	158,993
1.75%, 08/12/31 (a)	300,000	243,948
5.90%, 11/15/32	325,000	345,507
5.00%, 12/08/33 (a)	200,000	200,288
2.63%, 08/12/51 (a)	160,000	102,142
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	200,000	184,044
2.65%, 10/15/30 (a)	250,000	213,245
2.65%, 01/15/32 (a)	150,000	122,421
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	635,000	616,115
5.25%, 06/15/46 (a)	300,000	247,194
Viatris, Inc.
2.30%, 06/22/27 (a)	250,000	228,368
2.70%, 06/22/30 (a)	450,000	382,653
3.85%, 06/22/40 (a)	410,000	299,751
4.00%, 06/22/50 (a)	575,000	388,257
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	66,417
Whirlpool Corp.
4.75%, 02/26/29 (a)(c)	270,000	265,899
2.40%, 05/15/31 (a)	100,000	82,624
4.50%, 06/01/46 (a)	250,000	200,528
4.60%, 05/15/50 (a)	150,000	120,000
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	180,000	160,853
3.07%, 03/01/51 (a)	50,000	32,758
Wyeth LLC
6.50%, 02/01/34	385,000	423,088
6.00%, 02/15/36	300,000	319,287
5.95%, 04/01/37	550,000	579,689
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	150,000	90,459
Zimmer Biomet Holdings, Inc.
3.05%, 01/15/26 (a)	200,000	193,084
2.60%, 11/24/31 (a)	465,000	388,828
4.45%, 08/15/45 (a)	149,000	125,531
Zoetis, Inc.
4.50%, 11/13/25 (a)	225,000	222,386
3.00%, 09/12/27 (a)	340,000	319,144
3.90%, 08/20/28 (a)	220,000	210,091
2.00%, 05/15/30 (a)	250,000	210,755
4.70%, 02/01/43 (a)	375,000	334,916
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.95%, 09/12/47 (a)	175,000	136,896
4.45%, 08/20/48 (a)	150,000	127,955
3.00%, 05/15/50 (a)	115,000	75,304
		285,715,207
Energy 1.7%
Apache Corp.
4.38%, 10/15/28 (a)	105,000	99,690
4.25%, 01/15/30 (a)	175,000	162,554
6.00%, 01/15/37	150,000	148,520
5.10%, 09/01/40 (a)	265,000	226,721
5.25%, 02/01/42 (a)	140,000	121,072
4.75%, 04/15/43 (a)	160,000	128,006
5.35%, 07/01/49 (a)	120,000	100,595
Baker Hughes Holdings LLC
5.13%, 09/15/40	300,000	285,603
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
2.06%, 12/15/26 (a)	200,000	185,726
3.34%, 12/15/27 (a)	400,000	378,556
3.14%, 11/07/29 (a)	150,000	136,679
4.49%, 05/01/30 (a)	270,000	262,610
4.08%, 12/15/47 (a)	300,000	240,348
Boardwalk Pipelines LP
5.95%, 06/01/26 (a)	200,000	201,164
4.45%, 07/15/27 (a)	260,000	253,206
3.40%, 02/15/31 (a)	350,000	306,523
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	200,000	196,586
3.41%, 02/11/26 (a)	367,000	356,885
3.12%, 05/04/26 (a)	300,000	288,918
3.02%, 01/16/27 (a)	325,000	308,912
3.54%, 04/06/27 (a)	160,000	153,894
3.59%, 04/14/27 (a)	250,000	240,590
5.02%, 11/17/27 (a)	200,000	199,890
3.94%, 09/21/28 (a)	325,000	311,990
4.23%, 11/06/28 (a)	550,000	533,373
4.70%, 04/10/29 (a)	300,000	295,758
4.97%, 10/17/29 (a)	200,000	199,488
3.63%, 04/06/30 (a)	200,000	186,524
1.75%, 08/10/30 (a)	350,000	291,095
2.72%, 01/12/32 (a)	600,000	510,678
4.81%, 02/13/33 (a)	500,000	484,990
4.89%, 09/11/33 (a)	400,000	389,620
4.99%, 04/10/34 (a)	200,000	195,720
5.23%, 11/17/34 (a)	250,000	248,292
3.06%, 06/17/41 (a)	400,000	291,596
3.00%, 02/24/50 (a)	725,000	472,562
2.77%, 11/10/50 (a)	525,000	323,389
2.94%, 06/04/51 (a)	700,000	445,284
3.00%, 03/17/52 (a)	400,000	257,376
3.38%, 02/08/61 (a)	550,000	363,786
BP Capital Markets PLC
3.28%, 09/19/27 (a)	450,000	426,780
3.72%, 11/28/28 (a)	250,000	237,750
6.45%, 12/01/33 (a)(b)(h)	350,000	360,248
Burlington Resources LLC
7.20%, 08/15/31	100,000	112,463
7.40%, 12/01/31	35,000	39,835
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (a)	150,000	144,608
3.85%, 06/01/27 (a)	200,000	192,414
2.95%, 07/15/30 (a)	150,000	131,592
7.20%, 01/15/32	75,000	82,411
6.45%, 06/30/33	160,000	168,498
5.85%, 02/01/35	100,000	99,397
6.50%, 02/15/37	150,000	155,697
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.25%, 03/15/38	300,000	307,896
6.75%, 02/01/39	100,000	106,255
4.95%, 06/01/47 (a)	250,000	218,003
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	100,000	97,279
2.65%, 01/15/32 (a)	100,000	82,802
5.25%, 06/15/37 (a)	99,000	94,686
6.75%, 11/15/39	225,000	242,953
5.40%, 06/15/47 (a)	175,000	161,389
3.75%, 02/15/52 (a)	200,000	141,416
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	350,000	349,622
3.70%, 11/15/29 (a)	325,000	300,735
2.74%, 12/31/39 (a)	200,000	161,266
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	400,000	381,156
4.00%, 03/01/31 (a)	365,000	331,610
3.25%, 01/31/32 (a)	360,000	307,084
5.95%, 06/30/33 (a)	400,000	405,204
5.75%, 08/15/34 (a)(d)	300,000	300,387
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	500,000	485,620
5.65%, 04/15/34 (a)(d)	400,000	399,728
Chevron Corp.
3.33%, 11/17/25 (a)	50,000	48,860
2.95%, 05/16/26 (a)	625,000	601,644
2.00%, 05/11/27 (a)	100,000	92,429
2.24%, 05/11/30 (a)	500,000	433,120
3.08%, 05/11/50 (a)	310,000	211,997
Chevron USA, Inc.
0.69%, 08/12/25 (a)	350,000	333,410
1.02%, 08/12/27 (a)	260,000	231,260
3.85%, 01/15/28 (a)	150,000	145,641
3.25%, 10/15/29 (a)	50,000	46,446
6.00%, 03/01/41 (a)	70,000	74,981
5.25%, 11/15/43 (a)	110,000	109,390
2.34%, 08/12/50 (a)	210,000	122,092
Columbia Pipeline Group, Inc.
5.80%, 06/01/45 (a)	100,000	97,571
ConocoPhillips
5.90%, 10/15/32	100,000	105,653
6.50%, 02/01/39	500,000	550,480
4.88%, 10/01/47 (a)	340,000	310,879
ConocoPhillips Co.
6.95%, 04/15/29	500,000	542,260
5.05%, 09/15/33 (a)	300,000	297,576
3.76%, 03/15/42 (a)	400,000	317,808
4.30%, 11/15/44 (a)	200,000	170,078
3.80%, 03/15/52 (a)	300,000	224,592
5.30%, 05/15/53 (a)	250,000	237,695
5.55%, 03/15/54 (a)	150,000	147,864
4.03%, 03/15/62 (a)	550,000	414,843
5.70%, 09/15/63 (a)	250,000	249,555
Continental Resources, Inc.
4.38%, 01/15/28 (a)	300,000	288,408
4.90%, 06/01/44 (a)	200,000	163,814
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	200,000	192,462
4.38%, 03/15/29 (a)	150,000	143,435
5.60%, 03/15/34 (a)	100,000	99,979
DCP Midstream Operating LP
5.38%, 07/15/25 (a)	64,000	63,794
5.63%, 07/15/27 (a)	200,000	202,150
5.13%, 05/15/29 (a)	200,000	198,880
8.13%, 08/16/30	150,000	170,880
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 02/15/32 (a)	100,000	85,573
5.60%, 04/01/44 (a)	50,000	47,775
Devon Energy Corp.
5.85%, 12/15/25 (a)	150,000	150,402
5.25%, 10/15/27 (a)	100,000	99,718
5.88%, 06/15/28 (a)(d)	150,000	150,582
4.50%, 01/15/30 (a)	170,000	164,176
7.88%, 09/30/31	175,000	198,284
7.95%, 04/15/32	100,000	114,708
5.60%, 07/15/41 (a)	250,000	232,927
4.75%, 05/15/42 (a)	300,000	251,298
5.00%, 06/15/45 (a)	250,000	213,273
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	250,000	238,930
5.20%, 04/18/27 (a)	200,000	200,138
3.50%, 12/01/29 (a)	300,000	277,062
5.15%, 01/30/30 (a)	300,000	298,683
3.13%, 03/24/31 (a)	180,000	158,443
6.25%, 03/15/33 (a)	300,000	313,929
5.40%, 04/18/34 (a)	300,000	297,099
4.40%, 03/24/51 (a)	175,000	139,657
4.25%, 03/15/52 (a)	250,000	193,900
6.25%, 03/15/53 (a)	200,000	206,842
5.75%, 04/18/54 (a)	400,000	387,768
5.90%, 04/18/64 (a)	250,000	241,812
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	150,000	134,532
4.80%, 11/01/43 (a)(d)	110,000	96,991
4.60%, 12/15/44 (a)	150,000	126,843
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	150,000	150,410
7.50%, 04/15/38	115,000	131,788
5.50%, 09/15/40 (a)	200,000	191,086
7.38%, 10/15/45 (a)	240,000	273,946
Enbridge, Inc.
1.60%, 10/04/26 (a)	150,000	138,140
5.90%, 11/15/26 (a)	200,000	202,336
4.25%, 12/01/26 (a)	300,000	292,986
5.25%, 04/05/27 (a)	200,000	200,054
3.70%, 07/15/27 (a)	225,000	215,717
6.00%, 11/15/28 (a)	200,000	206,072
5.30%, 04/05/29 (a)	200,000	200,400
3.13%, 11/15/29 (a)	350,000	316,298
6.20%, 11/15/30 (a)	200,000	210,106
5.70%, 03/08/33 (a)	700,000	705,950
2.50%, 08/01/33 (a)	425,000	337,531
5.63%, 04/05/34 (a)	200,000	199,756
4.50%, 06/10/44 (a)	280,000	232,042
5.50%, 12/01/46 (a)	150,000	144,588
4.00%, 11/15/49 (a)	150,000	113,819
3.40%, 08/01/51 (a)	100,000	67,936
6.70%, 11/15/53 (a)	350,000	382,431
5.95%, 04/05/54 (a)	200,000	198,594
Energy Transfer LP
5.95%, 12/01/25 (a)	125,000	125,393
4.75%, 01/15/26 (a)	200,000	197,710
6.05%, 12/01/26 (a)	350,000	354,781
4.40%, 03/15/27 (a)	200,000	195,160
4.20%, 04/15/27 (a)	250,000	242,600
5.50%, 06/01/27 (a)	275,000	275,902
4.00%, 10/01/27 (a)	200,000	192,046
5.55%, 02/15/28 (a)	250,000	252,127
4.95%, 05/15/28 (a)	250,000	246,465
4.95%, 06/15/28 (a)	350,000	345,502
5.25%, 04/15/29 (a)	500,000	499,435
5.25%, 07/01/29 (a)	250,000	248,565
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 09/15/29 (a)	200,000	189,542
3.75%, 05/15/30 (a)	250,000	230,052
6.40%, 12/01/30 (a)	400,000	420,560
5.75%, 02/15/33 (a)	425,000	428,855
6.55%, 12/01/33 (a)	400,000	423,468
5.55%, 05/15/34 (a)	300,000	296,340
5.60%, 09/01/34 (a)	350,000	347,256
4.90%, 03/15/35 (a)	275,000	256,028
6.63%, 10/15/36	150,000	158,741
7.50%, 07/01/38	150,000	170,939
6.05%, 06/01/41 (a)	200,000	196,674
6.50%, 02/01/42 (a)	350,000	362,862
6.10%, 02/15/42	100,000	98,641
4.95%, 01/15/43 (a)	100,000	85,970
5.15%, 02/01/43 (a)	265,000	232,389
5.95%, 10/01/43 (a)	173,000	168,005
5.30%, 04/01/44 (a)	150,000	134,559
5.00%, 05/15/44 (a)	75,000	64,927
5.15%, 03/15/45 (a)	300,000	264,147
5.35%, 05/15/45 (a)	150,000	134,454
6.13%, 12/15/45 (a)	300,000	294,231
5.30%, 04/15/47 (a)	300,000	266,208
5.40%, 10/01/47 (a)	400,000	358,152
6.00%, 06/15/48 (a)	310,000	299,317
6.25%, 04/15/49 (a)	500,000	498,600
5.00%, 05/15/50 (a)	550,000	467,912
5.95%, 05/15/54 (a)	400,000	387,748
6.05%, 09/01/54 (a)	350,000	343,322
Eni USA, Inc.
7.30%, 11/15/27	100,000	106,113
EnLink Midstream LLC
5.38%, 06/01/29 (a)	155,000	151,486
EnLink Midstream Partners LP
4.85%, 07/15/26 (a)	200,000	196,454
5.60%, 04/01/44 (a)	100,000	88,656
5.05%, 04/01/45 (a)	100,000	82,004
5.45%, 06/01/47 (a)	150,000	130,221
Enterprise Products Operating LLC
5.05%, 01/10/26	200,000	199,560
3.70%, 02/15/26 (a)	150,000	146,259
4.60%, 01/11/27 (a)	300,000	297,180
3.95%, 02/15/27 (a)	175,000	170,146
4.15%, 10/16/28 (a)	300,000	290,079
3.13%, 07/31/29 (a)	300,000	274,743
2.80%, 01/31/30 (a)	400,000	357,552
5.35%, 01/31/33 (a)	300,000	302,748
6.88%, 03/01/33	150,000	166,850
4.85%, 01/31/34 (a)	200,000	194,334
6.65%, 10/15/34	100,000	110,089
7.55%, 04/15/38	150,000	177,662
6.13%, 10/15/39	175,000	184,749
6.45%, 09/01/40	170,000	182,578
5.95%, 02/01/41	250,000	257,675
5.70%, 02/15/42	175,000	175,289
4.85%, 08/15/42 (a)	245,000	221,764
4.45%, 02/15/43 (a)	300,000	257,904
4.85%, 03/15/44 (a)	400,000	361,400
5.10%, 02/15/45 (a)	350,000	325,363
4.90%, 05/15/46 (a)	250,000	225,550
4.25%, 02/15/48 (a)	300,000	245,502
4.80%, 02/01/49 (a)	350,000	310,107
4.20%, 01/31/50 (a)	390,000	314,168
3.70%, 01/31/51 (a)	225,000	166,604
3.20%, 02/15/52 (a)	300,000	200,025
3.30%, 02/15/53 (a)	250,000	169,070
4.95%, 10/15/54 (a)	75,000	66,542
3.95%, 01/31/60 (a)	300,000	222,084
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 08/16/77 (a)(b)	275,000	263,642
5.38%, 02/15/78 (a)(b)	210,000	196,573
EOG Resources, Inc.
4.15%, 01/15/26 (a)	250,000	246,370
4.38%, 04/15/30 (a)	250,000	244,202
3.90%, 04/01/35 (a)	165,000	147,896
4.95%, 04/15/50 (a)	125,000	114,896
EQT Corp.
3.90%, 10/01/27 (a)	350,000	334,624
5.70%, 04/01/28 (a)	150,000	151,455
5.00%, 01/15/29 (a)	100,000	98,164
7.50%, 02/01/30 (a)(g)	200,000	212,298
5.75%, 02/01/34 (a)	150,000	148,523
Exxon Mobil Corp.
3.04%, 03/01/26 (a)	750,000	725,797
2.28%, 08/16/26 (a)	330,000	312,216
3.29%, 03/19/27 (a)	300,000	289,944
2.44%, 08/16/29 (a)	250,000	223,572
3.48%, 03/19/30 (a)	550,000	513,012
2.61%, 10/15/30 (a)	600,000	526,758
3.00%, 08/16/39 (a)	205,000	156,075
4.23%, 03/19/40 (a)	550,000	484,561
3.57%, 03/06/45 (a)	300,000	229,107
4.11%, 03/01/46 (a)	750,000	619,807
3.10%, 08/16/49 (a)	475,000	322,606
4.33%, 03/19/50 (a)	675,000	569,308
3.45%, 04/15/51 (a)	750,000	541,912
Halliburton Co.
2.92%, 03/01/30 (a)	300,000	268,440
4.85%, 11/15/35 (a)	375,000	357,022
6.70%, 09/15/38	350,000	385,241
7.45%, 09/15/39	300,000	355,197
4.75%, 08/01/43 (a)	225,000	198,227
5.00%, 11/15/45 (a)	550,000	498,272
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	350,000	291,980
Hess Corp.
4.30%, 04/01/27 (a)	200,000	195,082
7.88%, 10/01/29	175,000	196,154
7.30%, 08/15/31	163,000	182,038
7.13%, 03/15/33	175,000	196,637
6.00%, 01/15/40	225,000	232,942
5.60%, 02/15/41	350,000	349,615
5.80%, 04/01/47 (a)	150,000	152,012
HF Sinclair Corp.
5.88%, 04/01/26 (a)	200,000	200,480
6.38%, 04/15/27 (a)(d)	150,000	150,444
5.00%, 02/01/28 (a)(d)	100,000	97,076
4.50%, 10/01/30 (a)	125,000	117,454
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	100,000	110,891
7.75%, 03/15/32	100,000	112,773
7.30%, 08/15/33	175,000	194,486
5.80%, 03/15/35	150,000	151,083
6.50%, 02/01/37	250,000	262,137
6.95%, 01/15/38	350,000	380,310
6.50%, 09/01/39	200,000	207,678
6.55%, 09/15/40	150,000	154,967
7.50%, 11/15/40	150,000	169,013
6.38%, 03/01/41	185,000	188,334
5.63%, 09/01/41	100,000	94,408
5.00%, 08/15/42 (a)	100,000	87,613
4.70%, 11/01/42 (a)	150,000	126,128
5.00%, 03/01/43 (a)	250,000	218,493
5.50%, 03/01/44 (a)	290,000	268,752
5.40%, 09/01/44 (a)	100,000	91,714
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	390,000	378,897
5.00%, 02/01/29 (a)	300,000	296,793
2.00%, 02/15/31 (a)	375,000	307,372
7.80%, 08/01/31	300,000	339,750
7.75%, 01/15/32	250,000	282,615
4.80%, 02/01/33 (a)	250,000	237,020
5.20%, 06/01/33 (a)	100,000	97,129
5.40%, 02/01/34 (a)	300,000	295,554
5.30%, 12/01/34 (a)	150,000	145,506
5.55%, 06/01/45 (a)	525,000	490,476
5.05%, 02/15/46 (a)	250,000	219,183
5.20%, 03/01/48 (a)	246,000	218,532
3.25%, 08/01/50 (a)	275,000	176,003
5.45%, 08/01/52 (a)	225,000	207,293
Marathon Oil Corp.
4.40%, 07/15/27 (a)	300,000	293,760
5.30%, 04/01/29 (a)	150,000	150,722
6.80%, 03/15/32	88,000	95,843
5.70%, 04/01/34 (a)	150,000	152,798
6.60%, 10/01/37	250,000	271,185
5.20%, 06/01/45 (a)	175,000	161,361
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	200,000	199,382
3.80%, 04/01/28 (a)	100,000	95,365
6.50%, 03/01/41 (a)	375,000	390,427
4.75%, 09/15/44 (a)	275,000	235,056
4.50%, 04/01/48 (a)	195,000	157,164
5.00%, 09/15/54 (a)	100,000	85,154
MPLX LP
1.75%, 03/01/26 (a)	450,000	423,144
4.13%, 03/01/27 (a)	400,000	388,648
4.25%, 12/01/27 (a)	246,000	238,261
4.00%, 03/15/28 (a)	275,000	263,216
4.80%, 02/15/29 (a)	250,000	245,250
2.65%, 08/15/30 (a)	450,000	388,017
4.95%, 09/01/32 (a)	275,000	263,172
5.00%, 03/01/33 (a)	350,000	334,747
5.50%, 06/01/34 (a)	400,000	394,044
4.50%, 04/15/38 (a)	500,000	436,645
5.20%, 03/01/47 (a)	300,000	268,983
5.20%, 12/01/47 (a)	150,000	132,441
4.70%, 04/15/48 (a)	475,000	394,478
5.50%, 02/15/49 (a)	425,000	392,951
4.95%, 03/14/52 (a)	425,000	361,195
4.90%, 04/15/58 (a)	140,000	115,511
National Fuel Gas Co.
5.20%, 07/15/25 (a)	150,000	149,052
5.50%, 01/15/26 (a)	175,000	174,472
3.95%, 09/15/27 (a)	200,000	191,324
4.75%, 09/01/28 (a)	100,000	97,275
2.95%, 03/01/31 (a)	70,000	58,750
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	250,000	242,307
NOV, Inc.
3.60%, 12/01/29 (a)	150,000	138,066
3.95%, 12/01/42 (a)	325,000	246,893
Occidental Petroleum Corp.
5.88%, 09/01/25 (a)	200,000	200,320
5.55%, 03/15/26 (a)	250,000	249,662
8.50%, 07/15/27 (a)	250,000	267,830
8.88%, 07/15/30 (a)	350,000	403,651
6.63%, 09/01/30 (a)	350,000	367,136
6.13%, 01/01/31 (a)	400,000	409,920
7.50%, 05/01/31	250,000	275,592
7.88%, 09/15/31	175,000	196,119
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.45%, 09/15/36	450,000	469,953
7.95%, 06/15/39	140,000	161,914
6.20%, 03/15/40	200,000	200,092
6.60%, 03/15/46 (a)	250,000	260,767
4.40%, 04/15/46 (a)	150,000	117,957
4.20%, 03/15/48 (a)	100,000	76,078
ONEOK Partners LP
6.65%, 10/01/36	135,000	142,996
6.85%, 10/15/37	175,000	188,253
6.13%, 02/01/41 (a)	200,000	200,202
6.20%, 09/15/43 (a)	150,000	150,882
ONEOK, Inc.
2.20%, 09/15/25 (a)	150,000	144,153
5.85%, 01/15/26 (a)	200,000	201,024
5.00%, 03/01/26 (a)	25,000	24,799
5.55%, 11/01/26 (a)	250,000	251,097
4.00%, 07/13/27 (a)	150,000	144,921
4.55%, 07/15/28 (a)	225,000	219,562
4.35%, 03/15/29 (a)	230,000	221,676
3.40%, 09/01/29 (a)	250,000	229,382
3.10%, 03/15/30 (a)	250,000	223,642
3.25%, 06/01/30 (a)	150,000	135,075
5.80%, 11/01/30 (a)	200,000	204,764
6.35%, 01/15/31 (a)	200,000	209,734
6.10%, 11/15/32 (a)	300,000	310,350
6.05%, 09/01/33 (a)	100,000	103,028
6.00%, 06/15/35	100,000	102,460
5.15%, 10/15/43 (a)	150,000	136,035
4.25%, 09/15/46 (a)	150,000	117,662
4.95%, 07/13/47 (a)	175,000	150,252
4.20%, 10/03/47 (a)	100,000	77,197
5.20%, 07/15/48 (a)	300,000	266,322
4.85%, 02/01/49 (a)	134,000	113,692
4.45%, 09/01/49 (a)	200,000	157,662
3.95%, 03/01/50 (a)	250,000	183,223
4.50%, 03/15/50 (a)	100,000	79,235
7.15%, 01/15/51 (a)	100,000	110,999
6.63%, 09/01/53 (a)	500,000	534,210
Ovintiv, Inc.
5.38%, 01/01/26 (a)	175,000	174,206
5.65%, 05/15/28 (a)	200,000	202,342
7.20%, 11/01/31	100,000	107,999
7.38%, 11/01/31	200,000	217,668
6.25%, 07/15/33 (a)	200,000	206,302
6.50%, 08/15/34	250,000	261,682
6.63%, 08/15/37	100,000	104,251
6.50%, 02/01/38	200,000	205,824
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	50,000	47,077
5.15%, 11/15/29 (a)	250,000	242,962
7.15%, 10/01/33 (a)	50,000	53,035
Phillips 66
1.30%, 02/15/26 (a)	200,000	187,336
3.90%, 03/15/28 (a)	200,000	191,758
2.15%, 12/15/30 (a)	250,000	209,110
4.65%, 11/15/34 (a)	150,000	139,568
5.88%, 05/01/42	400,000	403,368
4.88%, 11/15/44 (a)	425,000	376,452
3.30%, 03/15/52 (a)	325,000	212,927
Phillips 66 Co.
4.95%, 12/01/27 (a)	200,000	199,510
3.75%, 03/01/28 (a)	350,000	334,082
3.15%, 12/15/29 (a)	395,000	358,040
5.25%, 06/15/31 (a)	100,000	99,667
4.68%, 02/15/45 (a)	185,000	158,025
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 10/01/46 (a)	315,000	278,321
5.65%, 06/15/54 (a)	150,000	144,195
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	250,000	234,700
5.10%, 03/29/26	290,000	289,577
1.90%, 08/15/30 (a)	380,000	318,417
2.15%, 01/15/31 (a)	250,000	210,083
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (a)	350,000	345,317
4.50%, 12/15/26 (a)	160,000	156,600
3.55%, 12/15/29 (a)	150,000	137,070
3.80%, 09/15/30 (a)	200,000	182,880
5.70%, 09/15/34 (a)	100,000	99,099
6.65%, 01/15/37	250,000	262,992
5.15%, 06/01/42 (a)	200,000	177,498
4.30%, 01/31/43 (a)	150,000	118,443
4.70%, 06/15/44 (a)	100,000	82,519
4.90%, 02/15/45 (a)	200,000	169,922
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (a)	450,000	451,998
5.00%, 03/15/27 (a)	420,000	416,737
4.20%, 03/15/28 (a)	450,000	434,461
4.50%, 05/15/30 (a)	525,000	503,832
5.90%, 09/15/37 (a)	150,000	153,864
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	200,000	190,902
Schlumberger Investment SA
4.50%, 05/15/28 (a)	200,000	196,922
2.65%, 06/26/30 (a)	325,000	286,461
Shell International Finance BV
2.88%, 05/10/26	500,000	480,550
2.50%, 09/12/26	300,000	284,127
3.88%, 11/13/28 (a)	500,000	479,920
2.38%, 11/07/29 (a)	400,000	352,980
2.75%, 04/06/30 (a)	500,000	446,100
4.13%, 05/11/35	450,000	412,798
6.38%, 12/15/38	700,000	772,142
5.50%, 03/25/40	25,000	25,197
2.88%, 11/26/41 (a)	140,000	99,833
3.63%, 08/21/42	250,000	196,993
4.55%, 08/12/43	375,000	334,335
4.38%, 05/11/45	825,000	705,433
4.00%, 05/10/46	625,000	503,675
3.75%, 09/12/46	400,000	309,728
3.13%, 11/07/49 (a)	520,000	353,959
3.25%, 04/06/50 (a)	650,000	452,101
3.00%, 11/26/51 (a)	275,000	180,221
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	150,000	143,645
5.95%, 09/25/43 (a)	200,000	199,398
4.50%, 03/15/45 (a)	100,000	81,593
Suncor Energy, Inc.
7.15%, 02/01/32	50,000	54,753
5.95%, 12/01/34	150,000	153,347
6.80%, 05/15/38	235,000	251,102
6.50%, 06/15/38	370,000	387,934
6.85%, 06/01/39	200,000	215,926
4.00%, 11/15/47 (a)	205,000	154,254
3.75%, 03/04/51 (a)	275,000	197,654
Targa Resources Corp.
5.20%, 07/01/27 (a)	225,000	224,615
6.15%, 03/01/29 (a)	250,000	258,170
4.20%, 02/01/33 (a)	250,000	225,157
6.13%, 03/15/33 (a)	250,000	257,432
6.50%, 03/30/34 (a)	250,000	264,745
4.95%, 04/15/52 (a)	225,000	191,642
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.25%, 07/01/52 (a)	150,000	151,962
6.50%, 02/15/53 (a)	250,000	262,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	405,000	408,301
5.00%, 01/15/28 (a)	150,000	146,871
5.50%, 03/01/30 (a)	200,000	198,898
4.88%, 02/01/31 (a)	350,000	333,984
4.00%, 01/15/32 (a)	350,000	314,517
TC PipeLines LP
3.90%, 05/25/27 (a)	100,000	95,831
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	100,000	104,196
Texas Eastern Transmission LP
7.00%, 07/15/32	150,000	164,015
Tosco Corp.
8.13%, 02/15/30	200,000	231,714
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	406,000	381,254
2.83%, 01/10/30 (a)	450,000	403,767
2.99%, 06/29/41 (a)	250,000	181,883
3.46%, 07/12/49 (a)	300,000	218,493
3.13%, 05/29/50 (a)	700,000	474,040
3.39%, 06/29/60 (a)	280,000	188,905
TotalEnergies Capital SA
3.88%, 10/11/28	275,000	264,099
5.15%, 04/05/34 (a)	300,000	300,504
5.49%, 04/05/54 (a)	400,000	394,984
5.64%, 04/05/64 (a)	300,000	297,846
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	335,000	332,387
6.20%, 03/09/26 (a)	250,000	250,235
4.25%, 05/15/28 (a)	500,000	483,695
4.10%, 04/15/30 (a)	150,000	141,630
2.50%, 10/12/31 (a)	150,000	125,783
4.63%, 03/01/34 (a)	450,000	422,505
5.85%, 03/15/36	150,000	151,017
6.20%, 10/15/37	290,000	299,616
4.75%, 05/15/38 (a)	205,000	187,993
7.25%, 08/15/38	200,000	226,402
7.63%, 01/15/39	300,000	350,301
6.10%, 06/01/40	260,000	265,262
5.00%, 10/16/43 (a)	160,000	143,918
4.88%, 05/15/48 (a)	300,000	264,282
5.10%, 03/15/49 (a)	300,000	272,985
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	257,312
4.00%, 03/15/28 (a)	150,000	143,889
3.25%, 05/15/30 (a)	250,000	225,522
5.40%, 08/15/41 (a)	135,000	131,383
4.45%, 08/01/42 (a)	125,000	109,204
4.60%, 03/15/48 (a)	190,000	161,897
Valero Energy Corp.
2.15%, 09/15/27 (a)	200,000	182,292
4.35%, 06/01/28 (a)	150,000	145,251
4.00%, 04/01/29 (a)	150,000	142,799
2.80%, 12/01/31 (a)	200,000	169,820
7.50%, 04/15/32	175,000	197,780
6.63%, 06/15/37	400,000	427,096
4.90%, 03/15/45	200,000	179,818
3.65%, 12/01/51 (a)	225,000	155,808
4.00%, 06/01/52 (a)	155,000	113,840
Valero Energy Partners LP
4.50%, 03/15/28 (a)	160,000	155,992
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Western Midstream Operating LP
4.65%, 07/01/26 (a)	250,000	245,322
4.50%, 03/01/28 (a)	150,000	144,617
4.75%, 08/15/28 (a)	200,000	195,252
4.05%, 02/01/30 (a)(e)	400,000	372,316
5.45%, 04/01/44 (a)	200,000	179,306
5.30%, 03/01/48 (a)	125,000	107,521
5.50%, 08/15/48 (a)	135,000	116,984
5.25%, 02/01/50 (a)(e)	300,000	261,357
Williams Cos., Inc.
4.00%, 09/15/25 (a)	200,000	196,330
3.75%, 06/15/27 (a)	500,000	480,145
5.30%, 08/15/28 (a)	250,000	250,817
4.90%, 03/15/29 (a)	400,000	394,464
3.50%, 11/15/30 (a)	350,000	317,401
7.50%, 01/15/31	200,000	220,732
2.60%, 03/15/31 (a)	500,000	422,905
8.75%, 03/15/32	150,000	179,282
4.65%, 08/15/32 (a)	25,000	23,779
5.65%, 03/15/33 (a)	150,000	151,572
5.15%, 03/15/34 (a)	200,000	195,212
6.30%, 04/15/40	275,000	285,469
5.80%, 11/15/43 (a)	150,000	146,060
5.40%, 03/04/44 (a)	210,000	198,387
5.75%, 06/24/44 (a)	200,000	196,028
4.90%, 01/15/45 (a)	175,000	153,325
5.10%, 09/15/45 (a)	310,000	280,007
4.85%, 03/01/48 (a)	250,000	216,633
3.50%, 10/15/51 (a)	225,000	156,107
5.30%, 08/15/52 (a)	225,000	208,649
		128,718,145
Industrial Other 0.1%
American University
3.67%, 04/01/49	175,000	137,266
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	100,000	102,837
California Institute of Technology
4.32%, 08/01/45	100,000	89,313
4.70%, 11/01/11	115,000	98,675
3.65%, 09/01/19 (a)	150,000	100,760
Case Western Reserve University
5.41%, 06/01/22 (a)	110,000	105,028
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	300,000	288,930
4.00%, 05/01/32 (a)	225,000	211,360
Claremont Mckenna College
3.78%, 01/01/22 (a)	95,000	63,487
Duke University
2.68%, 10/01/44	165,000	121,204
2.76%, 10/01/50	100,000	66,179
2.83%, 10/01/55	200,000	130,666
Emory University
2.14%, 09/01/30 (a)	235,000	200,728
2.97%, 09/01/50 (a)	50,000	34,407
George Washington University
4.30%, 09/15/44	125,000	112,211
4.87%, 09/15/45	100,000	95,546
4.13%, 09/15/48 (a)	225,000	191,515
Georgetown University
4.32%, 04/01/49 (a)	126,000	109,387
2.94%, 04/01/50 (a)	140,000	94,241
5.22%, 10/01/18 (a)	125,000	115,731
Howard University
5.21%, 10/01/52 (a)	125,000	112,291
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	300,000	309,651
Johns Hopkins University
4.71%, 07/01/32 (a)	100,000	98,349
4.08%, 07/01/53	100,000	85,019
2.81%, 01/01/60 (a)	145,000	92,226
Leland Stanford Junior University
1.29%, 06/01/27 (a)	100,000	90,539
3.65%, 05/01/48 (a)	210,000	169,785
2.41%, 06/01/50 (a)	175,000	110,498
Massachusetts Institute of Technology
3.96%, 07/01/38	100,000	91,600
2.99%, 07/01/50 (a)	200,000	140,950
2.29%, 07/01/51 (a)	175,000	105,536
3.07%, 04/01/52 (a)	175,000	124,665
5.60%, 07/01/11	200,000	211,876
4.68%, 07/01/14	155,000	137,660
3.89%, 07/01/16	150,000	110,607
Northeastern University
2.89%, 10/01/50	100,000	68,192
Northwestern University
4.64%, 12/01/44	150,000	142,683
2.64%, 12/01/50 (a)	100,000	65,786
3.66%, 12/01/57 (a)	110,000	83,727
President & Fellows of Harvard College
4.88%, 10/15/40	50,000	48,807
3.15%, 07/15/46 (a)	232,000	171,838
2.52%, 10/15/50 (a)	100,000	63,254
3.75%, 11/15/52 (a)	240,000	193,812
3.30%, 07/15/56 (a)	150,000	108,124
Quanta Services, Inc.
2.90%, 10/01/30 (a)	200,000	176,240
2.35%, 01/15/32 (a)	210,000	170,883
3.05%, 10/01/41 (a)	100,000	70,527
Thomas Jefferson University
3.85%, 11/01/57 (a)	175,000	131,022
Trustees of Boston College
3.13%, 07/01/52	150,000	106,032
Trustees of Boston University
4.06%, 10/01/48 (a)	130,000	110,831
Trustees of Princeton University
5.70%, 03/01/39	225,000	240,482
2.52%, 07/01/50 (a)	50,000	32,383
4.20%, 03/01/52 (a)	50,000	44,140
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	100,000	61,075
4.67%, 09/01/12	100,000	88,171
3.61%, 02/15/19 (a)	175,000	119,658
University of Chicago
2.76%, 04/01/45 (a)	150,000	114,672
2.55%, 04/01/50 (a)	130,000	85,482
4.00%, 10/01/53 (a)	125,000	102,426
University of Notre Dame du Lac
3.44%, 02/15/45	150,000	118,327
3.39%, 02/15/48 (a)	159,000	123,074
University of Southern California
3.03%, 10/01/39	220,000	176,966
3.84%, 10/01/47 (a)	190,000	156,967
2.81%, 10/01/50 (a)	100,000	66,551
2.95%, 10/01/51 (a)	125,000	85,159
4.98%, 10/01/53 (a)	55,000	53,478
5.25%, 10/01/11	85,000	83,063
3.23%, 10/01/20 (a)	75,000	45,064
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Washington University
3.52%, 04/15/54 (a)	80,000	61,436
4.35%, 04/15/22 (a)	215,000	174,872
William Marsh Rice University
3.57%, 05/15/45	100,000	81,322
3.77%, 05/15/55	125,000	100,954
Yale University
1.48%, 04/15/30 (a)	195,000	163,433
2.40%, 04/15/50 (a)	190,000	118,826
		8,670,462
Technology 2.2%
Adobe, Inc.
2.15%, 02/01/27 (a)	275,000	256,591
4.85%, 04/04/27 (a)	150,000	150,072
4.80%, 04/04/29 (a)	200,000	200,484
2.30%, 02/01/30 (a)	300,000	262,938
4.95%, 04/04/34 (a)	200,000	199,292
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	150,000	139,215
4.39%, 06/01/52 (a)	200,000	169,406
Alphabet, Inc.
0.45%, 08/15/25 (a)	225,000	214,245
2.00%, 08/15/26 (a)	500,000	470,970
0.80%, 08/15/27 (a)	200,000	178,300
1.10%, 08/15/30 (a)	650,000	531,186
1.90%, 08/15/40 (a)	500,000	326,070
2.05%, 08/15/50 (a)	750,000	426,532
2.25%, 08/15/60 (a)	475,000	263,107
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	213,280
Analog Devices, Inc.
3.50%, 12/05/26 (a)	225,000	217,188
3.45%, 06/15/27 (a)	175,000	168,063
1.70%, 10/01/28 (a)	200,000	176,290
2.10%, 10/01/31 (a)	300,000	248,454
5.05%, 04/01/34 (a)	150,000	149,517
2.80%, 10/01/41 (a)	250,000	176,530
2.95%, 10/01/51 (a)	375,000	245,434
5.30%, 04/01/54 (a)	150,000	146,922
Apple, Inc.
0.55%, 08/20/25 (a)	400,000	379,932
0.70%, 02/08/26 (a)	700,000	654,024
3.25%, 02/23/26 (a)	900,000	875,367
4.42%, 05/08/26 (a)	300,000	298,305
2.45%, 08/04/26 (a)	630,000	598,569
2.05%, 09/11/26 (a)	550,000	517,242
3.35%, 02/09/27 (a)	600,000	578,862
3.20%, 05/11/27 (a)	500,000	479,490
3.00%, 06/20/27 (a)	250,000	238,163
2.90%, 09/12/27 (a)	600,000	566,958
3.00%, 11/13/27 (a)	450,000	426,429
1.20%, 02/08/28 (a)	750,000	663,622
4.00%, 05/10/28 (a)	500,000	489,750
1.40%, 08/05/28 (a)	650,000	572,429
3.25%, 08/08/29 (a)	300,000	281,073
2.20%, 09/11/29 (a)	500,000	443,755
1.65%, 05/11/30 (a)	600,000	505,662
1.25%, 08/20/30 (a)	200,000	163,890
1.65%, 02/08/31 (a)	820,000	678,304
1.70%, 08/05/31 (a)	350,000	286,524
3.35%, 08/08/32 (a)	600,000	544,698
4.30%, 05/10/33 (a)(c)	300,000	296,130
4.50%, 02/23/36 (a)	300,000	293,082
2.38%, 02/08/41 (a)	450,000	311,589
3.85%, 05/04/43	800,000	670,656
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 05/06/44	230,000	212,764
3.45%, 02/09/45	600,000	466,350
4.38%, 05/13/45	600,000	534,744
4.65%, 02/23/46 (a)	850,000	785,136
3.85%, 08/04/46 (a)	588,000	480,567
4.25%, 02/09/47 (a)	300,000	262,821
3.75%, 09/12/47 (a)	350,000	279,716
3.75%, 11/13/47 (a)	419,000	334,178
2.95%, 09/11/49 (a)	300,000	205,278
2.65%, 05/11/50 (a)	800,000	511,488
2.40%, 08/20/50 (a)	450,000	272,808
2.65%, 02/08/51 (a)	550,000	348,133
2.70%, 08/05/51 (a)	600,000	381,366
3.95%, 08/08/52 (a)	510,000	414,865
4.85%, 05/10/53 (a)(c)	375,000	364,005
2.55%, 08/20/60 (a)	550,000	335,131
2.80%, 02/08/61 (a)	550,000	336,825
2.85%, 08/05/61 (a)	460,000	283,176
4.10%, 08/08/62 (a)	250,000	202,528
Applied Materials, Inc.
3.90%, 10/01/25 (a)	250,000	246,482
3.30%, 04/01/27 (a)	400,000	384,400
1.75%, 06/01/30 (a)	250,000	210,715
5.10%, 10/01/35 (a)	100,000	101,441
5.85%, 06/15/41	235,000	248,987
4.35%, 04/01/47 (a)	125,000	109,294
2.75%, 06/01/50 (a)	325,000	213,122
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	200,000	189,438
2.95%, 02/15/32 (a)	150,000	125,460
Atlassian Corp.
5.25%, 05/15/29 (a)	150,000	150,096
5.50%, 05/15/34 (a)	150,000	148,842
Autodesk, Inc.
3.50%, 06/15/27 (a)	75,000	71,855
2.85%, 01/15/30 (a)	50,000	44,602
2.40%, 12/15/31 (a)	375,000	311,287
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	244,740
1.70%, 05/15/28 (a)	270,000	241,083
1.25%, 09/01/30 (a)	350,000	283,444
Avnet, Inc.
4.63%, 04/15/26 (a)	250,000	245,670
3.00%, 05/15/31 (a)	125,000	104,806
5.50%, 06/01/32 (a)	100,000	96,775
Baidu, Inc.
1.72%, 04/09/26 (a)	200,000	187,880
3.63%, 07/06/27	200,000	191,310
4.38%, 03/29/28 (a)	200,000	195,260
4.88%, 11/14/28 (a)	200,000	198,382
3.43%, 04/07/30 (a)	200,000	182,656
2.38%, 10/09/30 (a)	50,000	42,537
2.38%, 08/23/31 (a)	200,000	165,978
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	750,000	726,172
3.50%, 01/15/28 (a)	250,000	236,608
Broadcom, Inc.
3.15%, 11/15/25 (a)	250,000	242,345
3.46%, 09/15/26 (a)	204,000	196,346
1.95%, 02/15/28 (a)(d)	300,000	268,683
4.11%, 09/15/28 (a)	300,000	289,566
4.00%, 04/15/29 (a)(d)	210,000	200,149
4.75%, 04/15/29 (a)	400,000	394,660
5.00%, 04/15/30 (a)	200,000	200,398
4.15%, 11/15/30 (a)	543,000	513,249
2.45%, 02/15/31 (a)(d)	775,000	653,030
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 04/15/32 (a)(d)	400,000	369,024
4.30%, 11/15/32 (a)	575,000	537,780
2.60%, 02/15/33 (a)(d)	500,000	405,185
3.42%, 04/15/33 (a)(d)	610,000	526,210
3.47%, 04/15/34 (a)(d)	850,000	724,888
3.14%, 11/15/35 (a)(d)	881,000	706,192
3.19%, 11/15/36 (a)(d)	807,000	639,402
4.93%, 05/15/37 (a)(d)	655,000	616,565
3.50%, 02/15/41 (a)(d)	850,000	652,179
3.75%, 02/15/51 (a)(d)	500,000	372,145
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	150,000	144,215
2.90%, 12/01/29 (a)	250,000	222,878
2.60%, 05/01/31 (a)	250,000	211,090
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (a)	200,000	187,208
4.25%, 04/01/28 (a)	160,000	152,901
3.28%, 12/01/28 (a)	150,000	136,799
3.25%, 02/15/29 (a)	300,000	271,140
3.57%, 12/01/31 (a)	300,000	261,864
CGI, Inc.
1.45%, 09/14/26 (a)	200,000	183,386
2.30%, 09/14/31 (a)	150,000	119,649
Cisco Systems, Inc.
4.90%, 02/26/26	300,000	299,670
2.95%, 02/28/26	250,000	241,712
2.50%, 09/20/26 (a)	450,000	427,846
4.80%, 02/26/27 (a)	400,000	399,028
4.85%, 02/26/29 (a)	700,000	700,000
4.95%, 02/26/31 (a)	700,000	699,853
5.05%, 02/26/34 (a)	700,000	699,783
5.90%, 02/15/39	675,000	717,930
5.50%, 01/15/40	450,000	457,686
5.30%, 02/26/54 (a)	500,000	491,035
5.35%, 02/26/64 (a)	275,000	267,930
Concentrix Corp.
6.65%, 08/02/26 (a)	210,000	212,402
6.60%, 08/02/28 (a)	250,000	253,135
6.85%, 08/02/33 (a)(c)	150,000	148,643
Corning, Inc.
4.70%, 03/15/37	50,000	46,320
5.75%, 08/15/40	100,000	99,375
4.75%, 03/15/42	215,000	192,223
5.35%, 11/15/48 (a)	155,000	145,499
3.90%, 11/15/49 (a)	100,000	75,262
4.38%, 11/15/57 (a)	150,000	117,983
5.85%, 11/15/68 (a)	100,000	98,164
5.45%, 11/15/79 (a)	350,000	323,043
Dell International LLC/EMC Corp.
5.85%, 07/15/25 (a)	200,000	200,424
6.02%, 06/15/26 (a)	679,000	686,401
4.90%, 10/01/26 (a)	400,000	396,204
6.10%, 07/15/27 (a)	200,000	205,246
5.25%, 02/01/28 (a)	250,000	251,747
5.30%, 10/01/29 (a)	550,000	553,311
6.20%, 07/15/30 (a)	200,000	210,020
5.75%, 02/01/33 (a)	300,000	308,748
5.40%, 04/15/34 (a)	200,000	198,126
8.10%, 07/15/36 (a)	350,000	417,578
3.38%, 12/15/41 (a)	350,000	256,270
8.35%, 07/15/46 (a)	88,000	111,478
3.45%, 12/15/51 (a)	300,000	203,580
Dell, Inc.
7.10%, 04/15/28	95,000	101,344
6.50%, 04/15/38	100,000	104,956
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DXC Technology Co.
1.80%, 09/15/26 (a)	250,000	229,755
2.38%, 09/15/28 (a)	200,000	174,590
Equifax, Inc.
2.60%, 12/15/25 (a)	155,000	148,561
5.10%, 12/15/27 (a)	225,000	224,289
5.10%, 06/01/28 (a)	200,000	199,292
3.10%, 05/15/30 (a)	200,000	178,588
2.35%, 09/15/31 (a)	300,000	246,300
Equinix, Inc.
1.00%, 09/15/25 (a)	200,000	189,382
1.45%, 05/15/26 (a)	200,000	185,764
2.90%, 11/18/26 (a)	250,000	236,148
1.80%, 07/15/27 (a)	150,000	135,567
1.55%, 03/15/28 (a)	200,000	175,038
2.00%, 05/15/28 (a)	200,000	177,238
3.20%, 11/18/29 (a)	350,000	315,791
2.15%, 07/15/30 (a)	300,000	251,604
2.50%, 05/15/31 (a)	300,000	251,469
3.90%, 04/15/32 (a)	350,000	318,587
3.00%, 07/15/50 (a)	195,000	123,741
2.95%, 09/15/51 (a)	205,000	127,162
3.40%, 02/15/52 (a)	145,000	99,744
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	175,000	163,833
3.45%, 03/01/32 (a)	160,000	139,536
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	350,000	326,382
1.65%, 03/01/28 (a)	250,000	220,383
2.25%, 03/01/31 (a)	300,000	250,869
5.10%, 07/15/32 (a)	225,000	222,356
3.10%, 03/01/41 (a)	240,000	172,781
4.50%, 08/15/46 (a)	125,000	102,569
Fiserv, Inc.
3.20%, 07/01/26 (a)	700,000	672,077
2.25%, 06/01/27 (a)	200,000	184,618
5.45%, 03/02/28 (a)	350,000	353,321
5.38%, 08/21/28 (a)	200,000	201,508
4.20%, 10/01/28 (a)	500,000	480,750
3.50%, 07/01/29 (a)	750,000	693,750
2.65%, 06/01/30 (a)	200,000	174,084
5.35%, 03/15/31 (a)	200,000	200,282
5.60%, 03/02/33 (a)	250,000	252,262
5.63%, 08/21/33 (a)	375,000	378,544
5.45%, 03/15/34 (a)	200,000	199,076
4.40%, 07/01/49 (a)	565,000	458,955
Flex Ltd.
3.75%, 02/01/26 (a)	225,000	218,439
4.88%, 06/15/29 (a)	250,000	242,250
4.88%, 05/12/30 (a)	250,000	241,845
Fortinet, Inc.
1.00%, 03/15/26 (a)	200,000	185,716
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)	160,000	149,443
6.00%, 06/04/29 (a)	135,000	136,605
Global Payments, Inc.
1.20%, 03/01/26 (a)	400,000	372,468
2.15%, 01/15/27 (a)	350,000	324,474
4.45%, 06/01/28 (a)	175,000	169,267
3.20%, 08/15/29 (a)	400,000	359,696
5.30%, 08/15/29 (a)	250,000	248,445
2.90%, 05/15/30 (a)	275,000	239,629
2.90%, 11/15/31 (a)	200,000	167,502
5.40%, 08/15/32 (a)	200,000	196,228
4.15%, 08/15/49 (a)	260,000	196,128
5.95%, 08/15/52 (a)	200,000	193,106
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)	750,000	744,360
1.75%, 04/01/26 (a)	250,000	234,630
6.10%, 04/01/26 (a)	150,000	150,048
6.20%, 10/15/35 (a)	225,000	237,310
6.35%, 10/15/45 (a)	425,000	447,210
HP, Inc.
1.45%, 06/17/26 (a)	200,000	185,582
3.00%, 06/17/27 (a)	300,000	282,288
4.00%, 04/15/29 (a)	300,000	285,768
3.40%, 06/17/30 (a)	200,000	182,250
2.65%, 06/17/31 (a)	250,000	211,970
4.20%, 04/15/32 (a)	175,000	162,229
5.50%, 01/15/33 (a)(c)	400,000	403,044
6.00%, 09/15/41	350,000	357,843
IBM International Capital Pte. Ltd.
4.60%, 02/05/27 (a)	115,000	113,626
5.25%, 02/05/44 (a)	400,000	379,420
5.30%, 02/05/54 (a)	400,000	375,588
Intel Corp.
3.70%, 07/29/25 (a)	725,000	712,689
4.88%, 02/10/26	500,000	497,095
2.60%, 05/19/26 (a)	350,000	333,655
3.75%, 03/25/27 (a)	250,000	241,960
3.15%, 05/11/27 (a)	300,000	285,243
3.75%, 08/05/27 (a)	200,000	192,930
4.88%, 02/10/28 (a)	500,000	498,270
1.60%, 08/12/28 (a)	300,000	262,686
4.00%, 08/05/29 (a)	250,000	238,880
2.45%, 11/15/29 (a)	600,000	527,838
5.13%, 02/10/30 (a)	50,000	50,240
3.90%, 03/25/30 (a)	600,000	564,006
2.00%, 08/12/31 (a)	400,000	325,920
4.15%, 08/05/32 (a)	375,000	351,221
4.00%, 12/15/32	100,000	92,077
5.20%, 02/10/33 (a)	725,000	724,311
5.15%, 02/21/34 (a)	350,000	345,849
4.60%, 03/25/40 (a)	250,000	225,875
2.80%, 08/12/41 (a)	300,000	207,786
4.80%, 10/01/41	275,000	250,231
4.25%, 12/15/42	250,000	207,745
5.63%, 02/10/43 (a)	50,000	49,607
4.90%, 07/29/45 (a)	300,000	274,494
4.10%, 05/19/46 (a)	250,000	200,068
4.10%, 05/11/47 (a)	275,000	218,364
3.73%, 12/08/47 (a)	550,000	405,157
3.25%, 11/15/49 (a)	600,000	403,188
4.75%, 03/25/50 (a)	600,000	517,728
3.05%, 08/12/51 (a)	500,000	317,900
4.90%, 08/05/52 (a)	475,000	419,320
5.70%, 02/10/53 (a)	400,000	394,296
5.60%, 02/21/54 (a)	200,000	194,280
3.10%, 02/15/60 (a)	325,000	197,347
4.95%, 03/25/60 (a)(c)	300,000	263,073
3.20%, 08/12/61 (a)	250,000	154,163
5.05%, 08/05/62 (a)	360,000	318,204
5.90%, 02/10/63 (a)	400,000	400,280
International Business Machines Corp.
4.00%, 07/27/25	400,000	394,376
7.00%, 10/30/25	150,000	153,366
4.50%, 02/06/26	300,000	297,135
3.45%, 02/19/26	500,000	486,050
3.30%, 05/15/26	950,000	918,099
3.30%, 01/27/27	250,000	239,885
2.20%, 02/09/27 (a)	250,000	232,695
1.70%, 05/15/27 (a)	260,000	237,195
4.15%, 07/27/27 (a)	300,000	292,791
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 02/06/28 (a)	550,000	542,470
3.50%, 05/15/29	1,010,000	944,643
1.95%, 05/15/30 (a)	400,000	338,492
2.72%, 02/09/32 (a)	150,000	128,858
4.40%, 07/27/32 (a)	300,000	285,567
5.88%, 11/29/32	200,000	210,884
4.15%, 05/15/39	650,000	559,585
2.85%, 05/15/40 (a)	200,000	143,032
4.00%, 06/20/42	375,000	306,795
4.70%, 02/19/46	280,000	247,484
4.25%, 05/15/49	950,000	773,072
2.95%, 05/15/50 (a)	260,000	165,883
3.43%, 02/09/52 (a)	400,000	277,492
4.90%, 07/27/52 (a)	100,000	89,404
7.13%, 12/01/96	125,000	156,745
Intuit, Inc.
0.95%, 07/15/25 (a)	150,000	143,384
5.25%, 09/15/26 (a)	200,000	200,670
1.35%, 07/15/27 (a)	250,000	225,363
1.65%, 07/15/30 (a)	150,000	124,605
5.20%, 09/15/33 (a)	400,000	402,240
5.50%, 09/15/53 (a)	360,000	362,146
Jabil, Inc.
3.95%, 01/12/28 (a)	250,000	237,755
3.60%, 01/15/30 (a)	250,000	225,830
3.00%, 01/15/31 (a)	250,000	213,028
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	150,000	140,912
3.75%, 08/15/29 (a)	200,000	186,188
2.00%, 12/10/30 (a)	150,000	121,835
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	225,000	220,975
3.00%, 10/30/29 (a)	175,000	155,965
KLA Corp.
4.10%, 03/15/29 (a)	424,000	411,861
4.65%, 07/15/32 (a)	300,000	292,896
5.00%, 03/15/49 (a)	125,000	116,993
3.30%, 03/01/50 (a)	250,000	176,550
4.95%, 07/15/52 (a)	250,000	232,943
5.25%, 07/15/62 (a)	250,000	239,065
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	200,000	184,492
2.70%, 10/15/28 (a)	150,000	133,355
3.15%, 10/15/31 (a)	200,000	167,746
6.35%, 02/20/34 (a)	150,000	152,469
4.10%, 10/15/41 (a)	100,000	75,858
Lam Research Corp.
3.75%, 03/15/26 (a)	150,000	146,403
4.00%, 03/15/29 (a)	300,000	288,885
1.90%, 06/15/30 (a)	250,000	211,170
4.88%, 03/15/49 (a)	220,000	201,326
2.88%, 06/15/50 (a)	225,000	146,898
3.13%, 06/15/60 (a)	125,000	79,596
Leidos, Inc.
4.38%, 05/15/30 (a)	385,000	364,064
2.30%, 02/15/31 (a)	285,000	234,991
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	165,000	154,455
2.45%, 04/15/28 (a)	375,000	338,681
4.88%, 06/22/28 (a)	199,000	196,105
2.95%, 04/15/31 (a)	150,000	129,404
5.95%, 09/15/33 (a)	130,000	134,369
Mastercard, Inc.
2.95%, 11/21/26 (a)	350,000	334,187
3.30%, 03/26/27 (a)	300,000	288,075
3.50%, 02/26/28 (a)	155,000	148,484
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 03/09/28 (a)	200,000	201,216
2.95%, 06/01/29 (a)	350,000	321,853
3.35%, 03/26/30 (a)	400,000	370,404
1.90%, 03/15/31 (a)	150,000	125,303
2.00%, 11/18/31 (a)	345,000	283,728
4.85%, 03/09/33 (a)	150,000	149,328
4.88%, 05/09/34 (a)	200,000	197,822
3.80%, 11/21/46 (a)	125,000	99,429
3.95%, 02/26/48 (a)	135,000	109,848
3.65%, 06/01/49 (a)	295,000	225,778
3.85%, 03/26/50 (a)	450,000	355,626
2.95%, 03/15/51 (a)	250,000	165,800
Microchip Technology, Inc.
4.25%, 09/01/25 (a)	595,000	586,051
5.05%, 03/15/29 (a)	55,000	54,591
Micron Technology, Inc.
4.98%, 02/06/26 (a)	150,000	148,820
4.19%, 02/15/27 (a)	250,000	243,110
5.38%, 04/15/28 (a)	150,000	150,662
5.33%, 02/06/29 (a)	200,000	200,868
6.75%, 11/01/29 (a)	200,000	212,810
4.66%, 02/15/30 (a)	250,000	242,350
5.30%, 01/15/31 (a)	250,000	249,535
2.70%, 04/15/32 (a)	350,000	289,996
5.88%, 02/09/33 (a)	200,000	204,602
5.88%, 09/15/33 (a)	250,000	255,902
3.37%, 11/01/41 (a)	200,000	146,560
3.48%, 11/01/51 (a)	150,000	103,526
Microsoft Corp.
3.13%, 11/03/25 (a)	900,000	878,148
2.40%, 08/08/26 (a)	1,150,000	1,094,213
3.40%, 09/15/26 (a)	350,000	338,929
3.30%, 02/06/27 (a)	800,000	771,976
3.40%, 06/15/27 (a)	325,000	312,868
1.35%, 09/15/30 (a)	175,000	144,400
3.50%, 02/12/35 (a)	525,000	475,771
4.20%, 11/03/35 (a)	200,000	191,312
3.45%, 08/08/36 (a)	450,000	392,778
4.10%, 02/06/37 (a)	370,000	347,463
5.20%, 06/01/39	100,000	103,984
3.50%, 11/15/42	65,000	53,264
3.75%, 02/12/45 (a)	100,000	84,037
4.45%, 11/03/45 (a)	200,000	187,536
3.70%, 08/08/46 (a)	600,000	493,014
4.25%, 02/06/47 (a)	410,000	375,359
4.50%, 06/15/47 (a)	78,000	72,301
2.53%, 06/01/50 (a)	1,825,000	1,153,619
2.50%, 09/15/50 (a)	465,000	292,927
2.92%, 03/17/52 (a)	1,769,000	1,202,478
4.00%, 02/12/55 (a)	150,000	125,631
3.95%, 08/08/56 (a)	200,000	163,622
4.50%, 02/06/57 (a)	250,000	229,850
2.68%, 06/01/60 (a)	960,000	585,408
3.04%, 03/17/62 (a)	591,000	391,679
Moody's Corp.
3.25%, 01/15/28 (a)	100,000	94,617
4.25%, 02/01/29 (a)	100,000	97,261
2.00%, 08/19/31 (a)	200,000	162,574
2.75%, 08/19/41 (a)	195,000	134,895
5.25%, 07/15/44	175,000	167,885
4.88%, 12/17/48 (a)	175,000	157,605
3.25%, 05/20/50 (a)	145,000	99,471
3.75%, 02/25/52 (a)	160,000	120,574
3.10%, 11/29/61 (a)	175,000	107,496
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	250,000	245,690
4.60%, 05/23/29 (a)	200,000	194,968
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.30%, 11/15/30 (a)	275,000	231,325
2.75%, 05/24/31 (a)	345,000	292,881
5.60%, 06/01/32 (a)	175,000	177,004
5.40%, 04/15/34 (a)	200,000	198,370
5.50%, 09/01/44	100,000	97,161
NetApp, Inc.
2.38%, 06/22/27 (a)	175,000	161,737
2.70%, 06/22/30 (a)	250,000	217,350
Nokia OYJ
4.38%, 06/12/27	145,000	141,500
6.63%, 05/15/39	140,000	139,829
NVIDIA Corp.
3.20%, 09/16/26 (a)	450,000	435,100
1.55%, 06/15/28 (a)	225,000	200,599
2.85%, 04/01/30 (a)	400,000	362,800
2.00%, 06/15/31 (a)	200,000	168,122
3.50%, 04/01/40 (a)	350,000	289,936
3.50%, 04/01/50 (a)	600,000	461,004
3.70%, 04/01/60 (a)	175,000	132,216
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	50,000	49,904
5.55%, 12/01/28 (a)	155,000	157,161
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26 (a)	280,000	272,023
3.15%, 05/01/27 (a)	215,000	203,379
4.40%, 06/01/27 (a)	50,000	48,919
4.30%, 06/18/29 (a)	275,000	264,077
3.40%, 05/01/30 (a)	275,000	249,318
2.50%, 05/11/31 (a)	300,000	251,919
2.65%, 02/15/32 (a)	300,000	249,537
5.00%, 01/15/33 (a)	250,000	244,055
3.25%, 05/11/41 (a)	300,000	219,627
3.13%, 02/15/42 (a)	140,000	99,249
3.25%, 11/30/51 (a)	150,000	99,264
Oracle Corp.
5.80%, 11/10/25	300,000	301,557
1.65%, 03/25/26 (a)	775,000	726,617
2.65%, 07/15/26 (a)	756,000	716,597
2.80%, 04/01/27 (a)	650,000	610,584
3.25%, 11/15/27 (a)	775,000	731,181
2.30%, 03/25/28 (a)	540,000	488,349
4.50%, 05/06/28 (a)	250,000	245,637
6.15%, 11/09/29 (a)	350,000	366,229
2.95%, 04/01/30 (a)	950,000	845,082
4.65%, 05/06/30 (a)	200,000	196,008
3.25%, 05/15/30 (a)	150,000	136,062
2.88%, 03/25/31 (a)	925,000	799,662
6.25%, 11/09/32 (a)	650,000	688,740
4.90%, 02/06/33 (a)	300,000	291,276
4.30%, 07/08/34 (a)	525,000	478,474
3.90%, 05/15/35 (a)	350,000	303,712
3.85%, 07/15/36 (a)	355,000	299,581
3.80%, 11/15/37 (a)	500,000	412,210
6.50%, 04/15/38	400,000	428,952
6.13%, 07/08/39	350,000	363,233
3.60%, 04/01/40 (a)	900,000	692,244
5.38%, 07/15/40	600,000	570,774
3.65%, 03/25/41 (a)	600,000	459,438
4.50%, 07/08/44 (a)	300,000	249,978
4.13%, 05/15/45 (a)	550,000	431,167
4.00%, 07/15/46 (a)	800,000	611,152
4.00%, 11/15/47 (a)	500,000	379,350
3.60%, 04/01/50 (a)	1,295,000	905,373
3.95%, 03/25/51 (a)	940,000	695,779
6.90%, 11/09/52 (a)	725,000	811,710
5.55%, 02/06/53 (a)	645,000	610,486
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 05/15/55 (a)	375,000	293,059
3.85%, 04/01/60 (a)	1,000,000	688,370
4.10%, 03/25/61 (a)	400,000	288,076
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	400,000	378,668
3.90%, 06/01/27 (a)	150,000	145,617
2.85%, 10/01/29 (a)	425,000	383,664
2.30%, 06/01/30 (a)	300,000	258,675
4.40%, 06/01/32 (a)	350,000	333,518
5.15%, 06/01/34 (a)	200,000	197,588
3.25%, 06/01/50 (a)	380,000	257,845
5.05%, 06/01/52 (a)	250,000	228,950
5.25%, 06/01/62 (a)	100,000	91,333
Qorvo, Inc.
4.38%, 10/15/29 (a)	225,000	212,573
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	550,000	525,409
1.30%, 05/20/28 (a)	234,000	205,185
2.15%, 05/20/30 (a)	450,000	389,695
1.65%, 05/20/32 (a)	430,000	339,107
4.25%, 05/20/32 (a)	150,000	143,453
5.40%, 05/20/33 (a)	50,000	51,833
4.65%, 05/20/35 (a)	300,000	292,176
4.80%, 05/20/45 (a)	450,000	416,574
4.30%, 05/20/47 (a)	425,000	363,048
3.25%, 05/20/50 (a)	240,000	169,584
4.50%, 05/20/52 (a)	300,000	259,311
6.00%, 05/20/53 (a)	350,000	377,002
RELX Capital, Inc.
4.00%, 03/18/29 (a)	250,000	240,342
3.00%, 05/22/30 (a)	200,000	179,532
4.75%, 05/20/32 (a)	150,000	145,317
Roper Technologies, Inc.
1.00%, 09/15/25 (a)	200,000	189,476
3.85%, 12/15/25 (a)	150,000	146,646
3.80%, 12/15/26 (a)	200,000	193,404
1.40%, 09/15/27 (a)	200,000	178,128
4.20%, 09/15/28 (a)	250,000	241,642
2.95%, 09/15/29 (a)	200,000	179,960
2.00%, 06/30/30 (a)	150,000	125,399
1.75%, 02/15/31 (a)	300,000	241,779
S&P Global, Inc.
2.95%, 01/22/27 (a)	150,000	142,320
2.45%, 03/01/27 (a)	400,000	374,128
4.75%, 08/01/28 (a)	150,000	149,006
2.70%, 03/01/29 (a)	350,000	317,215
4.25%, 05/01/29 (a)	240,000	233,033
2.50%, 12/01/29 (a)	150,000	132,750
1.25%, 08/15/30 (a)	250,000	202,110
2.90%, 03/01/32 (a)	450,000	389,178
5.25%, 09/15/33 (a)(d)	200,000	202,006
3.25%, 12/01/49 (a)	125,000	87,884
3.70%, 03/01/52 (a)	275,000	207,768
2.30%, 08/15/60 (a)	225,000	114,723
3.90%, 03/01/62 (a)	150,000	111,665
Salesforce, Inc.
3.70%, 04/11/28 (a)	425,000	409,980
1.50%, 07/15/28 (a)	350,000	307,758
1.95%, 07/15/31 (a)	425,000	348,895
2.70%, 07/15/41 (a)	350,000	244,996
2.90%, 07/15/51 (a)	550,000	354,766
3.05%, 07/15/61 (a)	250,000	154,755
ServiceNow, Inc.
1.40%, 09/01/30 (a)	560,000	454,916
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	175,000	162,748
3.00%, 06/01/31 (a)	175,000	148,640
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	150,000	138,498
2.38%, 08/09/28 (a)	100,000	89,066
2.65%, 08/09/31 (a)	250,000	205,735
6.10%, 04/12/34 (a)	150,000	150,632
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	200,000	170,570
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	250,000	206,950
Texas Instruments, Inc.
1.13%, 09/15/26 (a)	250,000	230,070
2.90%, 11/03/27 (a)	325,000	305,454
4.60%, 02/15/28 (a)	150,000	148,860
4.60%, 02/08/29 (a)	150,000	149,202
2.25%, 09/04/29 (a)	350,000	309,704
1.75%, 05/04/30 (a)	300,000	253,620
1.90%, 09/15/31 (a)	150,000	124,065
3.65%, 08/16/32 (a)	150,000	137,486
4.90%, 03/14/33 (a)	250,000	249,617
3.88%, 03/15/39 (a)	50,000	43,677
4.15%, 05/15/48 (a)	650,000	539,428
2.70%, 09/15/51 (a)	175,000	109,190
5.00%, 03/14/53 (a)	200,000	187,674
5.15%, 02/08/54 (a)	200,000	191,704
5.05%, 05/18/63 (a)	350,000	325,377
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	50,000	48,229
5.50%, 08/15/35	175,000	176,397
5.85%, 04/15/40	175,000	180,054
5.65%, 11/23/43 (a)	100,000	98,717
Trimble, Inc.
4.90%, 06/15/28 (a)	175,000	172,918
6.10%, 03/15/33 (a)	225,000	233,138
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	400,000	370,336
3.88%, 04/22/27 (a)	300,000	290,118
4.13%, 04/22/29 (a)(c)	200,000	193,978
2.50%, 10/25/31 (a)	350,000	296,537
4.25%, 04/22/32 (a)(c)	300,000	289,854
3.13%, 10/25/41 (a)	200,000	155,596
3.25%, 10/25/51 (a)	145,000	107,155
4.50%, 04/22/52 (a)(c)	300,000	278,298
Tyco Electronics Group SA
4.50%, 02/13/26	150,000	148,686
3.70%, 02/15/26 (a)	250,000	244,135
3.13%, 08/15/27 (a)	150,000	141,852
7.13%, 10/01/37	100,000	115,603
VeriSign, Inc.
4.75%, 07/15/27 (a)	175,000	172,002
2.70%, 06/15/31 (a)	185,000	154,762
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	275,000	264,679
5.25%, 06/05/34 (a)	150,000	147,749
5.50%, 06/15/45 (a)	150,000	144,839
3.63%, 05/15/50 (a)	150,000	108,278
Visa, Inc.
3.15%, 12/14/25 (a)	1,000,000	972,950
1.90%, 04/15/27 (a)	400,000	369,304
0.75%, 08/15/27 (a)	200,000	177,162
2.75%, 09/15/27 (a)	150,000	141,008
2.05%, 04/15/30 (a)	450,000	386,964
1.10%, 02/15/31 (a)	430,000	342,843
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 12/14/35 (a)	500,000	466,885
2.70%, 04/15/40 (a)	260,000	189,842
4.30%, 12/14/45 (a)	875,000	759,447
3.65%, 09/15/47 (a)	300,000	233,094
2.00%, 08/15/50 (a)	400,000	225,512
VMware LLC
1.40%, 08/15/26 (a)	535,000	492,714
3.90%, 08/21/27 (a)	350,000	335,870
1.80%, 08/15/28 (a)	50,000	43,806
4.70%, 05/15/30 (a)	300,000	290,418
2.20%, 08/15/31 (a)	500,000	406,655
Western Digital Corp.
2.85%, 02/01/29 (a)	130,000	112,791
3.10%, 02/01/32 (a)	235,000	191,283
Western Union Co.
1.35%, 03/15/26 (a)	200,000	186,614
2.75%, 03/15/31 (a)	100,000	83,236
6.20%, 11/17/36	150,000	152,484
Workday, Inc.
3.50%, 04/01/27 (a)	300,000	287,070
3.70%, 04/01/29 (a)	200,000	187,886
3.80%, 04/01/32 (a)	400,000	359,628
Xilinx, Inc.
2.38%, 06/01/30 (a)	225,000	194,767
		169,731,598
Transportation 0.5%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	197,706	168,847
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	164,978	155,408
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	186,303	176,202
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	160,788	151,687
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	224,940	208,256
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	33,125	31,049
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	121,548	111,767
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	219,240	195,169
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	100,070
Burlington Northern Santa Fe LLC
7.00%, 12/15/25	150,000	153,849
3.25%, 06/15/27 (a)	200,000	191,460
6.20%, 08/15/36	100,000	108,405
6.15%, 05/01/37	50,000	53,984
5.75%, 05/01/40 (a)	50,000	51,410
5.05%, 03/01/41 (a)	200,000	190,236
5.40%, 06/01/41 (a)	250,000	247,322
4.95%, 09/15/41 (a)	80,000	75,286
4.40%, 03/15/42 (a)	250,000	219,102
4.38%, 09/01/42 (a)	350,000	305,308
4.45%, 03/15/43 (a)	200,000	175,500
5.15%, 09/01/43 (a)	200,000	191,572
4.90%, 04/01/44 (a)	150,000	138,620
4.55%, 09/01/44 (a)	375,000	330,697
4.70%, 09/01/45 (a)	250,000	224,445
3.90%, 08/01/46 (a)	200,000	158,842
4.13%, 06/15/47 (a)	225,000	184,181
4.05%, 06/15/48 (a)	200,000	162,296
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 12/15/48 (a)	250,000	204,782
3.55%, 02/15/50 (a)	320,000	235,638
3.05%, 02/15/51 (a)	260,000	172,832
3.30%, 09/15/51 (a)	350,000	244,510
2.88%, 06/15/52 (a)	150,000	95,142
4.45%, 01/15/53 (a)	275,000	234,908
5.20%, 04/15/54 (a)	450,000	432,598
Canadian National Railway Co.
6.90%, 07/15/28	265,000	284,371
3.85%, 08/05/32 (a)	300,000	277,080
6.38%, 11/15/37	100,000	109,689
3.20%, 08/02/46 (a)	250,000	180,708
3.65%, 02/03/48 (a)	225,000	173,725
4.45%, 01/20/49 (a)	200,000	175,638
2.45%, 05/01/50 (a)	200,000	120,150
4.40%, 08/05/52 (a)	250,000	215,042
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	250,000	230,697
4.00%, 06/01/28 (a)	150,000	144,800
2.88%, 11/15/29 (a)	150,000	134,588
2.05%, 03/05/30 (a)	150,000	128,130
7.13%, 10/15/31	125,000	139,108
2.45%, 12/02/31 (a)	350,000	318,402
4.80%, 09/15/35 (a)	145,000	137,950
5.95%, 05/15/37	155,000	160,503
3.00%, 12/02/41 (a)	300,000	259,971
4.30%, 05/15/43 (a)	125,000	106,854
4.80%, 08/01/45 (a)	150,000	135,137
4.95%, 08/15/45 (a)	160,000	146,091
4.70%, 05/01/48 (a)	150,000	130,463
3.50%, 05/01/50 (a)	125,000	90,285
3.10%, 12/02/51 (a)	500,000	332,745
4.20%, 11/15/69 (a)	125,000	95,244
6.13%, 09/15/15 (a)	239,000	244,124
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	185,000	178,951
CSX Corp.
3.35%, 11/01/25 (a)	215,000	209,485
2.60%, 11/01/26 (a)	250,000	236,455
3.25%, 06/01/27 (a)	278,000	265,457
3.80%, 03/01/28 (a)	300,000	288,654
2.40%, 02/15/30 (a)	225,000	196,380
4.10%, 11/15/32 (a)	85,000	79,466
5.20%, 11/15/33 (a)	100,000	100,288
6.00%, 10/01/36	200,000	211,720
6.15%, 05/01/37	250,000	268,305
6.22%, 04/30/40	225,000	241,159
5.50%, 04/15/41 (a)	150,000	149,411
4.75%, 05/30/42 (a)	50,000	45,486
4.40%, 03/01/43 (a)	150,000	130,772
4.10%, 03/15/44 (a)	250,000	205,887
3.80%, 11/01/46 (a)	260,000	201,947
4.30%, 03/01/48 (a)	50,000	41,768
4.75%, 11/15/48 (a)	220,000	196,836
4.50%, 03/15/49 (a)	150,000	128,907
3.35%, 09/15/49 (a)	260,000	183,089
3.80%, 04/15/50 (a)	150,000	114,816
3.95%, 05/01/50 (a)	150,000	118,194
2.50%, 05/15/51 (a)	250,000	147,835
4.50%, 11/15/52 (a)	270,000	231,638
4.50%, 08/01/54 (a)	150,000	127,800
4.25%, 11/01/66 (a)	200,000	156,056
4.65%, 03/01/68 (a)	125,000	105,124
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	133,144	120,995
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
FedEx Corp. 2020-1 Class AA Pass-Through Trust
1.88%, 08/20/35	203,211	168,924
FedEx Corp.
3.25%, 04/01/26 (a)	250,000	241,655
3.40%, 02/15/28 (a)	150,000	142,058
4.20%, 10/17/28 (a)	150,000	145,932
3.10%, 08/05/29 (a)	350,000	320,631
4.25%, 05/15/30 (a)	200,000	192,198
2.40%, 05/15/31 (a)	50,000	42,393
4.90%, 01/15/34	112,000	109,558
3.90%, 02/01/35	150,000	133,337
3.25%, 05/15/41 (a)	250,000	183,760
3.88%, 08/01/42	200,000	156,532
5.10%, 01/15/44	225,000	206,165
4.10%, 02/01/45	287,000	226,196
4.75%, 11/15/45 (a)	265,000	228,774
4.55%, 04/01/46 (a)	400,000	334,388
4.40%, 01/15/47 (a)	275,000	224,348
4.05%, 02/15/48 (a)	300,000	233,778
4.95%, 10/17/48 (a)	250,000	221,927
5.25%, 05/15/50 (a)	275,000	256,864
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	165,000	152,186
2.65%, 07/15/31 (a)	150,000	121,935
6.50%, 05/06/34 (a)	190,000	193,131
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	225,000	219,991
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	118,908	102,637
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34	231,291	215,744
Kirby Corp.
4.20%, 03/01/28 (a)	200,000	193,328
Norfolk Southern Corp.
2.90%, 06/15/26 (a)	300,000	286,656
7.80%, 05/15/27	170,000	182,498
3.15%, 06/01/27 (a)	100,000	94,937
2.55%, 11/01/29 (a)	200,000	176,366
5.05%, 08/01/30 (a)	170,000	169,731
2.30%, 05/15/31 (a)	200,000	168,156
3.00%, 03/15/32 (a)	235,000	202,671
4.45%, 03/01/33 (a)	100,000	94,461
4.84%, 10/01/41	230,000	210,103
3.95%, 10/01/42 (a)	100,000	80,319
4.45%, 06/15/45 (a)	250,000	212,822
4.65%, 01/15/46 (a)	170,000	148,782
3.94%, 11/01/47 (a)	250,000	193,140
4.15%, 02/28/48 (a)	275,000	219,450
4.10%, 05/15/49 (a)	100,000	78,891
3.40%, 11/01/49 (a)	250,000	175,440
3.05%, 05/15/50 (a)	300,000	195,510
2.90%, 08/25/51 (a)	75,000	46,698
4.05%, 08/15/52 (a)	250,000	193,110
3.70%, 03/15/53 (a)	125,000	90,306
4.55%, 06/01/53 (a)	270,000	226,738
3.16%, 05/15/55 (a)	260,000	165,568
5.95%, 03/15/64 (a)	90,000	91,897
5.10%, 08/01/18 (a)	190,000	160,987
4.10%, 05/15/21 (a)	170,000	120,156
Ryder System, Inc.
3.35%, 09/01/25 (a)	185,000	180,369
1.75%, 09/01/26 (a)	150,000	138,849
2.90%, 12/01/26 (a)	150,000	141,822
2.85%, 03/01/27 (a)	435,000	409,983
4.30%, 06/15/27 (a)	50,000	48,796
5.25%, 06/01/28 (a)	250,000	250,685
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.30%, 12/01/28 (a)	100,000	104,183
6.60%, 12/01/33 (a)	200,000	213,708
Southwest Airlines Co.
3.00%, 11/15/26 (a)	100,000	94,653
5.13%, 06/15/27 (a)	475,000	472,853
3.45%, 11/16/27 (a)	125,000	117,664
2.63%, 02/10/30 (a)	140,000	121,344
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	200,000	164,106
Union Pacific Corp.
3.25%, 08/15/25 (a)	200,000	195,480
2.75%, 03/01/26 (a)	200,000	192,396
2.15%, 02/05/27 (a)	175,000	163,177
3.00%, 04/15/27 (a)	75,000	71,289
3.95%, 09/10/28 (a)	300,000	290,622
6.63%, 02/01/29	290,000	310,442
3.70%, 03/01/29 (a)	300,000	285,906
2.40%, 02/05/30 (a)	475,000	415,995
2.38%, 05/20/31 (a)	300,000	255,018
2.80%, 02/14/32 (a)	400,000	345,292
3.38%, 02/01/35 (a)	150,000	128,366
2.89%, 04/06/36 (a)	250,000	201,578
3.60%, 09/15/37 (a)	200,000	168,330
3.55%, 08/15/39 (a)	150,000	122,516
3.20%, 05/20/41 (a)	350,000	265,121
3.38%, 02/14/42 (a)	100,000	77,006
4.05%, 11/15/45 (a)	120,000	97,685
4.05%, 03/01/46 (a)	175,000	142,130
4.00%, 04/15/47 (a)	200,000	160,074
4.50%, 09/10/48 (a)	125,000	108,089
4.30%, 03/01/49 (a)	275,000	229,498
3.25%, 02/05/50 (a)	550,000	383,625
3.80%, 10/01/51 (a)	290,000	222,183
2.95%, 03/10/52 (a)	110,000	71,095
3.50%, 02/14/53 (a)	345,000	247,755
3.88%, 02/01/55 (a)	170,000	129,025
3.95%, 08/15/59 (a)	150,000	112,923
3.84%, 03/20/60 (a)	550,000	405,328
3.55%, 05/20/61 (a)	200,000	138,136
2.97%, 09/16/62 (a)	350,000	207,777
5.15%, 01/20/63 (a)	20,000	18,499
4.10%, 09/15/67 (a)	175,000	132,715
3.75%, 02/05/70 (a)	250,000	175,380
3.80%, 04/06/71 (a)	355,000	250,502
3.85%, 02/14/72 (a)	100,000	71,600
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 02/15/27	211,329	207,721
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	104,219	101,040
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	175,216	168,337
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	190,536	176,031
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	199,932	180,977
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	198,387	183,381
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	232,265	216,815
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	242,383	208,602
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	41,322	41,451
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	138,600	136,899
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	375,000	381,060
United Parcel Service, Inc.
2.40%, 11/15/26 (a)	150,000	141,402
3.05%, 11/15/27 (a)	300,000	282,921
3.40%, 03/15/29 (a)	125,000	117,543
2.50%, 09/01/29 (a)	150,000	133,938
4.45%, 04/01/30 (a)	325,000	318,513
4.88%, 03/03/33 (a)	310,000	305,629
5.15%, 05/22/34 (a)	250,000	249,370
6.20%, 01/15/38	400,000	433,708
5.20%, 04/01/40 (a)	150,000	147,012
4.88%, 11/15/40 (a)	150,000	140,496
3.63%, 10/01/42	100,000	78,969
3.40%, 11/15/46 (a)	150,000	111,437
3.75%, 11/15/47 (a)	360,000	276,631
4.25%, 03/15/49 (a)	210,000	174,073
3.40%, 09/01/49 (a)	300,000	216,630
5.30%, 04/01/50 (a)	350,000	341,054
5.05%, 03/03/53 (a)	300,000	280,998
5.50%, 05/22/54 (a)	150,000	148,788
5.60%, 05/22/64 (a)	100,000	99,038
		39,441,551
		1,069,712,131

Utility 2.2%
Electric 2.0%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	95,000	90,315
5.45%, 05/15/29 (a)	150,000	150,847
2.10%, 07/01/30 (a)	300,000	249,849
4.70%, 05/15/32 (a)	150,000	141,519
3.80%, 10/01/47 (a)	110,000	79,148
4.15%, 05/01/49 (a)	100,000	75,366
3.45%, 01/15/50 (a)	275,000	182,306
3.45%, 05/15/51 (a)	100,000	66,174
5.25%, 05/15/52 (a)	175,000	156,537
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	100,000	95,266
5.15%, 04/01/34 (a)	125,000	122,360
3.75%, 12/01/47 (a)	250,000	186,170
4.25%, 09/15/48 (a)	160,000	129,058
3.80%, 06/15/49 (a)	150,000	110,930
3.15%, 09/15/49 (a)	75,000	49,658
3.65%, 04/01/50 (a)	225,000	162,682
5.40%, 03/15/53 (a)	200,000	191,700
AES Corp.
1.38%, 01/15/26 (a)	290,000	271,753
5.45%, 06/01/28 (a)	250,000	249,587
2.45%, 01/15/31 (a)	275,000	226,575
Alabama Power Co.
1.45%, 09/15/30 (a)	190,000	154,882
3.05%, 03/15/32 (a)	210,000	182,255
3.94%, 09/01/32 (a)	175,000	161,021
6.00%, 03/01/39	150,000	156,135
3.85%, 12/01/42	150,000	120,071
4.15%, 08/15/44 (a)	150,000	123,641
3.75%, 03/01/45 (a)	175,000	134,402
4.30%, 01/02/46 (a)	150,000	124,760
3.70%, 12/01/47 (a)	200,000	149,256
4.30%, 07/15/48 (a)	150,000	122,829
3.45%, 10/01/49 (a)	200,000	142,520
3.13%, 07/15/51 (a)	200,000	132,742
3.00%, 03/15/52 (a)	150,000	97,428
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (e)	300,000	298,653
Ameren Corp.
3.65%, 02/15/26 (a)	175,000	169,746
5.70%, 12/01/26 (a)	200,000	201,652
5.00%, 01/15/29 (a)	200,000	198,050
3.50%, 01/15/31 (a)	300,000	270,636
Ameren Illinois Co.
3.85%, 09/01/32 (a)	200,000	181,736
4.95%, 06/01/33 (a)	150,000	146,595
4.15%, 03/15/46 (a)	175,000	143,512
3.70%, 12/01/47 (a)	175,000	130,951
4.50%, 03/15/49 (a)	150,000	128,438
3.25%, 03/15/50 (a)	100,000	68,295
2.90%, 06/15/51 (a)	200,000	125,430
5.90%, 12/01/52 (a)	100,000	103,417
American Electric Power Co., Inc.
5.70%, 08/15/25	250,000	250,217
5.75%, 11/01/27 (a)	250,000	254,297
3.20%, 11/13/27 (a)	50,000	46,860
4.30%, 12/01/28 (a)	350,000	336,290
5.20%, 01/15/29 (a)	200,000	199,108
2.30%, 03/01/30 (a)	200,000	170,574
5.95%, 11/01/32 (a)	200,000	205,018
5.63%, 03/01/33 (a)	200,000	199,660
3.25%, 03/01/50 (a)	150,000	98,684
3.88%, 02/15/62 (a)(b)	325,000	298,421
Appalachian Power Co.
3.30%, 06/01/27 (a)	250,000	236,547
2.70%, 04/01/31 (a)	100,000	84,149
4.50%, 08/01/32 (a)	160,000	148,019
7.00%, 04/01/38	135,000	148,296
4.40%, 05/15/44 (a)	50,000	39,974
4.45%, 06/01/45 (a)	150,000	120,875
4.50%, 03/01/49 (a)	120,000	95,082
3.70%, 05/01/50 (a)	195,000	134,999
Arizona Public Service Co.
2.20%, 12/15/31 (a)	250,000	201,920
5.55%, 08/01/33 (a)	200,000	198,670
5.05%, 09/01/41 (a)	155,000	142,495
4.35%, 11/15/45 (a)	200,000	162,932
3.75%, 05/15/46 (a)	100,000	74,232
4.20%, 08/15/48 (a)	125,000	97,770
4.25%, 03/01/49 (a)	100,000	78,393
3.50%, 12/01/49 (a)	100,000	68,156
3.35%, 05/15/50 (a)	190,000	127,044
2.65%, 09/15/50 (a)	175,000	101,138
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	145,000	139,143
Avangrid, Inc.
3.80%, 06/01/29 (a)	195,000	181,447
Avista Corp.
4.35%, 06/01/48 (a)	150,000	124,794
4.00%, 04/01/52 (a)	150,000	112,859
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	150,000	125,097
6.35%, 10/01/36	125,000	132,961
3.50%, 08/15/46 (a)	155,000	112,107
3.75%, 08/15/47 (a)	100,000	74,981
4.25%, 09/15/48 (a)	115,000	92,944
3.20%, 09/15/49 (a)	130,000	86,626
2.90%, 06/15/50 (a)	130,000	81,814
4.55%, 06/01/52 (a)	175,000	146,312
5.40%, 06/01/53 (a)	150,000	143,582
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	200,000	187,958
3.70%, 07/15/30 (a)	200,000	186,136
1.65%, 05/15/31 (a)	175,000	139,403
6.13%, 04/01/36	500,000	524,515
5.95%, 05/15/37	150,000	155,349
5.15%, 11/15/43 (a)	260,000	246,012
4.50%, 02/01/45 (a)	250,000	218,010
3.80%, 07/15/48 (a)	305,000	225,056
4.45%, 01/15/49 (a)	300,000	245,799
4.25%, 10/15/50 (a)	200,000	157,232
2.85%, 05/15/51 (a)	500,000	305,990
4.60%, 05/01/53 (a)	300,000	249,606
Black Hills Corp.
3.15%, 01/15/27 (a)	150,000	142,323
5.95%, 03/15/28 (a)	40,000	40,940
3.05%, 10/15/29 (a)	175,000	155,907
2.50%, 06/15/30 (a)	200,000	168,828
4.35%, 05/01/33 (a)	150,000	135,042
4.20%, 09/15/46 (a)	100,000	78,574
3.88%, 10/15/49 (a)	140,000	100,325
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	100,000	94,404
3.00%, 03/01/32 (a)	250,000	216,085
4.45%, 10/01/32 (a)	200,000	189,440
6.95%, 03/15/33	175,000	195,338
4.95%, 04/01/33 (a)	350,000	341,782
5.15%, 03/01/34 (a)	150,000	148,859
3.55%, 08/01/42 (a)	128,000	99,238
3.95%, 03/01/48 (a)	200,000	157,296
4.25%, 02/01/49 (a)	250,000	204,265
2.90%, 07/01/50 (a)	125,000	80,383
3.35%, 04/01/51 (a)	195,000	135,566
3.60%, 03/01/52 (a)	235,000	170,232
CenterPoint Energy, Inc.
5.40%, 06/01/29 (a)	200,000	200,818
2.95%, 03/01/30 (a)	300,000	266,007
2.65%, 06/01/31 (a)	150,000	126,356
3.70%, 09/01/49 (a)	175,000	125,970
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	170,000	163,795
4.97%, 05/01/46 (a)	160,000	131,774
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	150,000	152,169
CMS Energy Corp.
3.00%, 05/15/26 (a)	100,000	95,763
3.45%, 08/15/27 (a)	200,000	190,616
4.88%, 03/01/44 (a)	100,000	90,421
4.75%, 06/01/50 (a)(b)	250,000	229,260
3.75%, 12/01/50 (a)(b)	100,000	83,351
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	323,000	307,813
3.70%, 08/15/28 (a)	300,000	285,351
3.15%, 03/15/32 (a)	50,000	43,738
6.45%, 01/15/38	210,000	227,722
3.80%, 10/01/42 (a)	200,000	157,740
4.60%, 08/15/43 (a)	150,000	131,547
4.70%, 01/15/44 (a)	150,000	133,670
3.70%, 03/01/45 (a)	150,000	114,461
4.35%, 11/15/45 (a)	150,000	126,446
3.65%, 06/15/46 (a)	250,000	186,042
3.75%, 08/15/47 (a)	215,000	162,329
4.00%, 03/01/48 (a)	200,000	155,774
4.00%, 03/01/49 (a)	180,000	139,748
3.20%, 11/15/49 (a)	100,000	66,710
3.00%, 03/01/50 (a)	300,000	192,699
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 03/15/51 (a)	250,000	163,665
2.75%, 09/01/51 (a)	190,000	113,799
3.85%, 03/15/52 (a)	100,000	74,254
Connecticut Light & Power Co.
0.75%, 12/01/25 (a)	50,000	46,959
3.20%, 03/15/27 (a)	200,000	190,974
4.65%, 01/01/29 (a)	150,000	148,323
2.05%, 07/01/31 (a)	100,000	81,751
4.90%, 07/01/33 (a)	110,000	107,069
4.30%, 04/15/44 (a)	150,000	126,695
4.00%, 04/01/48 (a)	250,000	199,740
5.25%, 01/15/53 (a)	100,000	95,771
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	200,000	192,734
3.35%, 04/01/30 (a)	400,000	367,608
2.40%, 06/15/31 (a)	125,000	105,648
5.50%, 03/15/34 (a)	250,000	254,237
5.30%, 03/01/35	150,000	148,895
5.85%, 03/15/36	150,000	154,387
6.30%, 08/15/37	200,000	212,562
6.75%, 04/01/38	200,000	222,282
5.50%, 12/01/39	250,000	246,787
5.70%, 06/15/40	150,000	150,035
4.20%, 03/15/42	150,000	124,067
3.95%, 03/01/43 (a)	250,000	200,242
4.45%, 03/15/44 (a)	320,000	273,158
4.50%, 12/01/45 (a)	250,000	211,427
3.88%, 06/15/47 (a)	225,000	173,995
4.13%, 05/15/49 (a)	200,000	158,472
3.95%, 04/01/50 (a)	350,000	274,085
3.20%, 12/01/51 (a)	250,000	164,920
6.15%, 11/15/52 (a)	250,000	265,382
5.70%, 05/15/54 (a)	250,000	249,675
4.63%, 12/01/54 (a)	300,000	254,583
4.30%, 12/01/56 (a)	140,000	110,382
4.00%, 11/15/57 (a)	150,000	113,402
4.50%, 05/15/58 (a)	200,000	163,562
3.70%, 11/15/59 (a)	170,000	119,292
3.00%, 12/01/60 (a)	200,000	119,018
3.60%, 06/15/61 (a)	215,000	149,470
Constellation Energy Generation LLC
5.60%, 03/01/28 (a)	200,000	202,656
5.80%, 03/01/33 (a)	200,000	204,416
6.13%, 01/15/34 (a)	400,000	417,164
6.25%, 10/01/39	250,000	258,612
5.75%, 10/01/41 (a)	100,000	98,712
5.60%, 06/15/42 (a)	225,000	217,541
6.50%, 10/01/53 (a)	150,000	159,612
Consumers Energy Co.
4.90%, 02/15/29 (a)	200,000	199,338
3.95%, 05/15/43 (a)	250,000	204,050
3.25%, 08/15/46 (a)	100,000	72,710
3.95%, 07/15/47 (a)	145,000	117,009
4.05%, 05/15/48 (a)	200,000	163,200
4.35%, 04/15/49 (a)	200,000	169,050
3.75%, 02/15/50 (a)	150,000	114,437
3.10%, 08/15/50 (a)	260,000	179,837
3.50%, 08/01/51 (a)	245,000	180,354
2.50%, 05/01/60 (a)	275,000	157,316
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	70,000	51,205
Delmarva Power & Light Co.
4.15%, 05/15/45 (a)	150,000	119,856
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	155,000	127,677
5.30%, 05/15/33	215,000	215,593
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.05%, 01/15/38	250,000	261,305
5.45%, 02/01/41 (a)	100,000	98,082
4.60%, 06/15/43 (a)	100,000	87,117
5.10%, 06/01/65 (a)	225,000	200,194
Dominion Energy, Inc.
3.90%, 10/01/25 (a)	200,000	195,860
1.45%, 04/15/26 (a)	150,000	139,787
2.85%, 08/15/26 (a)	200,000	189,972
3.60%, 03/15/27 (a)	200,000	191,712
4.25%, 06/01/28 (a)	200,000	193,362
3.38%, 04/01/30 (a)	500,000	451,745
5.38%, 11/15/32 (a)	250,000	248,072
6.30%, 03/15/33	100,000	103,617
5.25%, 08/01/33	250,000	244,167
5.95%, 06/15/35	150,000	152,841
7.00%, 06/15/38	150,000	163,819
4.90%, 08/01/41 (a)	200,000	176,722
4.05%, 09/15/42 (a)	260,000	204,123
4.70%, 12/01/44 (a)	150,000	127,596
4.60%, 03/15/49 (a)	150,000	124,952
7.00%, 06/01/54 (a)(b)	250,000	260,755
6.88%, 02/01/55 (a)(b)	250,000	255,680
DTE Electric Co.
4.85%, 12/01/26	150,000	149,933
1.90%, 04/01/28 (a)	150,000	134,475
2.25%, 03/01/30 (a)	250,000	216,127
2.63%, 03/01/31 (a)	300,000	258,786
5.20%, 04/01/33 (a)	150,000	149,979
4.00%, 04/01/43 (a)	150,000	123,815
4.30%, 07/01/44 (a)	150,000	127,419
3.70%, 03/15/45 (a)	175,000	135,377
3.70%, 06/01/46 (a)	175,000	134,271
3.75%, 08/15/47 (a)	150,000	113,915
4.05%, 05/15/48 (a)	200,000	159,874
3.95%, 03/01/49 (a)	189,000	149,144
2.95%, 03/01/50 (a)	115,000	74,270
3.25%, 04/01/51 (a)	200,000	135,286
5.40%, 04/01/53 (a)	200,000	195,624
DTE Energy Co.
2.85%, 10/01/26 (a)	320,000	303,274
4.88%, 06/01/28 (a)	200,000	196,922
5.10%, 03/01/29 (a)	350,000	347,350
3.40%, 06/15/29 (a)	250,000	229,220
2.95%, 03/01/30 (a)	240,000	211,512
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	236,000	227,089
2.45%, 02/01/30 (a)	250,000	218,895
2.55%, 04/15/31 (a)	325,000	277,088
6.45%, 10/15/32	200,000	214,322
4.95%, 01/15/33 (a)	250,000	246,080
6.10%, 06/01/37	150,000	154,464
6.00%, 01/15/38	205,000	213,682
6.05%, 04/15/38	175,000	182,387
5.30%, 02/15/40	250,000	242,042
4.25%, 12/15/41 (a)	350,000	293,370
4.00%, 09/30/42 (a)	200,000	161,440
3.75%, 06/01/45 (a)	200,000	150,822
3.88%, 03/15/46 (a)	155,000	119,026
3.70%, 12/01/47 (a)	255,000	187,616
3.95%, 03/15/48 (a)	250,000	193,075
3.20%, 08/15/49 (a)	300,000	201,675
3.45%, 04/15/51 (a)	150,000	105,063
3.55%, 03/15/52 (a)	250,000	176,322
5.35%, 01/15/53 (a)	200,000	190,374
Duke Energy Corp.
0.90%, 09/15/25 (a)	200,000	189,432
2.65%, 09/01/26 (a)	500,000	472,905
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.15%, 08/15/27 (a)	420,000	396,064
5.00%, 12/08/27 (a)	200,000	199,060
4.30%, 03/15/28 (a)	200,000	194,156
3.40%, 06/15/29 (a)	200,000	184,950
2.45%, 06/01/30 (a)	300,000	258,420
2.55%, 06/15/31 (a)	500,000	418,970
4.50%, 08/15/32 (a)	300,000	280,725
5.75%, 09/15/33 (a)	150,000	152,511
5.45%, 06/15/34 (a)	200,000	197,990
3.30%, 06/15/41 (a)	150,000	108,957
4.80%, 12/15/45 (a)	100,000	86,214
3.75%, 09/01/46 (a)	400,000	291,940
3.95%, 08/15/47 (a)	175,000	130,501
4.20%, 06/15/49 (a)	200,000	154,600
3.50%, 06/15/51 (a)	250,000	168,925
5.00%, 08/15/52 (a)	275,000	239,346
6.10%, 09/15/53 (a)	200,000	203,352
5.80%, 06/15/54 (a)	200,000	194,656
3.25%, 01/15/82 (a)(b)	145,000	130,604
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	330,000	315,701
2.50%, 12/01/29 (a)	150,000	132,399
1.75%, 06/15/30 (a)	275,000	228,451
5.88%, 11/15/33 (a)	200,000	207,904
6.35%, 09/15/37	170,000	181,011
6.40%, 06/15/38	300,000	321,765
5.65%, 04/01/40	155,000	155,139
3.85%, 11/15/42 (a)	150,000	119,346
3.40%, 10/01/46 (a)	300,000	211,029
4.20%, 07/15/48 (a)	200,000	161,066
3.00%, 12/15/51 (a)	85,000	53,549
Duke Energy Indiana LLC
6.12%, 10/15/35	100,000	105,868
6.35%, 08/15/38	200,000	214,500
6.45%, 04/01/39	200,000	216,122
4.90%, 07/15/43 (a)	75,000	67,424
3.75%, 05/15/46 (a)	200,000	152,068
3.25%, 10/01/49 (a)	225,000	151,828
2.75%, 04/01/50 (a)	85,000	51,454
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	150,000	141,611
2.13%, 06/01/30 (a)	200,000	169,042
5.25%, 04/01/33 (a)	195,000	193,420
3.70%, 06/15/46 (a)	125,000	92,024
4.30%, 02/01/49 (a)	200,000	160,988
5.65%, 04/01/53 (a)	200,000	193,566
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	250,000	244,557
2.00%, 08/15/31 (a)	200,000	163,142
6.30%, 04/01/38	275,000	292,644
4.10%, 05/15/42 (a)	225,000	184,246
4.10%, 03/15/43 (a)	100,000	80,976
4.38%, 03/30/44 (a)	175,000	145,521
4.15%, 12/01/44 (a)	220,000	177,120
4.20%, 08/15/45 (a)	175,000	141,295
3.70%, 10/15/46 (a)	200,000	148,844
3.60%, 09/15/47 (a)	250,000	181,562
2.50%, 08/15/50 (a)	300,000	173,103
2.90%, 08/15/51 (a)	150,000	93,179
Edison International
5.75%, 06/15/27 (a)	335,000	338,249
4.13%, 03/15/28 (a)	200,000	191,178
5.25%, 11/15/28 (a)	200,000	198,380
6.95%, 11/15/29 (a)	200,000	212,808
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
El Paso Electric Co.
6.00%, 05/15/35	169,000	171,432
5.00%, 12/01/44 (a)	50,000	42,599
Emera U.S. Finance LP
3.55%, 06/15/26 (a)	212,000	203,338
2.64%, 06/15/31 (a)	100,000	82,613
4.75%, 06/15/46 (a)	400,000	329,288
Enel Americas SA
4.00%, 10/25/26 (a)	175,000	168,464
Enel Chile SA
4.88%, 06/12/28 (a)	335,000	324,679
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	160,000	155,534
5.15%, 01/15/33 (a)	125,000	123,611
5.30%, 09/15/33 (a)	200,000	199,286
5.45%, 06/01/34 (a)	100,000	100,212
4.20%, 04/01/49 (a)	225,000	179,413
2.65%, 06/15/51 (a)	190,000	110,842
5.75%, 06/01/54 (a)	100,000	99,364
Entergy Corp.
0.90%, 09/15/25 (a)	200,000	189,322
2.95%, 09/01/26 (a)	200,000	189,800
2.80%, 06/15/30 (a)	250,000	218,447
2.40%, 06/15/31 (a)	300,000	247,827
3.75%, 06/15/50 (a)	245,000	173,543
7.13%, 12/01/54 (a)(b)	300,000	297,915
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	200,000	188,246
3.12%, 09/01/27 (a)	200,000	188,992
3.25%, 04/01/28 (a)	200,000	187,438
1.60%, 12/15/30 (a)	175,000	140,893
3.05%, 06/01/31 (a)	215,000	187,510
2.35%, 06/15/32 (a)	100,000	81,416
4.00%, 03/15/33 (a)	211,000	190,084
3.10%, 06/15/41 (a)	85,000	61,445
4.95%, 01/15/45 (a)	125,000	110,908
4.20%, 09/01/48 (a)	445,000	354,251
4.20%, 04/01/50 (a)	220,000	173,369
2.90%, 03/15/51 (a)	300,000	182,436
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	100,000	92,082
5.00%, 09/01/33 (a)	75,000	72,755
3.85%, 06/01/49 (a)	310,000	228,820
3.50%, 06/01/51 (a)	75,000	52,312
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	197,000	188,665
1.75%, 03/15/31 (a)	250,000	201,862
3.55%, 09/30/49 (a)	210,000	150,196
5.00%, 09/15/52 (a)	100,000	89,074
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	250,000	238,165
4.13%, 03/01/42 (a)	150,000	124,238
4.10%, 04/01/43 (a)	250,000	203,482
4.25%, 12/01/45 (a)	200,000	164,382
3.25%, 09/01/49 (a)	285,000	190,303
3.45%, 04/15/50 (a)	100,000	69,200
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	190,000	161,882
5.30%, 10/01/41 (a)	50,000	47,296
4.20%, 06/15/47 (a)	95,000	76,667
4.20%, 03/15/48 (a)	85,000	67,844
4.13%, 04/01/49 (a)	100,000	78,561
Evergy, Inc.
2.90%, 09/15/29 (a)	250,000	223,577
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Eversource Energy
0.80%, 08/15/25 (a)	200,000	189,636
4.75%, 05/15/26	200,000	197,566
5.00%, 01/01/27	100,000	99,263
2.90%, 03/01/27 (a)	200,000	187,932
3.30%, 01/15/28 (a)	250,000	233,705
5.45%, 03/01/28 (a)	250,000	250,842
5.95%, 02/01/29 (a)	200,000	204,550
4.25%, 04/01/29 (a)	200,000	190,812
1.65%, 08/15/30 (a)	400,000	322,964
2.55%, 03/15/31 (a)	300,000	249,759
5.85%, 04/15/31 (a)	200,000	202,822
3.38%, 03/01/32 (a)	200,000	171,874
5.13%, 05/15/33 (a)	200,000	191,914
3.45%, 01/15/50 (a)	200,000	137,184
Exelon Corp.
3.40%, 04/15/26 (a)	100,000	96,801
2.75%, 03/15/27 (a)	200,000	187,618
5.15%, 03/15/28 (a)	300,000	299,265
5.15%, 03/15/29 (a)	200,000	199,406
4.05%, 04/15/30 (a)	450,000	422,806
3.35%, 03/15/32 (a)	360,000	315,598
5.30%, 03/15/33 (a)	250,000	248,357
5.45%, 03/15/34 (a)	200,000	198,744
4.95%, 06/15/35 (a)(d)	200,000	186,504
5.63%, 06/15/35	150,000	149,864
5.10%, 06/15/45 (a)	200,000	182,112
4.45%, 04/15/46 (a)	100,000	82,715
4.70%, 04/15/50 (a)	250,000	211,590
4.10%, 03/15/52 (a)	120,000	92,324
5.60%, 03/15/53 (a)	200,000	192,592
FirstEnergy Corp.
4.15%, 07/15/27 (a)	400,000	383,784
2.65%, 03/01/30 (a)	150,000	130,290
2.25%, 09/01/30 (a)	150,000	125,615
5.10%, 07/15/47 (a)	150,000	128,555
3.40%, 03/01/50 (a)	200,000	133,102
Florida Power & Light Co.
3.13%, 12/01/25 (a)	350,000	339,857
5.05%, 04/01/28 (a)	300,000	301,281
4.40%, 05/15/28 (a)	230,000	226,083
2.45%, 02/03/32 (a)	500,000	416,925
5.10%, 04/01/33 (a)	200,000	199,186
5.63%, 04/01/34	200,000	206,530
4.95%, 06/01/35	170,000	165,580
5.95%, 02/01/38	160,000	168,390
5.96%, 04/01/39	390,000	409,098
5.69%, 03/01/40	165,000	168,236
5.25%, 02/01/41 (a)	195,000	191,108
4.13%, 02/01/42 (a)	335,000	283,209
4.05%, 06/01/42 (a)	200,000	167,344
3.80%, 12/15/42 (a)	175,000	139,692
4.05%, 10/01/44 (a)	100,000	82,212
3.70%, 12/01/47 (a)	195,000	148,182
3.95%, 03/01/48 (a)	340,000	268,355
4.13%, 06/01/48 (a)	250,000	203,767
3.99%, 03/01/49 (a)	260,000	206,315
3.15%, 10/01/49 (a)	260,000	177,232
2.88%, 12/04/51 (a)	400,000	254,324
5.30%, 04/01/53 (a)	200,000	192,810
Fortis, Inc.
3.06%, 10/04/26 (a)	310,000	294,295
Georgia Power Co.
3.25%, 04/01/26 (a)	200,000	193,450
5.00%, 02/23/27 (a)	150,000	149,841
3.25%, 03/30/27 (a)	130,000	123,860
4.65%, 05/16/28 (a)	200,000	197,352
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.65%, 09/15/29 (a)	100,000	89,155
4.70%, 05/15/32 (a)	250,000	241,595
4.95%, 05/17/33 (a)	250,000	244,040
5.25%, 03/15/34 (a)	250,000	249,425
4.75%, 09/01/40	100,000	90,344
4.30%, 03/15/42	275,000	233,711
4.30%, 03/15/43	150,000	125,162
3.70%, 01/30/50 (a)	175,000	129,477
3.25%, 03/15/51 (a)	200,000	136,102
5.13%, 05/15/52 (a)	250,000	233,050
Iberdrola International BV
6.75%, 07/15/36	125,000	140,295
Idaho Power Co.
4.20%, 03/01/48 (a)	375,000	295,005
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	47,612
6.05%, 03/15/37	115,000	119,134
4.55%, 03/15/46 (a)	145,000	122,047
3.75%, 07/01/47 (a)	115,000	85,335
4.25%, 08/15/48 (a)	200,000	159,750
3.25%, 05/01/51 (a)	95,000	62,704
5.63%, 04/01/53 (a)	150,000	146,228
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	250,000	240,300
3.60%, 04/01/29 (a)	80,000	74,943
2.30%, 06/01/30 (a)	300,000	256,386
3.70%, 09/15/46 (a)	75,000	55,402
3.50%, 09/30/49 (a)	150,000	105,501
3.10%, 11/30/51 (a)	125,000	79,619
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	210,000	195,376
ITC Holdings Corp.
3.25%, 06/30/26 (a)	120,000	115,078
3.35%, 11/15/27 (a)	175,000	165,133
5.30%, 07/01/43 (a)	100,000	92,121
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	200,000	188,464
4.38%, 10/01/45 (a)	150,000	125,384
3.30%, 06/01/50 (a)	150,000	101,772
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	160,000	161,024
4.25%, 04/01/49 (a)	150,000	119,141
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	50,000	47,712
3.65%, 04/15/29 (a)	300,000	283,839
6.75%, 12/30/31	200,000	222,962
5.35%, 01/15/34 (a)	325,000	329,462
5.80%, 10/15/36	100,000	103,938
4.80%, 09/15/43 (a)	200,000	181,138
4.40%, 10/15/44 (a)	125,000	106,375
4.25%, 05/01/46 (a)	150,000	123,873
3.95%, 08/01/47 (a)	100,000	78,090
3.65%, 08/01/48 (a)	250,000	187,790
4.25%, 07/15/49 (a)	300,000	246,942
3.15%, 04/15/50 (a)	315,000	211,384
Mississippi Power Co.
3.95%, 03/30/28 (a)	225,000	216,054
4.25%, 03/15/42	100,000	82,413
3.10%, 07/30/51 (a)	100,000	63,275
National Grid PLC
5.60%, 06/12/28 (a)	200,000	201,990
5.81%, 06/12/33 (a)	250,000	251,427
5.42%, 01/11/34 (a)	200,000	195,824
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Rural Utilities Cooperative Finance Corp.
5.45%, 10/30/25	200,000	200,106
3.25%, 11/01/25 (a)	500,000	486,160
4.45%, 03/13/26 (a)	200,000	197,286
5.10%, 05/06/27 (a)	150,000	150,241
3.40%, 02/07/28 (a)	350,000	331,947
3.90%, 11/01/28 (a)	250,000	238,727
3.70%, 03/15/29 (a)	200,000	188,822
2.40%, 03/15/30 (a)	200,000	173,074
1.35%, 03/15/31 (a)	250,000	196,062
1.65%, 06/15/31 (a)	150,000	118,842
8.00%, 03/01/32	300,000	346,185
2.75%, 04/15/32 (a)	100,000	84,336
4.15%, 12/15/32 (a)	345,000	318,314
5.80%, 01/15/33 (a)	200,000	205,798
5.25%, 04/20/46 (a)(b)	200,000	195,546
4.40%, 11/01/48 (a)	130,000	108,976
4.30%, 03/15/49 (a)	100,000	82,104
Nevada Power Co.
3.70%, 05/01/29 (a)	150,000	141,531
6.65%, 04/01/36	250,000	269,417
6.75%, 07/01/37	155,000	171,625
3.13%, 08/01/50 (a)	225,000	144,070
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25	500,000	501,185
4.95%, 01/29/26	200,000	198,876
1.88%, 01/15/27 (a)	350,000	322,658
3.55%, 05/01/27 (a)	450,000	429,903
4.63%, 07/15/27 (a)	400,000	393,672
4.90%, 02/28/28 (a)	375,000	371,580
1.90%, 06/15/28 (a)	725,000	641,262
3.50%, 04/01/29 (a)	150,000	139,413
2.75%, 11/01/29 (a)	350,000	311,521
2.25%, 06/01/30 (a)	700,000	596,939
2.44%, 01/15/32 (a)	400,000	328,472
5.00%, 07/15/32 (a)	300,000	292,671
5.05%, 02/28/33 (a)	250,000	243,320
5.25%, 03/15/34 (a)	300,000	294,894
3.00%, 01/15/52 (a)	200,000	126,808
5.25%, 02/28/53 (a)	340,000	315,146
5.55%, 03/15/54 (a)	225,000	216,090
6.75%, 06/15/54 (a)(b)	300,000	302,994
6.70%, 09/01/54 (a)(b)	250,000	250,760
4.80%, 12/01/77 (a)(b)	225,000	208,019
3.80%, 03/15/82 (a)(b)	150,000	138,404
Northern States Power Co.
2.25%, 04/01/31 (a)	200,000	168,402
6.25%, 06/01/36	145,000	155,508
6.20%, 07/01/37	175,000	187,560
5.35%, 11/01/39	110,000	108,232
3.40%, 08/15/42 (a)	145,000	110,042
4.00%, 08/15/45 (a)	100,000	79,464
3.60%, 05/15/46 (a)	250,000	185,925
3.60%, 09/15/47 (a)	400,000	292,028
2.90%, 03/01/50 (a)	130,000	82,945
2.60%, 06/01/51 (a)	200,000	119,604
4.50%, 06/01/52 (a)	150,000	126,947
NorthWestern Corp.
4.18%, 11/15/44 (a)	185,000	151,361
NSTAR Electric Co.
3.20%, 05/15/27 (a)	250,000	238,135
3.25%, 05/15/29 (a)	115,000	106,757
3.95%, 04/01/30 (a)	150,000	141,816
1.95%, 08/15/31 (a)	150,000	121,412
5.50%, 03/15/40	100,000	99,532
4.40%, 03/01/44 (a)	250,000	212,440
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 06/01/51 (a)	175,000	115,792
4.55%, 06/01/52 (a)	40,000	33,695
Oglethorpe Power Corp.
5.95%, 11/01/39	150,000	149,802
5.38%, 11/01/40	200,000	188,358
5.05%, 10/01/48 (a)	200,000	175,922
3.75%, 08/01/50 (a)	150,000	106,787
5.25%, 09/01/50	50,000	45,173
6.20%, 12/01/53 (a)	125,000	128,215
Ohio Edison Co.
6.88%, 07/15/36	100,000	111,692
Ohio Power Co.
2.60%, 04/01/30 (a)	200,000	174,346
1.63%, 01/15/31 (a)	200,000	159,814
4.15%, 04/01/48 (a)	200,000	154,702
4.00%, 06/01/49 (a)	150,000	113,736
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	125,000	113,616
3.25%, 04/01/30 (a)	200,000	180,924
5.40%, 01/15/33 (a)	150,000	150,610
4.15%, 04/01/47 (a)	225,000	180,295
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (a)	200,000	190,116
5.75%, 03/15/29 (a)	123,000	126,811
2.75%, 05/15/30 (a)	200,000	176,836
7.00%, 05/01/32	250,000	278,735
4.15%, 06/01/32 (a)	150,000	139,878
4.55%, 09/15/32 (a)	200,000	192,024
5.65%, 11/15/33 (a)	250,000	256,637
7.50%, 09/01/38	100,000	119,772
5.25%, 09/30/40	175,000	168,625
4.55%, 12/01/41 (a)	150,000	133,764
5.30%, 06/01/42 (a)	150,000	145,275
3.75%, 04/01/45 (a)	175,000	135,959
3.80%, 09/30/47 (a)	50,000	38,450
4.10%, 11/15/48 (a)	145,000	116,513
3.80%, 06/01/49 (a)	200,000	152,330
3.10%, 09/15/49 (a)	200,000	133,196
3.70%, 05/15/50 (a)	150,000	111,374
4.60%, 06/01/52 (a)	150,000	127,904
4.95%, 09/15/52 (a)	250,000	226,490
5.35%, 10/01/52 (a)	100,000	95,850
Pacific Gas & Electric Co.
3.45%, 07/01/25	360,000	351,565
3.15%, 01/01/26	550,000	530,068
2.95%, 03/01/26 (a)	225,000	215,399
3.30%, 03/15/27 (a)	275,000	260,868
2.10%, 08/01/27 (a)	350,000	316,232
3.30%, 12/01/27 (a)	500,000	466,395
3.00%, 06/15/28 (a)	350,000	320,155
3.75%, 07/01/28	325,000	305,302
4.65%, 08/01/28 (a)	100,000	96,866
4.55%, 07/01/30 (a)	900,000	854,703
2.50%, 02/01/31 (a)	600,000	495,138
3.25%, 06/01/31 (a)	600,000	516,792
4.40%, 03/01/32 (a)	200,000	183,274
5.90%, 06/15/32 (a)	200,000	200,678
6.15%, 01/15/33 (a)	300,000	305,037
6.40%, 06/15/33 (a)	300,000	310,521
6.95%, 03/15/34 (a)	100,000	107,735
4.50%, 07/01/40 (a)	500,000	412,810
3.30%, 08/01/40 (a)	350,000	249,266
4.20%, 06/01/41 (a)	300,000	235,020
4.45%, 04/15/42 (a)	350,000	278,302
3.75%, 08/15/42 (a)(e)	100,000	72,347
4.60%, 06/15/43 (a)	250,000	203,417
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 02/15/44 (a)	200,000	164,590
4.30%, 03/15/45 (a)	260,000	199,701
4.25%, 03/15/46 (a)(e)	175,000	132,134
4.00%, 12/01/46 (a)	240,000	173,095
4.95%, 07/01/50 (a)	900,000	744,597
3.50%, 08/01/50 (a)	200,000	130,882
5.25%, 03/01/52 (a)	355,000	305,041
6.75%, 01/15/53 (a)	200,000	207,942
6.70%, 04/01/53 (a)	200,000	208,036
PacifiCorp
3.50%, 06/15/29 (a)	125,000	116,226
2.70%, 09/15/30 (a)	150,000	130,184
5.30%, 02/15/31 (a)	200,000	199,522
7.70%, 11/15/31	100,000	114,327
5.45%, 02/15/34 (a)	80,000	79,046
5.75%, 04/01/37	200,000	198,652
6.25%, 10/15/37	300,000	310,590
6.35%, 07/15/38	150,000	156,843
6.00%, 01/15/39	145,000	147,349
4.10%, 02/01/42 (a)	175,000	137,853
4.13%, 01/15/49 (a)	225,000	171,301
4.15%, 02/15/50 (a)	225,000	171,988
3.30%, 03/15/51 (a)	250,000	162,295
2.90%, 06/15/52 (a)	295,000	174,490
5.35%, 12/01/53 (a)	325,000	295,539
5.50%, 05/15/54 (a)	400,000	372,852
5.80%, 01/15/55 (a)	400,000	387,944
PECO Energy Co.
4.90%, 06/15/33 (a)	175,000	171,512
3.70%, 09/15/47 (a)	150,000	114,039
3.90%, 03/01/48 (a)	225,000	174,170
3.00%, 09/15/49 (a)	280,000	184,542
2.80%, 06/15/50 (a)	200,000	124,522
3.05%, 03/15/51 (a)	60,000	39,121
2.85%, 09/15/51 (a)	310,000	191,093
4.38%, 08/15/52 (a)	140,000	115,490
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	100,000	100,135
6.50%, 11/15/37	150,000	164,964
4.15%, 03/15/43 (a)	200,000	165,424
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	285,000	273,566
4.13%, 04/15/30 (a)	150,000	141,474
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	400,000	394,604
6.25%, 05/15/39	300,000	322,482
4.75%, 07/15/43 (a)	100,000	90,966
4.13%, 06/15/44 (a)	95,000	78,602
3.95%, 06/01/47 (a)	115,000	91,485
4.15%, 06/15/48 (a)	150,000	121,502
3.00%, 10/01/49 (a)	110,000	73,092
5.25%, 05/15/53 (a)	200,000	191,100
Progress Energy, Inc.
7.75%, 03/01/31	250,000	280,582
7.00%, 10/30/31	200,000	217,034
6.00%, 12/01/39	185,000	186,217
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	175,000	166,400
1.90%, 01/15/31 (a)	155,000	126,252
1.88%, 06/15/31 (a)	225,000	180,272
4.10%, 06/01/32 (a)	150,000	138,144
5.35%, 05/15/34 (a)	125,000	124,041
6.25%, 09/01/37	210,000	220,240
3.60%, 09/15/42 (a)	100,000	75,100
3.80%, 06/15/47 (a)	70,000	51,266
4.05%, 09/15/49 (a)	155,000	118,037
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 03/01/50 (a)	250,000	164,585
2.70%, 01/15/51 (a)	180,000	106,466
4.50%, 06/01/52 (a)	55,000	44,763
5.25%, 04/01/53 (a)	200,000	183,304
5.75%, 05/15/54 (a)	200,000	197,918
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	75,000	62,306
5.35%, 10/01/33 (a)	100,000	100,656
3.60%, 07/01/49 (a)	130,000	95,720
5.15%, 01/15/53 (a)	75,000	70,178
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	150,000	121,484
5.25%, 01/15/33 (a)	150,000	146,906
3.15%, 08/15/51 (a)	150,000	96,879
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	150,000	140,004
3.00%, 05/15/27 (a)	205,000	194,555
3.70%, 05/01/28 (a)	175,000	167,359
3.20%, 05/15/29 (a)	225,000	208,253
2.45%, 01/15/30 (a)	340,000	297,146
1.90%, 08/15/31 (a)	200,000	161,916
4.90%, 12/15/32 (a)	220,000	216,678
4.65%, 03/15/33 (a)	110,000	106,039
5.80%, 05/01/37	80,000	83,785
3.95%, 05/01/42 (a)	100,000	81,816
3.65%, 09/01/42 (a)	100,000	78,556
3.80%, 01/01/43 (a)	175,000	141,822
3.80%, 03/01/46 (a)	150,000	117,690
3.60%, 12/01/47 (a)	300,000	224,052
4.05%, 05/01/48 (a)	175,000	141,027
3.85%, 05/01/49 (a)	150,000	116,564
3.20%, 08/01/49 (a)	150,000	103,470
3.15%, 01/01/50 (a)	25,000	17,113
2.70%, 05/01/50 (a)	150,000	94,085
2.05%, 08/01/50 (a)	250,000	135,163
5.13%, 03/15/53 (a)	150,000	142,185
Public Service Enterprise Group, Inc.
0.80%, 08/15/25 (a)	225,000	213,786
5.85%, 11/15/27 (a)	200,000	203,498
5.88%, 10/15/28 (a)	15,000	15,350
5.20%, 04/01/29 (a)	300,000	299,352
1.60%, 08/15/30 (a)	360,000	291,967
2.45%, 11/15/31 (a)	300,000	247,167
6.13%, 10/15/33 (a)	105,000	109,136
Puget Energy, Inc.
4.10%, 06/15/30 (a)	300,000	276,018
4.22%, 03/15/32 (a)	150,000	134,616
Puget Sound Energy, Inc.
6.27%, 03/15/37	100,000	106,709
5.76%, 10/01/39	100,000	101,144
5.64%, 04/15/41 (a)	150,000	147,491
4.30%, 05/20/45 (a)	165,000	135,373
4.22%, 06/15/48 (a)	215,000	170,805
3.25%, 09/15/49 (a)	265,000	175,258
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	100,000	95,318
1.70%, 10/01/30 (a)	210,000	172,542
3.00%, 03/15/32 (a)	250,000	215,852
6.00%, 06/01/39	150,000	159,204
4.50%, 08/15/40	200,000	178,766
3.75%, 06/01/47 (a)	125,000	93,535
4.15%, 05/15/48 (a)	125,000	101,114
4.10%, 06/15/49 (a)	165,000	130,414
3.32%, 04/15/50 (a)	125,000	85,556
3.70%, 03/15/52 (a)	190,000	137,837
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.35%, 04/01/53 (a)	200,000	189,322
5.55%, 04/15/54 (a)	175,000	171,461
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	200,000	190,884
Southern California Edison Co.
3.70%, 08/01/25 (a)	350,000	342,996
1.20%, 02/01/26 (a)	250,000	234,302
4.70%, 06/01/27 (a)	150,000	147,981
5.85%, 11/01/27 (a)	250,000	254,957
3.65%, 03/01/28 (a)	100,000	94,794
5.30%, 03/01/28 (a)	200,000	200,486
5.65%, 10/01/28 (a)	105,000	106,887
4.20%, 03/01/29 (a)	150,000	143,613
6.65%, 04/01/29	225,000	235,582
2.85%, 08/01/29 (a)	200,000	179,644
2.25%, 06/01/30 (a)	250,000	212,197
2.50%, 06/01/31 (a)	100,000	84,012
2.75%, 02/01/32 (a)	200,000	168,846
5.95%, 11/01/32 (a)	200,000	206,822
6.00%, 01/15/34	200,000	207,056
5.20%, 06/01/34 (a)	250,000	244,170
5.75%, 04/01/35	200,000	203,700
5.35%, 07/15/35	200,000	197,842
5.55%, 01/15/37	220,000	220,429
5.95%, 02/01/38	250,000	254,077
6.05%, 03/15/39	150,000	153,700
5.50%, 03/15/40	150,000	144,993
4.05%, 03/15/42 (a)	155,000	124,481
3.90%, 03/15/43 (a)	125,000	97,330
4.65%, 10/01/43 (a)	250,000	215,490
3.60%, 02/01/45 (a)	150,000	109,754
4.00%, 04/01/47 (a)	500,000	383,410
4.13%, 03/01/48 (a)	390,000	303,763
4.88%, 03/01/49 (a)	245,000	213,660
3.65%, 02/01/50 (a)	400,000	284,612
2.95%, 02/01/51 (a)	175,000	108,647
3.65%, 06/01/51 (a)	155,000	109,446
3.45%, 02/01/52 (a)	325,000	221,192
5.45%, 06/01/52 (a)	95,000	89,312
5.88%, 12/01/53 (a)	150,000	149,960
Southern Co.
5.15%, 10/06/25	200,000	199,296
3.25%, 07/01/26 (a)	600,000	577,176
5.11%, 08/01/27 (e)	250,000	249,490
1.75%, 03/15/28 (a)	100,000	88,752
4.85%, 06/15/28 (a)	250,000	247,470
5.50%, 03/15/29 (a)	200,000	202,732
3.70%, 04/30/30 (a)	350,000	323,088
5.70%, 10/15/32 (a)	170,000	173,786
5.20%, 06/15/33 (a)	200,000	196,730
5.70%, 03/15/34 (a)	200,000	203,554
4.25%, 07/01/36 (a)	150,000	132,887
4.40%, 07/01/46 (a)	550,000	460,306
4.00%, 01/15/51 (a)(b)	250,000	242,795
3.75%, 09/15/51 (a)(b)	275,000	258,470
Southern Power Co.
0.90%, 01/15/26 (a)	225,000	209,817
5.15%, 09/15/41	150,000	139,097
5.25%, 07/15/43	100,000	93,045
4.95%, 12/15/46 (a)	128,000	111,776
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	300,000	283,275
4.10%, 09/15/28 (a)	200,000	190,842
3.90%, 04/01/45 (a)	110,000	81,986
3.85%, 02/01/48 (a)	200,000	143,930
3.25%, 11/01/51 (a)	250,000	158,335
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	125,822
3.40%, 08/15/46 (a)	150,000	101,630
3.70%, 08/15/47 (a)	150,000	106,242
4.40%, 11/15/48 (a)	150,000	118,481
3.75%, 06/15/49 (a)	130,000	93,544
3.15%, 05/01/50 (a)	170,000	108,299
Tampa Electric Co.
4.10%, 06/15/42 (a)	135,000	111,521
4.35%, 05/15/44 (a)	100,000	83,127
4.30%, 06/15/48 (a)	150,000	122,204
4.45%, 06/15/49 (a)	175,000	147,019
3.63%, 06/15/50 (a)	185,000	133,387
3.45%, 03/15/51 (a)	25,000	17,276
5.00%, 07/15/52 (a)	75,000	67,337
Toledo Edison Co.
6.15%, 05/15/37	100,000	105,205
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	175,000	142,195
4.85%, 12/01/48 (a)	175,000	152,840
4.00%, 06/15/50 (a)	100,000	75,694
3.25%, 05/01/51 (a)	200,000	133,170
Union Electric Co.
2.95%, 06/15/27 (a)	44,000	41,536
3.50%, 03/15/29 (a)	425,000	401,502
2.95%, 03/15/30 (a)	150,000	134,142
2.15%, 03/15/32 (a)	200,000	160,990
8.45%, 03/15/39	150,000	191,656
3.90%, 09/15/42 (a)	115,000	92,906
3.65%, 04/15/45 (a)	100,000	75,555
4.00%, 04/01/48 (a)	150,000	116,726
3.25%, 10/01/49 (a)	200,000	136,142
2.63%, 03/15/51 (a)	250,000	149,148
3.90%, 04/01/52 (a)	185,000	141,625
Virginia Electric & Power Co.
3.15%, 01/15/26 (a)	250,000	242,097
2.95%, 11/15/26 (a)	200,000	190,398
3.50%, 03/15/27 (a)	350,000	336,077
2.88%, 07/15/29 (a)	150,000	135,501
2.40%, 03/30/32 (a)	175,000	143,950
5.00%, 04/01/33 (a)	200,000	194,996
5.00%, 01/15/34 (a)	150,000	145,851
6.00%, 01/15/36	250,000	257,562
6.00%, 05/15/37	275,000	284,212
8.88%, 11/15/38	300,000	387,654
4.00%, 01/15/43 (a)	250,000	201,562
4.65%, 08/15/43 (a)	150,000	131,186
4.45%, 02/15/44 (a)	250,000	211,297
4.20%, 05/15/45 (a)	100,000	81,576
3.80%, 09/15/47 (a)	350,000	260,550
4.60%, 12/01/48 (a)	300,000	256,185
3.30%, 12/01/49 (a)	300,000	203,286
2.45%, 12/15/50 (a)	450,000	253,359
4.63%, 05/15/52 (a)	240,000	202,301
5.45%, 04/01/53 (a)	200,000	191,392
WEC Energy Group, Inc.
4.75%, 01/09/26 (a)	200,000	197,954
5.60%, 09/12/26 (a)	175,000	175,759
5.15%, 10/01/27 (a)	125,000	124,718
1.38%, 10/15/27 (a)	250,000	221,502
4.75%, 01/15/28 (a)	200,000	198,130
2.20%, 12/15/28 (a)	150,000	132,302
1.80%, 10/15/30 (a)	250,000	204,015
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	150,000	132,941
4.75%, 09/30/32 (a)	100,000	97,696
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.63%, 05/15/33	200,000	208,900
4.30%, 10/15/48 (a)	125,000	103,471
Wisconsin Power & Light Co.
3.05%, 10/15/27 (a)	100,000	93,950
3.00%, 07/01/29 (a)	225,000	206,102
6.38%, 08/15/37	120,000	126,811
3.65%, 04/01/50 (a)	200,000	143,588
Wisconsin Public Service Corp.
3.67%, 12/01/42	160,000	125,782
4.75%, 11/01/44 (a)	150,000	135,701
3.30%, 09/01/49 (a)	122,000	84,595
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	100,000	95,474
4.00%, 06/15/28 (a)	325,000	309,939
3.40%, 06/01/30 (a)	350,000	314,664
2.35%, 11/15/31 (a)	75,000	60,755
4.60%, 06/01/32 (a)	300,000	280,884
5.45%, 08/15/33 (a)	300,000	295,014
6.50%, 07/01/36	180,000	188,890
3.50%, 12/01/49 (a)	200,000	136,018
		155,097,806
Energy 0.0%
Puget Sound Energy, Inc.
5.80%, 03/15/40	125,000	125,222
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	200,000	189,138
2.63%, 09/15/29 (a)	100,000	89,372
1.50%, 01/15/31 (a)	375,000	301,125
5.90%, 11/15/33 (a)	125,000	130,619
5.50%, 06/15/41 (a)	150,000	149,905
4.15%, 01/15/43 (a)	200,000	168,014
4.13%, 10/15/44 (a)	100,000	82,727
4.30%, 10/01/48 (a)	225,000	185,767
4.13%, 03/15/49 (a)	265,000	209,080
3.38%, 09/15/49 (a)	200,000	138,910
2.85%, 02/15/52 (a)	55,000	34,064
5.75%, 10/15/52 (a)	160,000	162,286
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	200,000	200,778
4.00%, 04/01/28 (a)	50,000	48,049
1.75%, 10/01/30 (a)	200,000	163,450
5.40%, 03/01/33 (a)	200,000	200,228
5.85%, 01/15/41 (a)	125,000	128,006
4.10%, 09/01/47 (a)	150,000	118,389
National Grid USA
5.80%, 04/01/35	85,000	84,919
NiSource, Inc.
0.95%, 08/15/25 (a)	300,000	285,033
3.49%, 05/15/27 (a)	225,000	214,702
5.25%, 03/30/28 (a)	200,000	199,870
2.95%, 09/01/29 (a)	350,000	314,730
3.60%, 05/01/30 (a)	350,000	321,373
1.70%, 02/15/31 (a)	200,000	159,474
5.40%, 06/30/33 (a)	150,000	148,581
5.35%, 04/01/34 (a)	200,000	196,280
5.95%, 06/15/41 (a)	110,000	110,726
5.25%, 02/15/43 (a)	150,000	137,969
4.80%, 02/15/44 (a)	199,000	173,285
5.65%, 02/01/45 (a)	150,000	145,323
4.38%, 05/15/47 (a)	300,000	241,620
3.95%, 03/30/48 (a)	140,000	105,144
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 06/15/52 (a)	150,000	132,963
6.95%, 11/30/54 (a)(b)	150,000	150,816
ONE Gas, Inc.
5.10%, 04/01/29 (a)	100,000	100,421
2.00%, 05/15/30 (a)	50,000	42,429
4.25%, 09/01/32 (a)	150,000	143,818
4.66%, 02/01/44 (a)	200,000	176,710
4.50%, 11/01/48 (a)	125,000	105,688
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	270,000	249,718
3.64%, 11/01/46 (a)	105,000	75,803
3.35%, 06/01/50 (a)	200,000	131,636
5.05%, 05/15/52 (a)	170,000	148,908
Sempra
3.25%, 06/15/27 (a)	300,000	283,275
3.40%, 02/01/28 (a)	300,000	282,348
3.70%, 04/01/29 (a)	200,000	187,314
5.50%, 08/01/33 (a)	150,000	150,060
3.80%, 02/01/38 (a)	250,000	204,430
6.00%, 10/15/39	210,000	212,619
4.00%, 02/01/48 (a)	225,000	171,396
4.13%, 04/01/52 (a)(b)	300,000	277,110
6.88%, 10/01/54 (a)(b)	300,000	298,554
Southern California Gas Co.
2.60%, 06/15/26 (a)	215,000	204,226
2.95%, 04/15/27 (a)	340,000	320,328
2.55%, 02/01/30 (a)	250,000	217,865
5.20%, 06/01/33 (a)	50,000	49,448
5.13%, 11/15/40	125,000	118,936
3.75%, 09/15/42 (a)	200,000	155,998
4.13%, 06/01/48 (a)	125,000	96,680
4.30%, 01/15/49 (a)	175,000	140,632
3.95%, 02/15/50 (a)	200,000	151,928
6.35%, 11/15/52 (a)	50,000	53,995
5.75%, 06/01/53 (a)	150,000	149,089
5.60%, 04/01/54 (a)	150,000	147,607
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	100,000	96,102
1.75%, 01/15/31 (a)	200,000	162,022
5.15%, 09/15/32 (a)	90,000	89,555
5.75%, 09/15/33 (a)	150,000	153,666
5.88%, 03/15/41 (a)	200,000	200,616
4.40%, 06/01/43 (a)	131,000	107,785
3.95%, 10/01/46 (a)	125,000	94,018
4.40%, 05/30/47 (a)	185,000	150,499
3.15%, 09/30/51 (a)	150,000	94,401
Southwest Gas Corp.
5.45%, 03/23/28 (a)	100,000	100,738
2.20%, 06/15/30 (a)	255,000	216,444
4.05%, 03/15/32 (a)	140,000	126,868
3.80%, 09/29/46 (a)	100,000	73,712
4.15%, 06/01/49 (a)	95,000	72,317
3.18%, 08/15/51 (a)	50,000	31,666
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	125,000	121,675
3.30%, 06/01/51 (a)	100,000	67,371
Washington Gas Light Co.
3.80%, 09/15/46 (a)	130,000	98,908
3.65%, 09/15/49 (a)	125,000	91,735
		13,021,782
Utility Other 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (a)	100,000	93,704
3.75%, 09/01/28 (a)	250,000	238,285
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 06/01/29 (a)	165,000	153,668
2.80%, 05/01/30 (a)	200,000	176,000
2.30%, 06/01/31 (a)	200,000	165,692
4.45%, 06/01/32 (a)	275,000	262,265
5.15%, 03/01/34 (a)	200,000	198,298
6.59%, 10/15/37	200,000	222,544
4.30%, 12/01/42 (a)	225,000	191,430
4.30%, 09/01/45 (a)	45,000	38,130
4.00%, 12/01/46 (a)	140,000	110,687
3.75%, 09/01/47 (a)	250,000	189,630
4.20%, 09/01/48 (a)	210,000	170,608
4.15%, 06/01/49 (a)	150,000	120,730
3.45%, 05/01/50 (a)	155,000	109,579
5.45%, 03/01/54 (a)	200,000	193,300
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	150,000	139,371
2.70%, 04/15/30 (a)	160,000	139,266
2.40%, 05/01/31 (a)	50,000	41,243
5.38%, 01/15/34 (a)	100,000	98,327
4.28%, 05/01/49 (a)	245,000	194,444
3.35%, 04/15/50 (a)	200,000	135,014
5.30%, 05/01/52 (a)	150,000	137,227
		3,519,442
		171,764,252
Total Corporates (Cost $2,055,766,893)		1,851,393,498

TREASURIES 42.8% OF NET ASSETS
U.S. Treasury Bonds
6.88%, 08/15/25	1,000,000	1,023,398
6.00%, 02/15/26	1,889,000	1,928,588
6.75%, 08/15/26	1,209,000	1,263,405
6.50%, 11/15/26	1,748,000	1,841,067
6.63%, 02/15/27	1,000,000	1,055,039
6.38%, 08/15/27	1,200,000	1,267,219
6.13%, 11/15/27	2,434,000	2,562,926
5.50%, 08/15/28	1,748,000	1,826,523
5.25%, 11/15/28	2,248,000	2,327,207
5.25%, 02/15/29	1,174,000	1,220,501
6.13%, 08/15/29	1,044,000	1,128,499
6.25%, 05/15/30	2,131,000	2,340,271
5.38%, 02/15/31	2,594,000	2,760,989
4.50%, 02/15/36	2,844,000	2,897,992
4.75%, 02/15/37	1,182,000	1,227,525
5.00%, 05/15/37	1,648,000	1,750,743
4.38%, 02/15/38	1,596,000	1,593,756
4.50%, 05/15/38	2,096,000	2,117,124
3.50%, 02/15/39	2,122,000	1,910,132
4.25%, 05/15/39	1,946,000	1,902,519
4.50%, 08/15/39	2,646,000	2,654,889
4.38%, 11/15/39	2,825,000	2,794,543
4.63%, 02/15/40	2,955,000	3,002,788
1.13%, 05/15/40	11,700,000	7,200,984
4.38%, 05/15/40	3,194,000	3,151,580
1.13%, 08/15/40	14,000,000	8,531,250
3.88%, 08/15/40	3,494,000	3,240,958
1.38%, 11/15/40	15,500,000	9,785,586
4.25%, 11/15/40	2,753,000	2,667,614
1.88%, 02/15/41	18,900,000	12,939,117
4.75%, 02/15/41	4,292,000	4,408,353
2.25%, 05/15/41	16,000,000	11,582,500
4.38%, 05/15/41	3,944,000	3,869,742
1.75%, 08/15/41	21,400,000	14,142,391
3.75%, 08/15/41	3,817,000	3,448,421
2.00%, 11/15/41	18,000,000	12,370,781
3.13%, 11/15/41	3,844,000	3,167,997
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.38%, 02/15/42	14,900,000	10,849,063
3.13%, 02/15/42	4,082,000	3,353,618
3.00%, 05/15/42	3,998,000	3,209,957
3.25%, 05/15/42	13,100,000	10,895,516
2.75%, 08/15/42	4,191,000	3,225,105
3.38%, 08/15/42	11,500,000	9,716,602
2.75%, 11/15/42	6,158,000	4,721,935
4.00%, 11/15/42	11,400,000	10,510,266
3.13%, 02/15/43	5,286,000	4,282,486
3.88%, 02/15/43	11,450,000	10,353,305
2.88%, 05/15/43	8,231,000	6,395,101
3.88%, 05/15/43	11,800,000	10,650,422
3.63%, 08/15/43	5,817,000	5,057,154
4.38%, 08/15/43	12,150,000	11,732,344
3.75%, 11/15/43	6,150,000	5,437,945
4.75%, 11/15/43	12,350,000	12,519,813
3.63%, 02/15/44	6,427,000	5,569,397
4.50%, 02/15/44	13,150,000	12,904,465
3.38%, 05/15/44	6,294,000	5,246,147
4.63%, 05/15/44	7,500,000	7,486,523
3.13%, 08/15/44	6,632,000	5,301,455
3.00%, 11/15/44	5,136,000	4,012,500
2.50%, 02/15/45	8,632,000	6,159,741
3.00%, 05/15/45	6,534,000	5,081,206
2.88%, 08/15/45	5,332,000	4,050,654
3.00%, 11/15/45	1,782,000	1,380,493
2.50%, 02/15/46	8,091,000	5,704,155
2.50%, 05/15/46	6,732,000	4,733,438
2.25%, 08/15/46	9,078,000	6,053,891
2.88%, 11/15/46	3,719,000	2,793,318
3.00%, 02/15/47	6,584,000	5,049,105
3.00%, 05/15/47	5,038,000	3,856,038
2.75%, 08/15/47	8,280,000	6,034,697
2.75%, 11/15/47	7,878,000	5,730,630
3.00%, 02/15/48	10,000,000	7,611,719
3.13%, 05/15/48	10,320,000	8,027,831
3.00%, 08/15/48	11,178,000	8,485,674
3.38%, 11/15/48	12,100,000	9,832,195
3.00%, 02/15/49	12,776,000	9,683,809
2.88%, 05/15/49	12,300,000	9,089,508
2.25%, 08/15/49	11,200,000	7,243,250
2.38%, 11/15/49	10,800,000	7,174,406
2.00%, 02/15/50	12,598,000	7,655,253
1.25%, 05/15/50	16,900,000	8,380,024
1.38%, 08/15/50	19,150,000	9,803,902
1.63%, 11/15/50	18,900,000	10,349,227
1.88%, 02/15/51	20,900,000	12,208,539
2.38%, 05/15/51	21,300,000	14,034,703
2.00%, 08/15/51	21,200,000	12,741,531
1.88%, 11/15/51	19,650,000	11,410,817
2.25%, 02/15/52	18,000,000	11,470,781
2.88%, 05/15/52	17,300,000	12,684,414
3.00%, 08/15/52	16,200,000	12,191,766
4.00%, 11/15/52	16,750,000	15,263,437
3.63%, 02/15/53	17,600,000	14,976,500
3.63%, 05/15/53	17,250,000	14,684,063
4.13%, 08/15/53	19,200,000	17,886,000
4.75%, 11/15/53	20,350,000	21,044,762
4.25%, 02/15/54	20,900,000	19,908,883
4.63%, 05/15/54	14,500,000	14,705,039
U.S. Treasury Notes
0.25%, 07/31/25	13,100,000	12,441,930
2.00%, 08/15/25	15,168,000	14,666,745
3.13%, 08/15/25	15,300,000	14,979,955
0.25%, 08/31/25	12,400,000	11,733,258
2.75%, 08/31/25	6,236,000	6,074,741
5.00%, 08/31/25	14,000,000	13,989,883
3.50%, 09/15/25	11,500,000	11,293,809
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.25%, 09/30/25	16,100,000	15,182,111
3.00%, 09/30/25	5,682,000	5,544,611
5.00%, 09/30/25	16,000,000	15,995,000
4.25%, 10/15/25	13,000,000	12,878,633
0.25%, 10/31/25	14,800,000	13,909,688
3.00%, 10/31/25	5,688,000	5,544,578
5.00%, 10/31/25	17,500,000	17,502,051
2.25%, 11/15/25	16,872,000	16,270,605
4.50%, 11/15/25	13,000,000	12,922,051
0.38%, 11/30/25	14,600,000	13,698,051
2.88%, 11/30/25	5,682,000	5,524,191
4.88%, 11/30/25	16,950,000	16,931,792
4.00%, 12/15/25	12,100,000	11,945,205
0.38%, 12/31/25	16,000,000	14,963,750
2.63%, 12/31/25	6,486,000	6,275,205
4.25%, 12/31/25	18,200,000	18,027,598
3.88%, 01/15/26	11,400,000	11,229,891
0.38%, 01/31/26	17,000,000	15,845,195
2.63%, 01/31/26	6,938,000	6,701,674
4.25%, 01/31/26	18,000,000	17,829,141
1.63%, 02/15/26	14,672,000	13,938,113
4.00%, 02/15/26	12,800,000	12,628,750
0.50%, 02/28/26	17,900,000	16,670,424
2.50%, 02/28/26	8,976,000	8,642,556
4.63%, 02/28/26	19,100,000	19,033,225
4.63%, 03/15/26	13,000,000	12,956,582
0.75%, 03/31/26	16,000,000	14,924,063
2.25%, 03/31/26	7,786,000	7,456,920
4.50%, 03/31/26	23,400,000	23,278,430
3.75%, 04/15/26	11,500,000	11,294,707
0.75%, 04/30/26	15,800,000	14,697,394
2.38%, 04/30/26	5,084,000	4,871,902
4.88%, 04/30/26	20,500,000	20,532,832
1.63%, 05/15/26	14,685,000	13,866,713
3.63%, 05/15/26	12,000,000	11,756,953
0.75%, 05/31/26	17,300,000	16,046,088
2.13%, 05/31/26	7,388,000	7,036,637
4.88%, 05/31/26	23,400,000	23,448,445
4.13%, 06/15/26	12,000,000	11,864,063
0.88%, 06/30/26	11,500,000	10,669,619
1.88%, 06/30/26	5,984,000	5,664,113
4.63%, 06/30/26	21,000,000	20,962,676
4.50%, 07/15/26	14,000,000	13,942,031
0.63%, 07/31/26	16,000,000	14,721,875
1.88%, 07/31/26	6,284,000	5,934,453
1.50%, 08/15/26	14,724,000	13,782,469
4.38%, 08/15/26	11,000,000	10,928,672
0.75%, 08/31/26	16,700,000	15,363,348
1.38%, 08/31/26	6,486,000	6,048,448
4.63%, 09/15/26	12,500,000	12,486,328
0.88%, 09/30/26	15,700,000	14,453,199
1.63%, 09/30/26	4,990,000	4,671,498
4.63%, 10/15/26	13,000,000	12,990,859
1.13%, 10/31/26	15,500,000	14,306,621
1.63%, 10/31/26	6,584,000	6,149,868
2.00%, 11/15/26	14,032,000	13,207,620
4.63%, 11/15/26	12,500,000	12,496,582
1.25%, 11/30/26	16,000,000	14,780,000
1.63%, 11/30/26	6,286,000	5,858,257
4.38%, 12/15/26	13,700,000	13,624,008
1.25%, 12/31/26	16,000,000	14,752,500
1.75%, 12/31/26	5,990,000	5,591,993
4.00%, 01/15/27	15,000,000	14,784,375
1.50%, 01/31/27	22,000,000	20,363,750
2.25%, 02/15/27	12,626,000	11,905,430
4.13%, 02/15/27	13,000,000	12,852,734
1.13%, 02/28/27	4,300,000	3,932,820
1.88%, 02/28/27	15,000,000	13,995,703
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 03/15/27	15,500,000	15,377,090
0.63%, 03/31/27	5,600,000	5,038,250
2.50%, 03/31/27	14,500,000	13,746,113
4.50%, 04/15/27	15,000,000	14,979,492
0.50%, 04/30/27	8,650,000	7,731,613
2.75%, 04/30/27	13,300,000	12,672,926
2.38%, 05/15/27	15,420,000	14,526,122
4.50%, 05/15/27	17,000,000	16,980,078
0.50%, 05/31/27	8,700,000	7,752,855
2.63%, 05/31/27	11,250,000	10,670,361
4.63%, 06/15/27	17,000,000	17,051,133
0.50%, 06/30/27	10,400,000	9,243,813
3.25%, 06/30/27	12,500,000	12,062,988
0.38%, 07/31/27	11,600,000	10,232,922
2.75%, 07/31/27	12,000,000	11,395,781
2.25%, 08/15/27	11,272,000	10,535,357
0.50%, 08/31/27	10,500,000	9,273,223
3.13%, 08/31/27	12,500,000	11,994,629
0.38%, 09/30/27	13,000,000	11,401,406
4.13%, 09/30/27	10,500,000	10,383,516
0.50%, 10/31/27	13,200,000	11,588,156
4.13%, 10/31/27	12,000,000	11,866,875
2.25%, 11/15/27	12,474,000	11,608,129
0.63%, 11/30/27	13,500,000	11,869,980
3.88%, 11/30/27	13,000,000	12,753,203
0.63%, 12/31/27	15,000,000	13,149,023
3.88%, 12/31/27	11,000,000	10,791,602
0.75%, 01/31/28	17,700,000	15,542,121
3.50%, 01/31/28	11,500,000	11,138,828
2.75%, 02/15/28	16,322,000	15,390,498
1.13%, 02/29/28	18,000,000	15,993,281
4.00%, 02/29/28	12,000,000	11,817,656
1.25%, 03/31/28	16,500,000	14,695,312
3.63%, 03/31/28	12,000,000	11,663,906
1.25%, 04/30/28	18,000,000	15,993,984
3.50%, 04/30/28	11,800,000	11,414,656
2.88%, 05/15/28	17,770,000	16,789,179
1.25%, 05/31/28	18,005,000	15,963,965
3.63%, 05/31/28	11,500,000	11,173,418
1.25%, 06/30/28	16,500,000	14,601,211
4.00%, 06/30/28	12,100,000	11,917,555
1.00%, 07/31/28	17,500,000	15,289,258
4.13%, 07/31/28	12,500,000	12,369,629
2.88%, 08/15/28	18,368,000	17,307,535
1.13%, 08/31/28	16,500,000	14,458,125
4.38%, 08/31/28	13,000,000	12,985,781
1.25%, 09/30/28	17,750,000	15,600,586
4.63%, 09/30/28	14,000,000	14,119,766
1.38%, 10/31/28	16,500,000	14,552,227
4.88%, 10/31/28	15,000,000	15,283,008
3.13%, 11/15/28	16,714,000	15,873,077
1.50%, 11/30/28	16,500,000	14,606,367
4.38%, 11/30/28	16,250,000	16,250,635
1.38%, 12/31/28	16,000,000	14,056,250
3.75%, 12/31/28	16,500,000	16,081,699
1.75%, 01/31/29	15,800,000	14,094,094
4.00%, 01/31/29	17,000,000	16,741,680
2.63%, 02/15/29	17,166,000	15,916,771
1.88%, 02/28/29	14,000,000	12,537,109
4.25%, 02/28/29	18,750,000	18,668,701
2.38%, 03/31/29	13,400,000	12,260,477
4.13%, 03/31/29	19,000,000	18,809,258
2.88%, 04/30/29	11,700,000	10,944,070
4.63%, 04/30/29	20,000,000	20,232,031
2.38%, 05/15/29	13,358,000	12,202,220
2.75%, 05/31/29	12,000,000	11,150,156
4.50%, 05/31/29	21,000,000	21,145,195
3.25%, 06/30/29	11,000,000	10,453,438
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 06/30/29	22,000,000	21,908,476
2.63%, 07/31/29	9,500,000	8,755,586
1.63%, 08/15/29	13,166,000	11,543,393
3.13%, 08/31/29	10,500,000	9,904,453
3.88%, 09/30/29	9,000,000	8,795,742
4.00%, 10/31/29	8,000,000	7,864,688
1.75%, 11/15/29	9,266,000	8,140,326
3.88%, 11/30/29	8,000,000	7,815,312
3.88%, 12/31/29	11,500,000	11,230,020
3.50%, 01/31/30	9,000,000	8,621,367
1.50%, 02/15/30	15,898,000	13,652,408
4.00%, 02/28/30	9,000,000	8,840,391
3.63%, 03/31/30	9,500,000	9,149,316
3.50%, 04/30/30	8,200,000	7,842,531
0.63%, 05/15/30	21,705,000	17,550,527
3.75%, 05/31/30	8,500,000	8,233,711
3.75%, 06/30/30	8,250,000	7,987,998
4.00%, 07/31/30	8,000,000	7,849,375
0.63%, 08/15/30	28,000,000	22,448,125
4.13%, 08/31/30	8,500,000	8,393,750
4.63%, 09/30/30	9,500,000	9,636,934
4.88%, 10/31/30	11,500,000	11,827,930
0.88%, 11/15/30	30,500,000	24,678,789
4.38%, 11/30/30	9,800,000	9,810,719
3.75%, 12/31/30	10,250,000	9,903,262
4.00%, 01/31/31	9,100,000	8,918,711
1.13%, 02/15/31	29,500,000	24,127,774
4.25%, 02/28/31	10,000,000	9,942,969
4.13%, 03/31/31	13,000,000	12,830,391
4.63%, 04/30/31	12,000,000	12,195,938
1.63%, 05/15/31	28,000,000	23,509,063
4.63%, 05/31/31	13,000,000	13,212,266
4.25%, 06/30/31	12,000,000	11,932,969
1.25%, 08/15/31	31,900,000	25,893,828
1.38%, 11/15/31	30,800,000	25,058,687
1.88%, 02/15/32	30,200,000	25,353,844
2.88%, 05/15/32	28,750,000	25,906,445
2.75%, 08/15/32	29,500,000	26,255,000
4.13%, 11/15/32	28,000,000	27,536,250
3.50%, 02/15/33	30,500,000	28,588,984
3.38%, 05/15/33	32,100,000	29,755,195
3.88%, 08/15/33	36,500,000	35,122,695
4.50%, 11/15/33	38,740,000	39,106,214
4.00%, 02/15/34	39,500,000	38,355,117
4.38%, 05/15/34	29,500,000	29,511,524
Total Treasuries (Cost $3,399,877,348)		3,289,839,765

GOVERNMENT RELATED 4.7% OF NET ASSETS

Agency 1.6%
Foreign 0.7%
Austria 0.0%
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	350,000	330,768
4.63%, 11/03/25	375,000	372,848
0.50%, 02/02/26	925,000	862,396
5.00%, 10/23/26	80,000	80,426
4.75%, 05/21/27	100,000	100,291
3.63%, 09/09/27	350,000	339,514
4.25%, 03/01/28	500,000	493,845
4.13%, 01/18/29	450,000	443,110
		3,023,198
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canada 0.1%
Export Development Canada
3.38%, 08/26/25	350,000	343,389
4.38%, 06/29/26	750,000	743,602
3.00%, 05/25/27	1,350,000	1,290,762
3.88%, 02/14/28	1,450,000	1,417,201
4.13%, 02/13/29	500,000	492,695
		4,287,649
China 0.0%
Industrial & Commercial Bank of China Ltd.
3.54%, 11/08/27	300,000	286,323
Germany 0.3%
Kreditanstalt fuer Wiederaufbau
1.38%, 08/05/24(i)	1,300,000	1,295,047
0.38%, 07/18/25(i)	1,700,000	1,618,553
5.13%, 09/29/25(i)	800,000	800,552
0.63%, 01/22/26(i)	2,025,000	1,895,724
5.00%, 03/16/26(i)	500,000	500,845
3.63%, 04/01/26(i)	50,000	48,960
4.63%, 08/07/26(i)	800,000	797,568
1.00%, 10/01/26(i)	1,300,000	1,198,587
4.38%, 03/01/27(i)	750,000	744,795
3.00%, 05/20/27(i)	1,750,000	1,674,050
3.75%, 02/15/28(i)	170,000	165,548
2.88%, 04/03/28(i)	1,160,000	1,094,414
3.88%, 06/15/28(i)	1,000,000	977,540
4.00%, 03/15/29(i)	1,000,000	980,970
1.75%, 09/14/29(i)	700,000	613,662
0.75%, 09/30/30(i)	700,000	561,344
4.75%, 10/29/30(i)	650,000	660,809
4.13%, 07/15/33(i)	1,300,000	1,264,120
4.38%, 02/28/34(i)	750,000	743,887
0.00%, 04/18/36(i)(j)	535,000	311,541
0.00%, 06/29/37(i)(j)	950,000	522,282
Landwirtschaftliche Rentenbank
0.88%, 03/30/26(i)	550,000	513,271
1.75%, 07/27/26(i)	600,000	564,498
3.88%, 09/28/27(i)	50,000	48,885
2.50%, 11/15/27(i)	500,000	467,250
0.88%, 09/03/30(i)	850,000	685,916
5.00%, 10/24/33(i)	565,000	585,193
		21,335,811
Japan 0.1%
Japan Bank for International Cooperation
0.63%, 07/15/25	700,000	667,289
4.25%, 01/26/26	225,000	222,073
1.88%, 07/21/26	350,000	329,168
2.25%, 11/04/26	1,200,000	1,130,160
2.88%, 06/01/27	1,000,000	947,680
2.88%, 07/21/27	750,000	709,020
4.38%, 10/05/27	550,000	543,086
2.75%, 11/16/27	875,000	819,735
4.63%, 07/19/28	50,000	49,866
3.25%, 07/20/28	420,000	397,803
3.50%, 10/31/28	450,000	428,931
2.13%, 02/16/29	515,000	460,951
2.00%, 10/17/29	400,000	350,396
1.25%, 01/21/31	600,000	486,114
1.88%, 04/15/31	1,200,000	1,008,216
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	187,818
2.75%, 04/27/27	700,000	661,423
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 06/12/28(c)	475,000	450,746
1.00%, 07/22/30	370,000	298,331
1.75%, 04/28/31	350,000	289,615
		10,438,421
Norway 0.0%
Equinor ASA
1.75%, 01/22/26(a)	250,000	237,520
3.00%, 04/06/27(a)	150,000	142,640
7.25%, 09/23/27	50,000	53,323
3.63%, 09/10/28(a)	100,000	95,580
3.13%, 04/06/30(a)	550,000	501,891
2.38%, 05/22/30(a)	500,000	436,515
3.63%, 04/06/40(a)	200,000	162,392
4.25%, 11/23/41	250,000	218,522
3.95%, 05/15/43	200,000	164,922
4.80%, 11/08/43	260,000	241,384
3.25%, 11/18/49(a)	400,000	280,380
3.70%, 04/06/50(a)	450,000	342,603
		2,877,672
Republic of Korea 0.1%
Export-Import Bank of Korea
3.25%, 11/10/25	750,000	731,167
2.63%, 05/26/26	690,000	660,351
3.25%, 08/12/26	200,000	193,022
1.13%, 12/29/26	550,000	501,017
4.63%, 01/11/27	250,000	248,063
1.63%, 01/18/27	300,000	276,501
2.38%, 04/21/27	250,000	233,363
4.25%, 09/15/27	200,000	196,046
5.00%, 01/11/28	500,000	502,830
4.50%, 01/11/29(c)	250,000	247,535
1.25%, 09/21/30	700,000	564,466
2.13%, 01/18/32	550,000	452,815
5.13%, 01/11/33	300,000	302,433
4.63%, 01/11/34	200,000	193,990
Korea Development Bank
3.38%, 09/16/25	500,000	489,250
3.00%, 01/13/26	200,000	194,012
0.80%, 07/19/26	550,000	505,345
1.00%, 09/09/26	250,000	229,393
2.00%, 09/12/26(c)	350,000	328,282
5.38%, 10/23/26	400,000	403,144
4.38%, 02/15/28	400,000	394,500
1.63%, 01/19/31	450,000	366,417
2.00%, 10/25/31	250,000	204,600
4.25%, 09/08/32	200,000	190,002
		8,608,544
Sweden 0.1%
Svensk Exportkredit AB
0.38%, 07/30/24	550,000	547,728
0.50%, 08/26/25	550,000	521,384
2.25%, 03/22/27	575,000	538,275
4.13%, 06/14/28	1,100,000	1,079,881
4.25%, 02/01/29	300,000	296,319
4.88%, 10/04/30	700,000	709,338
		3,692,925
		54,550,543
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
U.S. 0.9%
Federal Farm Credit Banks Funding Corp.
4.88%, 11/13/25	1,000,000	997,750
3.88%, 02/02/26	500,000	492,085
4.50%, 08/14/26	2,000,000	1,988,440
4.13%, 03/20/29	1,000,000	986,450
Federal Home Loan Banks
0.38%, 09/04/25	1,000,000	948,340
4.50%, 12/12/25	500,000	497,515
4.38%, 06/12/26	1,000,000	991,940
4.75%, 06/12/26	1,000,000	998,840
1.25%, 12/21/26	500,000	460,920
4.13%, 01/15/27	2,500,000	2,472,450
4.75%, 04/09/27	2,000,000	2,007,640
4.25%, 12/10/27	2,000,000	1,981,960
4.00%, 06/30/28	2,000,000	1,973,140
3.25%, 11/16/28	5,000,000	4,772,200
4.75%, 12/08/28	2,000,000	2,022,000
4.75%, 03/10/34	1,000,000	1,005,420
5.50%, 07/15/36	400,000	433,748
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25	4,000,000	3,811,480
0.38%, 09/23/25	6,000,000	5,671,800
6.75%, 09/15/29	500,000	554,230
6.75%, 03/15/31	1,564,000	1,769,619
6.25%, 07/15/32	700,000	784,406
Federal National Mortgage Association
0.38%, 08/25/25	3,500,000	3,318,840
0.50%, 11/07/25	4,000,000	3,768,280
2.13%, 04/24/26	6,000,000	5,726,400
1.88%, 09/24/26	2,500,000	2,351,800
0.75%, 10/08/27	5,000,000	4,429,700
7.13%, 01/15/30	527,000	595,668
7.25%, 05/15/30	1,000,000	1,143,940
0.88%, 08/05/30	1,000,000	809,690
6.63%, 11/15/30	2,700,000	3,016,467
5.63%, 07/15/37	1,500,000	1,646,220
Private Export Funding Corp.
3.90%, 10/15/27	150,000	146,401
1.40%, 07/15/28	150,000	132,456
4.30%, 12/15/28	150,000	148,533
4.60%, 02/15/34	150,000	147,081
Tennessee Valley Authority
6.75%, 11/01/25	488,000	498,629
2.88%, 02/01/27	500,000	478,815
5.25%, 09/15/39	750,000	776,295
4.63%, 09/15/60	100,000	92,359
		66,849,947
		121,400,490

Local Authority 0.8%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	310,000	310,000
8.50%, 12/01/29	45,000	52,364
9.38%, 04/15/30	200,000	243,044
9.50%, 11/15/30	30,000	37,092
Province of Alberta
3.30%, 03/15/28	905,000	862,845
1.30%, 07/22/30	800,000	660,400
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Province of British Columbia
2.25%, 06/02/26	500,000	475,750
0.90%, 07/20/26	600,000	553,866
4.80%, 11/15/28	200,000	201,424
4.90%, 04/24/29	500,000	506,070
1.30%, 01/29/31	700,000	570,311
4.20%, 07/06/33	275,000	263,730
4.75%, 06/12/34	500,000	497,810
7.25%, 09/01/36	420,000	509,368
Province of Manitoba
2.13%, 06/22/26	375,000	355,271
1.50%, 10/25/28	100,000	87,841
4.30%, 07/27/33	210,000	202,915
4.90%, 05/31/34	250,000	251,795
Province of New Brunswick
3.63%, 02/24/28	400,000	383,724
Province of Ontario
0.63%, 01/21/26	975,000	911,459
1.05%, 04/14/26	815,000	761,202
2.50%, 04/27/26	460,000	440,501
2.30%, 06/15/26	700,000	666,064
3.10%, 05/19/27	645,000	616,917
1.05%, 05/21/27	550,000	496,116
4.20%, 01/18/29	250,000	245,720
2.00%, 10/02/29	485,000	426,543
1.13%, 10/07/30	625,000	506,350
1.60%, 02/25/31	600,000	496,572
1.80%, 10/14/31	550,000	453,827
2.13%, 01/21/32	475,000	399,332
Province of Quebec
0.60%, 07/23/25	1,280,000	1,219,814
2.50%, 04/20/26	530,000	507,819
2.75%, 04/12/27	470,000	446,115
3.63%, 04/13/28	1,000,000	963,800
4.50%, 04/03/29	775,000	771,179
7.50%, 09/15/29	468,000	528,943
1.35%, 05/28/30	550,000	457,589
1.90%, 04/21/31	300,000	252,252
4.50%, 09/08/33	300,000	294,180
Province of Saskatchewan
3.25%, 06/08/27	275,000	263,621
		19,151,535
U.S. 0.5%
Alabama Federal Aid Highway Finance Authority
RB Series B
2.65%, 09/01/37 (a)	50,000	39,090
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	120,572
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	326,199
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	500,000	540,875
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	300,000	354,247
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	250,000	292,649
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB Sereis F3
3.13%, 04/01/55(a)	165,000	112,377
Broward Cnty Airport System Revenue
RB Series C
3.48%, 10/01/43 (a)	30,000	24,515
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,050,000	1,212,071
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,000,000	1,186,413
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	800,000	915,466
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	615,000	709,645
California Health Facilities Financing Authority
4.19%, 06/01/37 (a)	10,000	9,144
California State University
RB Series 2017B
3.90%, 11/01/47(a)	115,000	96,005
RB Series E
2.90%, 11/01/51(a)	100,000	70,964
Series B
2.72%, 11/01/52	400,000	266,306
Central Puget Sound Regional Transit Authority
RB (Build America Bonds) Series 2009-S
5.49%, 11/01/39	15,000	15,191
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	161,426
Series C
4.47%, 01/01/49	150,000	133,702
Series C
4.57%, 01/01/54	50,000	45,076
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	422,080	467,423
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	189,209	210,292
City of Atlanta GA Water & Wastewater Revenue
2.26%, 11/01/35 (a)	125,000	99,532
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	216,907
City of New York NY
GO Bonds (Build America Bonds) Series C1
5.52%, 10/01/37	15,000	15,050
City of Riverside CA
RB Series A
3.86%, 06/01/45 (a)	40,000	34,533
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	150,000	156,432
RB Series 2012
4.43%, 02/01/42	210,000	196,720
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
City of San Francisco CA Public Utilities Commission Water Revenue
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	150,000	171,777
City of Tucson AZ
Series A, (AGM)
2.86%, 07/01/47	220,000	159,363
Commonwealth Financing Authority
RB Series A
3.86%, 06/01/38	75,000	66,655
RB Series A
2.99%, 06/01/42	20,000	14,951
Series A
4.14%, 06/01/38	215,000	195,868
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	101,589
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	388,354
RB Series B
4.11%, 07/15/31	138,479	135,737
Series H
2.90%, 09/01/49	300,000	208,672
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	203,378
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	400,000	419,360
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	394,633
County of Cook IL
GO (Build America Bonds) Series D
6.23%, 11/15/34	115,000	120,950
County of Miami-Dade FL Aviation Revenue
RB Series C
4.28%, 10/01/41 (a)	35,000	31,059
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	235,259
Series B
6.00%, 12/01/44	300,000	311,981
Dallas Convention Center Hotel Development Corp.
7.09%, 01/01/42	105,000	118,098
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	152,758
Dallas Fort Worth International Airport
RB Series 2020C
2.92%, 11/01/50	150,000	106,092
RB Series A
4.09%, 11/01/51	25,000	21,025
RB Series C
2.84%, 11/01/46(a)	35,000	25,020
Series A
2.99%, 11/01/38	175,000	143,376
Series A
3.14%, 11/01/45	105,000	78,655
Series C
3.09%, 11/01/40(a)	205,000	160,037
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	350,708
District of Columbia Income Tax Revenue
Series E
5.59%, 12/01/34	350,000	354,251
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	166,867
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	50,000	52,441
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49(a)	130,000	108,339
Series A
3.92%, 01/15/53(a)	125,000	99,412
Golden State Tobacco Securitization Corp.
RB Series B
2.75%, 06/01/34(a)	100,000	83,504
RB Series B
3.00%, 06/01/46	140,000	128,638
RB Series B-1
3.85%, 06/01/50(a)	60,000	56,487
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	198,671
Series B
3.24%, 10/01/52(a)	300,000	219,941
Illinois
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	126,923	131,412
GO (Build America Bonds) Series 2010
6.73%, 04/01/35	291,923	303,145
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,018,824	1,982,733
Illinois State Toll Highway Authority
RB (Build America Bonds) Series A
6.18%, 01/01/34	30,000	31,451
Indiana Finance Authority
3.05%, 01/01/51	60,000	43,543
JobsOhio Beverage System
RB (Build America Bonds) Series B
3.99%, 01/01/29	85,000	82,993
Series B
4.53%, 01/01/35	200,000	195,777
Kansas Development Finance Authority
RB Series H
4.93%, 04/15/45	40,000	38,133
RB Series K
2.77%, 05/01/51	30,000	20,735
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	97,847
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
5.74%, 06/01/39	230,000	236,923
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Los Angeles Department of Water & Power Power System
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	277,290
Louisiana Local Government Environmental Facilities & Community Development Authority
4.28%, 02/01/36(a)	300,000	281,946
RB Sereis A1
5.08%, 06/01/31(a)	128,879	128,235
RB Series A
3.62%, 02/01/29(a)	44,259	43,266
RB Series A
4.15%, 02/01/33(a)	200,000	192,741
RB Series A1
5.20%, 12/01/39(a)	100,000	100,587
Louisville and Jefferson County Metropolitan Sewer District
RB (Build America Bonds)
6.25%, 05/15/43	100,000	110,391
Maryland Economic Development Corp.
5.94%, 05/31/57 (a)	150,000	151,117
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40(a)	100,000	75,119
RB Series D
3.20%, 07/01/50	100,000	70,338
Massachusetts School Building Authority
5.72%, 08/15/39	50,000	51,516
RB Series B
1.75%, 08/15/30	350,000	302,779
RB Series B
3.40%, 10/15/40(a)	250,000	203,577
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	200,000	195,434
Metropolitan Government of Nashville & Davidson County Convention Center Auth
RB (Build America Bonds) Series B
6.73%, 07/01/43	10,000	10,916
Metropolitan Transportation Authority
6.67%, 11/15/39	40,000	43,194
RB (Build America Bonds) Series C
7.34%, 11/15/39	350,000	406,630
RB (Build America Bonds) Series E
6.81%, 11/15/40	450,000	500,218
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
RB (Build America Bonds) Series B
7.46%, 10/01/46	75,000	90,192
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/38	250,000	257,629
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	283,365
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	190,763
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Michigan State University
RB Series A
4.50%, 08/15/48 (a)	25,000	22,910
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	120,000	91,240
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	247,000	267,809
RB (Build America Bonds) Series A
6.64%, 04/01/57	244,000	265,670
RB Series B
7.06%, 04/01/57	35,000	39,206
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	516,000	549,505
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	200,000	201,380
RB (Build America Bonds) Series B
6.56%, 12/15/40	50,000	54,686
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	586,058
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	650,000	741,977
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	450,000	451,053
New York City Water & Sewer System
RB (Build America Bonds) Series GG
5.72%, 06/15/42	100,000	100,604
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	260,369
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	300,000	303,934
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	256,118
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	200,000	201,600
RB Series 2009F
5.63%, 03/15/39	200,000	202,159
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	345,000	350,313
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	397,206
Ohio State University
RB (Build America Bonds) Series 2010C
4.91%, 06/01/40	550,000	529,389
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	74,921
Oklahoma Development Finance Authority
4.38%, 11/01/45(a)	45,000	41,797
4.71%, 05/01/52(a)	150,000	138,775
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	236,386	239,881
Oregon School Boards Association
Series B
5.55%, 06/30/28	500,000	500,312
Oregon State University
3.42%, 03/01/60 (a)	270,000	194,620
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	249,317
Consolidated Bonds 165th Series
5.65%, 11/01/40	200,000	208,574
Consolidated Bonds 168th Series
4.93%, 10/01/51	500,000	476,615
Consolidated Bonds 174th Series
4.46%, 10/01/62	950,000	825,094
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	192,344
RB Series 182
5.31%, 08/01/46(a)	380,000	369,686
Regents of the University of California Medical Center Pooled Revenue
RB (Build America Bonds) Series F
6.58%, 05/15/49	310,000	341,452
RB (Build America Bonds) Series H
6.55%, 05/15/48	100,000	109,715
Series N
3.01%, 05/15/50(a)	235,000	158,995
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	200,000	209,340
Rutgers The State University of New Jersey
RB (Build America Bonds) Series H
5.67%, 05/01/40	30,000	30,226
Series P
3.92%, 05/01/19(a)	150,000	106,248
Series R
3.27%, 05/01/43	100,000	79,763
Sales Tax Securitization Corp.
RB Series 2017B
3.59%, 01/01/43	300,000	250,317
RB Series B
3.24%, 01/01/42	150,000	119,457
RB Series B
3.82%, 01/01/48	250,000	203,496
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	70,524
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	312,652
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	372,508
San Joaquin Hills Transportation Corridor Agency
RB Series B
3.49%, 01/15/50 (a)	240,000	181,951
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	425,000	383,135
State Board of Administration Finance Corp.
5.53%, 07/01/34(a)	300,000	302,651
Series A
1.26%, 07/01/25	150,000	144,017
Series A
1.71%, 07/01/27	350,000	317,365
Series A
2.15%, 07/01/30	350,000	296,295
State of California
2.38%, 10/01/26	175,000	165,347
1.70%, 02/01/28	100,000	89,738
5.13%, 09/01/29	150,000	152,208
4.50%, 04/01/33(a)	15,000	14,500
7.63%, 03/01/40	100,000	118,436
5.20%, 03/01/43(a)	200,000	197,819
GO Bonds
7.60%, 11/01/40	300,000	361,744
GO Bonds Series B
2.65%, 04/01/26	40,000	38,378
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	214,286	228,597
State of Louisiana Gasoline and Fuels Tax Revenue
RB Series A
2.95%, 05/01/41	30,000	22,808
State of Mississippi
GO Bonds (Build America Bonds) Series F
5.25%, 11/01/34	75,000	74,618
State of Oregon Department of Transportation
RB (Build America Bonds) Series 2010A
5.83%, 11/15/34	135,000	140,509
State of Wisconsin
RB Series A
3.95%, 05/01/36 (a)	200,000	183,259
State Public School Building Auth
RB Series A
5.00%, 09/15/27	10,000	9,979
Texas
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	200,000	187,946
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	500,000	515,993
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	430,000	352,020
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44(a)	465,000	315,114
RB (Build America Bonds) Series B
5.18%, 04/01/30	130,000	130,127
University of California
RB Series 2015AQ
4.77%, 05/15/15	300,000	259,862
RB Series AD
4.86%, 05/15/12	400,000	349,967
RB Series BG
1.32%, 05/15/27(a)	100,000	90,658
RB Series BG
1.61%, 05/15/30(a)	250,000	209,148
RB Series BJ
3.07%, 05/15/51(a)	250,000	169,872
University of Michigan
RB Series C
3.60%, 04/01/47	130,000	110,186
Series B
2.44%, 04/01/40(a)	430,000	313,395
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	250,000	164,834
University of Texas System
RB (Build America Bonds) Series C
4.79%, 08/15/46	60,000	57,698
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50(a)	400,000	238,799
Series B
2.58%, 11/01/51(a)	325,000	206,247
Series C
4.18%, 09/01/17(a)	150,000	116,860
Wisconsin
RB Series A
5.70%, 05/01/26	60,000	60,308
		39,966,866
		59,118,401

Sovereign 1.0%
Canada 0.0%
Canada Government International Bonds
0.75%, 05/19/26	970,000	900,267
3.75%, 04/26/28	1,390,000	1,352,511
4.63%, 04/30/29	1,000,000	1,007,730
		3,260,508
Chile 0.1%
Chile Government International Bonds
3.13%, 01/21/26	200,000	193,496
2.75%, 01/31/27(a)	500,000	470,225
3.24%, 02/06/28(a)	570,000	536,005
2.45%, 01/31/31(a)	575,000	491,435
2.55%, 01/27/32(a)	600,000	504,636
2.55%, 07/27/33(a)	870,000	706,657
3.50%, 01/31/34(a)	600,000	521,718
4.95%, 01/05/36(a)	850,843	817,269
3.10%, 05/07/41(a)	470,000	344,501
4.34%, 03/07/42(a)	250,000	215,788
3.63%, 10/30/42	100,000	77,700
3.50%, 01/25/50(a)	750,000	540,450
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 01/31/52(a)	350,000	270,417
5.33%, 01/05/54(a)	205,000	193,333
3.10%, 01/22/61(a)	650,000	402,356
3.25%, 09/21/71(a)	650,000	402,188
		6,688,174
Finland 0.0%
Finland Government International Bonds
6.95%, 02/15/26	265,000	272,489
Hungary 0.0%
Hungary Government International Bonds
7.63%, 03/29/41	500,000	569,670
Indonesia 0.1%
Indonesia Government International Bonds
3.50%, 01/11/28	775,000	732,398
4.55%, 01/11/28(a)	210,000	205,825
4.10%, 04/24/28	500,000	481,905
4.75%, 02/11/29	400,000	394,688
3.40%, 09/18/29	200,000	184,608
2.85%, 02/14/30	600,000	532,554
3.85%, 10/15/30	600,000	558,618
1.85%, 03/12/31	425,000	347,059
2.15%, 07/28/31(a)	200,000	164,520
3.55%, 03/31/32(a)	350,000	314,356
4.65%, 09/20/32(a)	275,000	265,188
4.35%, 01/11/48	700,000	597,947
5.35%, 02/11/49	300,000	296,865
3.70%, 10/30/49	500,000	380,920
3.50%, 02/14/50	350,000	256,981
4.20%, 10/15/50	700,000	578,459
3.05%, 03/12/51	550,000	372,961
3.20%, 09/23/61(a)	275,000	177,119
4.45%, 04/15/70	365,000	299,603
3.35%, 03/12/71	350,000	225,544
		7,368,118
Israel 0.1%
Israel Government International Bonds
2.88%, 03/16/26	400,000	379,388
3.25%, 01/17/28	300,000	275,283
2.75%, 07/03/30	1,050,000	887,470
5.50%, 03/12/34	1,050,000	999,379
4.50%, 01/30/43	400,000	326,440
4.13%, 01/17/48	300,000	221,181
3.88%, 07/03/50	550,000	383,763
5.75%, 03/12/54	750,000	673,208
4.50%, 04/03/20	400,000	280,276
State of Israel
2.50%, 01/15/30	400,000	337,044
3.38%, 01/15/50	700,000	445,522
		5,208,954
Italy 0.0%
Republic of Italy Government International Bonds
1.25%, 02/17/26	850,000	795,515
2.88%, 10/17/29	700,000	627,445
5.38%, 06/15/33	504,000	498,305
4.00%, 10/17/49	735,000	542,636
3.88%, 05/06/51	800,000	562,656
		3,026,557
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mexico 0.2%
Mexico Government International Bonds
4.13%, 01/21/26	700,000	686,490
4.15%, 03/28/27	900,000	873,261
3.75%, 01/11/28	425,000	402,186
5.40%, 02/09/28(a)	450,000	448,686
4.50%, 04/22/29	1,150,000	1,101,723
3.25%, 04/16/30(a)	800,000	703,832
2.66%, 05/24/31(a)	1,050,000	864,307
8.30%, 08/15/31	550,000	649,561
4.75%, 04/27/32(a)	760,000	702,985
7.50%, 04/08/33	250,000	278,720
3.50%, 02/12/34(a)	880,000	716,443
6.75%, 09/27/34	650,000	678,054
6.35%, 02/09/35(a)	800,000	806,176
6.05%, 01/11/40	850,000	823,505
4.28%, 08/14/41(a)	855,000	663,540
4.75%, 03/08/44	1,225,000	981,580
5.55%, 01/21/45	850,000	766,539
4.60%, 01/23/46	800,000	617,064
4.35%, 01/15/47	450,000	335,817
4.60%, 02/10/48	700,000	534,828
4.50%, 01/31/50(a)	725,000	545,642
5.00%, 04/27/51(a)	800,000	640,608
4.40%, 02/12/52(a)	515,000	375,456
6.34%, 05/04/53(a)	200,000	188,426
6.40%, 05/07/54(a)	800,000	762,080
3.77%, 05/24/61(a)	1,075,000	659,308
5.75%, 10/12/10	950,000	785,033
		17,591,850
Panama 0.1%
Panama Government International Bonds
7.13%, 01/29/26	400,000	408,120
8.88%, 09/30/27	300,000	324,663
3.88%, 03/17/28(a)	400,000	370,120
9.38%, 04/01/29	400,000	448,036
3.16%, 01/23/30(a)	825,000	697,315
2.25%, 09/29/32(a)	850,000	612,527
3.30%, 01/19/33(a)	200,000	155,804
6.40%, 02/14/35(a)	500,000	474,345
6.70%, 01/26/36	650,000	633,782
6.88%, 01/31/36(a)	200,000	195,724
8.00%, 03/01/38(a)	200,000	211,200
4.50%, 05/15/47	500,000	346,210
4.50%, 04/16/50(a)	800,000	538,584
4.30%, 04/29/53	700,000	449,323
4.50%, 04/01/56(a)	800,000	519,000
7.88%, 03/01/57(a)	200,000	207,754
3.87%, 07/23/60(a)	1,025,000	585,788
4.50%, 01/19/63(a)	475,000	304,418
		7,482,713
Peru 0.1%
Peru Government International Bonds
7.35%, 07/21/25	100,000	102,092
4.13%, 08/25/27	325,000	314,958
2.84%, 06/20/30	300,000	263,301
2.78%, 01/23/31(a)	1,200,000	1,030,884
1.86%, 12/01/32(a)	425,000	322,490
8.75%, 11/21/33	450,000	548,509
3.00%, 01/15/34(a)	550,000	447,914
6.55%, 03/14/37	400,000	429,412
3.30%, 03/11/41(a)	375,000	278,528
5.63%, 11/18/50	700,000	681,919
3.55%, 03/10/51(a)	400,000	283,260
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.78%, 12/01/60(a)	600,000	336,402
3.60%, 01/15/72(a)	300,000	192,714
3.23%, 07/28/21(a)	350,000	196,847
		5,429,230
Philippines 0.1%
Philippines Government International Bonds
5.50%, 03/30/26	425,000	426,980
3.00%, 02/01/28	650,000	605,748
4.63%, 07/17/28	230,000	226,396
3.75%, 01/14/29	475,000	447,721
9.50%, 02/02/30	400,000	482,244
2.46%, 05/05/30	350,000	302,792
7.75%, 01/14/31	550,000	628,034
1.65%, 06/10/31	400,000	318,348
1.95%, 01/06/32	200,000	160,362
6.38%, 01/15/32	350,000	374,854
3.56%, 09/29/32	300,000	267,672
5.61%, 04/13/33	250,000	256,340
5.00%, 07/17/33	400,000	393,444
6.38%, 10/23/34	700,000	766,164
5.00%, 01/13/37	300,000	294,837
3.95%, 01/20/40	725,000	615,931
3.70%, 03/01/41	500,000	407,115
3.70%, 02/02/42	650,000	524,836
2.95%, 05/05/45	650,000	450,352
2.65%, 12/10/45	600,000	393,288
3.20%, 07/06/46	300,000	214,764
4.20%, 03/29/47	100,000	83,318
5.95%, 10/13/47	275,000	292,551
5.50%, 01/17/48	250,000	250,915
		9,185,006
Poland 0.1%
Republic of Poland Government International Bonds
3.25%, 04/06/26	549,000	533,205
5.50%, 11/16/27(a)	500,000	510,380
4.63%, 03/18/29(a)	500,000	494,110
5.75%, 11/16/32(a)	600,000	622,128
4.88%, 10/04/33(a)	900,000	877,500
5.13%, 09/18/34(a)	300,000	295,056
5.50%, 04/04/53(a)	800,000	783,328
5.50%, 03/18/54(a)	1,000,000	968,550
		5,084,257
Republic of Korea 0.0%
Korea International Bonds
2.75%, 01/19/27	270,000	256,718
3.50%, 09/20/28	200,000	191,536
2.50%, 06/19/29	475,000	431,419
1.00%, 09/16/30	395,000	319,168
1.75%, 10/15/31	200,000	165,012
3.88%, 09/20/48	200,000	168,262
		1,532,115
Uruguay 0.1%
Uruguay Government International Bonds
4.38%, 10/27/27	550,000	545,990
4.38%, 01/23/31(a)	950,000	926,687
5.75%, 10/28/34(a)	50,000	52,203
7.63%, 03/21/36	425,000	504,675
4.13%, 11/20/45	300,000	260,811
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.10%, 06/18/50	1,000,000	943,540
4.98%, 04/20/55	850,000	775,948
		4,009,854
		76,709,495

Supranational* 1.3%
African Development Bank
3.38%, 07/07/25	465,000	456,946
0.88%, 03/23/26	100,000	93,406
0.88%, 07/22/26	900,000	831,825
4.63%, 01/04/27	690,000	689,006
4.13%, 02/25/27	600,000	591,828
4.38%, 11/03/27	500,000	496,390
4.38%, 03/14/28	625,000	620,688
5.75%, 05/07/34(a)(b)(h)	250,000	241,350
Arab Petroleum Investments Corp.
1.48%, 10/06/26 (c)(d)	125,000	115,003
Asian Development Bank
0.38%, 09/03/25	950,000	899,982
4.25%, 01/09/26	1,025,000	1,014,688
0.50%, 02/04/26	1,150,000	1,072,869
1.00%, 04/14/26	1,755,000	1,640,153
2.00%, 04/24/26	530,000	503,839
4.88%, 05/21/26	750,000	750,397
1.75%, 08/14/26	25,000	23,513
2.63%, 01/12/27	500,000	475,895
4.13%, 01/12/27	500,000	493,525
1.50%, 01/20/27	1,250,000	1,155,875
3.13%, 08/20/27	650,000	622,226
2.50%, 11/02/27	1,088,000	1,018,738
2.75%, 01/19/28	690,000	649,642
3.75%, 04/25/28	1,000,000	972,870
1.25%, 06/09/28	300,000	264,885
5.82%, 06/16/28	525,000	546,751
4.50%, 08/25/28	780,000	779,945
4.38%, 03/06/29	750,000	747,697
1.88%, 03/15/29	550,000	490,358
4.95%, 04/12/29(a)	160,000	159,131
1.75%, 09/19/29	1,150,000	1,006,526
1.88%, 01/24/30	1,200,000	1,048,548
0.75%, 10/08/30	1,000,000	799,570
1.50%, 03/04/31	530,000	440,626
3.13%, 04/27/32	200,000	182,646
3.88%, 09/28/32	500,000	478,565
4.00%, 01/12/33	350,000	337,659
3.88%, 06/14/33	100,000	95,416
4.13%, 01/12/34	650,000	632,307
Asian Infrastructure Investment Bank
0.50%, 01/27/26	1,225,000	1,143,709
4.88%, 09/14/26	500,000	501,090
3.75%, 09/14/27	550,000	535,816
4.00%, 01/18/28	730,000	716,320
4.13%, 01/18/29	750,000	739,425
4.25%, 03/13/34	250,000	244,128
Corp. Andina de Fomento
1.63%, 09/23/25	750,000	715,470
5.25%, 11/21/25	350,000	349,122
2.25%, 02/08/27	375,000	349,028
6.00%, 04/26/27	500,000	511,235
5.00%, 01/24/29	500,000	499,635
Council of Europe Development Bank
3.75%, 05/25/26	50,000	49,011
0.88%, 09/22/26	525,000	482,438
4.13%, 01/24/29	500,000	493,120
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
European Bank for Reconstruction & Development
0.50%, 11/25/25	760,000	714,301
0.50%, 01/28/26	850,000	793,432
4.38%, 03/09/28	750,000	745,875
4.13%, 01/25/29	350,000	345,076
4.25%, 03/13/34	450,000	440,667
European Investment Bank
0.63%, 07/25/25	1,075,000	1,025,776
0.38%, 12/15/25	90,000	84,268
0.38%, 03/26/26	1,525,000	1,412,577
2.13%, 04/13/26	800,000	763,440
0.75%, 10/26/26	670,000	612,769
1.38%, 03/15/27	1,425,000	1,308,079
4.38%, 03/19/27	1,300,000	1,291,082
2.38%, 05/24/27	667,000	627,620
0.63%, 10/21/27	225,000	198,063
3.25%, 11/15/27	2,150,000	2,063,247
3.88%, 03/15/28	1,070,000	1,046,588
4.50%, 10/16/28	1,000,000	1,000,920
4.00%, 02/15/29	750,000	735,653
1.75%, 03/15/29	1,050,000	930,489
4.75%, 06/15/29	1,500,000	1,519,665
1.63%, 10/09/29	230,000	199,985
0.88%, 05/17/30	300,000	245,154
3.63%, 07/15/30	1,200,000	1,148,424
0.75%, 09/23/30	300,000	240,897
1.25%, 02/14/31	1,400,000	1,148,784
1.63%, 05/13/31	500,000	418,580
3.75%, 02/14/33	1,600,000	1,520,272
4.13%, 02/13/34	1,000,000	970,880
4.88%, 02/15/36	330,000	338,775
Inter-American Development Bank
0.63%, 07/15/25	950,000	907,250
0.88%, 04/20/26	1,525,000	1,421,285
2.00%, 06/02/26	550,000	521,554
2.00%, 07/23/26	700,000	662,494
4.38%, 02/01/27	555,000	551,248
2.38%, 07/07/27	1,280,000	1,200,320
0.63%, 09/16/27	750,000	662,310
1.13%, 07/20/28	1,000,000	876,640
3.13%, 09/18/28	1,700,000	1,611,838
4.13%, 02/15/29	750,000	739,777
2.25%, 06/18/29	1,400,000	1,264,858
3.50%, 09/14/29	750,000	717,090
1.13%, 01/13/31	700,000	568,736
3.50%, 04/12/33	750,000	695,310
4.50%, 09/13/33	500,000	499,515
3.88%, 10/28/41	150,000	131,966
3.20%, 08/07/42	200,000	159,944
4.38%, 01/24/44	350,000	327,474
Inter-American Investment Corp.
4.13%, 02/15/28	500,000	489,940
International Bank for Reconstruction & Development
0.38%, 07/28/25	300,000	285,360
2.50%, 07/29/25	1,950,000	1,897,545
0.50%, 10/28/25	2,310,000	2,177,706
3.13%, 11/20/25	480,000	468,101
4.75%, 04/10/26	850,000	848,563
0.88%, 07/15/26	750,000	694,410
1.88%, 10/27/26	275,000	258,088
3.13%, 06/15/27	1,000,000	959,890
2.50%, 11/22/27	990,000	926,838
0.75%, 11/24/27	1,875,000	1,652,906
1.38%, 04/20/28	1,580,000	1,408,080
3.50%, 07/12/28	1,000,000	963,940
4.63%, 08/01/28	885,000	889,372
1.13%, 09/13/28	1,050,000	916,408
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.63%, 09/21/29	525,000	504,887
1.75%, 10/23/29	1,050,000	917,343
3.88%, 02/14/30	1,000,000	971,460
0.88%, 05/14/30	2,000,000	1,634,440
4.00%, 07/25/30	850,000	829,566
0.75%, 08/26/30	1,200,000	963,300
4.00%, 01/10/31	1,000,000	974,020
1.25%, 02/10/31	1,225,000	1,001,940
4.50%, 04/10/31	850,000	851,980
1.63%, 11/03/31	1,300,000	1,072,058
2.50%, 03/29/32	1,000,000	874,170
4.75%, 11/14/33	750,000	765,097
5.10%, 04/05/34(a)	265,000	263,540
4.75%, 02/15/35	600,000	605,208
International Finance Corp.
0.38%, 07/16/25	675,000	642,938
3.63%, 09/15/25	485,000	476,978
2.13%, 04/07/26	50,000	47,700
0.75%, 10/08/26	825,000	755,650
4.38%, 01/15/27	500,000	496,685
0.75%, 08/27/30	1,200,000	963,600
Nordic Investment Bank
0.38%, 09/11/25	900,000	851,787
0.50%, 01/21/26	250,000	233,610
3.38%, 09/08/27	200,000	192,686
4.38%, 03/14/28	850,000	844,645
		100,754,213
Total Government Related (Cost $392,146,379)		357,982,599

SECURITIZED 27.6% OF NET ASSETS

Asset-Backed Securities 0.1%
Credit Card 0.1%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	2,000,000	1,877,426
Electric 0.0%
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	114,617	109,528
4.26%, 06/01/38	175,000	163,664
4.45%, 12/01/49	400,000	350,912
4.67%, 12/01/53	325,000	292,321
		916,425
Utilities 0.0%
Duke Energy Florida Project Finance LLC
2.54%, 09/01/31	228,507	215,594
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/39	175,000	141,965
PG&E Energy Recovery Funding LLC
2.82%, 07/15/48	100,000	71,153
PG&E Wildfire Recovery Funding LLC
4.38%, 06/03/41	150,000	138,804
5.10%, 06/01/54	315,000	301,994
		869,510
		3,663,361

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Security 2.0%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60(a)	1,000,000	941,650
Series 2017-BNK8, Class A4
3.49%, 11/15/50(a)	600,000	552,337
Series 2017-BNK9, Class A4
3.54%, 11/15/54(a)	1,000,000	939,883
Series 2019-BN19, Class A3
3.18%, 08/15/61(a)	800,000	702,682
Series 2020-BN26, Class A4
2.40%, 03/15/63(a)	700,000	597,504
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51(a)	1,150,000	1,087,342
Series 2022-C15, Class A5
3.66%, 04/15/55(a)	3,145,000	2,799,276
Series 2023-C20, Class C20
5.58%, 07/15/56(a)	3,642,858	3,713,723
Benchmark Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52(a)	1,875,000	1,692,670
Series 2019-B13, Class A4
2.95%, 08/15/57(a)	2,600,000	2,320,572
Series 2019-B9, Class A5
4.02%, 03/15/52(a)	2,600,000	2,426,610
Series 2020-B16, Class A5
2.73%, 02/15/53(a)	1,073,000	940,240
Series 2020-B18, Class A5
1.93%, 07/15/53(a)	1,845,000	1,509,658
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,585,656
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3
3.87%, 01/10/48(a)	5,325,000	5,174,974
Series 2016-C4, Class A4
3.28%, 05/10/58(a)	1,000,000	960,134
Series 2016-C7, Class A3
3.84%, 12/10/54(a)	3,625,000	3,454,805
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class A4
3.62%, 07/10/47(a)	413,985	413,985
Series 2014-GC25, Class A4
3.64%, 10/10/47(a)	210,000	208,640
Series 2016-GC36, Class A5
3.62%, 02/10/49(a)	3,350,000	3,213,447
Series 2016-GC37, Class A4
3.31%, 04/10/49(a)	600,000	576,391
Series 2017-C4, Class A4
3.47%, 10/12/50(a)	5,600,000	5,259,065
Series 2017-P7, Class A4
3.71%, 04/14/50(a)	500,000	471,151
COMM Mortgage Trust
Series 2014-CR21, Class A3
3.53%, 12/10/47(a)	118,718	117,853
Series 2015-CR22, Class A5
3.31%, 03/10/48(a)	750,000	737,132
Series 2015-CR24, Class A5
3.70%, 08/10/48(a)	400,000	391,193
Series 2015-LC23, Class A4
3.77%, 10/10/48(a)	440,000	428,707
Series 2015-PC1, Class A5
3.90%, 07/10/50(a)	497,400	489,074
Series 2016-CR28, Class A4
3.76%, 02/10/49(a)	2,700,000	2,618,630
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2016-DC2, Class A5
3.77%, 02/10/49(a)	100,000	96,940
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.72%, 08/15/48(a)	300,000	292,787
Series 2019-C17, Class A5
3.02%, 09/15/52(a)	2,238,000	2,013,054
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(k)	100,000	95,713
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K046, Class A2
3.21%, 03/25/25(a)	915,327	900,111
Series K053, Class A2
3.00%, 12/25/25(a)	950,000	921,672
Series K054, Class A2
2.75%, 01/25/26(a)	300,000	289,514
Series K055, Class A2
2.67%, 03/25/26(a)	750,000	720,590
Series K058, Class A2
2.65%, 08/25/26(a)	750,000	714,507
Series K061, Class A2
3.35%, 11/25/26(a)(k)	513,153	494,706
Series K062, Class A2
3.41%, 12/25/26(a)	257,767	248,433
Series K064, Class A2
3.22%, 03/25/27(a)	107,000	102,474
Series K070, Class A2
3.30%, 11/25/27(a)(k)	308,000	293,306
Series K071, Class A2
3.29%, 11/25/27(a)	4,768,000	4,534,610
Series K072, Class A2
3.44%, 12/25/27(a)	1,500,000	1,432,378
Series K074, Class A2
3.60%, 01/25/28(a)	8,175,000	7,840,585
Series K078, Class A2
3.85%, 06/25/28(a)	1,183,000	1,141,617
Series K083, Class A2
4.05%, 09/25/28(a)(k)	2,100,000	2,038,594
Series K084, Class A2
3.78%, 10/25/28(a)(k)	2,000,000	1,917,993
Series K085, Class A2
4.06%, 10/25/28(a)(k)	900,000	872,547
Series K087, Class A2
3.77%, 12/25/28(a)	2,560,000	2,456,325
Series K088, Class A2
3.69%, 01/25/29(a)	2,600,000	2,485,314
Series K089, Class A2
3.56%, 01/25/29(a)	2,990,000	2,842,358
Series K091, Class A2
3.51%, 03/25/29(a)	800,000	758,180
Series K098, Class A2
2.43%, 08/25/29(a)	500,000	448,450
Series K100, Class A2
2.67%, 09/25/29(a)	800,000	724,177
Series K103, Class A2
2.65%, 11/25/29(a)	2,200,000	1,984,898
Series K112, Class A2
1.31%, 05/25/30(a)	2,000,000	1,652,818
Series K126, Class A2
2.07%, 01/25/31(a)	1,500,000	1,277,670
Series K130, Class A2
1.72%, 06/25/31(a)	3,500,000	2,886,502
Series K131, Class A2
1.85%, 07/25/31(a)	1,000,000	830,848
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K132, Class A2
2.02%, 08/25/31(a)	1,000,000	835,405
Series K149, Class A2
3.53%, 08/25/32(a)	3,185,000	2,920,085
Series K150, Class A2
3.71%, 09/25/32(a)	1,600,000	1,483,451
Series K-1511, Class A2
3.47%, 03/25/31(a)	500,000	462,224
Series K-1512, Class A2
2.99%, 05/25/31(a)	1,425,000	1,282,401
Series K153, Class A2
3.82%, 12/25/32(a)(k)	4,200,000	3,920,174
Series K154, Class A2
3.42%, 04/25/32(a)	1,760,000	1,653,082
Series K155, Class A3
3.75%, 04/25/33(a)	835,000	773,677
Series K157, Class A2
3.99%, 05/25/33(a)	1,700,000	1,627,369
Series K157, Class A2
4.20%, 05/25/33(a)	400,000	383,037
Series K733, Class A2
3.75%, 08/25/25(a)(k)	1,396,688	1,371,521
Series K735, Class A2
2.86%, 05/25/26(a)	97,197	93,475
Series K742, Class A2
1.76%, 03/25/28(a)	700,000	628,952
Series KS03, Class A4
3.16%, 05/25/25(a)(k)	250,000	246,636
Federal National Mortgage Association-ACES
Series 2015-M13, Class A2
2.79%, 06/25/25(a)(k)	99,529	97,226
Series 2015-M3, Class A2
2.72%, 10/25/24(a)	317,432	314,053
Series 2016-M6, Class A2
2.49%, 05/25/26(a)	1,998,825	1,907,870
GS Mortgage Securities Trust
Series 2016-GS4, Class A4
3.44%, 11/10/49(a)	365,000	346,736
Series 2020-GC45, Class A5
2.91%, 02/13/53(a)	3,500,000	3,087,156
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class A4
3.65%, 01/15/49 (a)	540,531	525,424
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28, Class A4
3.23%, 10/15/48(a)	2,000,000	1,961,969
Series 2015-C29, Class A4
3.61%, 05/15/48(a)	1,000,000	979,394
Series 2015-C33, Class A4
3.77%, 12/15/48(a)	1,150,000	1,118,156
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class A4
3.73%, 05/15/48(a)	93,000	90,860
Series 2015-C24, Class ASB
3.48%, 05/15/48(a)	193,655	191,370
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4
3.81%, 12/15/48(a)	400,000	387,158
Series 2017-H1, Class A4
3.26%, 06/15/50(a)	250,000	236,108
Series 2017-HR2, Class A4
3.59%, 12/15/50(a)	1,300,000	1,217,596
Series 2020-HR8, Class A4
2.04%, 07/15/53(a)	3,000,000	2,492,902
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50(a)	1,747,000	1,642,638
Series 2017-C3, Class A4
3.43%, 08/15/50(a)	1,550,000	1,435,048
Series 2017-C6, Class A5
3.58%, 12/15/50(a)	1,000,000	932,731
Series 2019-C18, Class A4
3.04%, 12/15/52(a)	500,000	440,511
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class A3
3.29%, 05/15/48(a)	971,679	952,980
Series 2015-C30, Class A4
3.66%, 09/15/58(a)	723,000	705,621
Series 2015-C31, Class A3
3.43%, 11/15/48(a)	1,188,128	1,160,754
Series 2015-NXS4, Class A4
3.72%, 12/15/48(a)	2,000,000	1,951,641
Series 2015-P2, Class A4
3.81%, 12/15/48(a)	1,500,000	1,458,071
Series 2016-C32, Class A4
3.56%, 01/15/59(a)	500,000	484,266
Series 2016-NXS5, Class A4
3.37%, 01/15/59(a)	1,158,206	1,122,853
Series 2016-NXS5, Class A6
3.64%, 01/15/59(a)	2,000,000	1,931,817
Series 2016-NXS6, Class A4
2.92%, 11/15/49(a)	150,000	141,587
Series 2017-C40, Class A4
3.58%, 10/15/50(a)	1,551,000	1,463,747
Series 2017-C41, Class A4
3.47%, 11/15/50(a)	2,000,000	1,875,629
Series 2017-C42, Class A4
3.59%, 12/15/50(a)	2,400,000	2,210,295
Series 2018-C44, Class A5
4.21%, 05/15/51(a)	1,500,000	1,429,726
Series 2018-C47, Class A3
4.18%, 09/15/61(a)	1,229,692	1,173,955
Series 2019-C50, Class A5
3.73%, 05/15/52(a)	1,000,000	924,222
Series 2019-C53, Class A4
3.04%, 10/15/52(a)	4,000,000	3,577,438
Series 2019-C54, Class A4
3.15%, 12/15/52(a)	800,000	714,572
Series 2020-C55, Class A5
2.73%, 02/15/53(a)	750,000	658,298
Series 2020-C58, Class A4
2.09%, 07/15/53(a)	3,000,000	2,470,532
		155,129,054

Mortgage-Backed Securities Pass-Through 25.5%
Federal Home Loan Mortgage Corp.
1.00%, 10/01/36(a)	460,859	383,306
1.50%, 08/01/35 to 08/01/51 (a)	61,211,615	48,533,917
2.00%, 01/01/28 to 03/01/52 (a)	253,565,945	203,132,183
2.50%, 04/01/27 to 05/01/52 (a)	153,763,292	128,079,585
3.00%, 08/01/26 to 06/01/53 (a)	83,594,035	73,479,508
3.50%, 01/01/26 to 02/01/53 (a)	52,722,143	47,734,308
4.00%, 04/01/26 to 10/01/52 (a)	27,760,524	25,940,646
4.50%, 05/01/34 to 09/01/52 (a)	14,017,663	13,499,091
5.00%, 11/01/33 to 06/01/53 (a)	16,204,188	15,877,863
5.50%, 04/01/25 to 03/01/54 (a)	34,478,109	34,144,729
6.00%, 07/01/33 to 12/01/53 (a)	16,061,166	16,217,326
6.50%, 12/01/33 to 01/01/54 (a)	16,566,956	16,944,917
7.00%, 01/01/54 (a)	5,421,167	5,578,556
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Federal National Mortgage Association
1.00%, 03/01/36 to 07/01/36 (a)	1,229,163	1,028,655
1.50%, 09/01/35 to 04/01/51 (a)	47,581,876	38,530,568
2.00%, 04/01/28 to 05/01/52 (a)	251,497,539	203,300,135
2.50%, 07/01/27 to 05/01/52 (a)	189,163,298	158,222,740
3.00%, 12/01/25 to 05/01/52 (a)	113,898,510	100,268,012
3.50%, 10/01/25 to 06/01/52 (a)	72,114,329	65,689,839
4.00%, 02/01/26 to 07/01/52 (a)	52,312,894	48,977,496
4.50%, 12/01/24 to 09/01/52 (a)	25,231,767	24,350,035
5.00%, 09/01/33 to 04/01/54 (a)	42,426,193	41,298,642
5.50%, 07/01/29 to 03/01/54 (a)	32,475,809	32,282,514
6.00%, 04/01/35 to 06/01/54 (a)	49,055,976	49,419,808
6.50%, 08/01/34 to 05/01/54 (a)	23,508,392	24,032,528
7.00%, 12/01/53 to 07/01/54 (a)	5,413,069	5,587,046
7.50%, 01/01/54(a)	1,196,592	1,241,455
Government National Mortgage Association
1.50%, 03/20/51 to 10/20/51 (a)	1,354,840	1,060,750
2.00%, 04/20/36 to 04/20/52 (a)	95,964,277	77,845,922
2.50%, 03/20/27 to 05/20/52 (a)	100,421,168	84,700,581
3.00%, 01/20/27 to 06/20/52 (a)	73,612,563	64,891,538
3.50%, 09/20/32 to 05/20/52 (a)	55,351,877	50,402,670
4.00%, 06/15/39 to 09/20/52 (a)	31,634,292	29,618,986
4.50%, 01/20/39 to 04/20/54 (a)	23,478,808	22,576,543
5.00%, 03/20/33 to 05/20/54 (a)	34,099,848	33,305,355
5.50%, 10/20/33 to 05/20/54 (a)	33,375,059	33,129,379
6.00%, 10/15/36 to 05/20/54 (a)	25,456,110	25,581,794
6.50%, 01/20/53 to 05/20/54 (a)	13,650,056	13,841,683
7.00%, 01/20/53 to 04/20/54 (a)	4,582,958	4,670,023
7.50%, 12/20/53(a)	672,773	694,056
Government National Mortgage Association, TBA
3.50%, 07/20/54(a)(l)	1,000,000	898,613
4.00%, 07/20/54(a)(l)	5,500,000	5,083,617
4.50%, 07/20/54(a)(l)	10,000,000	9,506,685
Uniform Mortgage-Backed Security, TBA
3.50%, 07/13/53(a)(l)	5,000,000	4,425,107
4.00%, 07/13/53(a)(l)	22,000,000	20,133,146
4.50%, 07/13/53(a)(l)	31,500,000	29,702,200
5.00%, 07/13/53(a)(l)	12,000,000	11,598,516
5.50%, 07/13/53(a)(l)	12,000,000	11,834,490
		1,959,277,062
Total Securitized (Cost $2,397,398,449)		2,118,069,477

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 2.0% OF NET ASSETS

Money Market Funds 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (m)	147,702,572	147,702,572
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (m)(n)	5,634,068	5,634,068
		153,336,640
Total Short-Term Investments (Cost $153,336,640)		153,336,640
Total Investments in Securities (Cost $8,398,525,709)		7,770,621,979

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $5,425,490.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $20,114,590 or 0.3% of net assets.

(e)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(f)	Issuer is affiliated with the fund’s investment adviser.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Perpetual security with no stated maturity date. Maturity date represents next call date.
(i)	Guaranteed by the Republic of Germany.
(j)	Zero coupon security.
(k)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(l)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(m)	The rate shown is the annualized 7-day yield.
(n)	Security purchased with cash collateral received for securities on loan.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended June 30, 2024:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 6/30/24	FACE AMOUNT AT 6/30/24	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.00%, 03/10/25	$73,087	$9,768	($83,140 )	($1,579 )	$1,812	$52	$—	$—	$613
4.20%, 03/24/25	158,246	—	(158,144)	(5,508)	6,424	(1,018)	—	—	1,699
3.63%, 04/01/25	98,256	—	(98,251)	(3,233)	3,973	(745)	—	—	1,218
3.85%, 05/21/25	196,460	—	(196,926)	(6,113)	8,165	(1,586)	—	—	3,251
3.45%, 02/13/26	72,745	—	—	—	804	(723)	72,826	75,000	1,294
0.90%, 03/11/26	298,113	—	—	—	3,742	(219)	301,636	325,000	1,462
1.15%, 05/13/26	238,505	—	—	—	1,973	162	240,640	260,000	1,495
5.88%, 08/24/26	256,543	—	—	—	(3,566)	(30)	252,947	250,000	7,344
3.20%, 03/02/27	167,095	—	—	—	982	(1,470)	166,607	175,000	2,800
2.45%, 03/03/27	372,683	—	—	—	(608)	1,133	373,208	400,000	4,900
3.30%, 04/01/27	167,094	—	—	—	1,810	(1,865)	167,039	175,000	2,887
3.20%, 01/25/28	165,327	—	—	—	(367)	(647)	164,313	175,000	2,800
2.00%, 03/20/28	298,637	—	—	—	2,293	(130)	300,800	335,000	3,350
4.00%, 02/01/29	145,831	—	—	—	(423)	(1,336)	144,072	150,000	3,000
5.64%, 05/19/29	308,395	25,494	—	—	(4,428)	(5)	329,456	325,000	8,892
3.25%, 05/22/29	145,464	—	—	—	(2,130)	(449)	142,885	155,000	2,519
2.75%, 10/01/29	112,709	—	—	—	171	(464)	112,416	125,000	1,719
6.20%, 11/17/29	315,410	51,952	—	—	(2,531)	(765)	364,066	350,000	10,748
4.63%, 03/22/30	130,740	—	—	—	(1,738)	(1,130)	127,872	130,000	3,006
1.65%, 03/11/31	161,500	—	—	—	(1,168)	496	160,828	200,000	1,650
2.30%, 05/13/31	167,286	—	—	—	970	(230)	168,026	200,000	2,300
1.95%, 12/01/31	185,212	4,053	—	—	(1,335)	235	188,165	235,000	2,246
2.90%, 03/03/32	215,881	—	—	—	(2,311)	415	213,985	250,000	3,625
5.85%, 05/19/34	361,466	—	—	—	(4,029)	(196)	357,241	350,000	10,243
6.14%, 08/24/34	369,850	—	—	—	(5,102)	(17)	364,731	350,000	10,738
Total	$5,182,535	$91,267	($536,461 )	($16,433 )	$3,383	($10,532 )	$4,713,759		$95,799

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$1,851,393,498	$—	$1,851,393,498
Treasuries[1]	—	3,289,839,765	—	3,289,839,765
Government Related[1]	—	357,982,599	—	357,982,599
Securitized[1]	—	2,118,069,477	—	2,118,069,477
Short-Term Investments[1]	153,336,640	—	—	153,336,640
Total	$153,336,640	$7,617,285,339	$—	$7,770,621,979

[1]	As categorized in the Portfolio Holdings.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $5,037,360) including securities on loan of $108,199		$4,713,759
Investments in securities, at value - unaffiliated issuers (cost $8,393,488,349) including securities on loan of $5,317,291		7,765,908,220
Cash		546,157
Receivables:
Investments sold		113,869,701
Interest		57,722,207
Dividends		558,474
Income from securities on loan		5,252
Foreign tax reclaims	+	77
Total assets		7,943,323,847

Liabilities
Collateral held for securities on loan		5,634,068
Payables:
Investments bought		144,146,558
Investments bought - delayed-delivery		114,792,565
Management fees	+	188,408
Total liabilities		264,761,599
Net assets		$7,678,562,248

Net Assets by Source
Capital received from investors		$8,809,714,101
Total distributable loss	+	(1,131,151,853)
Net assets		$7,678,562,248

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,678,562,248		168,400,000		$45.60

See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated issuers (net of foreign withholding tax of $890)		$139,977,012
Dividends received from securities - unaffiliated issuers		4,050,164
Interest received from securities - affiliated issuers		85,267
Securities on loan, net	+	57,272
Total investment income		144,169,715

Expenses
Management fees		1,123,244
Total expenses	–	1,123,244
Net investment income		143,046,471

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(16,433)
Net realized losses on sales of securities - unaffiliated issuers		(48,605,261)
Net realized losses on sales of in-kind redemptions - unaffiliated issuers	+	(1,508,344)
Net realized losses		(50,130,038)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		3,383
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(140,733,834)
Net change in unrealized appreciation (depreciation)	+	(140,730,451)
Net realized and unrealized losses		(190,860,489)
Decrease in net assets resulting from operations		($47,814,018 )
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab U.S. Aggregate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$143,046,471	$231,055,895
Net realized losses		(50,130,038)	(189,677,585)
Net change in unrealized appreciation (depreciation)	+	(140,730,451)	337,318,961
Increase (decrease) in net assets resulting from operations		($47,814,018 )	$378,697,271

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($121,993,320 )	($236,337,780 )

TRANSACTIONS IN FUND SHARES
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,600,000	$578,476,340	31,700,000	$1,459,583,818
Shares redeemed	+	(6,800,000)	(313,612,502)	(18,000,000)	(823,547,528)
Net transactions in fund shares		5,800,000	$264,863,838	13,700,000	$636,036,290

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		162,600,000	$7,583,505,748	148,900,000	$6,805,109,967
Total increase	+	5,800,000	95,056,500	13,700,000	778,395,781
End of period		168,400,000	$7,678,562,248	162,600,000	$7,583,505,748
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	10/10/19[1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$48.34	$46.95	$50.57	$51.37	$50.04	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.93	1.44	0.75	0.50	0.89	0.23
Net realized and unrealized gains (losses)	(0.18)	1.39	(3.60)	(0.82)	1.74	0.02
Total from investment operations	0.75	2.83	(2.85)	(0.32)	2.63	0.25
Less distributions:
Distributions from net investment income	(0.79)	(1.44)	(0.77)	(0.48)	(0.89)	(0.21)
Distributions from net realized gains	—	—	—	—	(0.41)	—
Total distributions	(0.79)	(1.44)	(0.77)	(0.48)	(1.30)	(0.21)
Net asset value at end of period	$48.30	$48.34	$46.95	$50.57	$51.37	$50.04
Total return	1.56%[3]	6.14%	(5.65%)	(0.64%)	5.31%	0.50%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4]	0.03%	0.04%[5,6]	0.05%[7]	0.05%	0.06%[4,8]
Net investment income (loss)	3.88%[4]	3.04%	1.56%	0.99%	1.74%	2.01%[4]
Portfolio turnover rate[9]	19%[3]	28%	14%	13%	80%	12%[3]
Net assets, end of period (x 1,000)	$408,158	$389,173	$370,872	$609,404	$118,146	$35,029

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[8]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended December 31, 2019, is a blended ratio.
[9]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.6% OF NET ASSETS

Financial Institutions 43.7%
Banking 33.8%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	125,000	121,973
7.10%, 11/15/27 (a)	140,000	145,908
2.20%, 11/02/28 (a)	120,000	104,022
6.99%, 06/13/29 (a)(b)	150,000	155,855
6.85%, 01/03/30 (a)(b)	125,000	128,645
American Express Co.
3.95%, 08/01/25 (a)	350,000	344,242
4.20%, 11/06/25 (a)	125,000	123,210
4.90%, 02/13/26 (a)	225,000	223,594
3.13%, 05/20/26 (a)	75,000	72,196
6.34%, 10/30/26 (a)(b)	175,000	176,738
1.65%, 11/04/26 (a)	175,000	161,077
2.55%, 03/04/27 (a)	315,000	294,525
5.65%, 04/23/27 (a)(b)	200,000	200,838
3.30%, 05/03/27 (a)	300,000	285,555
5.39%, 07/28/27 (a)(b)	220,000	220,284
5.85%, 11/05/27 (a)	200,000	204,910
5.10%, 02/16/28 (a)(b)	250,000	249,000
4.05%, 05/03/29 (a)	100,000	96,547
5.28%, 07/27/29 (a)(b)	295,000	295,711
5.53%, 04/25/30 (a)(b)	190,000	192,244
American Express Credit Corp.
3.30%, 05/03/27 (a)	115,000	110,508
Australia & New Zealand Banking Group Ltd.
5.38%, 07/03/25	250,000	250,210
5.09%, 12/08/25	250,000	249,720
5.00%, 03/18/26	275,000	274,315
4.75%, 01/18/27	250,000	248,838
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	200,000	189,536
6.14%, 09/14/28 (a)(b)	200,000	204,324
5.38%, 03/13/29	200,000	200,780
Banco Santander SA
5.15%, 08/18/25	400,000	397,096
5.18%, 11/19/25	200,000	198,122
1.85%, 03/25/26	200,000	187,562
4.25%, 04/11/27	200,000	193,594
5.29%, 08/18/27	200,000	198,738
1.72%, 09/14/27 (a)(b)	200,000	183,454
6.53%, 11/07/27 (a)(b)	200,000	204,708
3.80%, 02/23/28	200,000	188,562
5.55%, 03/14/28 (a)(b)	200,000	199,716
4.18%, 03/24/28 (a)(b)	200,000	192,768
4.38%, 04/12/28	200,000	192,912
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.59%, 08/08/28	200,000	202,034
6.61%, 11/07/28	200,000	210,084
3.31%, 06/27/29	200,000	183,086
5.54%, 03/14/30 (a)(b)	200,000	198,756
Bank of America Corp.
3.88%, 08/01/25	300,000	295,434
4.45%, 03/03/26	325,000	319,683
3.50%, 04/19/26	400,000	388,028
4.83%, 07/22/26 (a)(b)	305,000	302,115
6.22%, 09/15/26	100,000	102,050
4.25%, 10/22/26	275,000	268,224
1.20%, 10/24/26 (a)(b)	350,000	330,288
5.08%, 01/20/27 (a)(b)	450,000	447,313
1.66%, 03/11/27 (a)(b)	450,000	422,001
3.56%, 04/23/27 (a)(b)	450,000	435,307
1.73%, 07/22/27 (a)(b)	915,000	848,251
5.93%, 09/15/27 (a)(b)	275,000	277,997
3.25%, 10/21/27 (a)	405,000	383,280
4.18%, 11/25/27 (a)	340,000	328,464
3.82%, 01/20/28 (a)(b)	545,000	525,620
2.55%, 02/04/28 (a)(b)	380,000	354,829
3.71%, 04/24/28 (a)(b)	340,000	325,815
4.38%, 04/27/28 (a)(b)	350,000	341,701
3.59%, 07/21/28 (a)(b)	300,000	285,588
4.95%, 07/22/28 (a)(b)	495,000	491,099
6.20%, 11/10/28 (a)(b)	300,000	309,006
3.42%, 12/20/28 (a)(b)	940,000	883,995
3.97%, 03/05/29 (a)(b)	395,000	377,825
5.20%, 04/25/29 (a)(b)	500,000	499,350
2.09%, 06/14/29 (a)(b)	425,000	377,298
4.27%, 07/23/29 (a)(b)	500,000	481,855
5.82%, 09/15/29 (a)(b)	425,000	434,120
3.97%, 02/07/30 (a)(b)	460,000	435,795
Bank of America NA
5.65%, 08/18/25 (a)	340,000	341,108
5.53%, 08/18/26 (a)	360,000	362,570
Bank of Montreal
5.92%, 09/25/25	150,000	150,734
5.30%, 06/05/26	270,000	269,870
1.25%, 09/15/26	175,000	160,361
5.27%, 12/11/26	235,000	234,666
0.95%, 01/22/27 (a)(b)	175,000	163,517
2.65%, 03/08/27	200,000	187,600
4.70%, 09/14/27 (a)	150,000	148,088
5.20%, 02/01/28 (a)	200,000	200,374
5.72%, 09/25/28 (a)	175,000	178,596
3.80%, 12/15/32 (a)(b)	175,000	164,754
Bank of New York Mellon Corp.
3.95%, 11/18/25 (a)	100,000	98,341
0.75%, 01/28/26 (a)	125,000	116,645
2.80%, 05/04/26 (a)	150,000	144,011
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.41%, 07/24/26 (a)(b)	150,000	148,322
2.45%, 08/17/26 (a)	100,000	94,797
1.05%, 10/15/26 (a)	100,000	91,352
2.05%, 01/26/27 (a)	100,000	93,098
4.95%, 04/26/27 (a)(b)	250,000	248,568
3.25%, 05/16/27 (a)	150,000	143,321
3.40%, 01/29/28 (a)	100,000	94,993
3.44%, 02/07/28 (a)(b)	150,000	143,565
3.85%, 04/28/28	200,000	192,882
3.99%, 06/13/28 (a)(b)	135,000	130,653
5.80%, 10/25/28 (a)(b)	200,000	203,878
3.00%, 10/30/28 (a)	75,000	68,889
4.54%, 02/01/29 (a)(b)	150,000	147,089
6.32%, 10/25/29 (a)(b)	150,000	156,818
4.98%, 03/14/30 (a)(b)	125,000	124,314
Bank of Nova Scotia
4.50%, 12/16/25	210,000	206,743
4.75%, 02/02/26	200,000	197,994
1.05%, 03/02/26	100,000	93,143
1.35%, 06/24/26	150,000	138,840
2.70%, 08/03/26	220,000	208,496
1.30%, 09/15/26	175,000	160,498
5.35%, 12/07/26	100,000	100,144
1.95%, 02/02/27	150,000	138,399
2.95%, 03/11/27	170,000	160,509
5.40%, 06/04/27	100,000	100,516
5.25%, 06/12/28	125,000	125,620
Bank OZK
2.75%, 10/01/31 (a)(b)	100,000	79,983
BankUnited, Inc.
4.88%, 11/17/25 (a)	75,000	73,715
Barclays PLC
4.38%, 01/12/26	400,000	393,536
5.20%, 05/12/26	375,000	370,811
5.30%, 08/09/26 (a)(b)	250,000	248,460
7.33%, 11/02/26 (a)(b)	220,000	223,971
5.83%, 05/09/27 (a)(b)	310,000	310,490
6.50%, 09/13/27 (a)(b)	250,000	254,222
2.28%, 11/24/27 (a)(b)	200,000	185,160
4.34%, 01/10/28 (a)	200,000	192,542
5.67%, 03/12/28 (a)(b)	200,000	200,354
4.84%, 05/09/28 (a)	300,000	289,680
5.50%, 08/09/28 (a)(b)	300,000	299,508
7.39%, 11/02/28 (a)(b)	260,000	273,871
4.97%, 05/16/29 (a)(b)	300,000	293,820
6.49%, 09/13/29 (a)(b)	200,000	207,116
5.69%, 03/12/30 (a)(b)	300,000	301,002
5.09%, 06/20/30 (a)(b)	200,000	191,512
BPCE SA
3.38%, 12/02/26	250,000	239,643
Canadian Imperial Bank of Commerce
3.95%, 08/04/25	225,000	221,261
0.95%, 10/23/25	190,000	179,409
1.25%, 06/22/26	150,000	138,906
5.93%, 10/02/26	100,000	101,300
3.45%, 04/07/27 (a)	150,000	143,601
5.24%, 06/28/27	150,000	149,816
5.00%, 04/28/28 (a)	150,000	148,926
5.99%, 10/03/28 (a)	125,000	128,584
5.26%, 04/08/29 (a)	150,000	149,754
Capital One Financial Corp.
4.20%, 10/29/25 (a)	260,000	254,613
4.99%, 07/24/26 (a)(b)	245,000	242,895
3.75%, 07/28/26 (a)	250,000	241,405
3.75%, 03/09/27 (a)	250,000	240,205
3.65%, 05/11/27 (a)	175,000	167,403
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.15%, 10/29/27 (a)(b)	150,000	155,052
1.88%, 11/02/27 (a)(b)	220,000	201,795
3.80%, 01/31/28 (a)	75,000	71,309
4.93%, 05/10/28 (a)(b)	200,000	197,410
5.47%, 02/01/29 (a)(b)	195,000	194,267
6.31%, 06/08/29 (a)(b)	250,000	256,012
5.70%, 02/01/30 (a)(b)	150,000	150,729
3.27%, 03/01/30 (a)(b)	195,000	176,038
Citibank NA
5.86%, 09/29/25 (a)	250,000	251,282
5.44%, 04/30/26 (a)	375,000	376,380
5.49%, 12/04/26 (a)	300,000	301,680
5.80%, 09/29/28 (a)	455,000	467,517
Citigroup, Inc.
5.50%, 09/13/25	250,000	249,787
3.70%, 01/12/26	300,000	292,326
4.60%, 03/09/26	250,000	246,110
3.40%, 05/01/26	300,000	289,791
5.61%, 09/29/26 (a)(b)	425,000	424,915
3.20%, 10/21/26 (a)	500,000	476,810
4.30%, 11/20/26	175,000	170,867
1.12%, 01/28/27 (a)(b)	450,000	419,935
1.46%, 06/09/27 (a)(b)	490,000	454,377
4.45%, 09/29/27	575,000	560,786
3.89%, 01/10/28 (a)(b)	400,000	386,380
6.63%, 01/15/28	75,000	78,746
3.07%, 02/24/28 (a)(b)	450,000	424,836
4.66%, 05/24/28 (a)(b)	200,000	196,820
3.67%, 07/24/28 (a)(b)	355,000	338,514
4.13%, 07/25/28	350,000	336,038
3.52%, 10/27/28 (a)(b)	375,000	354,566
4.08%, 04/23/29 (a)(b)	300,000	287,682
5.17%, 02/13/30 (a)(b)	455,000	452,557
3.98%, 03/20/30 (a)(b)	380,000	358,777
Citizens Bank NA
3.75%, 02/18/26 (a)	250,000	242,218
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	45,000	44,032
2.85%, 07/27/26 (a)	85,000	80,387
5.84%, 01/23/30 (a)(b)	185,000	184,521
Comerica Bank
4.00%, 07/27/25	50,000	48,992
Comerica, Inc.
4.00%, 02/01/29 (a)	100,000	91,752
5.98%, 01/30/30 (a)(b)	190,000	187,340
Commonwealth Bank of Australia
5.32%, 03/13/26	250,000	250,960
Cooperatieve Rabobank UA
5.50%, 07/18/25	250,000	250,380
4.38%, 08/04/25	285,000	280,714
3.75%, 07/21/26	285,000	274,546
5.04%, 03/05/27	250,000	249,667
Deutsche Bank AG
4.10%, 01/13/26	100,000	97,886
1.69%, 03/19/26	250,000	235,240
6.12%, 07/14/26 (a)(b)	200,000	200,284
2.13%, 11/24/26 (a)(b)	200,000	189,866
7.15%, 07/13/27 (a)(b)	200,000	204,906
2.31%, 11/16/27 (a)(b)	250,000	230,810
2.55%, 01/07/28 (a)(b)	225,000	208,114
5.71%, 02/08/28 (a)(b)	150,000	149,796
6.72%, 01/18/29 (a)(b)	250,000	258,135
5.41%, 05/10/29	150,000	149,847
6.82%, 11/20/29 (a)(b)	225,000	234,101
4.88%, 12/01/32 (a)(b)	200,000	188,154
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Discover Bank
3.45%, 07/27/26 (a)	250,000	238,913
Discover Financial Services
4.50%, 01/30/26 (a)	165,000	161,796
4.10%, 02/09/27 (a)	215,000	206,791
Fifth Third Bancorp
2.55%, 05/05/27 (a)	100,000	92,700
1.71%, 11/01/27 (a)(b)	125,000	114,670
3.95%, 03/14/28 (a)	150,000	143,256
4.06%, 04/25/28 (a)(b)	35,000	33,532
6.36%, 10/27/28 (a)(b)	155,000	158,432
6.34%, 07/27/29 (a)(b)	240,000	246,259
Fifth Third Bank NA
3.95%, 07/28/25 (a)	210,000	206,401
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	75,000	76,542
FNB Corp.
5.15%, 08/25/25 (a)	65,000	64,056
Goldman Sachs Bank USA
5.28%, 03/18/27 (a)(b)	400,000	398,648
5.41%, 05/21/27 (a)(b)	445,000	444,551
Goldman Sachs Group, Inc.
4.25%, 10/21/25	300,000	294,837
3.75%, 02/25/26 (a)	200,000	194,938
5.80%, 08/10/26 (a)(b)	350,000	350,269
3.50%, 11/16/26 (a)	450,000	432,031
1.09%, 12/09/26 (a)(b)	325,000	303,943
5.95%, 01/15/27	100,000	101,728
3.85%, 01/26/27 (a)	525,000	507,565
1.43%, 03/09/27 (a)(b)	500,000	466,665
4.39%, 06/15/27 (a)(b)	100,000	98,087
1.54%, 09/10/27 (a)(b)	400,000	367,496
1.95%, 10/21/27 (a)(b)	700,000	646,681
2.64%, 02/24/28 (a)(b)	435,000	405,925
3.62%, 03/15/28 (a)(b)	500,000	478,215
3.69%, 06/05/28 (a)(b)	375,000	358,781
4.48%, 08/23/28 (a)(b)	425,000	415,369
3.81%, 04/23/29 (a)(b)	400,000	379,720
4.22%, 05/01/29 (a)(b)	550,000	529,699
6.48%, 10/24/29 (a)(b)	440,000	459,699
5.73%, 04/25/30 (a)(b)	490,000	498,859
HSBC Holdings PLC
4.25%, 08/18/25	200,000	196,526
4.30%, 03/08/26	200,000	196,678
3.90%, 05/25/26	200,000	194,672
4.29%, 09/12/26 (a)(b)	450,000	442,183
7.34%, 11/03/26 (a)(b)	350,000	357,689
4.38%, 11/23/26	250,000	243,693
5.89%, 08/14/27 (a)(b)	350,000	352,597
2.25%, 11/22/27 (a)(b)	200,000	185,490
4.04%, 03/13/28 (a)(b)	400,000	385,536
5.60%, 05/17/28 (a)(b)	400,000	401,680
4.76%, 06/09/28 (a)(b)	350,000	344,326
5.21%, 08/11/28 (a)(b)	400,000	397,452
2.01%, 09/22/28 (a)(b)	350,000	314,489
7.39%, 11/03/28 (a)(b)	350,000	370,289
6.16%, 03/09/29 (a)(b)	350,000	358,242
4.58%, 06/19/29 (a)(b)	400,000	386,756
2.21%, 08/17/29 (a)(b)	430,000	378,189
5.55%, 03/04/30 (a)(b)	200,000	200,476
3.97%, 05/22/30 (a)(b)	400,000	373,888
HSBC USA, Inc.
5.29%, 03/04/27	200,000	200,644
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	50,000	48,465
6.21%, 08/21/29 (a)(b)	210,000	214,528
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Huntington National Bank
4.55%, 05/17/28 (a)(b)	250,000	243,563
ING Groep NV
3.95%, 03/29/27	275,000	265,752
1.73%, 04/01/27 (a)(b)	200,000	187,180
6.08%, 09/11/27 (a)(b)	270,000	273,062
4.02%, 03/28/28 (a)(b)	200,000	192,990
4.05%, 04/09/29	235,000	223,375
5.34%, 03/19/30 (a)(b)	270,000	269,066
JPMorgan Chase & Co.
3.90%, 07/15/25 (a)	425,000	418,587
7.75%, 07/15/25	50,000	51,288
3.30%, 04/01/26 (a)	400,000	387,368
3.20%, 06/15/26 (a)	200,000	192,668
2.95%, 10/01/26 (a)	505,000	481,250
7.63%, 10/15/26	110,000	115,979
1.05%, 11/19/26 (a)(b)	450,000	422,937
4.13%, 12/15/26	325,000	316,647
3.96%, 01/29/27 (a)(b)	350,000	341,999
1.04%, 02/04/27 (a)(b)	350,000	326,210
1.58%, 04/22/27 (a)(b)	405,000	378,229
8.00%, 04/29/27	100,000	107,464
1.47%, 09/22/27 (a)(b)	425,000	390,447
4.25%, 10/01/27	250,000	243,790
6.07%, 10/22/27 (a)(b)	340,000	345,984
3.63%, 12/01/27 (a)	195,000	186,635
5.04%, 01/23/28 (a)(b)	420,000	417,971
3.78%, 02/01/28 (a)(b)	465,000	448,227
2.95%, 02/24/28 (a)(b)	285,000	268,573
5.57%, 04/22/28 (a)(b)	350,000	352,908
4.32%, 04/26/28 (a)(b)	485,000	473,214
3.54%, 05/01/28 (a)(b)	425,000	405,684
2.18%, 06/01/28 (a)(b)	250,000	229,558
4.85%, 07/25/28 (a)(b)	560,000	554,305
3.51%, 01/23/29 (a)(b)	390,000	368,940
4.01%, 04/23/29 (a)(b)	360,000	344,675
2.07%, 06/01/29 (a)(b)	325,000	289,269
4.20%, 07/23/29 (a)(b)	350,000	337,015
5.30%, 07/24/29 (a)(b)	400,000	401,496
6.09%, 10/23/29 (a)(b)	385,000	397,924
4.45%, 12/05/29 (a)(b)	400,000	388,504
5.01%, 01/23/30 (a)(b)	425,000	421,842
5.58%, 04/22/30 (a)(b)	390,000	396,314
3.70%, 05/06/30 (a)(b)	395,000	369,396
4.57%, 06/14/30 (a)(b)	325,000	315,614
JPMorgan Chase Bank NA
5.11%, 12/08/26 (a)	425,000	424,970
KeyBank NA
4.15%, 08/08/25	250,000	245,233
3.40%, 05/20/26	250,000	237,613
5.85%, 11/15/27 (a)	250,000	249,252
KeyCorp
4.15%, 10/29/25	115,000	112,498
2.25%, 04/06/27	165,000	150,044
4.10%, 04/30/28	100,000	94,697
Lloyds Banking Group PLC
4.58%, 12/10/25	260,000	255,346
4.65%, 03/24/26	220,000	216,014
4.72%, 08/11/26 (a)(b)	245,000	242,266
3.75%, 01/11/27	210,000	202,138
1.63%, 05/11/27 (a)(b)	200,000	185,834
5.46%, 01/05/28 (a)(b)	275,000	274,631
3.75%, 03/18/28 (a)(b)	200,000	191,428
4.38%, 03/22/28	200,000	193,782
4.55%, 08/16/28	245,000	238,000
3.57%, 11/07/28 (a)(b)	300,000	282,270
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.87%, 03/06/29 (a)(b)	200,000	202,858
5.72%, 06/05/30 (a)(b)	250,000	252,122
M&T Bank Corp.
4.55%, 08/16/28 (a)(b)	50,000	47,926
7.41%, 10/30/29 (a)(b)	100,000	105,295
Manufacturers & Traders Trust Co.
4.65%, 01/27/26 (a)	295,000	289,604
3.40%, 08/17/27	75,000	69,986
4.70%, 01/27/28 (a)	250,000	241,115
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25	200,000	191,654
3.85%, 03/01/26	400,000	390,476
2.76%, 09/13/26	200,000	189,652
3.68%, 02/22/27	200,000	193,094
1.54%, 07/20/27 (a)(b)	300,000	277,653
3.29%, 07/25/27	200,000	189,702
2.34%, 01/19/28 (a)(b)	300,000	278,850
4.08%, 04/19/28 (a)(b)	200,000	193,660
5.02%, 07/20/28 (a)(b)	250,000	248,460
5.35%, 09/13/28 (a)(b)	200,000	200,494
5.42%, 02/22/29 (a)(b)	275,000	276,787
3.74%, 03/07/29	250,000	236,258
5.24%, 04/19/29 (a)(b)	200,000	200,238
5.26%, 04/17/30 (a)(b)	200,000	199,692
Mizuho Financial Group, Inc.
2.84%, 09/13/26	200,000	189,560
1.23%, 05/22/27 (a)(b)	200,000	184,926
1.55%, 07/09/27 (a)(b)	200,000	185,134
3.17%, 09/11/27	200,000	187,822
4.02%, 03/05/28	200,000	192,442
5.41%, 09/13/28 (a)(b)	200,000	200,582
5.67%, 05/27/29 (a)(b)	225,000	227,529
5.78%, 07/06/29 (a)(b)	250,000	253,582
5.38%, 05/26/30 (a)(b)	200,000	199,870
Morgan Stanley
4.00%, 07/23/25	400,000	394,052
5.00%, 11/24/25	300,000	297,933
3.88%, 01/27/26	530,000	518,160
4.68%, 07/17/26 (a)(b)	300,000	297,123
3.13%, 07/27/26	500,000	478,285
6.25%, 08/09/26	100,000	101,811
4.35%, 09/08/26	325,000	317,977
6.14%, 10/16/26 (a)(b)	275,000	276,914
0.99%, 12/10/26 (a)(b)	480,000	449,117
3.63%, 01/20/27	530,000	511,121
5.05%, 01/28/27 (a)(b)	250,000	248,663
3.95%, 04/23/27	300,000	289,923
1.59%, 05/04/27 (a)(b)	615,000	573,457
1.51%, 07/20/27 (a)(b)	475,000	439,346
2.48%, 01/21/28 (a)(b)	375,000	349,747
5.65%, 04/13/28 (a)(b)	250,000	252,542
4.21%, 04/20/28 (a)(b)	400,000	389,148
3.59%, 07/22/28 (a)(b)	400,000	380,436
6.30%, 10/18/28 (a)(b)	350,000	361,123
3.77%, 01/24/29 (a)(b)	475,000	452,342
5.12%, 02/01/29 (a)(b)	400,000	398,724
5.16%, 04/20/29 (a)(b)	425,000	423,636
5.45%, 07/20/29 (a)(b)	350,000	352,198
6.41%, 11/01/29 (a)(b)	350,000	365,239
5.17%, 01/16/30 (a)(b)	325,000	324,220
4.43%, 01/23/30 (a)(b)	450,000	435,370
5.66%, 04/18/30 (a)(b)	395,000	401,735
Morgan Stanley Bank NA
4.75%, 04/21/26 (a)	315,000	312,304
5.88%, 10/30/26 (a)	250,000	253,105
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 01/14/28 (a)(b)	300,000	297,876
5.50%, 05/26/28 (a)(b)	345,000	347,487
National Australia Bank Ltd.
2.50%, 07/12/26	300,000	285,048
3.91%, 06/09/27	250,000	242,895
4.94%, 01/12/28	250,000	250,200
4.90%, 06/13/28	315,000	314,817
4.79%, 01/10/29	250,000	248,535
National Bank of Canada
5.60%, 12/18/28	250,000	252,667
NatWest Group PLC
4.80%, 04/05/26	200,000	197,616
7.47%, 11/10/26 (a)(b)	200,000	204,466
5.85%, 03/02/27 (a)(b)	200,000	200,530
1.64%, 06/14/27 (a)(b)	200,000	185,254
5.58%, 03/01/28 (a)(b)	200,000	200,280
3.07%, 05/22/28 (a)(b)	215,000	201,315
5.52%, 09/30/28 (a)(b)	200,000	200,168
4.89%, 05/18/29 (a)(b)	275,000	269,021
5.81%, 09/13/29 (a)(b)	200,000	202,754
5.08%, 01/27/30 (a)(b)	200,000	196,676
4.45%, 05/08/30 (a)(b)	200,000	191,292
6.48%, 06/01/34 (a)(b)	200,000	203,344
Northern Trust Corp.
3.95%, 10/30/25	100,000	98,036
4.00%, 05/10/27 (a)	230,000	224,650
3.15%, 05/03/29 (a)	75,000	69,312
3.38%, 05/08/32 (a)(b)	50,000	47,246
PNC Bank NA
3.10%, 10/25/27 (a)	250,000	234,035
4.05%, 07/26/28	250,000	237,750
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (a)	175,000	165,823
1.15%, 08/13/26 (a)	150,000	137,841
4.76%, 01/26/27 (a)(b)	205,000	202,593
3.15%, 05/19/27 (a)	130,000	123,499
6.62%, 10/20/27 (a)(b)	75,000	76,833
5.30%, 01/21/28 (a)(b)	150,000	149,829
5.35%, 12/02/28 (a)(b)	170,000	170,236
3.45%, 04/23/29 (a)	250,000	231,908
5.58%, 06/12/29 (a)(b)	445,000	450,042
5.49%, 05/14/30 (a)(b)	325,000	327,008
Regions Financial Corp.
1.80%, 08/12/28 (a)	85,000	73,485
5.72%, 06/06/30 (a)(b)	125,000	124,950
Royal Bank of Canada
4.88%, 01/12/26	195,000	193,623
0.88%, 01/20/26	150,000	140,372
4.65%, 01/27/26	285,000	281,190
1.20%, 04/27/26	310,000	288,102
1.15%, 07/14/26	150,000	138,308
5.20%, 07/20/26	110,000	109,872
1.40%, 11/02/26	150,000	137,394
4.88%, 01/19/27	100,000	99,376
2.05%, 01/21/27	120,000	111,462
3.63%, 05/04/27	200,000	192,034
4.24%, 08/03/27	210,000	204,509
6.00%, 11/01/27	220,000	225,555
4.90%, 01/12/28	155,000	153,977
5.20%, 08/01/28	175,000	176,223
4.95%, 02/01/29	100,000	99,605
Santander Holdings USA, Inc.
4.50%, 07/17/25 (a)	215,000	211,977
5.81%, 09/09/26 (a)(b)	100,000	99,740
3.24%, 10/05/26 (a)(c)	150,000	142,223
6.12%, 05/31/27 (a)(b)	50,000	50,241
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 07/13/27 (a)	170,000	164,468
2.49%, 01/06/28 (a)(b)	160,000	147,504
6.50%, 03/09/29 (a)(b)	150,000	152,808
6.57%, 06/12/29 (a)(b)	90,000	92,163
6.17%, 01/09/30 (a)(b)	150,000	151,403
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (a)(b)	200,000	190,404
6.83%, 11/21/26 (a)(b)	200,000	202,700
2.47%, 01/11/28 (a)(b)	200,000	184,770
3.82%, 11/03/28 (a)(b)	200,000	189,050
6.53%, 01/10/29 (a)(b)	200,000	205,530
State Street Corp.
3.55%, 08/18/25	200,000	196,222
2.65%, 05/19/26	150,000	143,346
5.27%, 08/03/26 (a)	100,000	100,214
5.75%, 11/04/26 (a)(b)	80,000	80,303
4.99%, 03/18/27 (a)	150,000	149,925
1.68%, 11/18/27 (a)(b)	75,000	69,045
2.20%, 02/07/28 (a)(b)	125,000	116,333
5.82%, 11/04/28 (a)(b)	100,000	102,017
5.68%, 11/21/29 (a)(b)	175,000	179,153
4.14%, 12/03/29 (a)(b)	95,000	91,505
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25	200,000	192,076
0.95%, 01/12/26	250,000	233,778
5.46%, 01/13/26	390,000	390,039
3.78%, 03/09/26	300,000	292,200
2.63%, 07/14/26	200,000	189,502
1.40%, 09/17/26	375,000	344,400
3.01%, 10/19/26	300,000	285,024
3.45%, 01/11/27	275,000	263,587
3.36%, 07/12/27	350,000	332,237
3.35%, 10/18/27	225,000	212,438
5.52%, 01/13/28	300,000	303,354
3.54%, 01/17/28	200,000	189,582
5.80%, 07/13/28	200,000	204,242
5.72%, 09/14/28	225,000	229,556
1.90%, 09/17/28	300,000	262,956
Synchrony Financial
4.50%, 07/23/25 (a)	260,000	255,679
3.70%, 08/04/26 (a)	150,000	143,153
3.95%, 12/01/27 (a)	200,000	187,094
5.15%, 03/19/29 (a)	125,000	120,080
Synovus Financial Corp.
5.20%, 08/11/25 (a)	125,000	123,379
Toronto-Dominion Bank
0.75%, 09/11/25	175,000	165,646
0.75%, 01/06/26	270,000	252,420
5.10%, 01/09/26	170,000	169,390
1.20%, 06/03/26	265,000	245,530
5.53%, 07/17/26	300,000	301,008
1.25%, 09/10/26	250,000	229,363
1.95%, 01/12/27 (d)	150,000	139,263
2.80%, 03/10/27	200,000	187,914
4.98%, 04/05/27	100,000	99,523
4.11%, 06/08/27	200,000	194,120
4.69%, 09/15/27	225,000	221,751
5.16%, 01/10/28	150,000	149,907
5.52%, 07/17/28	200,000	202,490
4.99%, 04/05/29	150,000	148,719
3.63%, 09/15/31 (a)(b)	225,000	214,268
Truist Bank
4.05%, 11/03/25 (a)	100,000	98,324
3.30%, 05/15/26 (a)	200,000	191,726
3.80%, 10/30/26 (a)	250,000	240,483
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Truist Financial Corp.
1.20%, 08/05/25 (a)	100,000	95,316
4.26%, 07/28/26 (a)(b)	225,000	221,396
5.90%, 10/28/26 (a)(b)	50,000	50,137
1.27%, 03/02/27 (a)(b)	225,000	209,219
6.05%, 06/08/27 (a)(b)	225,000	226,697
1.13%, 08/03/27 (a)	100,000	88,303
4.12%, 06/06/28 (a)(b)	150,000	144,705
4.87%, 01/26/29 (a)(b)	250,000	245,288
3.88%, 03/19/29 (a)	50,000	46,649
1.89%, 06/07/29 (a)(b)	175,000	153,349
7.16%, 10/30/29 (a)(b)	325,000	345,169
5.44%, 01/24/30 (a)(b)	225,000	224,510
U.S. Bancorp
3.95%, 11/17/25 (a)	100,000	98,152
3.10%, 04/27/26 (a)	215,000	206,222
2.38%, 07/22/26 (a)	275,000	259,636
5.73%, 10/21/26 (a)(b)	245,000	245,551
3.15%, 04/27/27 (a)	250,000	237,985
2.22%, 01/27/28 (a)(b)	200,000	184,994
3.90%, 04/26/28 (a)	100,000	95,926
4.55%, 07/22/28 (a)(b)	330,000	322,846
4.65%, 02/01/29 (a)(b)	295,000	288,899
5.78%, 06/12/29 (a)(b)	315,000	319,901
5.38%, 01/23/30 (a)(b)	200,000	200,604
UBS AG
5.80%, 09/11/25	200,000	200,760
1.25%, 08/07/26	250,000	229,753
5.00%, 07/09/27	250,000	248,068
7.50%, 02/15/28	400,000	428,136
5.65%, 09/11/28	250,000	254,660
UBS Group AG
4.55%, 04/17/26	300,000	295,002
Wachovia Corp.
7.57%, 08/01/26 (e)	95,000	99,038
Wells Fargo & Co.
3.55%, 09/29/25	440,000	429,656
3.00%, 04/22/26	550,000	527,499
4.10%, 06/03/26	350,000	341,169
4.54%, 08/15/26 (a)(b)	325,000	321,048
3.00%, 10/23/26	525,000	498,881
3.20%, 06/17/27 (a)(b)	400,000	383,140
4.30%, 07/22/27	375,000	365,246
3.53%, 03/24/28 (a)(b)	575,000	548,607
5.71%, 04/22/28 (a)(b)	500,000	504,665
3.58%, 05/22/28 (a)(b)	450,000	428,728
2.39%, 06/02/28 (a)(b)	565,000	520,676
4.81%, 07/25/28 (a)(b)	475,000	468,345
4.15%, 01/24/29 (a)	375,000	360,727
5.57%, 07/25/29 (a)(b)	685,000	691,603
6.30%, 10/23/29 (a)(b)	425,000	441,112
5.20%, 01/23/30 (a)(b)	450,000	448,258
Wells Fargo Bank NA
5.55%, 08/01/25 (a)	300,000	300,525
4.81%, 01/15/26 (a)	250,000	248,443
5.45%, 08/07/26 (a)	350,000	351,144
5.25%, 12/11/26 (a)	425,000	425,446
Westpac Banking Corp.
3.74%, 08/26/25	150,000	147,468
5.51%, 11/17/25	100,000	100,489
5.20%, 04/16/26	100,000	100,060
2.85%, 05/13/26	275,000	263,849
1.15%, 06/03/26	250,000	232,305
2.70%, 08/19/26	120,000	114,253
3.35%, 03/08/27	200,000	191,996
4.04%, 08/26/27	150,000	146,433
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.46%, 11/18/27	200,000	203,060
3.40%, 01/25/28	195,000	185,566
5.54%, 11/17/28	175,000	179,148
1.95%, 11/20/28	200,000	176,894
5.05%, 04/16/29	150,000	150,429
4.32%, 11/23/31 (a)(b)	225,000	217,220
		137,827,071
Brokerage/Asset Managers/Exchanges 1.7%
Affiliated Managers Group, Inc.
3.50%, 08/01/25	75,000	73,388
Ameriprise Financial, Inc.
2.88%, 09/15/26 (a)	95,000	90,498
5.70%, 12/15/28 (a)	100,000	102,431
Ares Management Corp
6.38%, 11/10/28 (a)	75,000	78,097
BGC Group, Inc.
8.00%, 05/25/28 (a)	50,000	52,757
6.60%, 06/10/29 (a)(c)	100,000	99,535
BlackRock Funding, Inc.
4.70%, 03/14/29 (a)	100,000	99,599
BlackRock, Inc.
3.20%, 03/15/27	90,000	86,481
3.25%, 04/30/29 (a)	185,000	172,522
Brookfield Finance, Inc.
4.25%, 06/02/26 (a)	75,000	73,393
3.90%, 01/25/28 (a)	190,000	181,355
4.85%, 03/29/29 (a)	150,000	147,531
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	130,000	125,449
Charles Schwab Corp.
3.45%, 02/13/26 (a)(f)	50,000	48,550
0.90%, 03/11/26 (a)(f)	180,000	167,060
1.15%, 05/13/26 (a)(f)	145,000	134,203
5.88%, 08/24/26 (a)(f)	150,000	151,769
3.20%, 03/02/27 (a)(f)	90,000	85,684
2.45%, 03/03/27 (a)(f)	210,000	195,934
3.30%, 04/01/27 (a)(f)	105,000	100,224
3.20%, 01/25/28 (a)(f)	90,000	84,504
2.00%, 03/20/28 (a)(f)	180,000	161,624
4.00%, 02/01/29 (a)(f)	85,000	81,641
5.64%, 05/19/29 (a)(b)(f)	175,000	177,399
3.25%, 05/22/29 (a)(f)	90,000	82,966
6.20%, 11/17/29 (a)(b)(f)	185,000	192,435
CME Group, Inc.
3.75%, 06/15/28 (a)	75,000	72,254
Eaton Vance Corp.
3.50%, 04/06/27 (a)	55,000	52,620
Intercontinental Exchange, Inc.
3.75%, 12/01/25 (a)	205,000	200,488
3.10%, 09/15/27 (a)	75,000	70,472
4.00%, 09/15/27 (a)	265,000	256,427
3.63%, 09/01/28 (a)(c)	175,000	165,105
3.75%, 09/21/28 (a)	100,000	95,333
4.35%, 06/15/29 (a)	175,000	169,508
Invesco Finance PLC
3.75%, 01/15/26	100,000	97,489
Janus Henderson U.S. Holdings, Inc.
4.88%, 08/01/25 (a)	65,000	64,415
Jefferies Financial Group, Inc.
4.85%, 01/15/27	155,000	153,025
5.88%, 07/21/28 (a)	175,000	176,788
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lazard Group LLC
3.63%, 03/01/27 (a)	50,000	47,896
4.50%, 09/19/28 (a)	50,000	48,339
4.38%, 03/11/29 (a)	100,000	95,648
Legg Mason, Inc.
4.75%, 03/15/26	90,000	89,474
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	75,000	75,319
6.75%, 11/17/28 (a)	125,000	131,345
Nasdaq, Inc.
3.85%, 06/30/26 (a)	100,000	97,373
5.35%, 06/28/28 (a)	150,000	151,365
Nomura Holdings, Inc.
1.85%, 07/16/25	225,000	216,263
5.71%, 01/09/26	200,000	200,160
1.65%, 07/14/26	200,000	184,986
2.33%, 01/22/27	200,000	184,940
5.39%, 07/06/27	200,000	199,612
6.07%, 07/12/28	200,000	204,796
2.17%, 07/14/28	200,000	176,654
		6,725,123
Finance Companies 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 07/15/25 (a)	200,000	201,758
4.45%, 10/01/25 (a)	150,000	147,961
1.75%, 01/30/26 (a)	150,000	141,394
4.45%, 04/03/26 (a)	150,000	147,304
2.45%, 10/29/26 (a)	500,000	466,585
6.10%, 01/15/27 (a)	150,000	152,359
6.45%, 04/15/27 (a)	200,000	204,752
3.65%, 07/21/27 (a)	195,000	185,293
3.88%, 01/23/28 (a)	100,000	94,843
5.75%, 06/06/28 (a)	150,000	151,756
3.00%, 10/29/28 (a)	600,000	545,562
5.10%, 01/19/29 (a)	150,000	148,765
Air Lease Corp.
3.38%, 07/01/25 (a)	170,000	166,177
2.88%, 01/15/26 (a)	155,000	148,741
3.75%, 06/01/26 (a)	125,000	120,807
5.30%, 06/25/26	100,000	99,688
1.88%, 08/15/26 (a)	200,000	185,538
2.20%, 01/15/27 (a)	145,000	133,999
3.63%, 04/01/27 (a)	100,000	95,579
3.63%, 12/01/27 (a)	100,000	94,417
5.30%, 02/01/28 (a)	135,000	134,791
2.10%, 09/01/28 (a)	110,000	96,644
4.63%, 10/01/28 (a)	100,000	97,065
5.10%, 03/01/29 (a)	100,000	98,999
Aircastle Ltd.
4.25%, 06/15/26 (a)	100,000	97,518
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)(c)	100,000	100,618
Ares Capital Corp.
5.88%, 03/01/29 (a)	175,000	172,445
ARES Capital Corp.
3.25%, 07/15/25 (a)	175,000	170,243
3.88%, 01/15/26 (a)	210,000	202,761
2.15%, 07/15/26 (a)	175,000	161,784
7.00%, 01/15/27	175,000	178,019
2.88%, 06/15/27 (a)	30,000	27,458
2.88%, 06/15/28 (a)	200,000	177,372
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	75,000	70,600
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Barings BDC, Inc.
3.30%, 11/23/26 (a)	50,000	46,247
7.00%, 02/15/29 (a)	50,000	50,200
BlackRock TCP Capital Corp.
2.85%, 02/09/26 (a)	50,000	47,230
6.95%, 05/30/29 (a)	50,000	48,828
Blackstone Private Credit Fund
7.05%, 09/29/25	80,000	80,788
2.63%, 12/15/26 (a)	225,000	205,902
3.25%, 03/15/27 (a)	175,000	161,656
7.30%, 11/27/28 (a)(c)	75,000	77,779
4.00%, 01/15/29 (a)	100,000	91,296
Blackstone Secured Lending Fund
3.63%, 01/15/26 (a)	150,000	144,021
2.75%, 09/16/26 (a)	100,000	92,632
2.13%, 02/15/27 (a)	100,000	90,406
5.88%, 11/15/27 (a)	50,000	49,672
2.85%, 09/30/28 (a)	100,000	87,736
Blue Owl Capital Corp.
3.75%, 07/22/25 (a)	90,000	87,801
4.25%, 01/15/26 (a)	95,000	92,188
3.40%, 07/15/26 (a)	170,000	160,242
2.63%, 01/15/27 (a)	65,000	59,477
2.88%, 06/11/28 (a)	145,000	128,339
5.95%, 03/15/29 (a)	100,000	98,538
Blue Owl Capital Corp. II
8.45%, 11/15/26 (a)(c)	50,000	51,574
Blue Owl Capital Corp. III
3.13%, 04/13/27 (a)	50,000	45,756
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (a)	75,000	69,616
4.70%, 02/08/27 (a)	75,000	71,428
7.75%, 09/16/27 (a)	100,000	102,875
7.95%, 06/13/28 (a)	95,000	98,239
7.75%, 01/15/29 (a)	75,000	77,419
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (a)	50,000	44,983
Blue Owl Technology Finance Corp. II
6.75%, 04/04/29 (a)(c)	100,000	97,881
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)(c)	50,000	49,935
FS KKR Capital Corp.
3.40%, 01/15/26 (a)	175,000	166,624
2.63%, 01/15/27 (a)	50,000	45,175
3.25%, 07/15/27 (a)	95,000	86,120
3.13%, 10/12/28 (a)	135,000	117,349
7.88%, 01/15/29 (a)	50,000	51,694
GATX Corp.
3.25%, 09/15/26 (a)	75,000	71,733
5.40%, 03/15/27 (a)	50,000	50,075
3.50%, 03/15/28 (a)	75,000	70,448
4.55%, 11/07/28 (a)	75,000	73,346
4.70%, 04/01/29 (a)	50,000	48,955
Goldman Sachs BDC, Inc.
2.88%, 01/15/26 (a)	75,000	71,614
6.38%, 03/11/27	35,000	35,288
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	100,000	92,257
2.05%, 02/15/27 (a)	50,000	44,924
7.05%, 12/05/28 (a)	85,000	86,796
Hercules Capital, Inc.
2.63%, 09/16/26 (a)	75,000	68,776
3.38%, 01/20/27 (a)	25,000	23,193
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
HPS Corporate Lending Fund
6.75%, 01/30/29 (a)(c)	100,000	100,810
Main Street Capital Corp.
3.00%, 07/14/26 (a)	75,000	70,267
6.50%, 06/04/27 (a)	50,000	50,045
6.95%, 03/01/29 (a)	50,000	50,577
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27 (a)	75,000	72,358
6.15%, 05/17/29 (a)(c)	50,000	48,928
New Mountain Finance Corp.
6.88%, 02/01/29 (a)	50,000	48,866
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (a)	50,000	45,404
7.10%, 02/15/29 (a)	50,000	50,634
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)(c)	50,000	52,874
Prospect Capital Corp.
3.71%, 01/22/26 (a)	75,000	71,623
3.36%, 11/15/26 (a)	50,000	45,991
3.44%, 10/15/28 (a)	50,000	42,714
Sixth Street Lending Partners
6.50%, 03/11/29 (a)(c)	100,000	99,067
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	50,000	46,521
6.95%, 08/14/28 (a)	65,000	66,479
6.13%, 03/01/29 (a)	50,000	49,437
		10,247,241
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	50,000	44,612
ORIX Corp.
3.70%, 07/18/27	50,000	47,858
5.00%, 09/13/27	100,000	99,465
		191,935
Insurance 3.0%
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	200,000	193,130
Aflac, Inc.
1.13%, 03/15/26 (a)	90,000	84,083
2.88%, 10/15/26 (a)	50,000	47,565
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	100,108
Allstate Corp.
0.75%, 12/15/25 (a)	100,000	93,538
3.28%, 12/15/26 (a)	100,000	95,710
5.05%, 06/24/29 (a)	75,000	74,695
American International Group, Inc.
4.20%, 04/01/28 (a)	60,000	58,040
5.75%, 04/01/48 (a)(b)	125,000	122,576
American National Group, Inc.
5.00%, 06/15/27 (a)	75,000	73,489
Aon Corp.
8.21%, 01/01/27	100,000	105,839
3.75%, 05/02/29 (a)	100,000	93,908
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	105,000	98,570
Aon Global Ltd.
3.88%, 12/15/25 (a)	100,000	97,764
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aon North America, Inc.
5.13%, 03/01/27 (a)	100,000	99,902
5.15%, 03/01/29 (a)	175,000	174,666
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	100,000	96,900
Assurant, Inc.
4.90%, 03/27/28 (a)	75,000	73,920
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	70,000	72,154
Athene Holding Ltd.
4.13%, 01/12/28 (a)	165,000	159,197
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (a)	140,000	131,264
Berkshire Hathaway, Inc.
3.13%, 03/15/26 (a)	410,000	397,187
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	110,000	104,551
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	15,000	14,481
Centene Corp.
4.25%, 12/15/27 (a)	360,000	343,879
2.45%, 07/15/28 (a)	375,000	333,139
Chubb INA Holdings LLC
3.35%, 05/03/26 (a)	250,000	241,955
Cincinnati Financial Corp.
6.92%, 05/15/28	50,000	52,945
CNA Financial Corp.
4.50%, 03/01/26 (a)	75,000	73,890
3.45%, 08/15/27 (a)	100,000	94,830
3.90%, 05/01/29 (a)	75,000	71,110
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	75,000	72,783
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	175,000	167,629
3.85%, 04/05/29 (a)	150,000	140,638
6.88%, 12/15/52 (a)(b)	165,000	166,586
Elevance Health, Inc.
4.90%, 02/08/26 (a)	115,000	114,134
1.50%, 03/15/26 (a)	125,000	117,354
3.65%, 12/01/27 (a)	250,000	239,012
4.10%, 03/01/28 (a)	200,000	193,476
5.15%, 06/15/29 (a)	100,000	100,304
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	125,000	125,135
Enstar Finance LLC
5.75%, 09/01/40 (a)(b)	50,000	49,236
5.50%, 01/15/42 (a)(b)	80,000	77,424
Enstar Group Ltd.
4.95%, 06/01/29 (a)	75,000	72,107
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	280,000	271,127
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	75,000	77,486
6.50%, 06/04/29 (a)	75,000	74,808
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	98,219
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	60,000	58,274
Globe Life, Inc.
4.55%, 09/15/28 (a)	75,000	71,304
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	75,000	73,677
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	60,000	63,706
Humana, Inc.
5.70%, 03/13/26 (a)	65,000	64,931
1.35%, 02/03/27 (a)	125,000	113,312
3.95%, 03/15/27 (a)	100,000	96,736
5.75%, 03/01/28 (a)	75,000	76,328
5.75%, 12/01/28 (a)	75,000	76,516
3.70%, 03/23/29 (a)	125,000	117,252
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	75,000	74,866
Lincoln National Corp.
3.63%, 12/12/26 (a)	50,000	47,871
3.80%, 03/01/28 (a)	100,000	95,594
Loews Corp.
3.75%, 04/01/26 (a)	100,000	97,519
Manulife Financial Corp.
4.15%, 03/04/26	175,000	171,421
4.06%, 02/24/32 (a)(b)	175,000	167,708
Markel Group, Inc.
3.50%, 11/01/27 (a)	50,000	47,436
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (a)	115,000	112,296
4.38%, 03/15/29 (a)	255,000	249,362
Mercury General Corp.
4.40%, 03/15/27 (a)	75,000	72,392
MetLife, Inc.
3.60%, 11/13/25 (a)	75,000	73,356
MGIC Investment Corp.
5.25%, 08/15/28 (a)	100,000	97,529
Old Republic International Corp.
3.88%, 08/26/26 (a)	80,000	77,354
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	95,000	88,694
Progressive Corp.
2.45%, 01/15/27	100,000	93,866
2.50%, 03/15/27 (a)	75,000	70,304
4.00%, 03/01/29 (a)	75,000	71,870
6.63%, 03/01/29	70,000	74,941
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	94,072
4.50%, 09/15/47 (a)(b)	125,000	118,321
5.70%, 09/15/48 (a)(b)	150,000	147,297
Radian Group, Inc.
4.88%, 03/15/27 (a)	110,000	107,644
6.20%, 05/15/29 (a)	100,000	101,048
Reinsurance Group of America, Inc.
3.95%, 09/15/26 (a)	50,000	48,561
3.90%, 05/15/29 (a)	100,000	93,939
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	50,000	47,504
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	50,000	46,230
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	75,000	75,904
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	125,000	122,711
UnitedHealth Group, Inc.
3.75%, 07/15/25	100,000	98,524
5.15%, 10/15/25	130,000	129,889
3.70%, 12/15/25	100,000	97,915
1.25%, 01/15/26	135,000	127,252
3.10%, 03/15/26	200,000	193,568
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.15%, 05/15/26 (a)	200,000	186,026
3.45%, 01/15/27	125,000	120,610
4.60%, 04/15/27 (a)	120,000	119,071
3.70%, 05/15/27 (a)	185,000	179,102
2.95%, 10/15/27	185,000	173,978
5.25%, 02/15/28 (a)	120,000	121,639
3.85%, 06/15/28	200,000	192,356
3.88%, 12/15/28	155,000	148,620
4.25%, 01/15/29 (a)	200,000	194,892
4.00%, 05/15/29 (a)	150,000	144,351
Unum Group
4.00%, 06/15/29 (a)	75,000	70,766
Voya Financial, Inc.
3.65%, 06/15/26	50,000	48,287
4.70%, 01/23/48 (a)(b)	55,000	47,768
Willis North America, Inc.
4.65%, 06/15/27 (a)	95,000	93,420
4.50%, 09/15/28 (a)	100,000	97,204
		12,217,327
REITs 2.7%
Agree LP
2.00%, 06/15/28 (a)	60,000	53,091
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 (a)	50,000	49,199
3.95%, 01/15/27 (a)	95,000	91,875
3.95%, 01/15/28 (a)	75,000	71,824
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	95,849
4.90%, 02/15/29 (a)	50,000	48,887
AvalonBay Communities, Inc.
3.50%, 11/15/25 (a)	50,000	48,847
2.95%, 05/11/26 (a)	125,000	119,991
3.35%, 05/15/27 (a)	75,000	71,632
3.20%, 01/15/28 (a)	50,000	47,044
1.90%, 12/01/28 (a)	50,000	44,062
3.30%, 06/01/29 (a)	75,000	69,227
Boston Properties LP
3.65%, 02/01/26 (a)	170,000	164,101
2.75%, 10/01/26 (a)	115,000	107,352
6.75%, 12/01/27 (a)	135,000	138,545
4.50%, 12/01/28 (a)	175,000	165,009
3.40%, 06/21/29 (a)	125,000	111,140
Brixmor Operating Partnership LP
4.13%, 06/15/26 (a)	145,000	141,384
3.90%, 03/15/27 (a)	50,000	48,063
2.25%, 04/01/28 (a)	10,000	8,924
4.13%, 05/15/29 (a)	100,000	94,493
Camden Property Trust
5.85%, 11/03/26 (a)	95,000	96,466
4.10%, 10/15/28 (a)	75,000	72,046
COPT Defense Properties LP
2.25%, 03/15/26 (a)	75,000	70,829
2.00%, 01/15/29 (a)	75,000	63,731
CubeSmart LP
4.00%, 11/15/25 (a)	50,000	48,881
3.13%, 09/01/26 (a)	50,000	47,655
2.25%, 12/15/28 (a)	100,000	88,160
4.38%, 02/15/29 (a)	50,000	47,968
Digital Realty Trust LP
3.70%, 08/15/27 (a)	175,000	167,088
5.55%, 01/15/28 (a)	140,000	141,309
4.45%, 07/15/28 (a)	100,000	96,983
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DOC DR LLC
4.30%, 03/15/27 (a)	90,000	88,106
3.95%, 01/15/28 (a)	50,000	47,836
EPR Properties
4.75%, 12/15/26 (a)	25,000	24,173
4.50%, 06/01/27 (a)	100,000	95,792
4.95%, 04/15/28 (a)	75,000	71,865
ERP Operating LP
3.25%, 08/01/27 (a)	125,000	118,481
3.50%, 03/01/28 (a)	125,000	118,575
4.15%, 12/01/28 (a)	50,000	48,304
Essex Portfolio LP
3.63%, 05/01/27 (a)	75,000	71,780
1.70%, 03/01/28 (a)	125,000	109,827
4.00%, 03/01/29 (a)	75,000	70,909
Extra Space Storage LP
3.50%, 07/01/26 (a)	100,000	96,249
3.88%, 12/15/27 (a)	75,000	71,583
5.70%, 04/01/28 (a)	95,000	96,073
3.90%, 04/01/29 (a)	55,000	51,809
Federal Realty OP LP
1.25%, 02/15/26 (a)	100,000	93,351
5.38%, 05/01/28 (a)	95,000	95,114
3.20%, 06/15/29 (a)	75,000	68,180
Healthcare Realty Holdings LP
3.50%, 08/01/26 (a)	100,000	95,795
3.75%, 07/01/27 (a)	75,000	71,054
Healthpeak OP LLC
3.25%, 07/15/26 (a)	50,000	47,923
1.35%, 02/01/27 (a)	95,000	86,140
2.13%, 12/01/28 (a)	75,000	66,157
Highwoods Realty LP
3.88%, 03/01/27 (a)	50,000	47,402
4.13%, 03/15/28 (a)	50,000	46,843
4.20%, 04/15/29 (a)	50,000	45,818
Host Hotels & Resorts LP
4.50%, 02/01/26 (a)	100,000	98,346
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	75,000	66,450
Kilroy Realty LP
4.38%, 10/01/25 (a)	65,000	63,713
4.75%, 12/15/28 (a)	75,000	70,978
Kimco Realty OP LLC
2.80%, 10/01/26 (a)	125,000	118,345
1.90%, 03/01/28 (a)	75,000	66,863
Kite Realty Group LP
4.00%, 10/01/26 (a)	70,000	67,781
LXP Industrial Trust
6.75%, 11/15/28 (a)	50,000	51,856
Mid-America Apartments LP
4.00%, 11/15/25 (a)	100,000	98,014
1.10%, 09/15/26 (a)	95,000	86,856
3.60%, 06/01/27 (a)	50,000	47,969
3.95%, 03/15/29 (a)	100,000	95,739
NNN REIT, Inc.
4.00%, 11/15/25 (a)	75,000	73,482
3.50%, 10/15/27 (a)	100,000	94,816
4.30%, 10/15/28 (a)	50,000	48,214
Omega Healthcare Investors, Inc.
5.25%, 01/15/26 (a)	100,000	99,077
4.50%, 04/01/27 (a)	125,000	121,094
4.75%, 01/15/28 (a)	75,000	72,680
Piedmont Operating Partnership LP
9.25%, 07/20/28 (a)	170,000	181,349
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Prologis LP
3.25%, 06/30/26 (a)	75,000	72,320
3.25%, 10/01/26 (a)	100,000	95,913
2.13%, 04/15/27 (a)	75,000	69,290
3.38%, 12/15/27 (a)	100,000	94,927
4.88%, 06/15/28 (a)	50,000	49,800
3.88%, 09/15/28 (a)	135,000	129,322
Public Storage Operating Co.
0.88%, 02/15/26 (a)	100,000	93,325
1.50%, 11/09/26 (a)	125,000	115,096
3.09%, 09/15/27 (a)	100,000	94,268
1.85%, 05/01/28 (a)	100,000	88,965
1.95%, 11/09/28 (a)	50,000	44,069
5.13%, 01/15/29 (a)	50,000	50,469
3.39%, 05/01/29 (a)	105,000	98,129
Realty Income Corp.
4.63%, 11/01/25 (a)	75,000	74,140
5.05%, 01/13/26 (a)	70,000	69,646
0.75%, 03/15/26 (a)	50,000	46,216
4.88%, 06/01/26 (a)	115,000	113,970
4.13%, 10/15/26 (a)	100,000	97,523
3.00%, 01/15/27 (a)	115,000	108,975
3.95%, 08/15/27 (a)	100,000	96,472
3.40%, 01/15/28 (a)	100,000	94,369
3.65%, 01/15/28 (a)	75,000	71,393
2.10%, 03/15/28 (a)	95,000	85,185
2.20%, 06/15/28 (a)	50,000	44,734
4.70%, 12/15/28 (a)	50,000	49,118
4.75%, 02/15/29 (a)	75,000	73,744
3.25%, 06/15/29 (a)	75,000	68,951
Regency Centers LP
3.60%, 02/01/27 (a)	125,000	120,001
Retail Opportunity Investments Partnership LP
6.75%, 10/15/28 (a)	50,000	51,770
Rexford Industrial Realty LP
5.00%, 06/15/28 (a)	65,000	64,384
Sabra Health Care LP
5.13%, 08/15/26 (a)	75,000	73,945
Simon Property Group LP
3.50%, 09/01/25 (a)	190,000	185,970
3.30%, 01/15/26 (a)	125,000	121,164
3.25%, 11/30/26 (a)	140,000	133,830
1.38%, 01/15/27 (a)	100,000	91,195
3.38%, 06/15/27 (a)	135,000	128,845
3.38%, 12/01/27 (a)	100,000	94,623
1.75%, 02/01/28 (a)	100,000	89,118
SITE Centers Corp.
4.25%, 02/01/26 (a)	75,000	74,218
4.70%, 06/01/27 (a)	50,000	49,719
Store Capital LLC
4.50%, 03/15/28 (a)	50,000	47,646
4.63%, 03/15/29 (a)	50,000	47,273
Sun Communities Operating LP
2.30%, 11/01/28 (a)	60,000	52,750
5.50%, 01/15/29 (a)	90,000	90,058
Tanger Properties LP
3.13%, 09/01/26 (a)	50,000	47,212
3.88%, 07/15/27 (a)	50,000	47,458
UDR, Inc.
2.95%, 09/01/26 (a)	75,000	71,140
3.50%, 07/01/27 (a)	100,000	94,798
Ventas Realty LP
4.13%, 01/15/26 (a)	100,000	97,787
3.25%, 10/15/26 (a)	75,000	71,314
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 03/01/28 (a)	100,000	95,458
4.40%, 01/15/29 (a)	160,000	153,925
Welltower OP LLC
4.25%, 04/01/26 (a)	100,000	98,012
2.70%, 02/15/27 (a)	75,000	70,717
4.25%, 04/15/28 (a)	125,000	120,954
2.05%, 01/15/29 (a)	75,000	65,549
4.13%, 03/15/29 (a)	100,000	95,623
WP Carey, Inc.
4.25%, 10/01/26 (a)	75,000	73,146
		11,210,347
		178,419,044

Industrial 48.6%
Basic Industry 1.9%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	70,000	66,690
1.85%, 05/15/27 (a)	105,000	96,470
4.60%, 02/08/29 (a)	125,000	123,774
Albemarle Corp.
4.65%, 06/01/27 (a)	100,000	98,414
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	179,916
ArcelorMittal SA
4.55%, 03/11/26	75,000	73,697
6.55%, 11/29/27 (a)	190,000	196,027
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	170,000	168,835
6.42%, 03/01/26	90,000	91,670
5.25%, 09/08/26	100,000	100,214
4.75%, 02/28/28 (a)	150,000	149,058
5.10%, 09/08/28 (a)	100,000	100,459
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (a)	50,000	45,924
6.17%, 07/15/27 (a)	315,000	319,804
6.35%, 11/15/28 (a)	190,000	195,250
Dow Chemical Co.
4.80%, 11/30/28 (a)	100,000	99,044
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	285,000	281,229
4.73%, 11/15/28 (a)	385,000	383,606
Eastman Chemical Co.
4.50%, 12/01/28 (a)	50,000	48,612
Ecolab, Inc.
2.70%, 11/01/26 (a)	100,000	94,722
1.65%, 02/01/27 (a)	120,000	110,468
3.25%, 12/01/27 (a)	75,000	70,823
5.25%, 01/15/28 (a)	65,000	65,658
EIDP, Inc.
1.70%, 07/15/25 (a)	100,000	96,259
4.50%, 05/15/26 (a)	50,000	49,336
FMC Corp.
5.15%, 05/18/26 (a)	40,000	39,747
3.20%, 10/01/26 (a)	120,000	113,867
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	90,000	89,116
4.13%, 03/01/28 (a)	75,000	72,031
4.38%, 08/01/28 (a)	50,000	48,325
Huntsman International LLC
4.50%, 05/01/29 (a)	125,000	118,502
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	60,000	57,955
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kinross Gold Corp.
4.50%, 07/15/27 (a)	75,000	72,879
Linde, Inc.
4.70%, 12/05/25 (a)	75,000	74,566
3.20%, 01/30/26 (a)	145,000	140,660
LYB International Finance II BV
3.50%, 03/02/27 (a)	100,000	95,848
LYB International Finance III LLC
1.25%, 10/01/25 (a)	95,000	89,944
Mosaic Co.
4.05%, 11/15/27 (a)	125,000	120,024
5.38%, 11/15/28 (a)	50,000	50,212
Newmont Corp./Newcrest Finance Pty. Ltd.
5.30%, 03/15/26 (c)	160,000	159,963
Nucor Corp.
4.30%, 05/23/27 (a)	130,000	127,270
Nutrien Ltd.
5.95%, 11/07/25	75,000	75,445
4.00%, 12/15/26 (a)	75,000	72,588
5.20%, 06/21/27 (a)	50,000	49,969
4.90%, 03/27/28 (a)	110,000	108,770
4.20%, 04/01/29 (a)	100,000	95,753
Packaging Corp. of America
3.40%, 12/15/27 (a)	75,000	70,935
PPG Industries, Inc.
1.20%, 03/15/26 (a)	130,000	121,121
3.75%, 03/15/28 (a)	100,000	95,660
Reliance, Inc.
1.30%, 08/15/25 (a)	50,000	47,616
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	100,000	107,917
RPM International, Inc.
3.75%, 03/15/27 (a)	75,000	71,971
4.55%, 03/01/29 (a)	50,000	48,360
Sherwin-Williams Co.
3.45%, 08/01/25 (a)	75,000	73,333
4.25%, 08/08/25	75,000	74,014
3.95%, 01/15/26 (a)	50,000	48,967
3.45%, 06/01/27 (a)	230,000	219,250
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	105,000	104,279
1.65%, 10/15/27 (a)	50,000	44,606
Suzano Austria GmbH
2.50%, 09/15/28 (a)	80,000	70,226
6.00%, 01/15/29 (a)	300,000	299,484
Suzano International Finance BV
5.50%, 01/17/27	75,000	74,548
Vale Overseas Ltd.
6.25%, 08/10/26	105,000	107,139
Westlake Corp.
3.60%, 08/15/26 (a)	125,000	120,314
Weyerhaeuser Co.
4.75%, 05/15/26	140,000	138,503
6.95%, 10/01/27	50,000	52,661
WRKCo, Inc.
4.65%, 03/15/26 (a)	125,000	123,259
4.00%, 03/15/28 (a)	100,000	95,777
3.90%, 06/01/28 (a)	100,000	95,255
4.90%, 03/15/29 (a)	125,000	124,290
		7,608,878
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Capital Goods 5.3%
3M Co.
3.00%, 08/07/25	100,000	97,446
2.88%, 10/15/27 (a)(d)	145,000	135,433
3.63%, 09/14/28 (a)	125,000	118,374
3.38%, 03/01/29 (a)	150,000	139,249
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	75,000	73,052
AGCO Corp.
5.45%, 03/21/27 (a)	75,000	75,187
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	50,000	47,366
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	145,000	140,042
4.50%, 05/15/28 (a)	100,000	97,167
Amphenol Corp.
4.75%, 03/30/26	50,000	49,600
5.05%, 04/05/27 (a)	75,000	74,974
5.05%, 04/05/29 (a)	75,000	75,250
4.35%, 06/01/29 (a)	100,000	97,011
Avery Dennison Corp.
4.88%, 12/06/28 (a)	75,000	73,941
Berry Global, Inc.
1.57%, 01/15/26 (a)	260,000	244,397
1.65%, 01/15/27 (a)	90,000	81,967
5.50%, 04/15/28 (a)	75,000	74,902
Boeing Co.
2.60%, 10/30/25 (a)	50,000	47,822
2.75%, 02/01/26 (a)	200,000	189,962
2.20%, 02/04/26 (a)	865,000	813,714
3.10%, 05/01/26 (a)	100,000	94,920
2.25%, 06/15/26 (a)	75,000	69,881
2.70%, 02/01/27 (a)	155,000	142,969
2.80%, 03/01/27 (a)	50,000	46,024
5.04%, 05/01/27 (a)	300,000	293,625
6.26%, 05/01/27 (a)(c)	210,000	211,550
3.25%, 02/01/28 (a)	170,000	155,734
3.25%, 03/01/28 (a)	70,000	63,837
3.45%, 11/01/28 (a)	50,000	45,303
3.20%, 03/01/29 (a)	150,000	133,206
6.30%, 05/01/29 (a)(c)	225,000	228,231
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	100,000	95,331
Carrier Global Corp.
2.49%, 02/15/27 (a)	150,000	140,494
Caterpillar Financial Services Corp.
5.15%, 08/11/25	100,000	99,846
3.65%, 08/12/25	175,000	171,908
0.80%, 11/13/25	210,000	198,022
4.80%, 01/06/26	190,000	189,105
5.05%, 02/27/26	150,000	150,019
0.90%, 03/02/26	175,000	163,275
4.35%, 05/15/26	75,000	74,023
1.15%, 09/14/26	100,000	91,919
1.70%, 01/08/27	100,000	92,375
4.50%, 01/08/27	75,000	74,258
5.00%, 05/14/27	75,000	75,115
3.60%, 08/12/27	115,000	110,707
1.10%, 09/14/27	75,000	66,895
4.85%, 02/27/29	150,000	150,178
CNH Industrial Capital LLC
5.45%, 10/14/25	75,000	74,983
1.88%, 01/15/26 (a)	75,000	71,025
1.45%, 07/15/26 (a)	100,000	92,479
4.55%, 04/10/28 (a)	100,000	97,855
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.50%, 01/12/29 (a)	75,000	75,814
5.10%, 04/20/29 (a)	100,000	99,692
CNH Industrial NV
3.85%, 11/15/27 (a)	50,000	47,909
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	200,044
Dover Corp.
3.15%, 11/15/25 (a)	75,000	72,704
Eaton Corp.
3.10%, 09/15/27 (a)	100,000	94,435
4.35%, 05/18/28 (a)	100,000	98,031
Emerson Electric Co.
0.88%, 10/15/26 (a)	150,000	136,908
2.00%, 12/21/28 (a)	190,000	168,705
Fortive Corp.
3.15%, 06/15/26 (a)	155,000	148,712
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	50,000	48,679
General Dynamics Corp.
1.15%, 06/01/26 (a)	130,000	120,886
2.13%, 08/15/26 (a)	50,000	47,078
3.50%, 04/01/27 (a)	125,000	120,391
2.63%, 11/15/27 (a)	50,000	46,506
3.75%, 05/15/28 (a)	175,000	168,471
HEICO Corp.
5.25%, 08/01/28 (a)	110,000	110,315
Hexcel Corp.
4.95%, 08/15/25 (a)	40,000	39,596
4.20%, 02/15/27 (a)	75,000	72,512
Honeywell International, Inc.
2.50%, 11/01/26 (a)	265,000	250,576
1.10%, 03/01/27 (a)	175,000	158,734
4.25%, 01/15/29 (a)	145,000	141,891
Howmet Aerospace, Inc.
5.90%, 02/01/27	120,000	121,600
6.75%, 01/15/28	75,000	78,210
3.00%, 01/15/29 (a)	100,000	90,922
Hubbell, Inc.
3.35%, 03/01/26 (a)	75,000	72,620
3.15%, 08/15/27 (a)	30,000	28,303
3.50%, 02/15/28 (a)	85,000	80,296
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	50,000	47,110
2.04%, 08/16/28 (a)	100,000	88,116
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	150,000	142,729
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	100,000	100,265
5.40%, 08/14/28 (a)	75,000	75,709
5.18%, 06/15/29 (a)	125,000	125,042
John Deere Capital Corp.
4.05%, 09/08/25	185,000	182,499
3.40%, 09/11/25	115,000	112,557
4.80%, 01/09/26	230,000	228,592
0.70%, 01/15/26	160,000	149,630
2.65%, 06/10/26	100,000	95,579
1.05%, 06/17/26	125,000	115,786
2.25%, 09/14/26	50,000	47,079
1.30%, 10/13/26	75,000	68,984
4.50%, 01/08/27	135,000	133,699
1.70%, 01/11/27	100,000	92,257
2.35%, 03/08/27	100,000	93,549
1.75%, 03/09/27	100,000	91,932
4.90%, 06/11/27	125,000	124,750
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.80%, 09/08/27	100,000	93,610
4.15%, 09/15/27	150,000	146,736
4.75%, 01/20/28	180,000	179,312
4.90%, 03/03/28	100,000	100,033
1.50%, 03/06/28	100,000	88,546
4.95%, 07/14/28	295,000	295,469
4.50%, 01/16/29	175,000	172,090
3.45%, 03/07/29	160,000	150,800
3.35%, 04/18/29	150,000	140,697
4.85%, 06/11/29	150,000	149,593
Johnson Controls International PLC
3.90%, 02/14/26 (a)	75,000	73,187
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	100,000	101,191
Kennametal, Inc.
4.63%, 06/15/28 (a)	50,000	48,835
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	100,000	96,717
5.40%, 01/15/27	200,000	200,860
4.40%, 06/15/28 (a)	260,000	252,588
5.05%, 06/01/29 (a)	125,000	124,187
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	95,000	87,186
4.40%, 03/15/29 (a)	75,000	68,611
Lennox International, Inc.
1.35%, 08/01/25 (a)	75,000	71,638
1.70%, 08/01/27 (a)	50,000	44,999
5.50%, 09/15/28 (a)	75,000	75,889
Lockheed Martin Corp.
4.95%, 10/15/25 (a)	50,000	49,866
3.55%, 01/15/26 (a)	125,000	121,991
5.10%, 11/15/27 (a)	150,000	151,108
4.45%, 05/15/28 (a)	100,000	98,503
4.50%, 02/15/29 (a)	100,000	98,505
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (a)	100,000	95,096
Masco Corp.
3.50%, 11/15/27 (a)	50,000	47,303
1.50%, 02/15/28 (a)	100,000	87,736
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	100,000	102,075
Nordson Corp.
5.60%, 09/15/28 (a)	60,000	60,790
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	100,000	95,453
3.25%, 01/15/28 (a)	250,000	235,507
4.60%, 02/01/29 (a)	140,000	137,483
nVent Finance SARL
4.55%, 04/15/28 (a)	75,000	72,986
Oshkosh Corp.
4.60%, 05/15/28 (a)	60,000	58,474
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	75,000	69,610
5.25%, 08/16/28 (a)	100,000	100,548
Owens Corning
3.40%, 08/15/26 (a)	60,000	57,554
5.50%, 06/15/27 (a)	50,000	50,459
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	100,000	95,459
4.25%, 09/15/27 (a)	195,000	190,148
3.25%, 06/14/29 (a)	100,000	91,834
Regal Rexnord Corp.
6.05%, 02/15/26	150,000	150,784
6.05%, 04/15/28 (a)	180,000	182,336
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Republic Services, Inc.
0.88%, 11/15/25 (a)	110,000	103,480
3.38%, 11/15/27 (a)	150,000	142,401
3.95%, 05/15/28 (a)	125,000	120,219
4.88%, 04/01/29 (a)	100,000	99,242
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	75,000	70,881
RTX Corp.
3.95%, 08/16/25 (a)	240,000	235,987
2.65%, 11/01/26 (a)	100,000	94,474
5.75%, 11/08/26 (a)	240,000	242,652
3.50%, 03/15/27 (a)	215,000	206,226
3.13%, 05/04/27 (a)	150,000	142,257
7.20%, 08/15/27	25,000	26,602
4.13%, 11/16/28 (a)	500,000	481,610
5.75%, 01/15/29 (a)	125,000	128,355
Snap-on, Inc.
3.25%, 03/01/27 (a)	50,000	48,023
Sonoco Products Co.
2.25%, 02/01/27 (a)	45,000	41,647
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	75,000	72,691
6.27%, 03/06/26 (a)	75,000	74,990
6.00%, 03/06/28 (a)	50,000	51,575
4.25%, 11/15/28 (a)	75,000	72,364
Teledyne Technologies, Inc.
1.60%, 04/01/26 (a)	75,000	70,178
2.25%, 04/01/28 (a)	100,000	89,929
Textron, Inc.
4.00%, 03/15/26 (a)	60,000	58,641
3.65%, 03/15/27 (a)	65,000	62,369
3.38%, 03/01/28 (a)	50,000	46,972
Timken Co.
4.50%, 12/15/28 (a)	50,000	48,539
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (a)	50,000	48,452
3.80%, 03/21/29 (a)	125,000	118,759
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (a)	100,000	95,315
Veralto Corp.
5.50%, 09/18/26 (a)(c)	110,000	110,025
5.35%, 09/18/28 (a)(c)	105,000	105,457
Vontier Corp.
1.80%, 04/01/26 (a)	81,000	75,784
2.40%, 04/01/28 (a)	75,000	66,527
Vulcan Materials Co.
3.90%, 04/01/27 (a)	60,000	58,085
Waste Connections, Inc.
4.25%, 12/01/28 (a)	80,000	77,311
3.50%, 05/01/29 (a)	75,000	70,152
Waste Management, Inc.
0.75%, 11/15/25 (a)	135,000	126,905
4.95%, 07/03/27 (a)	125,000	124,841
3.15%, 11/15/27 (a)	125,000	118,021
1.15%, 03/15/28 (a)	100,000	87,313
4.88%, 02/15/29 (a)	50,000	49,884
2.00%, 06/01/29 (a)	75,000	65,548
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	125,000	119,601
4.70%, 09/15/28 (a)(g)	235,000	230,476
Xylem, Inc.
3.25%, 11/01/26 (a)	75,000	71,751
1.95%, 01/30/28 (a)	100,000	89,881
		21,575,126
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Communications 5.7%
America Movil SAB de CV
3.63%, 04/22/29 (a)	200,000	186,846
American Tower Corp.
1.30%, 09/15/25 (a)	75,000	71,294
4.40%, 02/15/26 (a)	100,000	98,274
1.60%, 04/15/26 (a)	100,000	93,373
1.45%, 09/15/26 (a)	100,000	91,750
3.38%, 10/15/26 (a)	150,000	143,358
2.75%, 01/15/27 (a)	140,000	131,410
3.13%, 01/15/27 (a)	75,000	71,111
3.65%, 03/15/27 (a)	50,000	47,909
3.55%, 07/15/27 (a)	150,000	142,419
3.60%, 01/15/28 (a)	125,000	118,057
1.50%, 01/31/28 (a)	110,000	96,422
5.50%, 03/15/28 (a)	100,000	100,612
5.25%, 07/15/28 (a)	120,000	119,878
5.80%, 11/15/28 (a)	150,000	153,019
5.20%, 02/15/29 (a)	120,000	119,634
3.95%, 03/15/29 (a)	50,000	47,231
AT&T, Inc.
3.88%, 01/15/26 (a)	65,000	63,486
5.54%, 02/20/26 (a)	300,000	300,033
1.70%, 03/25/26 (a)	475,000	445,973
2.95%, 07/15/26 (a)	50,000	47,714
3.80%, 02/15/27 (a)	100,000	96,637
4.25%, 03/01/27 (a)	245,000	239,424
2.30%, 06/01/27 (a)	370,000	342,376
1.65%, 02/01/28 (a)	340,000	302,070
4.10%, 02/15/28 (a)	260,000	251,038
4.35%, 03/01/29 (a)	475,000	460,565
British Telecommunications PLC
5.13%, 12/04/28 (a)	200,000	199,484
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (a)	153,000	151,716
6.15%, 11/10/26 (a)	200,000	201,922
3.75%, 02/15/28 (a)	175,000	162,799
4.20%, 03/15/28 (a)	185,000	174,921
2.25%, 01/15/29 (a)	150,000	128,334
5.05%, 03/30/29 (a)	225,000	216,472
6.10%, 06/01/29 (a)	250,000	250,995
Comcast Corp.
3.38%, 08/15/25 (a)	225,000	220,493
3.95%, 10/15/25 (a)	450,000	442,984
5.25%, 11/07/25	95,000	94,953
3.15%, 03/01/26 (a)	350,000	338,429
2.35%, 01/15/27 (a)	245,000	229,514
3.30%, 02/01/27 (a)	220,000	210,921
3.30%, 04/01/27 (a)	150,000	143,479
5.35%, 11/15/27 (a)	125,000	126,416
3.15%, 02/15/28 (a)	250,000	234,990
3.55%, 05/01/28 (a)	150,000	142,533
4.15%, 10/15/28 (a)	600,000	581,142
4.55%, 01/15/29 (a)	150,000	147,750
5.10%, 06/01/29 (a)	125,000	125,825
Crown Castle, Inc.
1.35%, 07/15/25 (a)	115,000	110,073
4.45%, 02/15/26 (a)	175,000	171,976
3.70%, 06/15/26 (a)	60,000	58,027
1.05%, 07/15/26 (a)	160,000	146,504
4.00%, 03/01/27 (a)	100,000	96,693
2.90%, 03/15/27 (a)(d)	150,000	140,835
3.65%, 09/01/27 (a)	150,000	142,675
5.00%, 01/11/28 (a)	195,000	192,703
3.80%, 02/15/28 (a)	150,000	142,212
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 02/15/29 (a)	130,000	124,211
5.60%, 06/01/29 (a)	125,000	126,114
Discovery Communications LLC
4.90%, 03/11/26 (a)	100,000	98,560
3.95%, 03/20/28 (a)	275,000	257,224
4.13%, 05/15/29 (a)	145,000	133,965
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	75,000	74,496
Fox Corp.
4.71%, 01/25/29 (a)	300,000	294,789
Interpublic Group of Cos., Inc.
4.65%, 10/01/28 (a)	75,000	73,374
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	400,000	384,372
4.60%, 05/15/28 (a)	250,000	249,127
Netflix, Inc.
4.38%, 11/15/26	170,000	167,011
4.88%, 04/15/28	260,000	258,565
5.88%, 11/15/28	320,000	329,930
6.38%, 05/15/29	125,000	131,771
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	225,000	217,800
Paramount Global
4.00%, 01/15/26 (a)	50,000	48,390
2.90%, 01/15/27 (a)	105,000	96,947
3.38%, 02/15/28 (a)	85,000	76,067
3.70%, 06/01/28 (a)	100,000	90,280
4.20%, 06/01/29 (a)	100,000	89,269
Rogers Communications, Inc.
3.63%, 12/15/25 (a)	125,000	121,609
2.90%, 11/15/26 (a)	75,000	70,898
3.20%, 03/15/27 (a)	200,000	189,840
5.00%, 02/15/29 (a)	220,000	217,373
Sprint Capital Corp.
6.88%, 11/15/28	385,000	408,285
Sprint LLC
7.63%, 03/01/26 (a)	245,000	251,782
Take-Two Interactive Software, Inc.
5.00%, 03/28/26	100,000	99,366
3.70%, 04/14/27 (a)	100,000	96,222
4.95%, 03/28/28 (a)	100,000	99,134
5.40%, 06/12/29 (a)	50,000	50,312
TCI Communications, Inc.
7.88%, 02/15/26	85,000	88,530
7.13%, 02/15/28	65,000	69,545
Telefonica Emisiones SA
4.10%, 03/08/27	200,000	194,238
TELUS Corp.
2.80%, 02/16/27 (a)	40,000	37,604
3.70%, 09/15/27 (a)	120,000	114,662
T-Mobile USA, Inc.
1.50%, 02/15/26 (a)	180,000	169,018
2.25%, 02/15/26 (a)	275,000	261,453
2.63%, 04/15/26 (a)	210,000	199,901
3.75%, 04/15/27 (a)	620,000	596,124
5.38%, 04/15/27 (a)	75,000	74,855
4.75%, 02/01/28 (a)	265,000	261,099
2.05%, 02/15/28 (a)	200,000	179,652
4.95%, 03/15/28 (a)	150,000	149,053
4.80%, 07/15/28 (a)	170,000	167,770
4.85%, 01/15/29 (a)	175,000	172,886
2.63%, 02/15/29 (a)	180,000	161,453
2.40%, 03/15/29 (a)	75,000	66,416
3.38%, 04/15/29 (a)	375,000	346,451
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	100,000	97,483
3.00%, 02/13/26	155,000	149,590
1.85%, 07/30/26	180,000	168,356
2.95%, 06/15/27	180,000	170,154
Verizon Communications, Inc.
0.85%, 11/20/25 (a)	200,000	188,070
1.45%, 03/20/26 (a)	300,000	281,055
2.63%, 08/15/26	285,000	270,320
4.13%, 03/16/27	475,000	463,144
3.00%, 03/22/27 (a)	180,000	170,384
2.10%, 03/22/28 (a)	475,000	427,391
4.33%, 09/21/28	640,000	622,496
3.88%, 02/08/29 (a)	150,000	142,611
Vodafone Group PLC
4.38%, 05/30/28	155,000	151,841
Walt Disney Co.
3.70%, 10/15/25 (a)	110,000	107,921
1.75%, 01/13/26	175,000	166,091
3.38%, 11/15/26 (a)	95,000	91,392
3.70%, 03/23/27	100,000	96,919
2.20%, 01/13/28	175,000	160,123
Warnermedia Holdings, Inc.
6.41%, 03/15/26 (a)	220,000	219,980
3.76%, 03/15/27 (a)	615,000	583,469
4.05%, 03/15/29 (a)	240,000	221,724
		23,297,990
Consumer Cyclical 8.7%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	375,000	354,191
Amazon.com, Inc.
4.60%, 12/01/25	195,000	193,764
5.20%, 12/03/25 (a)	135,000	135,244
1.00%, 05/12/26 (a)	450,000	418,635
3.30%, 04/13/27 (a)	340,000	326,162
1.20%, 06/03/27 (a)	210,000	189,689
3.15%, 08/22/27 (a)	550,000	522,571
4.55%, 12/01/27 (a)	300,000	297,930
1.65%, 05/12/28 (a)	385,000	343,035
3.45%, 04/13/29 (a)(d)	200,000	189,882
American Honda Finance Corp.
1.20%, 07/08/25	75,000	71,876
1.00%, 09/10/25	140,000	132,903
5.80%, 10/03/25	175,000	175,906
4.95%, 01/09/26	150,000	149,269
5.25%, 07/07/26	170,000	170,396
1.30%, 09/09/26	140,000	128,961
2.30%, 09/09/26	75,000	70,592
2.35%, 01/08/27	115,000	107,620
4.90%, 03/12/27	130,000	129,580
4.70%, 01/12/28	75,000	74,318
3.50%, 02/15/28	100,000	95,118
2.00%, 03/24/28	100,000	89,948
5.13%, 07/07/28	125,000	125,596
5.65%, 11/15/28	125,000	128,151
2.25%, 01/12/29	100,000	88,941
4.90%, 03/13/29	125,000	124,547
Aptiv PLC
4.35%, 03/15/29 (a)	65,000	62,817
AutoNation, Inc.
4.50%, 10/01/25 (a)	60,000	59,053
3.80%, 11/15/27 (a)	50,000	47,092
1.95%, 08/01/28 (a)	75,000	65,059
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AutoZone, Inc.
3.13%, 04/21/26 (a)	115,000	110,535
3.75%, 06/01/27 (a)	100,000	96,198
4.50%, 02/01/28 (a)	95,000	92,934
6.25%, 11/01/28 (a)	100,000	104,392
3.75%, 04/18/29 (a)	75,000	70,655
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	75,000	73,112
Block Financial LLC
5.25%, 10/01/25 (a)	75,000	74,448
2.50%, 07/15/28 (a)	75,000	67,249
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	185,000	179,955
3.55%, 03/15/28 (a)	75,000	71,373
BorgWarner, Inc.
2.65%, 07/01/27 (a)	190,000	176,345
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	98,909
5.50%, 04/01/29 (a)	75,000	75,371
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	100,000	95,660
1.38%, 06/20/27 (a)	245,000	222,641
Cummins, Inc.
0.75%, 09/01/25 (a)	90,000	85,504
4.90%, 02/20/29 (a)	90,000	89,927
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	75,000	72,095
Dollar General Corp.
4.15%, 11/01/25 (a)	100,000	98,116
3.88%, 04/15/27 (a)	100,000	96,202
4.13%, 05/01/28 (a)	100,000	96,343
5.20%, 07/05/28 (a)	100,000	99,803
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	205,000	196,905
DR Horton, Inc.
2.60%, 10/15/25 (a)	65,000	62,652
1.30%, 10/15/26 (a)	100,000	91,530
1.40%, 10/15/27 (a)	115,000	102,431
eBay, Inc.
1.40%, 05/10/26 (a)	125,000	116,306
3.60%, 06/05/27 (a)	180,000	172,832
5.95%, 11/22/27 (a)	75,000	77,269
Expedia Group, Inc.
5.00%, 02/15/26 (a)	125,000	124,064
4.63%, 08/01/27 (a)	160,000	157,128
3.80%, 02/15/28 (a)	100,000	95,240
Ford Motor Co.
4.35%, 12/08/26 (a)	225,000	218,581
6.63%, 10/01/28	75,000	77,954
Ford Motor Credit Co. LLC
4.13%, 08/04/25	270,000	264,986
3.38%, 11/13/25 (a)	330,000	319,423
4.39%, 01/08/26	200,000	195,776
6.95%, 03/06/26 (a)	205,000	208,436
6.95%, 06/10/26 (a)	200,000	203,862
4.54%, 08/01/26 (a)	200,000	194,818
2.70%, 08/10/26 (a)	200,000	187,940
4.27%, 01/09/27 (a)	200,000	192,760
5.80%, 03/05/27 (a)	200,000	200,116
5.85%, 05/17/27 (a)	290,000	290,313
4.95%, 05/28/27 (a)	210,000	205,143
4.13%, 08/17/27 (a)	200,000	190,148
7.35%, 11/04/27 (a)	200,000	208,568
2.90%, 02/16/28 (a)	200,000	181,010
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.80%, 05/12/28 (a)	225,000	232,013
6.80%, 11/07/28 (a)	225,000	232,684
2.90%, 02/10/29 (a)	200,000	176,502
5.80%, 03/08/29 (a)	200,000	199,448
5.11%, 05/03/29 (a)	250,000	241,740
General Motors Co.
6.13%, 10/01/25 (a)	325,000	326,700
4.20%, 10/01/27 (a)	100,000	96,394
6.80%, 10/01/27 (a)	150,000	155,818
5.00%, 10/01/28 (a)	125,000	123,906
General Motors Financial Co., Inc.
4.30%, 07/13/25 (a)	125,000	123,337
6.05%, 10/10/25	175,000	175,759
1.25%, 01/08/26 (a)	225,000	210,773
5.25%, 03/01/26 (a)	225,000	223,807
5.40%, 04/06/26	210,000	209,618
1.50%, 06/10/26 (a)	225,000	208,460
4.00%, 10/06/26 (a)	125,000	121,094
4.35%, 01/17/27 (a)	200,000	194,880
2.35%, 02/26/27 (a)	150,000	138,796
5.00%, 04/09/27 (a)	245,000	242,606
5.40%, 05/08/27	175,000	174,981
5.35%, 07/15/27	100,000	99,759
2.70%, 08/20/27 (a)	125,000	115,410
3.85%, 01/05/28 (a)	95,000	90,173
6.00%, 01/09/28 (a)	150,000	152,595
2.40%, 04/10/28 (a)	175,000	157,019
5.80%, 06/23/28 (a)	240,000	242,870
2.40%, 10/15/28 (a)	210,000	185,745
5.80%, 01/07/29 (a)	200,000	201,976
5.65%, 01/17/29 (a)	75,000	75,440
4.30%, 04/06/29 (a)	150,000	142,549
Genuine Parts Co.
6.50%, 11/01/28 (a)	75,000	78,695
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/26 (a)	175,000	173,714
5.75%, 06/01/28 (a)	75,000	75,224
5.30%, 01/15/29 (a)	100,000	98,603
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	90,000	88,034
Home Depot, Inc.
3.35%, 09/15/25 (a)	195,000	190,687
4.00%, 09/15/25 (a)	125,000	123,204
5.10%, 12/24/25	150,000	149,898
3.00%, 04/01/26 (a)	240,000	231,444
5.15%, 06/25/26	250,000	250,265
2.13%, 09/15/26 (a)	195,000	183,263
4.95%, 09/30/26 (a)	100,000	99,864
2.50%, 04/15/27 (a)	125,000	117,116
2.88%, 04/15/27 (a)	165,000	156,321
4.88%, 06/25/27 (a)	100,000	99,846
2.80%, 09/14/27 (a)	180,000	168,671
0.90%, 03/15/28 (a)	50,000	43,538
1.50%, 09/15/28 (a)	160,000	140,411
3.90%, 12/06/28 (a)	175,000	169,143
4.90%, 04/15/29 (a)	100,000	100,220
2.95%, 06/15/29 (a)	250,000	229,197
4.75%, 06/25/29 (a)	200,000	198,924
Honda Motor Co. Ltd.
2.53%, 03/10/27 (a)	150,000	140,620
Hyatt Hotels Corp.
4.85%, 03/15/26 (a)	50,000	49,456
5.75%, 01/30/27 (a)	100,000	100,938
4.38%, 09/15/28 (a)	75,000	72,505
5.25%, 06/30/29 (a)	75,000	74,420
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
JD.com, Inc.
3.88%, 04/29/26	200,000	194,800
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	50,000	52,694
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	215,000	205,310
5.90%, 06/01/27 (a)	155,000	155,837
Lear Corp.
3.80%, 09/15/27 (a)	100,000	95,524
4.25%, 05/15/29 (a)	80,000	76,303
Lennar Corp.
5.25%, 06/01/26 (a)	55,000	54,887
5.00%, 06/15/27 (a)	50,000	49,788
4.75%, 11/29/27 (a)	125,000	123,282
LKQ Corp.
5.75%, 06/15/28 (a)	100,000	101,019
Lowe's Cos., Inc.
4.40%, 09/08/25	160,000	157,958
3.38%, 09/15/25 (a)	100,000	97,578
4.80%, 04/01/26 (a)	150,000	148,792
2.50%, 04/15/26 (a)	225,000	214,407
3.35%, 04/01/27 (a)	125,000	119,346
3.10%, 05/03/27 (a)	225,000	213,091
1.30%, 04/15/28 (a)	150,000	130,932
1.70%, 09/15/28 (a)	210,000	183,565
3.65%, 04/05/29 (a)	225,000	211,808
Magna International, Inc.
4.15%, 10/01/25 (a)	120,000	118,102
5.98%, 03/21/26 (a)	50,000	50,013
5.05%, 03/14/29 (a)	75,000	74,964
Marriott International, Inc.
3.75%, 10/01/25 (a)	100,000	97,919
3.13%, 06/15/26 (a)	100,000	95,994
5.00%, 10/15/27 (a)	185,000	184,584
4.00%, 04/15/28 (a)	115,000	110,504
5.55%, 10/15/28 (a)	100,000	101,423
4.65%, 12/01/28 (a)	50,000	49,031
4.90%, 04/15/29 (a)	100,000	99,005
4.88%, 05/15/29 (a)	100,000	98,766
McDonald's Corp.
3.30%, 07/01/25 (a)	125,000	122,474
1.45%, 09/01/25 (a)	50,000	47,853
3.70%, 01/30/26 (a)	275,000	268,796
3.50%, 03/01/27 (a)	135,000	129,624
3.50%, 07/01/27 (a)	185,000	177,308
3.80%, 04/01/28 (a)	175,000	168,072
4.80%, 08/14/28 (a)	100,000	99,415
5.00%, 05/17/29 (a)	75,000	74,966
Meritage Homes Corp.
5.13%, 06/06/27 (a)	45,000	44,392
NIKE, Inc.
2.38%, 11/01/26 (a)	150,000	141,450
2.75%, 03/27/27 (a)	150,000	142,107
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	100,000	96,931
5.75%, 11/20/26 (a)	75,000	75,758
3.60%, 09/01/27 (a)	100,000	95,376
4.35%, 06/01/28 (a)	100,000	97,332
3.90%, 06/01/29 (a)	100,000	94,597
PACCAR Financial Corp.
3.55%, 08/11/25	140,000	137,488
4.95%, 10/03/25	75,000	74,733
4.45%, 03/30/26	75,000	74,301
1.10%, 05/11/26	50,000	46,517
5.20%, 11/09/26	75,000	75,245
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 02/04/27	95,000	88,165
4.60%, 01/10/28	50,000	49,550
4.95%, 08/10/28	50,000	50,114
4.60%, 01/31/29	100,000	98,935
PulteGroup, Inc.
5.00%, 01/15/27 (a)	25,000	24,828
PVH Corp.
4.63%, 07/10/25 (a)(c)	95,000	93,986
Ralph Lauren Corp.
3.75%, 09/15/25 (a)	85,000	83,324
Ross Stores, Inc.
0.88%, 04/15/26 (a)	90,000	83,260
Sands China Ltd.
5.13%, 08/08/25 (a)(e)	200,000	198,456
4.05%, 01/08/26 (a)(e)	200,000	193,740
5.40%, 08/08/28 (a)(e)	420,000	411,503
Starbucks Corp.
3.80%, 08/15/25 (a)	240,000	235,970
4.75%, 02/15/26	160,000	158,917
4.85%, 02/08/27 (a)	150,000	149,272
2.00%, 03/12/27 (a)	75,000	69,232
3.50%, 03/01/28 (a)	100,000	94,899
4.00%, 11/15/28 (a)	160,000	154,187
Tapestry, Inc.
7.05%, 11/27/25	75,000	76,283
7.00%, 11/27/26	130,000	133,659
4.13%, 07/15/27 (a)	80,000	76,736
7.35%, 11/27/28 (a)	170,000	176,477
Target Corp.
2.50%, 04/15/26	150,000	143,709
1.95%, 01/15/27 (a)	130,000	121,064
3.38%, 04/15/29 (a)	160,000	150,501
TJX Cos., Inc.
2.25%, 09/15/26 (a)	175,000	164,908
1.15%, 05/15/28 (a)	75,000	65,404
Toll Brothers Finance Corp.
4.88%, 11/15/25 (a)	75,000	74,216
4.88%, 03/15/27 (a)	75,000	73,956
4.35%, 02/15/28 (a)	55,000	53,139
Toyota Motor Corp.
1.34%, 03/25/26 (a)	205,000	192,239
5.28%, 07/13/26 (a)	120,000	120,427
5.12%, 07/13/28 (a)	75,000	75,572
Toyota Motor Credit Corp.
3.65%, 08/18/25	160,000	157,133
0.80%, 10/16/25	200,000	189,084
5.40%, 11/10/25	120,000	120,275
0.80%, 01/09/26	150,000	140,596
5.20%, 05/15/26	100,000	100,162
4.45%, 05/18/26	265,000	261,778
1.13%, 06/18/26	205,000	189,883
5.00%, 08/14/26	100,000	99,795
5.40%, 11/20/26	150,000	151,101
3.20%, 01/11/27	50,000	47,878
1.90%, 01/13/27	150,000	138,825
5.00%, 03/19/27	80,000	80,014
3.05%, 03/22/27	265,000	251,822
1.15%, 08/13/27	125,000	111,580
4.55%, 09/20/27	160,000	158,082
5.45%, 11/10/27	100,000	101,493
3.05%, 01/11/28	75,000	70,466
4.63%, 01/12/28	150,000	148,653
1.90%, 04/06/28	150,000	134,710
5.25%, 09/11/28	125,000	126,494
4.65%, 01/05/29	125,000	123,537
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.65%, 01/08/29	100,000	94,995
5.05%, 05/16/29	150,000	150,580
4.45%, 06/29/29	150,000	147,112
UL Solutions, Inc.
6.50%, 10/20/28 (a)(c)	50,000	52,126
VF Corp.
2.80%, 04/23/27 (a)	75,000	68,528
VICI Properties LP
4.75%, 02/15/28 (a)	185,000	180,651
Walmart, Inc.
3.90%, 09/09/25	345,000	340,291
3.05%, 07/08/26 (a)	125,000	120,801
1.05%, 09/17/26 (a)	225,000	207,457
3.95%, 09/09/27 (a)	160,000	156,362
3.90%, 04/15/28 (a)	150,000	146,254
3.70%, 06/26/28 (a)	245,000	237,755
1.50%, 09/22/28 (a)	220,000	194,460
		35,619,199
Consumer Non-Cyclical 12.0%
Abbott Laboratories
3.88%, 09/15/25 (a)	70,000	69,087
3.75%, 11/30/26 (a)	275,000	268,364
1.15%, 01/30/28 (a)	115,000	102,013
AbbVie, Inc.
3.20%, 05/14/26 (a)	300,000	289,824
2.95%, 11/21/26 (a)	655,000	624,274
4.80%, 03/15/27 (a)	380,000	378,400
4.25%, 11/14/28 (a)	280,000	273,375
4.80%, 03/15/29 (a)	410,000	407,761
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	75,000	71,384
Ahold Finance USA LLC
6.88%, 05/01/29	85,000	91,076
Altria Group, Inc.
4.40%, 02/14/26 (a)	185,000	182,055
2.63%, 09/16/26 (a)	75,000	70,730
6.20%, 11/01/28 (a)	90,000	93,368
4.80%, 02/14/29 (a)	275,000	270,614
Amgen, Inc.
5.51%, 03/02/26 (a)	200,000	200,036
2.60%, 08/19/26 (a)	200,000	189,528
2.20%, 02/21/27 (a)	340,000	315,500
3.20%, 11/02/27 (a)	150,000	141,411
5.15%, 03/02/28 (a)	550,000	550,110
1.65%, 08/15/28 (a)	220,000	192,564
3.00%, 02/22/29 (a)	100,000	91,959
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	150,000	146,475
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	200,000	194,406
4.75%, 01/23/29 (a)	750,000	745,920
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	175,000	165,902
Astrazeneca Finance LLC
1.20%, 05/28/26 (a)	200,000	185,724
4.80%, 02/26/27 (a)	200,000	198,926
4.88%, 03/03/28 (a)	220,000	219,762
1.75%, 05/28/28 (a)	200,000	177,430
4.85%, 02/26/29 (a)	150,000	149,767
AstraZeneca PLC
3.38%, 11/16/25	300,000	292,680
0.70%, 04/08/26 (a)	160,000	148,205
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 06/12/27 (a)	125,000	118,866
4.00%, 01/17/29 (a)	150,000	144,598
BAT Capital Corp.
3.22%, 09/06/26 (a)	150,000	143,242
4.70%, 04/02/27 (a)	160,000	157,554
3.56%, 08/15/27 (a)	410,000	389,516
2.26%, 03/25/28 (a)	200,000	179,242
BAT International Finance PLC
1.67%, 03/25/26 (a)	225,000	210,922
4.45%, 03/16/28 (a)	215,000	208,223
5.93%, 02/02/29 (a)	175,000	179,230
Baxter International, Inc.
2.60%, 08/15/26 (a)	75,000	70,880
1.92%, 02/01/27 (a)	250,000	229,190
2.27%, 12/01/28 (a)	200,000	176,228
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	300,000	288,852
4.69%, 02/13/28 (a)	125,000	123,258
4.87%, 02/08/29 (a)	100,000	99,251
5.08%, 06/07/29 (a)	100,000	99,947
Biogen, Inc.
4.05%, 09/15/25 (a)	285,000	280,067
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27 (a)	90,000	85,269
Boston Scientific Corp.
4.00%, 03/01/28 (a)	50,000	48,481
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (a)	150,000	141,240
4.95%, 02/20/26	150,000	149,568
3.20%, 06/15/26 (a)	325,000	313,394
4.90%, 02/22/27 (a)	150,000	149,676
1.13%, 11/13/27 (a)	150,000	132,418
3.45%, 11/15/27 (a)	125,000	119,334
3.90%, 02/20/28 (a)	200,000	193,202
4.90%, 02/22/29 (a)	290,000	289,469
Brunswick Corp.
5.85%, 03/18/29 (a)	70,000	70,067
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (a)	125,000	119,620
3.25%, 08/15/26 (a)	125,000	119,663
3.75%, 09/25/27 (a)	50,000	47,793
Campbell Soup Co.
5.30%, 03/20/26	75,000	74,857
5.20%, 03/19/27	95,000	95,193
4.15%, 03/15/28 (a)	150,000	145,381
5.20%, 03/21/29 (a)	85,000	85,173
Cardinal Health, Inc.
3.75%, 09/15/25 (a)	100,000	97,940
3.41%, 06/15/27 (a)	150,000	142,914
5.13%, 02/15/29 (a)	115,000	114,779
Cencora, Inc.
3.45%, 12/15/27 (a)	125,000	118,334
CHRISTUS Health
4.34%, 07/01/28 (a)	50,000	48,762
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	75,000	71,234
Cigna Group
4.13%, 11/15/25 (a)	90,000	88,534
4.50%, 02/25/26 (a)	200,000	197,200
1.25%, 03/15/26 (a)	120,000	112,111
5.69%, 03/15/26 (a)	100,000	99,953
3.40%, 03/01/27 (a)	250,000	239,050
3.05%, 10/15/27 (a)	100,000	93,903
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 10/15/28 (a)	595,000	578,007
5.00%, 05/15/29 (a)	185,000	184,327
Clorox Co.
3.10%, 10/01/27 (a)	50,000	47,073
3.90%, 05/15/28 (a)	100,000	96,135
4.40%, 05/01/29 (a)	75,000	73,037
Coca-Cola Co.
3.38%, 03/25/27	175,000	169,036
2.90%, 05/25/27	75,000	71,165
1.45%, 06/01/27	220,000	201,093
1.50%, 03/05/28	125,000	111,884
1.00%, 03/15/28	210,000	184,393
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	70,000	68,473
5.25%, 06/01/29 (a)	100,000	100,465
Colgate-Palmolive Co.
3.10%, 08/15/25	170,000	166,336
3.10%, 08/15/27 (a)	75,000	71,451
4.60%, 03/01/28 (a)	40,000	39,965
CommonSpirit Health
1.55%, 10/01/25 (a)	100,000	95,056
6.07%, 11/01/27 (a)	50,000	51,184
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	175,000	172,933
5.30%, 10/01/26	50,000	49,979
1.38%, 11/01/27 (a)	135,000	118,992
7.00%, 10/01/28	75,000	79,837
4.85%, 11/01/28 (a)	200,000	196,662
Conopco, Inc.
7.25%, 12/15/26	45,000	47,431
Constellation Brands, Inc.
4.40%, 11/15/25 (a)	75,000	74,009
4.75%, 12/01/25	75,000	74,242
5.00%, 02/02/26 (a)	75,000	74,827
3.70%, 12/06/26 (a)	50,000	48,321
3.50%, 05/09/27 (a)	75,000	71,613
4.35%, 05/09/27 (a)	110,000	107,429
3.60%, 02/15/28 (a)	125,000	118,503
4.65%, 11/15/28 (a)	75,000	73,453
4.80%, 01/15/29 (a)	75,000	74,000
CVS Health Corp.
3.88%, 07/20/25 (a)	485,000	476,309
5.00%, 02/20/26 (a)	275,000	272,992
2.88%, 06/01/26 (a)	275,000	262,050
3.00%, 08/15/26 (a)	100,000	95,299
3.63%, 04/01/27 (a)	125,000	119,939
6.25%, 06/01/27	75,000	77,060
1.30%, 08/21/27 (a)	370,000	327,894
4.30%, 03/25/28 (a)	750,000	724,365
5.00%, 01/30/29 (a)	150,000	148,600
5.40%, 06/01/29 (a)	175,000	175,252
Danaher Corp.
3.35%, 09/15/25 (a)	70,000	68,526
Diageo Capital PLC
1.38%, 09/29/25 (a)	200,000	190,426
5.38%, 10/05/26 (a)	200,000	201,128
5.30%, 10/24/27 (a)	200,000	201,858
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	96,713
Eli Lilly & Co.
5.00%, 02/27/26 (a)	155,000	154,878
4.50%, 02/09/27 (a)	150,000	148,767
5.50%, 03/15/27	100,000	101,827
3.10%, 05/15/27 (a)	75,000	71,639
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 02/09/29 (a)	185,000	183,496
3.38%, 03/15/29 (a)	150,000	141,859
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	75,000	71,664
4.38%, 05/15/28 (a)	125,000	122,528
Flowers Foods, Inc.
3.50%, 10/01/26 (a)	75,000	72,081
GE HealthCare Technologies, Inc.
5.60%, 11/15/25 (a)	200,000	200,200
5.65%, 11/15/27 (a)	275,000	278,833
General Mills, Inc.
5.24%, 11/18/25 (a)	100,000	99,723
4.70%, 01/30/27 (a)	100,000	98,821
3.20%, 02/10/27 (a)	100,000	95,321
4.20%, 04/17/28 (a)	220,000	213,154
5.50%, 10/17/28 (a)	95,000	96,385
Gilead Sciences, Inc.
3.65%, 03/01/26 (a)	400,000	389,060
2.95%, 03/01/27 (a)	200,000	189,894
1.20%, 10/01/27 (a)	125,000	110,859
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	150,000	140,505
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	275,000	265,606
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	238,615
3.38%, 03/24/29 (a)	250,000	232,230
Hasbro, Inc.
3.55%, 11/19/26 (a)	100,000	95,512
3.50%, 09/15/27 (a)	75,000	70,742
HCA, Inc.
5.88%, 02/15/26 (a)	235,000	235,449
5.25%, 06/15/26 (a)	225,000	224,149
5.38%, 09/01/26 (a)	155,000	154,633
4.50%, 02/15/27 (a)	215,000	210,199
3.13%, 03/15/27 (a)	150,000	141,781
5.20%, 06/01/28 (a)	155,000	154,430
5.63%, 09/01/28 (a)	235,000	237,214
5.88%, 02/01/29 (a)	155,000	157,943
3.38%, 03/15/29 (a)	70,000	64,358
4.13%, 06/15/29 (a)	325,000	307,882
Hershey Co.
2.30%, 08/15/26 (a)	95,000	89,743
4.25%, 05/04/28 (a)	85,000	83,665
Hormel Foods Corp.
1.70%, 06/03/28 (a)	125,000	111,085
Icon Investments Six DAC
5.85%, 05/08/29 (a)	200,000	203,226
Illumina, Inc.
5.80%, 12/12/25 (a)	100,000	100,144
5.75%, 12/13/27 (a)	100,000	100,965
Ingredion, Inc.
3.20%, 10/01/26 (a)	100,000	95,493
IQVIA, Inc.
5.70%, 05/15/28 (a)	200,000	202,220
6.25%, 02/01/29 (a)	165,000	169,686
J M Smucker Co.
3.38%, 12/15/27 (a)	60,000	56,887
5.90%, 11/15/28 (a)	135,000	139,074
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
3.00%, 02/02/29 (a)	100,000	89,215
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 01/15/27 (a)	150,000	139,519
5.13%, 02/01/28 (a)	145,000	143,372
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Johnson & Johnson
0.55%, 09/01/25 (a)	135,000	128,189
2.45%, 03/01/26 (a)	300,000	288,189
2.95%, 03/03/27 (a)	210,000	201,062
0.95%, 09/01/27 (a)	275,000	245,118
2.90%, 01/15/28 (a)	190,000	179,632
4.80%, 06/01/29 (a)	175,000	176,367
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	100,000	95,826
Kellanova
3.25%, 04/01/26	100,000	96,487
3.40%, 11/15/27 (a)	100,000	94,675
4.30%, 05/15/28 (a)	95,000	92,560
Kenvue, Inc.
5.35%, 03/22/26 (a)	100,000	100,281
5.05%, 03/22/28 (a)	150,000	150,838
Keurig Dr Pepper, Inc.
3.40%, 11/15/25 (a)	100,000	97,341
2.55%, 09/15/26 (a)	50,000	47,191
5.10%, 03/15/27 (a)	100,000	100,077
4.60%, 05/25/28 (a)	175,000	171,573
5.05%, 03/15/29 (a)	155,000	154,899
3.95%, 04/15/29 (a)	175,000	166,453
Kimberly-Clark Corp.
3.05%, 08/15/25	95,000	92,822
2.75%, 02/15/26	75,000	72,285
1.05%, 09/15/27 (a)	130,000	115,320
3.95%, 11/01/28 (a)	55,000	53,095
3.20%, 04/25/29 (a)	100,000	93,280
Kraft Heinz Foods Co.
3.00%, 06/01/26 (a)	330,000	316,348
3.88%, 05/15/27 (a)	200,000	193,530
4.63%, 01/30/29 (a)	50,000	49,346
Kroger Co.
3.50%, 02/01/26 (a)	115,000	111,673
2.65%, 10/15/26 (a)	110,000	103,928
3.70%, 08/01/27 (a)	100,000	96,157
4.50%, 01/15/29 (a)	85,000	83,428
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (a)	75,000	69,735
3.60%, 09/01/27 (a)	110,000	105,097
McCormick & Co., Inc.
0.90%, 02/15/26 (a)	85,000	79,174
3.40%, 08/15/27 (a)	125,000	118,881
McKesson Corp.
0.90%, 12/03/25 (a)	100,000	93,981
1.30%, 08/15/26 (a)	100,000	92,275
3.95%, 02/16/28 (a)	55,000	52,986
4.90%, 07/15/28 (a)	75,000	74,813
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	125,000	122,895
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	175,000	171,036
Merck & Co., Inc.
0.75%, 02/24/26 (a)	190,000	177,481
1.70%, 06/10/27 (a)	260,000	238,716
4.05%, 05/17/28 (a)	75,000	73,485
1.90%, 12/10/28 (a)	150,000	133,455
3.40%, 03/07/29 (a)	280,000	264,382
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	50,000	52,288
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	300,000	287,271
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mondelez International, Inc.
2.63%, 03/17/27 (a)	100,000	93,783
4.13%, 05/07/28 (a)	80,000	77,796
4.75%, 02/20/29 (a)	115,000	113,701
Mylan, Inc.
4.55%, 04/15/28 (a)	125,000	120,560
Novartis Capital Corp.
3.00%, 11/20/25 (a)	275,000	267,605
2.00%, 02/14/27 (a)	200,000	186,354
3.10%, 05/17/27 (a)	175,000	167,172
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	75,000	70,763
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27 (a)	100,000	99,263
4.55%, 02/16/29 (a)	75,000	74,183
PepsiCo, Inc.
3.50%, 07/17/25 (a)	125,000	122,829
5.25%, 11/10/25	100,000	100,336
4.55%, 02/13/26 (a)	100,000	99,363
2.85%, 02/24/26 (a)	125,000	120,800
2.38%, 10/06/26 (a)	170,000	160,716
5.13%, 11/10/26 (a)	25,000	25,120
2.63%, 03/19/27 (a)	100,000	94,286
3.00%, 10/15/27 (a)	225,000	212,798
3.60%, 02/18/28 (a)	130,000	125,034
4.45%, 05/15/28 (a)	105,000	104,330
7.00%, 03/01/29	85,000	92,908
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26 (a)	455,000	449,367
4.45%, 05/19/28 (a)	625,000	614,325
Pfizer, Inc.
2.75%, 06/03/26	225,000	215,161
3.00%, 12/15/26	265,000	252,950
3.60%, 09/15/28 (a)	150,000	143,580
3.45%, 03/15/29 (a)	270,000	255,585
Pharmacia LLC
6.60%, 12/01/28 (e)	100,000	106,117
Philip Morris International, Inc.
3.38%, 08/11/25 (a)	125,000	122,206
5.00%, 11/17/25	95,000	94,550
4.88%, 02/13/26	260,000	258,107
2.75%, 02/25/26 (a)	150,000	143,793
0.88%, 05/01/26 (a)	125,000	115,498
4.75%, 02/12/27	125,000	124,044
3.13%, 08/17/27 (a)	100,000	94,532
5.13%, 11/17/27 (a)	260,000	260,044
4.88%, 02/15/28 (a)	250,000	248,037
3.13%, 03/02/28 (a)	75,000	69,989
5.25%, 09/07/28 (a)	105,000	105,905
4.88%, 02/13/29 (a)	150,000	148,414
Polaris, Inc.
6.95%, 03/15/29 (a)	75,000	78,652
Procter & Gamble Co.
0.55%, 10/29/25	150,000	141,516
2.70%, 02/02/26	100,000	96,576
1.00%, 04/23/26	150,000	140,143
2.45%, 11/03/26	170,000	161,102
1.90%, 02/01/27	210,000	195,586
2.80%, 03/25/27	100,000	95,116
2.85%, 08/11/27	125,000	118,163
3.95%, 01/26/28	100,000	97,923
4.35%, 01/29/29	120,000	118,964
Providence St. Joseph Health Obligated Group
2.75%, 10/01/26 (a)	75,000	70,706
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Quest Diagnostics, Inc.
3.45%, 06/01/26 (a)	100,000	96,665
4.20%, 06/30/29 (a)	100,000	96,311
Revvity, Inc.
1.90%, 09/15/28 (a)	90,000	78,760
Royalty Pharma PLC
1.20%, 09/02/25 (a)	190,000	180,489
1.75%, 09/02/27 (a)	150,000	134,805
Sanofi SA
3.63%, 06/19/28 (a)	160,000	153,347
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	450,000	431,640
Smith & Nephew PLC
5.15%, 03/20/27 (a)	75,000	74,775
Solventum Corp.
5.45%, 02/25/27 (a)(c)	175,000	174,940
5.40%, 03/01/29 (a)(c)	225,000	224,377
SSM Health Care Corp.
3.82%, 06/01/27 (a)	125,000	120,760
Stryker Corp.
3.38%, 11/01/25 (a)	125,000	121,705
3.50%, 03/15/26 (a)	195,000	189,372
3.65%, 03/07/28 (a)	100,000	95,344
4.85%, 12/08/28 (a)	85,000	84,408
Sutter Health
1.32%, 08/15/25 (a)	100,000	95,548
Sysco Corp.
3.75%, 10/01/25 (a)	100,000	97,902
3.30%, 07/15/26 (a)	175,000	168,364
3.25%, 07/15/27 (a)	100,000	94,726
5.75%, 01/17/29 (a)	100,000	102,485
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	275,000	273,028
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26 (a)	55,000	54,894
5.00%, 12/05/26 (a)	150,000	149,862
4.80%, 11/21/27 (a)	125,000	124,521
1.75%, 10/15/28 (a)	120,000	105,906
5.00%, 01/31/29 (a)	150,000	150,351
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	125,000	122,090
3.55%, 06/02/27 (a)	230,000	219,954
4.35%, 03/01/29 (a)	160,000	153,742
5.40%, 03/15/29 (a)	100,000	100,238
Unilever Capital Corp.
2.00%, 07/28/26	200,000	188,072
2.90%, 05/05/27 (a)	200,000	189,666
3.50%, 03/22/28 (a)	150,000	143,185
4.88%, 09/08/28 (a)	150,000	150,193
Universal Health Services, Inc.
1.65%, 09/01/26 (a)	125,000	115,028
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	325,000	315,334
Viatris, Inc.
2.30%, 06/22/27 (a)	100,000	91,347
Whirlpool Corp.
4.75%, 02/26/29 (a)(d)	100,000	98,481
Zimmer Biomet Holdings, Inc.
3.05%, 01/15/26 (a)	75,000	72,407
5.35%, 12/01/28 (a)	95,000	95,603
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Zoetis, Inc.
4.50%, 11/13/25 (a)	100,000	98,838
5.40%, 11/14/25 (a)	95,000	94,995
3.00%, 09/12/27 (a)	190,000	178,345
		48,973,536
Energy 4.9%
Apache Corp.
4.38%, 10/15/28 (a)	50,000	47,472
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
2.06%, 12/15/26 (a)	100,000	92,863
3.34%, 12/15/27 (a)	200,000	189,278
Boardwalk Pipelines LP
5.95%, 06/01/26 (a)	105,000	105,611
4.45%, 07/15/27 (a)	100,000	97,387
4.80%, 05/03/29 (a)	75,000	73,370
BP Capital Markets America, Inc.
3.80%, 09/21/25 (a)	150,000	147,439
3.41%, 02/11/26 (a)	170,000	165,315
3.12%, 05/04/26 (a)	150,000	144,459
3.02%, 01/16/27 (a)	150,000	142,575
3.54%, 04/06/27 (a)	110,000	105,802
3.59%, 04/14/27 (a)	100,000	96,236
5.02%, 11/17/27 (a)	100,000	99,945
3.94%, 09/21/28 (a)	150,000	143,995
4.23%, 11/06/28 (a)	350,000	339,419
4.70%, 04/10/29 (a)	150,000	147,879
BP Capital Markets PLC
3.28%, 09/19/27 (a)	250,000	237,100
3.72%, 11/28/28 (a)	150,000	142,650
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (a)	100,000	96,405
3.85%, 06/01/27 (a)	200,000	192,414
Cenovus Energy, Inc.
4.25%, 04/15/27 (a)	80,000	77,823
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	180,000	179,806
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	250,000	242,810
Chevron Corp.
3.33%, 11/17/25 (a)	155,000	151,466
2.95%, 05/16/26 (a)	300,000	288,789
2.00%, 05/11/27 (a)	175,000	161,751
Chevron USA, Inc.
0.69%, 08/12/25 (a)	50,000	47,630
1.02%, 08/12/27 (a)	125,000	111,182
3.85%, 01/15/28 (a)	100,000	97,094
ConocoPhillips Co.
6.95%, 04/15/29	215,000	233,172
Continental Resources, Inc.
4.38%, 01/15/28 (a)	150,000	144,204
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	125,000	120,289
4.38%, 03/15/29 (a)	65,000	62,155
DCP Midstream Operating LP
5.38%, 07/15/25 (a)	100,000	99,678
5.63%, 07/15/27 (a)	90,000	90,967
5.13%, 05/15/29 (a)	100,000	99,440
Devon Energy Corp.
5.85%, 12/15/25 (a)	110,000	110,295
5.25%, 10/15/27 (a)	50,000	49,859
5.88%, 06/15/28 (a)(c)	50,000	50,194
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	125,000	119,465
5.20%, 04/18/27 (a)	100,000	100,069
Enbridge, Inc.
1.60%, 10/04/26 (a)	100,000	92,093
5.90%, 11/15/26 (a)	150,000	151,752
4.25%, 12/01/26 (a)	200,000	195,324
3.70%, 07/15/27 (a)	100,000	95,874
6.00%, 11/15/28 (a)	150,000	154,554
5.30%, 04/05/29 (a)	100,000	100,200
Energy Transfer LP
5.95%, 12/01/25 (a)	80,000	80,251
4.75%, 01/15/26 (a)	185,000	182,882
3.90%, 07/15/26 (a)	100,000	96,874
6.05%, 12/01/26 (a)	100,000	101,366
4.40%, 03/15/27 (a)	120,000	117,096
4.20%, 04/15/27 (a)	100,000	97,040
5.50%, 06/01/27 (a)	150,000	150,492
4.00%, 10/01/27 (a)	100,000	96,023
5.55%, 02/15/28 (a)	185,000	186,574
4.95%, 05/15/28 (a)	155,000	152,808
4.95%, 06/15/28 (a)	115,000	113,522
6.10%, 12/01/28 (a)	30,000	30,908
5.25%, 04/15/29 (a)	250,000	249,717
Eni USA, Inc.
7.30%, 11/15/27	75,000	79,585
EnLink Midstream LLC
5.38%, 06/01/29 (a)	75,000	73,300
EnLink Midstream Partners LP
4.85%, 07/15/26 (a)	75,000	73,670
Enterprise Products Operating LLC
5.05%, 01/10/26	25,000	24,945
3.70%, 02/15/26 (a)	200,000	195,012
4.60%, 01/11/27 (a)	165,000	163,449
3.95%, 02/15/27 (a)	100,000	97,226
4.15%, 10/16/28 (a)	225,000	217,559
5.25%, 08/16/77 (a)(b)	225,000	215,707
5.38%, 02/15/78 (a)(b)	50,000	46,803
EOG Resources, Inc.
4.15%, 01/15/26 (a)	150,000	147,822
EQT Corp.
3.90%, 10/01/27 (a)	185,000	176,873
5.70%, 04/01/28 (a)	75,000	75,728
5.00%, 01/15/29 (a)	45,000	44,174
Exxon Mobil Corp.
3.04%, 03/01/26 (a)	300,000	290,319
2.28%, 08/16/26 (a)	150,000	141,916
3.29%, 03/19/27 (a)	190,000	183,631
Halliburton Co.
3.80%, 11/15/25 (a)	75,000	73,472
Hess Corp.
4.30%, 04/01/27 (a)	175,000	170,697
HF Sinclair Corp.
5.88%, 04/01/26 (a)	125,000	125,300
6.38%, 04/15/27 (a)(c)	125,000	125,370
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	75,000	69,179
4.30%, 03/01/28 (a)	150,000	145,729
5.00%, 02/01/29 (a)	220,000	217,648
Marathon Oil Corp.
4.40%, 07/15/27 (a)	150,000	146,880
5.30%, 04/01/29 (a)	100,000	100,481
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	135,000	134,583
3.80%, 04/01/28 (a)	75,000	71,524
MPLX LP
1.75%, 03/01/26 (a)	250,000	235,080
4.13%, 03/01/27 (a)	175,000	170,033
4.25%, 12/01/27 (a)	100,000	96,854
4.00%, 03/15/28 (a)	200,000	191,430
4.80%, 02/15/29 (a)	100,000	98,100
National Fuel Gas Co.
5.20%, 07/15/25 (a)	85,000	84,463
5.50%, 01/15/26 (a)	95,000	94,713
5.50%, 10/01/26	65,000	64,904
4.75%, 09/01/28 (a)	70,000	68,093
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	90,000	87,231
Occidental Petroleum Corp.
5.88%, 09/01/25 (a)	90,000	90,144
5.50%, 12/01/25 (a)	75,000	74,821
5.55%, 03/15/26 (a)	150,000	149,797
8.50%, 07/15/27 (a)	100,000	107,132
6.38%, 09/01/28 (a)	50,000	51,606
ONEOK, Inc.
2.20%, 09/15/25 (a)	75,000	72,077
5.85%, 01/15/26 (a)	70,000	70,358
5.00%, 03/01/26 (a)	140,000	138,876
5.55%, 11/01/26 (a)	145,000	145,637
4.00%, 07/13/27 (a)	100,000	96,614
4.55%, 07/15/28 (a)	145,000	141,495
5.65%, 11/01/28 (a)	100,000	101,567
4.35%, 03/15/29 (a)	75,000	72,286
Ovintiv, Inc.
5.38%, 01/01/26 (a)	100,000	99,546
5.65%, 05/15/28 (a)	100,000	101,171
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	50,000	47,077
Phillips 66
1.30%, 02/15/26 (a)	85,000	79,618
3.90%, 03/15/28 (a)	100,000	95,879
Phillips 66 Co.
3.55%, 10/01/26 (a)	25,000	24,147
4.95%, 12/01/27 (a)	100,000	99,755
3.75%, 03/01/28 (a)	140,000	133,633
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	125,000	117,350
5.10%, 03/29/26	175,000	174,744
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (a)	185,000	182,525
4.50%, 12/15/26 (a)	100,000	97,875
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (a)	250,000	251,110
5.00%, 03/15/27 (a)	255,000	253,019
4.20%, 03/15/28 (a)	200,000	193,094
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	85,000	81,133
Schlumberger Investment SA
4.50%, 05/15/28 (a)	100,000	98,461
Shell International Finance BV
2.88%, 05/10/26	250,000	240,275
2.50%, 09/12/26	195,000	184,683
3.88%, 11/13/28 (a)	225,000	215,964
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	100,000	95,763
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Targa Resources Corp.
5.20%, 07/01/27 (a)	125,000	124,786
6.15%, 03/01/29 (a)	150,000	154,902
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27 (a)	155,000	156,263
5.00%, 01/15/28 (a)	100,000	97,914
6.88%, 01/15/29 (a)	80,000	82,080
TC PipeLines LP
3.90%, 05/25/27 (a)	80,000	76,665
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	50,000	52,098
7.00%, 10/15/28	75,000	79,486
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	200,000	187,810
TotalEnergies Capital SA
3.88%, 10/11/28	150,000	144,054
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	125,000	124,025
6.20%, 03/09/26 (a)	125,000	125,117
4.25%, 05/15/28 (a)	245,000	237,011
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	170,000	174,972
4.00%, 03/15/28 (a)	75,000	71,945
Valero Energy Corp.
2.15%, 09/15/27 (a)	75,000	68,360
4.35%, 06/01/28 (a)	100,000	96,834
4.00%, 04/01/29 (a)	75,000	71,399
Valero Energy Partners LP
4.50%, 03/15/28 (a)	75,000	73,121
Western Midstream Operating LP
4.65%, 07/01/26 (a)	100,000	98,129
4.50%, 03/01/28 (a)	50,000	48,206
4.75%, 08/15/28 (a)	75,000	73,220
6.35%, 01/15/29 (a)	100,000	103,216
Williams Cos., Inc.
4.00%, 09/15/25 (a)	130,000	127,614
5.40%, 03/02/26	150,000	149,889
3.75%, 06/15/27 (a)	200,000	192,058
5.30%, 08/15/28 (a)	150,000	150,490
4.90%, 03/15/29 (a)	185,000	182,440
		20,213,921
Industrial Other 0.1%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	180,000	173,358
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	50,000	51,608
Leland Stanford Junior University
1.29%, 06/01/27 (a)	50,000	45,270
MasTec, Inc.
5.90%, 06/15/29 (a)	100,000	100,501
		370,737
Technology 8.6%
Adobe, Inc.
2.15%, 02/01/27 (a)	150,000	139,959
4.85%, 04/04/27 (a)	75,000	75,036
4.80%, 04/04/29 (a)	110,000	110,266
Alphabet, Inc.
0.45%, 08/15/25 (a)	75,000	71,415
2.00%, 08/15/26 (a)	300,000	282,582
0.80%, 08/15/27 (a)	185,000	164,928
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Analog Devices, Inc.
3.50%, 12/05/26 (a)	200,000	193,056
1.70%, 10/01/28 (a)	150,000	132,218
Apple, Inc.
0.55%, 08/20/25 (a)	200,000	189,966
0.70%, 02/08/26 (a)	400,000	373,728
3.25%, 02/23/26 (a)	535,000	520,357
4.42%, 05/08/26 (a)	100,000	99,435
2.45%, 08/04/26 (a)	380,000	361,042
2.05%, 09/11/26 (a)	360,000	338,558
3.35%, 02/09/27 (a)	355,000	342,493
3.20%, 05/11/27 (a)	325,000	311,668
3.00%, 06/20/27 (a)	145,000	138,134
2.90%, 09/12/27 (a)	300,000	283,479
3.00%, 11/13/27 (a)	200,000	189,524
1.20%, 02/08/28 (a)	375,000	331,811
4.00%, 05/10/28 (a)	260,000	254,670
1.40%, 08/05/28 (a)	350,000	308,231
Applied Materials, Inc.
3.90%, 10/01/25 (a)	100,000	98,593
3.30%, 04/01/27 (a)	185,000	177,785
4.80%, 06/15/29 (a)	100,000	99,890
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	85,000	80,511
Atlassian Corp.
5.25%, 05/15/29 (a)	75,000	75,048
Autodesk, Inc.
3.50%, 06/15/27 (a)	90,000	86,226
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	165,000	161,528
1.70%, 05/15/28 (a)	160,000	142,864
Avnet, Inc.
4.63%, 04/15/26 (a)	100,000	98,268
6.25%, 03/15/28 (a)	75,000	76,958
Baidu, Inc.
1.72%, 04/09/26 (a)	200,000	187,880
3.63%, 07/06/27	200,000	191,310
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	450,000	435,703
3.50%, 01/15/28 (a)	120,000	113,572
Broadcom, Inc.
3.15%, 11/15/25 (a)	155,000	150,254
3.46%, 09/15/26 (a)	125,000	120,310
1.95%, 02/15/28 (a)(c)	100,000	89,561
4.11%, 09/15/28 (a)	175,000	168,913
4.00%, 04/15/29 (a)(c)	135,000	128,667
4.75%, 04/15/29 (a)	260,000	256,529
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	75,000	72,107
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (a)	165,000	154,447
4.25%, 04/01/28 (a)	105,000	100,341
3.28%, 12/01/28 (a)	70,000	63,839
3.25%, 02/15/29 (a)	125,000	112,975
CGI, Inc.
1.45%, 09/14/26 (a)	100,000	91,693
Cisco Systems, Inc.
4.90%, 02/26/26	150,000	149,835
2.95%, 02/28/26	125,000	120,856
2.50%, 09/20/26 (a)	250,000	237,692
4.80%, 02/26/27 (a)	300,000	299,271
4.85%, 02/26/29 (a)	380,000	380,000
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Concentrix Corp.
6.65%, 08/02/26 (a)	100,000	101,144
6.60%, 08/02/28 (a)	120,000	121,505
Dell International LLC/EMC Corp.
5.85%, 07/15/25 (a)	150,000	150,318
6.02%, 06/15/26 (a)	357,000	360,891
4.90%, 10/01/26 (a)	265,000	262,485
6.10%, 07/15/27 (a)	125,000	128,279
5.25%, 02/01/28 (a)	150,000	151,049
Dell, Inc.
7.10%, 04/15/28	50,000	53,339
DXC Technology Co.
1.80%, 09/15/26 (a)	125,000	114,878
2.38%, 09/15/28 (a)	75,000	65,471
Equifax, Inc.
2.60%, 12/15/25 (a)	50,000	47,923
5.10%, 12/15/27 (a)	135,000	134,573
5.10%, 06/01/28 (a)	130,000	129,540
Equinix, Inc.
1.25%, 07/15/25 (a)	75,000	71,692
1.00%, 09/15/25 (a)	100,000	94,691
1.45%, 05/15/26 (a)	100,000	92,882
2.90%, 11/18/26 (a)	100,000	94,459
1.80%, 07/15/27 (a)	75,000	67,784
1.55%, 03/15/28 (a)	100,000	87,519
2.00%, 05/15/28 (a)	75,000	66,464
FactSet Research Systems, Inc.
2.90%, 03/01/27 (a)	75,000	70,214
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	175,000	163,191
1.65%, 03/01/28 (a)	125,000	110,191
3.75%, 05/21/29 (a)	75,000	71,353
Fiserv, Inc.
3.20%, 07/01/26 (a)	300,000	288,033
5.15%, 03/15/27 (a)	155,000	155,121
2.25%, 06/01/27 (a)	150,000	138,464
5.45%, 03/02/28 (a)	125,000	126,186
5.38%, 08/21/28 (a)	100,000	100,754
4.20%, 10/01/28 (a)	175,000	168,262
Flex Ltd.
3.75%, 02/01/26 (a)	100,000	97,084
6.00%, 01/15/28 (a)	75,000	76,022
4.88%, 06/15/29 (a)	100,000	96,900
Fortinet, Inc.
1.00%, 03/15/26 (a)	100,000	92,858
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)	75,000	70,052
6.00%, 06/04/29 (a)	75,000	75,892
Global Payments, Inc.
1.20%, 03/01/26 (a)	175,000	162,955
4.80%, 04/01/26 (a)	125,000	123,466
2.15%, 01/15/27 (a)	100,000	92,707
4.95%, 08/15/27 (a)	90,000	89,130
4.45%, 06/01/28 (a)	75,000	72,543
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)	390,000	387,067
1.75%, 04/01/26 (a)	130,000	122,008
6.10%, 04/01/26 (a)	75,000	75,024
5.25%, 07/01/28 (a)	75,000	75,495
HP, Inc.
1.45%, 06/17/26 (a)	80,000	74,233
3.00%, 06/17/27 (a)	150,000	141,144
4.75%, 01/15/28 (a)	125,000	123,721
4.00%, 04/15/29 (a)	175,000	166,698
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
IBM International Capital Pte. Ltd.
4.70%, 02/05/26	100,000	99,282
4.60%, 02/05/27 (a)	100,000	98,805
4.60%, 02/05/29 (a)	100,000	98,280
Intel Corp.
3.70%, 07/29/25 (a)	350,000	344,057
4.88%, 02/10/26	215,000	213,751
2.60%, 05/19/26 (a)	100,000	95,330
3.75%, 03/25/27 (a)	200,000	193,568
3.15%, 05/11/27 (a)	195,000	185,408
3.75%, 08/05/27 (a)	200,000	192,930
4.88%, 02/10/28 (a)	265,000	264,083
1.60%, 08/12/28 (a)	225,000	197,014
International Business Machines Corp.
4.00%, 07/27/25	100,000	98,594
7.00%, 10/30/25	155,000	158,478
3.45%, 02/19/26	275,000	267,327
3.30%, 05/15/26	540,000	521,867
3.30%, 01/27/27	75,000	71,966
2.20%, 02/09/27 (a)	100,000	93,078
1.70%, 05/15/27 (a)	200,000	182,458
4.15%, 07/27/27 (a)	100,000	97,597
6.22%, 08/01/27	75,000	77,480
6.50%, 01/15/28	75,000	79,138
4.50%, 02/06/28 (a)	200,000	197,262
3.50%, 05/15/29	450,000	420,880
Intuit, Inc.
0.95%, 07/15/25 (a)	145,000	138,604
1.35%, 07/15/27 (a)	75,000	67,609
5.13%, 09/15/28 (a)	150,000	151,466
Jabil, Inc.
1.70%, 04/15/26 (a)	90,000	84,107
4.25%, 05/15/27 (a)	75,000	72,682
3.95%, 01/12/28 (a)	80,000	76,082
5.45%, 02/01/29 (a)	50,000	49,987
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	75,000	70,456
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	125,000	122,764
KLA Corp.
4.10%, 03/15/29 (a)	125,000	121,421
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	100,000	92,246
2.70%, 10/15/28 (a)	50,000	44,452
Lam Research Corp.
3.75%, 03/15/26 (a)	100,000	97,602
4.00%, 03/15/29 (a)	205,000	197,405
Marvell Technology, Inc.
1.65%, 04/15/26 (a)	75,000	70,207
2.45%, 04/15/28 (a)	100,000	90,315
4.88%, 06/22/28 (a)	75,000	73,909
5.75%, 02/15/29 (a)	100,000	102,149
Mastercard, Inc.
2.95%, 11/21/26 (a)	125,000	119,353
3.30%, 03/26/27 (a)	165,000	158,441
3.50%, 02/26/28 (a)	95,000	91,006
4.88%, 03/09/28 (a)	130,000	130,790
2.95%, 06/01/29 (a)	100,000	91,958
Microchip Technology, Inc.
4.25%, 09/01/25 (a)	200,000	196,992
5.05%, 03/15/29 (a)	165,000	163,774
Micron Technology, Inc.
4.98%, 02/06/26 (a)	90,000	89,292
4.19%, 02/15/27 (a)	125,000	121,555
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.38%, 04/15/28 (a)	100,000	100,441
5.33%, 02/06/29 (a)	125,000	125,543
Microsoft Corp.
3.13%, 11/03/25 (a)	490,000	478,103
2.40%, 08/08/26 (a)	650,000	618,468
3.40%, 09/15/26 (a)	100,000	96,837
3.30%, 02/06/27 (a)	635,000	612,756
3.40%, 06/15/27 (a)	55,000	52,947
Moody's Corp.
3.25%, 01/15/28 (a)	20,000	18,923
4.25%, 02/01/29 (a)	100,000	97,261
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	100,000	98,276
5.00%, 04/15/29 (a)	75,000	74,456
4.60%, 05/23/29 (a)	125,000	121,855
NetApp, Inc.
2.38%, 06/22/27 (a)	125,000	115,526
Nokia OYJ
4.38%, 06/12/27	80,000	78,069
NVIDIA Corp.
3.20%, 09/16/26 (a)	190,000	183,709
1.55%, 06/15/28 (a)	175,000	156,021
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)	75,000	74,855
5.55%, 12/01/28 (a)	130,000	131,812
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26 (a)	75,000	72,863
3.15%, 05/01/27 (a)	75,000	70,946
4.40%, 06/01/27 (a)	100,000	97,838
4.30%, 06/18/29 (a)	150,000	144,042
Oracle Corp.
5.80%, 11/10/25	125,000	125,649
1.65%, 03/25/26 (a)	435,000	407,843
2.65%, 07/15/26 (a)	425,000	402,849
2.80%, 04/01/27 (a)	380,000	356,957
3.25%, 11/15/27 (a)	450,000	424,557
2.30%, 03/25/28 (a)	300,000	271,305
4.50%, 05/06/28 (a)	115,000	112,993
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	200,000	189,334
3.90%, 06/01/27 (a)	75,000	72,809
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	315,000	300,916
1.30%, 05/20/28 (a)	175,000	153,451
RELX Capital, Inc.
4.00%, 03/18/29 (a)	150,000	144,206
Roper Technologies, Inc.
1.00%, 09/15/25 (a)	105,000	99,475
3.85%, 12/15/25 (a)	90,000	87,988
3.80%, 12/15/26 (a)	100,000	96,702
1.40%, 09/15/27 (a)	125,000	111,330
4.20%, 09/15/28 (a)	120,000	115,988
S&P Global, Inc.
2.95%, 01/22/27 (a)	130,000	123,344
2.45%, 03/01/27 (a)	200,000	187,064
4.75%, 08/01/28 (a)	100,000	99,337
2.70%, 03/01/29 (a)	200,000	181,266
4.25%, 05/01/29 (a)	125,000	121,371
Salesforce, Inc.
3.70%, 04/11/28 (a)	250,000	241,165
1.50%, 07/15/28 (a)	150,000	131,897
Skyworks Solutions, Inc.
1.80%, 06/01/26 (a)	80,000	74,399
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TD SYNNEX Corp.
1.75%, 08/09/26 (a)	100,000	92,332
2.38%, 08/09/28 (a)	100,000	89,066
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	190,608
Texas Instruments, Inc.
1.13%, 09/15/26 (a)	100,000	92,028
4.60%, 02/08/27 (a)	100,000	99,385
2.90%, 11/03/27 (a)	100,000	93,986
4.60%, 02/15/28 (a)	130,000	129,012
4.60%, 02/08/29 (a)	100,000	99,468
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	95,000	91,634
Trimble, Inc.
4.90%, 06/15/28 (a)	100,000	98,810
TSMC Arizona Corp.
1.75%, 10/25/26 (a)	200,000	185,168
3.88%, 04/22/27 (a)	150,000	145,059
Tyco Electronics Group SA
3.70%, 02/15/26 (a)	105,000	102,537
3.13%, 08/15/27 (a)	85,000	80,383
VeriSign, Inc.
4.75%, 07/15/27 (a)	100,000	98,287
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	75,000	72,185
Visa, Inc.
3.15%, 12/14/25 (a)	620,000	603,229
1.90%, 04/15/27 (a)	200,000	184,652
0.75%, 08/15/27 (a)	75,000	66,436
2.75%, 09/15/27 (a)	125,000	117,506
VMware LLC
1.40%, 08/15/26 (a)	225,000	207,216
3.90%, 08/21/27 (a)	240,000	230,311
1.80%, 08/15/28 (a)	100,000	87,612
Western Digital Corp.
2.85%, 02/01/29 (a)	120,000	104,114
Western Union Co.
1.35%, 03/15/26 (a)	100,000	93,307
Workday, Inc.
3.50%, 04/01/27 (a)	150,000	143,535
3.70%, 04/01/29 (a)	100,000	93,943
		35,022,444
Transportation 1.4%
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 04/01/28	50,512	48,257
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	109,985	103,605
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	64,315	60,675
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	97,800	90,546
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	49,688	46,573
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	75,000	75,052
Burlington Northern Santa Fe LLC
3.65%, 09/01/25 (a)	75,000	73,558
7.00%, 12/15/25	60,000	61,540
3.25%, 06/15/27 (a)	75,000	71,798
Canadian National Railway Co.
2.75%, 03/01/26 (a)	75,000	72,263
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	195,000	179,944
4.00%, 06/01/28 (a)	50,000	48,267
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	100,000	96,730
CSX Corp.
3.35%, 11/01/25 (a)	100,000	97,435
2.60%, 11/01/26 (a)	115,000	108,769
3.25%, 06/01/27 (a)	165,000	157,555
3.80%, 03/01/28 (a)	140,000	134,705
4.25%, 03/15/29 (a)	125,000	121,377
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	114,124	103,710
FedEx Corp.
3.25%, 04/01/26 (a)	125,000	120,827
3.40%, 02/15/28 (a)	75,000	71,029
4.20%, 10/17/28 (a)	50,000	48,644
GXO Logistics, Inc.
1.65%, 07/15/26 (a)	90,000	83,011
6.25%, 05/06/29 (a)	100,000	101,856
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	100,000	97,774
Kirby Corp.
4.20%, 03/01/28 (a)	75,000	72,498
Norfolk Southern Corp.
2.90%, 06/15/26 (a)	145,000	138,550
7.80%, 05/15/27	100,000	107,352
3.80%, 08/01/28 (a)	75,000	71,846
Ryder System, Inc.
3.35%, 09/01/25 (a)	80,000	77,998
1.75%, 09/01/26 (a)	25,000	23,142
2.90%, 12/01/26 (a)	100,000	94,548
2.85%, 03/01/27 (a)	100,000	94,249
4.30%, 06/15/27 (a)	50,000	48,796
5.65%, 03/01/28 (a)	75,000	76,091
5.25%, 06/01/28 (a)	155,000	155,425
5.38%, 03/15/29 (a)	120,000	120,565
Southwest Airlines Co.
3.00%, 11/15/26 (a)	50,000	47,327
5.13%, 06/15/27 (a)	300,000	298,644
3.45%, 11/16/27 (a)	50,000	47,066
Union Pacific Corp.
3.75%, 07/15/25 (a)	75,000	73,942
3.25%, 08/15/25 (a)	100,000	97,740
4.75%, 02/21/26 (a)	75,000	74,479
2.75%, 03/01/26 (a)	110,000	105,818
2.15%, 02/05/27 (a)	75,000	69,933
3.00%, 04/15/27 (a)	75,000	71,289
3.95%, 09/10/28 (a)	195,000	188,904
6.63%, 02/01/29	20,000	21,410
3.70%, 03/01/29 (a)	150,000	142,953
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 02/15/27	92,456	90,878
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 10/11/27	12,710	12,322
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 03/03/28	39,463	37,914
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	98,553	91,050
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	300,272	301,209
United Airlines 2020-1 Class B Pass-Through Trust
4.88%, 07/15/27	88,200	87,118
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
United Parcel Service, Inc.
2.40%, 11/15/26 (a)	75,000	70,701
3.05%, 11/15/27 (a)	155,000	146,176
3.40%, 03/15/29 (a)	145,000	136,349
		5,569,782
		198,251,613

Utility 6.3%
Electric 5.7%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	75,000	71,301
5.45%, 05/15/29 (a)	75,000	75,424
AES Corp.
1.38%, 01/15/26 (a)	150,000	140,562
5.45%, 06/01/28 (a)	125,000	124,794
Alabama Power Co.
3.75%, 09/01/27 (a)	100,000	96,440
Algonquin Power & Utilities Corp.
5.37%, 06/15/26 (e)	140,000	139,371
Ameren Corp.
3.65%, 02/15/26 (a)	125,000	121,247
5.70%, 12/01/26 (a)	100,000	100,826
1.95%, 03/15/27 (a)	100,000	91,892
1.75%, 03/15/28 (a)	50,000	44,164
5.00%, 01/15/29 (a)	100,000	99,025
Ameren Illinois Co.
3.80%, 05/15/28 (a)	25,000	23,986
American Electric Power Co., Inc.
1.00%, 11/01/25 (a)	125,000	117,555
5.75%, 11/01/27 (a)	145,000	147,493
4.30%, 12/01/28 (a)	175,000	168,145
5.20%, 01/15/29 (a)	150,000	149,331
3.88%, 02/15/62 (a)(b)	110,000	101,004
Avangrid, Inc.
3.80%, 06/01/29 (a)	125,000	116,312
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	120,000	112,775
Black Hills Corp.
3.95%, 01/15/26 (a)	75,000	73,243
3.15%, 01/15/27 (a)	90,000	85,394
5.95%, 03/15/28 (a)	25,000	25,588
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	75,000	70,803
5.20%, 10/01/28 (a)	70,000	70,621
CenterPoint Energy, Inc.
1.45%, 06/01/26 (a)	120,000	111,540
5.25%, 08/10/26	60,000	59,902
5.40%, 06/01/29 (a)	100,000	100,409
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	100,000	96,350
CMS Energy Corp.
3.00%, 05/15/26 (a)	90,000	86,187
3.45%, 08/15/27 (a)	50,000	47,654
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	75,000	71,474
2.95%, 08/15/27 (a)	70,000	65,754
3.70%, 08/15/28 (a)	100,000	95,117
Connecticut Light & Power Co.
0.75%, 12/01/25 (a)	110,000	103,310
3.20%, 03/15/27 (a)	130,000	124,133
4.65%, 01/01/29 (a)	100,000	98,882
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	75,000	70,414
3.80%, 05/15/28 (a)	140,000	134,345
Constellation Energy Generation LLC
5.60%, 03/01/28 (a)	110,000	111,461
Consumers Energy Co.
4.65%, 03/01/28 (a)	75,000	74,410
4.90%, 02/15/29 (a)	75,000	74,752
4.60%, 05/30/29 (a)	100,000	98,456
Dominion Energy, Inc.
3.90%, 10/01/25 (a)	125,000	122,412
1.45%, 04/15/26 (a)	100,000	93,191
2.85%, 08/15/26 (a)	75,000	71,240
3.60%, 03/15/27 (a)	50,000	47,928
4.25%, 06/01/28 (a)	75,000	72,511
DTE Electric Co.
4.85%, 12/01/26	100,000	99,955
1.90%, 04/01/28 (a)	100,000	89,650
DTE Energy Co.
2.85%, 10/01/26 (a)	100,000	94,773
4.88%, 06/01/28 (a)	100,000	98,461
5.10%, 03/01/29 (a)	225,000	223,297
3.40%, 06/15/29 (a)	75,000	68,766
Duke Energy Carolinas LLC
2.95%, 12/01/26 (a)	125,000	119,191
3.95%, 11/15/28 (a)	135,000	129,902
6.00%, 12/01/28	50,000	51,616
Duke Energy Corp.
0.90%, 09/15/25 (a)	130,000	123,131
5.00%, 12/08/25	55,000	54,761
2.65%, 09/01/26 (a)	250,000	236,452
3.15%, 08/15/27 (a)	150,000	141,451
5.00%, 12/08/27 (a)	115,000	114,459
4.30%, 03/15/28 (a)	136,000	132,026
4.85%, 01/05/29 (a)	100,000	98,836
3.40%, 06/15/29 (a)	100,000	92,475
3.25%, 01/15/82 (a)(b)	75,000	67,554
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	100,000	95,526
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	105,000	99,127
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	100,000	97,823
3.70%, 09/01/28 (a)	91,000	86,804
3.45%, 03/15/29 (a)	100,000	93,329
Edison International
4.70%, 08/15/25	75,000	74,152
5.75%, 06/15/27 (a)	100,000	100,970
4.13%, 03/15/28 (a)	150,000	143,383
5.25%, 11/15/28 (a)	100,000	99,190
Emera U.S. Finance LP
3.55%, 06/15/26 (a)	125,000	119,892
Enel Americas SA
4.00%, 10/25/26 (a)	100,000	96,265
Enel Chile SA
4.88%, 06/12/28 (a)	150,000	145,378
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	50,000	48,605
4.00%, 06/01/28 (a)	50,000	48,207
Entergy Corp.
0.90%, 09/15/25 (a)	135,000	127,792
2.95%, 09/01/26 (a)	100,000	94,900
1.90%, 06/15/28 (a)	100,000	88,189
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	110,000	103,535
3.25%, 04/01/28 (a)	75,000	70,289
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	50,000	46,041
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	50,000	47,885
Evergy Kansas Central, Inc.
2.55%, 07/01/26 (a)	60,000	57,103
3.10%, 04/01/27 (a)	50,000	47,633
Evergy Metro, Inc.
3.65%, 08/15/25 (a)	75,000	73,620
Eversource Energy
0.80%, 08/15/25 (a)	75,000	71,114
1.40%, 08/15/26 (a)	75,000	68,904
2.90%, 03/01/27 (a)	120,000	112,759
4.60%, 07/01/27 (a)	90,000	88,162
3.30%, 01/15/28 (a)	120,000	112,178
5.45%, 03/01/28 (a)	185,000	185,623
5.95%, 02/01/29 (a)	125,000	127,844
4.25%, 04/01/29 (a)	75,000	71,555
Exelon Corp.
3.40%, 04/15/26 (a)	150,000	145,201
2.75%, 03/15/27 (a)	125,000	117,261
5.15%, 03/15/28 (a)	150,000	149,632
5.15%, 03/15/29 (a)	125,000	124,629
FirstEnergy Corp.
1.60%, 01/15/26 (a)	75,000	70,678
4.15%, 07/15/27 (a)	235,000	225,473
Florida Power & Light Co.
3.13%, 12/01/25 (a)	110,000	106,812
4.45%, 05/15/26 (a)	95,000	93,898
3.30%, 05/30/27 (a)	80,000	76,242
5.05%, 04/01/28 (a)	190,000	190,811
4.40%, 05/15/28 (a)	150,000	147,445
5.15%, 06/15/29 (a)	125,000	126,111
Fortis, Inc.
3.06%, 10/04/26 (a)	140,000	132,908
Georgia Power Co.
3.25%, 04/01/26 (a)	70,000	67,708
3.25%, 03/30/27 (a)	75,000	71,458
4.65%, 05/16/28 (a)	140,000	138,146
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	100,000	95,223
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	75,000	72,090
3.60%, 04/01/29 (a)	75,000	70,259
ITC Holdings Corp.
3.25%, 06/30/26 (a)	65,000	62,334
3.35%, 11/15/27 (a)	100,000	94,362
Louisville Gas & Electric Co.
3.30%, 10/01/25 (a)	50,000	48,738
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	75,000	71,568
3.65%, 04/15/29 (a)	100,000	94,613
Mississippi Power Co.
3.95%, 03/30/28 (a)	40,000	38,410
National Grid PLC
5.60%, 06/12/28 (a)	125,000	126,244
National Rural Utilities Cooperative Finance Corp.
5.45%, 10/30/25	100,000	100,053
3.25%, 11/01/25 (a)	110,000	106,955
4.45%, 03/13/26 (a)	100,000	98,643
1.00%, 06/15/26 (a)	140,000	129,205
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.05%, 04/25/27 (a)	60,000	56,917
5.10%, 05/06/27 (a)	75,000	75,121
3.40%, 02/07/28 (a)	150,000	142,263
4.80%, 03/15/28 (a)	140,000	138,964
5.05%, 09/15/28 (a)	25,000	25,084
3.90%, 11/01/28 (a)	100,000	95,491
4.85%, 02/07/29 (a)	75,000	74,620
5.15%, 06/15/29 (a)	75,000	75,253
5.25%, 04/20/46 (a)(b)	75,000	73,330
7.13%, 09/15/53 (a)(b)	70,000	72,100
Nevada Power Co.
3.70%, 05/01/29 (a)	75,000	70,766
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25	200,000	200,474
4.95%, 01/29/26	150,000	149,157
1.88%, 01/15/27 (a)	175,000	161,329
3.55%, 05/01/27 (a)	250,000	238,835
4.63%, 07/15/27 (a)	200,000	196,836
4.90%, 02/28/28 (a)	200,000	198,176
1.90%, 06/15/28 (a)	250,000	221,125
4.90%, 03/15/29 (a)	150,000	148,666
3.50%, 04/01/29 (a)	75,000	69,707
4.80%, 12/01/77 (a)(b)	100,000	92,453
5.65%, 05/01/79 (a)(b)	75,000	71,715
3.80%, 03/15/82 (a)(b)	100,000	92,269
NSTAR Electric Co.
3.25%, 05/15/29 (a)	75,000	69,624
OGE Energy Corp.
5.45%, 05/15/29 (a)	70,000	70,577
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	75,000	71,669
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (a)	75,000	70,685
4.30%, 05/15/28 (a)	100,000	97,539
3.70%, 11/15/28 (a)	50,000	47,529
5.75%, 03/15/29 (a)	50,000	51,549
Pacific Gas & Electric Co.
3.45%, 07/01/25	150,000	146,485
3.15%, 01/01/26	330,000	318,041
2.95%, 03/01/26 (a)	100,000	95,733
3.30%, 03/15/27 (a)	75,000	71,146
5.45%, 06/15/27 (a)	75,000	75,075
2.10%, 08/01/27 (a)	150,000	135,528
3.30%, 12/01/27 (a)	125,000	116,599
3.00%, 06/15/28 (a)	125,000	114,341
3.75%, 07/01/28	125,000	117,424
4.65%, 08/01/28 (a)	100,000	96,866
6.10%, 01/15/29 (a)	100,000	102,389
4.20%, 03/01/29 (a)	75,000	70,992
5.55%, 05/15/29 (a)	150,000	150,388
PacifiCorp
5.10%, 02/15/29 (a)	100,000	99,920
3.50%, 06/15/29 (a)	75,000	69,736
PECO Energy Co.
3.15%, 10/15/25 (a)	50,000	48,724
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	110,000	105,587
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	100,000	93,336
2.25%, 09/15/26 (a)	60,000	56,411
3.00%, 05/15/27 (a)	75,000	71,179
3.70%, 05/01/28 (a)	85,000	81,289
3.20%, 05/15/29 (a)	75,000	69,418
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Service Enterprise Group, Inc.
0.80%, 08/15/25 (a)	100,000	95,016
5.85%, 11/15/27 (a)	100,000	101,749
5.88%, 10/15/28 (a)	100,000	102,333
5.20%, 04/01/29 (a)	100,000	99,784
Puget Energy, Inc.
2.38%, 06/15/28 (a)	75,000	67,007
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	100,000	95,318
4.95%, 08/15/28 (a)	115,000	114,528
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	85,000	81,126
Southern California Edison Co.
3.70%, 08/01/25 (a)	170,000	166,598
1.20%, 02/01/26 (a)	80,000	74,977
4.88%, 02/01/27 (a)	100,000	99,273
4.70%, 06/01/27 (a)	100,000	98,654
5.85%, 11/01/27 (a)	150,000	152,974
3.65%, 03/01/28 (a)	50,000	47,397
5.30%, 03/01/28 (a)	110,000	110,267
5.65%, 10/01/28 (a)	140,000	142,516
4.20%, 03/01/29 (a)	125,000	119,677
5.15%, 06/01/29 (a)	100,000	100,011
Southern Co.
5.15%, 10/06/25	100,000	99,648
3.25%, 07/01/26 (a)	290,000	278,968
5.11%, 08/01/27 (e)	100,000	99,796
1.75%, 03/15/28 (a)	75,000	66,564
4.85%, 06/15/28 (a)	100,000	98,988
5.50%, 03/15/29 (a)	145,000	146,981
4.00%, 01/15/51 (a)(b)	223,000	216,573
3.75%, 09/15/51 (a)(b)	180,000	169,180
Southern Power Co.
4.15%, 12/01/25 (a)	105,000	103,299
0.90%, 01/15/26 (a)	90,000	83,927
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	75,000	70,592
2.75%, 10/01/26 (a)	145,000	136,916
4.10%, 09/15/28 (a)	75,000	71,566
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	100,000	101,858
Tampa Electric Co.
4.90%, 03/01/29 (a)	75,000	74,549
Union Electric Co.
3.50%, 03/15/29 (a)	75,000	70,853
Virginia Electric & Power Co.
3.15%, 01/15/26 (a)	110,000	106,523
2.95%, 11/15/26 (a)	75,000	71,399
3.50%, 03/15/27 (a)	100,000	96,022
3.75%, 05/15/27 (a)	100,000	96,369
3.80%, 04/01/28 (a)	100,000	95,768
WEC Energy Group, Inc.
5.00%, 09/27/25 (a)	100,000	99,359
4.75%, 01/09/26 (a)	160,000	158,363
5.15%, 10/01/27 (a)	120,000	119,729
1.38%, 10/15/27 (a)	100,000	88,601
4.75%, 01/15/28 (a)	100,000	99,065
2.20%, 12/15/28 (a)	50,000	44,101
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	50,000	44,314
5.00%, 05/15/29 (a)	75,000	75,139
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Xcel Energy, Inc.
3.35%, 12/01/26 (a)	75,000	71,606
1.75%, 03/15/27 (a)	100,000	91,074
4.00%, 06/15/28 (a)	125,000	119,207
		23,335,303
Natural Gas 0.5%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	75,000	70,927
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	180,000	180,700
NiSource, Inc.
0.95%, 08/15/25 (a)	185,000	175,770
3.49%, 05/15/27 (a)	170,000	162,219
5.25%, 03/30/28 (a)	155,000	154,899
ONE Gas, Inc.
5.10%, 04/01/29 (a)	70,000	70,295
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	100,000	92,488
Sempra
5.40%, 08/01/26 (a)	35,000	34,991
3.25%, 06/15/27 (a)	135,000	127,474
3.40%, 02/01/28 (a)	150,000	141,174
3.70%, 04/01/29 (a)	75,000	70,243
4.13%, 04/01/52 (a)(b)	165,000	152,411
Southern California Gas Co.
2.60%, 06/15/26 (a)	100,000	94,989
2.95%, 04/15/27 (a)	145,000	136,610
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	55,000	52,856
Southwest Gas Corp.
5.45%, 03/23/28 (a)	95,000	95,701
3.70%, 04/01/28 (a)	50,000	47,548
Spire, Inc.
5.30%, 03/01/26	55,000	54,878
		1,916,173
Utility Other 0.1%
American Water Capital Corp.
2.95%, 09/01/27 (a)	104,000	97,452
3.75%, 09/01/28 (a)	100,000	95,314
3.45%, 06/01/29 (a)	100,000	93,132
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	75,000	69,685
United Utilities PLC
6.88%, 08/15/28	50,000	52,556
		408,139
		25,659,615
Total Corporates (Cost $409,786,253)		402,330,272

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (h)	1,151,484	1,151,484
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (h)(i)	563,668	563,668
		1,715,152
Total Short-Term Investments (Cost $1,715,152)		1,715,152
Total Investments in Securities (Cost $411,501,405)		404,045,424

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
5 Year US Treasury Notes (CBOT), expires 09/30/24	12	1,278,937	4,140
Short
3 Year US Treasury Notes (CBOT), expires 09/30/24	(1)	(207,984)	(392)
Total Net Unrealized Appreciation on Futures Contracts			3,748

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,840,776 or 0.7% of net assets.

(d)	All or a portion of this security is on loan. Securities on loan were valued at $546,725.
(e)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(f)	Issuer is affiliated with the fund’s investment adviser.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	The rate shown is the annualized 7-day yield.
(i)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended June 30, 2024:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 6/30/24	FACE AMOUNT AT 6/30/24	INTEREST INCOME EARNED
CORPORATES 0.4% OF NET ASSETS

Financial Institutions 0.4%
Brokerage/Asset Managers/Exchanges 0.4%
Charles Schwab Corp.
3.00%, 03/10/25	$38,980	$9,739	($48,896 )	$55	($179 )	$301	$—	$—	$377
4.20%, 03/24/25	84,068	—	(83,997)	(3,206)	3,753	(618)	—	—	902
3.63%, 04/01/25	54,041	—	(54,028)	(1,757)	2,151	(407)	—	—	670
3.85%, 05/21/25	93,319	—	(93,540)	(3,746)	5,165	(1,198)	—	—	1,544
3.45%, 02/13/26	29,098	19,394	—	—	352	(294)	48,550	50,000	597
0.90%, 03/11/26	160,522	4,594	—	—	1,794	150	167,060	180,000	803
1.15%, 05/13/26	123,839	9,257	—	—	967	140	134,203	145,000	780
5.88%, 08/24/26	102,617	50,763	—	—	(1,358)	(253)	151,769	150,000	3,558
3.20%, 03/02/27	71,612	14,286	—	—	(441)	227	85,684	90,000	1,232
2.45%, 03/03/27	195,659	—	—	—	(579)	854	195,934	210,000	2,573
3.30%, 04/01/27	47,741	52,461	—	—	(371)	393	100,224	105,000	1,685
3.20%, 01/25/28	85,025	—	—	—	(1,323)	802	84,504	90,000	1,440
2.00%, 03/20/28	142,633	17,732	—	—	(943)	2,202	161,624	180,000	1,779
4.00%, 02/01/29	—	81,566	—	—	(75)	150	81,641	85,000	797
5.64%, 05/19/29	179,897	—	—	—	(2,516)	18	177,399	175,000	4,938
3.25%, 05/22/29	—	83,144	—	—	(259)	81	82,966	90,000	197
6.20%, 11/17/29	183,989	10,368	—	—	(1,558)	(364)	192,435	185,000	5,570
Total	$1,593,040	$353,304	($280,461 )	($8,654 )	$4,580	$2,184	$1,663,993		$29,442

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$402,330,272	$—	$402,330,272
Short-Term Investments[1]	1,715,152	—	—	1,715,152
Futures Contracts[2]	4,140	—	—	4,140
Liabilities
Futures Contracts[2]	(392)	—	—	(392)
Total	$1,718,900	$402,330,272	$—	$404,049,172

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $1,694,321)		$1,663,993
Investments in securities, at value - unaffiliated issuers (cost $409,807,084) including securities on loan of $546,725		402,381,431
Deposit with broker for futures contracts		58,500
Receivables:
Investments sold		10,107,736
Interest		4,443,407
Dividends		4,828
Income from securities on loan	+	555
Total assets		418,660,450

Liabilities
Collateral held for securities on loan		563,668
Payables:
Investments bought		9,928,171
Management fees		9,899
Variation margin on futures contracts	+	495
Total liabilities		10,502,233
Net assets		$408,158,217

Net Assets by Source
Capital received from investors		$423,365,076
Total distributable loss	+	(15,206,859)
Net assets		$408,158,217

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$408,158,217		8,450,000		$48.30

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated issuers (net of foreign withholding tax of $1,299)		$7,617,560
Interest received from securities - affiliated issuers		31,626
Dividends received from securities - unaffiliated issuers		30,107
Other Interest		1,402
Securities on loan, net	+	3,060
Total investment income		7,683,755

Expenses
Management fees		58,928
Total expenses	–	58,928
Net investment income		7,624,827

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(8,654)
Net realized losses on sales of securities - unaffiliated issuers		(2,062,161)
Net realized losses on sales of in-kind redemptions - unaffiliated issuers		(179,924)
Net realized losses on futures contracts	+	(4,482)
Net realized losses		(2,255,221)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		4,580
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		753,521
Net change in unrealized appreciation (depreciation) on futures contracts	+	3,748
Net change in unrealized appreciation (depreciation)	+	761,849
Net realized and unrealized losses		(1,493,372)
Increase in net assets resulting from operations		$6,131,455
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 1-5 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$7,624,827	$11,404,621
Net realized losses		(2,255,221)	(6,146,188)
Net change in unrealized appreciation (depreciation)	+	761,849	17,435,295
Increase in net assets resulting from operations		$6,131,455	$22,693,728

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($6,457,730 )	($11,400,855 )

TRANSACTIONS IN FUND SHARES
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,500,000	$72,230,940	1,550,000	$73,262,790
Shares redeemed	+	(1,100,000)	(52,919,908)	(1,400,000)	(66,254,146)
Net transactions in fund shares		400,000	$19,311,032	150,000	$7,008,644

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,050,000	$389,173,460	7,900,000	$370,871,943
Total increase	+	400,000	18,984,757	150,000	18,301,517
End of period		8,450,000	$408,158,217	8,050,000	$389,173,460
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 6/30/24*	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20	10/10/19[1]– 12/31/19
Per-Share Data
Net asset value at beginning of period	$44.98	$43.19	$51.73	$53.69	$50.07	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	1.14	2.19	1.35	1.02	1.26	0.29
Net realized and unrealized gains (losses)	(1.03)	1.52	(8.55)	(1.98)	3.60	0.04
Total from investment operations	0.11	3.71	(7.20)	(0.96)	4.86	0.33
Less distributions:
Distributions from net investment income	(0.95)	(1.92)	(1.34)	(1.00)	(1.24)	(0.26)
Net asset value at end of period	$44.14	$44.98	$43.19	$51.73	$53.69	$50.07
Total return	0.27%[3]	8.84%	(14.00%)	(1.80%)	9.83%	0.67%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4]	0.03%	0.04%[5,6]	0.05%[7]	0.05%	0.06%[4,8]
Net investment income (loss)	5.18%[4]	5.05%	2.97%	1.96%	2.43%	2.61%[4]
Portfolio turnover rate[9]	17%[3]	24%	10%	11%	36%	8%[3]
Net assets, end of period (x 1,000,000)	$6,598	$5,762	$328	$375	$191	$110

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective July 1, 2022, the annual operating expense ratio was reduced to 0.03%. The ratio presented for the period ended December 31, 2022, is a blended ratio.
[6]	Ratio includes less than 0.005% of non-routine proxy expenses.
[7]	Effective December 20, 2021, the annual operating expense ratio was reduced to 0.04%. The ratio presented for the period ended December 31, 2021, is a blended ratio.
[8]	Effective December 13, 2019, the annual operating expense ratio was reduced to 0.05%. The ratio presented for the period ended December 31, 2019, is a blended ratio.
[9]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.4% OF NET ASSETS

Financial Institutions 36.0%
Banking 23.9%
Ally Financial, Inc.
8.00%, 11/01/31	8,752,000	9,674,005
American Express Co.
6.49%, 10/30/31 (a)(b)	3,525,000	3,758,743
4.99%, 05/26/33 (a)(b)	2,610,000	2,520,373
4.42%, 08/03/33 (a)(b)	4,205,000	3,970,950
5.04%, 05/01/34 (a)(b)	4,415,000	4,320,740
5.63%, 07/28/34 (a)(b)	1,740,000	1,745,290
5.92%, 04/25/35 (a)(b)	1,825,000	1,859,310
Banco Bilbao Vizcaya Argentaria SA
7.88%, 11/15/34 (a)(b)	2,600,000	2,840,266
6.03%, 03/13/35 (a)(b)	3,400,000	3,395,444
Banco Santander SA
3.49%, 05/28/30	3,400,000	3,047,964
2.75%, 12/03/30	5,400,000	4,500,306
2.96%, 03/25/31	2,600,000	2,223,598
3.23%, 11/22/32 (a)(b)	3,200,000	2,675,264
6.92%, 08/08/33	7,000,000	7,325,500
6.94%, 11/07/33	5,200,000	5,685,316
6.35%, 03/14/34	4,400,000	4,416,368
Bank of America Corp.
3.19%, 07/23/30 (a)(b)	8,660,000	7,866,917
2.88%, 10/22/30 (a)(b)	7,055,000	6,283,747
2.50%, 02/13/31 (a)(b)	12,220,000	10,566,023
2.59%, 04/29/31 (a)(b)	10,080,000	8,717,688
1.90%, 07/23/31 (a)(b)	9,530,000	7,850,909
1.92%, 10/24/31 (a)(b)	8,675,000	7,098,926
2.65%, 03/11/32 (a)(b)	6,715,000	5,688,612
2.69%, 04/22/32 (a)(b)	15,840,000	13,407,926
2.30%, 07/21/32 (a)(b)	12,980,000	10,632,697
2.57%, 10/20/32 (a)(b)	11,255,000	9,338,949
2.97%, 02/04/33 (a)(b)	13,010,000	11,018,299
4.57%, 04/27/33 (a)(b)	13,965,000	13,181,982
5.02%, 07/22/33 (a)(b)	17,350,000	16,956,675
5.29%, 04/25/34 (a)(b)	17,410,000	17,238,860
5.87%, 09/15/34 (a)(b)	12,925,000	13,303,832
5.47%, 01/23/35 (a)(b)	17,345,000	17,332,858
2.48%, 09/21/36 (a)(b)	7,075,000	5,654,057
3.85%, 03/08/37 (a)(b)	8,738,000	7,686,032
Bank of Montreal
5.51%, 06/04/31 (a)	2,740,000	2,770,030
3.09%, 01/10/37 (a)(b)	4,395,000	3,596,253
Bank of New York Mellon Corp.
3.30%, 08/23/29 (a)	2,635,000	2,412,158
4.60%, 07/26/30 (a)(b)	1,890,000	1,848,193
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 01/28/31 (a)	1,645,000	1,334,424
1.80%, 07/28/31 (a)	1,840,000	1,489,241
2.50%, 01/26/32 (a)	1,640,000	1,373,451
4.29%, 06/13/33 (a)(b)	2,680,000	2,504,916
5.83%, 10/25/33 (a)(b)	4,860,000	5,039,820
4.71%, 02/01/34 (a)(b)	2,745,000	2,630,094
4.97%, 04/26/34 (a)(b)	3,255,000	3,177,108
6.47%, 10/25/34 (a)(b)	3,815,000	4,120,086
5.19%, 03/14/35 (a)(b)	3,585,000	3,540,367
Bank of Nova Scotia
5.45%, 08/01/29	2,350,000	2,373,665
4.85%, 02/01/30	4,345,000	4,275,697
2.15%, 08/01/31	2,170,000	1,780,029
2.45%, 02/02/32	3,015,000	2,490,179
5.65%, 02/01/34	3,005,000	3,055,394
4.59%, 05/04/37 (a)(b)	4,405,000	3,975,424
BankUnited, Inc.
5.13%, 06/11/30 (a)	1,050,000	945,935
Barclays PLC
2.65%, 06/24/31 (a)(b)	3,350,000	2,846,864
2.67%, 03/10/32 (a)(b)	3,395,000	2,822,637
2.89%, 11/24/32 (a)(b)	4,307,000	3,568,005
5.75%, 08/09/33 (a)(b)	3,375,000	3,371,085
7.44%, 11/02/33 (a)(b)	6,945,000	7,645,542
6.22%, 05/09/34 (a)(b)	7,035,000	7,219,669
7.12%, 06/27/34 (a)(b)	5,215,000	5,545,527
6.69%, 09/13/34 (a)(b)	5,315,000	5,639,534
3.56%, 09/23/35 (a)(b)	3,589,000	3,087,078
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (a)	3,470,000	3,075,704
6.09%, 10/03/33 (a)	3,815,000	3,956,041
Capital One Financial Corp.
5.25%, 07/26/30 (a)(b)	3,067,000	3,011,886
7.62%, 10/30/31 (a)(b)	6,095,000	6,709,437
2.36%, 07/29/32 (a)(b)	3,540,000	2,769,979
2.62%, 11/02/32 (a)(b)	1,755,000	1,429,816
5.27%, 05/10/33 (a)(b)	3,720,000	3,596,236
5.82%, 02/01/34 (a)(b)	4,439,000	4,395,453
6.38%, 06/08/34 (a)(b)	6,180,000	6,350,135
6.05%, 02/01/35 (a)(b)	3,355,000	3,378,217
Citibank NA
5.57%, 04/30/34 (a)	7,050,000	7,167,946
Citigroup, Inc.
2.98%, 11/05/30 (a)(b)	7,725,000	6,883,207
2.67%, 01/29/31 (a)(b)	7,895,000	6,875,440
4.41%, 03/31/31 (a)(b)	13,940,000	13,291,790
2.57%, 06/03/31 (a)(b)	12,125,000	10,410,646
2.56%, 05/01/32 (a)(b)	10,305,000	8,595,504
6.63%, 06/15/32	3,470,000	3,705,821
2.52%, 11/03/32 (a)(b)	5,825,000	4,793,742
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.06%, 01/25/33 (a)(b)	10,385,000	8,816,138
5.88%, 02/22/33	1,695,000	1,730,595
3.79%, 03/17/33 (a)(b)	10,398,000	9,273,456
4.91%, 05/24/33 (a)(b)	8,685,000	8,353,320
6.00%, 10/31/33	2,425,000	2,493,482
6.27%, 11/17/33 (a)(b)	9,580,000	10,049,228
6.17%, 05/25/34 (a)(b)	11,115,000	11,312,736
5.83%, 02/13/35 (a)(b)	8,550,000	8,480,317
5.45%, 06/11/35 (a)(b)	8,750,000	8,687,000
Citizens Financial Group, Inc.
2.50%, 02/06/30 (a)	1,110,000	941,724
3.25%, 04/30/30 (a)	2,640,000	2,325,682
2.64%, 09/30/32 (a)	2,000,000	1,534,660
6.65%, 04/25/35 (a)(b)	2,630,000	2,724,049
5.64%, 05/21/37 (a)(b)	1,425,000	1,324,110
Comerica Bank
5.33%, 08/25/33 (a)(b)	1,755,000	1,582,185
Credit Suisse USA LLC
7.13%, 07/15/32	2,635,000	2,898,922
Deutsche Bank AG
5.88%, 07/08/31 (a)(b)	1,600,000	1,569,328
3.55%, 09/18/31 (a)(b)	5,295,000	4,662,830
3.73%, 01/14/32 (a)(b)	4,440,000	3,754,642
3.04%, 05/28/32 (a)(b)	3,245,000	2,726,741
3.74%, 01/07/33 (a)(b)	4,255,000	3,506,120
7.08%, 02/10/34 (a)(b)	5,300,000	5,399,375
Discover Bank
2.70%, 02/06/30 (a)	1,785,000	1,533,868
Discover Financial Services
6.70%, 11/29/32 (a)	2,540,000	2,651,150
7.96%, 11/02/34 (a)(b)	3,500,000	3,938,550
Fifth Third Bancorp
4.77%, 07/28/30 (a)(b)	3,300,000	3,176,877
5.63%, 01/29/32 (a)(b)	3,510,000	3,481,113
4.34%, 04/25/33 (a)(b)	2,110,000	1,926,050
First Horizon Bank
5.75%, 05/01/30 (a)	1,560,000	1,486,930
Goldman Sachs Capital I
6.35%, 02/15/34	3,345,000	3,459,265
Goldman Sachs Group, Inc.
2.60%, 02/07/30 (a)	6,965,000	6,105,658
3.80%, 03/15/30 (a)	8,615,000	8,057,351
1.99%, 01/27/32 (a)(b)	8,580,000	6,973,652
2.62%, 04/22/32 (a)(b)	12,905,000	10,853,234
2.38%, 07/21/32 (a)(b)	13,970,000	11,486,972
2.65%, 10/21/32 (a)(b)	10,350,000	8,614,926
6.13%, 02/15/33	3,590,000	3,806,010
3.10%, 02/24/33 (a)(b)	13,850,000	11,853,107
6.56%, 10/24/34 (a)(b)	4,430,000	4,767,477
5.85%, 04/25/35 (a)(b)	8,630,000	8,845,923
HSBC Holdings PLC
4.95%, 03/31/30	8,795,000	8,646,364
2.85%, 06/04/31 (a)(b)	5,150,000	4,451,969
2.36%, 08/18/31 (a)(b)	5,205,000	4,350,339
5.73%, 05/17/32 (a)(b)	4,830,000	4,845,456
2.80%, 05/24/32 (a)(b)	10,435,000	8,745,469
2.87%, 11/22/32 (a)(b)	6,085,000	5,067,284
4.76%, 03/29/33 (a)(b)	6,965,000	6,441,928
5.40%, 08/11/33 (a)(b)	8,590,000	8,493,706
8.11%, 11/03/33 (a)(b)	7,000,000	7,918,680
6.25%, 03/09/34 (a)(b)	7,750,000	8,076,352
6.55%, 06/20/34 (a)(b)	6,920,000	7,148,014
7.40%, 11/13/34 (a)(b)	6,845,000	7,428,331
5.72%, 03/04/35 (a)(b)	4,445,000	4,472,692
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	2,425,000	2,076,503
5.02%, 05/17/33 (a)(b)	1,405,000	1,330,521
5.71%, 02/02/35 (a)(b)	4,400,000	4,337,432
2.49%, 08/15/36 (a)(b)	1,985,000	1,511,280
Huntington National Bank
5.65%, 01/10/30 (a)	3,150,000	3,152,079
ING Groep NV
2.73%, 04/01/32 (a)(b)	2,685,000	2,267,858
4.25%, 03/28/33 (a)(b)	3,550,000	3,284,886
6.11%, 09/11/34 (a)(b)	4,395,000	4,532,476
5.55%, 03/19/35 (a)(b)	5,125,000	5,066,626
JPMorgan Chase & Co.
8.75%, 09/01/30	1,690,000	1,976,033
2.74%, 10/15/30 (a)(b)	13,035,000	11,534,671
4.49%, 03/24/31 (a)(b)	10,425,000	10,062,627
2.52%, 04/22/31 (a)(b)	9,345,000	8,082,117
2.96%, 05/13/31 (a)(b)	10,505,000	9,210,994
1.76%, 11/19/31 (a)(b)	4,680,000	3,805,261
1.95%, 02/04/32 (a)(b)	10,350,000	8,434,111
2.58%, 04/22/32 (a)(b)	12,250,000	10,353,332
2.55%, 11/08/32 (a)(b)	10,445,000	8,713,115
2.96%, 01/25/33 (a)(b)	12,100,000	10,319,122
4.59%, 04/26/33 (a)(b)	8,675,000	8,262,851
4.91%, 07/25/33 (a)(b)	15,680,000	15,241,901
5.72%, 09/14/33 (a)(b)	12,215,000	12,462,964
5.35%, 06/01/34 (a)(b)	15,705,000	15,642,808
6.25%, 10/23/34 (a)(b)	10,495,000	11,137,504
5.34%, 01/23/35 (a)(b)	10,250,000	10,201,005
5.77%, 04/22/35 (a)(b)	10,435,000	10,717,371
KeyBank NA
4.90%, 08/08/32	2,505,000	2,233,583
5.00%, 01/26/33 (a)	3,505,000	3,234,519
KeyCorp
2.55%, 10/01/29	2,460,000	2,089,401
4.79%, 06/01/33 (a)(b)	2,655,000	2,424,227
6.40%, 03/06/35 (a)(b)	3,525,000	3,577,946
Lloyds Banking Group PLC
4.98%, 08/11/33 (a)(b)	4,350,000	4,160,471
7.95%, 11/15/33 (a)(b)	3,475,000	3,907,394
5.68%, 01/05/35 (a)(b)	6,900,000	6,879,162
M&T Bank Corp.
6.08%, 03/13/32 (a)(b)	2,980,000	2,972,490
5.05%, 01/27/34 (a)(b)	3,490,000	3,232,403
Mitsubishi UFJ Financial Group, Inc.
3.20%, 07/18/29	5,670,000	5,172,571
2.56%, 02/25/30	3,990,000	3,478,043
2.05%, 07/17/30	4,380,000	3,660,454
5.48%, 02/22/31 (a)(b)	1,845,000	1,862,583
2.31%, 07/20/32 (a)(b)	6,495,000	5,348,892
2.49%, 10/13/32 (a)(b)	2,680,000	2,222,310
2.85%, 01/19/33 (a)(b)	3,475,000	2,940,997
4.32%, 04/19/33 (a)(b)	2,250,000	2,103,975
5.13%, 07/20/33 (a)(b)	5,415,000	5,341,898
5.47%, 09/13/33 (a)(b)	2,450,000	2,477,489
5.44%, 02/22/34 (a)(b)	4,505,000	4,539,914
5.41%, 04/19/34 (a)(b)(c)	3,455,000	3,475,557
5.43%, 04/17/35 (a)(b)	5,450,000	5,432,015
Mizuho Financial Group, Inc.
3.15%, 07/16/30 (a)(b)	2,785,000	2,510,900
2.87%, 09/13/30 (a)(b)	1,775,000	1,570,130
2.59%, 05/25/31 (a)(b)	1,830,000	1,567,468
5.74%, 05/27/31 (a)(b)	2,450,000	2,486,089
2.20%, 07/10/31 (a)(b)	3,590,000	2,995,137
1.98%, 09/08/31 (a)(b)	2,790,000	2,283,141
2.56%, 09/13/31	3,225,000	2,622,925
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.17%, 05/22/32 (a)(b)	2,375,000	1,925,294
2.26%, 07/09/32 (a)(b)	975,000	792,968
5.67%, 09/13/33 (a)(b)	2,780,000	2,805,826
5.75%, 05/27/34 (a)(b)	3,365,000	3,417,494
5.75%, 07/06/34 (a)(b)	4,055,000	4,120,448
5.58%, 05/26/35 (a)(b)	2,500,000	2,490,350
Morgan Stanley
2.70%, 01/22/31 (a)(b)	12,200,000	10,698,302
3.62%, 04/01/31 (a)(b)	10,390,000	9,538,124
1.79%, 02/13/32 (a)(b)	9,675,000	7,779,184
7.25%, 04/01/32	3,470,000	3,939,109
1.93%, 04/28/32 (a)(b)	8,375,000	6,737,771
2.24%, 07/21/32 (a)(b)	12,235,000	10,014,592
2.51%, 10/20/32 (a)(b)	8,865,000	7,337,649
2.94%, 01/21/33 (a)(b)	8,625,000	7,336,597
4.89%, 07/20/33 (a)(b)	7,045,000	6,796,946
6.34%, 10/18/33 (a)(b)	10,370,000	11,022,999
5.25%, 04/21/34 (a)(b)	11,260,000	11,093,239
5.42%, 07/21/34 (a)(b)	8,740,000	8,698,135
6.63%, 11/01/34 (a)(b)	7,165,000	7,746,296
5.47%, 01/18/35 (a)(b)	8,680,000	8,669,410
5.83%, 04/19/35 (a)(b)	9,925,000	10,187,318
2.48%, 09/16/36 (a)(b)	10,610,000	8,401,316
5.30%, 04/20/37 (a)(b)	6,900,000	6,614,064
5.95%, 01/19/38 (a)(b)	6,845,000	6,812,692
5.94%, 02/07/39 (a)(b)	5,150,000	5,103,341
NatWest Group PLC
6.02%, 03/02/34 (a)(b)	3,390,000	3,475,699
5.78%, 03/01/35 (a)(b)	5,225,000	5,248,356
3.03%, 11/28/35 (a)(b)	2,930,000	2,457,801
Northern Trust Corp.
1.95%, 05/01/30 (a)	3,460,000	2,939,754
6.13%, 11/02/32 (a)	3,385,000	3,555,943
PNC Bank NA
2.70%, 10/22/29	2,508,000	2,189,634
PNC Financial Services Group, Inc.
2.55%, 01/22/30 (a)	6,825,000	5,987,504
2.31%, 04/23/32 (a)(b)	3,347,000	2,771,918
4.63%, 06/06/33 (a)(b)	3,014,000	2,795,967
6.04%, 10/28/33 (a)(b)	5,254,000	5,422,391
5.07%, 01/24/34 (a)(b)	5,214,000	5,042,564
5.94%, 08/18/34 (a)(b)	2,645,000	2,713,638
6.88%, 10/20/34 (a)(b)	7,825,000	8,531,597
5.68%, 01/22/35 (a)(b)	5,265,000	5,294,326
Royal Bank of Canada
2.30%, 11/03/31	5,290,000	4,384,405
3.88%, 05/04/32	3,585,000	3,285,222
5.00%, 02/01/33	6,090,000	6,006,445
5.00%, 05/02/33	3,110,000	3,070,534
5.15%, 02/01/34	4,000,000	3,974,720
Santander Holdings USA, Inc.
7.66%, 11/09/31 (a)(b)	1,720,000	1,865,030
6.34%, 05/31/35 (a)(b)	2,630,000	2,627,186
Santander U.K. Group Holdings PLC
2.90%, 03/15/32 (a)(b)	2,035,000	1,714,447
State Street Corp.
2.40%, 01/24/30	2,695,000	2,375,535
2.20%, 03/03/31	3,000,000	2,518,950
3.15%, 03/30/31 (a)(b)	1,550,000	1,401,913
2.62%, 02/07/33 (a)(b)	1,930,000	1,621,528
4.42%, 05/13/33 (a)(b)	1,815,000	1,718,932
4.16%, 08/04/33 (a)(b)	2,600,000	2,410,850
4.82%, 01/26/34 (a)(b)	2,625,000	2,537,010
5.16%, 05/18/34 (a)(b)	3,425,000	3,389,860
3.03%, 11/01/34 (a)(b)	1,620,000	1,437,718
6.12%, 11/21/34 (a)(b)	1,750,000	1,818,653
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sumitomo Mitsui Financial Group, Inc.
3.04%, 07/16/29	8,635,000	7,791,533
3.20%, 09/17/29	1,600,000	1,451,424
2.72%, 09/27/29	1,735,000	1,538,563
5.71%, 01/13/30	4,795,000	4,891,811
2.75%, 01/15/30	4,480,000	3,932,813
2.13%, 07/08/30	5,325,000	4,457,185
5.85%, 07/13/30	1,865,000	1,915,038
2.14%, 09/23/30	2,895,000	2,412,461
1.71%, 01/12/31	1,870,000	1,499,964
2.22%, 09/17/31	3,465,000	2,823,559
5.77%, 01/13/33	6,145,000	6,323,328
5.78%, 07/13/33	2,265,000	2,334,671
5.81%, 09/14/33	3,240,000	3,362,828
Synchrony Financial
2.88%, 10/28/31 (a)	2,645,000	2,126,210
Toronto-Dominion Bank
2.00%, 09/10/31	3,125,000	2,544,563
2.45%, 01/12/32	2,135,000	1,758,664
3.20%, 03/10/32	5,260,000	4,556,528
4.46%, 06/08/32	6,860,000	6,471,175
Truist Bank
2.25%, 03/11/30 (a)	4,100,000	3,420,835
Truist Financial Corp.
1.95%, 06/05/30 (a)	2,690,000	2,229,203
4.92%, 07/28/33 (a)(b)	3,565,000	3,307,785
6.12%, 10/28/33 (a)(b)	2,630,000	2,693,041
5.12%, 01/26/34 (a)(b)	5,275,000	5,055,718
5.87%, 06/08/34 (a)(b)	6,035,000	6,088,470
5.71%, 01/24/35 (a)(b)	6,925,000	6,899,931
U.S. Bancorp
3.00%, 07/30/29 (a)	3,500,000	3,134,740
1.38%, 07/22/30 (a)	4,280,000	3,452,548
2.68%, 01/27/33 (a)(b)	2,964,000	2,453,866
4.97%, 07/22/33 (a)(b)	4,545,000	4,308,751
5.85%, 10/21/33 (a)(b)	5,225,000	5,315,549
4.84%, 02/01/34 (a)(b)	6,950,000	6,596,245
5.84%, 06/12/34 (a)(b)	5,946,000	6,036,320
5.68%, 01/23/35 (a)(b)	7,000,000	7,036,330
2.49%, 11/03/36 (a)(b)	4,589,000	3,618,794
Wells Fargo & Co.
7.95%, 11/15/29	1,025,000	1,140,702
2.88%, 10/30/30 (a)(b)	12,195,000	10,818,063
2.57%, 02/11/31 (a)(b)	10,445,000	9,045,266
4.48%, 04/04/31 (a)(b)	8,620,000	8,260,374
3.35%, 03/02/33 (a)(b)	13,810,000	11,993,156
4.90%, 07/25/33 (a)(b)	14,700,000	14,158,599
5.39%, 04/24/34 (a)(b)	13,085,000	12,947,607
5.56%, 07/25/34 (a)(b)	14,670,000	14,676,748
6.49%, 10/23/34 (a)(b)	11,225,000	11,979,320
5.50%, 01/23/35 (a)(b)	10,485,000	10,464,974
Westpac Banking Corp.
2.65%, 01/16/30	2,645,000	2,356,960
2.15%, 06/03/31	3,475,000	2,908,610
5.41%, 08/10/33 (a)(b)	3,485,000	3,407,250
6.82%, 11/17/33	2,490,000	2,678,518
4.11%, 07/24/34 (a)(b)	4,350,000	4,022,619
2.67%, 11/15/35 (a)(b)	5,260,000	4,350,020
3.02%, 11/18/36 (a)(b)	4,390,000	3,609,107
Zions Bancorp NA
3.25%, 10/29/29 (a)	1,780,000	1,488,561
		1,577,245,092
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brokerage/Asset Managers/Exchanges 2.0%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	1,210,000	1,080,712
Ameriprise Financial, Inc.
4.50%, 05/13/32 (a)	1,755,000	1,691,644
5.15%, 05/15/33 (a)	2,690,000	2,697,882
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	1,855,000	1,963,091
BlackRock Funding, Inc.
5.00%, 03/14/34 (a)	3,450,000	3,427,299
BlackRock, Inc.
2.40%, 04/30/30 (a)	3,380,000	2,952,599
1.90%, 01/28/31 (a)	4,460,000	3,700,284
2.10%, 02/25/32 (a)	3,485,000	2,840,658
4.75%, 05/25/33 (a)	4,440,000	4,355,063
Blue Owl Finance LLC
6.25%, 04/18/34 (a)(d)	3,120,000	3,132,823
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	1,905,000	1,960,493
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	2,045,000	1,641,746
Brookfield Finance, Inc.
4.35%, 04/15/30 (a)	2,690,000	2,551,115
2.72%, 04/15/31 (a)	1,760,000	1,492,357
6.35%, 01/05/34 (a)	2,475,000	2,598,651
Cboe Global Markets, Inc.
1.63%, 12/15/30 (a)	1,805,000	1,476,310
3.00%, 03/16/32 (a)	1,055,000	911,436
Charles Schwab Corp.
2.75%, 10/01/29 (a)(e)	1,600,000	1,438,928
4.63%, 03/22/30 (a)(c)(e)	1,725,000	1,696,762
1.65%, 03/11/31 (a)(e)	2,555,000	2,054,578
2.30%, 05/13/31 (a)(e)	2,545,000	2,138,131
1.95%, 12/01/31 (a)(e)	2,940,000	2,354,058
2.90%, 03/03/32 (a)(e)	3,420,000	2,927,315
5.85%, 05/19/34 (a)(b)(e)	4,475,000	4,567,588
6.14%, 08/24/34 (a)(b)(e)	4,670,000	4,866,560
CI Financial Corp.
3.20%, 12/17/30 (a)	3,370,000	2,658,896
CME Group, Inc.
2.65%, 03/15/32 (a)	2,640,000	2,266,836
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	2,810,000	2,274,245
Intercontinental Exchange, Inc.
2.10%, 06/15/30 (a)	4,315,000	3,663,910
5.25%, 06/15/31 (a)	2,500,000	2,521,150
1.85%, 09/15/32 (a)	5,210,000	4,042,126
4.60%, 03/15/33 (a)	5,340,000	5,101,889
Jefferies Financial Group, Inc.
4.15%, 01/23/30	3,480,000	3,238,070
2.63%, 10/15/31 (a)	3,615,000	2,927,138
2.75%, 10/15/32 (a)	1,720,000	1,376,224
6.20%, 04/14/34 (a)	5,090,000	5,160,904
Lazard Group LLC
6.00%, 03/15/31 (a)	1,450,000	1,466,864
LPL Holdings, Inc.
6.00%, 05/20/34 (a)	1,750,000	1,748,232
Nasdaq, Inc.
1.65%, 01/15/31 (a)	2,280,000	1,831,136
5.55%, 02/15/34 (a)	4,415,000	4,427,141
Nomura Holdings, Inc.
5.61%, 07/06/29	2,195,000	2,206,831
3.10%, 01/16/30	5,200,000	4,597,008
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.68%, 07/16/30	3,300,000	2,808,003
2.61%, 07/14/31	3,500,000	2,884,140
3.00%, 01/22/32	2,820,000	2,358,535
6.18%, 01/18/33	2,500,000	2,602,350
6.09%, 07/12/33	1,950,000	2,030,223
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	1,760,000	1,720,858
Stifel Financial Corp.
4.00%, 05/15/30 (a)	1,465,000	1,351,052
TPG Operating Group II LP
5.88%, 03/05/34 (a)	2,095,000	2,105,789
		131,887,633
Finance Companies 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.15%, 09/30/30 (a)	2,975,000	3,077,756
3.30%, 01/30/32 (a)	14,055,000	12,086,316
3.40%, 10/29/33 (a)	5,300,000	4,450,834
5.30%, 01/19/34 (a)	2,400,000	2,354,712
Air Lease Corp.
3.25%, 10/01/29 (a)	1,785,000	1,616,907
3.00%, 02/01/30 (a)	2,310,000	2,047,699
3.13%, 12/01/30 (a)	2,615,000	2,288,020
5.20%, 07/15/31 (a)	2,000,000	1,955,640
2.88%, 01/15/32 (a)	2,710,000	2,271,034
Ares Capital Corp.
5.95%, 07/15/29 (a)	2,750,000	2,703,030
ARES Capital Corp.
3.20%, 11/15/31 (a)	2,630,000	2,170,381
Ares Strategic Income Fund
6.35%, 08/15/29 (a)(d)	2,445,000	2,425,318
Blackstone Private Credit Fund
5.95%, 07/16/29 (a)(d)	1,500,000	1,470,945
6.25%, 01/25/31 (a)(d)	1,850,000	1,837,235
Blue Owl Credit Income Corp.
6.60%, 09/15/29 (a)(c)(d)	1,775,000	1,751,907
6.65%, 03/15/31 (a)	2,550,000	2,494,920
FS KKR Capital Corp.
6.88%, 08/15/29 (a)	2,050,000	2,032,719
GATX Corp.
4.00%, 06/30/30 (a)	1,695,000	1,579,113
1.90%, 06/01/31 (a)	1,420,000	1,142,305
3.50%, 06/01/32 (a)	1,375,000	1,197,144
4.90%, 03/15/33 (a)	1,355,000	1,298,307
5.45%, 09/15/33 (a)	1,400,000	1,382,080
6.05%, 03/15/34 (a)	1,530,000	1,566,368
6.90%, 05/01/34 (a)	1,500,000	1,634,340
Golub Capital BDC, Inc.
6.00%, 07/15/29 (a)	2,100,000	2,063,628
HPS Corporate Lending Fund
6.25%, 09/30/29 (a)(d)	1,300,000	1,285,583
		62,184,241
Financial Other 0.1%
ORIX Corp.
2.25%, 03/09/31	1,765,000	1,477,234
4.00%, 04/13/32	1,830,000	1,693,116
5.20%, 09/13/32	1,700,000	1,705,882
		4,876,232
Insurance 4.8%
ACE Capital Trust II
9.70%, 04/01/30	1,000,000	1,190,860
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aflac, Inc.
3.60%, 04/01/30 (a)	3,320,000	3,087,168
Alleghany Corp.
3.63%, 05/15/30 (a)	1,720,000	1,601,561
Allstate Corp.
1.45%, 12/15/30 (a)	2,135,000	1,706,143
5.25%, 03/30/33 (a)	2,690,000	2,682,468
5.35%, 06/01/33	1,145,000	1,150,599
American Financial Group, Inc.
5.25%, 04/02/30 (a)	1,095,000	1,089,667
American International Group, Inc.
3.40%, 06/30/30 (a)	1,275,000	1,160,250
5.13%, 03/27/33 (a)	2,615,000	2,580,874
Aon Corp.
2.80%, 05/15/30 (a)	3,630,000	3,184,272
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (a)	1,405,000	1,134,706
2.60%, 12/02/31 (a)	1,700,000	1,417,256
5.00%, 09/12/32 (a)	1,940,000	1,890,705
5.35%, 02/28/33 (a)	2,870,000	2,852,665
Aon North America, Inc.
5.30%, 03/01/31 (a)	2,395,000	2,388,605
5.45%, 03/01/34 (a)	5,400,000	5,382,720
Arch Capital Group Ltd.
7.35%, 05/01/34	1,090,000	1,235,657
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	1,480,000	1,210,004
5.50%, 03/02/33 (a)	1,185,000	1,188,946
6.50%, 02/15/34 (a)	1,435,000	1,521,459
Assurant, Inc.
3.70%, 02/22/30 (a)	1,410,000	1,276,544
2.65%, 01/15/32 (a)	1,015,000	836,259
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)	1,840,000	1,598,150
Athene Holding Ltd.
6.15%, 04/03/30 (a)	1,735,000	1,795,499
3.50%, 01/15/31 (a)	1,570,000	1,391,318
6.65%, 02/01/33 (a)	1,310,000	1,378,513
5.88%, 01/15/34 (a)	2,305,000	2,282,734
AXA SA
8.60%, 12/15/30	3,130,000	3,684,292
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	1,125,000	1,052,528
4.90%, 01/15/40 (a)(b)	1,445,000	1,329,183
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	1,835,000	1,569,989
1.45%, 10/15/30 (a)	2,650,000	2,181,029
2.88%, 03/15/32 (a)	3,285,000	2,876,215
Brighthouse Financial, Inc.
5.63%, 05/15/30 (a)(c)	2,170,000	2,171,324
Brown & Brown, Inc.
2.38%, 03/15/31 (a)	2,385,000	1,972,156
4.20%, 03/17/32 (a)	2,215,000	2,024,333
5.65%, 06/11/34 (a)	2,000,000	1,988,580
Centene Corp.
4.63%, 12/15/29 (a)	12,165,000	11,509,793
3.38%, 02/15/30 (a)	7,020,000	6,231,233
3.00%, 10/15/30 (a)	7,670,000	6,563,219
2.50%, 03/01/31 (a)	7,500,000	6,163,200
2.63%, 08/01/31 (a)	4,570,000	3,744,155
Chubb INA Holdings LLC
1.38%, 09/15/30 (a)	3,385,000	2,762,295
5.00%, 03/15/34 (a)	3,645,000	3,616,095
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CNA Financial Corp.
2.05%, 08/15/30 (a)	1,445,000	1,204,566
5.50%, 06/15/33 (a)	2,135,000	2,133,100
5.13%, 02/15/34 (a)	1,150,000	1,114,960
CNO Financial Group, Inc.
6.45%, 06/15/34 (a)	2,400,000	2,400,024
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	4,870,000	4,364,056
6.05%, 09/15/33 (a)(d)	1,830,000	1,876,903
5.75%, 01/15/34 (a)	2,700,000	2,721,303
Elevance Health, Inc.
2.88%, 09/15/29 (a)	3,110,000	2,799,249
2.25%, 05/15/30 (a)	3,665,000	3,141,528
2.55%, 03/15/31 (a)	3,770,000	3,216,262
4.10%, 05/15/32 (a)	2,100,000	1,950,480
5.50%, 10/15/32 (a)	2,305,000	2,345,960
4.75%, 02/15/33 (a)	3,465,000	3,347,918
5.38%, 06/15/34 (a)	3,250,000	3,266,640
Enstar Group Ltd.
3.10%, 09/01/31 (a)	1,815,000	1,501,404
Equitable Holdings, Inc.
5.59%, 01/11/33 (a)	1,725,000	1,748,822
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (a)	2,400,000	2,289,960
3.38%, 03/03/31 (a)	1,950,000	1,698,411
5.63%, 08/16/32 (a)	2,630,000	2,601,491
6.00%, 12/07/33 (a)(d)	2,125,000	2,159,871
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	2,260,000	2,008,033
2.45%, 03/15/31 (a)	2,205,000	1,799,964
First American Financial Corp.
4.00%, 05/15/30 (a)	1,635,000	1,474,132
2.40%, 08/15/31 (a)	2,290,000	1,828,886
Globe Life, Inc.
2.15%, 08/15/30 (a)	1,340,000	1,075,055
4.80%, 06/15/32 (a)	1,420,000	1,308,473
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	1,050,000	884,877
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	2,150,000	1,911,586
Humana, Inc.
3.13%, 08/15/29 (a)	1,790,000	1,622,384
4.88%, 04/01/30 (a)	1,690,000	1,659,157
5.38%, 04/15/31 (a)	4,000,000	3,980,440
2.15%, 02/03/32 (a)	2,790,000	2,226,532
5.88%, 03/01/33 (a)	2,560,000	2,607,232
5.95%, 03/15/34 (a)	3,125,000	3,198,125
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	1,935,000	1,625,477
5.67%, 06/08/32 (a)	1,050,000	1,060,448
Kemper Corp.
2.40%, 09/30/30 (a)	1,465,000	1,200,758
3.80%, 02/23/32 (a)	1,460,000	1,251,527
Lincoln National Corp.
3.05%, 01/15/30 (a)	1,885,000	1,675,708
3.40%, 01/15/31 (a)	1,985,000	1,749,777
3.40%, 03/01/32 (a)	1,100,000	952,578
5.85%, 03/15/34 (a)	800,000	799,096
Loews Corp.
3.20%, 05/15/30 (a)	1,775,000	1,610,706
Manulife Financial Corp.
3.70%, 03/16/32 (a)	2,615,000	2,384,174
Markel Group, Inc.
3.35%, 09/17/29 (a)	1,070,000	983,116
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30 (a)	2,815,000	2,401,983
2.38%, 12/15/31 (a)	1,410,000	1,172,627
5.75%, 11/01/32 (a)	1,910,000	1,994,040
5.88%, 08/01/33	1,205,000	1,268,082
5.40%, 09/15/33 (a)	2,150,000	2,192,570
5.15%, 03/15/34 (a)	1,100,000	1,098,438
MetLife, Inc.
4.55%, 03/23/30 (a)	3,400,000	3,340,636
6.50%, 12/15/32	2,100,000	2,288,076
5.38%, 07/15/33 (a)	3,430,000	3,461,625
6.38%, 06/15/34	2,700,000	2,910,546
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	1,500,000	1,488,525
Old Republic International Corp.
5.75%, 03/28/34 (a)	1,480,000	1,472,911
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	2,465,000	2,305,958
4.50%, 10/01/50 (a)(b)	360,000	327,283
Primerica, Inc.
2.80%, 11/19/31 (a)	2,155,000	1,804,317
Principal Financial Group, Inc.
2.13%, 06/15/30 (a)	1,850,000	1,548,043
5.38%, 03/15/33 (a)	1,515,000	1,515,667
Progressive Corp.
3.20%, 03/26/30 (a)	1,940,000	1,770,580
3.00%, 03/15/32 (a)	1,645,000	1,428,370
6.25%, 12/01/32	1,430,000	1,531,101
4.95%, 06/15/33 (a)	1,610,000	1,595,285
Prudential Financial, Inc.
2.10%, 03/10/30 (a)	1,760,000	1,507,229
5.75%, 07/15/33	1,155,000	1,206,617
3.70%, 10/01/50 (a)(b)	2,875,000	2,506,137
5.13%, 03/01/52 (a)(b)	3,360,000	3,123,960
6.00%, 09/01/52 (a)(b)	4,220,000	4,166,111
6.75%, 03/01/53 (a)(b)	1,770,000	1,818,905
6.50%, 03/15/54 (a)(b)	3,480,000	3,521,969
Prudential Funding Asia PLC
3.13%, 04/14/30	3,175,000	2,847,784
3.63%, 03/24/32 (a)	1,475,000	1,319,933
Reinsurance Group of America, Inc.
3.15%, 06/15/30 (a)	2,055,000	1,829,382
6.00%, 09/15/33 (a)	1,380,000	1,407,614
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	2,675,000	2,679,226
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	1,565,000	1,296,493
Travelers Property Casualty Corp.
6.38%, 03/15/33	1,750,000	1,919,522
UnitedHealth Group, Inc.
2.88%, 08/15/29	3,460,000	3,140,711
5.30%, 02/15/30 (a)	4,265,000	4,341,685
2.00%, 05/15/30	4,655,000	3,957,821
4.90%, 04/15/31 (a)	3,580,000	3,548,389
2.30%, 05/15/31 (a)	5,530,000	4,647,854
4.20%, 05/15/32 (a)	5,065,000	4,768,191
5.35%, 02/15/33 (a)	7,090,000	7,187,984
4.50%, 04/15/33 (a)	5,245,000	5,014,902
5.00%, 04/15/34 (a)	3,900,000	3,851,133
Willis North America, Inc.
2.95%, 09/15/29 (a)	2,545,000	2,281,872
5.35%, 05/15/33 (a)	2,713,000	2,662,728
		317,887,185
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
REITs 4.3%
Agree LP
2.90%, 10/01/30 (a)	1,010,000	872,792
4.80%, 10/01/32 (a)	980,000	919,975
2.60%, 06/15/33 (a)	1,145,000	901,012
5.63%, 06/15/34 (a)	1,700,000	1,684,326
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29 (a)	910,000	877,913
2.75%, 12/15/29 (a)	1,430,000	1,256,627
4.70%, 07/01/30 (a)	1,545,000	1,494,185
4.90%, 12/15/30 (a)	2,475,000	2,423,644
3.38%, 08/15/31 (a)	2,640,000	2,328,506
2.00%, 05/18/32 (a)	2,980,000	2,336,737
1.88%, 02/01/33 (a)	3,485,000	2,627,795
2.95%, 03/15/34 (a)	2,750,000	2,227,445
American Assets Trust LP
3.38%, 02/01/31 (a)	1,760,000	1,444,027
American Homes 4 Rent LP
2.38%, 07/15/31 (a)	1,640,000	1,333,189
3.63%, 04/15/32 (a)	2,155,000	1,884,849
5.50%, 02/01/34 (a)	2,015,000	1,985,641
AvalonBay Communities, Inc.
2.30%, 03/01/30 (a)	2,340,000	2,023,304
2.45%, 01/15/31 (a)	2,107,000	1,793,900
2.05%, 01/15/32 (a)	2,590,000	2,120,796
5.00%, 02/15/33 (a)	1,115,000	1,088,798
5.30%, 12/07/33 (a)	1,490,000	1,480,956
5.35%, 06/01/34 (a)	1,300,000	1,301,391
Boston Properties LP
2.90%, 03/15/30 (a)	2,515,000	2,136,744
3.25%, 01/30/31 (a)	4,270,000	3,612,633
2.55%, 04/01/32 (a)	2,920,000	2,281,951
2.45%, 10/01/33 (a)	2,955,000	2,195,358
6.50%, 01/15/34 (a)(c)	2,655,000	2,707,569
Brixmor Operating Partnership LP
4.05%, 07/01/30 (a)	2,695,000	2,503,574
2.50%, 08/16/31 (a)	1,750,000	1,441,475
5.50%, 02/15/34 (a)	1,445,000	1,418,224
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	1,295,000	1,030,522
Camden Property Trust
3.15%, 07/01/29 (a)	2,170,000	1,978,194
2.80%, 05/15/30 (a)	2,470,000	2,190,050
4.90%, 01/15/34 (a)	1,400,000	1,339,408
COPT Defense Properties LP
2.75%, 04/15/31 (a)	2,095,000	1,733,256
2.90%, 12/01/33 (a)	1,375,000	1,086,305
CubeSmart LP
3.00%, 02/15/30 (a)	1,115,000	987,834
2.00%, 02/15/31 (a)	1,400,000	1,135,190
2.50%, 02/15/32 (a)	1,980,000	1,621,244
Digital Realty Trust LP
3.60%, 07/01/29 (a)	3,175,000	2,944,527
DOC DR LLC
2.63%, 11/01/31 (a)	1,585,000	1,311,302
EPR Properties
3.75%, 08/15/29 (a)	1,745,000	1,556,697
3.60%, 11/15/31 (a)	1,380,000	1,151,803
ERP Operating LP
3.00%, 07/01/29 (a)	2,170,000	1,973,593
2.50%, 02/15/30 (a)	1,990,000	1,737,648
1.85%, 08/01/31 (a)	1,833,000	1,482,402
Essential Properties LP
2.95%, 07/15/31 (a)	1,375,000	1,132,244
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Essex Portfolio LP
3.00%, 01/15/30 (a)	1,865,000	1,655,598
1.65%, 01/15/31 (a)	1,305,000	1,036,731
2.55%, 06/15/31 (a)	860,000	717,386
2.65%, 03/15/32 (a)	2,160,000	1,786,471
5.50%, 04/01/34 (a)	1,255,000	1,246,228
Extra Space Storage LP
5.50%, 07/01/30 (a)	1,570,000	1,582,890
2.20%, 10/15/30 (a)	1,465,000	1,217,708
5.90%, 01/15/31 (a)	2,135,000	2,181,607
2.55%, 06/01/31 (a)	1,560,000	1,299,698
2.40%, 10/15/31 (a)	1,945,000	1,598,382
2.35%, 03/15/32 (a)	2,120,000	1,693,498
5.40%, 02/01/34 (a)	1,980,000	1,941,113
Federal Realty OP LP
3.50%, 06/01/30 (a)	1,298,000	1,177,844
Healthcare Realty Holdings LP
3.10%, 02/15/30 (a)	2,335,000	2,038,595
2.00%, 03/15/31 (a)	2,775,000	2,191,501
Healthpeak OP LLC
3.50%, 07/15/29 (a)	2,195,000	2,028,641
3.00%, 01/15/30 (a)	2,720,000	2,416,992
2.88%, 01/15/31 (a)	2,115,000	1,825,858
5.25%, 12/15/32 (a)	2,685,000	2,640,912
Highwoods Realty LP
3.05%, 02/15/30 (a)	1,400,000	1,188,740
2.60%, 02/01/31 (a)	1,415,000	1,131,929
7.65%, 02/01/34 (a)	1,200,000	1,288,848
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	2,255,000	2,015,023
3.50%, 09/15/30 (a)	2,785,000	2,460,213
2.90%, 12/15/31 (a)	1,410,000	1,176,828
Invitation Homes Operating Partnership LP
5.45%, 08/15/30 (a)	1,575,000	1,578,197
2.00%, 08/15/31 (a)	2,280,000	1,811,346
4.15%, 04/15/32 (a)	2,150,000	1,964,906
5.50%, 08/15/33 (a)	1,230,000	1,215,277
2.70%, 01/15/34 (a)	1,425,000	1,126,021
Kilroy Realty LP
4.25%, 08/15/29 (a)	1,455,000	1,319,379
3.05%, 02/15/30 (a)	1,730,000	1,459,549
2.50%, 11/15/32 (a)	1,544,000	1,156,888
2.65%, 11/15/33 (a)	1,525,000	1,121,973
Kimco Realty OP LLC
2.70%, 10/01/30 (a)	1,610,000	1,391,314
2.25%, 12/01/31 (a)	1,620,000	1,300,860
3.20%, 04/01/32 (a)	2,125,000	1,825,672
4.60%, 02/01/33 (a)	2,315,000	2,172,396
6.40%, 03/01/34 (a)	1,840,000	1,948,983
Kite Realty Group LP
5.50%, 03/01/34 (a)	1,150,000	1,126,851
Kite Realty Group Trust
4.75%, 09/15/30 (a)	1,415,000	1,351,523
LXP Industrial Trust
2.70%, 09/15/30 (a)	1,335,000	1,127,448
2.38%, 10/01/31 (a)	1,440,000	1,151,842
Mid-America Apartments LP
2.75%, 03/15/30 (a)	870,000	770,855
1.70%, 02/15/31 (a)	1,505,000	1,207,958
5.30%, 02/15/32 (a)	1,400,000	1,396,136
5.00%, 03/15/34 (a)	1,200,000	1,166,028
National Health Investors, Inc.
3.00%, 02/01/31 (a)	1,475,000	1,206,535
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NNN REIT, Inc.
2.50%, 04/15/30 (a)	1,230,000	1,056,238
5.60%, 10/15/33 (a)	1,890,000	1,884,519
5.50%, 06/15/34 (a)	1,700,000	1,685,771
Omega Healthcare Investors, Inc.
3.63%, 10/01/29 (a)	1,750,000	1,564,308
3.38%, 02/01/31 (a)	2,419,000	2,066,382
3.25%, 04/15/33 (a)	2,450,000	1,981,952
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	1,135,000	926,932
Piedmont Operating Partnership LP
6.88%, 07/15/29 (a)	1,300,000	1,284,829
3.15%, 08/15/30 (a)	1,130,000	900,554
2.75%, 04/01/32 (a)	1,025,000	753,078
Prologis LP
2.88%, 11/15/29 (a)	1,350,000	1,213,920
2.25%, 04/15/30 (a)	3,280,000	2,824,539
1.75%, 07/01/30 (a)	1,315,000	1,088,925
1.25%, 10/15/30 (a)	2,505,000	2,000,042
1.75%, 02/01/31 (a)	1,555,000	1,263,438
1.63%, 03/15/31 (a)	1,340,000	1,072,938
2.25%, 01/15/32 (a)	1,760,000	1,441,880
4.63%, 01/15/33 (a)	2,350,000	2,250,501
4.75%, 06/15/33 (a)	2,720,000	2,624,229
5.13%, 01/15/34 (a)	2,620,000	2,588,403
5.00%, 03/15/34 (a)	2,500,000	2,449,700
Public Storage Operating Co.
2.30%, 05/01/31 (a)	2,295,000	1,931,403
2.25%, 11/09/31 (a)	1,945,000	1,609,390
5.10%, 08/01/33 (a)	2,465,000	2,446,685
Realty Income Corp.
4.00%, 07/15/29 (a)	1,160,000	1,099,193
3.10%, 12/15/29 (a)	2,100,000	1,888,509
3.40%, 01/15/30 (a)	1,805,000	1,645,095
4.85%, 03/15/30 (a)	2,110,000	2,069,108
3.25%, 01/15/31 (a)	3,275,000	2,898,702
3.20%, 02/15/31 (a)	1,405,000	1,233,520
2.70%, 02/15/32 (a)	1,350,000	1,124,037
5.63%, 10/13/32 (a)	2,835,000	2,876,363
2.85%, 12/15/32 (a)	2,555,000	2,108,693
1.80%, 03/15/33 (a)	1,340,000	1,009,878
4.90%, 07/15/33 (a)	2,340,000	2,239,427
5.13%, 02/15/34 (a)	2,250,000	2,185,852
Regency Centers LP
2.95%, 09/15/29 (a)	1,540,000	1,383,644
3.70%, 06/15/30 (a)	2,085,000	1,921,265
5.25%, 01/15/34 (a)	1,450,000	1,413,852
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	1,390,000	1,141,482
2.15%, 09/01/31 (a)	1,460,000	1,164,759
Sabra Health Care LP
3.90%, 10/15/29 (a)	1,270,000	1,148,664
3.20%, 12/01/31 (a)	2,690,000	2,239,183
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)	1,575,000	1,318,275
2.85%, 01/15/32 (a)	1,305,000	1,074,315
6.10%, 04/01/34 (a)	830,000	821,434
Simon Property Group LP
2.45%, 09/13/29 (a)	4,215,000	3,705,912
2.65%, 07/15/30 (a)	2,625,000	2,288,396
2.20%, 02/01/31 (a)	2,435,000	2,014,037
2.25%, 01/15/32 (a)	2,450,000	1,989,645
2.65%, 02/01/32 (a)	2,435,000	2,034,345
5.50%, 03/08/33 (a)	2,265,000	2,278,816
6.25%, 01/15/34 (a)	1,790,000	1,889,864
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Store Capital LLC
2.75%, 11/18/30 (a)	1,290,000	1,069,320
2.70%, 12/01/31 (a)	1,330,000	1,068,176
Sun Communities Operating LP
2.70%, 07/15/31 (a)	2,290,000	1,892,548
4.20%, 04/15/32 (a)	2,245,000	2,014,708
5.70%, 01/15/33 (a)	1,380,000	1,360,128
Tanger Properties LP
2.75%, 09/01/31 (a)	1,410,000	1,149,658
UDR, Inc.
3.20%, 01/15/30 (a)	2,100,000	1,896,615
3.00%, 08/15/31 (a)	2,075,000	1,793,754
2.10%, 08/01/32 (a)	1,450,000	1,135,959
1.90%, 03/15/33 (a)	1,390,000	1,051,813
2.10%, 06/15/33 (a)	720,000	547,841
Ventas Realty LP
3.00%, 01/15/30 (a)	2,285,000	2,018,752
4.75%, 11/15/30 (a)	1,830,000	1,761,540
2.50%, 09/01/31 (a)	1,525,000	1,253,642
Welltower OP LLC
3.10%, 01/15/30 (a)	2,450,000	2,196,523
2.75%, 01/15/31 (a)	2,205,000	1,901,195
2.80%, 06/01/31 (a)	2,645,000	2,259,756
2.75%, 01/15/32 (a)	1,750,000	1,472,503
3.85%, 06/15/32 (a)	1,825,000	1,644,763
WP Carey, Inc.
3.85%, 07/15/29 (a)	1,156,000	1,080,097
2.40%, 02/01/31 (a)	1,775,000	1,473,268
2.45%, 02/01/32 (a)	1,265,000	1,028,154
2.25%, 04/01/33 (a)	1,495,000	1,160,419
5.38%, 06/30/34 (a)	1,250,000	1,216,175
		283,098,854
		2,377,179,237

Industrial 53.7%
Basic Industry 2.9%
Air Products & Chemicals, Inc.
2.05%, 05/15/30 (a)	3,140,000	2,691,639
4.75%, 02/08/31 (a)	1,955,000	1,935,861
4.80%, 03/03/33 (a)	2,185,000	2,153,864
4.85%, 02/08/34 (a)	4,105,000	4,031,274
Albemarle Corp.
5.05%, 06/01/32 (a)(c)	2,110,000	2,028,069
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30 (a)	2,464,000	2,157,257
ArcelorMittal SA
4.25%, 07/16/29	1,705,000	1,632,947
6.80%, 11/29/32 (a)	3,555,000	3,753,191
6.00%, 06/17/34 (a)	1,200,000	1,199,988
BHP Billiton Finance USA Ltd.
5.25%, 09/08/30 (a)	3,190,000	3,236,351
4.90%, 02/28/33 (a)	2,575,000	2,527,620
5.25%, 09/08/33 (a)	5,295,000	5,303,154
Cabot Corp.
4.00%, 07/01/29 (a)	850,000	802,511
5.00%, 06/30/32 (a)	1,455,000	1,419,789
Celanese U.S. Holdings LLC
6.33%, 07/15/29 (a)	2,395,000	2,464,671
6.55%, 11/15/30 (a)	3,570,000	3,734,506
6.38%, 07/15/32 (a)	3,550,000	3,654,405
6.70%, 11/15/33 (a)	3,570,000	3,755,711
CF Industries, Inc.
5.15%, 03/15/34	2,575,000	2,473,802
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dow Chemical Co.
7.38%, 11/01/29	2,827,000	3,114,619
2.10%, 11/15/30 (a)	2,965,000	2,502,193
6.30%, 03/15/33 (a)	1,790,000	1,890,150
5.15%, 02/15/34 (a)	2,200,000	2,155,626
Eastman Chemical Co.
5.75%, 03/08/33 (a)	1,805,000	1,824,133
5.63%, 02/20/34 (a)	2,630,000	2,615,114
Ecolab, Inc.
4.80%, 03/24/30 (a)	2,335,000	2,327,318
1.30%, 01/30/31 (a)	2,055,000	1,637,075
2.13%, 02/01/32 (a)	2,375,000	1,951,514
EIDP, Inc.
2.30%, 07/15/30 (a)	1,703,000	1,467,066
4.80%, 05/15/33 (a)	2,075,000	2,003,226
FMC Corp.
3.45%, 10/01/29 (a)	1,790,000	1,611,286
5.65%, 05/18/33 (a)(c)	1,735,000	1,709,808
Freeport-McMoRan, Inc.
5.25%, 09/01/29 (a)	1,694,000	1,686,021
4.25%, 03/01/30 (a)	1,615,000	1,528,985
4.63%, 08/01/30 (a)	2,075,000	1,999,553
Georgia-Pacific LLC
7.75%, 11/15/29	1,840,000	2,075,962
8.88%, 05/15/31	1,300,000	1,586,247
Huntsman International LLC
2.95%, 06/15/31 (a)	1,450,000	1,188,841
Kinross Gold Corp.
6.25%, 07/15/33 (a)	1,645,000	1,719,272
Linde, Inc.
1.10%, 08/10/30 (a)	2,455,000	1,978,313
LYB International Finance III LLC
2.25%, 10/01/30 (a)	1,885,000	1,594,635
5.63%, 05/15/33 (a)	1,650,000	1,672,423
5.50%, 03/01/34 (a)	2,575,000	2,549,945
Mosaic Co.
5.45%, 11/15/33 (a)	1,815,000	1,800,099
NewMarket Corp.
2.70%, 03/18/31 (a)	1,425,000	1,188,906
Newmont Corp.
2.80%, 10/01/29 (a)	2,390,000	2,145,551
2.25%, 10/01/30 (a)	3,445,000	2,941,203
2.60%, 07/15/32 (a)(c)	3,575,000	2,982,801
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)(d)	2,295,000	2,073,739
5.35%, 03/15/34 (a)(d)	3,410,000	3,405,669
Nucor Corp.
2.70%, 06/01/30 (a)	1,765,000	1,560,878
3.13%, 04/01/32 (a)	1,850,000	1,603,654
Nutrien Ltd.
2.95%, 05/13/30 (a)	1,775,000	1,571,656
5.40%, 06/21/34 (a)	1,500,000	1,478,085
Packaging Corp. of America
3.00%, 12/15/29 (a)	1,800,000	1,611,252
5.70%, 12/01/33 (a)	1,380,000	1,404,178
PPG Industries, Inc.
2.80%, 08/15/29 (a)	1,025,000	924,232
2.55%, 06/15/30 (a)	1,125,000	981,900
Rayonier LP
2.75%, 05/17/31 (a)	1,650,000	1,382,238
Reliance, Inc.
2.15%, 08/15/30 (a)	1,775,000	1,485,515
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	1,520,000	1,689,115
6.13%, 12/15/33	2,625,000	2,786,884
Rio Tinto Finance USA PLC
5.00%, 03/09/33 (a)	1,995,000	1,987,718
Rohm & Haas Co.
7.85%, 07/15/29	2,150,000	2,380,028
RPM International, Inc.
2.95%, 01/15/32 (a)	1,100,000	921,558
Sherwin-Williams Co.
2.95%, 08/15/29 (a)	2,860,000	2,578,776
2.30%, 05/15/30 (a)	1,650,000	1,416,228
2.20%, 03/15/32 (a)	1,720,000	1,399,306
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)(d)	2,500,000	2,487,375
5.44%, 04/03/34 (a)(d)	3,500,000	3,468,990
Steel Dynamics, Inc.
3.45%, 04/15/30 (a)	1,945,000	1,777,613
3.25%, 01/15/31 (a)	1,855,000	1,645,385
Suzano Austria GmbH
5.00%, 01/15/30 (a)	3,480,000	3,296,360
3.75%, 01/15/31 (a)	4,315,000	3,752,281
3.13%, 01/15/32 (a)	3,585,000	2,933,856
Teck Resources Ltd.
3.90%, 07/15/30 (a)	1,830,000	1,699,411
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	5,325,000	4,793,778
6.13%, 06/12/33 (a)	5,275,000	5,309,235
8.25%, 01/17/34	2,100,000	2,460,738
Westlake Corp.
3.38%, 06/15/30 (a)	940,000	848,764
WestRock MWV LLC
8.20%, 01/15/30	1,450,000	1,655,161
7.95%, 02/15/31	1,000,000	1,134,380
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	2,625,000	2,466,712
4.00%, 04/15/30 (a)	2,630,000	2,456,525
7.38%, 03/15/32	2,275,000	2,545,452
3.38%, 03/09/33 (a)	1,635,000	1,401,784
WRKCo, Inc.
4.20%, 06/01/32 (a)	1,575,000	1,474,909
3.00%, 06/15/33 (a)	2,265,000	1,907,017
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(d)	1,760,000	1,465,640
		194,028,470
Capital Goods 5.7%
3M Co.
2.38%, 08/26/29 (a)	3,421,000	2,990,399
3.05%, 04/15/30 (a)	2,215,000	1,988,583
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	1,700,000	1,411,867
AGCO Corp.
5.80%, 03/21/34 (a)	2,490,000	2,481,932
Allegion PLC
3.50%, 10/01/29 (a)	1,340,000	1,237,209
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32 (a)	2,050,000	2,048,422
5.60%, 05/29/34 (a)	1,495,000	1,496,420
Amcor Finance USA, Inc.
5.63%, 05/26/33 (a)	1,845,000	1,866,365
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	1,715,000	1,471,830
2.69%, 05/25/31 (a)	2,755,000	2,317,919
Amphenol Corp.
2.80%, 02/15/30 (a)	3,225,000	2,872,766
2.20%, 09/15/31 (a)	2,635,000	2,165,232
5.25%, 04/05/34 (a)	2,140,000	2,137,282
AptarGroup, Inc.
3.60%, 03/15/32 (a)	1,450,000	1,266,735
Avery Dennison Corp.
2.65%, 04/30/30 (a)	1,820,000	1,584,164
2.25%, 02/15/32 (a)	1,770,000	1,437,806
5.75%, 03/15/33 (a)	1,400,000	1,435,308
Berry Global, Inc.
5.80%, 06/15/31 (a)(d)	2,500,000	2,501,125
5.65%, 01/15/34 (a)(d)	2,800,000	2,748,452
Boeing Co.
2.95%, 02/01/30 (a)	2,595,000	2,226,017
5.15%, 05/01/30 (a)	15,655,000	15,042,733
3.63%, 02/01/31 (a)	4,865,000	4,260,280
6.39%, 05/01/31 (a)(d)	3,560,000	3,625,362
6.13%, 02/15/33	1,445,000	1,441,807
3.60%, 05/01/34 (a)	2,690,000	2,165,611
6.53%, 05/01/34 (a)(d)	8,770,000	8,981,006
Carlisle Cos., Inc.
2.75%, 03/01/30 (a)	2,600,000	2,291,822
2.20%, 03/01/32 (a)	2,025,000	1,630,571
Carrier Global Corp.
2.72%, 02/15/30 (a)	7,050,000	6,230,014
2.70%, 02/15/31 (a)(d)	2,515,000	2,164,661
5.90%, 03/15/34 (a)	3,555,000	3,714,655
Caterpillar, Inc.
2.60%, 09/19/29 (a)	1,720,000	1,543,717
2.60%, 04/09/30 (a)	2,930,000	2,603,657
1.90%, 03/12/31 (a)	1,785,000	1,500,578
CRH America Finance, Inc.
5.40%, 05/21/34 (a)	2,600,000	2,577,588
Deere & Co.
5.38%, 10/16/29	1,795,000	1,841,024
3.10%, 04/15/30 (a)	2,470,000	2,246,712
7.13%, 03/03/31	1,040,000	1,175,023
Dover Corp.
2.95%, 11/04/29 (a)	1,055,000	955,535
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	2,710,000	2,290,980
Eaton Corp.
4.00%, 11/02/32	2,500,000	2,331,775
4.15%, 03/15/33 (a)	4,550,000	4,267,354
Emerson Electric Co.
1.95%, 10/15/30 (a)	1,775,000	1,501,260
2.20%, 12/21/31 (a)	3,565,000	2,973,816
Flowserve Corp.
3.50%, 10/01/30 (a)	1,855,000	1,651,655
2.80%, 01/15/32 (a)	1,700,000	1,396,992
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	2,475,000	2,245,271
4.00%, 03/25/32 (a)	1,525,000	1,386,225
5.88%, 06/01/33 (a)	2,145,000	2,174,644
GE Capital Funding LLC
4.55%, 05/15/32 (a)	1,670,000	1,595,518
General Dynamics Corp.
3.63%, 04/01/30 (a)	3,560,000	3,339,280
2.25%, 06/01/31 (a)	1,660,000	1,404,592
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Electric Co.
6.75%, 03/15/32	4,685,000	5,132,745
HEICO Corp.
5.35%, 08/01/33 (a)	2,100,000	2,084,649
Honeywell International, Inc.
2.70%, 08/15/29 (a)	2,760,000	2,499,373
4.88%, 09/01/29 (a)	1,820,000	1,823,312
1.95%, 06/01/30 (a)	3,580,000	3,053,919
1.75%, 09/01/31 (a)	5,305,000	4,304,901
4.95%, 09/01/31 (a)	1,330,000	1,332,527
5.00%, 02/15/33 (a)	3,965,000	3,968,093
4.50%, 01/15/34 (a)	3,450,000	3,315,070
Hubbell, Inc.
2.30%, 03/15/31 (a)	1,000,000	833,880
Huntington Ingalls Industries, Inc.
4.20%, 05/01/30 (a)	1,783,000	1,679,479
IDEX Corp.
3.00%, 05/01/30 (a)	1,840,000	1,625,106
2.63%, 06/15/31 (a)	1,665,000	1,400,631
Ingersoll Rand, Inc.
5.31%, 06/15/31 (a)	1,750,000	1,759,450
5.70%, 08/14/33 (a)	3,535,000	3,619,734
5.45%, 06/15/34 (a)	1,500,000	1,513,140
John Deere Capital Corp.
2.80%, 07/18/29	2,000,000	1,814,040
4.85%, 10/11/29	1,450,000	1,450,102
2.45%, 01/09/30	1,895,000	1,674,536
4.70%, 06/10/30	3,475,000	3,444,663
1.45%, 01/15/31	2,100,000	1,707,405
4.90%, 03/07/31	2,965,000	2,952,162
2.00%, 06/17/31	2,080,000	1,718,662
3.90%, 06/07/32	1,766,000	1,636,499
4.35%, 09/15/32	2,100,000	2,008,818
5.15%, 09/08/33	3,440,000	3,450,423
5.10%, 04/11/34	3,535,000	3,526,375
5.05%, 06/12/34	2,600,000	2,583,568
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (a)	2,225,000	1,837,205
2.00%, 09/16/31 (a)	1,640,000	1,327,514
4.90%, 12/01/32 (a)	1,475,000	1,439,453
Kennametal, Inc.
2.80%, 03/01/31 (a)	1,100,000	927,234
L3Harris Technologies, Inc.
2.90%, 12/15/29 (a)	1,500,000	1,338,525
1.80%, 01/15/31 (a)	2,300,000	1,862,770
5.25%, 06/01/31 (a)	2,745,000	2,735,804
5.40%, 07/31/33 (a)	5,090,000	5,075,493
5.35%, 06/01/34 (a)	2,500,000	2,483,350
Lockheed Martin Corp.
1.85%, 06/15/30 (a)	1,375,000	1,159,964
3.90%, 06/15/32 (a)	2,770,000	2,585,989
5.25%, 01/15/33 (a)	3,425,000	3,485,759
4.75%, 02/15/34 (a)	3,005,000	2,928,342
Martin Marietta Materials, Inc.
2.50%, 03/15/30 (a)	1,880,000	1,634,209
2.40%, 07/15/31 (a)	3,050,000	2,527,718
Masco Corp.
2.00%, 10/01/30 (a)	1,130,000	931,244
2.00%, 02/15/31 (a)	1,920,000	1,566,566
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	1,565,000	1,435,402
Nordson Corp.
5.80%, 09/15/33 (a)	1,820,000	1,868,831
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Northrop Grumman Corp.
4.40%, 05/01/30 (a)	2,608,000	2,520,136
4.70%, 03/15/33 (a)	3,520,000	3,399,722
4.90%, 06/01/34 (a)	2,800,000	2,725,268
nVent Finance SARL
2.75%, 11/15/31 (a)	1,080,000	891,410
5.65%, 05/15/33 (a)	1,725,000	1,720,532
Oshkosh Corp.
3.10%, 03/01/30 (a)	1,075,000	950,225
Otis Worldwide Corp.
2.57%, 02/15/30 (a)	5,275,000	4,632,136
Owens Corning
3.95%, 08/15/29 (a)	1,475,000	1,395,365
3.50%, 02/15/30 (a)(d)	750,000	684,225
3.88%, 06/01/30 (a)(c)	1,185,000	1,104,515
5.70%, 06/15/34 (a)	2,850,000	2,878,358
Parker-Hannifin Corp.
4.50%, 09/15/29 (a)	3,530,000	3,440,938
Pentair Finance SARL
4.50%, 07/01/29 (a)	1,420,000	1,375,810
5.90%, 07/15/32 (a)	1,390,000	1,421,525
Regal Rexnord Corp.
6.30%, 02/15/30 (a)	3,540,000	3,618,588
6.40%, 04/15/33 (a)	4,300,000	4,418,250
Republic Services, Inc.
5.00%, 11/15/29 (a)	1,100,000	1,096,117
2.30%, 03/01/30 (a)	2,060,000	1,781,344
1.45%, 02/15/31 (a)	2,250,000	1,785,218
1.75%, 02/15/32 (a)	2,660,000	2,091,930
2.38%, 03/15/33 (a)	2,485,000	1,988,323
5.00%, 12/15/33 (a)	2,305,000	2,257,471
5.00%, 04/01/34 (a)	2,820,000	2,762,387
Rockwell Automation, Inc.
1.75%, 08/15/31 (a)	1,670,000	1,350,028
RTX Corp.
7.50%, 09/15/29	1,505,000	1,670,008
2.25%, 07/01/30 (a)	3,435,000	2,933,593
6.00%, 03/15/31 (a)	3,535,000	3,691,141
1.90%, 09/01/31 (a)	3,545,000	2,845,075
2.38%, 03/15/32 (a)	3,450,000	2,828,759
5.15%, 02/27/33 (a)	4,330,000	4,287,826
6.10%, 03/15/34 (a)	5,160,000	5,436,215
Sonoco Products Co.
3.13%, 05/01/30 (a)	2,110,000	1,875,136
2.85%, 02/01/32 (a)	1,715,000	1,425,594
Stanley Black & Decker, Inc.
2.30%, 03/15/30 (a)	2,450,000	2,088,454
3.00%, 05/15/32 (a)	1,890,000	1,606,973
Teledyne Technologies, Inc.
2.75%, 04/01/31 (a)	3,555,000	3,041,836
Textron, Inc.
3.90%, 09/17/29 (a)	1,105,000	1,037,230
3.00%, 06/01/30 (a)	2,335,000	2,059,166
2.45%, 03/15/31 (a)	1,475,000	1,235,740
6.10%, 11/15/33 (a)	1,290,000	1,338,104
Timken Co.
4.13%, 04/01/32 (a)	1,275,000	1,162,086
Trane Technologies Financing Ltd.
5.25%, 03/03/33 (a)	2,460,000	2,479,483
5.10%, 06/13/34 (a)	1,000,000	996,990
Veralto Corp.
5.45%, 09/18/33 (a)(d)	2,465,000	2,461,105
Vontier Corp.
2.95%, 04/01/31 (a)	2,185,000	1,809,377
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Vulcan Materials Co.
3.50%, 06/01/30 (a)	2,650,000	2,421,358
Waste Connections, Inc.
2.60%, 02/01/30 (a)	2,106,000	1,855,997
2.20%, 01/15/32 (a)	2,250,000	1,832,828
3.20%, 06/01/32 (a)	1,750,000	1,522,045
4.20%, 01/15/33 (a)	2,610,000	2,424,064
5.00%, 03/01/34 (a)	2,640,000	2,582,501
Waste Management, Inc.
4.63%, 02/15/30 (a)	2,685,000	2,643,087
1.50%, 03/15/31 (a)	3,520,000	2,818,851
4.95%, 07/03/31 (a)	2,600,000	2,580,110
4.15%, 04/15/32 (a)	3,556,000	3,354,090
4.63%, 02/15/33 (a)	1,775,000	1,715,342
4.88%, 02/15/34 (a)	4,100,000	4,018,123
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/34 (a)	1,765,000	1,777,090
Xylem, Inc.
2.25%, 01/30/31 (a)	1,700,000	1,428,850
		374,876,233
Communications 7.2%
America Movil SAB de CV
2.88%, 05/07/30 (a)	3,590,000	3,166,847
4.70%, 07/21/32 (a)	2,520,000	2,426,962
American Tower Corp.
3.80%, 08/15/29 (a)	5,720,000	5,318,342
2.90%, 01/15/30 (a)	2,620,000	2,311,731
2.10%, 06/15/30 (a)	2,650,000	2,222,688
1.88%, 10/15/30 (a)	2,775,000	2,261,320
2.70%, 04/15/31 (a)	2,450,000	2,072,602
2.30%, 09/15/31 (a)	2,435,000	1,987,764
4.05%, 03/15/32 (a)	2,240,000	2,050,138
5.65%, 03/15/33 (a)	2,735,000	2,752,969
5.55%, 07/15/33 (a)	2,975,000	2,972,739
5.90%, 11/15/33 (a)	2,640,000	2,706,528
5.45%, 02/15/34 (a)	2,280,000	2,262,307
AT&T, Inc.
4.30%, 02/15/30 (a)	10,895,000	10,442,857
2.75%, 06/01/31 (a)	10,405,000	8,917,605
2.25%, 02/01/32 (a)	8,710,000	7,072,346
2.55%, 12/01/33 (a)	13,025,000	10,361,778
5.40%, 02/15/34 (a)	9,615,000	9,619,423
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	2,020,000	1,616,727
5.10%, 05/11/33 (a)	2,950,000	2,894,392
5.20%, 02/15/34 (a)	2,500,000	2,448,000
British Telecommunications PLC
9.63%, 12/15/30 (f)	9,320,000	11,384,660
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (a)	5,820,000	4,762,855
2.30%, 02/01/32 (a)	3,420,000	2,644,515
4.40%, 04/01/33 (a)(c)	3,620,000	3,199,175
6.65%, 02/01/34 (a)	3,115,000	3,150,760
6.55%, 06/01/34 (a)	4,000,000	4,009,120
Comcast Corp.
2.65%, 02/01/30 (a)	5,620,000	4,978,870
3.40%, 04/01/30 (a)	5,750,000	5,290,000
4.25%, 10/15/30 (a)	5,350,000	5,132,629
1.95%, 01/15/31 (a)	5,300,000	4,378,754
1.50%, 02/15/31 (a)	6,075,000	4,879,865
5.50%, 11/15/32 (a)	3,895,000	3,986,338
4.25%, 01/15/33	6,120,000	5,728,198
4.65%, 02/15/33 (a)	3,245,000	3,134,410
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.05%, 03/15/33	2,750,000	3,075,820
4.80%, 05/15/33 (a)(c)	3,345,000	3,255,588
5.30%, 06/01/34 (a)	3,200,000	3,208,256
Crown Castle, Inc.
3.10%, 11/15/29 (a)	1,900,000	1,698,182
3.30%, 07/01/30 (a)	2,700,000	2,407,914
2.25%, 01/15/31 (a)	3,825,000	3,148,969
2.10%, 04/01/31 (a)	3,450,000	2,796,949
2.50%, 07/15/31 (a)	2,600,000	2,149,914
5.10%, 05/01/33 (a)	2,450,000	2,364,617
5.80%, 03/01/34 (a)	2,765,000	2,796,770
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	12,165,000	14,186,336
9.25%, 06/01/32	1,810,000	2,245,233
Discovery Communications LLC
3.63%, 05/15/30 (a)	3,530,000	3,107,530
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	2,670,000	2,182,084
Fox Corp.
3.50%, 04/08/30 (a)	2,166,000	1,975,934
6.50%, 10/13/33 (a)	4,340,000	4,551,835
Grupo Televisa SAB
8.50%, 03/11/32	870,000	990,817
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	2,250,000	2,198,250
2.40%, 03/01/31 (a)	1,600,000	1,337,088
5.38%, 06/15/33 (a)	1,170,000	1,155,270
Koninklijke KPN NV
8.38%, 10/01/30	2,130,000	2,460,959
Meta Platforms, Inc.
4.80%, 05/15/30 (a)	3,655,000	3,662,200
3.85%, 08/15/32 (a)	10,190,000	9,488,928
4.95%, 05/15/33 (a)	6,065,000	6,099,085
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	2,185,000	1,884,322
4.20%, 06/01/30 (a)	1,975,000	1,879,924
2.60%, 08/01/31 (a)	2,885,000	2,435,228
Orange SA
9.00%, 03/01/31	8,715,000	10,400,132
Paramount Global
7.88%, 07/30/30	2,855,000	2,932,228
4.95%, 01/15/31 (a)	4,420,000	3,893,932
4.20%, 05/19/32 (a)	3,575,000	2,925,816
5.50%, 05/15/33	1,485,000	1,279,268
Rogers Communications, Inc.
3.80%, 03/15/32 (a)	6,745,000	6,032,526
5.30%, 02/15/34 (a)	4,395,000	4,315,978
Sprint Capital Corp.
8.75%, 03/15/32	6,925,000	8,330,152
Take-Two Interactive Software, Inc.
4.00%, 04/14/32 (a)	1,810,000	1,649,580
5.60%, 06/12/34 (a)	750,000	748,268
Telefonica Europe BV
8.25%, 09/15/30	4,375,000	4,946,987
TELUS Corp.
3.40%, 05/13/32 (a)	3,175,000	2,760,535
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	3,625,000	4,012,114
T-Mobile USA, Inc.
3.88%, 04/15/30 (a)	24,330,000	22,757,795
2.55%, 02/15/31 (a)	8,680,000	7,374,268
2.88%, 02/15/31 (a)	3,465,000	3,004,016
3.50%, 04/15/31 (a)	8,480,000	7,624,198
2.25%, 11/15/31 (a)	3,500,000	2,862,895
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 03/15/32 (a)	3,435,000	2,875,095
5.20%, 01/15/33 (a)	4,350,000	4,311,198
5.05%, 07/15/33 (a)	9,095,000	8,902,732
5.75%, 01/15/34 (a)	3,305,000	3,402,002
5.15%, 04/15/34 (a)	4,410,000	4,334,633
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	1,785,000	1,990,721
Verizon Communications, Inc.
4.02%, 12/03/29 (a)	13,760,000	13,005,402
3.15%, 03/22/30 (a)	5,195,000	4,686,358
1.50%, 09/18/30 (a)	3,500,000	2,856,280
1.68%, 10/30/30 (a)	3,650,000	2,968,764
7.75%, 12/01/30	1,955,000	2,227,097
1.75%, 01/20/31 (a)	7,810,000	6,323,601
2.55%, 03/21/31 (a)	12,785,000	10,868,017
2.36%, 03/15/32 (a)	15,900,000	13,003,974
5.05%, 05/09/33 (a)	3,580,000	3,532,458
4.50%, 08/10/33	7,400,000	6,962,142
6.40%, 09/15/33	1,320,000	1,431,527
Vodafone Group PLC
7.88%, 02/15/30	2,500,000	2,822,475
6.25%, 11/30/32	1,775,000	1,881,855
Walt Disney Co.
2.00%, 09/01/29 (a)	7,035,000	6,112,430
3.80%, 03/22/30	4,390,000	4,160,271
2.65%, 01/13/31	8,715,000	7,608,979
6.55%, 03/15/33	1,220,000	1,344,025
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	17,345,000	15,144,266
Weibo Corp.
3.38%, 07/08/30 (a)	2,550,000	2,230,715
		476,127,921
Consumer Cyclical 7.2%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (a)	4,740,000	3,922,445
Amazon.com, Inc.
4.65%, 12/01/29 (a)	5,190,000	5,171,679
1.50%, 06/03/30 (a)	6,785,000	5,654,483
2.10%, 05/12/31 (a)	10,605,000	8,941,818
3.60%, 04/13/32 (a)	8,825,000	8,116,882
4.70%, 12/01/32 (a)	7,895,000	7,830,024
American Honda Finance Corp.
4.60%, 04/17/30	2,520,000	2,470,457
5.85%, 10/04/30	1,890,000	1,973,255
1.80%, 01/13/31	2,005,000	1,644,822
4.90%, 01/10/34	2,445,000	2,373,997
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (a)	2,775,000	2,406,813
AutoNation, Inc.
4.75%, 06/01/30 (a)	1,775,000	1,698,551
2.40%, 08/01/31 (a)	1,610,000	1,296,726
3.85%, 03/01/32 (a)	2,465,000	2,193,332
AutoZone, Inc.
5.10%, 07/15/29 (a)	500,000	498,030
4.00%, 04/15/30 (a)	2,555,000	2,404,740
1.65%, 01/15/31 (a)	2,040,000	1,637,018
4.75%, 08/01/32 (a)	2,700,000	2,595,375
4.75%, 02/01/33 (a)	1,945,000	1,858,700
5.20%, 08/01/33 (a)	1,035,000	1,020,293
6.55%, 11/01/33 (a)	1,825,000	1,963,043
Best Buy Co., Inc.
1.95%, 10/01/30 (a)	2,175,000	1,804,685
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Block Financial LLC
3.88%, 08/15/30 (a)	2,320,000	2,129,041
Booking Holdings, Inc.
4.63%, 04/13/30 (a)	5,205,000	5,126,092
CBRE Services, Inc.
2.50%, 04/01/31 (a)	1,720,000	1,432,261
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	1,435,000	1,290,826
3.70%, 01/15/31 (a)	1,605,000	1,417,359
Costco Wholesale Corp.
1.60%, 04/20/30 (a)	6,125,000	5,151,492
1.75%, 04/20/32 (a)	3,510,000	2,822,216
Cummins, Inc.
1.50%, 09/01/30 (a)	3,030,000	2,486,600
5.15%, 02/20/34 (a)	2,610,000	2,614,776
Darden Restaurants, Inc.
6.30%, 10/10/33 (a)	1,775,000	1,836,007
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	2,565,000	2,182,635
Dollar General Corp.
3.50%, 04/03/30 (a)	3,500,000	3,197,950
5.00%, 11/01/32 (a)(c)	2,420,000	2,361,751
5.45%, 07/05/33 (a)(c)	3,545,000	3,526,566
Dollar Tree, Inc.
2.65%, 12/01/31 (a)	2,840,000	2,362,511
eBay, Inc.
2.70%, 03/11/30 (a)	3,300,000	2,910,039
2.60%, 05/10/31 (a)	2,605,000	2,213,286
6.30%, 11/22/32 (a)	1,515,000	1,610,142
Expedia Group, Inc.
3.25%, 02/15/30 (a)	4,395,000	3,965,608
2.95%, 03/15/31 (a)	1,775,000	1,537,771
Ford Motor Co.
9.63%, 04/22/30 (a)	1,425,000	1,658,686
7.45%, 07/16/31	3,780,000	4,069,586
3.25%, 02/12/32 (a)	8,790,000	7,274,340
6.10%, 08/19/32 (a)	6,175,000	6,171,727
Ford Motor Credit Co. LLC
7.35%, 03/06/30 (a)	4,135,000	4,377,642
7.20%, 06/10/30 (a)	3,000,000	3,159,660
4.00%, 11/13/30 (a)	5,825,000	5,202,482
6.05%, 03/05/31 (a)	3,450,000	3,455,761
3.63%, 06/17/31 (a)	3,500,000	3,018,715
7.12%, 11/07/33 (a)	4,440,000	4,691,482
6.13%, 03/08/34 (a)	5,500,000	5,450,445
General Motors Co.
5.40%, 10/15/29 (a)	3,745,000	3,727,286
5.60%, 10/15/32 (a)(c)	4,390,000	4,393,468
General Motors Financial Co., Inc.
5.55%, 07/15/29 (a)	4,580,000	4,582,198
5.85%, 04/06/30 (a)	3,655,000	3,701,967
3.60%, 06/21/30 (a)	4,110,000	3,695,013
2.35%, 01/08/31 (a)	3,500,000	2,874,480
5.75%, 02/08/31 (a)	2,000,000	2,005,900
2.70%, 06/10/31 (a)	3,565,000	2,953,638
5.60%, 06/18/31 (a)	2,500,000	2,482,075
3.10%, 01/12/32 (a)	4,655,000	3,916,019
6.40%, 01/09/33 (a)	3,650,000	3,790,160
6.10%, 01/07/34 (a)	5,400,000	5,463,288
5.95%, 04/04/34 (a)	4,100,000	4,104,756
Genuine Parts Co.
1.88%, 11/01/30 (a)	1,750,000	1,420,213
2.75%, 02/01/32 (a)	1,810,000	1,505,830
6.88%, 11/01/33 (a)	1,295,000	1,423,412
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/30 (a)	2,420,000	2,215,510
4.00%, 01/15/31 (a)	2,475,000	2,222,080
3.25%, 01/15/32 (a)	2,777,000	2,331,430
6.75%, 12/01/33 (a)	1,445,000	1,516,528
Home Depot, Inc.
2.70%, 04/15/30 (a)	5,220,000	4,652,273
1.38%, 03/15/31 (a)	4,410,000	3,517,416
4.85%, 06/25/31 (a)	3,200,000	3,175,424
1.88%, 09/15/31 (a)	3,520,000	2,869,962
3.25%, 04/15/32 (a)	4,340,000	3,852,531
4.50%, 09/15/32 (a)	4,345,000	4,215,345
4.95%, 06/25/34 (a)	6,100,000	6,041,379
Honda Motor Co. Ltd.
2.97%, 03/10/32 (a)	2,400,000	2,108,136
Hyatt Hotels Corp.
5.75%, 04/23/30 (a)(g)	1,550,000	1,576,087
5.50%, 06/30/34 (a)	1,100,000	1,071,367
JD.com, Inc.
3.38%, 01/14/30 (a)	2,430,000	2,213,924
Las Vegas Sands Corp.
3.90%, 08/08/29 (a)	2,400,000	2,195,448
6.00%, 08/15/29 (a)	1,925,000	1,941,247
Lear Corp.
3.50%, 05/30/30 (a)	1,355,000	1,223,348
2.60%, 01/15/32 (a)	1,050,000	861,011
LKQ Corp.
6.25%, 06/15/33 (a)	2,140,000	2,202,124
Lowe's Cos., Inc.
4.50%, 04/15/30 (a)	4,410,000	4,282,948
1.70%, 10/15/30 (a)	4,285,000	3,500,459
2.63%, 04/01/31 (a)	5,275,000	4,507,540
3.75%, 04/01/32 (a)	5,085,000	4,621,248
5.00%, 04/15/33 (a)	4,410,000	4,345,085
5.15%, 07/01/33 (a)(c)	3,535,000	3,520,506
Magna International, Inc.
2.45%, 06/15/30 (a)	2,620,000	2,262,370
5.50%, 03/21/33 (a)	1,790,000	1,824,010
Marriott International, Inc.
4.63%, 06/15/30 (a)	3,580,000	3,475,643
2.85%, 04/15/31 (a)	3,620,000	3,103,064
3.50%, 10/15/32 (a)	3,550,000	3,085,483
2.75%, 10/15/33 (a)	2,535,000	2,049,624
5.30%, 05/15/34 (a)	3,450,000	3,388,831
McDonald's Corp.
2.63%, 09/01/29 (a)	3,450,000	3,092,615
2.13%, 03/01/30 (a)	2,655,000	2,281,282
3.60%, 07/01/30 (a)	3,500,000	3,245,025
4.60%, 09/09/32 (a)	2,650,000	2,563,743
4.95%, 08/14/33 (a)	2,195,000	2,164,797
5.20%, 05/17/34 (a)	1,500,000	1,505,985
MDC Holdings, Inc.
3.85%, 01/15/30 (a)	960,000	912,902
2.50%, 01/15/31 (a)	1,325,000	1,180,522
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	5,270,000	6,269,614
NIKE, Inc.
2.85%, 03/27/30 (a)	5,270,000	4,745,266
NVR, Inc.
3.00%, 05/15/30 (a)	3,110,000	2,757,450
O'Reilly Automotive, Inc.
4.20%, 04/01/30 (a)	1,765,000	1,683,475
1.75%, 03/15/31 (a)	1,670,000	1,347,857
4.70%, 06/15/32 (a)	2,990,000	2,888,579
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PACCAR Financial Corp.
5.00%, 03/22/34	1,255,000	1,251,900
PulteGroup, Inc.
7.88%, 06/15/32	1,020,000	1,168,930
6.38%, 05/15/33	1,490,000	1,566,929
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	2,665,000	2,380,858
Ross Stores, Inc.
1.88%, 04/15/31 (a)	1,770,000	1,450,586
Sands China Ltd.
4.38%, 06/18/30 (a)(g)	2,450,000	2,259,219
3.25%, 08/08/31 (a)(g)	2,140,000	1,799,719
Starbucks Corp.
3.55%, 08/15/29 (a)	3,400,000	3,186,888
2.25%, 03/12/30 (a)	2,625,000	2,263,170
2.55%, 11/15/30 (a)	4,355,000	3,758,539
4.90%, 02/15/31 (a)	1,600,000	1,583,904
3.00%, 02/14/32 (a)	3,510,000	3,045,346
4.80%, 02/15/33 (a)	1,750,000	1,707,265
5.00%, 02/15/34 (a)	1,815,000	1,774,362
Tapestry, Inc.
7.70%, 11/27/30 (a)	3,465,000	3,620,163
3.05%, 03/15/32 (a)	1,800,000	1,453,410
7.85%, 11/27/33 (a)	4,405,000	4,638,245
Target Corp.
2.35%, 02/15/30 (a)	2,475,000	2,171,540
2.65%, 09/15/30 (a)	1,790,000	1,587,121
4.50%, 09/15/32 (a)	3,525,000	3,398,911
6.35%, 11/01/32	975,000	1,073,836
4.40%, 01/15/33 (a)	1,835,000	1,763,178
TJX Cos., Inc.
3.88%, 04/15/30 (a)	1,795,000	1,703,186
1.60%, 05/15/31 (a)	1,650,000	1,330,626
Toll Brothers Finance Corp.
3.80%, 11/01/29 (a)	1,405,000	1,301,072
Toyota Motor Corp.
2.76%, 07/02/29	1,840,000	1,685,550
2.36%, 03/25/31 (a)(c)	1,810,000	1,562,790
5.12%, 07/13/33 (a)(c)	1,755,000	1,829,763
Toyota Motor Credit Corp.
2.15%, 02/13/30	2,705,000	2,336,741
3.38%, 04/01/30	3,585,000	3,299,849
4.55%, 05/17/30	2,520,000	2,464,333
5.55%, 11/20/30	3,740,000	3,843,935
1.65%, 01/10/31	1,860,000	1,511,975
5.10%, 03/21/31	3,195,000	3,197,396
1.90%, 09/12/31	1,750,000	1,421,980
2.40%, 01/13/32	1,165,000	976,736
4.70%, 01/12/33	1,820,000	1,771,388
4.80%, 01/05/34	2,760,000	2,682,775
Tractor Supply Co.
1.75%, 11/01/30 (a)	2,175,000	1,764,795
5.25%, 05/15/33 (a)	2,740,000	2,723,450
VF Corp.
2.95%, 04/23/30 (a)	2,645,000	2,196,831
VICI Properties LP
4.95%, 02/15/30 (a)	3,500,000	3,378,655
5.13%, 05/15/32 (a)	5,110,000	4,871,465
5.75%, 04/01/34 (a)	1,850,000	1,831,741
Walmart, Inc.
3.25%, 07/08/29 (a)	2,570,000	2,413,847
2.38%, 09/24/29 (a)	1,140,000	1,023,811
7.55%, 02/15/30	1,600,000	1,841,504
4.00%, 04/15/30 (a)	1,795,000	1,742,891
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.80%, 09/22/31 (a)	7,000,000	5,768,000
4.15%, 09/09/32 (a)	4,345,000	4,192,013
4.10%, 04/15/33 (a)	5,230,000	4,986,805
		475,390,741
Consumer Non-Cyclical 13.6%
Abbott Laboratories
1.40%, 06/30/30 (a)	2,320,000	1,930,008
AbbVie, Inc.
3.20%, 11/21/29 (a)	18,860,000	17,318,006
4.95%, 03/15/31 (a)	6,945,000	6,930,346
5.05%, 03/15/34 (a)	10,455,000	10,428,235
Adventist Health System
5.43%, 03/01/32 (a)	1,300,000	1,295,658
Advocate Health & Hospitals Corp.
2.21%, 06/15/30 (a)	1,115,000	962,747
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	1,750,000	1,562,750
2.10%, 06/04/30 (a)	1,800,000	1,518,336
2.30%, 03/12/31 (a)	3,070,000	2,560,748
Altria Group, Inc.
3.40%, 05/06/30 (a)	2,525,000	2,285,150
2.45%, 02/04/32 (a)	6,045,000	4,892,339
6.88%, 11/01/33 (a)	1,810,000	1,956,646
Amgen, Inc.
4.05%, 08/18/29 (a)	4,400,000	4,211,064
2.45%, 02/21/30 (a)	4,350,000	3,797,028
5.25%, 03/02/30 (a)	9,545,000	9,618,783
2.30%, 02/25/31 (a)	4,375,000	3,681,431
2.00%, 01/15/32 (a)	3,485,000	2,807,655
3.35%, 02/22/32 (a)	3,540,000	3,144,228
4.20%, 03/01/33 (a)	2,530,000	2,347,233
5.25%, 03/02/33 (a)	14,780,000	14,742,754
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	6,055,000	5,626,730
4.90%, 01/23/31 (a)	2,655,000	2,668,222
5.00%, 06/15/34 (a)	3,250,000	3,226,860
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	3,495,000	3,184,329
2.90%, 03/01/32 (a)	2,580,000	2,207,706
5.94%, 10/01/32	1,225,000	1,306,426
4.50%, 08/15/33 (a)	1,705,000	1,620,926
Ascension Health
2.53%, 11/15/29 (a)	3,100,000	2,752,459
Astrazeneca Finance LLC
4.90%, 03/03/30 (a)	2,280,000	2,289,941
4.90%, 02/26/31 (a)	3,535,000	3,526,127
2.25%, 05/28/31 (a)	2,640,000	2,231,222
4.88%, 03/03/33 (a)	1,725,000	1,708,923
5.00%, 02/26/34 (a)	5,100,000	5,073,582
AstraZeneca PLC
1.38%, 08/06/30 (a)	4,560,000	3,727,937
Banner Health
2.34%, 01/01/30 (a)	1,060,000	921,384
1.90%, 01/01/31 (a)	1,100,000	913,396
BAT Capital Corp.
3.46%, 09/06/29 (a)	1,760,000	1,605,120
4.91%, 04/02/30 (a)	3,550,000	3,462,777
6.34%, 08/02/30 (a)	3,525,000	3,684,859
5.83%, 02/20/31 (a)	2,600,000	2,637,856
2.73%, 03/25/31 (a)	4,385,000	3,706,202
4.74%, 03/16/32 (a)	3,165,000	3,005,769
7.75%, 10/19/32 (a)	2,100,000	2,363,802
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.42%, 08/02/33 (a)	4,345,000	4,545,131
6.00%, 02/20/34 (a)	3,035,000	3,070,388
Baxter International, Inc.
3.95%, 04/01/30 (a)	1,850,000	1,727,567
1.73%, 04/01/31 (a)	2,320,000	1,841,755
2.54%, 02/01/32 (a)	5,030,000	4,128,222
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	1,025,000	849,059
Becton Dickinson & Co.
2.82%, 05/20/30 (a)	2,675,000	2,366,359
1.96%, 02/11/31 (a)	3,525,000	2,892,791
4.30%, 08/22/32 (a)	1,755,000	1,645,734
5.11%, 02/08/34 (a)	1,600,000	1,575,648
Biogen, Inc.
2.25%, 05/01/30 (a)	5,265,000	4,483,516
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	2,865,000	2,537,788
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	1,385,000	1,278,452
2.10%, 06/01/31 (a)	1,080,000	896,519
Boston Scientific Corp.
2.65%, 06/01/30 (a)	4,225,000	3,712,507
Bristol-Myers Squibb Co.
3.40%, 07/26/29 (a)	8,240,000	7,679,845
1.45%, 11/13/30 (a)	4,405,000	3,576,419
5.75%, 02/01/31 (a)	3,520,000	3,655,766
5.10%, 02/22/31 (a)	4,340,000	4,357,230
2.95%, 03/15/32 (a)	6,045,000	5,227,595
5.90%, 11/15/33 (a)	3,435,000	3,608,605
5.20%, 02/22/34 (a)	8,725,000	8,712,087
Brown-Forman Corp.
4.75%, 04/15/33 (a)	2,275,000	2,228,021
Brunswick Corp.
2.40%, 08/18/31 (a)	1,950,000	1,558,811
4.40%, 09/15/32 (a)	1,580,000	1,407,733
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (a)	3,550,000	3,042,173
Campbell Soup Co.
2.38%, 04/24/30 (a)	1,800,000	1,551,870
5.40%, 03/21/34 (a)	3,260,000	3,243,635
Cardinal Health, Inc.
5.45%, 02/15/34 (a)	1,855,000	1,849,324
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	1,130,000	945,042
Cencora, Inc.
2.80%, 05/15/30 (a)	1,845,000	1,628,342
2.70%, 03/15/31 (a)	3,710,000	3,168,080
5.13%, 02/15/34 (a)	1,500,000	1,474,455
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	1,375,000	1,144,193
5.60%, 11/15/32 (a)	1,800,000	1,869,750
Cigna Group
2.40%, 03/15/30 (a)	4,905,000	4,247,289
2.38%, 03/15/31 (a)	5,080,000	4,263,796
5.13%, 05/15/31 (a)	2,610,000	2,591,887
5.40%, 03/15/33 (a)	2,825,000	2,838,645
5.25%, 02/15/34 (a)	4,380,000	4,320,213
Clorox Co.
1.80%, 05/15/30 (a)	1,730,000	1,444,152
4.60%, 05/01/32 (a)	2,090,000	2,027,906
Coca-Cola Co.
2.13%, 09/06/29	3,575,000	3,148,967
3.45%, 03/25/30	4,450,000	4,164,399
1.65%, 06/01/30	5,140,000	4,313,128
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.00%, 03/05/31	2,715,000	2,277,016
1.38%, 03/15/31	4,485,000	3,604,908
2.25%, 01/05/32	6,965,000	5,872,052
5.00%, 05/13/34 (a)	3,350,000	3,362,965
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34 (a)	1,000,000	1,009,710
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	3,750,000	3,331,950
1.85%, 09/01/32 (a)	2,195,000	1,702,288
Colgate-Palmolive Co.
3.25%, 08/15/32 (a)	1,775,000	1,589,051
4.60%, 03/01/33 (a)	1,730,000	1,701,074
CommonSpirit Health
3.35%, 10/01/29 (a)	3,230,000	2,962,814
2.78%, 10/01/30 (a)	1,850,000	1,605,819
5.21%, 12/01/31 (a)	2,780,000	2,742,859
Conagra Brands, Inc.
8.25%, 09/15/30	1,075,000	1,235,272
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	2,770,000	2,515,215
2.88%, 05/01/30 (a)	2,100,000	1,854,657
2.25%, 08/01/31 (a)	3,550,000	2,916,432
4.75%, 05/09/32 (a)	2,490,000	2,395,505
4.90%, 05/01/33 (a)	2,635,000	2,546,490
CVS Health Corp.
3.25%, 08/15/29 (a)	6,065,000	5,506,535
5.13%, 02/21/30 (a)	5,245,000	5,188,826
3.75%, 04/01/30 (a)	5,215,000	4,800,877
1.75%, 08/21/30 (a)	4,415,000	3,590,808
5.25%, 01/30/31 (a)	2,595,000	2,569,543
1.88%, 02/28/31 (a)	4,355,000	3,496,107
5.55%, 06/01/31 (a)	3,525,000	3,528,948
2.13%, 09/15/31 (a)	3,485,000	2,798,455
5.25%, 02/21/33 (a)	6,105,000	5,965,501
5.30%, 06/01/33 (a)	4,335,000	4,236,119
5.70%, 06/01/34 (a)	3,000,000	2,992,380
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	2,695,000	2,354,837
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	2,750,000	2,455,200
Diageo Capital PLC
2.38%, 10/24/29 (a)	3,450,000	3,051,111
2.00%, 04/29/30 (a)	3,570,000	3,045,424
2.13%, 04/29/32 (a)	2,690,000	2,183,070
5.50%, 01/24/33 (a)	2,615,000	2,691,410
5.63%, 10/05/33 (a)	3,100,000	3,222,481
Eli Lilly & Co.
4.70%, 02/27/33 (a)	3,575,000	3,516,513
4.70%, 02/09/34 (a)	5,150,000	5,053,489
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	2,350,000	2,062,642
2.60%, 04/15/30 (a)	2,470,000	2,167,005
1.95%, 03/15/31 (a)	2,060,000	1,695,009
4.65%, 05/15/33 (a)	2,585,000	2,498,868
5.00%, 02/14/34 (a)	2,000,000	1,964,960
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	1,825,000	1,520,280
GE HealthCare Technologies, Inc.
5.86%, 03/15/30 (a)	4,325,000	4,447,700
5.91%, 11/22/32 (a)	6,060,000	6,256,950
General Mills, Inc.
2.88%, 04/15/30 (a)	2,770,000	2,457,101
2.25%, 10/14/31 (a)	1,840,000	1,513,989
4.95%, 03/29/33 (a)	3,275,000	3,193,649
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Gilead Sciences, Inc.
1.65%, 10/01/30 (a)	3,500,000	2,884,770
5.25%, 10/15/33 (a)	3,525,000	3,552,354
GlaxoSmithKline Capital, Inc.
5.38%, 04/15/34	1,785,000	1,848,814
Haleon U.S. Capital LLC
3.63%, 03/24/32 (a)	6,925,000	6,208,747
Hasbro, Inc.
3.90%, 11/19/29 (a)	3,120,000	2,880,602
6.05%, 05/14/34 (a)	1,700,000	1,698,878
HCA, Inc.
3.50%, 09/01/30 (a)	9,425,000	8,507,476
5.45%, 04/01/31 (a)	3,390,000	3,389,119
2.38%, 07/15/31 (a)	3,000,000	2,465,520
3.63%, 03/15/32 (a)	7,000,000	6,168,680
5.50%, 06/01/33 (a)	4,460,000	4,424,632
5.60%, 04/01/34 (a)	4,605,000	4,576,633
Hershey Co.
2.45%, 11/15/29 (a)	1,050,000	933,041
1.70%, 06/01/30 (a)	1,240,000	1,038,326
4.50%, 05/04/33 (a)	1,420,000	1,382,143
Hormel Foods Corp.
1.80%, 06/11/30 (a)	3,535,000	2,971,203
Icon Investments Six DAC
6.00%, 05/08/34 (a)	1,500,000	1,533,615
Illumina, Inc.
2.55%, 03/23/31 (a)	1,795,000	1,486,960
Ingredion, Inc.
2.90%, 06/01/30 (a)	2,130,000	1,879,704
J M Smucker Co.
2.38%, 03/15/30 (a)	1,700,000	1,471,860
2.13%, 03/15/32 (a)	1,535,000	1,229,627
6.20%, 11/15/33 (a)	3,640,000	3,824,621
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/34 (a)(d)	5,590,000	5,925,456
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 01/15/30 (a)	4,260,000	4,199,338
3.75%, 12/01/31 (a)	1,710,000	1,498,182
3.63%, 01/15/32 (a)	3,115,000	2,694,132
3.00%, 05/15/32 (a)	3,495,000	2,869,919
5.75%, 04/01/33 (a)	7,170,000	7,144,403
Johnson & Johnson
6.95%, 09/01/29	1,362,000	1,508,538
1.30%, 09/01/30 (a)	5,905,000	4,876,408
4.90%, 06/01/31 (a)	4,050,000	4,091,107
4.95%, 05/15/33	2,200,000	2,252,580
4.38%, 12/05/33 (a)	2,950,000	2,897,726
4.95%, 06/01/34 (a)	2,000,000	2,023,780
Kellanova
2.10%, 06/01/30 (a)	1,600,000	1,354,784
7.45%, 04/01/31	2,250,000	2,518,808
5.25%, 03/01/33 (a)	1,425,000	1,418,288
Kenvue, Inc.
5.00%, 03/22/30 (a)	3,490,000	3,504,344
4.90%, 03/22/33 (a)	4,355,000	4,309,011
Keurig Dr Pepper, Inc.
3.20%, 05/01/30 (a)	2,485,000	2,242,389
2.25%, 03/15/31 (a)	1,725,000	1,437,460
5.20%, 03/15/31 (a)	1,735,000	1,733,144
4.05%, 04/15/32 (a)	3,025,000	2,810,739
5.30%, 03/15/34 (a)	2,320,000	2,308,887
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kimberly-Clark Corp.
3.10%, 03/26/30 (a)	2,570,000	2,352,475
2.00%, 11/02/31 (a)	2,110,000	1,755,056
4.50%, 02/16/33 (a)	1,205,000	1,171,983
Kraft Heinz Foods Co.
3.75%, 04/01/30 (a)	2,650,000	2,477,061
4.25%, 03/01/31 (a)	1,405,000	1,333,092
6.75%, 03/15/32	1,015,000	1,106,056
Kroger Co.
2.20%, 05/01/30 (a)	1,700,000	1,446,717
1.70%, 01/15/31 (a)	1,775,000	1,429,621
7.50%, 04/01/31	1,580,000	1,774,261
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (a)	1,805,000	1,613,309
2.70%, 06/01/31 (a)	1,910,000	1,636,163
McCormick & Co., Inc.
2.50%, 04/15/30 (a)	1,755,000	1,522,989
1.85%, 02/15/31 (a)	1,300,000	1,056,588
4.95%, 04/15/33 (a)	1,765,000	1,724,070
McKesson Corp.
5.10%, 07/15/33 (a)	2,160,000	2,158,466
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	3,515,000	3,381,008
Merck & Co., Inc.
4.30%, 05/17/30 (a)	2,590,000	2,525,535
1.45%, 06/24/30 (a)	4,415,000	3,654,472
2.15%, 12/10/31 (a)	7,020,000	5,841,342
4.50%, 05/17/33 (a)	5,300,000	5,124,199
6.50%, 12/01/33 (f)	2,100,000	2,336,166
Mondelez International, Inc.
2.75%, 04/13/30 (a)	2,375,000	2,105,984
1.50%, 02/04/31 (a)	1,800,000	1,439,010
3.00%, 03/17/32 (a)	2,775,000	2,394,603
1.88%, 10/15/32 (a)	2,175,000	1,710,159
Novartis Capital Corp.
2.20%, 08/14/30 (a)	5,260,000	4,558,632
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	1,235,000	879,567
OhioHealth Corp.
2.30%, 11/15/31 (a)	1,070,000	895,355
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 02/16/34 (a)	1,500,000	1,461,870
PepsiCo, Inc.
2.63%, 07/29/29 (a)	3,495,000	3,162,311
2.75%, 03/19/30 (a)	5,245,000	4,700,884
1.63%, 05/01/30 (a)	3,500,000	2,932,020
1.40%, 02/25/31 (a)	2,625,000	2,111,603
1.95%, 10/21/31 (a)	4,305,000	3,546,416
3.90%, 07/18/32 (a)	4,465,000	4,170,935
4.45%, 02/15/33 (a)(c)	3,525,000	3,504,907
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30 (a)	10,355,000	10,223,491
4.75%, 05/19/33 (a)	17,360,000	16,925,653
Pfizer, Inc.
2.63%, 04/01/30 (a)	4,525,000	4,016,752
1.70%, 05/28/30 (a)	3,565,000	3,002,800
1.75%, 08/18/31 (a)	3,200,000	2,600,384
Philip Morris International, Inc.
3.38%, 08/15/29 (a)	2,645,000	2,445,699
5.63%, 11/17/29 (a)	4,295,000	4,387,729
5.13%, 02/15/30 (a)	7,675,000	7,653,740
2.10%, 05/01/30 (a)	2,610,000	2,214,637
5.50%, 09/07/30 (a)	2,425,000	2,459,071
1.75%, 11/01/30 (a)	2,660,000	2,168,698
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.13%, 02/13/31 (a)	4,345,000	4,291,122
5.75%, 11/17/32 (a)	5,160,000	5,275,223
5.38%, 02/15/33 (a)	7,850,000	7,807,688
5.63%, 09/07/33 (a)	3,470,000	3,504,943
5.25%, 02/13/34 (a)	6,025,000	5,914,441
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	1,075,000	872,836
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	3,485,000	3,173,685
3.50%, 03/01/32 (a)	3,145,000	2,664,192
6.25%, 07/01/33 (a)	3,485,000	3,542,293
6.88%, 05/15/34 (a)	1,600,000	1,701,808
Procter & Gamble Co.
3.00%, 03/25/30	4,855,000	4,469,901
1.20%, 10/29/30	4,050,000	3,299,535
1.95%, 04/23/31	3,625,000	3,085,636
2.30%, 02/01/32	2,990,000	2,571,579
4.05%, 01/26/33	3,115,000	2,989,434
4.55%, 01/29/34	2,830,000	2,779,824
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	2,275,000	1,998,906
5.40%, 10/01/33 (a)	2,065,000	2,057,504
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	2,805,000	2,490,027
2.80%, 06/30/31 (a)	2,010,000	1,722,711
6.40%, 11/30/33 (a)	2,500,000	2,677,975
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	4,390,000	3,616,394
Revvity, Inc.
3.30%, 09/15/29 (a)	2,885,000	2,627,600
2.55%, 03/15/31 (a)	1,640,000	1,374,140
2.25%, 09/15/31 (a)	1,605,000	1,312,906
Royalty Pharma PLC
5.15%, 09/02/29 (a)	1,250,000	1,239,825
2.20%, 09/02/30 (a)	3,555,000	2,968,247
2.15%, 09/02/31 (a)	1,850,000	1,488,214
Rush Obligated Group
3.92%, 11/15/29 (a)	1,100,000	1,045,264
Smith & Nephew PLC
2.03%, 10/14/30 (a)	3,575,000	2,955,774
5.40%, 03/20/34 (a)	2,000,000	1,973,980
Solventum Corp.
5.45%, 03/13/31 (a)(d)	3,500,000	3,458,105
5.60%, 03/23/34 (a)(d)	5,750,000	5,646,442
Stanford Health Care
3.31%, 08/15/30 (a)	975,000	889,346
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	2,405,000	2,050,960
Stryker Corp.
1.95%, 06/15/30 (a)	3,475,000	2,929,008
Sutter Health
2.29%, 08/15/30 (a)	2,375,000	2,043,426
5.16%, 08/15/33 (a)	1,390,000	1,399,994
Sysco Corp.
2.40%, 02/15/30 (a)	1,800,000	1,560,330
5.95%, 04/01/30 (a)	3,400,000	3,538,856
2.45%, 12/14/31 (a)	1,410,000	1,165,844
6.00%, 01/17/34 (a)	1,750,000	1,837,990
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	8,655,000	7,306,984
Thermo Fisher Scientific, Inc.
2.60%, 10/01/29 (a)	3,185,000	2,850,862
4.98%, 08/10/30 (a)	2,620,000	2,624,218
2.00%, 10/15/31 (a)	4,180,000	3,424,381
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 11/21/32 (a)	2,195,000	2,178,384
5.09%, 08/10/33 (a)	3,530,000	3,522,305
5.20%, 01/31/34 (a)	1,500,000	1,509,915
Tyson Foods, Inc.
5.70%, 03/15/34 (a)	3,205,000	3,193,462
Unilever Capital Corp.
2.13%, 09/06/29 (a)	2,925,000	2,571,455
1.38%, 09/14/30 (a)	1,775,000	1,447,246
1.75%, 08/12/31 (a)	2,925,000	2,378,493
5.90%, 11/15/32	3,390,000	3,603,909
5.00%, 12/08/33 (a)	2,800,000	2,804,032
Universal Health Services, Inc.
2.65%, 10/15/30 (a)	2,780,000	2,371,284
2.65%, 01/15/32 (a)	1,825,000	1,489,456
UPMC
5.04%, 05/15/33 (a)	1,695,000	1,661,371
Viatris, Inc.
2.70%, 06/22/30 (a)	5,085,000	4,323,979
Whirlpool Corp.
2.40%, 05/15/31 (a)	970,000	801,453
4.70%, 05/14/32 (a)	1,075,000	1,025,034
5.50%, 03/01/33 (a)(c)	1,080,000	1,065,690
5.75%, 03/01/34 (a)	1,075,000	1,075,710
Wyeth LLC
6.50%, 02/01/34	2,665,000	2,928,648
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31 (a)	2,625,000	2,194,999
Zoetis, Inc.
2.00%, 05/15/30 (a)	2,680,000	2,259,294
5.60%, 11/16/32 (a)	2,650,000	2,713,627
		897,946,744
Energy 6.7%
Apache Corp.
4.25%, 01/15/30 (a)	1,775,000	1,648,762
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
3.14%, 11/07/29 (a)	1,780,000	1,621,918
4.49%, 05/01/30 (a)	1,805,000	1,755,597
Boardwalk Pipelines LP
3.40%, 02/15/31 (a)	1,820,000	1,593,920
3.60%, 09/01/32 (a)	1,720,000	1,486,252
BP Capital Markets America, Inc.
4.97%, 10/17/29 (a)	2,000,000	1,994,880
3.63%, 04/06/30 (a)	4,455,000	4,154,822
1.75%, 08/10/30 (a)	3,360,000	2,794,512
2.72%, 01/12/32 (a)	7,205,000	6,132,392
4.81%, 02/13/33 (a)	7,810,000	7,575,544
4.89%, 09/11/33 (a)	5,335,000	5,196,557
4.99%, 04/10/34 (a)	3,575,000	3,498,495
BP Capital Markets PLC
6.45%, (a)(b)(h)	4,595,000	4,729,542
Burlington Resources LLC
7.20%, 08/15/31	1,600,000	1,799,408
7.40%, 12/01/31	1,325,000	1,508,022
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (a)	1,700,000	1,491,376
7.20%, 01/15/32	1,400,000	1,538,334
6.45%, 06/30/33	1,250,000	1,316,388
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	1,740,000	1,440,755
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (a)	3,985,000	3,687,480
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	5,290,000	5,040,788
4.00%, 03/01/31 (a)	5,205,000	4,728,847
3.25%, 01/31/32 (a)	4,240,000	3,616,762
5.95%, 06/30/33 (a)	4,765,000	4,826,993
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)(d)	5,250,000	5,246,430
Chevron Corp.
2.24%, 05/11/30 (a)	5,275,000	4,569,416
Chevron USA, Inc.
3.25%, 10/15/29 (a)	1,740,000	1,616,303
Conoco Funding Co.
7.25%, 10/15/31	1,415,000	1,591,281
ConocoPhillips
5.90%, 10/15/32	1,800,000	1,901,754
ConocoPhillips Co.
5.05%, 09/15/33 (a)	3,450,000	3,422,124
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	1,800,000	1,799,622
DCP Midstream Operating LP
8.13%, 08/16/30	1,135,000	1,292,992
3.25%, 02/15/32 (a)	1,295,000	1,108,170
Devon Energy Corp.
4.50%, 01/15/30 (a)	1,995,000	1,926,651
7.88%, 09/30/31	2,350,000	2,662,667
7.95%, 04/15/32	1,300,000	1,491,204
Diamondback Energy, Inc.
3.50%, 12/01/29 (a)	3,615,000	3,338,597
5.15%, 01/30/30 (a)	2,955,000	2,942,028
3.13%, 03/24/31 (a)	2,770,000	2,438,265
6.25%, 03/15/33 (a)	3,830,000	4,007,827
5.40%, 04/18/34 (a)	4,405,000	4,362,404
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	1,515,000	1,358,773
Enbridge, Inc.
3.13%, 11/15/29 (a)	3,405,000	3,077,133
6.20%, 11/15/30 (a)	2,350,000	2,468,745
5.70%, 03/08/33 (a)	8,000,000	8,068,000
2.50%, 08/01/33 (a)	3,555,000	2,823,345
5.63%, 04/05/34 (a)	4,240,000	4,234,827
7.20%, 06/27/54 (a)(b)	2,200,000	2,214,080
7.38%, 03/15/55 (a)(b)	1,500,000	1,504,360
Energy Transfer LP
5.25%, 07/01/29 (a)	3,000,000	2,982,780
4.15%, 09/15/29 (a)	1,985,000	1,881,204
3.75%, 05/15/30 (a)	5,255,000	4,835,704
6.40%, 12/01/30 (a)	3,600,000	3,785,040
5.75%, 02/15/33 (a)	5,455,000	5,504,477
6.55%, 12/01/33 (a)	5,175,000	5,478,617
5.55%, 05/15/34 (a)	3,850,000	3,803,030
Enterprise Products Operating LLC
3.13%, 07/31/29 (a)	4,385,000	4,015,827
2.80%, 01/31/30 (a)	3,990,000	3,566,581
5.35%, 01/31/33 (a)	3,620,000	3,653,159
6.88%, 03/01/33	1,850,000	2,057,810
4.85%, 01/31/34 (a)	3,510,000	3,410,562
EOG Resources, Inc.
4.38%, 04/15/30 (a)	2,430,000	2,373,648
EQT Corp.
7.50%, 02/01/30 (a)(f)	2,340,000	2,483,887
5.75%, 02/01/34 (a)	2,605,000	2,579,341
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Exxon Mobil Corp.
2.44%, 08/16/29 (a)	4,425,000	3,957,233
3.48%, 03/19/30 (a)	6,945,000	6,477,949
2.61%, 10/15/30 (a)	6,945,000	6,097,224
Halliburton Co.
2.92%, 03/01/30 (a)	3,500,000	3,131,800
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	1,950,000	1,626,749
Hess Corp.
7.88%, 10/01/29	1,520,000	1,703,738
7.30%, 08/15/31	2,165,000	2,417,872
7.13%, 03/15/33	2,000,000	2,247,280
HF Sinclair Corp.
4.50%, 10/01/30 (a)	1,155,000	1,085,273
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	1,160,000	1,286,336
7.75%, 03/15/32	1,110,000	1,251,780
7.30%, 08/15/33	1,815,000	2,017,100
Kinder Morgan, Inc.
2.00%, 02/15/31 (a)	2,680,000	2,196,689
7.80%, 08/01/31	1,650,000	1,868,625
7.75%, 01/15/32	3,605,000	4,075,308
4.80%, 02/01/33 (a)	2,654,000	2,516,204
5.20%, 06/01/33 (a)	5,250,000	5,099,272
5.40%, 02/01/34 (a)	3,265,000	3,216,613
Marathon Oil Corp.
6.80%, 03/15/32	2,015,000	2,194,577
5.70%, 04/01/34 (a)	2,000,000	2,037,300
MPLX LP
2.65%, 08/15/30 (a)	5,305,000	4,574,289
4.95%, 09/01/32 (a)	3,485,000	3,335,110
5.00%, 03/01/33 (a)	3,790,000	3,624,832
5.50%, 06/01/34 (a)	5,500,000	5,418,105
National Fuel Gas Co.
2.95%, 03/01/31 (a)	1,810,000	1,519,115
NOV, Inc.
3.60%, 12/01/29 (a)	1,765,000	1,624,577
Occidental Petroleum Corp.
8.88%, 07/15/30 (a)	3,465,000	3,996,150
6.63%, 09/01/30 (a)	5,065,000	5,312,982
6.13%, 01/01/31 (a)	3,995,000	4,094,076
7.50%, 05/01/31	3,000,000	3,307,110
7.88%, 09/15/31	1,640,000	1,837,915
ONEOK, Inc.
3.40%, 09/01/29 (a)	2,420,000	2,220,423
3.10%, 03/15/30 (a)	2,758,000	2,467,224
3.25%, 06/01/30 (a)	1,600,000	1,440,800
5.80%, 11/01/30 (a)	1,845,000	1,888,948
6.35%, 01/15/31 (a)	2,120,000	2,223,180
6.10%, 11/15/32 (a)	2,715,000	2,808,667
6.05%, 09/01/33 (a)	5,165,000	5,321,396
Ovintiv, Inc.
8.13%, 09/15/30	1,125,000	1,271,880
7.20%, 11/01/31	1,200,000	1,295,988
7.38%, 11/01/31	1,670,000	1,817,528
6.25%, 07/15/33 (a)	2,105,000	2,171,329
Patterson-UTI Energy, Inc.
5.15%, 11/15/29 (a)	1,250,000	1,214,813
7.15%, 10/01/33 (a)	1,395,000	1,479,677
Phillips 66
2.15%, 12/15/30 (a)	2,950,000	2,467,498
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Phillips 66 Co.
3.15%, 12/15/29 (a)	2,000,000	1,812,860
5.25%, 06/15/31 (a)	2,120,000	2,112,940
5.30%, 06/30/33 (a)	3,105,000	3,073,919
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	3,910,000	3,276,345
2.15%, 01/15/31 (a)	3,470,000	2,915,945
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,510,000	3,207,438
3.80%, 09/15/30 (a)	2,625,000	2,400,300
Sabine Pass Liquefaction LLC
4.50%, 05/15/30 (a)	7,000,000	6,717,760
Schlumberger Investment SA
2.65%, 06/26/30 (a)	4,115,000	3,627,043
4.85%, 05/15/33 (a)(c)	1,910,000	1,873,576
5.00%, 06/01/34 (a)	1,000,000	984,600
Shell International Finance BV
2.38%, 11/07/29 (a)	5,220,000	4,606,389
2.75%, 04/06/30 (a)	6,100,000	5,442,420
Suncor Energy, Inc.
7.15%, 02/01/32	1,750,000	1,916,355
Targa Resources Corp.
4.20%, 02/01/33 (a)	2,630,000	2,368,657
6.13%, 03/15/33 (a)	3,200,000	3,295,136
6.50%, 03/30/34 (a)	3,295,000	3,489,339
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 03/01/30 (a)	3,400,000	3,381,266
4.88%, 02/01/31 (a)	3,457,000	3,298,808
4.00%, 01/15/32 (a)	3,525,000	3,167,635
Texas Eastern Transmission LP
7.00%, 07/15/32	1,600,000	1,749,488
Tosco Corp.
8.13%, 02/15/30	1,300,000	1,506,141
TotalEnergies Capital International SA
2.83%, 01/10/30 (a)	4,440,000	3,983,834
TotalEnergies Capital SA
5.15%, 04/05/34 (a)	4,325,000	4,332,266
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (a)	4,385,000	4,140,317
2.50%, 10/12/31 (a)	3,495,000	2,930,732
4.63%, 03/01/34 (a)	4,250,000	3,990,325
5.60%, 03/31/34	1,275,000	1,282,242
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (a)	2,400,000	2,165,016
Valero Energy Corp.
2.80%, 12/01/31 (a)	1,585,000	1,345,824
7.50%, 04/15/32	2,580,000	2,915,839
Western Midstream Operating LP
4.05%, 02/01/30 (a)(g)	3,715,000	3,457,885
6.15%, 04/01/33 (a)	2,600,000	2,658,032
Williams Cos., Inc.
3.50%, 11/15/30 (a)	3,570,000	3,237,490
7.50%, 01/15/31	1,220,000	1,346,465
2.60%, 03/15/31 (a)	5,345,000	4,520,854
8.75%, 03/15/32	1,245,000	1,488,036
4.65%, 08/15/32 (a)	3,560,000	3,386,130
5.65%, 03/15/33 (a)	2,715,000	2,743,453
5.15%, 03/15/34 (a)	3,505,000	3,421,090
		443,865,735
Industrial Other 0.3%
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	2,310,000	2,375,535
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cintas Corp. No. 2
4.00%, 05/01/32 (a)	2,845,000	2,672,536
Cornell University
4.84%, 06/15/34 (a)	1,650,000	1,641,436
Emory University
2.14%, 09/01/30 (a)	1,050,000	896,868
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	1,814,000	1,819,369
Johns Hopkins University
4.71%, 07/01/32 (a)	1,064,000	1,046,433
Quanta Services, Inc.
2.90%, 10/01/30 (a)	3,408,000	3,003,130
2.35%, 01/15/32 (a)	1,875,000	1,525,744
Yale University
1.48%, 04/15/30 (a)	1,830,000	1,533,760
		16,514,811
Technology 8.8%
Adobe, Inc.
2.30%, 02/01/30 (a)	4,645,000	4,071,157
4.95%, 04/04/34 (a)	2,600,000	2,590,796
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	1,800,000	1,670,580
Alphabet, Inc.
1.10%, 08/15/30 (a)	7,920,000	6,472,303
Amdocs Ltd.
2.54%, 06/15/30 (a)	2,320,000	1,979,238
Analog Devices, Inc.
2.10%, 10/01/31 (a)	4,060,000	3,362,411
5.05%, 04/01/34 (a)	2,160,000	2,153,045
Apple, Inc.
3.25%, 08/08/29 (a)	3,610,000	3,382,245
2.20%, 09/11/29 (a)	6,050,000	5,369,435
4.15%, 05/10/30 (a)	1,735,000	1,704,620
1.65%, 05/11/30 (a)	6,170,000	5,199,891
1.25%, 08/20/30 (a)	4,360,000	3,572,802
1.65%, 02/08/31 (a)	9,610,000	7,949,392
1.70%, 08/05/31 (a)	3,360,000	2,750,630
3.35%, 08/08/32 (a)	5,205,000	4,725,255
4.30%, 05/10/33 (a)	3,500,000	3,454,850
Applied Materials, Inc.
1.75%, 06/01/30 (a)	2,430,000	2,048,150
Arrow Electronics, Inc.
2.95%, 02/15/32 (a)	1,765,000	1,476,246
5.88%, 04/10/34 (a)	1,810,000	1,793,601
Atlassian Corp.
5.50%, 05/15/34 (a)	1,500,000	1,488,420
Autodesk, Inc.
2.85%, 01/15/30 (a)	1,785,000	1,592,291
2.40%, 12/15/31 (a)	3,515,000	2,917,801
Automatic Data Processing, Inc.
1.25%, 09/01/30 (a)	3,550,000	2,874,932
Avnet, Inc.
3.00%, 05/15/31 (a)	1,080,000	905,526
5.50%, 06/01/32 (a)	1,100,000	1,064,525
Baidu, Inc.
3.43%, 04/07/30 (a)	1,600,000	1,461,248
2.38%, 10/09/30 (a)	1,000,000	850,730
2.38%, 08/23/31 (a)	2,275,000	1,888,000
Broadcom, Inc.
5.00%, 04/15/30 (a)	2,105,000	2,109,189
4.15%, 11/15/30 (a)	6,210,000	5,869,754
2.45%, 02/15/31 (a)(d)	9,455,000	7,966,972
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.15%, 04/15/32 (a)(d)	4,345,000	4,008,523
4.30%, 11/15/32 (a)	7,015,000	6,560,919
2.60%, 02/15/33 (a)(d)	6,075,000	4,922,998
3.42%, 04/15/33 (a)(d)	8,010,000	6,909,746
3.47%, 04/15/34 (a)(d)	11,200,000	9,551,472
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	2,625,000	2,340,214
2.60%, 05/01/31 (a)	3,500,000	2,955,260
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31 (a)	3,490,000	3,046,351
CGI, Inc.
2.30%, 09/14/31 (a)	1,475,000	1,176,549
Cisco Systems, Inc.
4.95%, 02/26/31 (a)	8,685,000	8,683,176
5.05%, 02/26/34 (a)	8,715,000	8,712,298
Concentrix Corp.
6.85%, 08/02/33 (a)(c)	1,925,000	1,907,579
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (a)	6,280,000	6,317,806
6.20%, 07/15/30 (a)	2,805,000	2,945,530
5.75%, 02/01/33 (a)(c)	3,540,000	3,643,226
5.40%, 04/15/34 (a)	3,055,000	3,026,375
Equifax, Inc.
3.10%, 05/15/30 (a)	1,920,000	1,714,445
2.35%, 09/15/31 (a)	3,695,000	3,033,595
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/34 (a)	2,000,000	1,997,620
Equinix, Inc.
3.20%, 11/18/29 (a)	4,155,000	3,748,890
2.15%, 07/15/30 (a)	3,815,000	3,199,564
2.50%, 05/15/31 (a)	3,475,000	2,912,849
3.90%, 04/15/32 (a)	4,250,000	3,868,562
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	1,790,000	1,561,059
Fidelity National Information Services, Inc.
2.25%, 03/01/31 (a)	2,890,000	2,416,705
5.10%, 07/15/32 (a)	2,630,000	2,599,098
Fiserv, Inc.
3.50%, 07/01/29 (a)	10,400,000	9,620,000
2.65%, 06/01/30 (a)	3,450,000	3,002,949
5.35%, 03/15/31 (a)	1,590,000	1,592,242
5.60%, 03/02/33 (a)	3,130,000	3,158,326
5.63%, 08/21/33 (a)	4,550,000	4,592,997
5.45%, 03/15/34 (a)	2,700,000	2,687,526
Flex Ltd.
4.88%, 05/12/30 (a)	2,315,000	2,239,485
Fortinet, Inc.
2.20%, 03/15/31 (a)	1,815,000	1,495,524
Global Payments, Inc.
3.20%, 08/15/29 (a)	4,405,000	3,961,152
5.30%, 08/15/29 (a)	1,500,000	1,490,670
2.90%, 05/15/30 (a)	3,525,000	3,071,614
2.90%, 11/15/31 (a)	2,725,000	2,282,215
5.40%, 08/15/32 (a)	2,655,000	2,604,927
HP, Inc.
3.40%, 06/17/30 (a)	1,650,000	1,503,563
2.65%, 06/17/31 (a)	3,615,000	3,065,086
4.20%, 04/15/32 (a)	2,285,000	2,118,241
5.50%, 01/15/33 (a)(c)	3,910,000	3,939,755
IBM International Capital Pte. Ltd.
4.75%, 02/05/31 (a)	1,750,000	1,714,965
4.90%, 02/05/34 (a)	3,350,000	3,253,017
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Intel Corp.
4.00%, 08/05/29 (a)	2,940,000	2,809,229
2.45%, 11/15/29 (a)	7,120,000	6,263,678
5.13%, 02/10/30 (a)	4,410,000	4,431,124
3.90%, 03/25/30 (a)	5,285,000	4,967,953
5.00%, 02/21/31 (a)	1,250,000	1,243,663
2.00%, 08/12/31 (a)	4,405,000	3,589,194
4.15%, 08/05/32 (a)	4,420,000	4,139,728
4.00%, 12/15/32	2,705,000	2,490,683
5.20%, 02/10/33 (a)	7,780,000	7,772,609
5.15%, 02/21/34 (a)	3,235,000	3,196,633
International Business Machines Corp.
1.95%, 05/15/30 (a)	4,720,000	3,994,206
2.72%, 02/09/32 (a)	1,650,000	1,417,433
4.40%, 07/27/32 (a)	2,720,000	2,589,141
5.88%, 11/29/32	2,220,000	2,340,812
4.75%, 02/06/33 (a)	2,625,000	2,556,330
Intuit, Inc.
1.65%, 07/15/30 (a)	1,800,000	1,495,260
5.20%, 09/15/33 (a)	4,400,000	4,424,640
Jabil, Inc.
3.60%, 01/15/30 (a)	1,770,000	1,598,876
3.00%, 01/15/31 (a)	2,165,000	1,844,818
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	1,795,000	1,671,037
2.00%, 12/10/30 (a)	1,420,000	1,153,367
Keysight Technologies, Inc.
3.00%, 10/30/29 (a)	1,780,000	1,586,389
KLA Corp.
4.65%, 07/15/32 (a)	3,580,000	3,495,226
4.70%, 02/01/34 (a)	1,700,000	1,652,655
Kyndryl Holdings, Inc.
3.15%, 10/15/31 (a)	2,335,000	1,958,435
6.35%, 02/20/34 (a)	1,755,000	1,783,887
Lam Research Corp.
1.90%, 06/15/30 (a)	2,650,000	2,238,402
Leidos, Inc.
4.38%, 05/15/30 (a)	2,585,000	2,444,428
2.30%, 02/15/31 (a)	3,435,000	2,832,261
5.75%, 03/15/33 (a)	2,600,000	2,623,686
Marvell Technology, Inc.
2.95%, 04/15/31 (a)	2,680,000	2,312,009
5.95%, 09/15/33 (a)	1,750,000	1,808,818
Mastercard, Inc.
3.35%, 03/26/30 (a)	5,285,000	4,893,963
1.90%, 03/15/31 (a)	2,250,000	1,879,538
2.00%, 11/18/31 (a)	2,550,000	2,097,120
4.85%, 03/09/33 (a)	2,625,000	2,613,240
4.88%, 05/09/34 (a)	3,250,000	3,214,607
Micron Technology, Inc.
6.75%, 11/01/29 (a)	4,275,000	4,548,814
4.66%, 02/15/30 (a)	2,925,000	2,835,495
5.30%, 01/15/31 (a)	3,425,000	3,418,629
2.70%, 04/15/32 (a)	3,535,000	2,928,960
5.88%, 02/09/33 (a)	2,675,000	2,736,552
5.88%, 09/15/33 (a)	3,175,000	3,249,962
Microsoft Corp.
1.35%, 09/15/30 (a)	1,615,000	1,332,601
Moody's Corp.
2.00%, 08/19/31 (a)	2,075,000	1,686,705
4.25%, 08/08/32 (a)	1,725,000	1,622,587
Motorola Solutions, Inc.
2.30%, 11/15/30 (a)	3,210,000	2,700,188
2.75%, 05/24/31 (a)	2,965,000	2,517,077
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.60%, 06/01/32 (a)	2,130,000	2,154,389
5.40%, 04/15/34 (a)	3,105,000	3,079,694
NetApp, Inc.
2.70%, 06/22/30 (a)	2,522,000	2,192,627
NVIDIA Corp.
2.85%, 04/01/30 (a)	5,245,000	4,757,215
2.00%, 06/15/31 (a)	4,380,000	3,681,872
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 05/01/30 (a)	3,250,000	2,946,482
2.50%, 05/11/31 (a)	3,525,000	2,960,048
2.65%, 02/15/32 (a)	3,560,000	2,961,172
5.00%, 01/15/33 (a)	3,580,000	3,494,868
Oracle Corp.
6.15%, 11/09/29 (a)	4,330,000	4,530,782
2.95%, 04/01/30 (a)	11,330,000	10,078,715
4.65%, 05/06/30 (a)	2,775,000	2,719,611
3.25%, 05/15/30 (a)	1,800,000	1,632,744
2.88%, 03/25/31 (a)	10,880,000	9,405,760
6.25%, 11/09/32 (a)	7,675,000	8,132,430
4.90%, 02/06/33 (a)	5,385,000	5,228,404
PayPal Holdings, Inc.
2.85%, 10/01/29 (a)	5,200,000	4,694,248
2.30%, 06/01/30 (a)	3,590,000	3,095,477
4.40%, 06/01/32 (a)	3,500,000	3,335,185
5.15%, 06/01/34 (a)	2,000,000	1,975,880
Qorvo, Inc.
4.38%, 10/15/29 (a)	2,985,000	2,820,138
QUALCOMM, Inc.
2.15%, 05/20/30 (a)	4,230,000	3,663,138
1.65%, 05/20/32 (a)	4,310,000	3,398,952
4.25%, 05/20/32 (a)	1,810,000	1,730,994
5.40%, 05/20/33 (a)(c)	2,430,000	2,519,084
RELX Capital, Inc.
3.00%, 05/22/30 (a)	2,525,000	2,266,592
4.75%, 05/20/32 (a)	1,780,000	1,724,428
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	2,375,000	2,137,025
2.00%, 06/30/30 (a)	2,170,000	1,814,098
1.75%, 02/15/31 (a)	3,575,000	2,881,200
S&P Global, Inc.
2.50%, 12/01/29 (a)	1,722,000	1,523,970
1.25%, 08/15/30 (a)	2,105,000	1,701,766
2.90%, 03/01/32 (a)	5,185,000	4,484,195
5.25%, 09/15/33 (a)(d)	2,630,000	2,656,379
Salesforce, Inc.
1.95%, 07/15/31 (a)	5,290,000	4,342,720
ServiceNow, Inc.
1.40%, 09/01/30 (a)	5,275,000	4,285,146
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	1,785,000	1,516,125
TD SYNNEX Corp.
2.65%, 08/09/31 (a)	1,575,000	1,296,131
6.10%, 04/12/34 (a)	2,200,000	2,209,262
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	1,725,000	1,471,166
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	1,675,000	1,386,565
Texas Instruments, Inc.
2.25%, 09/04/29 (a)	2,400,000	2,123,688
1.75%, 05/04/30 (a)	2,765,000	2,337,531
1.90%, 09/15/31 (a)	1,710,000	1,414,341
3.65%, 08/16/32 (a)	1,445,000	1,324,444
4.90%, 03/14/33 (a)	3,300,000	3,294,951
4.85%, 02/08/34 (a)	2,110,000	2,091,538
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trimble, Inc.
6.10%, 03/15/33 (a)	2,885,000	2,989,350
TSMC Arizona Corp.
2.50%, 10/25/31 (a)	4,375,000	3,706,719
4.25%, 04/22/32 (a)(c)	3,450,000	3,333,321
Tyco Electronics Group SA
2.50%, 02/04/32 (a)	2,180,000	1,839,244
VeriSign, Inc.
2.70%, 06/15/31 (a)	2,650,000	2,216,858
Verisk Analytics, Inc.
5.75%, 04/01/33 (a)	1,760,000	1,811,902
5.25%, 06/05/34 (a)	500,000	492,495
Visa, Inc.
2.05%, 04/15/30 (a)	5,270,000	4,531,778
1.10%, 02/15/31 (a)	3,480,000	2,774,639
VMware LLC
4.70%, 05/15/30 (a)	2,580,000	2,497,595
2.20%, 08/15/31 (a)	5,135,000	4,176,347
Western Digital Corp.
3.10%, 02/01/32 (a)	1,820,000	1,481,425
Western Union Co.
2.75%, 03/15/31 (a)	1,050,000	873,978
Workday, Inc.
3.80%, 04/01/32 (a)	4,370,000	3,928,936
Xilinx, Inc.
2.38%, 06/01/30 (a)	2,675,000	2,315,560
		579,316,663
Transportation 1.3%
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	1,266,125	1,164,240
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	1,663,871	1,481,195
Canadian National Railway Co.
3.85%, 08/05/32 (a)	2,740,000	2,530,664
5.85%, 11/01/33 (a)	1,125,000	1,190,542
Canadian Pacific Railway Co.
2.88%, 11/15/29 (a)	1,250,000	1,121,562
2.05%, 03/05/30 (a)	1,735,000	1,482,037
7.13%, 10/15/31	1,240,000	1,379,946
2.45%, 12/02/31 (a)	5,035,000	4,580,440
CSX Corp.
2.40%, 02/15/30 (a)	1,400,000	1,221,920
4.10%, 11/15/32 (a)	3,350,000	3,131,881
5.20%, 11/15/33 (a)	2,025,000	2,030,832
FedEx Corp. 2020-1 Class AA Pass-Through Trust
1.88%, 08/20/35	2,775,869	2,307,496
FedEx Corp.
3.10%, 08/05/29 (a)	3,485,000	3,192,574
4.25%, 05/15/30 (a)	2,585,000	2,484,159
2.40%, 05/15/31 (a)	3,570,000	3,026,824
4.90%, 01/15/34	1,615,000	1,579,793
GXO Logistics, Inc.
2.65%, 07/15/31 (a)	1,430,000	1,162,447
6.50%, 05/06/34 (a)	1,750,000	1,778,840
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	1,625,079	1,402,704
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34	1,696,135	1,582,121
Norfolk Southern Corp.
2.55%, 11/01/29 (a)	1,360,000	1,199,289
5.05%, 08/01/30 (a)	2,068,000	2,064,733
2.30%, 05/15/31 (a)	1,620,000	1,362,064
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 03/15/32 (a)	2,155,000	1,858,537
4.45%, 03/01/33 (a)	1,807,000	1,706,910
5.55%, 03/15/34 (a)	1,340,000	1,367,832
Ryder System, Inc.
6.60%, 12/01/33 (a)	2,145,000	2,292,018
Southwest Airlines Co.
2.63%, 02/10/30 (a)	1,800,000	1,560,132
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	2,120,000	1,739,524
Union Pacific Corp.
2.40%, 02/05/30 (a)	2,645,000	2,316,438
2.38%, 05/20/31 (a)	3,460,000	2,941,208
2.80%, 02/14/32 (a)	4,323,000	3,731,743
4.50%, 01/20/33 (a)	3,145,000	3,029,987
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	1,572,399	1,453,463
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	1,861,639	1,737,803
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	1,959,263	1,686,201
United Parcel Service, Inc.
2.50%, 09/01/29 (a)	1,410,000	1,259,017
4.45%, 04/01/30 (a)	2,590,000	2,538,304
4.88%, 03/03/33 (a)	3,210,000	3,164,739
5.15%, 05/22/34 (a)	3,035,000	3,027,352
		81,869,511
		3,539,936,829

Utility 8.7%
Electric 7.8%
AEP Texas, Inc.
2.10%, 07/01/30 (a)	2,075,000	1,728,122
4.70%, 05/15/32 (a)	1,340,000	1,264,236
5.40%, 06/01/33 (a)	1,645,000	1,602,806
5.70%, 05/15/34 (a)	1,250,000	1,242,563
AEP Transmission Co. LLC
5.15%, 04/01/34 (a)	1,500,000	1,468,320
AES Corp.
2.45%, 01/15/31 (a)	3,470,000	2,858,968
Alabama Power Co.
1.45%, 09/15/30 (a)	2,140,000	1,744,464
3.05%, 03/15/32 (a)	2,550,000	2,213,094
3.94%, 09/01/32 (a)	1,629,000	1,498,875
5.85%, 11/15/33 (a)	1,040,000	1,083,774
Ameren Corp.
3.50%, 01/15/31 (a)	2,650,000	2,390,618
Ameren Illinois Co.
1.55%, 11/15/30 (a)	1,186,000	961,289
3.85%, 09/01/32 (a)	1,675,000	1,522,039
4.95%, 06/01/33 (a)	1,820,000	1,778,686
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	1,540,000	1,313,420
5.95%, 11/01/32 (a)	1,800,000	1,845,162
5.63%, 03/01/33 (a)	2,980,000	2,974,934
7.05%, 12/15/54 (a)(b)	1,400,000	1,396,122
Appalachian Power Co.
2.70%, 04/01/31 (a)	1,765,000	1,485,230
4.50%, 08/01/32 (a)	1,800,000	1,665,216
5.65%, 04/01/34 (a)	1,410,000	1,397,916
Arizona Public Service Co.
2.60%, 08/15/29 (a)	1,325,000	1,174,056
2.20%, 12/15/31 (a)	1,565,000	1,264,019
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.35%, 12/15/32 (a)	1,440,000	1,513,037
5.55%, 08/01/33 (a)	1,665,000	1,653,928
Atlantic City Electric Co.
2.30%, 03/15/31 (a)	1,290,000	1,082,155
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	2,240,000	1,868,115
5.30%, 06/01/34 (a)	1,200,000	1,193,508
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 (a)	3,860,000	3,592,425
1.65%, 05/15/31 (a)	1,893,000	1,507,945
Black Hills Corp.
3.05%, 10/15/29 (a)	1,415,000	1,260,624
2.50%, 06/15/30 (a)	1,295,000	1,093,161
4.35%, 05/01/33 (a)	1,495,000	1,345,919
6.15%, 05/15/34 (a)	1,555,000	1,587,157
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31 (a)	1,425,000	1,200,406
3.00%, 03/01/32 (a)	920,000	795,193
4.45%, 10/01/32 (a)	1,790,000	1,695,488
6.95%, 03/15/33	1,260,000	1,406,437
4.95%, 04/01/33 (a)	2,480,000	2,421,770
5.15%, 03/01/34 (a)	1,400,000	1,389,346
CenterPoint Energy, Inc.
2.95%, 03/01/30 (a)	1,445,000	1,281,267
2.65%, 06/01/31 (a)	1,675,000	1,410,970
CMS Energy Corp.
4.75%, 06/01/50 (a)(b)	1,795,000	1,646,087
3.75%, 12/01/50 (a)(b)	1,285,000	1,071,060
Commonwealth Edison Co.
2.20%, 03/01/30 (a)	1,100,000	942,271
3.15%, 03/15/32 (a)	1,085,000	949,104
4.90%, 02/01/33 (a)	1,455,000	1,422,364
5.30%, 06/01/34 (a)	1,400,000	1,401,218
Connecticut Light & Power Co.
2.05%, 07/01/31 (a)	1,555,000	1,271,228
4.90%, 07/01/33 (a)	1,050,000	1,022,018
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	2,200,000	2,021,844
2.40%, 06/15/31 (a)	2,950,000	2,493,281
5.20%, 03/01/33 (a)	1,805,000	1,803,087
5.50%, 03/15/34 (a)	2,075,000	2,110,171
5.38%, 05/15/34 (a)	1,475,000	1,483,009
Constellation Energy Generation LLC
5.80%, 03/01/33 (a)	2,085,000	2,131,037
6.13%, 01/15/34 (a)	1,800,000	1,877,238
Consumers Energy Co.
3.60%, 08/15/32 (a)	1,245,000	1,119,927
4.63%, 05/15/33 (a)	2,479,000	2,376,196
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	1,435,000	1,182,038
6.63%, 02/01/32	1,130,000	1,231,734
5.30%, 05/15/33	955,000	957,636
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	4,920,000	4,445,171
2.25%, 08/15/31 (a)	2,995,000	2,439,248
4.35%, 08/15/32 (a)	1,395,000	1,302,512
5.38%, 11/15/32 (a)	2,930,000	2,907,410
6.30%, 03/15/33	1,050,000	1,087,979
5.25%, 08/01/33	1,805,000	1,762,889
7.00%, 06/01/54 (a)(b)	3,500,000	3,650,570
6.88%, 02/01/55 (a)(b)	3,525,000	3,605,088
DTE Electric Co.
2.25%, 03/01/30 (a)	1,981,000	1,712,594
2.63%, 03/01/31 (a)	2,150,000	1,854,633
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.00%, 03/01/32 (a)	1,630,000	1,407,538
5.20%, 04/01/33 (a)	2,190,000	2,189,693
5.20%, 03/01/34 (a)	1,725,000	1,721,343
DTE Energy Co.
2.95%, 03/01/30 (a)	1,080,000	951,804
5.85%, 06/01/34 (a)	3,000,000	3,044,850
Duke Energy Carolinas LLC
2.45%, 08/15/29 (a)	1,595,000	1,407,779
2.45%, 02/01/30 (a)	1,750,000	1,532,265
2.55%, 04/15/31 (a)	1,975,000	1,683,846
2.85%, 03/15/32 (a)	1,800,000	1,543,644
6.45%, 10/15/32	1,230,000	1,318,080
4.95%, 01/15/33 (a)	4,355,000	4,286,714
4.85%, 01/15/34 (a)	2,040,000	1,975,679
Duke Energy Corp.
2.45%, 06/01/30 (a)	2,945,000	2,536,823
2.55%, 06/15/31 (a)	3,394,000	2,843,968
4.50%, 08/15/32 (a)	4,085,000	3,822,539
5.75%, 09/15/33 (a)	2,075,000	2,109,735
5.45%, 06/15/34 (a)	2,000,000	1,979,900
Duke Energy Florida LLC
2.50%, 12/01/29 (a)	2,538,000	2,240,191
1.75%, 06/15/30 (a)	1,825,000	1,516,082
2.40%, 12/15/31 (a)	2,240,000	1,861,440
5.88%, 11/15/33 (a)	2,125,000	2,208,980
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	1,080,000	1,079,762
Duke Energy Ohio, Inc.
2.13%, 06/01/30 (a)	1,530,000	1,293,171
5.25%, 04/01/33 (a)	1,305,000	1,294,430
Duke Energy Progress LLC
2.00%, 08/15/31 (a)	2,105,000	1,717,070
3.40%, 04/01/32 (a)	1,700,000	1,503,072
5.25%, 03/15/33 (a)	1,770,000	1,767,168
5.10%, 03/15/34 (a)	1,750,000	1,737,102
Edison International
6.95%, 11/15/29 (a)	1,855,000	1,973,794
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	1,625,000	1,342,461
Entergy Arkansas LLC
5.15%, 01/15/33 (a)	1,533,000	1,515,968
5.30%, 09/15/33 (a)	1,045,000	1,041,269
5.45%, 06/01/34 (a)	1,300,000	1,302,756
Entergy Corp.
2.80%, 06/15/30 (a)	2,015,000	1,760,687
2.40%, 06/15/31 (a)	2,185,000	1,805,007
7.13%, 12/01/54 (a)(b)	4,200,000	4,170,810
Entergy Louisiana LLC
1.60%, 12/15/30 (a)	1,135,000	913,789
3.05%, 06/01/31 (a)	1,260,000	1,098,896
2.35%, 06/15/32 (a)	1,752,000	1,426,408
4.00%, 03/15/33 (a)	2,460,000	2,216,140
5.35%, 03/15/34 (a)	1,790,000	1,776,987
Entergy Mississippi LLC
5.00%, 09/01/33 (a)	1,065,000	1,033,125
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	2,122,000	1,713,409
Evergy Kansas Central, Inc.
5.90%, 11/15/33 (a)	1,085,000	1,117,452
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	1,325,000	1,128,913
4.95%, 04/15/33 (a)	960,000	932,227
5.40%, 04/01/34 (a)	1,100,000	1,093,257
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Evergy, Inc.
2.90%, 09/15/29 (a)	2,801,000	2,504,962
Eversource Energy
1.65%, 08/15/30 (a)	2,165,000	1,748,043
2.55%, 03/15/31 (a)	1,150,000	957,410
5.85%, 04/15/31 (a)	2,410,000	2,444,005
3.38%, 03/01/32 (a)	2,295,000	1,972,254
5.13%, 05/15/33 (a)	2,755,000	2,643,615
5.50%, 01/01/34 (a)	2,275,000	2,233,663
Exelon Corp.
4.05%, 04/15/30 (a)	4,300,000	4,040,151
3.35%, 03/15/32 (a)	2,395,000	2,099,601
5.30%, 03/15/33 (a)	2,845,000	2,826,308
5.45%, 03/15/34 (a)	2,210,000	2,196,121
FirstEnergy Corp.
2.65%, 03/01/30 (a)	2,100,000	1,824,060
2.25%, 09/01/30 (a)	1,500,000	1,256,145
Florida Power & Light Co.
4.63%, 05/15/30 (a)	1,715,000	1,681,300
2.45%, 02/03/32 (a)	5,240,000	4,369,374
5.10%, 04/01/33 (a)	2,610,000	2,599,377
4.80%, 05/15/33 (a)	2,645,000	2,574,617
5.63%, 04/01/34	1,475,000	1,523,159
5.30%, 06/15/34 (a)	2,600,000	2,623,478
Georgia Power Co.
2.65%, 09/15/29 (a)	2,260,000	2,014,903
4.70%, 05/15/32 (a)	2,415,000	2,333,808
4.95%, 05/17/33 (a)	3,471,000	3,388,251
5.25%, 03/15/34 (a)	3,125,000	3,117,812
Interstate Power & Light Co.
2.30%, 06/01/30 (a)	1,200,000	1,025,544
5.70%, 10/15/33 (a)	1,215,000	1,230,892
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	1,650,000	1,535,094
5.75%, 04/01/34 (a)(d)	1,420,000	1,409,705
Kentucky Utilities Co.
5.45%, 04/15/33 (a)	1,500,000	1,511,325
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	1,435,000	1,444,184
MidAmerican Energy Co.
6.75%, 12/30/31	1,400,000	1,560,734
5.35%, 01/15/34 (a)	1,305,000	1,322,918
National Grid PLC
5.81%, 06/12/33 (a)	2,800,000	2,815,988
5.42%, 01/11/34 (a)	2,650,000	2,594,668
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (a)	1,745,000	1,510,071
5.00%, 02/07/31 (a)	1,550,000	1,535,415
1.35%, 03/15/31 (a)	1,575,000	1,235,194
1.65%, 06/15/31 (a)	1,265,000	1,002,234
8.00%, 03/01/32	1,505,000	1,736,695
2.75%, 04/15/32 (a)	1,735,000	1,463,230
4.02%, 11/01/32 (a)	2,075,000	1,904,414
4.15%, 12/15/32 (a)	1,415,000	1,305,550
5.80%, 01/15/33 (a)	2,257,000	2,322,430
Nevada Power Co.
2.40%, 05/01/30 (a)	1,585,000	1,365,826
NextEra Energy Capital Holdings, Inc.
2.75%, 11/01/29 (a)	3,465,000	3,084,058
5.00%, 02/28/30 (a)	2,097,000	2,081,797
2.25%, 06/01/30 (a)	7,012,000	5,979,623
2.44%, 01/15/32 (a)	3,535,000	2,902,871
5.00%, 07/15/32 (a)	3,520,000	3,434,006
5.05%, 02/28/33 (a)	3,680,000	3,581,670
5.25%, 03/15/34 (a)	3,815,000	3,750,069
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.75%, 06/15/54 (a)(b)	2,000,000	2,019,960
6.70%, 09/01/54 (a)(b)	3,470,000	3,480,549
Northern States Power Co.
2.25%, 04/01/31 (a)	1,375,000	1,157,764
NSTAR Electric Co.
3.95%, 04/01/30 (a)	1,380,000	1,304,707
1.95%, 08/15/31 (a)	1,030,000	833,692
5.40%, 06/01/34 (a)	2,000,000	2,002,620
Ohio Power Co.
2.60%, 04/01/30 (a)	1,300,000	1,133,249
1.63%, 01/15/31 (a)	1,420,000	1,134,679
5.00%, 06/01/33 (a)	1,182,000	1,139,082
5.65%, 06/01/34 (a)	1,200,000	1,205,220
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	1,100,000	999,823
3.25%, 04/01/30 (a)	1,140,000	1,031,267
5.40%, 01/15/33 (a)	1,565,000	1,571,370
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (a)	2,420,000	2,139,716
7.00%, 05/01/32	1,735,000	1,934,421
4.15%, 06/01/32 (a)	1,400,000	1,305,528
4.55%, 09/15/32 (a)	2,375,000	2,280,285
7.25%, 01/15/33	1,130,000	1,285,239
5.65%, 11/15/33 (a)	2,860,000	2,935,933
Pacific Gas & Electric Co.
4.55%, 07/01/30 (a)	10,766,000	10,224,147
2.50%, 02/01/31 (a)	6,870,000	5,669,330
3.25%, 06/01/31 (a)	3,515,000	3,027,540
4.40%, 03/01/32 (a)	1,560,000	1,429,537
5.90%, 06/15/32 (a)	2,100,000	2,107,119
6.15%, 01/15/33 (a)	2,665,000	2,709,745
6.40%, 06/15/33 (a)	4,010,000	4,150,631
6.95%, 03/15/34 (a)	2,700,000	2,908,845
5.80%, 05/15/34 (a)	3,900,000	3,880,929
PacifiCorp
2.70%, 09/15/30 (a)	1,470,000	1,275,798
5.30%, 02/15/31 (a)	2,450,000	2,444,144
7.70%, 11/15/31	995,000	1,137,554
5.45%, 02/15/34 (a)	3,505,000	3,463,185
PECO Energy Co.
4.90%, 06/15/33 (a)	2,024,000	1,983,662
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	1,300,000	1,301,755
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	1,300,000	1,226,108
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	2,140,000	2,111,131
4.85%, 02/15/34 (a)	2,300,000	2,239,487
Progress Energy, Inc.
7.75%, 03/01/31	2,280,000	2,558,912
7.00%, 10/30/31	1,300,000	1,410,721
Public Service Co. of Colorado
1.90%, 01/15/31 (a)	1,525,000	1,242,158
1.88%, 06/15/31 (a)	2,510,000	2,011,037
4.10%, 06/01/32 (a)	890,000	819,654
5.35%, 05/15/34 (a)	1,500,000	1,488,495
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	1,185,000	984,427
5.35%, 10/01/33 (a)	2,180,000	2,194,301
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	1,510,000	1,222,934
5.25%, 01/15/33 (a)	1,700,000	1,664,929
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Service Electric & Gas Co.
2.45%, 01/15/30 (a)	1,040,000	908,918
1.90%, 08/15/31 (a)	1,505,000	1,218,418
3.10%, 03/15/32 (a)	1,750,000	1,524,583
4.90%, 12/15/32 (a)	1,415,000	1,393,634
4.65%, 03/15/33 (a)	1,650,000	1,590,584
5.20%, 08/01/33 (a)	1,790,000	1,793,311
5.20%, 03/01/34 (a)	1,635,000	1,637,256
Public Service Enterprise Group, Inc.
1.60%, 08/15/30 (a)	1,925,000	1,561,214
2.45%, 11/15/31 (a)	2,625,000	2,162,711
6.13%, 10/15/33 (a)	1,375,000	1,429,161
5.45%, 04/01/34 (a)	1,600,000	1,588,208
Puget Energy, Inc.
4.10%, 06/15/30 (a)	1,955,000	1,798,717
4.22%, 03/15/32 (a)	1,510,000	1,355,134
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	1,400,000	1,396,178
San Diego Gas & Electric Co.
1.70%, 10/01/30 (a)	2,835,000	2,329,321
3.00%, 03/15/32 (a)	1,765,000	1,523,919
Southern California Edison Co.
2.85%, 08/01/29 (a)	1,720,000	1,544,938
2.25%, 06/01/30 (a)	1,955,000	1,659,384
2.50%, 06/01/31 (a)	1,555,000	1,306,387
5.45%, 06/01/31 (a)	2,500,000	2,519,775
2.75%, 02/01/32 (a)	1,820,000	1,536,499
5.95%, 11/01/32 (a)	2,710,000	2,802,438
6.00%, 01/15/34	2,020,000	2,091,266
5.20%, 06/01/34 (a)	3,000,000	2,930,040
Southern Co.
3.70%, 04/30/30 (a)	3,510,000	3,240,116
5.70%, 10/15/32 (a)	1,805,000	1,845,197
5.20%, 06/15/33 (a)	2,385,000	2,346,005
5.70%, 03/15/34 (a)	3,750,000	3,816,637
Southwestern Electric Power Co.
5.30%, 04/01/33 (a)	1,285,000	1,246,309
Tampa Electric Co.
2.40%, 03/15/31 (a)	1,490,000	1,255,951
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	1,075,000	873,481
3.25%, 05/15/32 (a)	1,125,000	985,286
Union Electric Co.
2.95%, 03/15/30 (a)	1,650,000	1,475,562
2.15%, 03/15/32 (a)	2,030,000	1,634,049
5.20%, 04/01/34 (a)	1,700,000	1,688,321
Virginia Electric & Power Co.
2.88%, 07/15/29 (a)	1,750,000	1,580,845
2.30%, 11/15/31 (a)	1,650,000	1,359,765
2.40%, 03/30/32 (a)	2,060,000	1,694,494
5.00%, 04/01/33 (a)	2,625,000	2,559,322
5.30%, 08/15/33 (a)	1,475,000	1,467,920
5.00%, 01/15/34 (a)	1,800,000	1,750,212
WEC Energy Group, Inc.
1.80%, 10/15/30 (a)	1,580,000	1,289,375
Wisconsin Electric Power Co.
4.75%, 09/30/32 (a)	1,740,000	1,699,910
5.63%, 05/15/33	1,190,000	1,242,955
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	1,230,000	1,126,692
1.95%, 09/16/31 (a)	1,120,000	897,893
3.95%, 09/01/32 (a)	2,240,000	2,046,890
4.95%, 04/01/33 (a)	1,050,000	1,017,954
5.38%, 03/30/34 (a)	825,000	819,869
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Xcel Energy, Inc.
2.60%, 12/01/29 (a)	1,720,000	1,502,816
3.40%, 06/01/30 (a)	2,160,000	1,941,926
2.35%, 11/15/31 (a)	1,145,000	927,530
4.60%, 06/01/32 (a)	2,485,000	2,326,656
5.45%, 08/15/33 (a)	2,900,000	2,851,802
5.50%, 03/15/34 (a)	2,835,000	2,794,856
		512,701,976
Natural Gas 0.7%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	1,810,000	1,617,633
1.50%, 01/15/31 (a)	2,165,000	1,738,495
5.45%, 10/15/32 (a)	1,050,000	1,065,015
5.90%, 11/15/33 (a)	2,345,000	2,450,408
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (a)	1,785,000	1,458,791
4.40%, 07/01/32 (a)	1,675,000	1,575,689
5.40%, 03/01/33 (a)	2,175,000	2,177,479
NiSource, Inc.
5.20%, 07/01/29 (a)	1,700,000	1,694,152
2.95%, 09/01/29 (a)	2,680,000	2,409,936
3.60%, 05/01/30 (a)	3,460,000	3,177,007
1.70%, 02/15/31 (a)	2,745,000	2,188,781
5.40%, 06/30/33 (a)	1,560,000	1,545,242
5.35%, 04/01/34 (a)	2,140,000	2,100,196
6.95%, 11/30/54 (a)(b)	1,760,000	1,769,574
ONE Gas, Inc.
2.00%, 05/15/30 (a)	1,050,000	890,999
4.25%, 09/01/32 (a)	1,050,000	1,006,730
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/31 (a)	1,194,000	1,003,724
5.40%, 06/15/33 (a)	1,150,000	1,150,150
Sempra
5.50%, 08/01/33 (a)	2,440,000	2,440,976
6.88%, 10/01/54 (a)(b)	3,830,000	3,811,539
Southern California Gas Co.
2.55%, 02/01/30 (a)	2,295,000	2,000,001
5.20%, 06/01/33 (a)	1,725,000	1,705,956
Southern Co. Gas Capital Corp.
1.75%, 01/15/31 (a)	1,750,000	1,417,692
5.15%, 09/15/32 (a)	1,700,000	1,691,585
5.75%, 09/15/33 (a)	1,765,000	1,808,137
Southwest Gas Corp.
2.20%, 06/15/30 (a)	1,600,000	1,358,080
4.05%, 03/15/32 (a)	2,105,000	1,907,551
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	1,420,000	1,382,228
		50,543,746
Utility Other 0.2%
American Water Capital Corp.
2.80%, 05/01/30 (a)	1,835,000	1,614,800
2.30%, 06/01/31 (a)	1,977,000	1,637,865
4.45%, 06/01/32 (a)	2,850,000	2,718,017
5.15%, 03/01/34 (a)	2,315,000	2,295,299
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Essential Utilities, Inc.
2.70%, 04/15/30 (a)	1,930,000	1,679,891
2.40%, 05/01/31 (a)	1,110,000	915,584
5.38%, 01/15/34 (a)	1,850,000	1,819,050
		12,680,506
		575,926,228
Total Corporates (Cost $6,512,450,790)		6,493,042,294

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (i)	8,301,859	8,301,859
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (i)(j)	31,682,008	31,682,008
		39,983,867
Total Short-Term Investments (Cost $39,983,867)		39,983,867
Total Investments in Securities (Cost $6,552,434,657)		6,533,026,161

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
10 Year US Treasury Notes Ultra Futures, expires 09/19/24	187	21,230,344	44,155
5 Year US Treasury Notes (CBOT), expires 09/30/24	80	8,526,250	30,438
			74,593
Short
10 Year US Treasury Notes (CBOT), expires 09/19/24	(24)	(2,639,625)	(1,239)
Total Net Unrealized Appreciation on Futures Contracts			73,354

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan. Securities on loan were valued at $30,331,040.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $109,710,162 or 1.7% of net assets.

(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Perpetual security with no stated maturity date. Maturity date represents next call date.
(i)	The rate shown is the annualized 7-day yield.
(j)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade
REIT —	Real Estate Investment Trust
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended June 30, 2024:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 6/30/24	FACE AMOUNT AT 6/30/24	INTEREST INCOME EARNED
CORPORATES 0.4% OF NET ASSETS

Financial Institutions 0.4%
Brokerage/Asset Managers/Exchanges 0.4%
Charles Schwab Corp.
4.00%, 02/01/29	$1,813,161	$77,308	($1,867,180 )	($9,591 )	($15,853 )	$2,155	$—	$—	$13,328
3.25%, 05/22/29	1,740,882	240,794	(1,939,238)	(4,529)	(50,248)	12,339	—	—	27,347
2.75%, 10/01/29	1,262,336	178,513	—	—	(15,491)	13,570	1,438,928	1,600,000	21,496
4.63%, 03/22/30	1,553,795	178,053	—	—	(38,462)	3,376	1,696,762	1,725,000	38,265
1.65%, 03/11/31	1,837,061	262,449	(39,610)	(8,598)	(26,687)	29,963	2,054,578	2,555,000	20,644
2.30%, 05/13/31	1,919,612	248,877	(41,448)	(9,708)	(3,546)	24,344	2,138,131	2,545,000	28,772
1.95%, 12/01/31	2,073,565	328,954	(40,137)	(7,641)	(31,041)	30,358	2,354,058	2,940,000	27,649
2.90%, 03/03/32	2,651,015	339,792	(42,980)	(5,476)	(40,275)	25,239	2,927,315	3,420,000	48,613
5.85%, 05/19/34	4,234,320	534,852	(152,365)	(988)	(46,516)	(1,715)	4,567,588	4,475,000	127,754
6.14%, 08/24/34	4,506,881	654,247	(232,191)	5,552	(67,604)	(325)	4,866,560	4,670,000	139,735
Total	$23,592,628	$3,043,839	($4,355,149 )	($40,979 )	($335,723 )	$139,304	$22,043,920		$493,603

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates[1]	$—	$6,493,042,294	$—	$6,493,042,294
Short-Term Investments[1]	39,983,867	—	—	39,983,867
Futures Contracts[2]	74,593	—	—	74,593
Liabilities
Futures Contracts[2]	(1,239)	—	—	(1,239)
Total	$40,057,221	$6,493,042,294	$—	$6,533,099,515

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $21,765,869) including securities on loan of $88,527		$22,043,920
Investments in securities, at value - unaffiliated issuers (cost $6,530,668,788) including securities on loan of $30,242,513		6,510,982,241
Deposit with broker for futures contracts		1,697,025
Receivables:
Investments sold		152,539,973
Interest		77,866,517
Variation margin on future contracts		54,104
Dividends		43,127
Income from securities on loan	+	23,517
Total assets		6,765,250,424

Liabilities
Collateral held for securities on loan		31,682,008
Payables:
Investments bought		130,754,152
Fund shares redeemed		4,413,502
Management fees	+	162,045
Total liabilities		167,011,707
Net assets		$6,598,238,717

Net Assets by Source
Capital received from investors		$6,642,600,560
Total distributable loss	+	(44,361,843)
Net assets		$6,598,238,717

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,598,238,717		149,500,000		$44.14

See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated issuers (net of foreign withholding tax of $9,022)		$161,509,226
Interest received from securities - affiliated issuers		632,907
Dividends received from securities - unaffiliated issuers		323,443
Other Interest		40,704
Securities on loan, net	+	273,151
Total investment income		162,779,431

Expenses
Management fees		935,139
Total expenses	–	935,139
Net investment income		161,844,292

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(47,543)
Net realized losses on sales of securities - unaffiliated issuers		(15,615,628)
Net realized gains on sales of in-kind redemptions - affiliated issuers		6,564
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		3,670,477
Net realized gains on futures contracts	+	225,933
Net realized losses		(11,760,197)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(335,723)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(123,445,057)
Net change in unrealized appreciation (depreciation) on futures contracts	+	55,946
Net change in unrealized appreciation (depreciation)	+	(123,724,834)
Net realized and unrealized losses		(135,485,031)
Increase in net assets resulting from operations		$26,359,261
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab 5-10 Year Corporate Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$161,844,292	$201,012,155
Net realized losses		(11,760,197)	(38,933,363)
Net change in unrealized appreciation (depreciation)	+	(123,724,834)	155,413,863
Increase in net assets resulting from operations		$26,359,261	$317,492,655

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($136,438,200 )	($200,670,060 )

TRANSACTIONS IN FUND SHARES
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,350,000	$1,031,879,107	128,200,000	$5,648,599,785
Shares redeemed	+	(1,950,000)	(86,048,756)	(7,700,000)	(331,211,516)
Net transactions in fund shares		21,400,000	$945,830,351	120,500,000	$5,317,388,269

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		128,100,000	$5,762,487,305	7,600,000	$328,276,441
Total increase	+	21,400,000	835,751,412	120,500,000	5,434,210,864
End of period		149,500,000	$6,598,238,717	128,100,000	$5,762,487,305
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 6/30/24*	1/1/23– 12/31/23	10/12/22[1]– 12/31/22
Per-Share Data
Net asset value at beginning of period	$52.47	$51.16	$50.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.90	1.73	0.39
Net realized and unrealized gains (losses)	(1.13)	1.13	1.00
Total from investment operations	(0.23)	2.86	1.39
Less distributions:
Distributions from net investment income	(0.73)	(1.63)	(0.30)
Other capital[2]	0.02	0.08	0.07
Net asset value at end of period	$51.53	$52.47	$51.16
Total return	(0.40%)[3]	5.87%	2.93%[3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%[4]	0.03%	0.03%[4]
Net investment income (loss)	3.49%[4]	3.41%	3.50%[4]
Portfolio turnover rate[5]	15%[3]	47%	13%[3]
Net assets, end of period (x 1,000)	$347,840	$246,617	$61,387

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.
For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.0% OF NET ASSETS
ALABAMA 0.8%
Alabama Federal Aid Highway Finance Auth
Special Obligation RB Series 2017A	4.00%	06/01/37 (a)(b)	235,000	241,587
Special Obligation Refunding RB Series 2017B	5.00%	09/01/25 (a)	50,000	51,008
Alabama Public School & College Auth
Refunding Bonds Series 2020A	5.00%	11/01/29	50,000	54,920
Refunding Bonds Series 2020A	5.00%	11/01/31 (b)	50,000	55,750
Refunding RB Series 2020A	5.00%	11/01/25	100,000	102,341
Refunding RB Series 2020A	5.00%	11/01/30	50,000	55,731
Refunding RB Series 2020A	5.00%	11/01/37 (b)	130,000	143,462
Refunding RB Series 2020A	4.00%	11/01/40 (b)	200,000	202,666
Alabama State Corrections Institution Finance Auth
RB Series 2022A	5.25%	07/01/47 (b)	100,000	108,049
Birmingham Water Works Board
Water Refunding RB Series 2015A	5.00%	01/01/42 (a)(b)	300,000	302,274
Jefferson Cnty
Sewer RB Series 2024	5.00%	10/01/39 (b)	125,000	137,319
Sewer RB Series 2024	5.25%	10/01/45 (b)	250,000	272,823
Sewer RB Series 2024	5.25%	10/01/49 (b)	225,000	241,188
Sewer RB Warrants Series 2024	5.50%	10/01/53 (b)	415,000	450,102
Tuscaloosa City Board of Education Capital Outlay Warrants
School Tax Warrants Series 2016	5.00%	08/01/46 (a)(b)	200,000	206,982
Univ of Alabama
General RB Series 2012A	3.50%	07/01/42 (b)	75,000	68,021
				2,694,223
ALASKA 0.0%
Anchorage
Solid Waste Refunding RB Series 2022A	4.00%	11/01/52 (b)	105,000	100,151
ARIZONA 1.0%
Arizona
Refunding COP Series 20019A	5.00%	10/01/25 (a)	250,000	255,535
Arizona St Transportation Brd
Highway Refunding RB Series 2015	5.00%	07/01/24	140,000	140,000
Gilbert
Sr Lien Utility System RB Series 2022	5.00%	07/15/36 (b)	65,000	73,826
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Glendale Municipal Property Corp
Sub Excise Tax Refunding RB Series 2012C	4.00%	07/01/38 (b)	130,000	130,062
Maricopa Cnty
GO Bonds Series 2018C	4.00%	07/01/38 (b)	300,000	301,258
Mesa
Utility Systems RB Series 2019A	5.00%	07/01/43 (b)	75,000	79,327
Phoenix Civic Improvement Corp
Jr Lien Airport RB Series 2019A	4.00%	07/01/49 (b)	100,000	96,349
Jr Lien Airport Refunding RB Series 2017D	5.00%	07/01/35 (b)	40,000	41,723
Jr Lien Airport Refunding RB Series 2017D	5.00%	07/01/36 (b)	130,000	135,439
Jr Lien Water System RB Series 2020A	5.00%	07/01/44 (b)	150,000	160,989
Phoenix Civic Improvement Corp Wastewater Sub
Jr Lien Wastewater System RB Series 2023	5.25%	07/01/47 (b)	150,000	167,520
Pima Cnty
RB Series 2016	5.00%	07/01/25	155,000	157,703
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2017A	5.00%	01/01/27	100,000	104,551
Electric System RB Series 2017A	5.00%	01/01/30 (b)	100,000	106,238
Electric System RB Series 2017A	5.00%	01/01/36 (b)	300,000	317,268
Electric System RB Series 2019A	4.00%	01/01/39 (b)	200,000	202,583
Electric System RB Series 2019A	5.00%	01/01/47 (b)	75,000	78,976
Electric System RB Series 2021A	5.00%	01/01/28	60,000	63,917
Electric System RB Series 2022A	5.00%	01/01/31	150,000	167,908
Electric System RB Series 2023A	5.00%	01/01/47 (b)	250,000	271,730
Electric System RB Series 2023B	5.00%	01/01/48 (b)	100,000	109,506
Electric System RB Series 2023B	5.25%	01/01/53 (b)	150,000	165,983
Electric System Refunding RB Series 2016A	5.00%	01/01/31 (b)	200,000	207,922
				3,536,313
ARKANSAS 0.1%
Fayetteville SD #1
GO Refunding & Construction Bonds	3.00%	06/01/50 (b)(c)	125,000	96,333
GO Refunding Bonds	2.75%	06/01/46 (b)(c)	50,000	36,912
Springdale
Sales & Use Tax Revenue Refunding Bonds Series 2023B	4.25%	08/01/53 (b)(c)	75,000	75,156
Univ of Arkansas
Facilities RB Series 2021A	5.00%	12/01/45 (b)	70,000	75,116
				283,517
CALIFORNIA 19.2%
Alameda Cnty Transportation Commission
LT Sr Sales Tax RB Series 2022	5.00%	03/01/45 (b)	110,000	121,676
Alameda Corridor Transportation Auth
2nd Sub Lien Refunding RB Series 2016B	4.00%	10/01/37 (b)(c)	60,000	59,972
2nd Sub Lien Refunding RB Series 2016B	5.00%	10/01/37 (b)	100,000	102,333
2nd Sub Lien Refunding RB Series 2022C	5.00%	10/01/52 (b)	110,000	118,583
Sr Lien RB Series 1999A	0.00%	10/01/35 (c)(d)	50,000	32,908
Sr Lien Refunding RB Series 2024A	0.00%	10/01/52 (b)(d)	300,000	79,158
Anaheim Public Financing Auth
Sub Lease RB Series 1997C	0.00%	09/01/32 (c)(d)	100,000	75,881
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Bay Area Toll Auth
Sub Toll Bridge RB Series 2014S6	5.00%	10/01/54 (a)(b)	175,000	175,670
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/31 (b)	25,000	25,301
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/32 (b)	140,000	141,544
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/33 (b)	190,000	191,734
Sub Toll Bridge RB Series 2017S7	3.25%	04/01/36 (b)	200,000	186,649
Sub Toll Bridge RB Series 2017S7	4.00%	04/01/47 (b)	250,000	245,843
Toll Bridge RB Series 2017F1	5.00%	04/01/56 (a)(b)	95,000	100,279
Toll Bridge RB Series 2023F1	5.00%	04/01/29	100,000	109,281
Toll Bridge RB Series 2023F1	5.25%	04/01/54 (b)	100,000	111,362
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/33 (d)	150,000	110,091
California
GO Bonds	5.00%	08/01/24	60,000	60,076
GO Bonds	5.00%	11/01/24	50,000	50,272
GO Bonds	5.00%	03/01/25	75,000	75,872
GO Bonds	5.00%	10/01/25	250,000	255,968
GO Bonds	5.00%	11/01/25 (b)	250,000	251,304
GO Bonds	5.00%	03/01/26 (b)	250,000	252,596
GO Bonds	5.00%	04/01/27	200,000	210,032
GO Bonds	5.00%	08/01/27 (b)	200,000	207,004
GO Bonds	5.00%	10/01/28 (b)	25,000	25,077
GO Bonds	5.00%	11/01/28	120,000	129,478
GO Bonds	5.00%	04/01/29	200,000	217,543
GO Bonds	5.00%	08/01/29 (b)	200,000	210,629
GO Bonds	5.00%	10/01/29 (b)	150,000	161,870
GO Bonds	5.00%	10/01/29	50,000	54,869
GO Bonds	5.00%	11/01/29	100,000	109,892
GO Bonds	5.00%	11/01/29	30,000	32,968
GO Bonds	5.00%	10/01/30 (b)	30,000	30,098
GO Bonds	5.00%	10/01/30 (b)	275,000	296,330
GO Bonds	5.00%	11/01/30	300,000	334,753
GO Bonds	5.00%	04/01/31 (b)	125,000	135,787
GO Bonds	4.00%	09/01/31 (b)	180,000	181,547
GO Bonds	5.00%	11/01/31 (b)	185,000	195,426
GO Bonds	4.00%	09/01/32 (b)	155,000	156,294
GO Bonds	5.00%	11/01/32 (b)	320,000	344,399
GO Bonds	5.00%	12/01/32 (b)	150,000	154,174
GO Bonds	3.00%	10/01/33 (b)	100,000	94,981
GO Bonds	5.00%	03/01/34 (b)	100,000	110,485
GO Bonds	5.00%	09/01/34 (b)	40,000	45,892
GO Bonds	5.00%	09/01/34 (b)	150,000	174,457
GO Bonds	4.00%	10/01/34 (b)	100,000	105,210
GO Bonds	5.00%	03/01/35 (b)	150,000	165,509
GO Bonds	4.00%	09/01/35 (b)	200,000	201,510
GO Bonds	4.00%	10/01/35 (b)	100,000	104,595
GO Bonds	5.00%	10/01/35 (b)	200,000	231,138
GO Bonds	5.00%	03/01/36 (b)	265,000	292,073
GO Bonds	3.75%	04/01/37 (b)	105,000	104,869
GO Bonds	5.00%	10/01/39 (b)	200,000	228,429
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds	4.00%	02/01/43 (b)	60,000	59,191
GO Bonds	5.00%	09/01/44 (b)	400,000	450,230
GO Bonds	5.00%	08/01/45 (b)	95,000	95,978
GO Bonds	5.00%	10/01/45 (b)	150,000	166,877
GO Bonds	5.25%	10/01/45 (b)	250,000	283,813
GO Bonds	3.00%	03/01/46 (b)	70,000	57,590
GO Bonds	4.00%	03/01/46 (b)	100,000	100,622
GO Bonds	3.00%	09/01/46 (b)	270,000	221,978
GO Bonds	3.00%	12/01/46 (b)	70,000	57,390
GO Bonds	5.25%	09/01/47 (b)	200,000	224,642
GO Bonds	4.00%	04/01/49 (b)	250,000	249,277
GO Bonds	5.00%	10/01/49 (b)	175,000	185,599
GO Bonds	5.25%	10/01/50 (b)	170,000	191,616
GO Bonds	5.25%	09/01/53 (b)	200,000	225,941
Go Refunding Bonds	5.00%	12/01/31	100,000	113,545
GO Refunding Bonds	5.00%	12/01/24	100,000	100,695
GO Refunding Bonds	5.00%	04/01/25	200,000	202,709
GO Refunding Bonds	5.00%	08/01/25	380,000	387,837
GO Refunding Bonds	5.00%	08/01/25	150,000	153,093
GO Refunding Bonds	5.00%	09/01/25	95,000	97,113
GO Refunding Bonds	5.00%	10/01/25	250,000	255,968
GO Refunding Bonds	5.00%	04/01/26	270,000	279,136
GO Refunding Bonds	5.00%	08/01/26	200,000	207,432
GO Refunding Bonds	5.00%	09/01/26	285,000	296,042
GO Refunding Bonds	5.00%	09/01/26	300,000	311,623
GO Refunding Bonds	5.00%	11/01/26	125,000	130,246
GO Refunding Bonds	5.00%	12/01/26	200,000	208,721
GO Refunding Bonds	5.00%	03/01/27 (b)	250,000	252,819
GO Refunding Bonds	4.00%	09/01/27	125,000	128,466
GO Refunding Bonds	5.00%	09/01/27	150,000	158,744
GO Refunding Bonds	4.00%	10/01/27	125,000	128,565
GO Refunding Bonds	5.00%	11/01/27	100,000	106,142
GO Refunding Bonds	5.00%	12/01/27	210,000	223,231
GO Refunding Bonds	5.00%	04/01/28	125,000	133,475
GO Refunding Bonds	5.00%	08/01/28 (b)	175,000	181,061
GO Refunding Bonds	5.00%	10/01/28	150,000	161,600
GO Refunding Bonds	5.00%	11/01/28 (b)	25,000	26,468
GO Refunding Bonds	5.00%	11/01/28	250,000	269,745
GO Refunding Bonds	5.00%	12/01/28	50,000	54,032
GO Refunding Bonds	3.00%	09/01/29 (b)	55,000	54,057
GO Refunding Bonds	5.00%	09/01/29	100,000	109,584
GO Refunding Bonds	5.00%	09/01/29	175,000	191,771
GO Refunding Bonds	5.00%	10/01/29	65,000	71,329
GO Refunding Bonds	5.00%	10/01/29	200,000	219,474
GO Refunding Bonds	5.00%	11/01/29 (b)	100,000	105,743
GO Refunding Bonds	5.00%	11/01/29	60,000	65,935
GO Refunding Bonds	5.00%	03/01/30 (b)	150,000	151,551
GO Refunding Bonds	5.00%	04/01/30	100,000	110,550
GO Refunding Bonds	5.00%	08/01/30 (b)	150,000	157,813
GO Refunding Bonds	5.00%	08/01/30 (b)	25,000	25,421
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds	5.00%	09/01/30 (b)	100,000	103,373
GO Refunding Bonds	5.00%	11/01/30	50,000	55,792
GO Refunding Bonds	5.00%	04/01/31 (b)	130,000	141,218
GO Refunding Bonds	5.00%	04/01/32 (b)	150,000	162,400
GO Refunding Bonds	5.25%	08/01/32	300,000	343,399
GO Refunding Bonds	4.00%	09/01/32 (b)	50,000	50,417
GO Refunding Bonds	5.00%	09/01/32 (b)	150,000	152,725
GO Refunding Bonds	5.00%	09/01/32	500,000	574,895
GO Refunding Bonds	5.00%	11/01/32	150,000	172,867
GO Refunding Bonds	5.00%	03/01/33 (b)	200,000	220,959
GO Refunding Bonds	5.00%	08/01/33 (b)	100,000	100,106
GO Refunding Bonds	4.00%	08/01/34 (b)	125,000	126,004
GO Refunding Bonds	3.00%	10/01/34 (b)	270,000	253,036
GO Refunding Bonds	4.00%	11/01/34 (b)	90,000	91,294
GO Refunding Bonds	5.00%	03/01/35 (b)	410,000	452,391
GO Refunding Bonds	3.13%	04/01/35 (b)	75,000	71,397
GO Refunding Bonds	5.00%	04/01/35 (b)	250,000	285,219
GO Refunding Bonds	5.00%	04/01/35 (b)	100,000	107,455
GO Refunding Bonds	3.50%	08/01/35 (b)	200,000	195,513
GO Refunding Bonds	5.00%	08/01/35 (b)	125,000	131,482
GO Refunding Bonds	5.00%	09/01/35 (b)	150,000	172,019
GO Refunding Bonds	4.00%	11/01/35 (b)	150,000	151,770
GO Refunding Bonds	4.00%	03/01/36 (b)	335,000	347,827
GO Refunding Bonds	5.00%	04/01/36 (b)	200,000	216,127
GO Refunding Bonds	5.00%	08/01/36 (b)	200,000	210,053
GO Refunding Bonds	4.00%	09/01/36 (b)	100,000	100,396
GO Refunding Bonds	3.00%	10/01/36 (b)	200,000	184,753
GO Refunding Bonds	5.00%	11/01/36 (b)	95,000	102,170
GO Refunding Bonds	4.00%	03/01/37 (b)	200,000	206,253
GO Refunding Bonds	5.00%	04/01/37 (b)	190,000	205,107
GO Refunding Bonds	5.00%	10/01/37 (b)	60,000	67,373
GO Refunding Bonds	4.00%	11/01/37 (b)	150,000	154,816
GO Refunding Bonds	5.00%	09/01/41 (b)	100,000	110,636
GO Refunding Bonds	4.00%	04/01/42 (b)	200,000	203,686
GO Refunding Bonds	5.00%	04/01/42 (b)	250,000	261,543
GO Refunding Bonds	5.00%	04/01/42 (b)	100,000	111,007
GO Refunding Bonds	5.00%	09/01/42 (b)	100,000	111,523
GO Refunding Bonds	5.00%	10/01/42 (b)	100,000	106,717
GO Refunding Bonds	5.00%	10/01/42 (b)	250,000	280,578
GO Refunding Bonds	4.00%	09/01/43 (b)	100,000	101,732
ULT GO Bonds	5.00%	10/01/26 (b)	125,000	128,951
ULT GO Bonds Series 2015A	4.00%	03/01/45 (b)	100,000	100,018
California Dept of Water Resources
Water System RB Series AS	5.00%	12/01/29 (a)(b)	70,000	70,492
Water System RB Series AW	5.00%	12/01/30 (b)	100,000	104,530
Water System RB Series AW	4.00%	12/01/35 (b)	50,000	50,560
Water System RB Series BB	5.00%	12/01/31 (b)	155,000	175,803
Water System RB Series BB	5.00%	12/01/32 (b)	200,000	226,615
Water System RB Series BF	5.00%	12/01/31	75,000	86,344
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Water System RB Series BF	5.00%	12/01/32	100,000	116,923
Water System RB Series BF	5.00%	12/01/34 (b)	70,000	81,735
California Educational Facilities Auth
RB (Loma Linda Univ) Series 2017A	5.00%	04/01/42 (b)	300,000	307,223
RB (Santa Clara Univ) Series 2015	5.00%	04/01/45 (b)	170,000	171,604
RB (Stanford Univ) Series U7	5.00%	06/01/46	250,000	301,637
RB (Stanford Univ) Series V1	5.00%	05/01/49	200,000	240,587
RB (Stanford Univ) Series V2	2.25%	04/01/51 (b)	300,000	188,144
RB (Stanford Univ) Series V3	5.00%	06/01/33 (b)	100,000	117,538
California Infrastructure & Economic Development Bank
1st Lien RB Series 2003A	5.00%	07/01/25 (a)(c)	100,000	101,873
1st Lien RB Series 2003A	5.00%	07/01/36 (a)(b)	115,000	122,981
Clean Water & Drinking Water RB Series 2023	4.00%	10/01/47 (b)	200,000	203,105
Clean Water State Revolving Fund RB Series 2018	5.00%	10/01/27	130,000	138,570
Lease RB Series 2019	5.00%	08/01/44 (b)	250,000	265,614
RB (Academy of Motion Picture) Series 2020A	5.00%	11/01/30	50,000	55,945
RB (UCSF 2130 3rd St) Series 2017	5.00%	05/15/42 (b)	100,000	105,251
RB (UCSF 2130 3rd St) Series 2017	5.00%	05/15/47 (b)	200,000	208,733
Refunding RB Series 2023A	5.00%	04/01/33	50,000	58,456
California Municipal Finance Auth
RB (Pomona College) Series 2017	4.00%	01/01/43 (a)(b)	150,000	155,655
California Public Works Board
Lease RB (Dept of Corrections & Rehabilitation) Series 2014A	5.00%	09/01/25 (b)	75,000	75,230
Lease RB Series 2014A	5.00%	09/01/27 (b)	150,000	150,360
Lease RB Series 2021B	4.00%	05/01/46 (b)	100,000	100,735
Lease RB Series 2021C	5.00%	11/01/46 (b)	200,000	218,088
Lease RB Series 2024B	5.00%	04/01/45 (b)	250,000	280,175
Lease Refunding RB Series 2015F	5.00%	05/01/27 (b)	75,000	75,941
Lease Refunding RB Series 2021A	5.00%	02/01/31	155,000	173,527
Lease Refunding RB Series 2022A	5.00%	08/01/30	100,000	111,095
Lease Refunding RB Series 2022A	5.00%	08/01/34 (b)	200,000	225,554
Lease Refunding RB Series 2023B	5.00%	12/01/28	100,000	108,064
RB Series B	5.00%	10/01/28 (b)	100,000	105,335
California School Finance Auth
GO RB (Azusa USD) Series 2009A	0.00%	08/01/49 (c)(d)	100,000	28,232
California State Univ
RB Series 2014A	5.00%	11/01/30 (a)(b)	60,000	60,314
RB Series 2014A	5.00%	11/01/39 (a)(b)	70,000	70,367
RB Series 2015A	5.00%	11/01/38 (b)	60,000	61,298
RB Series 2015A	4.00%	11/01/43 (b)	75,000	75,071
RB Series 2016A	5.00%	11/01/27 (b)	115,000	118,878
RB Series 2016A	5.00%	11/01/28 (b)	250,000	258,104
RB Series 2016A	5.00%	11/01/30 (b)	200,000	206,308
RB Series 2016A	5.00%	11/01/32 (b)	170,000	175,282
RB Series 2016A	3.13%	11/01/36 (b)	175,000	164,200
RB Series 2017A	5.00%	11/01/27 (b)	100,000	105,593
RB Series 2017A	5.00%	11/01/31 (b)	50,000	52,547
RB Series 2023A	5.25%	11/01/53 (b)	200,000	226,339
Cerritos California Community College District
GO Bonds Series 2014A	4.00%	08/01/44 (b)	150,000	150,001
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Chabot-Las Positas CCD
GO Refunding Bonds Series 2016	4.00%	08/01/37 (b)	150,000	150,800
Chaffey CCD
GO Bonds Series 2018A	5.00%	06/01/48 (b)	100,000	104,858
Chino Basin Calif Regional Finance Auth
RB (Inland Empire Utilities Agency) Series 2020B	4.00%	11/01/25 (b)	75,000	75,745
Chino Valley USD
GO Bonds Series 2020B	5.00%	08/01/55 (b)	125,000	132,892
ULT GO Bonds Series 2020B	4.00%	08/01/45 (b)	100,000	100,284
Coast CCD
GO Bonds Series 2006B	0.00%	08/01/30 (c)(d)	385,000	313,562
GO Bonds Series 2019F	0.00%	08/01/40 (b)(d)	200,000	103,489
GO Refunding Bonds Series 2015	0.00%	08/01/34 (a)(b)(d)	150,000	98,078
Compton USD
GO Bonds Series 2019B	4.00%	06/01/49 (b)(c)	150,000	149,134
Desert CCD
GO Bonds Series 2021A1	4.00%	08/01/51 (b)	200,000	199,210
East Bay Municipal Utility District
Water System Refunding RB Series 2014B	5.00%	06/01/25	310,000	315,473
Foothill Eastern Transportation Corridor Agency
Toll Road Refunding RB Series 2013B2	3.50%	01/15/53 (b)	65,000	55,475
Toll Road Sr Lien RB Series A	0.00%	01/01/28 (a)(d)	340,000	305,080
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/46 (b)	335,000	326,685
Foothill-DeAnza CCD
GO Refunding Bond Series 2016	4.00%	08/01/40 (b)	100,000	99,350
Fresno USD
GO Bonds Series 2020B	4.00%	08/01/52 (b)	200,000	199,628
Glendale CCD
GO Bonds Series 2016A	5.25%	08/01/41 (a)(b)	100,000	107,075
GO Bonds Series 2016B	4.00%	08/01/50 (b)	170,000	170,330
Golden State Tobacco Securitization Corp
RB Series 2015A	5.00%	06/01/40 (a)(b)	110,000	111,902
RB Series 2015A	5.00%	06/01/40 (a)(b)	130,000	132,248
RB Series 2015A	5.00%	06/01/45 (a)(b)	120,000	122,075
Grossmont Healthcare District
GO Refunding Bonds Series 2015D	4.00%	07/15/40 (b)	200,000	196,219
Grossmont-Cuyamaca CCD
GO Bonds Series 2018B	4.00%	08/01/47 (b)	130,000	130,176
Hayward USD
GO Bonds Series 2020	4.00%	08/01/45 (b)(c)	150,000	148,172
GO Bonds Series 2020	4.00%	08/01/50 (b)(c)	150,000	146,271
Irvine Facilities Financing Auth
Special Tax RB Series 2023A	4.00%	09/01/58 (b)	100,000	98,779
Long Beach CCD
GO Bonds Series 2019C	4.00%	08/01/49 (b)	150,000	150,063
Long Beach USD
GO Bonds Series 2016C	4.00%	08/01/50 (b)	100,000	100,021
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Los Angeles
Sub Refunding RB Series 2018B	5.00%	06/01/25	215,000	218,756
Wastewater System Sub Refunding RB Series 2018B	5.00%	06/01/27	115,000	121,451
Wastewater System Sub Refunding RB Series 2022C	5.00%	06/01/30	100,000	111,374
Los Angeles CCD
GO Bonds Series 2008L	5.00%	08/01/25	200,000	204,082
GO Bonds Series C1	5.00%	08/01/25	60,000	61,224
GO Bonds Series D	5.00%	08/01/30	100,000	111,921
GO Bonds Series K	3.00%	08/01/39 (b)	275,000	252,632
GO Refunding Bonds Series 2015A	5.00%	08/01/25 (a)(b)	100,000	100,138
GO Refunding Bonds Series 2015A	5.00%	08/01/30 (a)(b)	250,000	250,344
GO Refunding Bonds Series 2015A	4.00%	08/01/32 (a)(b)	125,000	125,070
GO Refunding Bonds Series 2015C	5.00%	08/01/24	100,000	100,128
GO Refunding Bonds Series 2015C	5.00%	08/01/25	155,000	158,163
GO Refunding Bonds Series 2015C	5.00%	06/01/26	80,000	82,948
GO Refunding Bonds Series 2016	4.00%	08/01/37 (b)	50,000	50,107
Los Angeles Cnty Metropolitan Transportation Auth
1st Tier Sr Sales Tax RB Series 2017A	5.00%	07/01/42 (b)	200,000	209,031
Jr Sub Sales Tax Refunding RB Series 2020A1	4.00%	06/01/36 (b)	290,000	304,459
Jr Sub Sales Tax Refunding RB Series 2020A3	5.00%	06/01/33 (b)	100,000	104,955
Jr Sub Sales Tax Refunding RB Series 2020A3	5.00%	06/01/34 (b)	200,000	209,977
Sr Sales Tax RB Series 2017A	5.00%	07/01/38 (b)	30,000	31,475
Sr Sales Tax RB Series 2017A	5.00%	07/01/42 (b)	150,000	156,774
Sr Sales Tax RB Series 2021A	4.00%	06/01/35 (b)	170,000	180,725
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2016D	4.00%	12/01/40 (b)	200,000	200,330
Lease RB Series 2020A	4.00%	12/01/43 (b)	25,000	25,161
Los Angeles Dept of Airports
Sr RB Series 2020D	4.00%	05/15/48 (b)	200,000	198,815
Sr Refunding RB Series 2020A	5.00%	05/15/35 (b)	150,000	166,004
Sr Refunding RB Series 2020A	5.00%	05/15/38 (b)	125,000	137,279
Sub RB Series 2022B	4.00%	05/15/48 (b)	150,000	148,205
Sub Refunding RB Series 2021B	5.00%	05/15/45 (b)	140,000	152,673
Sub Refunding RB Series 2021B	5.00%	05/15/48 (b)	100,000	108,144
Los Angeles Dept of Water & Power
Power System RB Series 2015A	5.00%	07/01/28 (b)	25,000	25,184
Power System RB Series 2015A	5.00%	07/01/33 (b)	50,000	50,392
Power System RB Series 2015A	5.00%	07/01/34 (b)	200,000	201,569
Power System RB Series 2017A	5.00%	07/01/47 (b)	100,000	103,315
Power System RB Series 2019B	5.00%	07/01/32 (b)	180,000	195,178
Power System RB Series 2019D	5.00%	07/01/44 (b)	250,000	267,776
Power System RB Series 2020A	5.00%	07/01/25	200,000	203,725
Power System RB Series 2020A	5.00%	07/01/29	150,000	164,723
Power System RB Series 2020B	5.00%	07/01/40 (b)	235,000	257,648
Power System RB Series 2021B	5.00%	07/01/41 (b)	100,000	109,937
Power System RB Series 2021B	5.00%	07/01/48 (b)	140,000	150,525
Power System RB Series 2021C	5.00%	07/01/51 (b)	50,000	53,902
Power System RB Series 2022A	5.00%	07/01/46 (b)	130,000	141,461
Power System RB Series 2022A	5.00%	07/01/51 (b)	250,000	269,510
Power System RB Series 2022C	5.00%	07/01/41 (b)	150,000	166,931
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Power System RB Series 2022E	5.00%	07/01/29	100,000	109,815
Power System RB Series 2023A	5.00%	07/01/28	35,000	37,701
Power System RB Series 2023A	5.00%	07/01/31	105,000	119,078
Power System RB Series 2023E	5.00%	07/01/35 (b)	100,000	116,484
Power System RB Series 2023E	5.00%	07/01/36 (b)	100,000	116,116
Power System RB Series 2024B	5.00%	07/01/36 (b)	85,000	99,436
Water System RB Series 2018A	5.00%	07/01/48 (b)	85,000	88,884
Water System RB Series 2020A	5.00%	07/01/50 (b)	100,000	106,792
Water System RB Series 2022B	4.00%	07/01/49 (b)	100,000	98,627
Water System RB Series 2022C	5.00%	07/01/43 (b)	150,000	166,752
Water System RB Series 2022D	5.00%	07/01/52 (b)	150,000	163,177
Water System RB Series 2023A	5.00%	07/01/33	75,000	87,676
Water System RB Series 2023A	5.00%	07/01/34 (b)	50,000	58,420
Water System Refunding RB Series 2022C	5.00%	07/01/41 (b)	245,000	274,633
Los Angeles Municipal Improvement Corp
Lease Refunding RB Series 2016B	4.00%	11/01/33 (b)	80,000	80,994
Lease Refunding RB Series 2016B	4.00%	11/01/35 (b)	125,000	126,086
Los Angeles USD
COP Series 2023A	5.00%	10/01/37 (b)	55,000	63,075
GO Bonds Series 2016A	4.00%	07/01/33 (b)	240,000	240,683
GO Bonds Series 2016A	4.00%	07/01/34 (b)	200,000	200,497
GO Bonds Series 2018B1	5.00%	07/01/33 (b)	125,000	133,047
GO Bonds Series 2018B1	5.25%	07/01/42 (b)	200,000	211,883
GO Bonds Series 2020C	4.00%	07/01/31 (b)	100,000	105,384
GO Bonds Series 2020C	3.00%	07/01/35 (b)	70,000	65,152
GO Bonds Series 2020C	4.00%	07/01/39 (b)	50,000	50,988
GO Bonds Series 2020C	4.00%	07/01/44 (b)	150,000	150,236
GO Bonds Series 2020RYQ	5.00%	07/01/35 (b)	150,000	166,835
GO Bonds Series 2020RYQ	4.00%	07/01/44 (b)	225,000	225,354
GO Bonds Series 2022QRR	5.25%	07/01/47 (b)	150,000	168,197
GO Bonds Series 2023QRR	5.25%	07/01/48 (b)	250,000	282,112
GO Refunding Bonds Series 2014C	5.00%	07/01/25 (b)	250,000	250,261
GO Refunding Bonds Series 2014C	5.00%	07/01/28 (b)	135,000	135,141
GO Refunding Bonds Series 2016 B	2.00%	07/01/29 (b)	75,000	67,933
GO Refunding Bonds Series 2016B	3.00%	07/01/31 (b)	115,000	110,568
GO Refunding Bonds Series 2017A	5.00%	07/01/25	200,000	203,626
GO Refunding Bonds Series 2017A	5.00%	07/01/26	120,000	124,461
GO Refunding Bonds Series 2019A	5.00%	07/01/30 (b)	100,000	109,163
GO Refunding Bonds Series 2019A	5.00%	07/01/32 (b)	75,000	81,830
GO Refunding Bonds Series 2024A	5.00%	07/01/34	35,000	41,327
ULT GO Bonds Series 2024A	5.00%	07/01/26	100,000	103,718
ULT GO Bonds Series 2024A	5.00%	07/01/32	200,000	229,431
Marin Healthcare District
GO Bonds Series 2017A	4.00%	08/01/47 (b)	100,000	98,029
Mt. San Antonio CCD
GO Bonds Series 2019A	4.00%	08/01/49 (b)	125,000	122,702
New Haven USD
GO Bonds Series D	0.00%	08/01/33 (c)(d)	125,000	90,846
Newport-Mesa USD
GO Bonds Series 2011	0.00%	08/01/33 (d)	250,000	184,966
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Oakland USD
GO Bonds Series 2021A	4.00%	08/01/46 (b)(c)	195,000	191,928
Orange Cnty Transportation Auth
BAN 2021	5.00%	10/15/24 (a)	210,000	210,993
Palomar CCD
GO Bonds Series D	4.00%	08/01/46 (b)	100,000	100,029
Peninsula Corridor Joint Powers Board
Sales Tax RB Series 2022A	5.00%	06/01/51 (b)	250,000	270,110
Pleasanton USD
GO Bonds Series 2023	4.00%	08/01/52 (b)	55,000	54,806
Poway USD
GO Bonds Series B	0.00%	08/01/33 (d)	85,000	62,095
ULT GO Bonds Series B	0.00%	08/01/51 (d)	250,000	71,727
Rancho Santiago CCD
GO Bonds Series C	0.00%	09/01/30 (c)(d)	155,000	126,025
Riverside Cnty Public Finance Auth
Lease RB Series 2015	5.25%	11/01/45 (a)(b)	100,000	102,890
Riverside Cnty Transportation Commission
Sales Tax Refunding RB Series 2017B	5.00%	06/01/32 (b)	150,000	159,656
Sales Tax Refunding RB Series 2017B	5.00%	06/01/35 (b)	25,000	26,591
Toll 2nd Lien Refunding RB Series 2021C	4.00%	06/01/47 (b)	50,000	47,886
Toll Road Sr Lien Refunding RB Series 2021B1	4.00%	06/01/40 (b)	80,000	79,991
Toll Road Sr Lien Refunding RB Series 2021B1	4.00%	06/01/46 (b)	150,000	144,356
Riverside USD
GO Bonds Series 2016B	4.00%	08/01/42 (b)	200,000	200,299
Sacramento
Sr TOT RB (Convention Center Complex) Series 2018A	5.00%	06/01/48 (b)	250,000	256,812
Sacramento Cnty
Airport System Sub Refunding RB Series 2016B	5.00%	07/01/41 (b)	100,000	102,098
Sacramento Cnty Sanitation District Financing Auth
RB Series 2020A	5.00%	12/01/50 (b)	100,000	107,637
Refunding RB Series 2021	5.00%	12/01/32	75,000	87,141
Refunding RB Series 2021	5.00%	12/01/33 (b)	80,000	91,301
Sacramento Municipal Utility District
Electric RB Series 2019G	5.00%	08/15/40 (b)	115,000	124,134
Electric RB Series 2020H	4.00%	08/15/45 (b)	75,000	75,252
Sacramento Transportation Auth
Sales Tax Refunding RB Series 2023	5.00%	10/01/32	95,000	110,566
San Bernardino CCD
GO Bonds Series A	4.00%	08/01/49 (a)(b)	60,000	61,777
GO Bonds Series B	4.13%	08/01/49 (b)	125,000	125,814
San Diego CCD
GO Refunding Bonds Series 2016	5.00%	08/01/29 (a)(b)	220,000	229,488
San Diego Cnty Regional Airport Auth
Sub Airport RB Series 2021A	4.00%	07/01/46 (b)	115,000	114,737
Sub Airport RB Series 2021A	4.00%	07/01/51 (b)	100,000	98,004
Sub Airport RB Series 2021A	5.00%	07/01/56 (b)	55,000	58,480
Sub Airport Refunding RB Series 2019A	5.00%	07/01/36 (b)	55,000	60,130
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2016A	5.00%	04/01/48 (b)	200,000	204,732
Sales Tax RB Series 2023A	5.00%	04/01/32	75,000	86,121
San Diego Cnty Water Auth
Water Refunding RB Series 2021B	4.00%	05/01/34 (b)	80,000	85,104
Water Refunding RB Series 2021B	4.00%	05/01/35 (b)	260,000	276,085
San Diego Public Facilities Financing Auth
Lease RB Series 2021A	4.00%	10/15/50 (b)	260,000	259,219
Lease RB Series 2023A	4.00%	10/15/48 (b)	125,000	124,772
Sr Sewer Refunding RB Series 2016A	5.00%	05/15/27 (b)	75,000	77,523
Sub Sewer RB Series 2022A	5.00%	05/15/47 (b)	15,000	16,531
Water Sub RB Series 2018A	5.00%	08/01/43 (b)	200,000	210,622
San Diego USD
GO Bonds Series 2006F1	5.25%	07/01/28 (c)	90,000	98,108
GO Bonds Series 2008C	0.00%	07/01/35 (d)	100,000	68,750
GO Bonds Series 2017 I	4.00%	07/01/47 (b)	100,000	98,203
GO Bonds Series 2017I	3.13%	07/01/42 (b)	115,000	101,346
GO Bonds Series 2019L	4.00%	07/01/49 (b)	100,000	97,860
GO Bonds Series 2020M2	4.00%	07/01/50 (b)	200,000	195,996
GO Bonds Series 2022A3	4.00%	07/01/53 (b)	200,000	195,057
GO Bonds Series 2022F2	5.00%	07/01/29	65,000	71,635
GO Bonds Series 2023N2	5.00%	07/01/53 (b)	330,000	362,395
GO Refunding Bonds Series 2005E2	5.50%	07/01/27 (c)	60,000	64,523
GO Refunding Bonds Series 2012R1	0.00%	07/01/30 (d)	150,000	123,030
Go Refunding Bonds Series 2016R5	5.00%	07/01/29 (b)	115,000	119,119
GO Refunding Bonds Series 2016SR1	4.00%	07/01/32 (b)	100,000	100,930
San Francisco
COP Series 2024R1	4.00%	04/01/45 (b)	100,000	99,757
GO Refunding Bonds Series 2022R1	5.00%	06/15/25	100,000	101,805
GO Refunding Bonds Series 2022R1	5.00%	06/15/30	40,000	44,696
Wastewater RB Series 2021A	5.00%	10/01/44 (b)	200,000	219,860
San Francisco Airport Commission
RB 2nd Series 2014B	5.00%	05/01/44 (b)	100,000	100,223
RB 2nd Series 2017B	5.00%	05/01/47 (b)	150,000	154,900
RB 2nd Series 2018E	5.00%	05/01/48 (b)	100,000	104,170
RB 2nd Series 2019F	5.00%	05/01/50 (b)	100,000	104,815
Refunding RB 2nd Series 2019D	5.00%	05/01/33 (b)	50,000	54,805
Refunding RB 2nd Series 2021B	5.00%	05/01/31	60,000	68,021
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017A1	4.00%	08/01/42 (b)	150,000	149,079
GO Bonds Series 2019B1	4.00%	08/01/44 (b)	150,000	150,248
GO Bonds Series 2020C1	4.00%	08/01/45 (b)	205,000	205,103
GO Bonds Series 2022D1	5.25%	08/01/47 (b)	70,000	78,467
San Francisco Municipal Transportation Agency
RB Series 2017	4.00%	03/01/46 (b)	100,000	99,816
San Francisco Public Utilities Commission
Wastewater RB Series 2018A	4.00%	10/01/43 (b)	200,000	199,967
Water RB Series 2020A	5.00%	11/01/50 (b)	295,000	316,872
Water Refunding RB Series 2016A	5.00%	11/01/26	350,000	365,813
Water Refunding RB Series 2023C	5.00%	11/01/37 (b)	100,000	115,810
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Joaquin Hills Transportation Corridor Agency Toll
Toll Road Jr Lien RB	0.00%	01/01/26 (a)(d)	400,000	380,967
Toll Road Refunding RB Series 1997A	0.00%	01/15/25 (c)(d)	50,000	48,971
Toll Road Sr Lien Refunding RB Series 2014A	5.00%	01/15/29 (a)(b)	80,000	80,802
Toll Road Sr Lien Refunding RB Series 2021A	5.00%	01/15/33 (b)	50,000	55,401
Toll Road Sr Lien Refunding RB Series 2021A	4.00%	01/15/34 (b)	55,000	57,121
San Jose
Airport Refunding RB Series 2017B	5.00%	03/01/47 (b)(c)	150,000	154,357
Wastewater RB Series 2022B	5.00%	11/01/52 (b)	175,000	192,151
San Jose Redevelopment Agency Successor
Tax Refunding Bonds Series 2017A	5.00%	08/01/34 (b)	125,000	131,534
San Marcos USD
GO Bonds Series B	0.00%	08/01/51 (d)	200,000	62,661
San Mateo Cnty CCD
GO Bonds Series 2006B	0.00%	09/01/32 (c)(d)	160,000	121,507
GO Bonds Series 2006B	0.00%	09/01/34 (c)(d)	50,000	35,208
GO Bonds Series 2018B	5.00%	09/01/45 (b)	150,000	159,298
San Mateo Cnty Jt Powers Financing Auth
Lease RB Series 2018A	5.00%	07/15/43 (b)	150,000	158,306
San Mateo Foster City Public Finance Auth
Wastewater RB Series 2021B	5.00%	08/01/25 (a)	340,000	346,720
San Mateo SD
ULT GO Bonds Series 2020B	4.00%	08/01/51 (b)	150,000	148,430
Santa Clara Cnty
GO Refunding Bonds Series 2017C	3.25%	08/01/39 (b)	70,000	65,487
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2023A	5.00%	04/01/26	250,000	258,589
Santa Monica CCD
GO Bonds Series 2018A	4.00%	08/01/47 (b)	150,000	150,483
Southern California Metropolitan Water District
Sub Water Refunding RB Series 2017A	2.50%	07/01/25	90,000	88,894
Sub Water Refunding RB Series 2017A	2.50%	07/01/26	100,000	97,551
Sub Water Refunding RB Series 2017A	2.50%	07/01/27	150,000	144,601
Water RB Series 2015A	5.00%	07/01/28 (a)(b)	25,000	25,478
Water RB Series 2020A	5.00%	10/01/45 (b)	30,000	32,269
Water RB Series 2021A	5.00%	10/01/46 (b)	100,000	109,410
Water Refunding RB Series 2022A	5.00%	10/01/29	100,000	110,402
Water Refunding RB Series 2024A	5.00%	04/01/34	110,000	130,264
Southern California Public Power Auth
Sub Refunding RB Series 2015C	5.00%	07/01/26 (b)	200,000	201,801
Transmission System RB Series 2023-1A	5.00%	07/01/48 (b)	150,000	165,674
Southwestern CCD
GO Bonds Series A	4.00%	08/01/47 (b)	50,000	50,052
Sunnyvale Financing Auth
Lease RB Series 2020	4.00%	04/01/50 (b)	250,000	248,527
Sweetwater UHSD
GO Bonds Series 2022A1	5.00%	08/01/52 (b)	175,000	188,975
Twin Rivers USD
GO Bonds Series 2016	0.00%	08/01/41 (b)(c)(d)	390,000	177,350
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Univ of California
General RB Series 2015AO	5.00%	05/15/25	85,000	86,292
General RB Series 2015AO	5.00%	05/15/26 (b)	55,000	55,896
General RB Series 2017AV	5.25%	05/15/42 (b)	150,000	156,759
General RB Series 2017AY	5.00%	05/15/27	75,000	79,243
General RB Series 2017AY	5.00%	05/15/30 (b)	125,000	131,210
General RB Series 2018AZ	5.00%	05/15/35 (b)	140,000	149,558
General RB Series 2018AZ	5.00%	05/15/43 (b)	170,000	179,505
General RB Series 2020BE	5.00%	05/15/41 (b)	100,000	108,617
General RB Series 2022BK	5.00%	05/15/32	350,000	400,766
General RB Series 2022BK	5.00%	05/15/52 (b)	230,000	250,277
General RB Series 2023BN	5.00%	05/15/36 (b)	100,000	115,704
General RB Series 2023BN	5.00%	05/15/37 (b)	250,000	288,317
General RB Series 2023BQ	5.00%	05/15/29	40,000	43,893
General RB Series AZ	5.00%	05/15/33 (b)	200,000	214,010
Limited Project RB Series 2016K	4.00%	05/15/46 (b)	50,000	50,022
Limited Project RB Series 2017M	5.00%	05/15/32 (b)	150,000	157,207
Limited Project RB Series 2017M	5.00%	05/15/35 (b)	90,000	94,298
Limited Project RB Series 2017M	5.00%	05/15/42 (b)	140,000	145,091
Limited Project RB Series 2017M	4.00%	05/15/47 (b)	50,000	49,500
Limited Project RB Series 2018O	5.00%	05/15/58 (b)	245,000	255,876
Limited Project RB Series 2021Q	4.00%	05/15/51 (b)	165,000	162,522
RB Series 2015I	5.00%	05/15/26 (b)	100,000	101,629
RB Series 2017AY	5.00%	05/15/31 (b)	50,000	52,431
RB Series 2018AZ	5.00%	05/15/34 (b)	200,000	213,725
RB Series 2018O	4.00%	05/15/48 (b)	155,000	152,959
RB Series 2020BE	4.00%	05/15/47 (b)	250,000	248,606
RB Series 2021Q	5.00%	05/15/46 (b)	165,000	179,305
RB Series 2023BN	5.00%	05/15/26	65,000	67,241
RB Series 2023BQ	5.00%	05/15/35 (b)	85,000	98,629
RB Series 2024 BS	5.00%	05/15/34	115,000	135,337
RB Series 2024BS	5.00%	05/15/37 (b)	150,000	175,220
RB Series 2024BV	5.00%	05/15/35 (b)	200,000	235,191
Ventura Cnty CCD
GO Refunding Bonds Series 2015	3.13%	08/01/31 (b)	200,000	195,211
Washington Township Health Care District
GO Bonds Series 2023B	5.25%	08/01/48 (b)	250,000	275,790
Williams Hart Calif UHSD
GO Bonds Series C	3.50%	08/01/38 (b)	100,000	98,562
				66,807,296
COLORADO 1.2%
Aurora Colo
1st Lien Water Refunding RB Series 2016	5.00%	08/01/41 (a)(b)	170,000	176,562
Colorado
COP Series 2018A	5.00%	12/15/29 (b)	30,000	32,218
COP Series 2020A	4.00%	12/15/35 (b)	150,000	153,697
COP Series 2020A	3.00%	12/15/36 (b)	90,000	82,380
COP Series 2020A	4.00%	12/15/39 (b)	190,000	191,872
COP Series 2021A	5.00%	12/15/33 (b)	135,000	151,184
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
COP Series 2021A	4.00%	12/15/38 (b)	40,000	40,647
COP Series 2021A	4.00%	12/15/39 (b)	25,000	25,279
Colorado Bridge Enterprise IRB
Infrastructure RB series 2024A	5.50%	12/01/54 (b)(c)	250,000	282,451
Colorado High Performance Transportation Enterprise
Sr RB Series 2017	5.00%	12/31/56 (b)	75,000	75,026
Colorado Regional Transportation District
COP Series 2015A	4.00%	06/01/40 (b)	50,000	48,872
Sales Tax RB Series 2016A	5.00%	11/01/46 (b)	100,000	101,777
Sales Tax RB Series 2017B	5.00%	11/01/34 (b)	150,000	157,302
Sales Tax Refunding RB Series 2021B	5.00%	11/01/28	100,000	107,856
Colorado Springs
Utilities System Improvement RB Series 2022B	5.25%	11/15/52 (b)	150,000	164,487
Utilities System Refunding RB Series 2022A	5.00%	11/15/30	75,000	83,693
Colorado State Building Excellent Schools Today
COP Series 2018N	5.00%	03/15/38 (b)	100,000	105,205
Colorado State Univ
System Enterprise RB Series 2013A	5.00%	03/01/43 (c)	175,000	200,429
Denver
Airport System RB Series 2022C	5.00%	11/15/29	150,000	164,556
Dedicated Tax Refunding RB Series 2016A	5.00%	08/01/42 (b)	150,000	152,710
GO Refunding Bonds Series 2020B	5.00%	08/01/27	130,000	137,731
RB Series 2021A	4.00%	08/01/51 (b)	100,000	96,405
Denver SD #1
GO Bonds Series 2022A	5.00%	12/01/45 (b)(c)	200,000	218,436
E-470 Public Highway Auth
Sr RB Series 1997B	0.00%	09/01/26 (c)(d)	50,000	46,187
Sr RB Series 2000B	0.00%	09/01/30 (c)(d)	70,000	55,699
Sr RB Series 2004A	0.00%	09/01/28 (c)(d)	115,000	98,627
Sr RB Series 2020A	5.00%	09/01/26	85,000	87,914
Jefferson Cnty SD #R1
GO Bonds Series 2018	5.00%	12/15/34 (b)(c)	145,000	156,198
Larimer & Weld SD #RE5J
GO Bonds Series 2021	4.00%	12/01/45 (b)(c)	200,000	197,325
Univ of Colorado
Univ Enterprise Refunding RB Series 2017A2	4.00%	06/01/43 (b)	100,000	98,159
Weld Cnty SD #6
GO Bonds Series 2021	4.00%	12/01/45 (b)(c)	200,000	197,888
Weld Cnty SD #RE2
GO Bonds Series 2016	5.00%	12/01/44 (b)(c)	220,000	232,815
				4,121,587
CONNECTICUT 1.7%
Connecticut
GO Bonds Series 2016A	5.00%	03/15/32 (b)	115,000	117,486
GO Bonds Series 2016A	4.00%	03/15/36 (b)	50,000	50,022
GO Bonds Series 2016E	5.00%	10/15/24	55,000	55,245
GO Bonds Series 2016E	3.00%	10/15/32 (b)	200,000	189,418
GO Bonds Series 2019A	5.00%	04/15/33 (b)	275,000	296,369
GO Bonds Series 2019A	5.00%	04/15/35 (b)	130,000	140,230
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2019A	5.00%	04/15/36 (b)	95,000	102,290
GO Bonds Series 2020A	5.00%	01/15/25	100,000	100,886
GO Bonds Series 2020A	5.00%	01/15/26	100,000	102,766
GO Bonds Series 2020A	4.00%	01/15/35 (b)	180,000	185,960
GO Bonds Series 2021A	4.00%	01/15/29	70,000	72,357
GO Bonds Series 2021A	3.00%	01/15/35 (b)	125,000	116,377
GO Bonds Series 2021A	2.00%	01/15/41 (b)	100,000	68,173
GO Bonds Series 2022E	5.00%	11/15/25	250,000	256,134
GO Bonds Series 2022E	5.00%	11/15/33 (b)	50,000	57,052
GO Bonds Series 2022F	5.00%	11/15/41 (b)	200,000	221,455
GO Refunding Bonds Series 2016B	5.00%	05/15/25	95,000	96,419
GO Refunding Bonds Series 2022D	5.00%	09/15/25	145,000	148,128
GO Refunding Bonds Series 2022D	5.00%	09/15/27	100,000	105,777
GO Refunding Bonds Series 2022G	5.00%	11/15/27	210,000	222,777
Special Obligation Transportation RB Series 2023A	5.00%	07/01/25	90,000	91,605
Special Tax Obligation Bonds Series 2015A	5.00%	08/01/33 (b)	100,000	101,380
Special Tax Obligation Bonds Series 2016A	5.00%	09/01/25	160,000	163,336
Special Tax Obligation Bonds Series 2018A	5.00%	01/01/35 (b)	200,000	210,478
Special Tax Obligation Bonds Series 2018A	5.00%	01/01/36 (b)	100,000	105,181
Special Tax Obligation Bonds Series 2018B	5.00%	10/01/25	100,000	102,239
Special Tax Obligation Bonds Series 2021A	5.00%	05/01/31	110,000	123,039
Special Tax Obligation Bonds Series 2021A	5.00%	05/01/35 (b)	215,000	239,205
Special Tax Obligation Bonds Series 2021D	4.00%	11/01/39 (b)	250,000	254,108
Special Tax Obligation Bonds Series 2022A	5.00%	07/01/28	200,000	214,498
Special Tax Obligation Bonds Series 2022A	5.00%	07/01/29	125,000	136,236
Special Tax Obligation Transportation Bonds Series 2018B	5.00%	10/01/27	120,000	127,030
Special Tax Obligation Transportation Bonds Series 2020A	5.00%	05/01/28	150,000	160,402
Special Tax Obligation Transportation Bonds Series 2020A	5.00%	05/01/34 (b)	125,000	137,408
Special Tax Obligation Transportation Bonds Series 2020A	4.00%	05/01/36 (b)	70,000	72,087
Special Tax Obligation Transportation RB Series 2016A	4.00%	09/01/35 (b)	170,000	170,509
Special Tax Obligation Transportation RB Series 2020A	5.00%	05/01/27	250,000	262,679
Special Tax Obligation Transportation RB Series 2020A	5.00%	05/01/32 (b)	200,000	220,201
Connecticut Health & Educational Facilities Auth
RB (Sacred Heart Univ) Series I1	5.00%	07/01/42 (b)	100,000	100,875
RB (Yale Univ) Series 2017B1	5.00%	07/01/29	75,000	82,545
				5,780,362
DELAWARE 0.1%
Delaware
GO Bonds Series 2022	5.00%	03/01/29	125,000	136,439
Delaware Transportation Auth
RB Series 2015	5.00%	06/01/55 (b)	100,000	100,624
				237,063
DISTRICT OF COLUMBIA 1.6%
District of Columbia
GO Bonds Series 2015A	5.00%	06/01/36 (b)	100,000	101,145
GO Bonds Series 2019A	5.00%	10/15/26	125,000	130,053
GO Bonds Series 2019A	5.00%	10/15/28	150,000	161,778
GO Bonds Series 2019A	5.00%	10/15/30 (b)	155,000	169,021
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2019A	5.00%	10/15/33 (b)	150,000	163,220
GO Bonds Series 2019A	5.00%	10/15/44 (b)	240,000	254,564
GO Refunding Bonds Series 2017A	5.00%	06/01/34 (b)	75,000	78,423
GO Refunding Bonds Series 2023B	5.00%	06/01/25	70,000	71,121
GO Refunding Bonds Series 2023B	5.00%	06/01/26	25,000	25,860
GO Refunding Bonds Series 2023B	5.00%	06/01/29	205,000	223,577
Highway RB Series 2020	5.00%	12/01/34 (b)	150,000	163,414
Income Tax RB Series 2019A	5.00%	03/01/34 (b)	50,000	54,622
Income Tax Secured RB Series 2019A	5.00%	03/01/30 (b)	220,000	241,229
Income Tax Secured RB Series 2019A	4.00%	03/01/44 (b)	200,000	194,978
Income Tax Secured RB Series 2020A	5.00%	03/01/35 (b)	130,000	143,298
Income Tax Secured RB Series 2020C	5.00%	05/01/45 (b)	25,000	26,647
Income Tax Secured RB Series 2022A	5.00%	07/01/40 (b)	250,000	278,161
Income Tax Secured RB Series 2022A	5.00%	07/01/41 (b)	250,000	276,706
Income Tax Secured Refunding RB Series 2022C	5.00%	12/01/27	195,000	207,090
Income Tax Secured Refunding RB Series 2022C	5.00%	12/01/29	50,000	54,997
Income Tax Secured Refunding RB Series 2024A	5.00%	10/01/34	125,000	146,831
Refunding RB (Georgetown Univ) Series 2017	5.00%	04/01/32 (b)	50,000	51,516
Refunding RB (Georgetown Univ) Series 2017	5.00%	04/01/35 (b)	70,000	71,990
Refunding RB Series 2020B	5.00%	10/01/29	175,000	191,951
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2015B	5.25%	10/01/44 (b)	100,000	101,423
Sr Lien RB Series 2018B	5.00%	10/01/49 (b)	100,000	103,858
District of Columbia Water & Sewer Auth Sub Board
Public Utility Sub Lien RB Series 2019A	5.00%	10/01/44 (b)	175,000	185,226
Metropolitan Washington Airports Auth
2nd Sr Lien RB Series 2009B	0.00%	10/01/35 (c)(d)	50,000	32,002
2nd Sr Lien RB Series 2010A	0.00%	10/01/37 (d)	255,000	135,723
Sub Lien Refunding RB Series 2019B	4.00%	10/01/49 (b)	260,000	245,050
Sub Lien Refunding RB Series 2019B	3.00%	10/01/50 (b)(c)	160,000	120,946
Toll Road 2nd Sr Lien Refunding RB Series 2022A	4.00%	10/01/52 (b)(c)	300,000	284,308
Washington Metropolitan Transit Auth
2nd Lien RB Series 2023A	5.25%	07/15/53 (b)	150,000	164,136
RB Series 2020A	5.00%	07/15/37 (b)	25,000	27,256
RB Series 2020A	5.00%	07/15/45 (b)	125,000	132,560
RB Series 2021A	5.00%	07/15/46 (b)	280,000	300,426
RB Series 2023A	5.50%	07/15/51 (b)	150,000	168,579
				5,483,685
FLORIDA 2.9%
Broward Cnty
Airport System RB Series 2012Q1	4.00%	10/01/42 (b)	80,000	79,654
Water & Sewer Utility RB Series 2019A	5.00%	10/01/39 (b)	125,000	134,235
Broward Cnty SD
COP Series 2015A	5.00%	07/01/25	75,000	76,219
COP Series 2019A	5.00%	07/01/28	110,000	117,631
COP Series 2020A	5.00%	07/01/34 (b)	60,000	65,668
Cape Coral
Utility Improvement Assessment Bonds Series 2023	5.65%	03/01/54 (b)(c)	200,000	222,467
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Central Florida Expressway Auth
Sr Lien RB Series 2019B	5.00%	07/01/49 (b)	50,000	52,250
Sr Lien Refunding RB Series 2016B	5.00%	07/01/26	60,000	61,959
Sr Lien Refunding RB Series 2016B	4.00%	07/01/31 (b)	130,000	130,689
Sr Lien Refunding RB Series 2016B	4.00%	07/01/35 (b)	60,000	59,866
Sr Lien Refunding RB Series 2016B	4.00%	07/01/36 (b)	130,000	130,054
Sr Lien Refunding RB Series 2017	5.00%	07/01/42 (b)	125,000	128,737
Sr Lien Refunding RB Series 2021	5.00%	07/01/28 (c)	25,000	26,754
Sr Lien Refunding RB Series 2021	4.00%	07/01/34 (b)(c)	175,000	181,224
Duval Cnty School Board
COP Series 2022A	5.00%	07/01/24	100,000	100,000
COP Series 2022A	5.00%	07/01/31 (b)(c)	50,000	55,044
COP Series 2022A	5.00%	07/01/32 (b)(c)	100,000	110,021
COP Series 2022A	5.00%	07/01/33 (b)(c)	40,000	43,886
Florida Dept of Mgmt Services
Refunding COP Series 2018A	5.00%	11/01/26	55,000	57,069
Florida Higher Educational Facilities Financing Auth
Refunding RB (Rollins College) Series 2020A	3.00%	12/01/48 (b)	130,000	102,642
Florida Insurance Assistance Interlocal Agency
Insurance Assessment RB Series 2023A1	5.00%	09/01/26 (b)	220,000	224,522
Insurance Assessment RB Series 2023A1	5.00%	09/01/27 (b)	50,000	51,526
Florida Municipal Power Agency
Power Supply Refunding RB Series 2016A	5.00%	10/01/30 (b)	25,000	25,697
Power Supply Refunding RB Series 2016A	5.00%	10/01/31 (b)	65,000	66,740
Florida State Board of Education
Lottery Refunding RB Series 2017A	5.00%	07/01/27	165,000	173,578
Public Education Capital Outlay Refunding Bonds Series 2021A	5.00%	06/01/31	100,000	112,854
Public Education Capital Outlay Refunding Bonds Series 2021B	5.00%	06/01/29	125,000	136,566
Public Education Capital Outlay Refunding Bonds Series 2022C	5.00%	06/01/27	150,000	158,070
Refunding RB Series 2016B	5.00%	07/01/25	100,000	101,694
Florida State Turnpike Auth
Turnpike RB Series 2022C	5.00%	07/01/47 (b)	100,000	108,055
Turnpike Refunding RB Series 2022A	5.00%	07/01/27	85,000	89,618
Fort Myers
Utility System Refunding RB Series 2019A	4.00%	10/01/44 (b)	100,000	98,639
Fort Pierce Utilities Authority
Utilities Refunding RB Series 2022A	4.00%	10/01/52 (b)	125,000	116,913
Gainesville
Utilities System RB Series 2017A	5.00%	10/01/37 (b)	85,000	88,491
Utilities System RB Series 2019A	5.00%	10/01/47 (b)	150,000	156,464
Hillsborough Cnty
RB Series 2021	2.25%	08/01/51 (b)	160,000	98,643
Hillsborough Cnty Aviation Auth
RB Series 2018F	5.00%	10/01/43 (b)	115,000	120,711
JEA
Electric System RB Series Three 2017B	5.00%	10/01/29 (b)	50,000	52,385
Electric System Sub RB Series 2017B	5.00%	10/01/27	25,000	26,172
Electric System Sub RB Series 2017B	5.00%	10/01/33 (b)	160,000	166,923
Electric System Sub RB Series 2017B	3.38%	10/01/34 (b)	100,000	94,258
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
JEA FLA Water & Sewer System
Water & Sewer System RB Series 2024A	5.25%	10/01/49 (b)	125,000	139,139
Lakeland FLA
Energy System RB Series 2021	5.00%	10/01/48	100,000	110,172
Manatee Cnty
Refunding RB Series 2022	4.00%	10/01/52 (b)	75,000	71,518
Miami Beach
GO Refunding Bonds Series 2019	4.00%	05/01/44 (b)	100,000	99,644
Water & Sewer Refunding RB Series 2017	5.00%	09/01/47 (b)	250,000	257,081
Miami-Dade Cnty
Facilities Tax RB Series 2009C	0.00%	10/01/44 (c)(d)	500,000	191,087
GO Refunding Bonds Series 2015B	4.00%	07/01/34 (b)	50,000	49,335
RB Series 2022	5.00%	07/01/49 (b)	200,000	213,461
Refunding RB Series 2009A	6.88%	10/01/34 (b)(c)	240,000	283,228
Seaport Refunding RB Series 2021A2	4.00%	10/01/49 (b)(c)	200,000	193,567
Sub Water & Sewer System RB Series 2021	4.00%	10/01/51 (b)	65,000	62,135
Transit System RB Series 2022	5.00%	07/01/46 (b)	75,000	81,018
Transit System Sales Surtax RB Series 2022	5.00%	07/01/48 (b)	50,000	53,434
Water & Sewer System RB Series 2019B	4.00%	10/01/49 (b)	225,000	216,745
Water & Sewer System RB Series 2021	4.00%	10/01/44 (b)	25,000	24,592
Water & Sewer System RB Series 2021	4.00%	10/01/46 (b)	150,000	146,212
Water & Sewer System RB Series 2021	4.00%	10/01/48 (b)	100,000	97,064
Water & Sewer System RB Series 2024A	4.13%	10/01/50 (b)	200,000	195,808
Water & Sewer System Refunding RB Series 2015	5.00%	10/01/25	270,000	275,811
Water & Sewer System Refunding RB Series 2015	5.00%	10/01/26 (b)	75,000	76,484
Water & Sewer System Refunding RB Series 2017B	3.13%	10/01/39 (b)	50,000	43,573
Miami-Dade Cnty Educational Facilities Auth
Refunding RB (Univ of Miami) Series 2015A	5.00%	04/01/40 (b)	200,000	201,243
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/39 (b)	225,000	225,047
Toll System RB Series 2014A	5.00%	07/01/44 (b)	200,000	200,038
Miami-Dade Cnty SD
GO Bonds Series 2022A	5.00%	03/15/52 (b)	125,000	133,507
Miami-Dade Cnty Transit System
Transit System Sales Surtax Refunding RB Series 2017	4.00%	07/01/38 (b)	180,000	180,050
Miami-Dade School Board
COP Series 2015A	5.00%	05/01/30 (b)	75,000	75,743
COP Series 2016C	3.25%	02/01/33 (b)	150,000	145,011
Orange Cnty School Board
COP Series 2016C	5.00%	08/01/34 (a)(b)	150,000	154,778
Orlando
Special RB Series 2018B	5.00%	10/01/48 (b)	125,000	130,125
Orlando Utilities Commission
Utility System Refunding RB Series 2013A	5.00%	10/01/24	65,000	65,242
Utility System Refunding RB Series 2013A	5.00%	10/01/25 (b)	145,000	148,031
Palm Beach Cnty School Board
COP Series 2017A	5.00%	08/01/27	140,000	147,607
COP Series 2020A	5.00%	08/01/33 (b)	100,000	110,360
COP Series 2020A	5.00%	08/01/34 (b)	50,000	55,273
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Pasco Cnty
Water & Sewer RB Series 2014B	4.00%	10/01/44 (b)	150,000	147,553
Port St. Lucie
Refunding Bonds Series 2016	3.25%	07/01/45 (b)	150,000	126,770
South Florida Water Management District COP
Refunding COP Series 2015	5.00%	10/01/35 (b)	175,000	178,696
Tampa
Revenue & Refunding Bonds (Univ of Tampa) Series 2020A	4.00%	04/01/50 (b)	100,000	95,137
Tax Allocation RB ( H Lee Moffitt Cancer Center) Series 2020A	0.00%	09/01/45 (b)(d)	300,000	109,568
Water & Wastewater RB Series 2022A	5.25%	10/01/57 (b)	200,000	218,787
Tampa Bay Water
Utility System RB Series 2022	5.00%	10/01/52 (b)	35,000	37,757
				9,972,019
GEORGIA 1.7%
Atlanta
Water & Wastewater Refunding RB Series 2015	5.00%	11/01/40 (b)	60,000	60,552
Water & Wastewater Refunding RB Series 2015	5.00%	11/01/43 (a)(b)	100,000	101,457
Water & Wastewater Refunding RB Series 2018B	3.50%	11/01/43 (b)	300,000	272,573
Water & Wastewater Refunding RB Series 2018B	5.00%	11/01/43 (b)	100,000	103,610
Atlanta Airport
Airport Facility Sub Lien RB Series 2019C	5.00%	07/01/36 (b)	235,000	254,648
Airport Refunding RB Series 2020A	5.00%	07/01/25	130,000	132,177
Atlanta GA Dev Auth
Sr Lien RB Series 2015A1	5.25%	07/01/44 (b)	50,000	50,617
De Kalb Cnty
Water & Sewer 2nd Resolution RB Series 2022	5.00%	10/01/52 (b)	100,000	107,469
Water & Sewerage RB Series 2022	5.00%	10/01/41 (b)	225,000	251,049
Fulton Cnty
Water & Sewerage RB Series 2020A	2.25%	01/01/42 (b)	100,000	72,935
Water & Sewerage RB Series 2020A	2.25%	01/01/43 (b)	150,000	106,551
Gainesville & Hall Cnty Hospital Auth
RAN Series 2014A	5.50%	08/15/54 (a)(b)	80,000	81,032
Georgia
GO Bonds Series 2016A	2.50%	02/01/33 (b)	100,000	88,960
GO Bonds Series 2017A	5.00%	02/01/31 (b)	200,000	208,418
GO Bonds Series 2017A	3.00%	02/01/34 (b)	100,000	94,560
GO Bonds Series 2018A	5.00%	07/01/31 (b)	50,000	53,486
GO Bonds Series 2019A	5.00%	07/01/32 (b)	100,000	109,253
GO Bonds Series 2020A	5.00%	08/01/32 (b)	100,000	111,550
GO Bonds Series 2020A	4.00%	08/01/34 (b)	140,000	146,894
GO Bonds Series 2021A	5.00%	07/01/33 (b)	100,000	113,103
GO Bonds Series 2021A	4.00%	07/01/34 (b)	80,000	84,478
GO Bonds Series 2021A	4.00%	07/01/38 (b)	200,000	206,591
GO Bonds Series 2023A	5.00%	07/01/25	100,000	101,774
GO Refunding Bonds Series 2016C	4.00%	07/01/25	100,000	100,797
GO Refunding Bonds Series 2016E	5.00%	12/01/26	230,000	240,302
GO Refunding Bonds Series 2022C	4.00%	07/01/28	160,000	166,106
GO Refunding Bonds Series 2022C	4.00%	07/01/29	100,000	104,904
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Georgia Municipal Electric Auth
Plant Vogtle Units 3 & 4 Project J Bonds Series 2023A	5.00%	07/01/64 (b)(c)	200,000	209,645
RB Series 2019A	5.00%	01/01/49 (b)	100,000	102,628
RB Series 2019B	5.00%	01/01/59 (b)	40,000	40,380
Georgia Port Auth
RB Series 2021	4.00%	07/01/46 (b)	10,000	9,862
RB Series 2021	2.63%	07/01/51 (b)	100,000	67,677
RB Series 2021	4.00%	07/01/51 (b)	100,000	97,526
RB Series 2022	4.00%	07/01/52 (b)	125,000	121,503
Georgia State Road & Tollway Auth
Highway RB Series 2020	5.00%	06/01/30	125,000	138,286
Gwinnett Cnty SD
GO Bonds Series 2019	5.00%	02/01/38 (b)	200,000	215,834
Sales Tax GO Bonds Series 2022B	5.00%	08/01/27	145,000	153,360
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2016B	5.00%	07/01/33 (a)(b)	120,000	124,248
Sales Tax Refunding RB Series 2017C	3.25%	07/01/37 (b)	100,000	94,491
Paulding Cnty
Water & Sewerage Improvement Refunding RB Series 2016	3.00%	12/01/48 (b)	105,000	80,724
Private Colleges & Universities Auth
RB (Emory Univ) Series 2019A	5.00%	09/01/29	100,000	109,183
RB (Emory Univ) Series 2020B	5.00%	09/01/25	250,000	254,636
RB (Emory Univ) Series 2020B	4.00%	09/01/39 (b)	110,000	111,755
RB (Emory Univ) Series 2020B	4.00%	09/01/41 (b)	200,000	201,437
RB Series 2023B	5.00%	09/01/33	100,000	115,432
Sandy Springs Public Facilities Auth
RB Series 2015	5.00%	05/01/41 (a)(b)	190,000	196,268
				5,970,721
HAWAII 0.4%
Hawaii
GO Bonds Series 2014EO	5.00%	08/01/25 (b)	110,000	110,142
GO Bonds Series 2017FK	5.00%	05/01/28 (b)	100,000	104,812
GO Bonds Series 2017FK	4.00%	05/01/31 (b)	100,000	100,964
GO Bonds Series 2018 FT	5.00%	01/01/36 (b)	95,000	100,436
GO Bonds Series 2018FT	5.00%	01/01/38 (b)	100,000	105,475
GO Refunding Bonds Series 2016FE	5.00%	10/01/28 (b)	200,000	207,336
GO Refunding Bonds Series 2016FH	4.00%	10/01/31 (b)	50,000	50,101
Honolulu
GO Bonds Series 2015A	5.00%	10/01/39 (b)	180,000	182,150
GO Bonds Series 2021E	5.00%	03/01/31	150,000	167,948
Wastewater System Sr RB Series 2022A	5.00%	07/01/47 (b)	240,000	261,750
Honolulu City & Cnty Wastewater System
Sr Wastewater System RB Series 2015A	5.00%	07/01/40 (a)(b)	150,000	152,586
				1,543,700
IDAHO 0.0%
Idaho Housing & Finance Assoc
Sales Tax RB Series 2024A	5.00%	08/15/48 (b)	40,000	43,654
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
ILLINOIS 5.8%
Chicago
2nd Lien Water RB Series 2000	5.00%	11/01/30 (b)	195,000	200,464
2nd Lien Water RB Series 2014	5.00%	11/01/39 (b)	225,000	225,391
2nd Lien Water Refunding Bonds Series 2023B	5.00%	11/01/32 (b)	45,000	49,886
2nd Lien Water Refunding RB Series 2023B	5.00%	11/01/35 (b)	105,000	117,565
2nd Lien Water Refunding RB Series 2023B	5.00%	11/01/36 (b)(c)	50,000	55,460
2nd Lien Water Refunding RB Series 2023B	4.00%	11/01/40 (b)(c)	100,000	98,764
GO Bonds Series 1999	0.00%	01/01/34 (c)(d)	60,000	39,587
GO Bonds Series 2019A	5.50%	01/01/35 (b)	200,000	213,430
GO Bonds Series 2019A	5.00%	01/01/44 (b)	70,000	71,497
GO Bonds Series 2019A	5.50%	01/01/49 (b)	100,000	103,414
GO Bonds Series 2021A	4.00%	01/01/36 (b)	25,000	25,024
GO Bonds Series 2023A	5.00%	01/01/35 (b)	50,000	53,942
GO Bonds Series 2023A	5.50%	01/01/43 (b)	500,000	527,314
GO Refunding Bonds Series 2017A	5.75%	01/01/33 (b)	185,000	192,371
GO Refunding Bonds Series 2017A	6.00%	01/01/38 (b)	200,000	208,124
GO Refunding Bonds Series 2020A	5.00%	01/01/29	180,000	190,001
Chicago Board of Education
Dedicated Tax Bonds Series 2016	6.10%	04/01/36 (b)	230,000	244,802
Dedicated Tax Bonds Series 2023	5.00%	04/01/45 (b)	200,000	212,808
Chicago O’Hare International Airport
OHare General Airport Sr Lien RB Series 2018B	5.00%	01/01/38 (b)	100,000	105,961
OHare General Airport Sr Lien RB Series 2018B	5.00%	01/01/39 (b)	60,000	63,309
OHare General Airport Sr Lien RB Series 2018B	5.00%	01/01/48 (b)	25,000	25,886
OHare General Airport Sr Lien RB Series 2018B	4.00%	01/01/53 (b)(c)	100,000	95,937
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/25	50,000	50,401
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/26 (b)	150,000	150,812
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (b)	75,000	75,412
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/30 (b)	80,000	80,449
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/33 (b)	125,000	125,566
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/35 (b)	100,000	101,705
OHare General Airport Sr Lien Refunding RB Series 2017B	5.00%	01/01/36 (b)	100,000	103,326
OHare General Airport Sr Lien Refunding RB Series 2018B	5.00%	01/01/53 (b)	100,000	102,807
OHare General Airport Sr Lien Refunding RB Series 2020A	5.00%	01/01/34 (b)	55,000	59,451
OHare General Airport Sr Lien Refunding RB Series 2020A	4.00%	01/01/35 (b)	200,000	204,365
OHare General Airport Sr Lien Refunding RB Series 2020A	4.00%	01/01/37 (b)(c)	100,000	102,177
OHare General Airport Sr Lien Refunding RB Series 2022D	5.00%	01/01/29	170,000	182,882
OHare General Airport St Lien RB Series 2022B	5.25%	01/01/56 (b)	100,000	106,175
Chicago Transit Auth Sales Tax
2nd Lien Sales Tax RB Series 2017	5.00%	12/01/51 (b)	155,000	156,269
2nd Lien Sales Tax RB Series 2020A	5.00%	12/01/45 (b)	85,000	88,243
2nd Lien Sales Tax RB Series 2020A	5.00%	12/01/55 (b)	85,000	87,158
2nd Lien Sales Tax Receipts RB Series 2020A	4.00%	12/01/55 (b)	35,000	32,480
Cook Cnty
GO Refunding Bonds Series 2016A	5.00%	11/15/26	70,000	72,682
GO Refunding Bonds Series 2021A	5.00%	11/15/28	100,000	107,003
GO Refunding Bonds Series 2021A	5.00%	11/15/32 (b)	75,000	82,078
GO Refunding Bonds Series 2022A	5.00%	11/15/25	130,000	132,697
Sales Tax RB Series 2021A	4.00%	11/15/40 (b)	250,000	243,331
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Cook Cnty Sales Tax Revenue
Sales Tax RB Series 2021A	4.00%	11/15/41 (b)	225,000	218,666
Illinois
GO Bonds Series 2014	5.25%	02/01/29 (b)	200,000	200,211
GO Bonds Series 2014	5.00%	05/01/39 (b)	250,000	249,997
GO Bonds Series 2017C	5.00%	11/01/29 (b)	525,000	547,213
GO Bonds Series 2017D	5.00%	11/01/25	95,000	96,774
GO Bonds Series 2017D	5.00%	11/01/26	160,000	165,216
GO Bonds Series 2017D	5.00%	11/01/27	235,000	245,887
GO Bonds Series 2017D	5.00%	11/01/28 (b)	150,000	156,469
GO Bonds Series 2019A	5.00%	11/01/27	125,000	130,805
GO Bonds Series 2019B	4.00%	11/01/38 (b)	200,000	196,629
GO Bonds Series 2020	5.50%	05/01/30	95,000	101,158
GO Bonds Series 2020	5.50%	05/01/39 (b)	265,000	290,248
GO Bonds Series 2020	5.75%	05/01/45 (b)	250,000	271,661
GO Bonds Series 2020B	5.00%	10/01/30	50,000	54,108
GO Bonds Series 2020B	5.00%	10/01/31 (b)	225,000	243,311
GO Bonds Series 2020B	4.00%	10/01/33 (b)	250,000	251,515
GO Bonds Series 2020C	4.00%	10/01/37 (b)	200,000	198,036
GO Bonds Series 2020C	4.00%	10/01/41 (b)	100,000	95,693
GO Bonds Series 2021A	5.00%	03/01/36 (b)	100,000	108,150
GO Bonds Series 2021A	4.00%	03/01/40 (b)	70,000	67,951
GO Bonds Series 2022A	5.00%	03/01/28	55,000	57,817
GO Bonds Series 2022A	5.00%	03/01/31	80,000	86,973
GO Bonds Series 2022A	5.25%	03/01/38 (b)	150,000	166,258
GO Bonds Series 2022A	5.50%	03/01/42 (b)	175,000	193,817
GO Bonds Series 2022C	5.25%	10/01/46 (b)	235,000	252,838
GO Bonds Series 2023B	5.00%	05/01/28	200,000	210,574
GO Bonds Series 2023B	5.00%	05/01/35 (b)	60,000	65,787
GO Bonds Series 2023B	5.00%	12/01/36 (b)	120,000	133,212
GO Bonds Series 2023B	5.00%	12/01/38 (b)	140,000	154,239
GO Bonds Series 2024B	5.00%	05/01/40 (b)	25,000	27,400
GO Bonds Series 2024B	5.25%	05/01/43 (b)	40,000	44,152
GO Bonds Series 2024B	5.25%	05/01/48 (b)	250,000	270,616
GO Refunding Bonds Series 2016	5.00%	02/01/25	150,000	151,101
GO Refunding Bonds Series 2016	4.00%	02/01/30 (b)(c)	135,000	136,414
GO Refunding Bonds Series 2016	4.00%	02/01/31 (b)(c)	100,000	100,531
GO Refunding Bonds Series 2018A	5.00%	10/01/30 (b)	50,000	52,626
GO Refunding Bonds Series 2022B	5.00%	03/01/25	130,000	131,104
GO Refunding Bonds Series 2022B	5.00%	03/01/33 (b)	150,000	164,447
GO Refunding Bonds Series 2023D	5.00%	07/01/28	100,000	105,527
GO Refunding Bonds Series 2023D	5.00%	07/01/29	180,000	192,147
GO Refunding Bonds Series 2023D	5.00%	07/01/32	125,000	137,468
GO Refunding Bonds Series 2023D	5.00%	07/01/33 (b)	60,000	65,810
GO Refunding Bonds Series 2023D	5.00%	07/01/36 (b)	100,000	109,368
Jr Sales Tax RB Series 2024A	5.00%	06/15/33	35,000	39,121
Sales Tax Jr Obligation RB Series February 2024B	5.00%	06/15/37 (b)	385,000	428,458
Illinois Finance Auth
RB (Univ of Chicago) Series 2023A	5.25%	05/15/54 (b)	65,000	70,933
RB Series 2017	5.00%	07/01/35 (b)	75,000	77,861
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Illinois Municipal Electric Agency
Power System Refunding RB Series 2015A	4.00%	02/01/34 (b)	300,000	295,461
Illinois Toll Highway Auth
Toll Highway Refunding RB Series 2018A	5.00%	01/01/29	100,000	107,535
Toll Highway Sr RB Series 2014C	5.00%	01/01/36 (b)	50,000	50,293
Toll Highway Sr RB Series 2015A	5.00%	01/01/36 (b)	125,000	126,450
Toll Highway Sr RB Series 2015A	5.00%	01/01/40 (b)	100,000	100,731
Toll Highway Sr RB Series 2015B	5.00%	01/01/40 (b)	275,000	279,222
Toll Highway Sr RB Series 2016B	5.00%	01/01/41 (b)	155,000	157,950
Toll Highway Sr RB Series 2017A	5.00%	01/01/42 (b)	100,000	104,125
Toll Highway Sr RB Series 2020A	5.00%	01/01/45 (b)	200,000	212,781
Toll Highway Sr RB Series 2021A	4.00%	01/01/42 (b)	200,000	197,351
Toll Highway Sr RB Series 2021A	5.00%	01/01/43 (b)	130,000	141,341
Toll Highway Sr RB Series 2021A	4.00%	01/01/46 (b)	50,000	48,346
Toll Highway Sr RB Series 2021A	5.00%	01/01/46 (b)	250,000	268,896
Toll Highway Sr RB Series 2023A	5.00%	01/01/44 (b)	215,000	235,542
Toll Highway Sr RB Series 2024A	5.00%	01/01/38 (b)	30,000	34,466
Toll Highway Sr Refunding RB Series 2016A	5.00%	12/01/32 (b)	75,000	76,378
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/29	175,000	188,185
Toll Highway Sr Refunding RB Series 2024A	5.00%	01/01/35 (b)	50,000	58,117
Toll Highway Sr Refunding RB Series 2024A	5.00%	01/01/37 (b)	200,000	231,144
Toll Highway Sr Refunding RB Series 2024A	5.00%	01/01/39 (b)	150,000	171,025
Metropolitan Pier & Exposition Auth
Dedicated State Tax RB Series 2002A	0.00%	12/15/32 (c)(d)	250,000	177,449
RB Series 2002A	0.00%	06/15/34 (c)(d)	325,000	217,097
RB Series 2002A	0.00%	12/15/30 (c)(d)	75,000	57,723
RB Series 2002A	0.00%	06/15/32 (c)(d)(e)	70,000	50,709
RB Series 2002A	0.00%	06/15/33 (c)(d)	260,000	180,819
RB Series 2002A	0.00%	06/15/35 (c)(d)	340,000	217,847
RB Series 2002A	0.00%	12/15/39 (c)(d)	200,000	102,848
RB Series 2015A	5.00%	06/15/53 (b)	100,000	100,559
Refunding Bonds (McCormick Place Expansion) Series 2010B1	0.00%	06/15/45 (c)(d)	350,000	133,967
Refunding Bonds (McCormick Place Expansion) Series 2010B1	0.00%	06/15/47 (c)(d)	225,000	76,392
Refunding Bonds (McCormick Place Expansion) Series 2012B	0.00%	12/15/41 (d)	75,000	33,679
Refunding Bonds (McCormick Place Expansion) Series 2017B	0.00%	12/15/56 (c)(d)	375,000	77,038
Refunding Bonds (McCormick Place Expansion) Series 2020A	4.00%	06/15/50 (b)	125,000	117,008
Refunding Bonds (McCormick Place Expansion) Series 2020A	5.00%	06/15/50 (b)	350,000	361,860
Refunding Bonds Series 2010B-1	0.00%	06/15/43 (d)	250,000	108,463
Refunding RB 2nd Series 2022A	4.00%	06/15/52 (b)	50,000	46,343
Metropolitan Water Reclamation District of Greater Chicago
LT GO Refunding Bonds Series 2007C	5.25%	12/01/32	60,000	69,274
ULT GO Bonds Series 2016C	5.00%	12/01/45 (b)	100,000	100,625
ULT GO Refunding Bonds Series 2016A	5.00%	12/01/25	80,000	81,828
Rosemont
GO Bonds Series 2016A	5.00%	12/01/46 (b)(c)	110,000	112,834
Sales Tax Securitization Corp
2nd Lien Sales Tax Bonds Series 2020A	5.00%	01/01/28	60,000	63,243
2nd Lien Sales Tax RB Series 2020A	5.00%	01/01/26	50,000	51,163
2nd Lien Sales Tax RB Series 2020A	4.00%	01/01/38 (b)	215,000	215,794
2nd Lien Sales Tax RB Series 2021A	5.00%	01/01/27	35,000	36,353
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
2nd Lien Sales Tax RB Series 2021A	5.00%	01/01/31	75,000	82,188
2nd Lien Sales Tax Refunding Bonds Series 2023C	5.00%	01/01/35 (b)	50,000	55,845
2nd Lien Sales Tax Refunding RB Series 2023A	5.00%	01/01/33	75,000	83,939
2nd Lien Sales Tax Securitization Bonds Series 2020A	5.00%	01/01/30	150,000	162,534
Sales Tax Securitization Bonds Series 2018C	5.00%	01/01/43 (b)	150,000	155,907
Schaumburg
GO Refunding Bonds Series 2013A	4.00%	12/01/41 (b)	50,000	50,001
Springfield Ill
Sr Lien Electric Refunding RB Series 2015	5.00%	03/01/40 (b)(c)	175,000	175,495
Univ of Illinois
Auxiliary Facilities System RB Series 2018A	4.13%	04/01/48 (b)(c)	100,000	96,475
Will Cnty
GO Bonds Series 2016	5.00%	11/15/45 (a)(b)	220,000	224,942
				20,048,283
INDIANA 0.3%
Hamilton Cnty Ind Public Building Corp
RB Series 2024	4.00%	01/10/50 (b)(f)	100,000	93,815
Indiana Finance Auth
Highway Refunding RB Series 2016C	5.00%	06/01/27 (b)	60,000	62,276
Highway Refunding RB Series 2016C	5.00%	06/01/28	100,000	107,282
Lease Appropriation Refunding Bonds Series 2022A	5.00%	02/01/35 (b)	160,000	179,657
Lease Appropriation Refunding RB Series 2022A	5.00%	02/01/31	25,000	27,658
State Revolving Fund Program Refunding Bonds Series 2017C	5.00%	02/01/30 (b)	25,000	26,605
State Revolving Fund RB Series 2019A	5.00%	02/01/36 (b)	60,000	64,330
State Revolving Fund RB Series 2019A	5.00%	02/01/38 (b)	30,000	32,050
Indiana Muni Power Agency
Power Supply System Refunding RB Series 2016A	5.00%	01/01/33 (b)	125,000	128,396
Indianapolis Local Public Improvement Bond Bank
Courthouse & Jail RB Series 2019A	5.00%	02/01/44 (b)	150,000	157,005
RB Series 1999E	0.00%	02/01/28 (c)(d)	250,000	218,398
RB Series 2022B	4.00%	02/01/47 (b)	100,000	95,454
				1,192,926
IOWA 0.2%
Iowa
Special Obligation Refunding RB Series 2016A	5.00%	06/01/28 (b)	145,000	149,558
Special Obligation Refunding RB Series 2019A	5.00%	06/01/34 (b)	145,000	157,510
Iowa Finance Auth
RB Series 2023A	5.00%	08/01/36 (b)	35,000	40,343
State Revolving Fund RB Series 2017	5.00%	08/01/27	100,000	105,826
State Revolving Fund RB Series 2023A	5.00%	08/01/35 (b)	125,000	144,541
Iowa Higher Education Loan Auth
RB (Grinnell College) Series 2017	5.00%	12/01/46 (b)	100,000	102,116
				699,894
KANSAS 0.2%
Ellis Cnty Kansas USD #489
GO Refunding & Improvement Bonds Series 2022B	5.00%	09/01/42 (b)(c)	100,000	107,815
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Kansas Dept of Transportation
Highway RB Series 2015B	5.00%	09/01/25	250,000	254,982
RB Series 2024A	5.00%	09/01/35 (b)(f)	200,000	231,930
Wyandotte Cnty USD No 500
GO Bonds Series 2016A	5.50%	09/01/47 (a)(b)	105,000	110,227
				704,954
KENTUCKY 0.4%
Kentucky Bond Dev Corp
Facilities RB Series 2018	4.00%	09/01/48 (b)	185,000	175,843
Kentucky Economic Development Finance Auth
Refunding RB Series 2017A	5.00%	12/01/45 (b)(c)	75,000	77,157
Kentucky Municipal Power Agency
Power System Refunding RB Series 2015A	4.00%	09/01/39 (b)(c)	325,000	314,711
Kentucky State Property & Buildings Commission
Refunding RB Series B	5.00%	11/01/25	185,000	189,088
Refunding RB Series B	5.00%	11/01/26	250,000	258,949
Kentucky Turnpike Auth
Economic Development Road Refunding RB Series 2017B	5.00%	07/01/25	255,000	259,270
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2013B	4.00%	05/15/37 (b)	25,000	25,005
Sewer & Drainage System RB Series 2023C	5.00%	05/15/51 (b)	75,000	80,669
				1,380,692
LOUISIANA 0.6%
Louisiana
GO Refunding Bonds Series 2016B	5.00%	08/01/26	150,000	155,206
GO Refunding Bonds Series 2016B	5.00%	08/01/28 (b)	150,000	155,535
Refunding RB Bonds Series 2015A	4.50%	05/01/39 (a)(b)	250,000	252,316
Louisiana Citizens Property Insurance Corp
Refunding RB Series 2016A	5.00%	06/01/26	150,000	154,340
Louisiana Local Government Environmental Facilities & Community Development Auth
Insurance Assessment RB Series 2022B	5.00%	08/15/30 (b)	85,000	88,167
RB Series 2014	5.00%	10/01/37 (a)(b)	100,000	100,312
RB Series 2022B	5.00%	08/15/31 (b)	170,000	176,269
RB Series 2022B	5.00%	08/15/35 (b)	75,000	77,529
Louisiana Public Facilities Auth
RB (Loyola Univ) Series 2023A	5.25%	10/01/53 (b)	175,000	182,628
Refunding RB (Tulane Univ) Series 2020A	5.00%	04/01/45 (b)	250,000	264,036
Louisiana Stadium & Exposition District
Sr RB Series 2023A	5.25%	07/01/53 (b)	200,000	215,959
New Orleans
Water Refunding RB Series 2014	5.00%	12/01/44 (a)(b)	100,000	100,575
Shreveport
Water & Sewer Jr Lien RB Series 2019B	4.00%	12/01/49 (b)(c)	50,000	46,337
				1,969,209
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MARYLAND 1.8%
Baltimore
Wastewater RB Series 2019A	5.00%	07/01/49 (b)	150,000	156,749
Wastewater Sub RB Series 2017A	5.00%	07/01/46 (b)	100,000	102,200
Water RB Series 2019A	4.00%	07/01/49 (b)	200,000	194,201
Baltimore Cnty
GO Bonds	5.00%	03/01/53 (b)	200,000	217,614
Maryland
GO Bonds 1st Series 2019	5.00%	03/15/31 (b)	45,000	48,952
GO Bonds 1st Series 2020A	5.00%	03/15/32 (b)	205,000	226,535
GO Bonds 1st Series 2022A	5.00%	06/01/29	100,000	109,397
GO Bonds 1st Series 2022A	5.00%	06/01/31	110,000	124,434
GO Bonds 1st Series A	5.00%	06/01/32	150,000	172,095
GO Bonds 1st Series A	5.00%	06/01/34 (b)	260,000	297,692
GO Bonds 1st Series A	5.00%	03/01/35 (b)	235,000	263,327
GO Bonds 1st Series A	5.00%	06/01/36 (b)	125,000	142,454
GO Bonds 2nd Series 2017A	5.00%	08/01/27	245,000	259,199
GO Bonds 2nd Series 2019A	5.00%	08/01/31 (b)	140,000	153,230
GO Bonds 2nd Series 2019A	2.13%	08/01/33 (b)	290,000	242,375
GO Bonds 2nd Series 2019A	2.25%	08/01/34 (b)	100,000	83,687
GO Bonds 2nd Series 2020A	5.00%	08/01/27	35,000	37,028
GO Bonds 2nd Series 2020A	5.00%	08/01/35 (b)	65,000	71,801
GO Bonds 2nd Series A	5.00%	08/01/31 (b)	260,000	288,985
GO Refunding Bonds 1st Series 2020C	5.00%	08/01/24	150,000	150,171
GO Refunding Bonds 2nd Series B	5.00%	08/01/27	125,000	132,245
GO Refunding Bonds Series 2017B	5.00%	08/01/26	185,000	192,027
RB Series 2018A	5.00%	05/01/42 (b)	170,000	177,493
Refunding Bonds 2nd Series 2020B	5.00%	08/01/28	150,000	161,591
Refunding Bonds 2nd Series 2021D	4.00%	08/01/29	90,000	94,273
ULT GO Bonds Series 2017B	5.00%	08/01/25	275,000	280,140
ULT GO Refunding Bonds 1st Series 2017C	5.00%	03/15/29 (b)	300,000	313,349
Maryland Dept of Transportation
Consolidated Bonds Series 2021A	2.13%	10/01/36 (b)	230,000	180,741
Consolidated Transportation Bonds Series 2018	5.00%	10/01/26	180,000	187,262
Consolidated Transportation Bonds Series 2019	5.00%	10/01/28 (b)	25,000	26,476
Consolidated Transportation Bonds Series 2019	2.13%	10/01/31 (b)	285,000	244,489
Transportation Bonds Series 2018	5.00%	10/01/28 (b)	85,000	88,095
Transportation Bonds Series 2019	2.50%	10/01/33 (b)	160,000	137,791
Maryland Health & Higher Educational Facilities Auth
RB (Anne Arundel Health System) Series 2014	4.00%	07/01/39 (a)(b)	245,000	245,000
Maryland Stadium Authority
RB Series 2021	2.75%	06/01/51 (b)	100,000	68,606
Maryland Transportation Auth
Transportation Facilities RB Series 2020	4.00%	07/01/50 (b)	150,000	146,297
Transportation RB Series 2021A	5.00%	07/01/46 (b)	120,000	128,278
Prince Georges Cnty
GO Bonds Series 2018A	5.00%	07/15/29 (b)	245,000	263,823
				6,410,102
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MASSACHUSETTS 4.4%
Massachusetts
Commonwealth Transportation Fund RB Series 2023A	5.00%	06/01/53 (b)	100,000	108,315
GO Bonds 2016J	4.00%	12/01/44 (b)	250,000	247,584
GO Bonds Series 2020E	5.00%	11/01/50 (b)	300,000	317,548
GO Bonds Series 2015E	3.25%	09/01/40 (b)	110,000	100,102
GO Bonds Series 2016E	4.00%	04/01/35 (b)	45,000	45,033
GO Bonds Series 2016G	4.00%	09/01/35 (b)	30,000	30,108
GO Bonds Series 2016H	5.00%	12/01/26	75,000	78,324
GO Bonds Series 2017D	5.00%	02/01/36 (b)	65,000	67,614
GO Bonds Series 2017E	5.00%	11/01/31 (b)	150,000	157,968
GO Bonds Series 2017E	3.00%	11/01/34 (b)	115,000	106,830
GO Bonds Series 2017E	3.00%	11/01/35 (b)	100,000	93,430
GO Bonds Series 2018B	5.00%	01/01/32 (b)	120,000	126,761
GO Bonds Series 2018D	4.00%	05/01/48 (b)	200,000	195,517
GO Bonds Series 2019A	5.25%	01/01/33 (b)	165,000	180,190
GO Bonds Series 2019C	5.00%	05/01/44 (b)	150,000	158,687
GO Bonds Series 2019C	5.00%	05/01/45 (b)	155,000	163,515
GO Bonds Series 2020D	3.00%	07/01/35 (b)	200,000	189,340
GO Bonds Series 2020D	5.00%	07/01/40 (b)	105,000	113,808
GO Bonds Series 2020D	5.00%	07/01/45 (b)	100,000	106,795
GO Bonds Series 2020E	5.00%	11/01/45 (b)	250,000	267,814
GO Bonds Series 2021A	3.00%	03/01/36 (b)	250,000	235,255
GO Bonds Series 2021C	5.00%	09/01/31	125,000	140,989
GO Bonds Series 2021D	5.00%	09/01/50 (b)	250,000	266,293
GO Bonds Series 2022C	5.00%	10/01/35 (b)	200,000	227,996
GO Bonds Series 2022C	5.00%	10/01/52 (b)	210,000	224,921
GO Bonds Series 2022D	5.00%	11/01/31	90,000	101,750
GO Bonds Series 2022E	5.00%	11/01/42 (b)	170,000	187,726
GO Bonds Series 2023A	5.00%	05/01/26	225,000	232,341
GO Bonds Series 2023A	5.00%	05/01/48 (b)	145,000	157,168
GO Bonds Series 2023A	5.00%	05/01/53 (b)	375,000	402,736
GO Bonds Series 2023C	5.00%	10/01/49 (b)	300,000	324,960
GO Bonds Series 2023D	5.00%	10/01/52 (b)	100,000	107,820
GO Bonds Series 2023D	5.00%	10/01/53 (b)	200,000	215,369
GO Bonds Series 2024A	5.00%	01/01/40 (b)	200,000	226,302
GO Bonds Series 2024A	5.00%	01/01/49 (b)	100,000	108,512
GO Bonds Series 2024A	5.00%	01/01/54 (b)	200,000	215,413
GO Bonds Series 2024B	5.00%	11/01/38 (b)	150,000	172,383
GO Bonds Series B	5.00%	10/01/33	40,000	46,362
GO Refunding Bonds Series 2004A	5.50%	08/01/30 (c)	75,000	84,468
GO Refunding Bonds Series 2006B	5.25%	09/01/24 (c)	250,000	250,753
GO Refunding Bonds Series 2016B	5.00%	07/01/27	200,000	211,101
GO Refunding Bonds Series 2016B	5.00%	07/01/28	150,000	160,990
GO Refunding Bonds Series 2016C	5.00%	10/01/24	190,000	190,713
GO Refunding Bonds Series 2016C	5.00%	10/01/25	110,000	112,408
GO Refunding Bonds Series 2017C	5.00%	10/01/25	150,000	153,284
GO Refunding Bonds Series 2017E	5.00%	11/01/26	140,000	145,971
GO Refunding Bonds Series 2017E	5.00%	11/01/27	145,000	153,954
GO Refunding Bonds Series 2018B	5.00%	07/01/29	235,000	256,921
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Refunding Bonds Series 2020B	5.00%	07/01/32 (b)	100,000	110,655
GO Refunding Bonds Series 2020D	4.00%	11/01/41 (b)	150,000	150,665
GO Refunding Bonds Series 2022A	5.00%	10/01/29	150,000	164,682
GO Refunding Bonds Series 2022A	5.00%	10/01/30	100,000	111,380
GO Refunding Bonds Series 2022A	5.00%	10/01/31	200,000	225,847
Go Refunding Bonds Series 2024A	5.00%	03/01/36 (b)	140,000	162,651
Highway Notes Series 2014A	5.00%	06/15/27 (b)	60,000	60,066
Special Obligation Refunding RB Series 2005	5.50%	01/01/25 (c)	50,000	50,465
Special Obligation Refunding RB Series 2005	5.50%	01/01/27 (c)	75,000	79,086
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2016A	4.00%	07/01/26	70,000	71,200
Assessment Bonds Series 2022A1	3.13%	07/01/41 (b)	50,000	43,916
Assessment Bonds Series 2022A2	5.00%	07/01/52 (b)	250,000	269,094
Sr Sales Tax Bonds Series 2005A	5.00%	07/01/25	145,000	147,500
Sr Sales Tax Bonds Series 2005A	5.00%	07/01/31	100,000	111,794
Sr Sales Tax Bonds Series 2023A1	5.25%	07/01/53 (b)	135,000	147,786
Sub Sales Tax BAN RB Series 2021	4.00%	05/01/25	15,000	15,084
Massachusetts Dept of Transportation
Sr Highway System Refunding RB Series 2019A	5.00%	01/01/26	80,000	82,239
Sr Highway System Refunding RB Series 2019A	5.00%	01/01/27	25,000	26,125
Massachusetts Development Finance Agency
RB (Boston College) Series 2021V	5.00%	07/01/55	250,000	294,379
RB (Emerson College) Series 2016A	5.00%	01/01/47 (b)	200,000	201,580
RB (Harvard Univ) Series 2016A	5.00%	07/15/24	250,000	250,140
RB (Harvard Univ) Series 2016A	5.00%	07/15/26	275,000	285,432
RB (Harvard Univ) Series 2016A	5.00%	07/15/28 (b)	260,000	269,110
RB (Harvard Univ) Series 2016A	5.00%	07/15/36 (b)	85,000	102,357
RB (Harvard Univ) Series 2024B	5.00%	02/15/34	250,000	295,004
RB (Northeastern Univ) Series 2022	5.00%	10/01/44 (b)	85,000	92,527
RB Series 2016A	5.00%	07/15/34 (b)	150,000	155,076
Massachusetts School Building Auth
Sales Tax Refunding RB Series 2016C	4.00%	11/15/35 (b)	50,000	50,188
Sr Dedicated Sales Tax Refunding Bonds Series 2016C	5.00%	11/15/33 (b)	180,000	186,771
Sr Sales Tax Refunding Bonds Series 2015C	5.00%	08/15/37 (b)	200,000	203,235
Sr Sales Tax Refunding Bonds Series 2016C	5.00%	11/15/34 (b)	50,000	51,878
Sub Sales Tax Bonds Series 2018A	5.25%	02/15/48 (b)	200,000	209,452
Sub Sales Tax Series 2018B	5.25%	02/15/48 (b)	350,000	366,541
Massachusetts Transportation Fund
RB (Rail Enhancement Program) Series 2022A	5.00%	06/01/50 (b)	200,000	212,767
RB Series 2022B	5.00%	06/01/52 (b)	300,000	322,276
Refunding RB Series 2016A	5.00%	06/01/25	50,000	50,787
Refunding RB Series 2016A	5.00%	06/01/26	75,000	77,735
Refunding RB Series 2021A	5.00%	06/01/43 (b)	130,000	140,769
Massachusetts Turnpike Auth
Sr RB Series 1997A	0.00%	01/01/28 (c)(d)	60,000	53,175
Massachusetts Water Resources Auth
General Refunding RB Series 2007B	5.25%	08/01/26 (c)	165,000	172,059
General Refunding RB Series 2007B	5.25%	08/01/30 (c)	150,000	169,425
General Refunding RB Series 2007B	5.25%	08/01/33 (c)	250,000	296,466
General Refunding RB Series 2016C	4.00%	08/01/36 (b)	65,000	65,176
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
General Refunding RB Series 2016C	5.00%	08/01/40 (a)(b)	200,000	207,391
Refunding RB Series 2016C	5.00%	08/01/33 (a)(b)	100,000	103,696
Refunding RB Series 2017C	5.00%	08/01/31 (b)	90,000	95,228
Univ of Massachusetts Building Auth
RB Sr Series 2020-1	5.00%	11/01/50 (b)	100,000	105,171
RB Sr Series 2022-1	5.00%	11/01/52 (b)	65,000	69,011
				15,355,179
MICHIGAN 1.1%
Detroit SD
ULT GO Refunding Bonds Series 2005A	5.25%	05/01/30 (c)	50,000	55,479
Great Lakes Water Auth
Sewage Disposal System 2nd Lien Refunding RB Series 2016C	5.00%	07/01/30 (b)	150,000	153,835
Sewage Disposal System Sr Lien Refunding RB Series 2016B	5.00%	07/01/30 (b)	110,000	113,242
Water Supply System 2nd Lien Refunding RB Series 2016B	5.00%	07/01/36 (b)	75,000	76,561
Water Supply System Sr Lien Refunding RB Series 2016C	5.00%	07/01/31 (b)	70,000	72,008
Water Supply System Sr Lien Refunding RB Series 2016C	5.25%	07/01/35 (b)	50,000	51,553
Lansing
Utility System RB Series 2019A	5.00%	07/01/48 (b)	55,000	57,524
Michigan
Grant Anticipation Refunding Bonds Series 2016	5.00%	03/15/27	75,000	78,576
RB (State Trunk Line Fund) Series 2020B	5.00%	11/15/30	105,000	117,041
RB Series 2016	5.00%	03/15/25	30,000	30,315
RB Series 2020B	4.00%	11/15/45 (b)	150,000	146,965
State Trunk Line Fund Bonds Series 2020B	5.00%	11/15/27	175,000	185,936
State Trunk Line Fund Bonds Series 2020B	5.00%	11/15/32 (b)	50,000	55,794
State Trunk Line Fund Bonds Series 2020B	4.00%	11/15/38 (b)	100,000	101,678
State Trunk Line Fund Bonds Series 2021A	4.00%	11/15/36 (b)	90,000	93,074
Michigan Building Auth
RB Series 2022I	4.00%	10/15/52 (b)	250,000	238,475
Refunding RB Series 2015I	5.00%	04/15/33 (b)	150,000	152,208
Refunding RB Series 2015I	5.00%	04/15/38 (b)	100,000	101,353
Refunding RB Series 2016I	5.00%	10/15/31 (b)	100,000	103,248
Refunding RB Series 2016I	5.00%	10/15/32 (b)	185,000	190,683
Michigan Finance Auth
Clean Water Revolving Fund Refunding RB Series 2016B	5.00%	10/01/29 (b)	100,000	103,872
RB (Detroit Water & Sewage 2nd Lien) Series 2014C6	5.00%	07/01/33 (b)	175,000	175,135
RB (Detroit Water & Sewage 2nd Lien) Series 2015C	5.00%	07/01/35 (b)	85,000	85,929
RB (Public Lighting Auth) Series 2014B	5.00%	07/01/39 (b)	200,000	200,101
Sr Lien RB (Wayne County Criminal Justice Center) Series 2018	4.00%	11/01/48 (b)	100,000	94,552
Water Supply System Refunding RB 2nd Lien Series 2014D4	5.00%	07/01/34 (b)	110,000	110,085
Water Supply System Refunding RB 2nd Lien Series 2014D6	5.00%	07/01/36 (b)(c)	100,000	100,077
Michigan State Univ
General RB Series 2019B	4.00%	02/15/44 (b)	100,000	97,595
Michigan Trunk Line
RB Series 2023	5.00%	11/15/46 (b)	150,000	165,372
State Trunk Line Fund Bonds Series 2021A	5.00%	11/15/35 (b)	95,000	107,361
State Trunk Line Fund Bonds Series 2021A	4.00%	11/15/38 (b)	50,000	50,954
State Trunk Line Fund Bonds Series 2021A	4.00%	11/15/39 (b)	200,000	202,337
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Univ of Michigan
General RB Series 2017A	5.00%	04/01/25	75,000	75,949
Wayne Cnty Airport Auth
Airport RB Series 2021A	5.00%	12/01/46 (b)	220,000	234,927
				3,979,794
MINNESOTA 0.4%
Minneapolis Metropolitan Council
GAN Series 2021C	5.00%	12/01/26	115,000	120,042
Minneapolis- St. Paul Metropolitan Airports Commission
Sr Airport Refunding RB Series 2016A	5.00%	01/01/28 (b)	115,000	119,906
Minnesota
COP Series 2023	5.00%	11/01/42 (b)	150,000	167,355
GO Bonds Series 2021A	4.00%	09/01/40 (b)	200,000	205,435
GO Refunding Bonds Series 2017D	5.00%	10/01/28 (b)	100,000	106,344
GO Refunding Bonds Series 2023D	5.00%	08/01/25	150,000	152,836
GO State Highway Refunding Bonds Series 2023E	5.00%	08/01/28	125,000	134,510
State General Fund Refunding Bonds Series 2022A	5.00%	03/01/30	135,000	148,815
State General Refunding RB Series 2022A	5.00%	03/01/27	100,000	104,851
Minnesota Public Facilities Authority
State Revolving Fund RB Series 2023A	5.00%	03/01/35 (b)	100,000	115,230
				1,375,324
MISSISSIPPI 0.1%
Mississippi
GO Bonds Series 2019B	4.00%	10/01/39 (b)	150,000	150,559
GO Refunding Bonds Series 2017A	5.00%	10/01/34 (a)(b)	75,000	79,561
West Ranking Utility Auth
RB Series 2018	5.00%	01/01/48 (a)(b)(c)	50,000	53,384
				283,504
MISSOURI 0.3%
Jackson Cnty
Special Obligation Bonds Series 2023A	4.38%	12/01/58 (b)	100,000	98,748
Metropolitan St Louis Sewer District
Water System Improvement & Refunding RB Series 2017A	5.00%	05/01/29 (b)	75,000	78,674
Missouri Health & Educational Facilities Auth
Educational Facilities RB (St Louis Univ) Series 2019A	5.00%	10/01/46 (b)	55,000	57,336
Missouri Highways & Transportation Commission
1st Lien Refunding Bonds Series 2014A	5.00%	05/01/26	150,000	155,084
3rd Lien State Roads RB Series 2022A	5.00%	05/01/27	100,000	105,127
State Road Bonds Series 2023A	5.00%	05/01/26	90,000	93,050
Missouri Jt Municipal Electric Utility Commission
Power Refunding RB (Prairie State) Series 2016A	5.00%	12/01/40 (b)	50,000	50,565
Springfield
Public Utility Refunding RB Series 2015	4.00%	08/01/36 (b)	150,000	147,694
Univ of Missouri Curators
System Facilities RB Series 2020B	5.00%	11/01/30	100,000	111,646
				897,924
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEBRASKA 0.2%
Nebraska Public Power District
General RB Series 2023A	5.00%	07/01/28 (b)	145,000	153,572
Omaha Public Power District
Electric System RB Series 2017A	4.00%	02/01/42 (b)	150,000	150,112
Electric System RB Series 2019A	5.00%	02/01/31 (b)	200,000	216,274
Electric System RB Series 2021A	5.00%	02/01/46 (b)	80,000	84,796
				604,754
NEVADA 0.6%
Clark Cnty
Airport System Sub Refunding RB Series 2019D	5.00%	07/01/25	100,000	101,704
GO Bonds Series 2018A	5.00%	06/01/43 (b)	165,000	173,243
Refunding RB Series 2019E	5.00%	07/01/33 (b)	100,000	107,887
Stadium GO Bonds Series 2018A	5.00%	05/01/48 (b)	200,000	208,040
Clark Cnty SD
GO Refunding Bonds Series 2017A	5.00%	06/15/25	200,000	202,930
Las Vegas Convention & Visitors Auth
RB Series 2023A	5.00%	07/01/49 (b)	150,000	160,329
Las Vegas Valley Water District
Refunding GO Bonds Series 2015	5.00%	06/01/39 (b)	270,000	270,994
Water Improvement GO Bonds Series 2022A	4.00%	06/01/51 (b)	250,000	241,478
Water Improvement GO Refunding Bonds Series 2016A	5.00%	06/01/46 (b)	200,000	204,008
Nevada
Highway Improvement RB (Motor Vehicle Fuel Tax) Series 2017	5.00%	12/01/31 (b)	100,000	105,040
Highway Motor Vehicle Fuel Tax Refunding RB Series 2016	5.00%	12/01/24	100,000	100,662
LT GO Refunding Bonds Series 2015D	5.00%	04/01/27 (b)	160,000	161,949
				2,038,264
NEW JERSEY 4.8%
Gloucester Cnty Improvement Auth
RB (Rowan Univ) Series 2024	5.00%	07/01/49 (b)(c)	100,000	107,509
Hudson Cnty Improvement Auth
Lease RB (Hudson Cnty Courthouse) Series 2020	4.00%	10/01/51 (b)	150,000	145,267
Middlesex Cnty Improvement Auth
GO Lease RB Series 2023A	5.00%	08/15/53 (b)	100,000	107,836
New Jersey
GO Bonds	4.00%	06/01/33 (a)(b)	150,000	150,991
GO Bonds Series 2020A	5.00%	06/01/25	190,000	192,888
GO Bonds Series 2020A	5.00%	06/01/26	125,000	129,181
GO Bonds Series 2020A	5.00%	06/01/27	150,000	157,514
GO Bonds Series 2020A	5.00%	06/01/28	300,000	320,358
GO Bonds Series 2020A	5.00%	06/01/29	305,000	331,185
GO Bonds Series 2020A	4.00%	06/01/30	60,000	62,686
GO Bonds Series 2020A	4.00%	06/01/31	140,000	147,139
GO Bonds Series 2020A	4.00%	06/01/32	225,000	237,600
New Jersey Economic Development Auth
GO Refunding Bonds Series 2016BBB	5.50%	06/15/29 (a)(b)	125,000	131,972
Motor Vehicle Surcharge Sub Refunding RB Series 2017A	3.13%	07/01/31 (b)(c)	75,000	72,070
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2016AAA	5.00%	06/15/41 (a)(b)	190,000	198,369
Refunding Bonds Series 2005N1	5.50%	09/01/26 (c)	140,000	146,149
Refunding Bonds Series 2023RRR	5.00%	03/01/26	200,000	204,875
Refunding RB Series 2015XX	5.00%	06/15/25	200,000	202,698
Refunding RB Series 2015XX	5.00%	06/15/26 (a)(b)	105,000	106,763
Refunding RB Series 2016 BBB	5.50%	06/15/31 (a)(b)	75,000	79,183
School Facilities Construction RB Series 2015WW	5.25%	06/15/28 (b)	100,000	101,343
School Facilities Construction Refunding Bonds Series 2023RRR	5.00%	03/01/28	250,000	264,066
State Lease RB Series 2018A	5.00%	06/15/47 (b)	250,000	255,098
Transportation Bonds Series 2022A	5.00%	11/01/52 (b)	195,000	206,180
Transportation Refunding RB Series 2017B	5.00%	11/01/24	100,000	100,391
Transportation Refunding RB Series 2017B	5.00%	11/01/25 (c)	100,000	101,921
New Jersey Educational Facilities Auth
RB (Princeton Univ) Series 2014A	5.00%	07/01/44 (b)	150,000	150,000
RB (Princeton Univ) Series 2024A1	5.00%	03/01/43 (b)	200,000	225,566
RB (Princeton Univ) Series 2024B	4.00%	03/01/53 (b)	200,000	198,583
RB Series 2024B	5.25%	03/01/54 (b)	200,000	223,333
Refunding Bonds (Princeton Univ) Series 2022A	5.00%	03/01/27	100,000	105,087
Refunding RB (Princeton Univ) Series 2017B	5.00%	07/01/28 (b)	90,000	95,125
Refunding RB Series 2017B	5.00%	07/01/29 (b)	100,000	105,526
New Jersey Transportation Trust Fund Auth
Federal Highway Reimbursement Revenue Notes Series 2016A-1	5.00%	06/15/27 (b)	100,000	102,649
RB Series 2016A1	5.00%	06/15/28 (b)	220,000	225,831
RB Series 2016A1	4.10%	06/15/31 (b)	275,000	277,090
Refunding RB Series 2018A	5.00%	06/15/31 (b)	290,000	296,808
Transportation Bonds Series 2018A	5.00%	12/15/30 (b)	150,000	159,569
Transportation Bonds Series 2019BB	5.00%	06/15/33 (b)	200,000	211,460
Transportation Bonds Series 2019BB	4.00%	06/15/50 (b)	160,000	152,634
Transportation Bonds Series 2019BB	5.00%	06/15/50 (b)	145,000	148,506
Transportation Bonds Series 2020AA	4.00%	06/15/40 (b)	100,000	99,182
Transportation Bonds Series 2020AA	5.00%	06/15/50 (b)	200,000	210,159
Transportation Bonds Series 2022CC	5.00%	06/15/44 (b)	150,000	162,010
Transportation Bonds Series 2023AA	5.00%	06/15/34 (b)	25,000	28,241
Transportation Bonds Series 2023BB	5.25%	06/15/50 (b)	100,000	109,381
Transportation Program Bonds Series 2014AA	5.00%	06/15/38 (b)	60,000	60,030
Transportation Program Bonds Series 2015AA	4.75%	06/15/38 (b)	65,000	65,505
Transportation Program Bonds Series 2020AA	4.00%	06/15/35 (b)	220,000	223,427
Transportation Program Bonds Series 2020AA	4.00%	06/15/36 (b)	140,000	141,849
Transportation Program Bonds Series 2022CC	5.00%	06/15/40 (b)	145,000	159,018
Transportation Program Bonds Series 2023AA	5.00%	06/15/33	85,000	95,729
Transportation Program Notes Series 2014 BB1	5.00%	06/15/33 (b)	80,000	84,584
Transportation Program RB Series 2014AA	4.25%	06/15/44 (b)	30,000	29,681
Transportation RB Series 2010A	0.00%	12/15/31 (d)	210,000	158,811
Transportation RB Series 2018A	5.00%	12/15/27	200,000	210,859
Transportation RB Series 2019BB	3.50%	06/15/46 (b)	290,000	251,061
Transportation RB Series 2020AA	5.00%	06/15/38 (b)	200,000	216,452
Transportation RB Series 2020AA	4.00%	06/15/50 (b)	160,000	152,634
Transportation RB Series 2021A	5.00%	06/15/31	100,000	110,534
Transportation RB Series 2022CC	5.25%	06/15/46 (b)	200,000	219,047
Transportation RB Series 2022CC	5.00%	06/15/48 (b)	60,000	64,051
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Transportation RB Series 2023AA	5.00%	06/15/40 (b)	200,000	220,303
Transportation System Bond Series 2009A	0.00%	12/15/32 (d)	150,000	109,061
Transportation System Bonds Series 2006C	0.00%	12/15/28 (c)(d)	50,000	42,498
Transportation System Bonds Series 2006C	0.00%	12/15/29 (c)(d)	95,000	78,045
Transportation System Bonds Series 2006C	0.00%	12/15/32 (c)(d)	150,000	109,787
Transportation System Bonds Series 2008A	0.00%	12/15/28 (d)	110,000	93,291
Transportation System Bonds Series 2008A	0.00%	12/15/35 (b)(d)	215,000	139,140
Transportation System Bonds Series 2009A	0.00%	12/15/33 (d)	230,000	161,035
Transportation System Bonds Series 2009C	5.25%	06/15/32 (b)	100,000	100,598
Transportation System Bonds Series 2010A	0.00%	12/15/25 (d)	125,000	118,538
Transportation System Bonds Series 2010A	0.00%	12/15/29 (d)	75,000	61,285
Transportation System Bonds Series 2010A	0.00%	12/15/33 (d)	100,000	70,015
Transportation System Bonds Series 2018A	5.00%	12/15/34 (b)	365,000	385,857
Transportation System Bonds Series 2019A	4.00%	12/15/39 (b)	65,000	64,851
Transportation System Bonds Series 2021A	5.00%	06/15/32 (b)	200,000	220,925
Transportation System Bonds Series 2021A	5.00%	06/15/33 (b)	100,000	110,250
Transportation System Bonds Series 2022A	4.00%	06/15/41 (b)	100,000	99,154
Transportation System Bonds Series 2023A	4.25%	06/15/40 (b)	400,000	408,666
Transportation System RB Series 2006C	0.00%	12/15/24 (c)(d)	75,000	73,723
Transportation System RB Series 2006C	0.00%	12/15/35 (c)(d)	35,000	22,651
Transportation System RB Series 2009A	0.00%	12/15/34 (d)	125,000	84,250
Transportation System RB Series 2010A	0.00%	12/15/26 (d)	150,000	137,092
Transportation System RB Series 2010A	0.00%	12/15/28 (d)	700,000	593,673
Transportation System RB Series 2010A	0.00%	12/15/40 (d)	280,000	143,569
Transportation System RB Series 2021A	4.00%	06/15/34 (b)	15,000	15,352
Transportation System RB Series 2021A	4.00%	06/15/35 (b)	215,000	219,901
New Jersey Turnpike Auth
RB Series 2014A	4.00%	01/01/35 (b)	125,000	125,004
Turnpike RB Series 2004C2	5.50%	01/01/25 (c)	250,000	252,634
Turnpike RB Series 2015E	3.38%	01/01/31 (b)	50,000	49,862
Turnpike RB Series 2015E	5.00%	01/01/45 (b)	255,000	256,366
Turnpike RB Series 2017A	5.00%	01/01/31 (b)	150,000	155,516
Turnpike RB Series 2017A	5.00%	01/01/34 (b)	185,000	191,496
Turnpike RB Series 2017B	5.00%	01/01/33 (b)	55,000	57,843
Turnpike RB Series 2017B	4.00%	01/01/37 (b)	95,000	95,862
Turnpike RB Series 2017E	5.00%	01/01/29 (b)	90,000	95,402
Turnpike RB Series 2017G	4.00%	01/01/33 (b)	80,000	81,266
Turnpike RB Series 2017G	5.00%	01/01/36 (b)	90,000	94,632
Turnpike RB Series 2017G	3.25%	01/01/38 (b)	200,000	180,844
Turnpike RB Series 2019A	4.00%	01/01/48 (b)	155,000	152,441
Turnpike RB Series 2021A	4.00%	01/01/42 (b)	105,000	105,977
Turnpike RB Series 2021A	4.00%	01/01/51 (b)	100,000	97,763
Turnpike RB Series 2022B	5.25%	01/01/52 (b)	150,000	164,169
Turnpike RB Series 2024B	5.25%	01/01/49 (b)	125,000	137,887
Turnpike RB Series D	5.00%	01/01/28	150,000	153,653
Turnpike Refunding RB Series 2005A	5.25%	01/01/28 (c)	80,000	85,855
Turnpike Refunding RB Series 2005D3	5.25%	01/01/26 (c)	300,000	306,758
South Jersey Transportation Auth
Transportation RB Series 2022A	4.63%	11/01/47 (b)	85,000	86,725
				16,602,709
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEW MEXICO 0.1%
New Mexico
Severance Tax Bonds Series 2021A	5.00%	07/01/29	150,000	163,337
Severance Tax Bonds Series 2021A	5.00%	07/01/31	95,000	106,712
Tax RB Series 2022B	5.00%	07/01/26	200,000	207,081
				477,130
NEW YORK 24.9%
Battery Park City Auth
Sr RB Series 2019A	4.00%	11/01/44 (b)	100,000	98,325
Sr RB Series 2023A	5.00%	11/01/48 (b)	100,000	110,022
Sr RB Series 2023B	5.00%	11/01/29	115,000	127,392
Hudson Yards Infrastructure
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/31 (b)	115,000	119,999
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/32 (b)	60,000	62,612
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/34 (b)	60,000	62,578
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/35 (b)	50,000	52,154
2nd Indenture RB Fiscal 2017 Series A	4.00%	02/15/36 (b)	290,000	294,140
2nd Indenture RB Fiscal 2017 Series A	5.00%	02/15/42 (b)	120,000	123,728
2nd Indenture RB Fiscal 2017 Series A	4.00%	02/15/44 (b)	100,000	98,121
RB Fiscal 2017 Series A	5.00%	02/15/26	35,000	36,017
Long Island Power Auth
Electric System General RB Series 2000A	0.00%	06/01/28 (c)(d)	70,000	59,886
Electric System RB Series 2014A	5.00%	09/01/44 (b)	200,000	200,274
Electric System RB Series 2016B	5.00%	09/01/36 (b)	180,000	185,678
Electric System RB Series 2016B	5.00%	09/01/41 (b)	190,000	194,595
Electric System RB Series 2018	5.00%	09/01/35 (b)	115,000	123,222
Electric System RB Series 2018	5.00%	09/01/38 (b)	120,000	127,819
Electric System RB Series 2018	5.00%	09/01/39 (b)	200,000	212,520
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2017A	5.00%	11/15/35 (b)	365,000	379,217
Dedicated Tax Fund Bonds Series 2017B1	4.00%	11/15/52 (b)	250,000	238,882
Dedicated Tax Fund Refunding Bonds Series 2012A	0.00%	11/15/30 (d)	150,000	119,209
Dedicated Tax Fund Refunding Bonds Series 2016A	5.00%	11/15/25	100,000	102,483
Dedicated Tax Fund Refunding Bonds Series 2016A	5.25%	11/15/27 (b)	200,000	209,296
Dedicated Tax Refunding Bonds Series 2016A	5.25%	11/15/31 (b)	125,000	130,170
RB Series 2020A1	4.00%	11/15/52 (b)	100,000	94,739
RB Series 2024H	3.63%	11/15/37 (b)	75,000	66,136
Refunding Bonds Series 2016A	5.00%	11/15/24	50,000	50,294
Refunding RB Series 2017B	5.00%	11/15/27	205,000	215,899
Refunding RB Series 2017C2	0.00%	11/15/40 (d)	405,000	197,630
Transportation RB Series 2012C	4.25%	11/15/42 (a)(b)	250,000	250,170
Transportation RB Series 2013C	4.00%	11/15/43 (a)(b)	140,000	140,053
Transportation RB Series 2013C	4.00%	11/15/43 (b)	35,000	33,628
Transportation RB Series 2014D1	5.00%	11/15/39 (b)	125,000	125,401
Transportation RB Series 2015A1	5.00%	11/15/45 (b)	175,000	176,424
Transportation RB Series 2015B	4.00%	11/15/45 (b)	120,000	115,556
Transportation RB Series 2016A1	5.25%	11/15/56 (b)	250,000	254,157
Transportation RB Series 2019C	5.00%	11/15/40 (b)	175,000	184,124
Transportation RB Series 2020C1	4.75%	11/15/45 (b)	250,000	256,721
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Transportation RB Series 2020C1	5.25%	11/15/55 (b)	90,000	94,725
Transportation RB Series 2020D	5.00%	11/15/44 (b)	100,000	105,752
Transportation RB Series 2020D	4.00%	11/15/49 (b)	120,000	114,808
Transportation Refunding RB Series 2016B	5.00%	11/15/37 (b)	100,000	102,411
Transportation Refunding RB Series 2016D	5.00%	11/15/31 (b)	205,000	211,317
Transportation Refunding RB Series 2017B	5.00%	11/15/24	55,000	55,241
Transportation Refunding RB Series 2017B	5.00%	11/15/25	100,000	102,137
Transportation Refunding RB Series 2017C	5.00%	11/15/26	125,000	129,645
Transportation Refunding RB Series 2017C1	5.00%	11/15/28 (b)	145,000	153,698
Transportation Refunding RB Series 2017C1	5.00%	11/15/30 (b)	150,000	158,909
Transportation Refunding RB Series 2017C1	5.00%	11/15/34 (b)	200,000	210,596
Transportation Refunding RB Series 2017C1	3.25%	11/15/36 (b)	65,000	58,000
Transportation Refunding RB Series 2017C2	0.00%	11/15/27 (d)	100,000	88,209
Transportation Refunding RB Series 2017C2	0.00%	11/15/29 (d)	155,000	126,899
Transportation Refunding RB Series 2017C2	0.00%	11/15/33 (d)	300,000	208,390
Transportation Refunding RB Series 2017C2	0.00%	11/15/39 (d)	45,000	23,329
Transportation Refunding RB Series 2017D	4.00%	11/15/42 (b)	355,000	349,760
Transportation Refunding RB Series 2017D	4.00%	11/15/46 (b)	135,000	130,695
Transportation Refunding RB Series 2024A	5.50%	11/15/47 (b)	250,000	279,508
Transportation Refunding RB Series 2024A	4.00%	11/15/48 (b)(c)	200,000	195,420
Monroe Cnty IDA
RB (Univ of Rochester) Series 2017C	4.00%	07/01/43 (b)	90,000	89,473
RB Series 2020A	4.00%	07/01/50 (b)	75,000	72,109
MTA Hudson Rail Yards
RB Series 2016A	5.00%	11/15/56 (b)	200,000	199,997
Nassau Cnty
GO Refunding Bonds Series 2017C	5.00%	10/01/26	95,000	99,022
GO Refunding Bonds Series 2017C	5.00%	10/01/27	50,000	53,136
Nassau Cnty Interim Finance Auth
Sales Tax RB Series 2021A	4.00%	11/15/34 (b)	130,000	138,581
Sales Tax Secured Bonds Series 2021A	5.00%	11/15/31 (b)	110,000	125,795
Sales Tax Secured Bonds Series 2021A	5.00%	11/15/35 (b)	35,000	39,811
New York City
GO Bonds Fiscal 20121Series A1	5.00%	08/01/28	75,000	80,408
GO Bonds Fiscal 2013 Series A3	4.95%	07/01/24 (b)(c)(g)	320,000	320,000
GO Bonds Fiscal 2013 Series F1	5.00%	08/01/30	100,000	110,509
GO Bonds Fiscal 2015 Series F1	3.50%	06/01/33 (b)	185,000	183,084
GO Bonds Fiscal 2015 Series F5	4.90%	07/01/24 (b)(c)(g)	315,000	315,000
GO Bonds Fiscal 2016 Series C	5.00%	08/01/31 (b)	150,000	153,352
GO Bonds Fiscal 2016 Series C	3.00%	08/01/34 (b)	180,000	163,958
GO Bonds Fiscal 2016 Series E	5.00%	08/01/28 (b)	150,000	154,952
GO Bonds Fiscal 2017 Series A1	4.00%	08/01/34 (b)	105,000	105,257
GO Bonds Fiscal 2017 Series B	4.00%	12/01/43 (b)	100,000	98,218
GO Bonds Fiscal 2018 Series 1	5.00%	08/01/28 (b)	105,000	110,078
GO Bonds Fiscal 2018 Series B1	5.25%	10/01/33 (b)	150,000	158,291
GO Bonds Fiscal 2018 Series B1	3.00%	10/01/34 (b)	100,000	91,222
GO Bonds Fiscal 2018 Series B1	5.00%	10/01/37 (b)	200,000	208,979
GO Bonds Fiscal 2018 Series C	5.00%	08/01/24	300,000	300,304
GO Bonds Fiscal 2018 Series C	5.00%	08/01/29 (b)	170,000	179,887
GO Bonds Fiscal 2018 Series E1	5.25%	03/01/35 (b)	500,000	531,408
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2018 Series E1	3.63%	03/01/45 (b)	70,000	63,270
GO Bonds Fiscal 2018 Series F	5.00%	04/01/40 (b)	165,000	171,963
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/34 (b)	125,000	131,913
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/35 (b)	200,000	211,006
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/37 (b)	175,000	184,066
GO Bonds Fiscal 2018 Series F1	5.00%	04/01/43 (b)	125,000	129,640
GO Bonds Fiscal 2018 Series F1	3.50%	04/01/46 (b)	55,000	48,300
GO Bonds Fiscal 2019 Series A	5.00%	08/01/26	160,000	165,913
GO Bonds Fiscal 2019 Series D1	5.00%	12/01/33 (b)	90,000	95,835
GO Bonds Fiscal 2019 Series D1	5.00%	12/01/39 (b)	150,000	157,814
GO Bonds Fiscal 2019 Series E	5.00%	08/01/25	150,000	152,756
GO Bonds Fiscal 2019 Series E	5.00%	08/01/27	100,000	105,554
GO Bonds Fiscal 2019 Series E	5.00%	08/01/31 (b)	75,000	80,803
GO Bonds Fiscal 2020 Series A1	4.00%	08/01/38 (b)	75,000	75,371
GO Bonds Fiscal 2020 Series A1	4.00%	08/01/40 (b)	150,000	149,103
GO Bonds Fiscal 2020 Series A1	3.00%	08/01/45 (b)	50,000	40,199
GO Bonds Fiscal 2020 Series B1	5.00%	10/01/34 (b)	225,000	244,455
GO Bonds Fiscal 2020 Series B1	5.00%	10/01/43 (b)	100,000	106,125
GO Bonds Fiscal 2020 Series B1	3.00%	10/01/44 (b)	80,000	65,117
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/25	200,000	203,674
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/30	250,000	276,272
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/32 (b)	140,000	154,772
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/33 (b)	150,000	165,716
GO Bonds Fiscal 2020 Series D1	4.00%	03/01/50 (b)	200,000	195,708
GO Bonds Fiscal 2021 Series A1	5.00%	08/01/31 (b)	100,000	110,620
GO Bonds Fiscal 2021 Series C	5.00%	08/01/31 (b)	165,000	182,524
GO Bonds Fiscal 2021 Series C	4.00%	08/01/40 (b)	175,000	174,980
GO Bonds Fiscal 2021 Series F	3.00%	03/01/51 (b)	200,000	152,522
GO Bonds Fiscal 2021 Series F1	3.00%	03/01/35 (b)	100,000	93,708
GO Bonds Fiscal 2021 Series F1	5.00%	03/01/36 (b)	85,000	94,419
GO Bonds Fiscal 2021 Series F1	4.00%	03/01/47 (b)	100,000	98,361
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/34 (b)	30,000	30,962
GO Bonds Fiscal 2022 Series A1	5.00%	08/01/47 (b)	165,000	176,539
GO Bonds Fiscal 2022 Series A1	4.00%	08/01/50 (b)	200,000	195,672
GO Bonds Fiscal 2022 Series B1	5.00%	08/01/31	200,000	224,236
GO Bonds Fiscal 2023 Series A1	5.00%	09/01/25	265,000	270,251
GO Bonds Fiscal 2023 Series A1	5.00%	09/01/42 (b)	150,000	165,035
GO Bonds Fiscal 2023 Series A1	4.00%	09/01/46 (b)	35,000	34,513
GO Bonds Fiscal 2023 Series A4	4.95%	07/01/24 (b)(c)(g)	285,000	285,000
GO Bonds Fiscal 2023 Series B1	5.25%	10/01/43 (b)	100,000	111,423
GO Bonds Fiscal 2023 Series C	5.00%	08/01/27	160,000	168,886
GO Bonds Fiscal 2023 Series E	5.00%	04/01/35 (b)	100,000	114,357
GO Bonds Fiscal 2023 Series E	5.25%	04/01/44 (b)	200,000	223,298
GO Bonds Fiscal 2023 Series E1	5.25%	04/01/47 (b)	100,000	110,612
GO Bonds Fiscal 2023 Series F1	5.00%	08/01/33	75,000	86,161
GO Bonds Fiscal 2023 Series F1	5.00%	08/01/35 (b)	120,000	137,732
GO Bonds Fiscal 2024 Series A	5.00%	08/01/48 (b)	250,000	270,883
GO Bonds Fiscal 2024 Series A	5.00%	08/01/51 (b)	100,000	107,920
GO Bonds Fiscal 2024 Series A	4.13%	08/01/53 (b)	250,000	246,977
GO Bonds Fiscal 2024 Series C	5.25%	03/01/49 (b)	200,000	221,931
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Fiscal 2024 Series D	4.00%	04/01/41 (b)	100,000	99,517
GO Bonds Series 2016A	5.00%	08/01/26 (b)	135,000	137,099
GO Bonds Series 2023B1	5.00%	10/01/35 (b)	250,000	283,824
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series FF	3.50%	06/15/37 (b)	75,000	71,641
Water & Sewer System 2nd General Resolution RB Fiscal 2016 Series CC1	4.00%	06/15/33 (b)	100,000	100,499
Water & Sewer System 2nd General Resolution RB Fiscal 2017 Series EE	5.00%	06/15/33 (b)	35,000	36,535
Water & Sewer System 2nd General Resolution RB Fiscal 2017 Series EE	5.00%	06/15/36 (b)	100,000	104,186
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series DD1	3.63%	06/15/48 (b)	100,000	90,290
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series AA	5.00%	06/15/32 (b)	55,000	59,966
Water & Sewer system 2nd General Resolution RB Fiscal 2020 Series DD3	4.00%	06/15/42 (b)	290,000	289,558
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series FF	5.00%	06/15/27	100,000	105,692
Water & Sewer System 2nd General Resolution RB Fiscal 2020 Series GG2	5.00%	06/15/29 (b)	95,000	100,676
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series AA2	5.00%	06/15/32 (b)	100,000	112,384
Water & Sewer System 2nd General Resolution RB Fiscal 2021 Series DD	5.00%	06/15/29	100,000	109,721
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series BB2	5.00%	06/15/35	185,000	219,617
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series CC1	5.25%	06/15/54 (b)	250,000	277,050
Water & Sewer System 2nd General Resolution RB Fiscal 2024 Series CC2	5.00%	06/15/46 (b)	100,000	110,167
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC	3.75%	06/15/47 (b)	100,000	90,259
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series AA	4.00%	06/15/44 (b)	80,000	78,382
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series CC	4.00%	06/15/45 (b)	35,000	34,146
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series FF	5.00%	06/15/39 (b)	95,000	96,054
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series GG	5.00%	06/15/37 (b)	100,000	101,194
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series HH	5.00%	06/15/39 (b)	50,000	50,555
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series AA	3.00%	06/15/46 (b)	100,000	81,139
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series CC1	4.00%	06/15/46 (b)	200,000	197,830
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD	5.00%	06/15/47 (b)	100,000	102,166
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series CC1	4.00%	06/15/48 (b)	150,000	145,978
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series DD2	5.00%	06/15/32 (b)	150,000	157,992
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series EE	5.00%	06/15/40 (b)	100,000	104,242
Water & Sewer System 2nd Resolution RB Fiscal 2018 Series FF	5.00%	06/15/34 (b)	65,000	69,204
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series EE2	5.00%	06/15/40 (b)	350,000	373,186
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series FF2	5.00%	06/15/34 (b)	165,000	178,476
Water & Sewer System 2nd Resolution RB Fiscal 2019 Series FF2	4.00%	06/15/41 (b)	100,000	99,168
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series AA	4.00%	06/15/40 (b)	500,000	494,924
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series AA	5.00%	06/15/40 (b)	200,000	214,463
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series DD1	5.00%	06/15/30	100,000	111,681
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series EE	5.00%	06/15/31	100,000	113,394
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series FF	5.00%	06/15/41 (b)	155,000	167,576
Water & Sewer System 2nd Resolution RB Fiscal 2020 Series GG1	4.00%	06/15/50 (b)	100,000	97,066
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA1	5.00%	06/15/29	150,000	164,581
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA1	4.00%	06/15/50 (b)	110,000	106,773
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA2	3.00%	06/15/40 (b)	150,000	130,630
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series AA2	4.00%	06/15/42 (b)	120,000	119,822
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series BB1	4.00%	06/15/50 (b)	200,000	194,133
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series CC2	5.00%	06/15/28 (b)	165,000	171,627
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series DD	5.00%	06/15/26	330,000	341,660
Water & Sewer System 2nd Resolution RB Fiscal 2021 Series DD	5.00%	06/15/31	135,000	153,082
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA1	3.50%	06/15/48 (b)	115,000	100,979
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA1	5.00%	06/15/48 (b)	150,000	160,460
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series AA1	4.00%	06/15/51 (b)	15,000	14,511
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series BB1	5.00%	06/15/44 (b)	325,000	353,008
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series BB1	4.00%	06/15/45 (b)	250,000	247,044
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series CC1	4.00%	06/15/52 (b)	200,000	193,131
Water & Sewer System 2nd Resolution RB Fiscal 2022 Series EE	5.00%	06/15/28	100,000	107,706
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series AA1	5.25%	06/15/52 (b)	230,000	252,173
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series BB1	4.90%	07/01/24 (b)(c)(g)	1,025,000	1,025,000
Water & Sewer System 2nd Resolution RB Fiscal 2023 Series DD	5.00%	06/15/34 (b)	120,000	139,809
Water & Sewer System 2nd Resolution RB Fiscal 2024BB	5.00%	06/15/34	95,000	111,926
Water & Sewer System RB Fiscal 2016 Series A	4.50%	06/15/32 (b)	100,000	101,567
Water & Sewer System RB Fiscal 2016 Series A	3.00%	06/15/36 (b)	100,000	93,605
New York City Transitional Finance Auth
Building Aid RB Fiscal 2015 Series S1	5.00%	07/15/40 (b)	100,000	100,699
Building Aid RB Fiscal 2015 Series S2	5.00%	07/15/40 (b)	200,000	202,678
Building Aid RB Fiscal 2016 Series S1	5.00%	07/15/31 (b)	60,000	61,232
Building Aid RB Fiscal 2016 Series S1	4.00%	07/15/40 (b)	100,000	99,033
Building Aid RB Fiscal 2018 Series S1	4.00%	07/15/36 (b)	150,000	150,075
Building Aid RB Fiscal 2018 Series S4A	5.00%	07/15/27 (c)	225,000	237,651
Building Aid RB Fiscal 2018 Series S4A	5.00%	07/15/29 (b)(c)	95,000	100,881
Building Aid RB Fiscal 2018 Series S4A	5.00%	07/15/32 (b)(c)	70,000	74,425
Building Aid RB Fiscal 2019 Series S1	3.50%	07/15/47 (b)(c)	250,000	221,089
Building Aid RB Fiscal 2019 Series S2A	5.00%	07/15/35 (b)(c)	175,000	185,970
Building Aid RB Fiscal 2019 Series S-2A	5.00%	07/15/34 (b)(c)	100,000	106,282
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/32 (b)(c)	100,000	106,322
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/34 (b)(c)	275,000	292,276
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (b)	140,000	148,776
Building Aid RB Fiscal 2022 Series S1	4.00%	07/15/34 (b)(c)	100,000	104,456
Building Aid RB Series 2019S3A	5.00%	07/15/33 (b)(c)	50,000	53,137
Future Tax Secured Sub Bonds Fiscal 2015 Series B1	5.00%	08/01/32 (b)	75,000	75,078
Future Tax Secured Sub Bonds Fiscal 2015 Series B1	5.00%	08/01/36 (b)	10,000	10,010
Future Tax Secured Sub Bonds Fiscal 2015 Series B1	5.00%	08/01/39 (b)	150,000	150,133
Future Tax Secured Sub Bonds Fiscal 2015 Series C	5.00%	11/01/25 (b)	200,000	202,666
Future Tax Secured Sub Bonds Fiscal 2015 Series C	5.00%	11/01/26 (b)	90,000	91,188
Future Tax Secured Sub Bonds Fiscal 2015 Series E1	5.00%	02/01/41 (b)	100,000	100,559
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	3.00%	02/01/33 (b)	285,000	276,339
Future Tax Secured Sub Bonds Fiscal 2016 Series E1	5.00%	02/01/39 (b)	50,000	50,872
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	4.00%	02/01/36 (b)	255,000	255,411
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	3.00%	02/01/39 (b)	100,000	89,648
Future Tax Secured Sub Bonds Fiscal 2016 Series F3	3.25%	02/01/42 (b)	210,000	187,618
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	4.00%	05/01/30 (b)	250,000	252,042
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	5.00%	05/01/34 (b)	150,000	153,657
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	4.00%	05/01/36 (b)	150,000	150,262
Future Tax Secured Sub Bonds Fiscal 2017 Series A1	5.00%	05/01/37 (b)	25,000	25,565
Future Tax Secured Sub Bonds Fiscal 2017 Series C	5.00%	11/01/25	300,000	307,103
Future Tax Secured Sub Bonds Fiscal 2017 Series E1	5.00%	02/01/34 (b)	90,000	93,157
Future Tax Secured Sub Bonds Fiscal 2017 Series F1	5.00%	05/01/42 (b)	175,000	180,044
Future Tax Secured Sub Bonds Fiscal 2017 Series F1	3.25%	05/01/43 (b)	105,000	92,307
Future Tax Secured Sub Bonds Fiscal 2018 Series A2	5.00%	08/01/34 (b)	100,000	104,241
Future Tax Secured Sub Bonds Fiscal 2018 Series A2	5.00%	08/01/35 (b)	85,000	88,595
Future Tax Secured Sub Bonds Fiscal 2018 Series A3	5.00%	08/01/40 (b)	30,000	31,028
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2018 Series A3	4.00%	08/01/42 (b)	150,000	147,004
Future Tax Secured Sub Bonds Fiscal 2018 Series B1	5.00%	08/01/31 (b)	100,000	104,161
Future Tax Secured Sub Bonds Fiscal 2019 Series A1	5.00%	08/01/34 (b)	45,000	47,766
Future Tax Secured Sub Bonds Fiscal 2019 Series A1	5.00%	08/01/40 (b)	110,000	115,557
Future Tax Secured Sub Bonds Fiscal 2019 Series B1	5.00%	08/01/34 (b)	250,000	265,368
Future Tax Secured Sub Bonds Fiscal 2019 Series B1	5.25%	08/01/37 (b)	200,000	214,058
Future Tax Secured Sub Bonds Fiscal 2019 Series C1	4.00%	11/01/37 (b)	70,000	70,596
Future Tax Secured Sub Bonds Fiscal 2020 Series A2	5.00%	05/01/39 (b)	350,000	372,216
Future Tax Secured Sub Bonds Fiscal 2020 Series A3	4.00%	05/01/43 (b)	170,000	167,422
Future Tax Secured Sub Bonds Fiscal 2020 Series A3	4.00%	05/01/44 (b)	150,000	147,285
Future Tax Secured Sub Bonds Fiscal 2020 Series A3	3.00%	05/01/45 (b)	250,000	203,192
Future Tax Secured Sub Bonds Fiscal 2020 Series B1	4.00%	11/01/45 (b)	200,000	195,607
Future Tax Secured Sub Bonds Fiscal 2020 Series B1	3.00%	11/01/47 (b)	150,000	117,809
Future Tax Secured Sub Bonds Fiscal 2020 Series C1	5.00%	05/01/35 (b)	200,000	222,137
Future Tax Secured Sub Bonds Fiscal 2020 Series C1	4.00%	05/01/45 (b)	285,000	280,752
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/25 (a)	10,000	10,213
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/25	85,000	87,012
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/27	100,000	105,979
Future Tax Secured Sub Bonds Fiscal 2021 Series A	5.00%	11/01/33 (b)	150,000	166,761
Future Tax Secured Sub Bonds Fiscal 2021 Series C1	4.00%	05/01/40 (b)	35,000	35,048
Future Tax Secured Sub Bonds Fiscal 2021 Series C1	4.00%	05/01/42 (b)	100,000	99,219
Future Tax Secured Sub Bonds Fiscal 2021 Series C1	4.00%	05/01/43 (b)	200,000	198,126
Future Tax Secured Sub Bonds Fiscal 2021 Series E1	4.00%	02/01/40 (b)	10,000	10,017
Future Tax Secured Sub Bonds Fiscal 2021 Series E1	4.00%	02/01/41 (b)	25,000	24,959
Future Tax Secured Sub Bonds Fiscal 2021 Series E1	4.00%	02/01/49 (b)	255,000	246,452
Future Tax Secured Sub Bonds Fiscal 2021 Series F	5.00%	11/01/26	200,000	208,301
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/27	100,000	105,979
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/29	150,000	164,372
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/32 (b)	180,000	201,675
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	5.00%	11/01/33 (b)	190,000	212,822
Future Tax Secured Sub Bonds Fiscal 2021 Series F1	4.00%	11/01/37 (b)	200,000	204,746
Future Tax Secured Sub Bonds Fiscal 2022 Series A1	5.00%	11/01/28	100,000	107,772
Future Tax Secured Sub Bonds Fiscal 2022 Series A1	4.00%	11/01/38 (b)	140,000	142,273
Future Tax Secured Sub Bonds Fiscal 2022 Series B	4.00%	08/01/48 (b)	150,000	145,247
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	5.00%	08/01/26 (a)	40,000	41,364
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	5.00%	08/01/26	55,000	57,021
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	3.00%	08/01/40 (b)	80,000	70,019
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	4.00%	08/01/45 (b)	85,000	83,685
Future Tax Secured Sub Bonds Fiscal 2022 Series B1	3.00%	08/01/48 (b)	200,000	157,353
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	5.00%	02/01/37 (b)	250,000	281,075
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	5.00%	02/01/44 (b)	150,000	162,671
Future Tax Secured Sub Bonds Fiscal 2022 Series C1	5.00%	02/01/47 (b)	150,000	161,278
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/40 (b)	50,000	55,125
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/42 (b)	165,000	180,191
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/43 (b)	125,000	135,920
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/47 (b)	150,000	161,278
Future Tax Secured Sub Bonds Fiscal 2022 Series F1	5.00%	02/01/51 (b)	200,000	213,824
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	5.00%	08/01/29	150,000	163,703
Future Tax Secured Sub Bonds Fiscal 2023 Series A1	5.25%	08/01/40 (b)	130,000	146,666
Future Tax Secured Sub Bonds Fiscal 2023 Series B1	5.00%	11/01/25	250,000	255,919
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Future Tax Secured Sub Bonds Fiscal 2023 Series B1	5.00%	11/01/26	150,000	156,226
Future Tax Secured Sub Bonds Fiscal 2023 Series D	5.00%	11/01/36 (b)	300,000	340,547
Future Tax Secured Sub Bonds Fiscal 2023 Series D1	5.25%	11/01/48 (b)	60,000	66,032
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/28	100,000	107,772
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/30	90,000	100,316
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/32	150,000	171,436
Future Tax Secured Sub Bonds Fiscal 2023 Series E1	5.00%	11/01/40 (b)	200,000	223,411
Future Tax Secured Sub Bonds Fiscal 2023 Series F1	5.00%	02/01/44 (b)	200,000	218,812
Future Tax Secured Sub Bonds Fiscal 2024 Series A1	5.00%	05/01/36 (b)	200,000	228,809
Future Tax Secured Sub Bonds Fiscal 2024 Series A1	5.00%	05/01/37 (b)	200,000	228,068
Future Tax Secured Sub Bonds Fiscal 2024 Series B	4.38%	05/01/53 (b)	150,000	150,683
Future Tax Secured Sub Bonds Fiscal 2024 Series C	5.50%	05/01/44 (b)	200,000	230,573
Future Tax Secured Sub Bonds Fiscal 2024 Series C	5.25%	05/01/48 (b)	150,000	166,592
Future Tax Secured Sub Bonds Fiscal 2024 Series C	5.50%	05/01/53 (b)	100,000	113,103
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/27	150,000	158,969
Future Tax Secured Sub Bonds Fiscal 2024 Series D1	5.00%	11/01/40 (b)	100,000	112,822
Future Tax Secured Sub Bonds Fiscal 2024 Series F1	5.00%	02/01/36 (b)	200,000	231,106
Future Tax Secured Sub Bonds Fiscal 2024 Series G1	5.25%	05/01/49 (b)	100,000	111,467
Future Tax Secured Sub Bonds Series 2022 Fiscal 2022 Series B1	5.00%	08/01/35 (b)	500,000	561,406
Future Tax Water & Sewer System 2nd Resolution RB Fiscal 2019 Series C1	5.00%	11/01/34 (b)	150,000	161,246
New York Convention Center Development
Refunding RB Series 2015	5.00%	11/15/40 (b)	125,000	126,577
New York Power Auth
RB Series 2020A	4.00%	11/15/45 (b)	140,000	137,242
RB Series 2020A	4.00%	11/15/50 (b)	100,000	97,309
RB Series 2020A	4.00%	11/15/55 (b)	225,000	216,569
RB Series 2022A	4.00%	11/15/52 (b)(c)	100,000	97,461
New York State
GO Bonds Series 2013A	3.50%	03/01/43 (b)	70,000	62,425
New York State Dormitory Auth
Dormitory Facilities RB Series 2017A	5.00%	07/01/26	50,000	51,613
Financing RB Series 2019A	5.00%	10/01/25 (c)	75,000	76,614
RB (Columbia Univ) Series 2017A	5.00%	10/01/47 (b)	150,000	176,807
RB (Columbia Univ) Series 2020A	5.00%	10/01/50	300,000	353,558
RB (Fordham Univ) Series 2020	4.00%	07/01/46 (b)	185,000	182,969
RB (New School Univ) Series 2016A	4.00%	07/01/43 (b)	160,000	156,777
RB (New York Univ) Series 2016A	5.00%	07/01/33 (b)	100,000	102,989
RB (New York Univ) Series 2017A	4.00%	07/01/36 (b)	50,000	50,142
RB (New York Univ) Series 2019A	4.00%	07/01/45 (b)	245,000	238,349
RB (New York Univ) Series 2021	4.00%	07/01/46 (b)	20,000	19,609
RB (Rockefeller Univ) Series 2019C	4.00%	07/01/49 (b)	150,000	144,973
RB Series 2015A	5.00%	07/01/35 (b)	200,000	203,053
RB Series 2015A	5.00%	07/01/45 (b)	150,000	151,406
RB Series 2016A2	5.00%	10/01/46 (b)	30,000	30,500
RB Series 2018A	5.00%	10/01/31 (b)	100,000	103,250
RB Series 2019A	5.00%	10/01/30 (b)(c)	35,000	36,675
RB Series 2019A	4.00%	07/01/44 (b)	200,000	197,018
RB Series 2019A	5.00%	07/01/49 (b)	200,000	210,573
RB Series 2020A	5.00%	10/01/34 (b)(c)	65,000	68,614
RB Series 2022A	5.00%	10/01/26 (c)	120,000	124,682
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2022A	5.00%	10/01/32 (b)(c)	125,000	138,735
RB Series 2022A	5.00%	10/01/35 (b)(c)	75,000	82,920
RB Series 2022A	4.00%	07/01/47 (b)	75,000	72,034
RB Series 2023A	5.00%	10/01/34 (b)	145,000	170,227
RB Series 2024	5.25%	07/01/54 (b)	100,000	106,765
Refunding RB (Cornell Univ) Series 2020A	4.00%	07/01/50 (b)	275,000	268,637
Sales Tax RB Series 2018EG	5.00%	03/15/31 (b)	25,000	26,582
SD RB Series 2023A	5.00%	10/01/30 (c)	250,000	277,546
SD RB Series 2023A	5.00%	10/01/34 (b)(c)	170,000	191,476
State Personal Income Tax RB Series 2014E	5.00%	02/15/33 (b)	100,000	100,705
State Personal Income Tax RB Series 2015A	5.00%	03/15/31 (b)	125,000	126,032
State Personal Income Tax RB Series 2015A	4.00%	03/15/32 (b)	175,000	175,889
State Personal Income Tax RB Series 2015B	5.00%	02/15/27 (a)(b)	60,000	60,669
State Personal Income Tax RB Series 2015B	5.00%	02/15/32 (b)	200,000	201,436
State Personal Income Tax RB Series 2015B	5.00%	02/15/39 (b)	100,000	100,644
State Personal Income Tax RB Series 2015E	5.00%	03/15/32 (b)	80,000	81,110
State Personal Income Tax RB Series 2015E	3.25%	03/15/36 (b)	55,000	51,037
State Personal Income Tax RB Series 2016A	5.00%	02/15/33 (b)	200,000	205,677
State Personal Income Tax RB Series 2016A	5.00%	02/15/36 (b)	100,000	102,715
State Personal Income Tax RB Series 2016D	5.00%	02/15/27 (a)(b)	75,000	78,072
State Personal Income Tax RB Series 2017A	5.00%	02/15/27 (a)	75,000	78,720
State Personal Income Tax RB Series 2017A	4.00%	02/15/35 (b)	125,000	125,984
State Personal Income Tax RB Series 2017A	5.00%	02/15/38 (b)	100,000	103,456
State Personal Income Tax RB Series 2017B	5.00%	02/15/28 (a)(b)	310,000	328,750
State Personal Income Tax RB Series 2017B	5.00%	02/15/37 (b)	55,000	57,358
State Personal Income Tax RB Series 2017B	5.00%	02/15/38 (b)	125,000	130,100
State Personal Income Tax RB Series 2017B	5.00%	02/15/41 (b)	25,000	25,833
State Personal Income Tax RB Series 2017B	5.00%	02/15/42 (b)	25,000	25,805
State Personal Income Tax RB Series 2018A	5.00%	03/15/32 (b)	100,000	107,187
State Personal Income Tax RB Series 2018A	4.00%	03/15/48 (b)	100,000	97,690
State Personal Income Tax RB Series 2019A	5.00%	03/15/33 (b)	45,000	48,422
State Personal Income Tax RB Series 2019A	5.00%	03/15/34 (b)	155,000	166,776
State Personal Income Tax RB Series 2019A	5.00%	03/15/39 (b)	140,000	149,103
State Personal Income Tax RB Series 2019A	5.00%	03/15/41 (b)	100,000	105,575
State Personal Income Tax RB Series 2019A	5.00%	03/15/42 (b)	200,000	213,930
State Personal Income Tax RB Series 2019A	5.00%	03/15/46 (b)	250,000	260,970
State Personal Income Tax RB Series 2019D	5.00%	02/15/30	100,000	109,992
State Personal Income Tax RB Series 2019D	5.00%	02/15/33 (b)	200,000	219,507
State Personal Income Tax RB Series 2019D	4.00%	02/15/36 (b)	40,000	40,750
State Personal Income Tax RB Series 2019D	5.00%	02/15/41 (b)	100,000	107,806
State Personal Income Tax RB Series 2019D	4.00%	02/15/47 (b)	300,000	293,923
State Personal Income Tax RB Series 2019D	5.00%	02/15/48 (b)	215,000	227,287
State Personal Income Tax RB Series 2019D	4.00%	02/15/49 (b)	250,000	243,554
State Personal Income Tax RB Series 2020A	5.00%	03/15/26	105,000	108,247
State Personal Income Tax RB Series 2020A	4.00%	03/15/35 (b)	50,000	51,156
State Personal Income Tax RB Series 2020A	4.00%	03/15/36 (b)	160,000	163,218
State Personal Income Tax RB Series 2020A	3.00%	03/15/41 (b)	295,000	251,984
State Personal Income Tax RB Series 2020A	4.00%	03/15/44 (b)	50,000	49,309
State Personal Income Tax RB Series 2020A	3.00%	03/15/50 (b)	125,000	95,870
State Personal Income Tax RB Series 2021A	5.00%	02/15/25 (a)	460,000	464,784
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2021A	5.00%	03/15/31	100,000	111,773
State Personal Income Tax RB Series 2021A	5.00%	03/15/34 (b)	60,000	66,976
State Personal Income Tax RB Series 2021A	5.00%	03/15/35 (b)	150,000	167,372
State Personal Income Tax RB Series 2021A	5.00%	03/15/36 (b)	250,000	278,733
State Personal Income Tax RB Series 2021A	4.00%	03/15/37 (b)	200,000	203,066
State Personal Income Tax RB Series 2021A	4.00%	03/15/47 (b)	150,000	146,892
State Personal Income Tax RB Series 2021E	5.00%	03/15/29	375,000	406,703
State Personal Income Tax RB Series 2021E	5.00%	03/15/31	100,000	111,773
State Personal Income Tax RB Series 2021E	5.00%	03/15/33 (b)	125,000	141,199
State Personal Income Tax RB Series 2021E	5.00%	03/15/34 (b)	150,000	169,562
State Personal Income Tax RB Series 2021E	4.00%	03/15/44 (b)	105,000	103,269
State Personal Income Tax RB Series 2022A	5.00%	03/15/25 (a)	75,000	75,959
State Personal Income Tax RB Series 2022A	5.00%	03/15/28	200,000	213,252
State Personal Income Tax RB Series 2022A	4.00%	03/15/34 (b)	25,000	25,707
State Personal Income Tax RB Series 2022A	4.00%	03/15/38 (b)	50,000	50,459
State Personal Income Tax RB Series 2022A	4.00%	03/15/39 (b)	230,000	230,704
State Personal Income Tax RB Series 2022A	5.00%	03/15/41 (b)	305,000	336,527
State Personal Income Tax RB Series 2022A	4.00%	03/15/42 (b)	520,000	512,958
State Personal Income Tax RB Series 2022A	5.00%	03/15/46 (b)	200,000	216,505
State Personal Income Tax RB Series 2022A	3.50%	03/15/52 (b)	185,000	158,552
State Personal Income Tax RB Series 2024A	5.00%	03/15/34	75,000	87,033
State Personal Income Tax RB Series 2024A	5.00%	03/15/41 (b)	250,000	281,509
State Personal Income Tax RB Series 2024A	5.25%	03/15/48 (b)	150,000	166,881
State Personal Income Tax Refunding RB Series 2016D	5.00%	02/15/28 (a)(b)	330,000	343,517
State Sales Tax RB Series 2015B	5.00%	03/15/29 (b)	30,000	30,459
State Sales Tax RB Series 2015B	5.00%	03/15/30 (b)	190,000	192,680
State Sales Tax RB Series 2015B	5.00%	03/15/34 (b)	125,000	126,645
State Sales Tax RB Series 2015B	5.00%	03/15/45 (b)	100,000	100,612
State Sales Tax RB Series 2016A	5.00%	03/15/26 (a)	185,000	191,023
State Sales Tax RB Series 2016A	5.00%	03/15/27 (a)(b)	150,000	156,401
State Sales Tax RB Series 2016A	5.00%	03/15/31 (b)	200,000	206,043
State Sales Tax RB Series 2016A	5.00%	03/15/32 (b)	180,000	185,438
State Sales Tax RB Series 2017A	5.00%	03/15/31 (b)	150,000	155,851
State Sales Tax RB Series 2017A	5.00%	03/15/33 (b)	25,000	25,974
State Sales Tax RB Series 2018A	5.00%	03/15/36 (b)	140,000	147,331
State Sales Tax RB Series 2018A	5.00%	03/15/40 (b)	50,000	52,125
State Sales Tax RB Series 2018A	5.00%	03/15/45 (b)	105,000	108,666
State Sales Tax RB Series 2018A	4.00%	03/15/47 (b)	75,000	73,230
State Sales Tax RB Series 2018A	4.00%	03/15/48 (b)	210,000	204,530
State Sales Tax RB Series 2018C	5.00%	03/15/30 (b)	155,000	163,671
State Sales Tax RB Series 2018C	5.00%	03/15/35 (b)	30,000	31,601
State Sales Tax RB Series 2018E	5.00%	03/15/34 (b)	160,000	169,785
State Sales Tax RB Series 2018E	5.00%	03/15/41 (b)	400,000	418,321
State Sales Tax RB Series 2018E	5.00%	03/15/48 (b)	250,000	259,098
State Sales Tax RB Series 2023A1	5.00%	03/15/35 (b)	220,000	253,395
State Sales Tax RB Series 2023A1	5.00%	03/15/45 (b)	200,000	219,883
State Sales Tax RB Series 2023A1	5.00%	03/15/53 (b)	185,000	200,424
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Fund RB Series 2017E	5.00%	06/15/47 (b)	200,000	205,735
State Clean Water & Drinking Water Revolving Funds RB Series 2020A	4.00%	06/15/45 (b)	100,000	99,095
State Clean Water & Drinking Water Revolving Funds RB Series 2022A	5.00%	06/15/51 (b)	250,000	270,368
New York State Thruway Auth
General RB Series 2019A	4.00%	01/01/45 (b)(c)	100,000	98,512
General RB Series L	5.00%	01/01/35 (b)	130,000	138,223
General RB Series O	4.00%	01/01/42 (b)	150,000	150,030
General RB Series P	5.00%	01/01/49 (b)	100,000	108,592
General RB Series P	5.25%	01/01/54 (b)	125,000	137,698
General Refunding RB Series L	5.00%	01/01/30 (b)	100,000	106,254
General Refunding RB Series L	5.00%	01/01/33 (b)	135,000	143,466
General Refunding RB Series L	5.00%	01/01/34 (b)	115,000	122,291
General Refunding RB Series L	3.50%	01/01/37 (b)	50,000	49,198
General Revenue Jr Obligations Series 2019B	4.00%	01/01/41 (b)	125,000	123,728
General Revenue Jr Obligations Series 2019B	3.00%	01/01/53 (b)(c)	85,000	63,837
Jr GO RB Series 2019B	5.00%	01/01/30	135,000	148,057
Jr GO RB Series 2019B	4.00%	01/01/39 (b)	175,000	175,746
Jr RB Series 2016A	4.00%	01/01/51 (b)	85,000	82,433
Jr RB Series 2019B	4.00%	01/01/40 (b)(c)	50,000	50,120
Jr RB Series 2019B	4.00%	01/01/53 (b)(c)	30,000	29,136
RB Series P	5.00%	01/01/44 (b)	100,000	110,947
State Personal Income Tax RB Series 2021A1	5.00%	03/15/35 (b)	250,000	279,918
State Personal Income Tax RB Series 2021A1	4.00%	03/15/41 (b)	250,000	249,989
State Personal Income Tax RB Series 2021A1	4.00%	03/15/45 (b)	220,000	215,870
State Personal Income Tax RB Series 2021A1	4.00%	03/15/56 (b)	335,000	321,813
State Personal Income Tax RB Series 2022A	5.00%	03/15/30	200,000	220,057
State Personal Income Tax RB Series 2022A	5.00%	03/15/33 (b)	125,000	142,902
State Personal Income Tax RB Series 2022A	5.00%	03/15/39 (b)	190,000	213,776
State Personal Income Tax RB Series 2022A	4.00%	03/15/43 (b)	230,000	227,394
New York State Urban Development Corp
State Personal Income Tax RB Series 2016A	5.00%	03/15/26	55,000	56,691
State Personal Income Tax RB Series 2016A	5.00%	03/15/27 (a)(b)	55,000	56,652
State Personal Income Tax RB Series 2017A	5.00%	03/15/26 (c)	110,000	113,383
State Personal Income Tax RB Series 2017A	5.00%	03/15/27 (a)	155,000	162,623
State Personal Income Tax RB Series 2017A	5.00%	03/15/34 (b)	200,000	208,012
State Personal Income Tax RB Series 2017C	5.00%	03/15/32 (b)	350,000	366,820
State Personal Income Tax RB Series 2017C	5.00%	03/15/39 (b)	200,000	208,212
State Personal Income Tax RB Series 2019A	5.00%	03/15/35 (b)	100,000	109,055
State Personal Income Tax RB Series 2019A	5.00%	03/15/40 (b)	60,000	63,011
State Personal Income Tax RB Series 2019A	4.00%	03/15/46 (b)	250,000	243,856
State Personal Income Tax RB Series 2020A	4.00%	03/15/49 (b)	170,000	165,749
State Personal Income Tax RB Series 2020A	3.00%	03/15/50 (b)	105,000	80,830
State Personal Income Tax RB Series 2020C	5.00%	03/15/26	110,000	113,383
State Personal Income Tax RB Series 2020C	5.00%	03/15/32 (b)	175,000	194,224
State Personal Income Tax RB Series 2020C	5.00%	03/15/33 (b)	90,000	99,818
State Personal Income Tax RB Series 2020C	5.00%	03/15/43 (b)	215,000	231,791
State Personal Income Tax RB Series 2020C	4.00%	03/15/45 (b)	100,000	98,259
State Personal Income Tax RB Series 2020C	3.00%	03/15/48 (b)	150,000	117,522
State Personal Income Tax RB Series 2020C	4.00%	03/15/49 (b)	150,000	146,249
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State Personal Income Tax RB Series 2020E	4.00%	03/15/35 (b)	245,000	250,378
State Personal Income Tax RB Series 2020E	4.00%	03/15/36 (b)	500,000	509,325
State Personal Income Tax RB Series 2020E	4.00%	03/15/46 (b)	150,000	147,155
State Personal Income Tax RB Series 2023A	5.00%	03/15/63 (b)	100,000	107,343
State Sales Tax RB Series 2019A	4.00%	03/15/42 (b)	200,000	198,964
State Sales Tax RB Series 2019A	4.00%	03/15/43 (b)	100,000	98,793
State Sales Tax RB Series 2021A	4.00%	03/15/39 (b)	25,000	25,181
State Sales Tax RB Series 2021A	4.00%	03/15/43 (b)	410,000	404,825
State Sales Tax RB Series 2021A	4.00%	03/15/44 (b)	60,000	58,932
State Sales Tax RB Series 2021A	4.00%	03/15/47 (b)	150,000	144,961
State Sales Tax RB Series 2021A	3.00%	03/15/50 (b)	120,000	92,893
Onondaga Cnty
RB (Syracuse Univ) Series 2019	4.00%	12/01/49 (b)	155,000	149,772
Port Auth of New York & New Jersey
2nd Installment Consolidated Bonds 194th Series	5.00%	10/15/34 (b)	105,000	106,983
Consolidated Bonds 175th Series	3.25%	12/01/42 (b)	75,000	63,117
Consolidated Bonds 184th Series	5.00%	09/01/35 (b)	10,000	10,019
Consolidated Bonds 194th Series	5.00%	10/15/28 (b)	100,000	101,991
Consolidated Bonds 194th Series	5.00%	10/15/41 (b)	130,000	132,127
Consolidated Bonds 200th Series	5.25%	10/15/57 (b)	200,000	207,399
Consolidated Bonds 205th Series	5.00%	11/15/34 (b)	125,000	131,365
Consolidated Bonds 209th Series	5.00%	07/15/32 (b)	150,000	159,775
Consolidated Bonds 211th Series	4.00%	09/01/43 (b)	150,000	147,649
Consolidated Bonds 212th Series	5.00%	09/01/34 (b)	135,000	147,046
Consolidated Bonds 212th Series	4.00%	09/01/37 (b)	50,000	50,809
Consolidated Bonds 213th Series	5.00%	09/01/34 (b)	200,000	217,846
Consolidated Bonds 217th Series	4.00%	11/01/41 (b)	200,000	200,139
Consolidated Bonds 217th Series	5.00%	11/01/44 (b)	120,000	127,781
Consolidated Bonds 222nd Series	5.00%	07/15/33 (b)	125,000	139,102
Consolidated Bonds 222nd Series	4.00%	07/15/39 (b)	100,000	100,883
Consolidated Bonds 224th Series	4.00%	07/15/41 (b)	150,000	150,435
Consolidated Bonds 224th Series	4.00%	07/15/61 (b)	200,000	193,750
Consolidated Bonds 240th Series	5.00%	07/15/53 (b)	200,000	216,982
Consolidated Bonds 244th Series	5.00%	07/15/35 (b)	250,000	294,078
Consolidated Bonds S205th Series	5.00%	11/15/32 (b)	100,000	105,102
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)(b)	265,000	266,199
Sales Tax RB Fiscal 2015 Series A	5.00%	10/15/27 (a)(b)	175,000	175,792
Suffolk Cnty Water Auth
Water System Refunding RB Series 2015	4.00%	06/01/31 (b)	100,000	100,888
Water System Refunding RB Series 2015	3.00%	06/01/32 (b)	300,000	296,070
Triborough Bridge & Tunnel Auth
2nd Sub Revenue BAN Series 2021A	5.00%	11/01/25	165,000	168,885
General RB Series 2015A	5.00%	11/15/50 (b)	150,000	151,158
General RB Series 2018A	5.00%	11/15/45 (b)	200,000	207,047
General RB Series 2018A	4.00%	11/15/47 (b)	200,000	192,972
General RB Series 2021A	5.00%	11/15/51 (b)	140,000	148,997
General RB Series 2022A	5.00%	11/15/47 (b)	290,000	314,494
General Refunding RB Series 2017B	5.00%	11/15/34 (b)	175,000	182,018
General Refunding RB Series 2017C1	5.00%	11/15/25	200,000	205,016
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
General Refunding RB Series 2018B	5.00%	11/15/30	50,000	55,949
General Refunding RB Series 2018C	5.00%	11/15/37 (b)	185,000	196,783
General Refunding RB Series 2023A	5.00%	11/15/31	120,000	136,166
Payroll Mobility Tax Sr Lien Bonds Series 2021C1A	5.00%	05/15/51 (b)	100,000	106,910
Payroll Mobility Tax Sr Lien Bonds Series 2021-C1A	4.00%	05/15/46 (b)	100,000	98,229
Payroll Mobility Tax Sr Lien Bonds Series 2021C3	2.50%	05/15/51 (b)	100,000	66,776
Payroll Mobility Tax Sr Lien Bonds Series 2022A	5.00%	05/15/57 (b)	200,000	213,854
Payroll Mobility Tax Sr Lien Bonds Series 2022C	5.00%	05/15/47 (b)	145,000	156,481
Payroll Mobility Tax Sr Lien Bonds Series 2022C	5.25%	05/15/52 (b)	250,000	273,062
Payroll Mobility Tax Sr Lien Bonds Series 2022D2	5.50%	05/15/52 (b)	100,000	111,782
Payroll Mobility Tax Sr Lien Bonds Series 2022E1	5.00%	11/15/27 (b)	150,000	158,390
Payroll Mobility Tax Sr Lien Bonds Series 2024A	5.00%	05/15/49 (b)	100,000	109,124
Payroll Mobility Tax Sr Lien RB Series 2022A	5.00%	05/15/52	250,000	297,892
Payroll Mobility Tax Sr Lien RB Series 2024C	5.00%	11/15/38 (b)(f)	275,000	315,169
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022B	4.00%	05/15/26	100,000	101,642
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022B	5.00%	05/15/26	200,000	206,894
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2022E-2B	5.00%	11/15/27 (b)	200,000	211,187
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2023A	5.00%	11/15/24	165,000	165,976
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2023A	5.00%	11/15/25	165,000	169,116
Payroll Mobility Tax Sr Lien Refunding Bonds Series 2023A	5.00%	11/15/34 (b)	65,000	74,306
RB Series 2020A	4.00%	11/15/54 (b)	100,000	96,146
Sales Tax RB Series 2022A	4.00%	05/15/52 (b)	200,000	193,157
Sales Tax RB Series 2022A	5.25%	05/15/52 (b)	160,000	175,891
Sales Tax RB Series 2022A	4.00%	05/15/57 (b)	150,000	142,971
Sales Tax RB Series 2023A	4.13%	05/15/53 (b)	100,000	97,987
Sales Tax RB Series 2023A	4.25%	05/15/58 (b)	100,000	98,647
Sales Tax RB Series 2024A1	4.00%	05/15/54 (b)	150,000	144,047
Sales Tax RB Series 2024A1	5.25%	05/15/59 (b)	160,000	176,225
Sales Tax RB Series 2024A1	4.13%	05/15/64 (b)	100,000	96,373
Sr Lien RB Series 2021A1	5.00%	05/15/51 (b)	75,000	79,876
Sr Lien RB Series 2021C3	4.00%	05/15/51 (b)	225,000	219,825
Sr Lien RB Series 2022A	4.00%	05/15/51 (b)	175,000	170,975
Sr Lien RB Series 2022D2	4.50%	05/15/47 (b)	20,000	20,437
Sub Refunding RB Series 2013A	0.00%	11/15/31 (d)	305,000	227,726
Utility Debt Securitization Auth
RB Series 2015	3.00%	12/15/32 (b)	50,000	48,386
RB Series 2015	5.00%	12/15/35 (b)	150,000	152,837
RB Series 2016A	5.00%	12/15/34 (b)	285,000	292,680
RB Series 2017	5.00%	12/15/41 (b)	125,000	130,432
Restructuring Bonds Series 2015	5.00%	12/15/33 (b)	250,000	254,871
Restructuring Bonds Series 2015	5.00%	12/15/36 (b)	250,000	254,551
Restructuring RB Series 2022TE1	5.00%	06/15/31 (b)	85,000	92,927
Restructuring RB Series 2022TE1	5.00%	12/15/31 (b)	195,000	214,874
				86,455,103
NORTH CAROLINA 0.8%
Charlotte
Airport RB Series 2022A	4.00%	07/01/52 (b)	200,000	193,441
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
North Carolina
GO Bonds Series 2019B	5.00%	06/01/29	85,000	93,069
GO Refunding Bonds Series 2016A	5.00%	06/01/25	175,000	177,819
GO Refunding Bonds Series 2016A	5.00%	06/01/28 (b)	60,000	61,862
Limited Obligation Bonds Series 2020B	5.00%	05/01/31 (b)	175,000	193,955
Limited Obligation Bonds Series 2020B	3.00%	05/01/32 (b)	50,000	47,132
Limited Obligation RB Series 2020B	3.00%	05/01/34 (b)	60,000	56,168
Limited Obligation Refunding Bonds Series 2017B	5.00%	05/01/26	70,000	72,271
Limited Obligation Refunding Bonds Series 2017B	5.00%	05/01/27	100,000	105,238
RB Series 2019	5.00%	03/01/34 (b)	55,000	59,344
Vehicle RB Series 2019	5.00%	03/01/30 (b)	200,000	216,197
Vehicle RB Series 2019	5.00%	03/01/33 (b)	25,000	27,008
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B	5.00%	10/01/55 (a)(b)	100,000	102,103
Refunding RB (Duke Univ) Series 2016B	5.00%	07/01/42 (b)	100,000	102,791
North Carolina Municipal Power Agency No 1
Electric Refunding RB Series 2015A	5.00%	01/01/27 (b)	60,000	61,327
Electric Refunding RB Series 2015A	5.00%	01/01/28 (b)	100,000	102,158
North Carolina Turnpike Auth
RB Series 2019	0.00%	01/01/40 (b)(d)	200,000	104,839
RB Series 2019	0.00%	01/01/41 (b)(d)	195,000	97,120
Sr Lien RB Series 2019	4.00%	01/01/55 (b)	200,000	181,458
Sr Lien Refunding RB Series 2018	4.00%	01/01/41 (b)(c)	140,000	140,117
Sr Lien Turnpike RB Series 2024A	5.00%	01/01/58 (b)(c)	270,000	285,559
Toll RB (Monroe Expressway) Series 2016A	5.00%	07/01/54 (b)	200,000	202,212
Raleigh
Enterprise System Refunding RB Series 2023	5.00%	09/01/48 (b)	250,000	275,290
				2,958,478
OHIO 0.9%
American Municipal Power Ohio
RB (Greenup Hydroelectric) Series 2016A	5.00%	02/15/41 (b)	275,000	278,516
Refunding RB (Prairie State) Series 2019B	5.00%	02/15/25	100,000	100,740
Refunding RB Series 2019C	5.00%	02/15/33 (b)	50,000	54,225
Columbus
ULT GO Refunding Bonds Series 2016-1	5.00%	07/01/26	125,000	129,548
ULT GO Refunding Bonds Series 2017-1	5.00%	04/01/29 (b)	100,000	106,009
Hamilton Cnty
Sales Tax Refunding Bonds Series 2016A	5.00%	12/01/30 (b)	75,000	77,528
Northeast Ohio Regional Sewer District
RB Series 2014	4.00%	11/15/49 (a)(b)	215,000	215,331
Wastewater Refunding RB Series 2019	3.00%	11/15/38 (b)	75,000	66,676
Ohio
GO Refunding Bonds Series 2015A	5.00%	09/15/24	75,000	75,241
GO Refunding Bonds Series 2015A	5.00%	09/01/25	100,000	102,108
GO Refunding Bonds Series 2017C	5.00%	08/01/25	120,000	122,346
GO Refunding Bonds Series 2020B	5.00%	08/01/25	100,000	101,955
Ohio Higher Educational Facility Commission
Education Facility RB (John Carroll Univ 2022)	4.00%	10/01/52 (b)	75,000	67,917
Refunding RB (Case Western Reserve Univ) Series 2016	5.00%	12/01/40 (b)	200,000	204,968
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Ohio State Univ
General RB Series 2020A	5.00%	12/01/29	140,000	153,846
Ohio Turnpike Commission
Jr Lien Turnpike RB Series 2018A	5.00%	02/15/33 (b)	60,000	63,449
Turnpike Jr Lien RB Series 2018A	4.00%	02/15/32 (b)	125,000	127,410
Turnpike Jr Lien RB Series 2018A	5.00%	02/15/32 (b)	200,000	211,936
Turnpike Jr Lien Refunding RB Series 2022A	5.00%	02/15/31	50,000	55,692
Turnpike Jr RB Series 2013A2	0.00%	02/15/36 (d)	300,000	190,797
Turnpike RB Series 2021A	5.00%	02/15/46 (b)	200,000	213,145
Ohio Water Development Auth
Pollution Control Refunding RB Series 2023A	5.00%	12/01/25	130,000	133,225
RB Series 2019	5.00%	12/01/29 (b)	150,000	164,274
RB Series 2023A	5.00%	12/01/33 (b)	55,000	63,825
Shaker Heights
GO Bonds Series 2024	5.25%	12/15/59 (b)	150,000	165,190
				3,245,897
OKLAHOMA 0.5%
Canadian Cnty Educational Facilities Auth
Educational Facilities Lease RB Series 2023A	5.25%	09/01/34 (b)	75,000	84,329
Lease RB (Mustang Public Schools) Series 2017	3.00%	09/01/29 (b)	200,000	190,831
Oklahoma Cnty ISD No 89
GO Bonds Series 2023A	3.00%	07/01/25	75,000	74,598
Oklahoma Grand River Dam Auth
Refunding RB Series 2016A	5.00%	06/01/31 (b)	75,000	77,422
Oklahoma Turnpike Auth
2nd Sr RB Series 2017A	4.00%	01/01/47 (b)	85,000	82,856
2nd Sr RB Series 2017C	4.00%	01/01/42 (b)	100,000	100,149
2nd Sr RB Series 2023	5.50%	01/01/53 (b)	150,000	165,694
2nd Sr Refunding RB Series 2017D	5.00%	01/01/26	105,000	107,829
Turnpike System 2nd Sr Refunding RB Series 2017D	5.00%	01/01/28	75,000	79,538
Oklahoma Univ
General RB Series 2021A	5.00%	07/01/46 (b)(c)	135,000	144,138
Refunding RB Series 2024A	5.00%	07/01/49 (b)(c)	150,000	162,543
Oklahoma Water Resources Board
Revolving Fund RB Series 2023A	4.13%	04/01/53 (b)	200,000	196,087
Tulsa Public Facilities Auth
RB Series 2019	5.00%	06/01/25	125,000	126,968
				1,592,982
OREGON 0.7%
Beaverton SD #48J
GO Bonds Series 2022B	5.00%	06/15/52 (b)(c)	250,000	268,478
Hillsboro SD #1J
GO Bonds Series 2017	5.00%	06/15/38 (b)(c)	25,000	25,985
Marion & Polk Cnty SD
GO Bonds Series 2018	5.00%	06/15/37 (b)(c)	75,000	79,601
Multnomah Cnty SD #1
GO Bonds Series 2020	5.00%	06/15/25 (c)	50,000	50,822
GO Bonds Series 2020	5.00%	06/15/28 (c)	105,000	112,644
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
North Clackamas SD #12
GO Bonds Series 2017B	5.00%	06/15/37 (b)(c)	200,000	207,827
Oregon
GO Bonds Series 2023A	5.00%	05/01/37 (b)	75,000	86,086
GO Bonds Series 2023A	5.00%	05/01/38 (b)	75,000	85,610
GO Bonds Series 2023A	5.00%	05/01/43 (b)	110,000	122,137
Oregon Dept of Admin Services
Refunding RB Series 2015D	5.00%	04/01/27 (b)	70,000	70,801
Oregon Dept of Transportation
Highway Sub Lien Refunding RB Series 2019A	5.00%	11/15/36 (b)	200,000	218,469
Highway Tax Sub Lien RB Series 2020A	5.00%	11/15/40 (b)	290,000	317,010
Highway Tax Sub Lien Refunding RB Series 2024A	5.00%	11/15/34 (f)	250,000	293,276
Portland
2nd Lien Sewer System Refunding RB Series 2023A	5.00%	12/01/47 (b)	100,000	109,068
Salem-Keizer SD #24J
GO Bonds Series 2009B	0.00%	06/15/29 (c)(d)	70,000	58,568
Tri-Cnty Metropolitan Transportation District
Sr Lien Payroll Tax RB Series 2018A	5.00%	09/01/43 (a)(b)	305,000	322,685
				2,429,067
PENNSYLVANIA 3.1%
Allegheny Cnty Sanitary Auth
Sewer RB Series 2018	5.00%	06/01/43 (b)	150,000	156,328
Sewer RB Series 2018	4.00%	06/01/48 (b)	70,000	67,822
Delaware River Joint Toll Bridge Commission
Bridge System RB Series 2017	5.00%	07/01/42 (b)	100,000	103,361
Delaware River Port Auth
RB Series 2013	5.00%	01/01/40 (b)	50,000	50,054
Delaware Valley Regional Finance Auth
Local Government RB Series 2002	5.75%	07/01/32	90,000	103,592
RB Series 1998A	5.50%	08/01/28 (c)	135,000	144,997
RB Series 2020B	5.00%	11/01/24	150,000	150,675
Montgomery Cnty Higher Education & Health Auth
RB (Thomas Jefferson Univ) Series 2022B	4.00%	05/01/52 (b)	100,000	92,993
RB (Thomas Jefferson Univ) Series 2022B	5.00%	05/01/57 (b)	100,000	102,757
Northampton Cnty General Purpose Auth
College Refunding RB (Lafayette College) Series 2017	5.00%	11/01/34 (b)	250,000	262,029
Pennsylvania
GO Bonds 1st Refunding Series 2023	5.00%	09/01/32	150,000	171,181
GO Bonds 1st Series 2014	4.00%	06/15/33 (b)	15,000	15,003
GO Bonds 1st Series 2015	5.00%	03/15/25	75,000	75,829
GO Bonds 1st Series 2015	5.00%	03/15/32 (b)	220,000	222,616
GO Bonds 1st Series 2016	3.13%	02/01/36 (b)(c)	160,000	149,193
GO Bonds 1st Series 2018	3.75%	03/01/39 (b)(c)	100,000	99,266
GO Bonds 1st Series 2020	2.00%	05/01/39 (b)	115,000	82,385
GO Bonds 1st Series 2021	2.00%	05/15/39 (b)	25,000	17,825
GO Bonds 1st Series 2022	5.00%	10/01/25	200,000	204,206
GO Bonds 1st Series 2022	5.00%	10/01/38 (b)	150,000	168,632
GO Bonds 1st Series 2023	5.00%	09/01/30	150,000	166,409
GO Bonds 2nd Series 2015	4.00%	08/15/34 (b)	75,000	75,218
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds 2nd Series 2016	5.00%	09/15/25	100,000	102,026
GO Bonds 2nd Series 2016	4.00%	09/15/30 (b)	100,000	100,974
GO Bonds 2nd Series 2016	4.00%	09/15/32 (b)	125,000	126,053
GO Bonds 2nd Series 2016	3.00%	09/15/35 (b)	225,000	208,369
GO Bonds 2nd Series 2016	3.00%	09/15/36 (b)	175,000	157,275
GO Bonds Series 2018	4.00%	03/01/36 (b)	115,000	116,994
GO Bonds Series 2023	4.00%	09/01/42 (b)	100,000	98,443
GO Refunding Bonds 1st Series 2015	5.00%	08/15/25	115,000	117,164
GO Refunding Bonds 1st Series 2016	5.00%	09/15/25	110,000	112,228
GO Refunding Bonds 1st Series 2016	5.00%	09/15/26	200,000	207,639
GO Refunding Bonds 1st Series 2019	5.00%	07/15/27	200,000	210,829
GO Refunding Bonds 1st Series 2019	5.00%	07/15/28	75,000	80,552
GO Refunding Bonds 1st Series 2023	5.00%	09/01/26	80,000	82,997
GO Refunding Bonds 1st Series 2023	5.00%	09/01/29	50,000	54,842
GO Refunding Bonds 2nd Series 2016	5.00%	01/15/25	120,000	120,986
GO Refunding Bonds Series 2017	5.00%	01/01/26	120,000	123,056
GO Refunding Bonds Series 2017	5.00%	01/01/27	360,000	375,765
Pennsylvania Higher Educational Facilities Auth
RB (Thomas Jefferson Univ) Series 2015A	5.25%	09/01/50 (b)	250,000	250,925
RB (Univ of Pennsylvania) Series 2018A	4.00%	02/15/43 (b)	200,000	197,679
State System Higher Education Series AT1	3.00%	06/15/45 (b)	55,000	43,225
Pennsylvania Public School Building Auth
Lease Refunding RB Series 2016A	5.00%	06/01/33 (b)(c)	170,000	174,736
Pennsylvania State Turnpike Commission
RB Series 2014A	5.00%	12/01/44 (b)	150,000	150,551
RB Series 2021A	5.00%	12/01/46 (b)	125,000	134,616
RB Series 2022B	5.25%	12/01/52 (b)	100,000	108,799
Refunding RB Series 2019	5.00%	12/01/25	65,000	66,613
Sr RB Series 2021A	4.00%	12/01/51 (b)	30,000	28,390
Sub RB Series 2015A1	4.00%	12/01/41 (b)	110,000	108,238
Sub RB Series 2017B2	4.00%	06/01/38 (b)	125,000	125,790
Sub RB Series 2017B2	4.00%	06/01/39 (b)	100,000	100,232
Sub RB Series 2019A	5.00%	12/01/44 (b)	55,000	57,270
Sub RB Series 2021B	5.00%	12/01/46 (b)	200,000	210,683
Sub Refunding RB 2nd Series 2017	5.00%	12/01/36 (b)	40,000	41,788
Sub Refunding RB 3rd Series 2016A	5.00%	12/01/30 (b)	190,000	196,644
Sub Refunding RB 3rd Series 2016A	3.38%	12/01/41 (b)	370,000	331,260
Sub Turnpike Refunding RB 2nd Series 2017	5.00%	12/01/33 (b)	50,000	52,057
Sub Turnpike Refunding RB 3rd Series 2017	5.00%	12/01/40 (b)	250,000	258,225
Turnpike RB Series 2015B	5.00%	12/01/45 (b)	100,000	101,247
Turnpike RB Series 2018A2	5.00%	12/01/43 (b)	90,000	94,358
Turnpike RB Series 2019A	5.00%	12/01/44 (b)	200,000	209,554
Turnpike RB Series 2024C	5.00%	12/01/49 (b)	200,000	216,218
Turnpike Refunding RB Series 2019	5.00%	12/01/24	75,000	75,481
Turnpike Refunding RB Series 2022A	5.00%	12/01/32	125,000	142,522
Turnpike Sr RB Series 2015B	5.00%	12/01/40 (b)	90,000	91,141
Turnpike Sub RB Series 2019A	4.00%	12/01/49 (b)	100,000	94,475
Turnpike Sub RB Series 2019A	4.00%	12/01/49 (b)(c)	70,000	67,112
Turnpike Sub RB Series 2021A	4.00%	12/01/43 (b)	60,000	59,193
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Turnpike Sub RB Series 2021A	4.00%	12/01/46 (b)	70,000	67,321
Turnpike Sub Refunding RB 2nd Series 2017	5.00%	12/01/34 (b)	60,000	62,918
Pennsylvania State Univ
RB Series 2017A	5.00%	09/01/47 (b)	110,000	113,215
Philadelphia
Gas RB 16th Series A	5.00%	08/01/50 (b)(c)	280,000	295,195
GO Bonds Series 2015B	4.00%	08/01/35 (b)	100,000	100,146
Water & Wastewater RB Series 2015A	5.00%	07/01/45 (a)(b)	60,000	60,000
Water & Wastewater RB Series 2019B	5.00%	11/01/49 (b)	200,000	209,402
Water & Wastewater RB Series 2021C	5.00%	10/01/46 (b)	100,000	106,768
Water & Wastewater Refunding RB Series 2017B	5.00%	11/01/29 (b)	120,000	125,972
Water & Wastewater Refunding RB Series 2017B	5.00%	11/01/31 (b)	80,000	84,120
Philadelphia IDA
RB (Thomas Jefferson Univ) Series 2017A	5.00%	09/01/47 (b)	200,000	201,593
Philadelphia SD
GO Bonds Series 2018B	4.00%	09/01/43 (b)(c)	195,000	192,453
GO Refunding Bonds Series 2016F	5.00%	09/01/28 (b)(c)	110,000	113,076
Pittsburgh Water & Sewer Auth
Water & Sewer System Sub Refunding RB Series 2019B	5.00%	09/01/32 (c)	100,000	113,811
Pittsburgh Water & Sewer Auth Sub
Water & Sewer System Sub Refunding RB Series 2019B	4.00%	09/01/34 (b)(c)	75,000	76,036
Univ of Pittsburgh
GO Bonds Series 2021	4.00%	04/15/26 (b)	75,000	75,992
Westmoreland Cnty Municipal Auth
RB Series 2016	5.00%	08/15/38 (b)(c)	45,000	45,561
				10,911,164
RHODE ISLAND 0.2%
Rhode Island Comm Corp
Grant Anticipation Bonds Series 2016B	5.00%	06/15/27 (b)	85,000	87,564
Rhode Island Health & Educational Building Corp
Education Facility RB (Bryant Univ) Series 2024	5.00%	06/01/48 (b)	250,000	266,163
Education Facility RB (Providence College) Series 2023	5.00%	11/01/53 (b)	150,000	159,097
Facilities RB (Brown Univ) Series 2017A	5.00%	09/01/29 (b)	165,000	174,189
				687,013
SOUTH CAROLINA 0.6%
Charleston Educational Excellence Financing Corp
Refunding RB Series 2023	5.00%	12/01/26	75,000	78,110
Columbia
Water & Sewer System Refunding RB Series 2016B	4.00%	02/01/41 (b)	100,000	99,165
Greenville Cnty SD
Refunding RB (SD of Greenville Cnty) Series 2023	5.00%	12/01/26	75,000	78,199
Piedmont Municipal Power Agency
Electric Refunding RB Series 2021C	5.00%	01/01/34 (b)	80,000	81,837
Rock Hill
Utility System RB Series 2024A	5.00%	01/01/54 (b)	200,000	213,783
South Carolina Public Service Auth
RB Series 2013B	5.00%	12/01/38 (b)	100,000	100,006
RB Series 2021B	5.00%	12/01/43 (b)	45,000	47,672
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series A	5.50%	12/01/54 (b)	175,000	175,058
Refunding RB Series 2016A	5.00%	12/01/29 (b)	85,000	86,775
Refunding RB Series 2016A	5.00%	12/01/30 (b)	125,000	127,493
Refunding RB Series 2016B	5.00%	12/01/46 (b)	100,000	101,025
Refunding RB Series 2020A	5.00%	12/01/32 (b)	200,000	216,087
Refunding RB Series 2020A	5.00%	12/01/43 (b)	40,000	41,818
Refunding RB Series 2022A	5.00%	12/01/31	55,000	60,186
Refunding RB Series 2022A	4.00%	12/01/52 (b)	150,000	137,210
Refunding RB Series A	5.00%	12/01/50 (b)	95,000	95,142
Revenue & Refunding Bonds Series 2016B	5.00%	12/01/37 (b)	30,000	30,464
Revenue & Refunding Bonds Series 2020A	5.00%	12/01/31 (b)	75,000	81,043
South Carolina Transportation Infrastructure Bank
Refunding RB Series 2017A	5.00%	10/01/40 (b)	25,000	25,938
Refunding RB Series 2021B	5.00%	10/01/25	105,000	107,390
Refunding RB Series 2021B	5.00%	10/01/28	180,000	193,771
				2,178,172
TENNESSEE 0.3%
Metro Government of Nashville & Davidson Cnty
Electric System RB Series 2024A	5.25%	05/15/49 (b)	150,000	167,782
GO Bonds Series 2017	4.00%	07/01/34 (b)	200,000	201,496
GO Bonds Series 2018	4.00%	07/01/33 (b)	125,000	127,609
GO Bonds Series 2021C	5.00%	01/01/29	50,000	54,072
GO Bonds Series 2021C	3.00%	01/01/34 (b)	125,000	117,207
GO Improvement Bonds Series 2018	5.00%	07/01/30 (b)	95,000	101,402
Water & Sewer RB Series 2021A	4.00%	07/01/46 (b)	125,000	123,276
Tennessee School Bond Auth
Higher Educational Facilities 2nd Program Bonds Series 2022A	5.00%	11/01/52 (b)(c)	100,000	107,860
				1,000,704
TEXAS 9.7%
Alamo CCD
Maintenance Tax Notes Series 2022	5.00%	02/15/25	110,000	111,072
Aldine ISD
ULT GO Bonds Series 2024	4.00%	02/15/49 (b)(c)	200,000	194,566
Aubrey ISD
ULT GO Bonds Series 2022	4.00%	02/15/47 (b)(c)	200,000	194,334
Austin
Airport System RB Series 2017A	5.00%	11/15/46 (b)	150,000	152,385
Electric Utility System Refunding RB Series 2019B	5.00%	11/15/44 (b)	100,000	105,392
Electric Utility System Refunding RB Series 2020A	5.00%	11/15/50 (b)	200,000	210,996
Refunding Bonds Series 2015	2.95%	09/01/27 (b)	100,000	97,986
Water & Wastewater System Refunding RB Series 2016	5.00%	11/15/45 (b)	25,000	25,536
Water & Wastewater System Refunding RB Series 2022	5.00%	11/15/28	185,000	199,441
Austin ISD
ULT GO Bonds Series 2023	5.00%	08/01/25	75,000	76,410
ULT GO Bonds Series 2023	5.00%	08/01/48 (b)	50,000	52,585
ULT GO Bonds Series 2024	4.00%	08/01/44 (b)(c)	100,000	100,120
Azle ISD
ULT GO Refunding Bonds Series 2024	4.00%	02/15/49 (b)(c)	225,000	217,541
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Barbers Hill ISD
ULT GO Bonds Series 2022	4.00%	02/15/41 (b)(c)	100,000	102,326
Bastrop ISD
ULT GO Bonds Series 2023	5.00%	02/15/48 (b)(c)	25,000	27,044
Bexar Cnty
LT Refunding Bonds Series 2017	4.00%	06/15/41 (b)	220,000	217,914
Tax Refunding Bonds Series 2017	5.00%	06/15/43 (a)(b)	250,000	258,145
Bexar Cnty Hospital District
Certificates of Obligation Series 2022	4.25%	02/15/52 (b)	110,000	107,929
Carrollton ISD
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	150,000	141,892
Central Texas Regional Mobility Auth
Sr Lien RB Series 2020E	4.00%	01/01/50 (b)	155,000	148,858
Sr Lien RB Series 2021B	4.00%	01/01/51 (b)	180,000	172,243
Sr Lien Refunding RB Series 2016	3.38%	01/01/41 (b)	115,000	101,777
Sub Lien BAN Series 2021C	5.00%	01/01/27 (b)	100,000	102,182
Cleburne ISD
ULT GO Bonds Series 2016	5.00%	02/15/41 (b)(c)	90,000	91,196
Crowley ISD
ULT GO Bonds Series 2023	5.25%	02/01/53 (b)(c)	250,000	275,939
Cypress-Fairbanks ISD
ULT GO Bonds Series 2019A	4.00%	02/15/44 (b)(c)	140,000	140,306
ULT GO Refunding Bonds Series 2016	5.00%	02/15/26 (c)	60,000	61,618
ULT GO Refunding Bonds Series 2016	5.00%	02/15/28 (b)(c)	100,000	103,041
ULT GO Refunding Bonds Series 2023A	5.00%	02/15/27 (c)	80,000	83,812
Dallas
GO Refunding Bonds Series 2017	3.00%	02/15/33 (b)(c)	125,000	115,287
GO Refunding Bonds Series 2017	3.13%	02/15/35 (b)(c)	100,000	91,525
GO Refunding Bonds Series 2023A	5.00%	02/15/29	80,000	86,241
GO Revenue & Refunding Bonds Series 2017	3.25%	02/15/37 (b)(c)	80,000	72,722
Waterworks & Sewer System Refunding RB Series 2023A	4.00%	10/01/52 (b)	175,000	167,705
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007	5.25%	12/01/30 (c)	315,000	354,168
Sr Lien Sales Tax Refunding RB Series 2016A	5.00%	12/01/46 (a)(b)	130,000	133,262
Sr Lien Sales Tax Refunding RB Series 2021B	4.00%	12/01/51 (b)	200,000	191,436
Dallas ISD
ULT GO Bonds Series 2016A	3.00%	02/15/36 (b)(c)	200,000	183,408
Dallas-Fort Worth International Airport
Jt Refunding RB Series 2020A	5.00%	11/01/24	200,000	200,954
Jt Refunding RB Series 2020A	4.00%	11/01/34 (b)	50,000	51,328
Jt Refunding RB Series 2020A	4.00%	11/01/35 (b)	75,000	76,898
Jt Refunding RB Series 2020B	5.00%	11/01/33 (b)	65,000	71,165
Jt Refunding RB Series 2021B	5.00%	11/01/25	115,000	117,617
Jt Refunding RB Series 2022B	5.00%	11/01/33 (b)	30,000	33,884
Refunding RB Series 2020A	5.00%	11/01/27	230,000	243,303
Refunding RB Series 2021A	4.00%	11/01/46 (b)	55,000	53,995
Refunding RB Series 2022B	4.00%	11/01/41 (b)	50,000	50,105
Denton ISD
ULT GO Bonds Series 2018	5.00%	08/15/48 (b)(c)	50,000	51,479
ULT GO Bonds Series 2020	2.00%	08/15/48 (b)(c)	150,000	87,235
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
ULT GO Bonds Series 2023	5.00%	08/15/40 (b)(c)	100,000	112,116
ULT GO Bonds Series 2023	5.00%	08/15/48 (b)(c)	100,000	108,943
ULT GO Bonds Series 2023	5.00%	08/15/53 (b)(c)	100,000	108,075
Eagle Mountain-Saginaw ISD
ULT GO Bonds Series 2021	3.00%	08/15/46 (b)(c)	25,000	19,519
El Paso
GO Bonds Series 2016	4.00%	08/15/42 (b)	235,000	226,790
Water & Sewer Refunding RB Series 2022	5.00%	03/01/52 (b)	250,000	263,969
Water & Sewer Refunding RB Series 2022A	4.00%	03/01/44 (b)	200,000	195,943
El Paso Cnty CCD
RB Series 2016	5.00%	04/01/42 (b)(c)	75,000	76,499
Forney ISD
ULT GO Bonds Series 2023	5.00%	08/15/48 (b)(c)	200,000	215,432
Fort Bend Cnty
ULT Road Bonds Series 2023	5.25%	03/01/53 (b)	35,000	38,038
Fort Bend Cnty Public Facility Corp
Lease RB Series 2023	5.00%	03/01/53 (b)	100,000	105,331
Fort Worth ISD
ULT GO Bonds Series 2023	4.00%	02/15/48 (b)(c)	150,000	143,680
Friendswood ISD
ULT GO Bonds Series 2021	2.00%	02/15/51 (b)(c)	50,000	28,089
Frisco ISD
ULT GO Refunding Bonds Series 2019	5.00%	08/15/36 (b)(c)	170,000	182,779
Garland ISD
ULT GO Bonds Series 2023A	5.00%	02/15/35 (b)(c)	95,000	108,709
ULT GO Bonds Series 2023A	5.00%	02/15/48 (b)(c)	250,000	271,130
Georgetown ISD
ULT GO Bonds Series 2023	4.13%	08/15/47 (b)(c)	150,000	147,981
Grand Parkway Transportation Corp
1st Tier Toll Refunding RB Series 2020C	4.00%	10/01/45 (b)	250,000	237,485
1st Tier Toll Refunding RB Series 2020C	3.00%	10/01/50 (b)	100,000	78,225
Sub Tier Toll RB Series 2018A	5.00%	10/01/35 (b)	115,000	122,166
Sub Tier Toll RB Series 2018A	5.00%	10/01/43 (b)	75,000	77,878
Greater Texoma Utility Auth
RB Series 2023	5.00%	10/01/48 (b)(c)	150,000	158,861
Harris Cnty
1st Lien Toll Toad Refunding RB Series 2021	4.00%	08/15/50 (b)	95,000	90,879
Refunding Bonds Series 2022A	5.00%	10/01/26	115,000	119,563
Refunding GO Bonds Series 2023A	5.00%	09/15/48 (b)	250,000	269,906
Toll Road 1st Lien Refunding RB Series 2022A	5.00%	08/15/33 (b)	50,000	56,600
Toll Road 1st Lien Refunding RB Series 2024A	5.00%	08/15/36 (b)	65,000	75,084
Toll Road Sr Lien Refunding RB Series 2016A	5.00%	08/15/33 (b)	100,000	102,694
Toll Road Sr Lien Refunding RB Series 2018A	4.00%	08/15/48 (b)	100,000	96,228
Harris Cnty Flood Control District
Refunding Bonds Series 2022A	4.25%	10/01/47 (b)	300,000	301,051
Refunding Bonds Series 2023A	4.00%	09/15/48 (b)	150,000	145,349
Harris Cnty Sports Auth
Sr Lien Refunding RB 2014A	5.00%	11/15/30 (b)	150,000	150,432
Hidalgo Cnty
GO Bonds Series 2018A	4.00%	08/15/43 (b)	200,000	195,089
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Houston
1st Lien Refunding RB Series 2024A	5.25%	11/15/49 (b)	200,000	223,011
Airport System Sub Lien Refunding RB Series 2018D	5.00%	07/01/37 (b)	130,000	136,558
Airport System Sub Lien Refunding RB Series 2018D	5.00%	07/01/38 (b)	80,000	83,786
Public Improvement Refunding Bonds Series 2019A	5.00%	03/01/28	160,000	169,917
Refunding Bonds Series 2017A	5.00%	03/01/29 (b)	100,000	103,888
Utility System 1st Lien Refunding RB Series 2014C	5.00%	05/15/25 (b)	80,000	80,086
Utility System 1st Lien Refunding RB Series 2017B	5.00%	11/15/42 (b)	125,000	129,338
Utility System 1st Lien Refunding RB Series 2019B	5.00%	11/15/49 (b)	100,000	104,947
Utility System 1st Lien Refunding RB Series 2021A	4.00%	11/15/46 (b)	50,000	48,209
Utility System RB Series 2024A	5.00%	11/15/36 (b)	335,000	386,143
Houston Higher Education Finance Corp
RB Series 2024	5.00%	05/15/34	100,000	116,379
Houston ISD
LT GO Refunding Bonds Series 2017	5.00%	02/15/26 (c)	180,000	185,113
LT Refunding Bonds Series 2016A	5.00%	02/15/29 (b)(c)	200,000	205,155
Hurst Euless Bedford ISD
ULT GO Bonds Series 2024	4.00%	08/15/50 (b)(c)	100,000	96,866
Katy ISD
ULT GO Bonds Series 2018	4.00%	02/15/48 (b)(c)	250,000	240,414
Keller ISD
ULT GO Bonds Series 2020	4.00%	02/15/47 (b)(c)	115,000	112,670
Klein ISD
ULT GO Bonds Series 2022	4.00%	08/01/47 (b)(c)	100,000	97,132
Lake Travis ISD
ULT GO Bonds Series 2023	4.00%	02/15/48 (b)	150,000	145,256
Lamar Consolidated ISD
ULT GO Bonds Series 2022	4.00%	02/15/62 (b)(c)	200,000	189,346
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)	100,000	95,804
ULT GO Bonds Series 2023	5.50%	02/15/58 (b)(c)	250,000	277,566
ULT GO Bonds Series 2023A	5.00%	02/15/53 (b)(c)	140,000	150,319
Leander ISD
ULT GO Refunding Bonds Series 2015A	5.00%	08/15/40 (b)(c)	25,000	25,272
ULT GO Refunding Bonds Series 2016A	0.00%	08/16/42 (b)(c)(d)	350,000	154,763
Lewisville ISD
ULT GO Bonds Series 2024	5.00%	08/15/29 (c)	75,000	81,717
Lower Colorado River Auth
Refunding RB (LCRA Transmission Services) Series 2020A	5.00%	05/15/50 (b)	100,000	105,530
Refunding RB (LCRA Transmission Services) Series 2021A	5.00%	05/15/51 (b)	240,000	254,415
Refunding RB (LCRA Transmission Services) Series 2023	5.00%	05/15/47 (b)	55,000	58,491
Refunding RB (LCRA Transmission Services) Series 2023A	5.00%	05/15/30 (c)	85,000	93,629
Refunding RB Series 2023A	5.00%	05/15/33	50,000	56,916
Lubbock
Electric Light & Power System RB Series 2021	4.00%	04/15/46 (b)	60,000	57,881
Midland ISD
ULT GO Bonds Series 2024	5.00%	02/15/26 (c)	70,000	71,999
ULT GO Bonds Series 2024	4.00%	02/15/43 (b)(c)	100,000	100,838
ULT GO Bonds Series 2024	5.00%	02/15/50 (b)(c)	150,000	155,383
ULT GO Bonds Series 2024	4.00%	02/15/54 (b)(c)	200,000	190,762
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Montgomery ISD
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	175,000	166,368
New Caney ISD
ULT GO Refunding Bonds Series 2023	5.00%	02/15/53 (b)(c)	125,000	134,399
North East ISD
ULT GO Refunding Bonds Series 2007	5.25%	02/01/29 (c)	200,000	218,377
North Texas Tollway Auth
1st Tier Refunding RB Series 2008D	0.00%	01/01/29 (c)(d)	140,000	119,977
1st Tier Refunding RB Series 2008D	0.00%	01/01/32 (c)(d)	75,000	57,889
1st Tier Refunding RB Series 2008D	0.00%	01/01/35 (c)(d)	100,000	68,899
1st Tier Refunding RB Series 2016A	4.00%	01/01/39 (b)	175,000	174,185
1st Tier Refunding RB Series 2017A	5.00%	01/01/43 (b)	145,000	150,367
1st Tier Refunding RB Series 2017A	5.00%	01/01/48 (b)	90,000	92,867
1st Tier Refunding RB Series 2020A	3.00%	01/01/37 (b)	150,000	135,255
1st Tier System Refunding RB Series 2008D	0.00%	01/01/31 (c)(d)	170,000	136,049
1st Tier System Refunding RB Series 2017A	5.00%	01/01/29 (b)	110,000	111,931
1st Tier System Refunding RB Series 2017A	5.00%	01/01/31 (b)	100,000	101,687
1st Tier System Refunding RB Series 2019A	4.00%	01/01/37 (b)	100,000	101,229
1st Tier System Refunding RB Series 2020A	4.00%	01/01/37 (b)	60,000	60,737
1st Tier System Refunding Rb Series 2022A	4.13%	01/01/40 (b)	90,000	90,890
1st Tier System Refunding RB Series 2023A	5.00%	01/01/27	225,000	234,577
1st Tier Tollway System Refunding RB Series 2008D	0.00%	01/01/38 (c)(d)	250,000	149,508
2nd Tier System Refunding RB Series 2015A	5.00%	01/01/32 (b)	50,000	50,244
2nd Tier System Refunding RB Series 2017B	5.00%	01/01/43 (b)	205,000	210,081
2nd Tier System Refunding RB Series 2018	5.00%	01/01/48 (b)	100,000	102,988
2nd Tier System Refunding RB Series 2019B	5.00%	01/01/27	190,000	197,115
2nd Tier Toll Refunding RB Series 2018	4.25%	01/01/49 (b)	50,000	49,113
Refunding RB Series 2008I	6.50%	01/01/43 (a)(b)	295,000	299,441
Refunding RB Series 2015A	4.00%	01/01/38 (b)	205,000	202,271
Northwest ISD
ULT GO Bonds Series 2022A	5.00%	02/15/48 (b)(c)	200,000	215,127
ULT GO Bonds Series 2023	4.00%	02/15/48 (b)(c)	100,000	96,944
ULT GO Bonds Series 2024	5.00%	02/15/49 (b)(c)	40,000	43,230
Pasadena ISD
ULT GO Bonds Series 2023	4.25%	02/15/53 (b)(c)	200,000	199,300
Pflugerville ISD
ULT GO Bonds Series 2023A	5.00%	02/15/48 (b)	150,000	156,467
Plano ISD
ULT GO Bonds Series 2023	5.00%	02/15/36 (b)	90,000	101,600
ULT GO Bonds Series 2023	5.00%	02/15/37 (b)	75,000	84,378
ULT GO Bonds Series 2023	5.00%	02/15/42 (b)	270,000	295,137
Port of Houston Auth
1st Lien RB Series 2021	5.00%	10/01/51 (b)	385,000	410,742
Prosper ISD
ULT GO Bonds Series 2022	4.00%	02/15/52 (b)(c)	150,000	143,750
ULT GO Bonds Series 2023	4.00%	02/15/53 (b)(c)	150,000	143,076
Rockwall ISD
ULT GO Bonds Series 2022A	5.00%	02/15/47 (b)(c)	70,000	74,838
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Round Rock ISD
ULT GO Refunding Bonds Series 2019A	5.00%	08/01/30 (b)(c)	45,000	48,967
ULT GO Refunding Bonds Series 2019A	4.00%	08/01/32 (b)(c)	250,000	258,376
San Antonio
Electric & Gas System Refunding RB Series 2018A	5.00%	02/01/26	125,000	128,325
Electric & Gas System Refunding RB Series 2024C	5.00%	02/01/54 (b)	250,000	268,931
Electric & Gas Systems Jr Lien Refunding RB Series 2021A	5.00%	02/01/46 (b)	100,000	106,011
Electric & Gas Systems Refunding RB Series 2012	5.25%	02/01/25 (b)	295,000	298,114
Electric & Gas Systems Refunding RB Series 2016	5.00%	02/01/26	70,000	71,862
Electric & Gas Systems Refunding RB Series 2016	5.00%	02/01/29 (b)	150,000	154,583
Electric & Gas Systems Refunding RB Series 2020	5.00%	02/01/49 (b)	200,000	209,664
General Improvement Bonds Series 2023	5.00%	02/01/25	35,000	35,344
Jr Lien Refunding RB Series 2019	5.00%	02/01/35 (b)	30,000	32,820
Water System Jr Lien Refunding RB Series 2016C	5.00%	05/15/34 (b)	85,000	87,688
San Antonio ISD
ULT GO Bonds Series 2022	5.00%	08/15/47 (b)(c)	100,000	108,486
ULT GO Bonds Series 2022	5.00%	08/15/52 (b)(c)	190,000	204,524
San Antonio Public Facilities Corp
Lease Refunding RB Series 2012	4.00%	09/15/42 (b)	150,000	143,194
Lease Revenue & Refunding Bonds Series 2022	5.00%	09/15/33 (b)	25,000	27,986
Seguin
LT GO Bonds Series 2024	5.25%	09/01/58 (b)	200,000	218,595
Tarrant Cnty Hospital District
Limited Tax GO Bonds Series 2023	4.25%	08/15/48 (b)	200,000	199,057
Tarrant Regional Water District
Water Revenue & Refunding Bonds Series 2024	4.00%	03/01/54 (b)	50,000	47,688
Texas
GO Mobility Refunding Bonds Series 2014A	5.00%	10/01/26 (b)	425,000	426,358
GO Refunding Bonds Series 2014A	5.00%	10/01/44 (a)(b)	420,000	421,471
GO Refunding Bonds Series 2017A	5.00%	10/01/30 (b)	50,000	52,236
GO Refunding Bonds Series 2017A	5.00%	10/01/33 (b)	100,000	104,420
GO Refunding Bonds Series 2017A	5.00%	10/01/34 (b)	150,000	156,627
GO Refunding Bonds Series 2017B	5.00%	10/01/30 (b)	75,000	78,354
GO Refunding Bonds Series 2017B	5.00%	10/01/33 (b)	150,000	156,630
Mobility Fund Refunding GO Bonds Series 2017B	5.00%	10/01/34 (b)	50,000	52,209
Texas A&M Univ
RB Series 2017E	5.00%	05/15/27	70,000	73,447
RB Series 2024A	5.00%	05/15/42 (b)	150,000	167,797
Texas State Univ System
Refunding RB Series 2017A	5.00%	03/15/31 (b)	120,000	125,322
Texas Transportation Commission
1st Tier Refunding RB Series 2015B	0.00%	08/15/36 (b)(d)	150,000	87,214
1st Tier Refunding RB Series 2024	5.00%	04/01/25	25,000	25,309
2nd Tier Refunding RB Series 2015C	5.00%	08/15/42 (b)	200,000	200,080
GO Refunding Bonds Series 2024	5.00%	04/01/34 (b)	250,000	288,919
State Highway Fund 1st Tier RB Series 2016A	5.00%	10/01/26	35,000	36,412
State Highway Fund 1st Tier Refunding RB Series 2015	5.00%	10/01/24	160,000	160,589
State Highway Fund 1st Tier Refunding RB Series 2015	5.00%	10/01/26	30,000	31,210
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Texas Transportation Corp
Sr Lien Refunding Bonds Series 2019A	4.00%	12/31/38 (b)	260,000	260,153
Sr Lien Refunding RB (NTE Mobility Partners) Series 2019A	5.00%	12/31/35 (b)	125,000	133,105
Texas Turnpike Auth
1st Tier RB Series 2002A	0.00%	08/15/26 (c)(d)	100,000	92,152
1st Tier RB Series 2002A	0.00%	08/15/27 (c)(d)	100,000	88,626
1st Tier RB Series 2002A	0.00%	08/15/30 (c)(d)	100,000	78,795
Turnpike System 1st Tier RB Series 2002A	0.00%	08/15/29 (c)(d)	225,000	184,566
Texas Water Dev Brd
State Water Implementation Fund RB Series 2015A	5.00%	10/15/29 (b)	40,000	40,665
State Water Implementation Fund RB Series 2015A	5.00%	10/15/30 (b)	25,000	25,406
State Water Implementation Fund RB Series 2016	4.00%	10/15/41 (b)	25,000	24,351
State Water Implementation Fund RB Series 2017A	4.00%	10/15/35 (b)	200,000	201,896
State Water Implementation Fund RB Series 2017A	5.00%	10/15/47 (b)	150,000	155,919
State Water Implementation Fund RB Series 2018A	5.00%	10/15/43 (b)	100,000	104,415
State Water Implementation Fund RB Series 2018B	5.00%	04/15/30 (b)	70,000	74,669
State Water Implementation Fund RB Series 2018B	4.00%	10/15/33 (b)	115,000	116,941
State Water Implementation Fund RB Series 2018B	4.00%	10/15/36 (b)	35,000	35,360
State Water Implementation Fund RB Series 2019A	3.00%	10/15/34 (b)	125,000	118,727
State Water Implementation Fund RB Series 2019A	4.00%	10/15/37 (b)	225,000	226,693
State Water Implementation Fund RB Series 2019A	4.00%	10/15/49 (b)	150,000	143,752
State Water Implementation Fund RB Series 2020	4.00%	10/15/45 (b)	35,000	34,404
State Water Implementation Fund RB Series 2022	4.75%	10/15/42 (b)	125,000	132,807
State Water Implementation Fund RB Series 2022	5.00%	10/15/47 (b)	200,000	217,175
State Water Implementation Fund RB Series 2022	4.80%	10/15/52 (b)	265,000	275,728
State Water Implementation Fund RB Series 2022	5.00%	10/15/57 (b)	150,000	160,308
State Water Implementation Fund RB Series 2023A	4.60%	10/15/39 (b)	225,000	242,937
State Water Implementation Fund RB Series 2023A	4.88%	10/15/48 (b)	30,000	31,711
State Water Implementation Fund RB Series 2023A	5.00%	10/15/58 (b)	150,000	161,218
State Water RB Series 2022	4.45%	10/15/36 (b)	50,000	54,160
Trinity River Auth
Refunding RB Series 2020	3.00%	08/01/31 (b)	440,000	424,936
Univ of Texas
Financing System RB Series 2017B	3.38%	08/15/44 (b)	80,000	71,339
Financing System RB Series 2019B	5.00%	08/15/49	300,000	353,701
Financing System RB Series 2020A	5.00%	08/15/30	150,000	166,299
Financing System RB Series 2020C	5.00%	08/15/31	145,000	163,149
Financing System RB Series 2021A	4.00%	08/15/35 (b)	50,000	51,747
RB Series 2016B	5.00%	08/15/26	55,000	57,016
RB Series 2023A	5.00%	08/15/33 (b)	60,000	68,323
RB Series 2023A	5.00%	08/15/34 (b)	200,000	227,646
RB Series 2024A	5.00%	07/01/35 (b)	100,000	116,554
Refunding RB Series 2019A	5.00%	08/15/34 (b)	85,000	92,108
Revenue Financing Bonds Series 2024A	4.13%	08/15/54 (b)	90,000	87,555
Revenue Financing System Bonds Series 2016E	5.00%	08/15/26	50,000	51,832
Revenue Financing System Bonds Series 2024A	5.00%	08/15/26	200,000	207,330
Revenue Financing System Bonds Series 2024A	5.00%	08/15/35 (b)	80,000	93,414
Univ Fund Bonds Series 2023A	5.00%	07/01/32	50,000	56,937
Univ Fund Bonds Series 2023A	5.00%	07/01/40 (b)	150,000	168,961
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Univ Fund Bonds Series 2023A	4.00%	07/01/41 (b)	210,000	211,579
Univ RB Series 2024B	5.00%	07/01/37 (b)	300,000	347,194
Univ of Texas Permanent Univ Fund
Univ Fund RB Series 2022A	5.00%	07/01/32	75,000	85,463
Univ Fund Refunding Bonds Series 2006B	5.25%	07/01/28	100,000	107,988
Waxahachie ISD
ULT GO Bonds Series 2023	5.00%	02/15/48 (b)(c)	150,000	162,573
West Harris Cnty Regional Water Auth
Water System Refunding RB Series 2021	3.50%	12/15/46 (b)(c)	50,000	42,348
White Settlement ISD
ULT GO Bonds Series 2022	4.00%	08/15/52 (b)(c)	200,000	191,753
Wylie ISD
ULT GO Bonds Series 2024	5.25%	08/15/49 (b)(c)	225,000	248,332
Ysleta ISD
ULT GO Bonds Series 2020	4.00%	08/15/50 (b)(c)	100,000	96,578
				33,769,461
UTAH 0.5%
Intermountain Power Agency
Power Supply RB Series 2022A	5.00%	07/01/31	150,000	168,493
Power Supply RB Series 2022A	5.00%	07/01/41 (b)	100,000	108,982
Power Supply RB Series 2022A	5.00%	07/01/45 (b)	120,000	129,268
Power Supply RB Series 2023A	5.00%	07/01/28	215,000	229,999
Power Supply RB Series 2023A	5.00%	07/01/36 (b)	70,000	79,052
Salt Lake City
Airport RB Series 2021B	5.00%	07/01/46 (b)	75,000	80,269
Utah
GO Bonds Series 2020	5.00%	07/01/29 (b)	100,000	108,764
GO Bonds Series 2020	5.00%	07/01/30 (b)	50,000	54,329
GO Bonds Series 2020	5.00%	07/01/31 (b)	100,000	108,659
GO Refunding Bonds Series 2015	5.00%	07/01/24	50,000	50,000
Utah Board of Regents
General RB (Univ of Utah) Series 2022A	4.00%	08/01/51 (b)	150,000	144,607
Utah Transit Auth
Sales Tax Refunding RB Series 2015A	5.00%	06/15/30 (a)(b)	130,000	132,085
Sales Tax Refunding RB Series 2015A	5.00%	06/15/31 (a)(b)	100,000	101,604
Sales Tax Refunding RB Series 2015A	5.00%	06/15/38 (a)(b)	250,000	254,009
Sub Sales Tax Refunding RB Series 2018	4.00%	12/15/41 (b)	115,000	115,291
				1,865,411
VIRGINIA 1.1%
Chesapeake Bay Bridge & Tunnel District
1st Tier RB Series 2016	5.00%	07/01/46 (b)	150,000	151,146
Hampton Roads Transportation Commission
Sr Lien RB Series 2020A	4.00%	07/01/50 (b)	100,000	97,998
Sr Lien RB Series 2022A	4.00%	07/01/52 (b)	200,000	194,403
Sr Lien RB Series 2022A	4.00%	07/01/57 (b)	110,000	105,973
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Univ of Virginia
General RB Series 2019B	5.00%	09/01/49 (b)	250,000	264,525
General Refunding RB Series 2015A2	5.00%	04/01/45 (b)	75,000	75,508
General Refunding RB Series 2017A	5.00%	04/01/42 (b)	125,000	129,635
Virginia College Building Auth
Educational Facilities RB (21st Century College & Equipment Program) 2023A	5.00%	02/01/30	150,000	165,047
Educational Facilities RB Series 2015A	5.00%	02/01/31 (a)(b)	170,000	171,670
Educational Facilities RB Series 2019A	3.00%	02/01/39 (b)	50,000	44,112
Educational Facilities RB Series 2021A	3.00%	02/01/36 (b)	95,000	87,824
Educational Facilities RB Series 2023A	5.00%	02/01/25	65,000	65,653
Educational Facilities RB Series 2023A	5.00%	02/01/35 (b)	70,000	80,098
Educational Facilities Refunding RB (21st Century College & Equipment) 2023B	5.00%	02/01/30	120,000	132,037
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/25	125,000	126,257
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/26	115,000	118,311
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/28	85,000	90,355
Educational Facilities Refunding RB Series 2017E	5.00%	02/01/29 (b)	315,000	334,462
Educational Facilities Refunding RB Series 2023B	5.00%	02/01/31	120,000	134,115
Virginia Public Building Auth
Public Facilities RB 2022A	5.00%	08/01/37 (b)	100,000	113,564
Public Facilities RB Series 2021A2	4.00%	08/01/35 (b)	100,000	103,417
Public Facilities RB Series 2021A2	4.00%	08/01/39 (b)	100,000	101,785
Public Facilities Refunding RB Series 2016B	5.00%	08/01/24	50,000	50,060
Public Facilities Refunding RB Series 2016B	5.00%	08/01/26	100,000	103,716
Virginia Public School Auth
Refunding Bonds Series 2015A	5.00%	08/01/24	75,000	75,075
Refunding RB Series 2015A	5.00%	08/01/25	100,000	101,955
Virginia Transportation Board
Transportation Grant Anticipation Refunding RB Series 2017	5.00%	09/15/27	130,000	137,795
Transportation Refunding RB Series 2017A	5.00%	05/15/28 (b)	350,000	369,374
Transportation Refunding RB Series 2017A	5.00%	05/15/31 (b)	100,000	105,210
Transportation Refunding RB Series 2022	4.00%	05/15/35 (b)	60,000	62,926
				3,894,006
WASHINGTON 3.1%
Central Puget Sound Regional Transit Auth
Sales & Motor Vehicle Excise Tax Refunding RB Series 2021S1	4.00%	11/01/46 (b)	100,000	98,378
Sales & Motor Vehicle Tax RB Series 2021S1	5.00%	11/01/26	100,000	104,174
Sales & Motor Vehicle Tax Refunding Bonds Series 2021S1	5.00%	11/01/27	130,000	137,942
Sales & Motor Vehicle Tax Refunding Bonds Series 2021S1	5.00%	11/01/32 (b)	100,000	113,040
Sales & Motor Vehicle Tax Refunding Bonds Series 2021S1	5.00%	11/01/36 (b)	250,000	279,834
Sales & Motor Vehicle Tax Refunding Bonds Series 2021S1	4.00%	11/01/40 (b)	60,000	61,528
Sales & Motor Vehicle Tax Refunding Series 2021S1	5.00%	11/01/34 (b)	85,000	95,848
Sales Tax Refunding Bonds Series 2015S1	5.00%	11/01/45 (a)(b)	250,000	255,787
Sales Tax Refunding RB Series 2015S1	5.00%	11/01/29 (a)(b)	155,000	158,588
Energy Northwest
Electric Refunding RB (Bonneville Power Admin) Series 2015A	5.00%	07/01/25	115,000	116,756
Electric Refunding RB Series 2015C	5.00%	07/01/25	50,000	50,763
Electric Refunding RB Series 2016A	5.00%	07/01/25	90,000	91,374
Electric Refunding RB Series 2017A	5.00%	07/01/28 (b)	125,000	131,717
Electric Refunding RB Series 2018A	5.00%	07/01/24 (a)	80,000	80,000
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Electric Refunding RB Series 2018C	5.00%	07/01/24 (a)	50,000	50,000
Electric Refunding RB Series 2018C	5.00%	07/01/34 (b)	160,000	170,646
Electric Refunding RB Series 2019A	5.00%	07/01/37 (b)	85,000	91,799
Electric Refunding RB Series 2021A	4.00%	07/01/42 (b)	480,000	477,936
Electric Refunding RB Series 2023A	5.00%	07/01/34 (b)	200,000	231,617
Electric Refunding RB Series 2023A	5.00%	07/01/36 (b)	80,000	91,938
Electric Refunding RB Series 2023A	5.00%	07/01/39 (b)	290,000	327,403
Electric Refunding RB Series 2024A	5.00%	07/01/35 (b)	225,000	262,246
Issaquah SD #411
ULT GO Bonds Series 2016	3.00%	12/01/30 (b)(c)	160,000	154,628
ULT GO Bonds Series 2016	4.00%	12/01/31 (b)(c)	50,000	50,303
King Cnty
LT GO Refunding Bonds Series 2017	4.00%	07/01/30 (b)	30,000	30,593
LT GO Refunding Bonds Series 2021A	4.00%	01/01/27	130,000	132,780
Refunding RB Series 2016B	4.00%	07/01/34 (b)	200,000	200,747
Sewer Refunding RB Series 2016B	4.00%	07/01/31 (b)	80,000	80,747
King Cnty Public Hospital District #2
LT GO Bonds Series 2020A	4.00%	12/01/45 (b)	100,000	94,316
Lake Washington SD #414
ULT GO Refunding Bonds Series 2020	4.00%	12/01/29 (c)	95,000	99,341
Northshore SD #417
ULT GO Bonds Series 2018	5.00%	12/01/35 (b)(c)	100,000	106,752
ULT GO Refunding Bonds Series 2022	5.00%	12/01/39 (b)(c)	110,000	123,014
Seattle
Light & Power RB Series 2015A	4.00%	05/01/45 (b)	150,000	144,041
Refunding RB Series 2014	4.00%	05/01/44 (b)	125,000	121,982
Snohomish Cnty Public Utility District #1
Electric System RB Series 2015	5.00%	12/01/40 (b)	100,000	101,388
Spokane SD #81
ULT GO Bonds Series 2019	5.00%	12/01/36 (b)(c)	200,000	215,486
Tacoma SD #10
ULT GO Bonds Series 2020B	4.00%	12/01/41 (b)(c)	245,000	245,808
Washington
GO Bonds Series 2018A	5.00%	08/01/42 (b)	25,000	25,851
GO Bonds Series 2020C	5.00%	02/01/35 (b)	165,000	181,217
GO Bonds Series 2020C	5.00%	02/01/36 (b)	125,000	137,085
GO Bonds Series 2020C	5.00%	02/01/40 (b)	160,000	172,884
GO Bonds Series 2020C	5.00%	02/01/41 (b)	150,000	161,589
GO Bonds Series 2020C	5.00%	02/01/42 (b)	200,000	214,237
GO Bonds Series 2021A	5.00%	08/01/41 (b)	100,000	108,355
GO Bonds Series 2021A	5.00%	08/01/44 (b)	95,000	101,764
GO Bonds Series 2022A	5.00%	08/01/40 (b)	155,000	170,335
GO Bonds Series 2022A	5.00%	08/01/44 (b)	150,000	162,212
GO Bonds Series 2023A	5.00%	08/01/31	100,000	112,457
GO Bonds Series 2023A	5.00%	08/01/41 (b)	135,000	149,502
GO Bonds Series 2023A	5.00%	08/01/47 (b)	250,000	270,434
GO Bonds Series 2023B	5.00%	02/01/46 (b)	65,000	70,817
GO Bonds Series 2023B	5.00%	02/01/47 (b)	85,000	92,299
GO Bonds Series 2024A	5.00%	08/01/35 (b)	25,000	28,780
GO Bonds Series 2024A	5.00%	08/01/44 (b)	250,000	275,278
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2024C	5.00%	02/01/49 (b)	35,000	38,116
GO Refunding Bonds Series R2015C	5.00%	07/01/28 (b)	50,000	50,377
GO Refunding Bonds Series R2015C	5.00%	07/01/30 (b)	80,000	80,584
GO Refunding Bonds Series R-2016B	5.00%	07/01/33 (b)	150,000	153,255
GO Refunding Bonds Series R2017A	5.00%	08/01/31 (b)	175,000	180,438
GO Refunding Bonds Series R2018C	5.00%	08/01/30 (b)	65,000	68,373
GO Refunding Bonds Series R2018C	5.00%	08/01/34 (b)	155,000	162,209
GO Refunding Bonds Series R-2018C	5.00%	08/01/29 (b)	250,000	263,426
GO Refunding Bonds Series R-2020C	5.00%	07/01/25	250,000	254,236
GO Refunding Bonds Series R2022C	5.00%	07/01/24	195,000	195,000
GO Refunding Bonds Series R2022C	5.00%	07/01/25	30,000	30,508
GO Refunding Bonds Series R2022C	4.00%	07/01/27	170,000	174,254
GO Refunding Bonds Series R2022C	4.00%	07/01/28	60,000	61,946
GO Refunding Bonds Series R2023A	5.00%	08/01/24	255,000	255,310
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2022D	4.00%	07/01/27	150,000	153,753
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2022D	4.00%	07/01/28	130,000	134,217
Motor Vehicle Fuel Tax GO Refunding Bonds Series R2023B	5.00%	07/01/36 (b)	35,000	40,134
Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2023B	5.00%	07/01/34 (b)	80,000	92,306
Motor Vehicle Fuel Tax Go Refunding Bonds Series R2024C	5.00%	08/01/31	125,000	140,571
Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2024C	5.00%	08/01/38 (b)	90,000	103,605
Motor Vehicle Fuel Tax Refunding GO Bonds Series R2016C	5.00%	07/01/32 (b)	25,000	25,543
Washington Convention Center Public Facilities District
Lodging Tax Bonds Series 2018	5.00%	07/01/58 (b)	100,000	102,266
Sub Lodging Tax Bonds Series 2018	4.00%	07/01/58 (b)	50,000	44,117
				10,620,880
WEST VIRGINIA 0.1%
West Virginia Parkways Auth
Sr Lien RB Series 2021	5.00%	06/01/47 (b)	190,000	201,997
Sr Lien Turnpike Toll RB Series 2018	4.00%	06/01/47 (b)	150,000	144,989
				346,986
WISCONSIN 0.5%
Wisconsin
GO Refunding Bonds Series 2016-2	5.00%	11/01/25	210,000	215,027
GO Refunding Bonds Series 2017-1	5.00%	11/01/26	140,000	145,939
GO Refunding Bonds Series 2017-1	5.00%	11/01/27 (b)	100,000	105,064
GO Refunding Bonds Series 2017-2	5.00%	11/01/27 (b)	100,000	105,064
GO Refunding Bonds Series 20173	5.00%	11/01/31 (b)	125,000	131,299
GO Refunding Bonds Series 2023-2	5.00%	05/01/31	50,000	56,387
GO Refunding Bonds Series 2023-2	5.00%	05/01/33	140,000	161,740
GO Refunding Bonds Series 2023-2	5.00%	05/01/34 (b)	105,000	121,322
Refunding Bonds Series 2019A	5.00%	05/01/27 (a)	200,000	210,310
Transportation RB Series 2017-1	5.00%	07/01/27	90,000	95,102
Transportation Refunding RB Series 2017-2	5.00%	07/01/30 (b)	100,000	104,812
Wisconsin Center District
Sr Tax RB Series 2020C	0.00%	12/15/50 (b)(c)(d)	800,000	221,919
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Wisconsin Health & Educational Facilities Auth
RB (Medical College of Wisconsin) Series 2016	4.00%	12/01/46 (b)	75,000	72,190
				1,746,175
WYOMING 0.0%
Campbell Solid Waste Facilities
RB Series 2019A	3.63%	07/15/39 (b)	200,000	181,209
Total Municipal Securities (Cost $343,108,863)				344,477,641
Total Investments in Securities (Cost $343,108,863)				344,477,641

(a)	Refunded bond.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Credit-enhanced or liquidity-enhanced.
(d)	Zero coupon bond.
(e)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GAN —	Grant anticipation note
GO —	General obligation
IDA —	Industrial development agency/authority
IRB —	Industrial revenue bond
ISD —	Independent school district
LT —	Limited tax
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
UHSD —	Union high school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Portfolio Holdings  as of June 30, 2024 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$344,477,641	$—	$344,477,641
Total	$—	$344,477,641	$—	$344,477,641

[1]	As categorized in the Portfolio Holdings.
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Statement of Assets and Liabilities

As of June 30, 2024; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $343,108,863)		$344,477,641
Cash		9,492
Receivables:
Interest	+	4,294,480
Total assets		348,781,613

Liabilities
Payables:
Investments bought - delayed-delivery		933,898
Management fees	+	8,163
Total liabilities		942,061
Net assets		$347,839,552

Net Assets by Source
Capital received from investors		$345,936,201
Total distributable earnings	+	1,903,351
Net assets		$347,839,552

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$347,839,552		6,750,000		$51.53

See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Statement of Operations

For the period January 1, 2024 through June 30, 2024; unaudited
Investment Income
Interest received from securities - unaffiliated issuers		$5,199,079

Expenses
Management fees		44,131
Total expenses	–	44,131
Net investment income		5,154,948

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated issuers		(64,509)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers	+	(5,938,447)
Net realized and unrealized losses		(6,002,956)
Decrease in net assets resulting from operations		($848,008 )
See financial notes

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Municipal Bond ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	1/1/24-6/30/24		1/1/23-12/31/23
Net investment income		$5,154,948	$5,005,273
Net realized losses		(64,509)	(426,754)
Net change in unrealized appreciation (depreciation)	+	(5,938,447)	6,444,719
Increase (decrease) in net assets resulting from operations		($848,008 )	$11,023,238

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($4,224,230 )	($4,922,170 )

TRANSACTIONS IN FUND SHARES
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,050,000	$106,206,730	3,500,000	$178,890,533
Other capital		—	87,737	—	239,169
Net transactions in fund shares		2,050,000	$106,294,467	3,500,000	$179,129,702

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-6/30/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,700,000	$246,617,323	1,200,000	$61,386,553
Total increase	+	2,050,000	101,222,229	3,500,000	185,230,770
End of period		6,750,000	$347,839,552	4,700,000	$246,617,323
See financial notes
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST
Schwab U.S. TIPS ETF	Schwab U.S. Dividend Equity ETF
Schwab Short-Term U.S. Treasury ETF	Schwab High Yield Bond ETF
Schwab Intermediate-Term U.S. Treasury ETF	Schwab International Dividend Equity ETF
Schwab Long-Term U.S. Treasury ETF	Schwab International Equity ETF
Schwab U.S. Aggregate Bond ETF	Schwab International Small-Cap Equity ETF
Schwab 1-5 Year Corporate Bond ETF	Schwab Emerging Markets Equity ETF
Schwab 5-10 Year Corporate Bond ETF	Schwab U.S. REIT ETF
Schwab Municipal Bond ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Broad Market ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab 1000 Index®ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Ariel ESG ETF
Schwab U.S. Small-Cap ETF	Schwab Crypto Thematic ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash.  As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units.  Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab U.S. TIPS ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities.
The Schwab Short-Term U.S. Treasury ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. Treasury bond market.
The Schwab Intermediate-Term U.S. Treasury ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. Treasury bond market.
The Schwab Long-Term U.S. Treasury ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the long-term U.S. Treasury bond market.
The Schwab U.S. Aggregate Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.
The Schwab 1-5 Year Corporate Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the short-term U.S. corporate bond market.
The Schwab 5-10 Year Corporate Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the intermediate-term U.S. corporate bond market.

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

1. Business Structure of the Funds (continued):
The Schwab Municipal Bond ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the U.S. AMT-free municipal bond market.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of June 30, 2024, are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their fair value may change daily.
Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in U.S. Treasury inflation-protected securities (TIPS). Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The Schwab U.S. Aggregate Bond ETF may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The fund’s use of TBA commitments may cause the fund to experience higher portfolio turnover and higher transaction costs.

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS (Mortgage-Backed Securities) transactions, including TBAs, to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond ETF posts and receives variation margin with certain counterparties in instances where the unrealized gain (loss) on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
Delayed-Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings, if any. The funds may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The funds comply with Rule 18f-4 under the 1940 Act, the funds operate as limited derivatives users, with respect to purchase commitments held within the funds, portfolio securities are no longer required to be segregated as collateral with a value at least equal to the amount of a purchase commitment and the funds’ exposure is monitored under a derivatives risk management program.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank.  Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of June 30, 2024, only Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF and Schwab 5-10 Year Corporate Bond ETF had securities on loan, all of which were classified as corporate and government related bonds.  The value of the securities on loan and the related collateral at June 30, 2024, if any, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains or losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
principal amount of an inflation-protected security is included as an addition or reduction to interest income on the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions. Dividends and distributions from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e)  Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.
(f) U.S. Treasury, Agency Debt & Agency MBS Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency MBS may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fail charges are included in net realized gains (losses) in each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds make distributions from net investment income, if any, monthly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Investment Style Risk. The funds are index funds. Therefore, the funds follow the securities included in an index during upturns as well as downturns. Because of their indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of each fund’s expenses, each fund’s performance may be below that of its respective index. Errors relating to an index may occur from time to time and may not be identified by an index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
Municipal Securities Risk. The Schwab Municipal Bond ETF primarily invests in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the fund guarantees that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that the fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status or the reduction of financial support to municipalities, also could affect performance. Some municipalities continue to experience difficulties in the current economic and political environment.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests. A sudden or unpredictable rise in interest rates may cause volatility and the value of fixed-income securities to decline.
Credit Risk. A decline in the credit quality of an issuer, guarantor or liquidity provider of a portfolio investment or a counterparty could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer, guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Inflation-Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, the fund may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if a fund purchased all of the securities in its index.
Tracking Error Risk. As index funds, the funds seek to track the performance of an index, although they may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Portfolio Turnover Risk. With respect to the Schwab U.S. Aggregate Bond ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab Long-Term U.S. Treasury ETF and Schwab Municipal Bond ETF, the fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index or in response to market conditions. A higher portfolio turnover rate may result in increased transaction costs, which may lower the fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to the fund’s shareholders.
Prepayment and Extension Risk. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the fund’s fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.
Non-U.S. Issuer Risk. Certain funds may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities. A fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Derivatives Risk. Certain funds may invest in derivative instruments. The principal types of derivatives used by such funds are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk and liquidity risk, leverage risk and operational risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. A fund’s use of derivatives also could create a risk of counterparty default under certain transactions, risks that the fund would need to liquidate portfolio positions when it may not be advantageous to do so in order to meet margin and payment obligations, and legal risks relating to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. With respect to the Schwab U.S. Aggregate Bond ETF, certain of the mortgage-backed securities in which the fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause the fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through TBA transactions. The fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Taxable Investments Risk. With respect to the Schwab Municipal Bond ETF, the fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB U.S. TIPS ETF	SCHWAB SHORT-TERM U.S. TREASURY ETF	SCHWAB INTERMEDIATE-TERM U.S. TREASURY ETF	SCHWAB LONG-TERM U.S. TREASURY ETF	SCHWAB U.S. AGGREGATE BOND ETF	SCHWAB 1-5 YEAR CORPORATE BOND ETF	SCHWAB 5-10 YEAR CORPORATE BOND ETF	SCHWAB MUNICIPAL BOND ETF
0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investment from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of June 30, 2024, as applicable:
UNDERLYING FUNDS
	SCHWAB U.S. TIPS ETF	SCHWAB SHORT-TERM U.S. TREASURY ETF	SCHWAB LONG-TERM U.S. TREASURY ETF	SCHWAB U.S. AGGREGATE BOND ETF	SCHWAB 1-5 YEAR CORPORATE BOND ETF	SCHWAB 5-10 YEAR CORPORATE BOND ETF
Schwab Monthly Income Fund - Flexible Payout	— %	— %	0.6%	— %	— %	0.0%*
Schwab Monthly Income Fund - Income Payout	— %	— %	0.5%	— %	1.2%	0.1%
Schwab Monthly Income Fund - Target Payout	— %	— %	0.4%	— %	— %	0.0%*
Schwab Target 2010 Index Fund	0.0%*	0.0%*	— %	0.3%	— %	— %
Schwab Target 2015 Index Fund	0.0%*	0.0%*	— %	0.4%	— %	— %
Schwab Target 2020 Index Fund	0.1%	0.2%	— %	1.6%	— %	— %
Schwab Target 2025 Index Fund	0.2%	0.3%	— %	3.1%	— %	— %
Schwab Target 2030 Index Fund	0.2%	0.3%	— %	4.9%	— %	— %
Schwab Target 2035 Index Fund	— %	0.1%	— %	2.9%	— %	— %
Schwab Target 2040 Index Fund	— %	0.1%	— %	2.6%	— %	— %
Schwab Target 2045 Index Fund	— %	0.0%*	— %	1.1%	— %	— %
Schwab Target 2050 Index Fund	— %	— %	— %	1.0%	— %	— %
Schwab Target 2055 Index Fund	— %	— %	— %	0.4%	— %	— %
Schwab Target 2060 Index Fund	— %	— %	— %	0.3%	— %	— %
Schwab Target 2065 Index Fund	— %	— %	— %	0.0%*	— %	— %
Schwab VIT Balanced Portfolio	0.0%*	0.1%	— %	0.4%	— %	— %
Schwab VIT Balanced with Growth Portfolio	0.0%*	0.1%	— %	0.6%	— %	— %
Schwab VIT Growth Portfolio	— %	— %	— %	0.3%	— %	— %

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates.  Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.
As of June 30, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	INTEREST RATE CONTRACTS	TOTAL
Asset Derivatives
Schwab 1-5 Year Corporate Bond ETF
Futures Contracts[1]	$4,140	$4,140
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	74,593	74,593

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities.

Liability Derivatives
Schwab 1-5 Year Corporate Bond ETF
Futures Contracts[1]	($392 )	($392 )
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	(1,239)	(1,239)

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported within the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended June 30, 2024, were:
	INTEREST RATE CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab 1-5 Year Corporate Bond ETF
Futures Contracts[1]	($4,482 )	($4,482 )
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	225,933	225,933

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

7. Derivatives (continued):
Net Change in Unrealized Appreciation (Depreciation)
Schwab 1-5 Year Corporate Bond ETF
Futures Contracts[1]	$3,748	$3,748
Schwab 5-10 Year Corporate Bond ETF
Futures Contracts[1]	55,946	55,946

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended June 30, 2024, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab U.S. TIPS ETF	$—	—
Schwab Short-Term U.S. Treasury ETF	—	—
Schwab Intermediate-Term U.S. Treasury ETF	—	—
Schwab Long-Term U.S. Treasury ETF	—	—
Schwab U.S. Aggregate Bond ETF	—	—
Schwab 1-5 Year Corporate Bond ETF	3,746,965	26
Schwab 5-10 Year Corporate Bond ETF	46,248,528	392
Schwab Municipal Bond ETF	—	—

8. Purchases and Sales/Maturities of Investment Securities:
For the period ended June 30, 2024, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	PURCHASES OF OTHER LONG-TERM SECURITIES	TOTAL PURCHASES OF LONG-TERM SECURITIES
Schwab U.S. TIPS ETF	$1,442,449,366	$—	$1,442,449,366
Schwab Short-Term U.S. Treasury ETF	3,631,817,825	—	3,631,817,825
Schwab Intermediate-Term U.S. Treasury ETF	1,525,940,791	—	1,525,940,791
Schwab Long-Term U.S. Treasury ETF	72,378,238	—	72,378,238
Schwab U.S. Aggregate Bond ETF	1,830,556,660	180,709,731	2,011,266,391
Schwab 1-5 Year Corporate Bond ETF	—	73,626,449	73,626,449
Schwab 5-10 Year Corporate Bond ETF	—	1,081,663,206	1,081,663,206
Schwab Municipal Bond ETF	—	129,555,951	129,555,951
	SALES/MATURITIES OF LONG-TERM U.S. GOVERNMENT SECURITIES*	SALES/MATURITIES OF OTHER LONG-TERM SECURITIES	TOTAL SALES/MATURITIES OF LONG-TERM SECURITIES
Schwab U.S. TIPS ETF	$1,518,929,379	$—	$1,518,929,379
Schwab Short-Term U.S. Treasury ETF	3,715,569,462	—	3,715,569,462
Schwab Intermediate-Term U.S. Treasury ETF	1,528,877,377	—	1,528,877,377
Schwab Long-Term U.S. Treasury ETF	65,567,945	—	65,567,945
Schwab U.S. Aggregate Bond ETF	1,735,935,900	208,461,860	1,944,397,760
Schwab 1-5 Year Corporate Bond ETF	—	73,892,418	73,892,418
Schwab 5-10 Year Corporate Bond ETF	—	1,113,647,096	1,113,647,096
Schwab Municipal Bond ETF	—	44,052,990	44,052,990
*
Includes securities guaranteed by U.S. Government Agencies.

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

 9. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of fixed-income securities, which constitutes an optimized representation of the securities involved in the relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges paid to the fund, expect for Schwab Municipal Bond ETF,  generally have no effect on net asset value per share. Variable charges were larger than the other funds for Schwab Municipal Bond ETF in the current period and are included in Other Capital on the Financial Highlights and on the Statement of Changes in Net Assets. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended June 30, 2024, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab U.S. TIPS ETF	$1,183,177,976	$1,430,610,700
Schwab Short-Term U.S. Treasury ETF	645,754,248	1,899,263,836
Schwab Intermediate-Term U.S. Treasury ETF	721,960,212	372,470,737
Schwab Long-Term U.S. Treasury ETF	231,034,885	140,801,924
Schwab U.S. Aggregate Bond ETF	329,706,834	131,298,102
Schwab 1-5 Year Corporate Bond ETF	71,294,388	52,352,091
Schwab 5-10 Year Corporate Bond ETF	1,019,562,591	85,156,057
Schwab Municipal Bond ETF	22,240,852	—
For the period ended June 30, 2024, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended June 30, 2024 are disclosed in the funds’ Statements of Operations, if any.

10. Federal Income Taxes:
As of June 30, 2024, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab U.S. TIPS ETF	$12,361,522,793	$—	($1,265,144,495 )	($1,265,144,495 )
Schwab Short-Term U.S. Treasury ETF	10,536,676,562	8,497,209	(67,677,686)	(59,180,477)
Schwab Intermediate-Term U.S. Treasury ETF	8,263,121,908	—	(234,546,996)	(234,546,996)
Schwab Long-Term U.S. Treasury ETF	715,126,214	—	(44,200,327)	(44,200,327)
Schwab U.S. Aggregate Bond ETF	8,422,391,989	—	(651,770,010)	(651,770,010)
Schwab 1-5 Year Corporate Bond ETF	411,536,240	1,316,311	(8,803,379)	(7,487,068)
Schwab 5-10 Year Corporate Bond ETF	6,552,619,576	42,605,693	(62,125,754)	(19,520,061)
Schwab Municipal Bond ETF	343,108,863	3,598,701	(2,229,923)	1,368,778
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales and realization for tax purposes of unrealized appreciation or depreciation on futures contracts if held. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Financial Notes, unaudited (continued)

10. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2023,  the funds had capital loss carryforwards as follows:

Schwab U.S. TIPS ETF	$849,125,626
Schwab Short-Term U.S. Treasury ETF	497,118,412
Schwab Intermediate-Term U.S. Treasury ETF	590,220,469
Schwab Long-Term U.S. Treasury ETF	19,080,638
Schwab U.S. Aggregate Bond ETF	451,180,968
Schwab 1-5 Year Corporate Bond ETF	6,711,849
Schwab 5-10 Year Corporate Bond ETF	38,895,968
Schwab Municipal Bond ETF	440,748
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2024. The tax basis components of distributions paid during the fiscal year ended December 31, 2023, were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	TAX-EXEMPT INCOME	ORDINARY INCOME
Schwab U.S. TIPS ETF	$—	$357,550,940
Schwab Short-Term U.S. Treasury ETF	—	486,218,420
Schwab Intermediate-Term U.S. Treasury ETF	—	238,302,970
Schwab Long-Term U.S. Treasury ETF	—	13,873,040
Schwab U.S. Aggregate Bond ETF	—	236,337,780
Schwab 1-5 Year Corporate Bond ETF	—	11,400,855
Schwab 5-10 Year Corporate Bond ETF	—	200,670,060
Schwab Municipal Bond ETF	4,920,282	1,888
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of December 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2023, the funds did not incur any interest or penalties.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF, Schwab Intermediate-Term U.S. Treasury ETF, Schwab U.S. Aggregate Bond ETF, Schwab 1-5 Year Corporate Bond ETF, Schwab 5-10 Year Corporate Bond ETF, Schwab Long-Term U.S. Treasury ETF, and Schwab Municipal Bond ETF (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the
Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 2, 2024 and June 6, 2024, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 6, 2024 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
its infrastructure, including the investment adviser’s technology and use of data, business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services, and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of portfolio yield and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Funds had closely tracked their respective indexes in 2023, with all of the Funds performing in their expected performance ranges. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Schwab Short-Term U.S. Treasury ETF and the Schwab U.S. Aggregate Bond ETF had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board noted that each Fund’s performance peer group included actively managed peers and concluded that other factors relevant to performance supported renewal of the Agreement with respect to each Fund including that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with each Fund’s investment objective and policies. Following such evaluation, the Board concluded, within the context of its full deliberations that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. [The Trustees acknowledged that the advisory fee payable by Schwab U.S. TIPS ETF had been reduced since the prior renewal period.] The Trustees also considered fees charged by the investment adviser to mutual funds that it manages. The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking fixed income indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity,

Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

Schwab Fixed-Income ETFs
cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and noted the impact of regulatory and other developments on the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Fixed-Income ETFs | Semiannual Holdings and Financial Statements

MFR62961-13
00301194

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included as part of the report to shareholders filed under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Not applicable

(3)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab Fixed-Income ETFs

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer

Date:	August 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer

Date:	August 16, 2024

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer

Date:	August 16, 2024